Portfolio of Investments
(unaudited)
CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5.500% 06/03/24 $ 55
TOTAL FOOD, BEVERAGE & TOBACCO 55
TOTAL CORPORATE BONDS 55
(Cost $64)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note 4.125 11/15/32 210
TOTAL U.S. TREASURY SECURITIES 210
TOTAL GOVERNMENT BONDS 210
(Cost $210)
TOTAL BONDS 265
(Cost $274)
SHARES COMPANY
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.9%
39,000 Actron Technology Corp 252
3,176 * Adient plc 130
232,811 Aisin Seiki Co Ltd 6,417
3,449 * American Axle & Manufacturing Holdings, Inc 27
360,660 Apollo Tyres Ltd 1,407
365,612 * Aptiv plc 41,018
80,598 e ARB Corp Ltd 1,721
59,946 Asahi India Glass Ltd 331
541,056 *,e,g Aston Martin Lagonda Global Holdings plc 1,522
95,584,507 Astra International Tbk PT 38,300
209,956 Autoliv, Inc 19,601
239,235 Autoliv, Inc 22,349
3,111 e Autoneum Holding AG. 464
64,532 Bajaj Holdings and Investment Ltd 3,053
72,737 Balkrishna Industries Ltd 1,732
399,376 Bayerische Motoren Werke AG. 43,771
24,948 Bayerische Motoren Werke AG. (Preference) 2,550
21,200 Bethel Automotive Safety Systems Co Ltd 220
242,289 Bharat Forge Ltd 2,278
63,844 BorgWarner, Inc 3,135
531,400 Bridgestone Corp 21,587
104,243 BYD Co Ltd 3,884
1,370,862 BYD Co Ltd (H shares) 40,325
17,996 *,e Canoo, Inc 12
21,375 Ceat Ltd 378
6,285 *,e Cenntro Electric Group Ltd 3
12,739 Changzhou Xingyu Automotive Lighting Systems Co Ltd 223
1,665,885 Cheng Shin Rubber Industry Co Ltd 2,003
176,000 China Motor Corp 370
107,708 Chongqing Changan Automobile Co Ltd 187
47,593 Cie Automotive S.A. 1,370
1,224,136 Cie Generale des Etablissements Michelin S.C.A 37,420

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
97,219 Cie Plastic Omnium SA $ 1,771
619,975 * Cofide S.p.A. 258
320,864 Continental AG. 24,042
74,800 Cub Elecparts, Inc 449
594,258 Daimler AG. (Registered) 45,700
804,007 Dana Inc 12,100
404,700 Denso Corp 22,844
306,325 e,g Dometic Group AB 1,870
1,523 Dong Ah Tire & Rubber Co Ltd 88
2,934,517 Dongfeng Motor Group Co Ltd 1,379
1,116 * Dorman Products, Inc 96
266,700 * Dr ING hc F Porsche AG. 34,231
1,122,500 Drb-Hicom BHD 352
1,064 * EGE Endustri VE Ticaret AS. 253
126,655 Eicher Motors Ltd 4,551
80,162 ElringKlinger AG. 821
26,260 g Endurance Technologies Ltd 397
33,082 Exedy Corp 453
363,662 * Exide Industries Ltd 790
6,446 *,e Faraday Future Intelligent Electric, Inc 2
152,587 Faurecia 3,316
115,086 FAW Jiefang Group Co Ltd 139
29,500 FCC Co Ltd 346
152,978 Ferrari NV 41,455
8,810 *,e Fisker, Inc 54
1,798,108 Ford Motor Co 22,656
62,580 Ford Otomotiv Sanayi AS 1,911
24,867 * Fox Factory Holding Corp 3,018
599,923 Freni Brembo SpA 8,782
596,600 Fuji Heavy Industries Ltd 9,524
121,763 Fuyao Glass Industry Group Co Ltd - A 616
580,562 g Fuyao Glass Industry Group Co Ltd - H 2,531
5,683,302 Geely Automobile Holdings Ltd 7,324
905,974 General Motors Co 33,231
65,422 Gentex Corp 1,834
1,425 * Gentherm, Inc 86
456,343 g Gestamp Automocion S.A. 2,065
6,290 Global & Yuasa Battery Co Ltd 270
60,000 Global PMX Co Ltd 286
174,993 * Goodyear Tire & Rubber Co 1,928
2,824,746 e Great Wall Motor Co Ltd 3,495
141,259 Great Wall Motor Co Ltd 576
34,400 G-Tekt Corp 373
294,700 Guangzhou Automobile Group Co Ltd 479
2,967,042 Guangzhou Automobile Group Co Ltd - H 1,875
129,448 GUD Holdings Ltd 855
69,677 Hankook Tire Co Ltd 1,864
20,592 Hankook Tire Worldwide Co Ltd 189
174,092 Hanon Systems 1,178
109,548 Harley-Davidson, Inc 4,160
102,546 Hero Honda Motors Ltd 2,936
1,551,450 Honda Motor Co Ltd 41,038
3,387,000 Hota Industrial Manufacturing Co Ltd 8,028
79,000 Hu Lane Associate, Inc 372
179,015 Huayu Automotive Systems Co Ltd 436
586,000 e Huazhong In-Vehicle Holdings Co Ltd 183
29,376 Huizhou Desay Sv Automotive Co Ltd 474
57,712 Hyundai Mobis 9,585
130,247 Hyundai Motor Co 18,531
34,415 Hyundai Motor Co Ltd (2nd Preference) 2,542
50,048 Hyundai Motor Co Ltd (Preference) 3,638

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
15,213 Hyundai Wia Corp $ 658
12,547 * Iljin Hysolus Co ltd 300
462,000 e Intron Technology Holdings Ltd 328
538,000 Isuzu Motors Ltd 6,430
23,084 JBM Auto Ltd 182
67,689 JK Tyre & Industries Ltd 128
387,842 Johnson Electric Holdings Ltd 440
189,600 JTEKT Corp 1,464
14,596 Kayaba Industry Co Ltd 444
478,000 Kenda Rubber Industrial Co Ltd 494
247,722 Kia Motors Corp 15,460
193,000 * Koito Manufacturing Co Ltd 3,659
64,530 Kordsa Teknik Tekstil AS. 262
76,438 * Kumho Tire Co, Inc 219
1,068 LCI Industries, Inc 117
45,739 Lear Corp 6,380
1,077,100 * Li Auto, Inc 13,470
75,380 Linamar Corp 3,627
31,907 *,e Lordstown Motors Corp 21
503,388 *,e Lucid Group, Inc 4,047
4,138 *,e Luminar Technologies, Inc 27
251,718 Magna International, Inc 13,483
3,509 Maharashtra Scooters Ltd 181
2,499,000 Mahindra & Mahindra Ltd 35,314
88,618 Mahindra CIE Automotive Ltd 379
22,700 Mahle-Metal Leve S.A. Industria e Comercio 137
31,921 Mando Corp 1,130
197,085 Martinrea International, Inc 2,125
113,246 Maruti Suzuki India Ltd 11,452
523,373 Mazda Motor Corp 4,828
10,480 MGI Coutier 154
81,462 Minda Corp Ltd 214
177,482 Minda Industries Ltd 1,041
715,426 Minth Group Ltd 2,171
647,500 *,e Mitsubishi Motors Corp 2,552
130,390 * Mobileye Global, Inc 5,642
316,621 * Modine Manufacturing Co 7,298
1,986,469 Motherson Sumi Systems Ltd 1,627
1,728,904 Motherson Sumi Wiring India Lt 1,018
618 * Motorcar Parts of America, Inc 5
1,797 MRF Ltd 1,841
41,638 e Musashi Seimitsu Industry Co Ltd 590
25,649 * Myoung Shin Industrial Co Ltd 421
293,000 * Nan Kang Rubber Tire Co Ltd 376
2,684,698 *,e,g Nemak SAB de C.V. 690
18,798 Nexen Tire Corp 125
590,000 Nexteer Automotive Group Ltd 373
146,300 e NGK Spark Plug Co Ltd 3,027
192,215 NHK Spring Co Ltd 1,380
77,212 Nifco, Inc 2,195
57,811 Ningbo Joyson Electronic Corp 128
59,878 Ningbo Tuopu Group Co Ltd 561
1,274,472 *,e NIO, Inc (ADR) 13,395
72,553 Nippon Seiki Co Ltd 464
2,149,400 Nissan Motor Co Ltd 8,135
66,310 e Nissan Shatai Co Ltd 424
81,488 NOK Corp 903
130,844 e Nokian Renkaat Oyj 1,252
31,600 Pacific Industrial Co Ltd 276
36,504 Patrick Industries, Inc 2,512
513,135 Piaggio & C S.p.A. 2,187

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
26,894 e Piolax Inc $ 392
346,105 g Pirelli & C S.p.A 1,734
430,630 Porsche AG. 24,721
66,760 PWR Holdings Ltd 447
64,623 *,e QuantumScape Corp 529
325,658 * Renault S.A. 13,273
422,101 *,e Rivian Automotive, Inc 6,534
8,825 S&T Daewoo Co Ltd 319
514,423 SAIC Motor Corp Ltd 1,077
200,500 Sailun Group Co Ltd 316
24,460 g Sansera Engineering Ltd 223
424,000 Sanyang Industry Co Ltd 545
117,876 Schaeffler AG. 898
59,705 Shandong Linglong Tyre Co Ltd 170
12,500 Shenzhen Kedali Industry Co Ltd 236
168,400 Shoei Co Ltd 3,538
12,620 SL Corp 272
74,109 *,e Solid Power, Inc 223
886,200 Sri Trang Agro-Industry PCL (Foreign) 594
700 Standard Motor Products, Inc 26
123,600 Stanley Electric Co Ltd 2,748
882,716 e Stellantis NV 16,053
122,324 * Stoneridge, Inc 2,287
659,300 Sumitomo Electric Industries Ltd 8,470
41,417 Sumitomo Riko Co Ltd 216
158,200 Sumitomo Rubber Industries, Inc 1,431
4,973 Sundaram-Clayton Ltd 228
5,768,680 * Sundaram-Clayton Ltd 14
89,899 Sundram Fasteners Ltd 1,071
67,753 Suprajit Engineering Ltd 285
344,400 Suzuki Motor Corp 12,542
1,552,922 * Tata Motors Ltd 8,001
3,561,193 * Tesla, Inc 738,805
99,722 Thor Industries, Inc 7,942
305,375 g TI Fluid Systems plc 405
642,000 e Tianneng Power International Ltd 760
48,247 e Tokai Rika Co Ltd 594
312,000 Tong Yang Industry Co Ltd 474
26,068 e Topre Corp 242
579,725 e Toyo Tire & Rubber Co Ltd 6,786
62,700 Toyoda Gosei Co Ltd 1,082
71,695 Toyota Boshoku Corp 1,160
17,662,598 * Toyota Motor Corp 251,434
8,542 Trigano S.A. 1,113
85,300 TS Tech Co Ltd 1,083
98,692 Tube Investments of India Ltd 3,066
53,000 Tung Thih Electronic Co Ltd 266
476,357 TVS Motor Co Ltd 6,261
359,500 UMW Holdings BHD 314
993,272 Valeo S.A. 20,382
44,391 *,g Varroc Engineering Ltd 135
40,649 * Visteon Corp 6,375
19,499 * Vitesco Technologies Group AG. 1,410
43,628 Volkswagen AG. (Preference) 5,954
612,903 *,e Volvo Car AB 2,681
5,406 WABCO India Ltd 685
641 Winnebago Industries, Inc 37
11,707 *,e Workhorse Group, Inc 16
1,380,000 e Wuling Motors Holdings Ltd 151
452 * XPEL, Inc 31
801,000 *,e XPeng, Inc 4,446

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,163,031 g Yadea Group Holdings Ltd $ 2,996
275,200 Yamaha Motor Co Ltd 7,202
113,700 Yokohama Rubber Co Ltd 2,408
484,000 Yulon Motor Co Ltd 1,198
TOTAL AUTOMOBILES & COMPONENTS 2,072,136
BANKS - 5.8%
8,432 1st Source Corp 364
52,003 e 77 Bank Ltd 850
606,027 g ABN AMRO Group NV 9,610
416,901 Absa Group Ltd 4,261
1,456,773 Abu Dhabi Commercial Bank PJSC 3,297
711,994 Abu Dhabi Islamic Bank PJSC 1,937
286 e ACNB Corp 9
642,600 * Affin Holdings BHD 293
30,075,383 Agricultural Bank of China Ltd 11,138
2,796,562 Agricultural Bank of China Ltd (Class A) 1,266
14,067,146 AIB Group plc 56,937
38,500 Aichi Financial Group, Inc 628
985,554 * Ajman Bank PJSC 385
1,609,998 Akbank TAS 1,425
54,641 Aktia Bank Oyj 566
765,100 Al Ahli Bank of Kuwait KSCP 850
3,724,624 Al Rajhi Bank 73,323
2,218,462 Alinma Bank 17,494
86,536 * Alior Bank S.A. 781
928,100 Alliance Financial Group BHD 717
3,015,969 * Alpha Bank AE 3,707
315,270 *,† Amagerbanken AS 0
1,746 Amalgamated Financial Corp 31
17,151 Amerant Bancorp Inc 373
354 American National Bankshares, Inc 11
70,678 Ameris Bancorp 2,585
913,334 AMMB Holdings BHD 778
124,400 e Aozora Bank Ltd 2,254
289,771 Arab National Bank 2,001
482 Arrow Financial Corp 12
6,065 Associated Banc-Corp 109
3,765 Atlantic Union Bankshares Corp 132
159,757 g AU Small Finance Bank Ltd 1,130
4,340,259 Australia & New Zealand Banking Group Ltd 66,884
27,044 e Awa Bank Ltd 399
1,884,583 Axis Bank Ltd 19,744
292,008 * Axos Financial, Inc 10,781
1,871 Banc of California, Inc 23
424,422 *,e Banca Monte dei Paschi di Siena S.p.A 922
814,252 Banca Popolare di Sondrio SCARL 3,448
33,879 Bancfirst Corp 2,815
97,300 Banco ABC Brasil S.A. 323
16,966,268 e Banco Bilbao Vizcaya Argentaria S.A. 121,298
1,637,792 e Banco BPM S.p.A. 6,398
6,804,586 Banco Bradesco S.A. 15,909
18,754,059 Banco Bradesco S.A. (Preference) 48,731
39,109,122 Banco Comercial Portugues S.A. 8,667
55,298,455 Banco de Chile 5,371
26,413 Banco de Credito e Inversiones 774
9,429,258 e Banco de Sabadell S.A. 10,141
2,046,600 e,g Banco del Bajio S.A. 7,450
425,901 Banco do Brasil S.A. 3,286
196,300 Banco do Estado do Rio Grande do Sul 387
365,400 Banco Pan S.A. 368

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
154,010 Banco Santander Brasil S.A. $ 814
31,621,084 Banco Santander Chile S.A. 1,402
325,763 Banco Santander S.A. 1,214
126,272 BanColombia S.A. 949
378,690 e BanColombia S.A. (ADR) 9,517
236,546 BanColombia S.A. (Preference) 1,482
309,353 *,g Bandhan Bank Ltd 740
5,240,000 * Bank Aladin Syariah Tbk PT 419
234,636 * Bank AlBilad 2,504
195,862 Bank Al-Jazira 955
2,495,700 Bank BTPN Syariah Tbk PT 365
51,647,770 Bank Central Asia Tbk PT 30,216
541 e Bank First Corp 40
36,947 Bank Handlowy w Warszawie S.A. 699
91,463 Bank Hapoalim Ltd 761
146,283 Bank Leumi Le-Israel 1,107
543,141 * Bank Millennium S.A. 563
5,940,288 * Bank Neo Commerce Tbk PT 239
13,108,686 Bank of America Corp 374,908
1,010,161 Bank of Baroda 2,084
747,962 Bank of Beijing Co Ltd 479
229,900 Bank of Changsha Co Ltd 265
107,020 Bank of Chengdu Co Ltd 211
1,269,544 Bank of China Ltd - A 624
76,839,912 Bank of China Ltd - H 29,458
1,295,512 Bank of Communications Co Ltd - A 964
4,819,319 Bank of Communications Co Ltd - H 3,031
1,213,800 e Bank of East Asia Ltd 1,542
35,924 Bank of Georgia Group plc 1,220
133,195 Bank of Hangzhou Co Ltd 225
2,879 e Bank of Hawaii Corp 150
7,406,479 Bank of Ireland Group plc 74,941
382,918 Bank of Jiangsu Co Ltd 392
430,400 Bank of Kaohsiung 174
58,400 e Bank of Kyoto Ltd 2,762
24,758 Bank of Marin Bancorp 542
1,088,375 e Bank of Montreal 96,943
253,814 Bank of Nanjing Co Ltd 331
184,474 Bank of Ningbo Co Ltd 733
1,190,392 e Bank of Nova Scotia 59,956
485,376 Bank of NT Butterfield & Son Ltd 13,105
626,559 Bank of Queensland Ltd (ASE) 2,732
476,299 Bank of Shanghai Co Ltd 415
226,000 Bank of Suzhou Co Ltd 229
941,881 Bank of the Philippine Islands 1,781
112,015 e Bank OZK 3,831
203,046 Bank Pekao S.A. 4,039
2,406,311 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 218
6,823,200 * Bank Pembangunan Daerah Jawa Timur Tbk PT 335
171,320,068 Bank Rakyat Indonesia 54,283
6,092,062 Bank Tabungan Negara Persero Tbk PT 499
17,248 Bank Zachodni WBK S.A. 1,168
644,718 e Bankinter S.A. 3,662
2,581 BankUnited 58
190 Bankwell Financial Group, Inc 5
286,976 Banner Corp 15,603
30,981 e Banque Cantonale Vaudoise 2,924
281,909 Banque Saudi Fransi 2,735
513 Bar Harbor Bankshares 14
27,363,390 Barclays plc 49,252
983,328 g BAWAG Group AG. 47,759

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
403 Baycom Corp $ 7
489 BCB Bancorp, Inc 6
10,771,389 BDO Unibank, Inc 25,546
539,681 Bendigo Bank Ltd 3,139
113,858 Berkshire Hills Bancorp, Inc 2,853
675,800 BIMB Holdings BHD 329
898 * Blue Foundry Bancorp 9
12,166 Blue Ridge Bankshares, Inc 124
1,434,871 BNP Paribas S.A. 85,687
3,137,625 BOC Hong Kong Holdings Ltd 9,768
1,610 BOK Financial Corp 136
622,179 Boubyan Bank KSCP 1,305
1,022,672 e BPER Banca 2,516
6,701 BRE Bank S.A. 478
554 * Bridgewater Bancshares, Inc 6
535,793 Brookline Bancorp, Inc 5,626
255,733 BS Financial Group, Inc 1,283
3,342,899 Bumiputra-Commerce Holdings BHD 4,029
2,854,513 Burgan Bank SAK 2,062
20,461 Business First Bancshares, Inc 351
144,144 Byline Bancorp, Inc 3,116
7,947 Cadence BanCorp 165
10,041,099 CaixaBank S.A. 39,180
233 Cambridge Bancorp 15
11,470 Camden National Corp 415
898,936 e Canadian Imperial Bank of Commerce 38,119
361,538 Canadian Western Bank 6,624
258 Capital Bancorp, Inc 4
4,905 Capital City Bank Group, Inc 144
191,175 Capitec Bank Holdings Ltd 18,121
602,620 Capitol Federal Financial 4,056
17,275 Capstar Financial Holdings, Inc 262
830 * Carter Bankshares, Inc 12
93,370 Cathay General Bancorp 3,223
340,304 Central Pacific Financial Corp 6,091
2,305,011 Chang Hwa Commercial Bank 1,316
1,346,900 Chiba Bank Ltd 8,693
11,234,490 China Citic Bank 5,652
537,907 China Construction Bank Corp - A 465
92,570,546 China Construction Bank Corp - H 59,911
1,355,204 China Everbright Bank Co Ltd - A 594
2,508,845 China Everbright Bank Co Ltd - H 761
5,172,481 China Merchants Bank Co Ltd 26,266
2,204,070 China Merchants Bank Co Ltd (Class A) 10,977
1,172,648 China Minsheng Banking Corp Ltd - A 589
9,376,991 e China Minsheng Banking Corp Ltd - H 3,213
324,829 China Zheshang Bank Co Ltd 135
31,578,388 Chinatrust Financial Holding Co 22,741
1,000,700 Chongqing Rural Commercial Bank Co Ltd 535
133,000 Chugin Financial Group, Inc 894
1,789,081 Citigroup, Inc 83,890
480 Citizens & Northern Corp 10
1,250,796 Citizens Financial Group, Inc 37,987
924 City Holding Co 84
315,466 City Union Bank Ltd 484
498 Civista Bancshares, Inc 8
144,749 Close Brothers Group plc 1,614
557 CNB Financial Corp 11
12,031 * Coastal Financial Corp 433
67,468 * Collector Bank AB 234
554 Colony Bankcorp Inc 6

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
271,395 Columbia Banking System, Inc $ 5,813
1,941 * Columbia Financial, Inc 36
47,674 e Comerica, Inc 2,070
50,252 Commerce Bancshares, Inc 2,932
1,541,886 Commercial Bank of Qatar QSC 2,470
1,248,491 Commercial International Bank 2,066
5,557,490 * Commerzbank AG. 58,511
2,143,015 Commonwealth Bank of Australia 141,494
205,737 Community Bank System, Inc 10,799
34,382 Community Trust Bancorp, Inc 1,305
1,075,700 e Concordia Financial Group Ltd 3,965
149,788 e ConnectOne Bancorp, Inc 2,648
273,600 Credicorp Ltd 36,222
155,515 Credito Emiliano S.p.A. 1,150
1,543 *,e CrossFirst Bankshares, Inc 16
2,729 Cullen/Frost Bankers, Inc 288
124,096 * Customers Bancorp, Inc 2,298
4,833 CVB Financial Corp 81
5,646,074 *,† Cyprus Popular Bank Public Co Ltd 61
480,427 Dah Sing Banking Group Ltd 368
135,508 Dah Sing Financial Holdings Ltd 348
33,686 Daishi Hokuetsu Financial Group, Inc 736
6,536 Danske Bank AS 132
1,575,065 DBS Group Holdings Ltd 39,159
146,934 DCB Bank Ltd 191
144,483 DGB Financial Group Co Ltd 767
2,367 Dime Community Bancshares, Inc 54
32,456 DNB Bank ASA 581
2,313,249 Doha Bank QSC 1,036
2,764,915 Dubai Islamic Bank PJSC 3,947
12,727,105 E.Sun Financial Holding Co Ltd 10,599
35,154 Eagle Bancorp, Inc 1,177
176,629 e East West Bancorp, Inc 9,803
6,078 Eastern Bankshares, Inc 77
918,738 Emirates NBD Bank PJSC 3,288
319 Enterprise Bancorp, Inc 10
107,190 Enterprise Financial Services Corp 4,780
23,646 e Equitable Group, Inc 1,020
439,174 *,g Equitas Small Finance Bank Ltd 360
6,905 Equity Bancshares, Inc 168
525 Esquire Financial Holdings, Inc 21
1,222,015 * Eurobank Ergasias S.A. 1,619
2,348,578 Far Eastern International Bank 858
284 e Farmers & Merchants Bancorp, Inc 7
44,961 Farmers National Banc Corp 568
1,230 FB Financial Corp 38
1,733,697 Federal Bank Ltd 2,799
16,738 FIBI Holdings Ltd 630
1,898,469 Fifth Third Bancorp 50,575
515 Financial Institutions, Inc 10
907,793 FinecoBank Banca Fineco S.p.A 13,908
328,122 First Bancorp 3,747
2,235 First Bancorp 79
307 First Bancorp, Inc 8
674 First Bancshares, Inc 17
447 First Bank 5
136,293 First Busey Corp 2,772
271 First Business Financial Services, Inc 8
19,740 e First Citizens Bancshares, Inc (Class A) 19,209
721,755 First Commonwealth Financial Corp 8,971
559 First Community Bancshares, Inc 14

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
24,495 First Financial Bancorp $ 533
517,448 First Financial Bankshares, Inc 16,507
47,696 First Financial Corp 1,788
5,311,584 First Financial Holding Co Ltd 4,623
1,718 First Foundation, Inc 13
185 e First Guaranty Bancshares, Inc 3
165,111 First Hawaiian, Inc 3,406
433,642 First Horizon National Corp 7,710
172,675 First International Bank Of Israel Ltd 6,112
2,091 First Internet Bancorp 35
123,681 First Interstate Bancsystem, Inc 3,693
59,029 First Merchants Corp 1,945
630 First Mid-Illinois Bancshares, Inc 17
762 First of Long Island Corp 10
269 * First Western Financial, Inc 5
279 Five Star Bancorp 6
980 Flushing Financial Corp 15
19,441 FNB Corp 226
5,200 *,† FS Finans A.S. 0
176,300 Fukuoka Financial Group, Inc 3,392
8,013 Fulton Financial Corp 111
477 * FVCBankcorp, Inc 5
6,456 German American Bancorp, Inc 215
62,172 Glacier Bancorp, Inc 2,612
3,146 Great Southern Bancorp, Inc 159
688 e Greene County Bancorp, Inc 16
8,855,885 e Grupo Financiero Banorte S.A. de C.V. 74,651
1,010,577 *,e Grupo Financiero Inbursa S.A. 2,173
1,656,374 Grupo Security S.A. 331
293 Guaranty Bancshares, Inc 8
734,001 Gulf Bank KSCP 715
337,400 Gunma Bank Ltd 1,128
346,700 Hachijuni Bank Ltd 1,506
521,061 Haci Omer Sabanci Holding AS 1,078
289,398 Hana Financial Group, Inc 9,064
4,818 Hancock Whitney Corp 175
647,335 Hang Seng Bank Ltd 9,202
1,840 Hanmi Financial Corp 34
1,553 HarborOne Northeast Bancorp, Inc 19
353 HBT Financial, Inc 7
494,334 HDFC Bank Ltd (ADR) 32,957
43,613 Heartland Financial USA, Inc 1,673
80,164 Heritage Commerce Corp 668
1,183 Heritage Financial Corp 25
1,703 Hilltop Holdings, Inc 51
47 e Hingham Institution for Savings 11
242,002 Hirogin Holdings, Inc 1,144
20,600 e Hokkoku Financial Holdings, Inc 644
111,260 e Hokuhoku Financial Group, Inc 779
225 Home Bancorp, Inc 7
905,193 Home Bancshares, Inc 19,652
19,687 HomeStreet, Inc 354
406 HomeTrust Bancshares, Inc 10
289,212 Hong Leong Bank BHD 1,327
63,370 Hong Leong Credit BHD 258
3,953 Hope Bancorp, Inc 39
1,379 Horizon Bancorp 15
11,685,318 HSBC Holdings plc 79,419
4,338,510 Hua Nan Financial Holdings Co Ltd 3,192
480,986 Huaxia Bank Co Ltd 377
906,670 Huntington Bancshares, Inc 10,155
181,674 Hyakugo Bank Ltd 509

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
5,118,729 ICICI Bank Ltd $ 54,701
2,758,613 * IDFC Bank Ltd 1,855
2,760 Independent Bank Corp 181
26,151 Independent Bank Corp 465
767 Independent Bank Group, Inc 36
235,603 Indian Bank 830
2,049,039 Industrial & Commercial Bank of China Ltd - A 1,330
54,575,914 Industrial & Commercial Bank of China Ltd - H 29,004
607,205 Industrial Bank Co Ltd 1,495
124,991 Industrial Bank of Korea 972
24,900,627 ING Groep NV 295,703
187,931 * Inter & Co, Inc 323
33,023 Intercorp Financial Services, Inc 754
62,327 International Bancshares Corp 2,669
6,441,413 Intesa Sanpaolo S.p.A. 16,532
2,453,813 Investimentos Itau S.A. - PR 3,980
1,907,693 iShares Core MSCI EAFE ETF 127,529
1,082,382 iShares Core MSCI Emerging Markets ETF 52,809
1,129,571 Israel Discount Bank Ltd 5,549
221,909,749 * Itau CorpBanca Chile SA 547
13,345,702 Itau Unibanco Holding S.A. 65,143
204,554 e Iyogin Holdings, Inc 1,163
280,668 * Jammu & Kashmir Bank Ltd 168
1,392,400 e Japan Post Bank Co Ltd 11,372
288,362 JB Financial Group Co Ltd 1,938
383 John Marshall Bancorp, Inc 8
5,090,699 JPMorgan Chase & Co 663,369
612,086 * Judo Capital Holdings Ltd 503
30,140 Juroku Financial Group, Inc 643
85,112 * Jyske Bank 5,964
68,454 e KakaoBank Corp 1,279
148,616 Karnataka Bank Ltd 247
394,051 Karur Vysya Bank Ltd 503
282,300 Kasikornbank PCL (Foreign) 1,095
653,381 KB Financial Group, Inc 23,863
33,684 KBC Ancora 1,552
757,155 KBC Groep NV 52,025
50,241 Kearny Financial Corp 408
106,148 e Keiyo Bank Ltd 455
46,837 e Keycorp 586
199,700 Kiatnakin Bank PCL (Foreign) 370
745,000 King's Town Bank 864
52,919 Kiyo Bank Ltd 594
37,396 Komercni Banka AS 1,241
273,417 Kotak Mahindra Bank Ltd 5,779
3,582,696 Krung Thai Bank PCL 1,729
6,072,944 Kuwait Finance House 16,431
658,160 Kuwait International Bank KSCP 402
2,187,054 Kuwait Projects Co Holding KSCP 882
341,400 e Kyushu Financial Group, Inc 1,232
17,481 Lakeland Bancorp, Inc 273
13,451 Lakeland Financial Corp 843
42,356 e Laurentian Bank of Canada 997
315,737 e Live Oak Bancshares, Inc 7,695
5,098,621 Lloyds TSB Group plc 2,998
3,175 Luther Burbank Corp 30
448,482 M&T Bank Corp 53,625
848 Macatawa Bank Corp 9
2,373,130 Malayan Banking BHD 4,612
2,263,500 Malaysia Building Society 301
2,748,793 Masraf Al Rayan 2,243
944,100 Mebuki Financial Group Inc 2,308

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
538,998 Mediobanca S.p.A. $ 5,416
11,215,402 Mega Financial Holding Co Ltd 12,155
474 Mercantile Bank Corp 15
7,214 Meta Financial Group, Inc 299
1,862 Metrocity Bankshares, Inc 32
868,074 Metropolitan Bank & Trust 936
311 * Metropolitan Bank Holding Corp 11
486 Mid Penn Bancorp, Inc 12
14,722 Midland States Bancorp, Inc 315
447 MidWestOne Financial Group, Inc 11
15,640,026 Mitsubishi UFJ Financial Group, Inc 100,232
19,276 Mizrahi Tefahot Bank Ltd 604
2,459,524 Mizuho Financial Group, Inc 34,845
128,556 g Moneta Money Bank AS 516
29,768 Musashino Bank Ltd 500
349 MVB Financial Corp 7
28,049 e Nanto Bank Ltd 493
2,720,920 National Australia Bank Ltd 50,700
111,347 National Bank Holdings Corp 3,726
3,964,913 National Bank of Abu Dhabi PJSC 13,926
331,730 e National Bank of Canada 23,728
260,558 * National Bank of Greece S.A. 1,269
7,011,629 National Bank of Kuwait SAKP 24,189
1,799,013 National Commercial Bank 22,030
16,107,990 NatWest Group plc 52,561
41,806 NBT Bancorp, Inc 1,409
469,930 Nedbank Group Ltd 5,723
221,112 New York Community Bancorp, Inc 1,999
371 * Nicolet Bankshares, Inc 23
137,264 Nishi-Nippon Financial Holdings, Inc 1,129
9,557,543 e Nordea Bank Abp 102,122
3,115,665 e Nordea Bank Abp 33,270
306,597 North Pacific Bank Ltd 644
229 Northeast Bank 8
1,495 Northfield Bancorp, Inc 18
55,748 e Northwest Bancshares, Inc 671
2,983,161 * NU Holdings Ltd 14,200
1,321,000 O-Bank Co Ltd 421
228,899 OceanFirst Financial Corp 4,230
482,156 e OFG Bancorp 12,025
36,207 e Ogaki Kyoritsu Bank Ltd 489
18,000 Okinawa Financial Group, Inc 283
395,566 Old National Bancorp 5,704
155,296 Old Second Bancorp, Inc 2,183
56,415 Origin Bancorp, Inc 1,814
327 Orrstown Financial Services, Inc 7
102,623 OTP Bank 2,930
3,239,246 Oversea-Chinese Banking Corp 30,196
3,256 Pacific Premier Bancorp, Inc 78
387 e PacWest Bancorp 4
778 e Park National Corp 92
343 e Parke Bancorp, Inc 6
398 PCB Bancorp 6
7,479 Peapack Gladstone Financial Corp 222
14,111 e Peoples Bancorp, Inc 363
238 Peoples Financial Services Corp 10
1,732,155 * Permanent TSB Group Holdings plc 4,339
1,338,684 Ping An Bank Co Ltd 2,439
3,796 Pinnacle Financial Partners, Inc 209
285 * Pioneer Bancorp, Inc 3
4,880,230 * Piraeus Financial Holdings S.A. 10,659
915,523 PNC Financial Services Group, Inc 116,363

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
32,962 Popular, Inc $ 1,892
857,337 Postal Savings Bank of China Co Ltd - A 581
8,555,972 e,g Postal Savings Bank of China Co Ltd - H 5,074
926,358 Powszechna Kasa Oszczednosci Bank Polski S.A. 6,148
161,348 Preferred Bank 8,844
1,209 Premier Financial Corp 25
30,016 Primis Financial Corp 289
60,229 Prosperity Bancshares, Inc 3,705
6,349 Provident Bancorp Inc 43
185,576 Provident Financial Services, Inc 3,559
23,327,000 * PT Bank Bukopin Tbk 171
74,976,385 PT Bank Mandiri Persero Tbk 51,632
25,103,353 PT Bank Negara Indonesia 15,708
14,237,205 Public Bank BHD 12,920
486,489 Qatar International Islamic Bank QSC 1,325
803,939 Qatar Islamic Bank SAQ 3,940
5,802,143 Qatar National Bank 25,635
34,449 QCR Holdings, Inc 1,513
229,566 Raiffeisen International Bank Holding AG. 3,524
480 RBB Bancorp 7
385,327 *,g RBL Bank Ltd 664
152 Red River Bancshares Inc 7
455,891 e Regional SAB de C.V. 3,483
41,880 Regions Financial Corp 777
274,101 Renasant Corp 8,382
295 Republic Bancorp, Inc (Class A) 13
1,589 *,e Republic First Bancorp, Inc 2
3,802,600 Resona Holdings, Inc 18,344
660,700 RHB Capital BHD 836
26,015 Ringkjoebing Landbobank A.S. 3,674
1,253,004 Riyad Bank 9,975
1,398,134 e Royal Bank of Canada 133,710
14,067 S&T Bancorp, Inc 442
1,510 Sandy Spring Bancorp, Inc 39
133,464 San-In Godo Bank Ltd 745
445,744 Saudi British Bank 4,200
442,075 Saudi Investment Bank 1,963
818,661 SCB X PCL 2,460
1,630 Seacoast Banking Corp of Florida 39
413,250 Security Bank Corp 701
23,614 ServisFirst Bancshares, Inc 1,290
619,900 e Seven Bank Ltd 1,239
1,857,331 Shanghai Commercial & Savings Bank Ltd 2,867
815,034 Shanghai Pudong Development Bank Co Ltd 853
830,800 Shanghai Rural Commercial Bank Co Ltd 697
1,241,147 Sharjah Islamic Bank 643
36,000 e Shiga Bank Ltd 729
443,748 Shinhan Financial Group Co Ltd 12,055
73,100 * Shinsei Bank Ltd 1,288
499,500 Shizuoka Financial Group, Inc 3,587
601 Shore Bancshares, Inc 9
486 Sierra Bancorp 8
5,830 Simmons First National Corp (Class A) 102
11,243,527 SinoPac Financial Holdings Co Ltd 6,147
5,715,561 *,e Skandinaviska Enskilda Banken AB (Class A) 63,090
524 SmartFinancial, Inc 12
22,226 Societe Generale 501
996,362 * South Indian Bank Ltd 178
16,195 South Plains Financial Inc 347
217,858 South State Corp 15,525
258 * Southern First Bancshares, Inc 8
251 Southern Missouri Bancorp, Inc 9

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
50,506 Southside Bancshares, Inc $ 1,677
84,318 Spar Nord Bank AS 1,332
49,551 Sparebank Oestlandet 538
181,122 SpareBank SR-Bank ASA 2,094
129,183 e Sparebanken Midt-Norge 1,526
198,834 Sparebanken Nord-Norge 1,678
2,780 St Galler Kantonalbank 1,496
2,624,368 Standard Bank Group Ltd 25,445
6,166,280 Standard Chartered plc 46,735
879,755 State Bank of India 5,624
35,844 Stellar Bancorp, Inc 882
576 * Sterling Bancorp, Inc 3
1,567 Stock Yards Bancorp, Inc 86
2,603,197 Sumitomo Mitsui Financial Group, Inc 104,174
427,671 Sumitomo Mitsui Trust Holdings, Inc 14,693
340 e Summit Financial Group, Inc 7
221,964 Suruga Bank Ltd 778
10,093 e Svenska Handelsbanken AB 87
27,694 e Swedbank AB (A Shares) 455
152,176 Sydbank AS 6,842
7,629 Synovus Financial Corp 235
3,309,680 Taichung Commercial Bank 1,509
5,352,496 Taishin Financial Holdings Co Ltd 2,929
3,081,000 Taiwan Business Bank 1,365
4,805,659 Taiwan Cooperative Financial Holding 4,127
48,253 TBC Bank Group plc 1,333
2,537 * Texas Capital Bancshares, Inc 124
282,300 Thanachart Capital PCL 378
138,249 *,e The Bancorp, Inc 3,850
411 *,e Third Coast Bancshares, Inc 6
1,055,800 Tisco Bank PCL 3,103
184,543 e Toho Bank Ltd 302
25,100 Tokyo TY Financial Group, Inc 499
107,364 e Tomony Holdings, Inc 287
480 Tompkins Financial Corp 32
1,827,154 Toronto-Dominion Bank 109,440
28,425 Towne Bank 758
1,843 Trico Bancshares 77
11,597 Triumph Bancorp, Inc 673
620,405 Truist Financial Corp 21,156
13,029 e TrustCo Bank Corp NY 416
160,817 Trustmark Corp 3,972
1,798,181 * Turkiye Is Bankasi (Series C) 1,217
2,610 UMB Financial Corp 151
3,811,287 e,g Unicaja Banco S.A. 4,098
27,937 UniCredit S.p.A. 527
2,110,337 Union Bank Of Taiwan 1,103
6,022 United Bankshares, Inc 212
4,981 United Community Banks, Inc 140
1,035,317 United Overseas Bank Ltd 23,221
237 Unity Bancorp, Inc 5
83,843 e Univest Financial Corp 1,990
2,090,957 US Bancorp 75,379
369 *,e USCB Financial Holdings, Inc 4
14,829 Valiant Holding 1,594
874,085 Valley National Bancorp 8,077
264,760 Van Lanschot Kempen NV 8,086
88,254 Veritex Holdings, Inc 1,612
3,010,091 Virgin Money UK plc 5,440
635,093 *,† VTB Bank PJSC (GDR) Equiduct 6
664,707 *,† VTB Bank PJSC (GDR) Tradegate 7

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,092,844 * Warba Bank KSCP $ 815
65,761 Washington Federal, Inc 1,981
12,111 Washington Trust Bancorp, Inc 420
9,029 Webster Financial Corp 356
11,063,504 Wells Fargo & Co 413,554
53,118 WesBanco, Inc 1,631
453 e West Bancorporation, Inc 8
122,993 Westamerica Bancorporation 5,449
5,822 Western Alliance Bancorp 207
3,032,411 Westpac Banking Corp 44,151
223,503 Wintrust Financial Corp 16,305
269,231 Woori Financial Group, Inc 2,368
35,556 WSFS Financial Corp 1,337
196,399 Yamaguchi Financial Group, Inc 1,203
1,420,095 Yapi ve Kredi Bankasi 711
5,589,762 * Yes Bank Ltd 1,027
9,001 Zions Bancorporation 269
TOTAL BANKS 6,426,838
CAPITAL GOODS - 8.0%
4,325 * 3D Systems Corp 46
245,726 3M Co 25,828
2,842 3M India Ltd 795
105,503 A.O. Smith Corp 7,296
153,034 Aalberts Industries NV 7,229
1,802,566 Aamal Co 404
67,192 Aaon, Inc 6,497
48,949 * AAR Corp 2,670
730,423 ABB Ltd 25,128
50,162 ABB Ltd India 2,058
10,911 ABB Power Products & Systems India Ltd 445
1,572,659 Aboitiz Equity Ventures, Inc 1,405
407,000 AcBel Polytech, Inc 517
22,308 Ackermans & Van Haaren 3,677
8,670 Acuity Brands, Inc 1,584
163,237 Adani Enterprises Ltd 3,493
424,317 AddTech AB 7,886
20,947 e ADENTRA, Inc 400
54,706 Advanced Drainage Systems, Inc 4,607
19,000 Advanced Energy Solution Holding Co Ltd 453
46,727 AECC Aero-Engine Control Co Ltd 166
113,952 AECC Aviation Power Co Ltd 717
190,567 Aecom Technology Corp 16,069
69,250 e Aecon Group, Inc 704
170,496 * AerCap Holdings NV 9,587
31,562 * Aerojet Rocketdyne Holdings, Inc 1,773
972 * Aerovironment, Inc 89
536 *,e AerSale Corp 9
48,595 e AFG Arbonia-Forster Hldg 585
62,308 AG Growth International Inc 2,827
17,121 AGCO Corp 2,315
40,421 AIA Engineering Ltd 1,429
40,400 Aichi Corp 243
119,541 Aida Engineering Ltd 739
83,888 Air Lease Corp 3,303
1,257,150 Airbus SE 167,914
167,226 Airtac International Group 6,540
20,675 Aker ASA (A Shares) 1,330
5,966 Alamo Group, Inc 1,099
140,376 Alarko Holding AS 475
1,603 Albany International Corp (Class A) 143

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
2,802,000 e Alfa S.A. de C.V. (Class A) $ 1,776
20,793 *,e,g Alfen Beheer BV 1,657
76,076 e,g Alimak Group AB 542
281,944 Allegion plc 30,092
3,046,200 Alliance Global Group, Inc 694
184,040 Allison Transmission Holdings, Inc 8,326
109,253 Alstom RGPT 2,975
191,644 Alta Equipment Group, Inc 3,038
1,489,700 Amada Co Ltd 13,964
391,291 Amara Raja Batteries Ltd 2,765
1,348 * Ameresco, Inc 66
1,139 * American Woodmark Corp 59
838,488 Ametek, Inc 121,857
195,912 Andritz AG. 13,256
29,823 * Antares Vision S.p.A 203
11,272 Apar Industries Ltd 345
481,472 * API Group Corp 10,823
23,163 Apogee Enterprises, Inc 1,002
153,020 Applied Industrial Technologies, Inc 21,749
119,818 * Aprogen KIC, Inc 138
2,896 Arad Investment & Industrial Development Ltd 324
201,300 Arcadis NV 8,242
334,272 *,e Archer Aviation, Inc 956
258,924 Arcosa, Inc 16,341
478 Argan, Inc 19
104,800 Armac Locacao Logistica E Servicos S.A. 238
38,764 Armstrong World Industries, Inc 2,762
223,758 * Array Technologies, Inc 4,896
178,100 Asahi Glass Co Ltd 6,640
638,119 Aselsan Elektronik Sanayi Ve Ticaret AS 1,730
1,370,400 Ashok Leyland Ltd 2,332
2,265,934 Ashtead Group plc 139,139
37,732 Ashtrom Group Ltd 568
915,108 Assa Abloy AB 21,919
16,488 Astec Industries, Inc 680
31,976 Astra Industrial Group 543
4,933 *,e Astra Space, Inc 2
116,152 Astral Polytechnik Ltd 1,894
864 * Astronics Corp 12
174,509 * Atkore International Group, Inc 24,515
60,777 Atlas Copco AB 699
2,000,959 Atlas Copco AB 25,349
117,691 * ATS Corp 4,928
277,124 Austal Ltd 320
857,037 e AviChina Industry & Technology Co 450
24,959 AVICOPTER plc 154
25,239 Avon Rubber plc 288
57,326 * Axon Enterprise, Inc 12,890
115,881 Ayala Corp 1,393
2,215 *,† Ayala Corp Preferred 0^
93,674 * AZEK Co, Inc 2,205
62,177 AZZ, Inc 2,564
237,368 * Babcock International Group 877
31,797 Badger Infrastructure Solution 769
2,901,071 BAE Systems plc 35,092
573,529 Balfour Beatty plc 2,635
234,113 *,e Ballard Power Systems, Inc 1,306
141,241 Barloworld Ltd 708
1,030 Barnes Group, Inc 41
20,521 Bawan Co 154
12,156 BayWa AG. 537

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
63,163 * Beacon Roofing Supply, Inc $ 3,717
87,845 e Beijer Alma AB 1,750
318,911 e Beijer Ref AB 5,596
25,100 Beijing Easpring Material Technology Co Ltd 211
90,012 Beijing New Building Materials plc 351
22,800 Beijing United Information Technology Co Ltd 275
11,596 Belimo Holding AG. 5,605
25,021 *,† BEML Land Assets Ltd 108
17,973 BEML Ltd 276
1,429,000 BES Engineering Corp 435
334,834 Bharat Dynamics Ltd 4,043
3,657,409 Bharat Electronics Ltd 4,353
726,410 Bharat Heavy Electricals 621
271,477 e Bidvest Group Ltd 3,864
15,467 Biesse S.p.A. 246
126,000 Bizlink Holdings Inc 1,159
3,565 *,e Blink Charging Co 31
944,133 * Bloom Energy Corp 18,817
315 * Blue Bird Corp 6
55,070 Blue Star Ltd 926
932 * BlueLinx Holdings, Inc 63
990,806 g BOC Aviation Ltd 7,684
186,593 Bodycote plc 1,501
1,553,871 * Boeing Co 330,089
74,601 Boise Cascade Co 4,719
82,012 * Bombardier, Inc 4,477
19,230 Bonheur ASA 427
5,731 Bossard Holding AG. 1,448
231,729 Bouygues S.A. 7,815
577,510 Brenntag AG. 43,461
335,000 Brighton-Best International Taiwan, Inc 397
1,338 e Brookfield Business Corp 27
15,388 Bucher Industries AG. 7,197
11,958 Budimex S.A. 876
29,038 Bufab AB 775
215,001 * Builders FirstSource, Inc 19,088
69,100 e Bunka Shutter Co Ltd 578
387,470 Bunzl plc 14,636
13,416 Burckhardt Compression Holding AG. 8,342
5,459 Burkhalter Holding AG. 520
25,915 BWX Technologies, Inc 1,634
90,746 * Cadeler A.S. 369
980 Cadre Holdings, Inc 21
380,578 * CAE, Inc 8,606
7,841 e Caesarstone Sdot-Yam Ltd 32
17,049 Carbone Lorraine 758
38,130 g Carel Industries S.p.A 1,041
37,196 Cargotec Corp (B Shares) 1,811
26,003 Carlisle Cos, Inc 5,879
4,224,710 Carrier Global Corp 193,280
727,438 Caterpillar, Inc 166,467
24,100 Central Glass Co Ltd 535
5,180 Cera Sanitaryware Ltd 405
112,817 *,e Ceres Power Holdings plc 548
1,049,700 CH Karnchang PCL 636
211,738 *,e ChargePoint Holdings, Inc 2,217
19,448 e Chargeurs S.A. 329
1,839 * Chart Industries, Inc 231
937,340 Chemring Group plc 3,235
126,000 Chicony Power Technology Co Ltd 336
776,800 Chin Hin Group Bhd 843

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
290,000 China Aircraft Leasing Group Holdings Ltd $ 183
144,522 China Baoan Group Co Ltd 239
1,638,000 China Communications Services Corp Ltd 806
806,574 China Conch Venture Holdings Ltd 1,412
274,900 China CSSC Holdings Ltd 938
2,226,600 China Energy Engineering Corp Ltd 781
517,000 * China High Speed Transmission Equipment Group Co Ltd 193
595,036 China Lesso Group Holdings Ltd 532
170,900 China National Chemical Engineering Co Ltd 231
701,618 China Railway Group Ltd - A 702
2,405,000 China Railway Group Ltd - H 1,468
754,000 e China State Construction Development Holdings Ltd 196
1,260,600 China State Construction Engineering Corp Ltd 1,063
1,026,000 China State Construction International Holdings Ltd 1,161
19,053 e China Yuchai International Ltd 150
138,545 * Chiyoda Corp 411
63,400 e Chudenko Corp 1,022
422,000 Chung Hsin Electric & Machinery Manufacturing Corp 1,317
676,000 CIMC Enric Holdings Ltd 654
42,114 * CIRCOR International, Inc 1,311
2,954,517 Citic Pacific Ltd 3,453
10,042,000 Citic Resources Holdings Ltd 595
13,956 CJ Corp 1,119
2,093,086 CK Hutchison Holdings Ltd 12,949
47,893 CKD Corp 782
1,116,110 CNH Industrial NV 17,043
8,360 CNH Industrial NV 128
138,982 g Cochin Shipyard Ltd 806
6,123 Colt CZ Group SE 165
24,621 Columbus McKinnon Corp 915
279,420 Comfort Systems USA, Inc 40,784
3,029,879 Compagnie de Saint-Gobain 172,229
107,917 e COMSYS Holdings Corp 1,993
966 * Concrete Pumping Holdings Inc 7
20,791 Construcciones y Auxiliar de Ferrocarriles S.A. 577
76,238 * Construction Partners Inc 2,054
138,253 Contemporary Amperex Technology Co Ltd 8,183
406,000 Continental Engineering Corp 412
1,312 e Conzzeta AG. 947
57,598 *,e Core & Main, Inc 1,331
770,800 COSCO SHIPPING Development Co Ltd 277
4,762 Craftsman Automation Ltd 189
28,988 Crane Holdings Co 3,290
38,617 * Creative & Innovative System 429
294,754 Crompton Greaves Ltd 1,078
2,134,000 CRRC Corp Ltd 1,165
23,859 CS Wind Corp 1,340
570,000 * CSBC Corp Taiwan 439
8,085 CSW Industrials, Inc 1,123
504,000 CTCI Corp 694
119,067 Cummins India Ltd 2,367
74,244 Cummins, Inc 17,735
94,271 Curtiss-Wright Corp 16,616
36,501 *,e Custom Truck One Source, Inc 248
11,477 Daelim Industrial Co 471
7,621 e Daetwyler Holding AG. 1,574
193,995 * Daewoo Engineering & Construction Co Ltd 603
109,117 Daewoo International Corp 1,878
39,832 * Daewoo Shipbuilding & Marine Engineering Co Ltd 754
156,300 Daifuku Co Ltd 2,902
18,548 Daihen Corp 623

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
6,489 e Daiho Corp $ 180
452,777 Daikin Industries Ltd 81,231
817,139 * Daimler Truck Holding AG. 27,578
30,500 Daiwa Industries Ltd 319
25,300 Dajin Heavy Industry Co Ltd 130
20,074 e Danieli & Co S.p.A. 532
94,717 Danieli & Co S.p.A. (RSP) 1,879
27,258 Dassault Aviation S.A. 5,392
14,928 Data Patterns India Ltd 250
32,675 * Dawonsys Co Ltd 352
101,531 DCC plc 5,918
15,178 *,e Decarbonization Plus Acquisition Corp 12
782,688 Deere & Co 323,156
192 *,e Desktop Metal, Inc 0^
107,960 Deutz AG. 701
56,403 g Dilip Buildcon Ltd 116
276,826 Diploma plc 9,638
89,874 DiscoverIE Group plc 855
30,394 DL E&C Co Ltd 759
9,672,960 DMCI Holdings, Inc 2,050
109,438 Donaldson Co, Inc 7,151
147,929 Dongfang Electric Corp Ltd 408
46,332 Doosan Bobcat, Inc 1,558
5,591 Doosan Corp 423
40,990 * Doosan Fuel Cell Co Ltd 1,063
199,370 * Doosan Heavy Industries and Construction Co Ltd 2,618
110,887 Doosan Infracore Co Ltd 644
471 Douglas Dynamics, Inc 15
1,115,458 Dover Corp 169,483
392,953 *,† Drake & Scull International PJSC 1
7,185 * Dredging Environmental & Marine Engineering NV 921
2,108,295 Dubai Investments PJSC 1,323
383 * Ducommun, Inc 21
51,310 Duerr AG. 1,844
521 * DXP Enterprises, Inc 14
38,849 * Dycom Industries, Inc 3,638
4,087,800 Dynasty Ceramic PCL 277
2,009,536 Eaton Corp 344,314
88,100 Ebara Corp 4,102
16,489 *,e Ebusco Holding NV 171
1,478,000 E-Commodities Holdings Ltd 275
45,570 Ecopro BM Co Ltd 7,897
27,365 Elbit Systems Ltd 4,661
8,947 Elco Holdings Ltd 326
39,412 Elecon Engineering Co Ltd 184
2,012 Electra Israel Ltd 854
3,871,954 Electrocomponents plc 43,778
225,151 e Electrolux Professional AB 1,180
173,354 Elgi Equipments Ltd 928
650,608 ElSewedy Electric Co 318
9,112,300 * Embraer S.A. 37,377
83,521 EMCOR Group, Inc 13,580
33,352 Emerson Electric Co 2,906
82,321 Encore Wire Corp 15,257
5,558 Energiekontor AG. 401
21,240 * Energy Recovery, Inc 490
10,912 *,e Energy Vault Holdings, Inc 23
540,477 Enerpac Tool Group Corp 13,782
1,370 EnerSys 119
27,352 * Engcon AB 207
228,293 Engineers India Ltd 207
3,796 *,e Enovix Corp 57

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
156,713 EnPro Industries, Inc $ 16,281
24,564 Epiroc AB 419
113,051 Esab Corp 6,678
5,279 ESAB India Ltd 227
172,648 ESCO Technologies, Inc 16,479
31,399 Escorts Ltd 725
7,635 *,e ESS Tech, Inc 11
745,225 * Estithmar Holding QPSC 426
117,907 Eve Energy Co Ltd 1,197
184,884 * Evoqua Water Technologies Corp 9,192
90,429 Fagerhult AB 540
144,600 Fangda Carbon New Material Co Ltd 136
300,680 Fanuc Ltd 10,858
3,404,631 Far Eastern Textile Co Ltd 3,504
491,212 Fastenal Co 26,496
66,578 Federal Signal Corp 3,609
194,515 Ferguson plc 25,717
501,197 Ferrovial S.A. 14,759
543,313 *,e Fincantieri S.p.A 348
406,395 Finning International, Inc 10,131
323,493 Finolex Cables Ltd 3,207
420,000 First Tractor Co 214
1,637,371 Fletcher Building Ltd 4,480
863,401 Flowserve Corp 29,356
354,341 FLSmidth & Co AS 13,575
162,639 *,e Fluence Energy, Inc 3,293
94,261 e Fluidra S.A. 1,661
501,031 * Fluor Corp 15,487
856 e Forbo Holding AG. 1,237
832,493 Fortive Corp 56,751
108,121 Fortune Brands Home & Security, Inc 6,350
2,834,008 e Fosun International 2,077
2,653 Franklin Electric Co, Inc 250
348,200 e Frencken Group Ltd 298
6,046 *,e FTC Solar, Inc 14
1,681 *,e FuelCell Energy, Inc 5
503,890 * Fugro NV 6,403
120,400 * Fuji Electric Holdings Co Ltd 4,755
299,845 Fuji Machine Manufacturing Co Ltd 5,077
994,278 Fujikura Ltd 7,063
58,739 e Fujitec Co Ltd 1,461
13,339 Fukushima Industries Corp 482
20,256 Furukawa Co Ltd 196
67,844 Furukawa Electric Co Ltd 1,264
17,934 * G R Infraprojects Ltd 220
1,652,332 Gamuda BHD 1,531
8,000 Gaona Aero Material Co Ltd 44
11,779 Garden Reach Shipbuilders & Engineers Ltd 65
35,082 GARO AB 259
85,879 * Gates Industrial Corp plc 1,193
1,205 GATX Corp 133
14,862 GEA Group AG. 678
197 Geberit AG. 110
51,398 GEK Group of Cos S.A. 613
53,395 * Generac Holdings, Inc 5,767
213,105 General Dynamics Corp 48,633
53,015 General Electric Co 5,068
78,841 Georg Fischer AG. 6,136
59,571 * Gibraltar Industries, Inc 2,889
13,501 e Giken Seisakusho Co, Inc 284
18,500 * Ginlong Technologies Co Ltd 360
23,859 * Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 328

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
1,108 Global Industrial Co $ 30
45,256 e Glory Ltd 991
93,728 GMM Pfaudler Ltd 1,674
59,796 * GMS, Inc 3,462
51,213 * Godrej Industries Ltd 252
4,809 GoodWe Technologies Co Ltd 203
639 Gorman-Rupp Co 16
101,827 Gotion High-tech Co Ltd 442
49,705 Graco, Inc 3,629
9,277 GrafTech International Ltd 45
280,293 Grafton Group plc 3,070
1,371 Granite Construction, Inc 56
49,541 Graphite India Ltd 159
1,680 * Great Lakes Dredge & Dock Corp 9
822,049 Greaves Cotton Ltd 1,264
529 Greenbrier Cos, Inc 17
2,721,000 g Greentown Management Holdings Co Ltd 2,553
246,190 Griffon Corp 7,881
42,390 Grindwell Norton Ltd 971
441,393 e Grupo Carso S.A. de C.V. (Series A1) 2,194
130,199 e Grupo Rotoplas SAB de C.V. 199
63,643 GS Engineering & Construction Corp 1,016
43,908 GS Holdings Corp 1,362
64,654 e GS Yuasa Corp 1,168
77,250 GT Capital Holdings, Inc 735
15,115 Guangdong Kinlong Hardware Products Co Ltd 177
16,800 Guangzhou Great Power Energy & Technology Co Ltd 139
88,232 Gulf Cable & Electrical Industries Co KSCP 316
77,910 *,e,g GVS S.p.A 519
244,903 GWA International Ltd 269
49,283 H&E Equipment Services, Inc 2,180
696,497 Haitian International Holdings Ltd 1,805
271,390 Hangzhou Steam Turbine Co 389
51,479 Hanwa Co Ltd 1,539
34,836 Hanwha Corp 705
13,757 Hanwha Corp (3P) 148
281,507 Hanwha Systems Co Ltd 3,007
535,881 HAP Seng Consolidated BHD 620
1,260,000 * Harbin Power Equipment 582
46,200 e Harmonic Drive Systems, Inc 1,541
237,129 Havells India Ltd 3,438
54,217 * Hayward Holdings, Inc 635
156,036 e Hazama Ando Corp 1,009
40,648 HDC Hyundai Development Co-Engineering & Construction 354
5,286 HEG Ltd 59
3,871 HEICO Corp 662
67,863 HEICO Corp (Class A) 9,223
222,410 * Heidelberger Druckmaschinen 413
677 Helios Technologies, Inc 44
195,134 Hensoldt AG. 7,034
1,378 Herc Holdings, Inc 157
104,697 * Hexagon Composites ASA 332
51,889 *,e Hexagon Purus Holding AS. 129
156,804 Hexatronic Group AB 1,789
69,350 Hexcel Corp 4,733
18,750 HG Infra Engineering Ltd 179
2,338 Hillenbrand, Inc 111
4,586 * Hillman Solutions Corp 39
278,800 Hino Motors Ltd 1,167
9,900 e Hirata Corp 514
202,500 * Hitachi Construction Machinery Co Ltd 4,720
2,688,991 * Hitachi Ltd 147,789

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
957,720 Hitachi Zosen Corp $ 6,284
269,643 Hiwin Technologies Corp 2,225
26,394 Hochtief AG. 2,207
2,047,160 Honeywell International, Inc 391,253
32,585 Hongfa Technology Co Ltd 155
100,600 Hoshizaki Electric Co Ltd 3,717
45,481 Hosken Consolidated Investments Ltd 517
1,771,031 Howden Joinery Group plc 15,292
596,199 Howmet Aerospace, Inc 25,261
2,285,000 *,† Hsin Chong Group Holdings Ltd 3
306,850 Hubbell, Inc 74,660
15,078 Huber & Suhner AG. 1,295
3,041 * Hudson Technologies, Inc 27
57,075 Huntington Ingalls 11,816
431,583 e Husqvarna AB (B Shares) 3,746
26,753 *,e Hydrofarm Holdings Group, Inc 46
23,424 *,e Hyliion Holdings Corp 46
7,345 Hyosung Corp 382
5,090 * Hyosung Heavy Industries Corp 262
353 Hyster-Yale Materials Handling, Inc 18
11,897 Hyundai Construction Equipment Co Ltd 478
20,655 Hyundai Electric & Energy System Co Ltd 603
27,010 Hyundai Elevator Co Ltd 659
38,516 Hyundai Engineering & Construction Co Ltd 1,083
41,139 * Hyundai Heavy Industries 2,460
16,650 * Hyundai Heavy Industries Co Ltd 1,287
12,276 * Hyundai Mipo Dockyard 664
80,850 * Hyundai Rotem Co Ltd 1,605
26,477 Idec Corp 690
21,009 e IDEX Corp 4,854
96 * IES Holdings, Inc 4
2,717,000 IJM Corp BHD 988
253,126 Illinois Tool Works, Inc 61,624
57,110 IMCD Group NV 9,338
517,202 IMI plc 9,790
13,752 Implenia AG. 577
104,836 Inaba Denki Sangyo Co Ltd 2,292
38,998 Inabata & Co Ltd 793
12,174 g IndiaMart InterMesh Ltd 746
21,860 Indus Holding AG. 593
16,206 *,e Industrie De Nora S.p.A 326
1,485,221 Industries Qatar QSC 5,322
303,919 e Indutrade AB 6,468
290,160 INFRONEER Holdings, Inc 2,243
897,176 Ingersoll Rand, Inc 52,198
9,108 Ingersoll-Rand India Ltd 291
2,803,600 *,† Inovisi Infracom Tbk PT 0^
266,732 * InPost S.A. 2,439
166,171 e Instalco AB 803
1,073 Insteel Industries, Inc 30
83,776 Interpump Group S.p.A. 4,698
612 e Interroll Holding AG. 2,199
152,275 Investment AB Latour 3,100
43,342 INVISIO AB 893
155,320 Inwido AB 1,655
113,000 Iochpe-Maxion S.A. 268
113,535 IRB Infrastructure Developers Ltd 35
15,459 e IS Dongseo Co Ltd 484
24,857 ISGEC Heavy Engineering Ltd 132
133,700 e Ishikawajima-Harima Heavy Industries Co Ltd 3,358
368,011 *,e Itm Power plc 385
1,112,449 e Itochu Corp 36,229

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
141,159 ITT, Inc $ 12,182
193,246 * Iveco Group NV 1,828
241,191 Jamna Auto Industries Ltd 293
906,653 * Janus International Group, Inc 8,940
9,232 e Japan Pulp & Paper Co Ltd 359
59,861 Japan Steel Works Ltd 1,126
77,700 Jardine Cycle & Carriage Ltd 1,830
124,336 Jardine Matheson Holdings Ltd 6,048
47,400 JDC Corp 216
792,678 * JELD-WEN Holding, Inc 10,035
2,843,976 JG Summit Holdings (Series B) 2,511
343,800 JGC Corp 4,273
77,104 Jiangsu Hengli Hydraulic Co Ltd 743
211,118 Jiangsu Zhongtian Technology Co Ltd 526
88,700 * Jiangxi Special Electric Motor Co Ltd 199
35,752 John Bean Technologies Corp 3,907
153,625 Johns Lyng Group Ltd 662
1,168,928 Johnson Controls International plc 70,393
12,655 g JOST Werke AG. 667
4,800 Judges Scientific plc 503
45,686 Jungheinrich AG. 1,597
2,818 Kaba Holding AG. 1,206
413 Kadant, Inc 86
76,019 Kajaria Ceramics Ltd 977
390,350 Kajima Corp 4,711
66,804 Kalpataru Power Transmission Ltd 435
956 Kaman Corp 22
66,200 Kanamoto Co Ltd 1,091
221,001 Kandenko Co Ltd 1,561
72,500 e Kanematsu Corp 900
78,000 Kaori Heat Treatment Co Ltd 602
2,819,330 KAP Industrial Holdings Ltd 503
35,481 e Kardex AG. 7,719
14,400 Katakura Industries Co Ltd 202
276,600 e Kawasaki Heavy Industries Ltd 6,055
10,584 KCC Glass Corp 323
129,180 KEC International Ltd 718
68,000 Keda Industrial Group Co Ltd 143
57,358 KEI Industries Ltd 1,189
91,100 Keihan Electric Railway Co Ltd 2,377
102,061 Keller Group plc 855
13,622 *,e Kempower Oyj 367
6,320 Kennametal India Ltd 167
1,686 Kennametal, Inc 47
12,124 KEPCO Engineering & Construction Co, Inc 700
1,130,227 Keppel Corp Ltd 4,795
766,164 * Kier Group plc 645
250,271 Kinden Corp 3,016
5,163 Kingspan Group plc 354
110,000 Kinik Co 430
69,118 KION Group AG. 2,680
246,700 Kitz Corp 1,735
158,624 Kloeckner & Co AG. 1,705
728,524 Knorr-Bremse AG. 48,528
134,623 KNR Constructions Ltd 416
727,248 KOC Holding AS 2,905
969,559 Komatsu Ltd 24,069
3,709 e Komax Holding AG. 1,041
205,985 Kone Oyj (Class B) 10,743
59,777 Konecranes Oyj 2,005
335,133 Kongsberg Gruppen ASA 13,547
236,305 * Koninklijke BAM Groep NV 563

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
61,059 Kontrolmatik Enerji Ve Muhendislik AS. $ 452
69,909 Korea Aerospace Industries Ltd 2,553
6,290 Korea Electric Terminal Co Ltd 300
501,462 * Kornit Digital Ltd 9,708
1,339,523 * Kratos Defense & Security Solutions, Inc 18,057
14,311 Krones AG. 1,693
13,858 KSB Ltd 354
141,276 Kuang-Chi Technologies Co Ltd 341
950,509 Kubota Corp 14,411
31,204 Kumagai Gumi Co Ltd 626
45,000 Kung Long Batteries Industrial Co Ltd 212
96,500 e Kurita Water Industries Ltd 4,420
30,754 e Kyokuto Kaihatsu Kogyo Co Ltd 376
86,755 e Kyowa Exeo Corp 1,570
41,022 e Kyudenko Corp 1,043
7,837 Kyung Dong Navien Co Ltd 205
70,296 L3Harris Technologies, Inc 13,795
3,506 Lakshmi Machine Works Ltd 427
662,801 Larsen & Toubro Ltd 17,495
10,120 Legrand S.A. 925
26,408 Lennox International, Inc 6,636
389,095 Leonardo S.p.A. 4,563
91,530 LG Corp 5,828
33,175 *,e LG Energy Solution 14,947
25,088 LG International Corp 559
259,115 Lifco AB 5,587
41,216 LIG Nex1 Co Ltd 2,292
17,685 Lincoln Electric Holdings, Inc 2,991
71,256 Lindab International AB 1,092
232 Lindsay Corp 35
68,951 *,e Lion Electric Co 129
21,366 e LISI 565
265,514 LIXIL Group Corp 4,383
522,500 e LK Technology Holdings Ltd 649
208,906 Lockheed Martin Corp 98,756
2,252,000 Lonking Holdings Ltd 404
86,526 LS Cable Ltd 5,302
13,832 LS Industrial Systems Co Ltd 602
2,318,300 LT Group, Inc 423
184,000 *,e Luoyang Glass Co Ltd 194
11,330 Luoyang Xinqianglian Slewing Bearing Co Ltd 75
8,582 * LU-VE S.p.A 299
180,113 Luxfer Holdings plc 3,044
34,405 LX Holdings Corp 226
45,593 e Maas Group Holdings Ltd 86
132,032 Mabuchi Motor Co Ltd 3,853
161,405 e Maire Tecnimont S.p.A 693
35,739 Makino Milling Machine Co Ltd 1,313
207,347 e Makita Corp 5,164
2,025,200 Malaysian Resources Corp BHD 159
11,755 e Manitou BF S.A. 274
70,011 * Manitowoc Co, Inc 1,196
45,646 Mannai Corp QSC 71
550,800 Marcopolo S.A. 346
28,925 *,e Markforged Holding Corp 28
1,472,316 Marubeni Corp 20,023
17,000 MARUKA FURUSATO Corp 362
851,342 Masco Corp 42,329
188,230 *,e Masonite International Corp 17,086
49,882 * Mastec, Inc 4,711
112,100 * Masterbrand, Inc 901
20,900 Max Co Ltd 335

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
3,530 Maxar Technologies, Inc $ 180
2,387 MBB SE 207
14,212 McGrath RentCorp 1,326
58,578 *,e McPhy Energy S.A. 821
169,318 * MDA Ltd 877
165,111 MDU Resources Group, Inc 5,033
1,155,500 e MECOM Power and Construction Ltd 241
35,271 Meidensha Corp 513
1,573,964 Melrose Industries plc 3,242
44,113 * Mercury Systems, Inc 2,255
551,603 Metallurgical Corp of China Ltd 313
72,900 METAWATER Co Ltd 953
682,096 Metso Outotec Oyj 7,448
14,711 *,e Microvast Holdings, Inc 18
14,657 * Middleby Corp 2,149
38,094 Mie Kotsu Group Holdings, Inc 161
370 Miller Industries, Inc 13
62,200 Mills Estruturas e Servicos de 119
335,600 Minebea Co Ltd 6,409
126,000 Ming Yang Smart Energy Group Ltd 413
323,062 Miraito Holdings Corp 4,023
279,300 MISUMI Group, Inc 7,018
1,187,203 Mitsubishi Corp 42,664
3,318,500 Mitsubishi Electric Corp 39,657
298,262 Mitsubishi Heavy Industries Ltd 10,988
29,800 e Mitsubishi Nichiyu Forklift Co Ltd 212
22,050 e Mitsuboshi Belting Co Ltd 656
1,600,926 Mitsui & Co Ltd 49,901
84,500 e Miura Co Ltd 2,167
23,902 *,e Momentus, Inc 14
307,427 Monadelphous Group Ltd 2,590
4,879,120 MonotaRO Co Ltd 61,456
29,944 *,g Montana Aerospace AG. 490
1,115 Moog, Inc (Class A) 112
371,309 Morgan Crucible Co plc 1,304
76,095 Morgan Sindall plc 1,591
116,744 Mori Seiki Co Ltd 1,974
75,400 Morita Holdings Corp 759
1,289,882 * MRC Global, Inc 12,538
36,295 MSC Industrial Direct Co (Class A) 3,049
13,325 * MTAR Technologies Ltd 257
74,447 MTU Aero Engines Holding AG. 18,630
233,453 Mueller Industries, Inc 17,154
3,305 Mueller Water Products, Inc (Class A) 46
3,127,202 * Multiply Group 2,764
397,326 g Munters Group AB 3,670
97,110 * MYR Group, Inc 12,237
87,144 Mytilineos Holdings S.A. 2,484
281,800 Nabtesco Corp 6,931
11,933 Nachi-Fujikoshi Corp 357
3,460,043 Nagarjuna Construction Co 4,483
96,600 Nagase & Co Ltd 1,488
414,316 NARI Technology Co Ltd 1,634
1,692,915 National Industries Group Holding SAK 1,082
180 National Presto Industries, Inc 13
1,953,963 NBCC India Ltd 846
174,372 e NCC AB (B Shares) 1,547
1,522,434 *,e NEL ASA 2,070
66,713 Nexans S.A. 6,647
59,619 e NFI Group, Inc 363
70,900 NGK Insulators Ltd 940
1,595,795 e Nibe Industrier AB 18,191

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
54,440 Nichias Corp $ 1,097
3,800 Nichiden Corp 55
26,445 Nichiha Corp 541
144,500 Nidec Corp 7,520
54,067 Nikkiso Co Ltd 385
21,991 *,e Nikola Corp 27
7,711 * Nilfisk Holding A.S. 152
10,300 Ningbo Deye Technology Co Ltd 388
35,000 Ningbo Orient Wires & Cables Co Ltd 251
16,506 Ningbo Ronbay New Energy Technology Co Ltd 165
16,300 Nippon Carbon Co Ltd 505
29,959 Nippon Densetsu Kogyo Co Ltd 359
3,100 Nippon Road Co Ltd 171
12,517 Nippon Steel Trading Co Ltd 878
32,365 e Nishimatsu Construction Co Ltd 837
22,000 Nishio Rent All Co Ltd 517
129,231 Nisshinbo Industries, Inc 990
20,100 Nitta Corp 446
21,200 e Nitto Boseki Co Ltd 324
29,935 e Nitto Kogyo Corp 598
116,402 * NKT Holding AS 6,071
204,755 Nolato AB 1,040
131,341 *,e Nordex AG. 1,930
55,799 Nordson Corp 12,402
5,183 Noritake Co Ltd 180
69,551 Noritsu Koki Co Ltd 1,179
21,631 Noritz Corp 284
28,466 NORMA Group 673
104,300 North Industries Group Red Arrow Co Ltd 347
327,392 Northrop Grumman Corp 151,163
5,206 * Northwest Pipe Co 163
998,000 * NOW, Inc 11,128
404,130 NRW Holdings Ltd 651
364,800 e NSK Ltd 2,087
383,061 e NTN Corp 977
1,094 *,e NuScale Power Corp 10
5,794 * NV5 Global Inc 602
1,481,545 nVent Electric plc 63,618
1,557,000 NWS Holdings Ltd 1,394
10,846 e Obara Corp 324
610,200 Obayashi Corp 4,670
704,804 OC Oerlikon Corp AG. 3,996
5,961 OHB AG. 203
35,021 e Oiles Corp 445
114,367 e Okuma Holdings, Inc 5,122
25,800 Okumura Corp 610
26,851 Olectra Greentech Ltd 203
23,648 e Organo Corp 646
83,506 OSG Corp 1,259
18,008 Oshkosh Corp 1,498
9 OSRAM Licht AG. 0^
254,648 Otis Worldwide Corp 21,492
6,890 * Otokar Otobus Karoseri Sanayi AS 330
213,842 Owens Corning, Inc 20,486
75,136 * OX2 AB 560
545,704 PACCAR, Inc 39,946
11,801 * Palfinger AG. 368
686 Park Aerospace Corp 9
634,690 Parker-Hannifin Corp 213,326
33,486 * Parsons Corp 1,498
175,596 Peab AB (Series B) 880
161,193 Pentair plc 8,909

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
1,501,400 Pentamaster Corp BHD $ 1,675
267,546 Penta-Ocean Construction Co Ltd 1,278
16,734 People & Technology, Inc 626
37,206 PER Aarsleff A.S. 1,598
2,948 Pfeiffer Vacuum Technology AG. 498
2,184 * PGT Innovations, Inc 55
429,073 *,e Plug Power, Inc 5,029
122,385 PNC Infratech Ltd 432
36,923 PNE AG. 550
127,788 Polycab India Ltd 4,492
493,422 Polypipe Group plc 1,698
19,901 Porr AG. 291
313 Powell Industries, Inc 13
519,169 Power Construction Corp of China Ltd 538
41,399 * PowerCell Sweden AB 471
3,397,000 * PP Persero Tbk PT 132
81,990 Praj Industries Ltd 341
85 Preformed Line Products Co 11
21,970 Primoris Services Corp 542
40,560 Prince Pipes & Fittings Ltd 268
788 * Proto Labs, Inc 26
12,620 Prysmian S.p.A. 530
6,371 Pylon Technologies Co Ltd 228
1,879,718 * Q Holding PJSC 1,301
1,743,906 QinetiQ plc 7,006
57,035 * Qua Granite Hayal 209
2,943 e Quanex Building Products Corp 63
133,335 Quanta Services, Inc 22,219
7,257 * Rainbow Robotics 712
98,000 Raito Kogyo Co Ltd 1,443
211,700 Randon Participacoes S.A. 314
527,424 Ras Al Khaimah Ceramics 386
5,262 Rational AG. 3,537
4,388,442 Raytheon Technologies Corp 429,760
1,189 * RBC Bearings, Inc 277
372,000 *,e Realord Group Holdings Ltd 257
16,882 *,e Redwire Corp 51
175,926 Reece Ltd 2,062
53,559 Regal-Beloit Corp 7,537
744,901 Reliance Worldwide Corp Ltd 1,853
20,800 *,e ReneSola Ltd (ADR) 93
6,224 * Resideo Technologies, Inc 114
144,564 Reunert Ltd 490
1,182 REV Group, Inc 14
981,124 Rexel S.A. 23,326
120,618 Rheinmetall AG. 35,733
52,383 e Richelieu Hardware Ltd 1,447
2,674 e Rieter Holding AG. 280
50,000 Riyue Heavy Industry Co Ltd 162
16,261 *,e Rocket Lab USA, Inc 66
85,740 Rockwell Automation, Inc 25,160
8,419 * Rolex Rings Ltd 205
8,734,434 * Rolls-Royce Group plc 16,088
1,995,177 Rotork plc 7,774
35,000 Ruentex Engineering & Construction Co 143
168,950 Run Long Construction Co Ltd 390
265,638 Rush Enterprises, Inc (Class A) 14,504
742 e Rush Enterprises, Inc (Class B) 44
62,456 Russel Metals, Inc 1,586
133,916 Saab AB (Class B) 8,136
396,389 Sacyr Vallehermoso S.A. 1,274
538,670 Safran S.A. 79,743

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
26,834 Salcef S.p.A $ 624
82,900 Sam Engineering & Equipment M Bhd 85
268,969 * SAM KANG M&T Co Ltd 4,117
80,168 Samsung C&T Corp 6,676
152,678 * Samsung Engineering Co Ltd 3,731
598,157 * Samsung Heavy Industries Co Ltd 2,385
34,604 Samsung Techwin Co Ltd 2,636
2,563,841 Sandvik AB 54,420
35,900 Sanki Engineering Co Ltd 397
175,041 Sanwa Shutter Corp 1,878
1,131,000 e Sany Heavy Equipment International 1,176
493,357 Sany Heavy Industry Co Ltd 1,226
9,500 Sanyo Denki Co Ltd 443
287,416 * Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 459
43,364 Saudi Ceramic Co 364
45,335 e Savaria Corp 531
121,954 Schindler Holding AG. 27,022
125,461 Schindler Holding AG. (Registered) 26,550
659,449 Schneider Electric S.A. 110,210
958 e Schweiter Technologies AG. 724
11,368 * Scope Metals Group Ltd 380
15,395 e Sekisui Jushi Corp 242
37,729,104 * SembCorp Marine Ltd 3,386
7,304 Semperit AG. Holding 196
68,889 Sensata Technologies Holding plc 3,446
157,762 e Seven Group Holdings Ltd 2,451
15,552 SFA Engineering Corp 472
18,387 e SFS Group AG. 2,387
50,102 *,e SGL Carbon AG. 495
312,627 Shanghai Construction Group Co Ltd 124
456,300 Shanghai Diesel Engine Co Ltd 183
814,703 Shanghai Electric Group Co Ltd 524
387,800 Shanghai Highly Group Co Ltd 177
399,000 Shanghai Industrial Holdings Ltd 533
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 138
135,909 Shapir Engineering and Industry Ltd 962
154,840 Shenzhen Inovance Technology Co Ltd 1,586
35,200 Shenzhen Kstar Science And Technology Co Ltd 240
106,536 Shibaura Machine Co Ltd 2,545
22,700 Shibuya Kogyo Co Ltd 429
285,754 * Shikun & Binui Ltd 535
28,200 e Shima Seiki Manufacturing Ltd 403
505,800 e Shimizu Corp 2,866
444,000 Shin Zu Shing Co Ltd 1,272
53,284 Shinko Plantech Co Ltd 587
43,500 e Shinmaywa Industries Ltd 388
8,213 * Shoals Technologies Group, Inc 187
39,708 SHO-BOND Holdings Co Ltd 1,644
119,044 e Shyft Group, Inc 2,708
54,000 * Sichuan New Energy Power Co Ltd 125
281,100 Sichuan Road & Bridge Co Ltd 564
1,498,160 Siemens AG. 242,708
2,769,998 e Siemens Energy AG. 61,083
69,257 Siemens India Ltd 2,810
23,300 Sieyuan Electric Co Ltd 155
787,051 *,e SIG plc 426
316,757 g Signify NV 10,562
2,581,859 Sime Darby BHD 1,259
69,002 Simpson Manufacturing Co, Inc 7,565
240,304 Singapore Technologies Engineering Ltd 662
2,113,300 Sino Thai Engineering & Construction PCL 780
1,817,500 Sinopec Engineering Group Co Ltd 903

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
37,827 * SiteOne Landscape Supply, Inc $ 5,177
39,106 SK Holdings Co Ltd 5,211
543,134 SK Networks Co Ltd 1,885
364,061 SKF AB (B Shares) 7,171
25,333 SKF India Ltd 1,314
119,268 SM Investments Corp 1,958
17,928 SMC Corp 9,504
1,975,695 Smiths Group plc 41,902
48,976 Snap-On, Inc 12,092
167,663 e SNC-Lavalin Group, Inc 4,121
227,302 Sojitz Holdings Corp 4,750
11,154 Solar Holdings AS (B Shares) 900
21,523 * Soltec Power Holdings S.A. 142
79,091 Spirax-Sarco Engineering plc 11,612
89,355 Spirit Aerosystems Holdings, Inc (Class A) 3,085
289,414 * SPX Technologies, Inc 20,427
24,593 Stabilus SE 1,719
47,086 e Stadler Rail AG. 1,841
407 Standex International Corp 50
127,172 Stanley Black & Decker, Inc 10,248
56,766 Star Micronics Co Ltd 775
5,480,900 * STARK Corp PCL 286
6,110 Steico SE 359
9,669 *,e Stem, Inc 55
55,655 * Sterling & Wilson Solar Ltd 198
56,880 * Sterling Construction Co, Inc 2,155
1,375,853 e Storskogen Group AB 1,149
18,543 e Sulzer AG. 1,573
1,050,177 Sumitomo Corp 18,604
17,297 e Sumitomo Densetsu Co Ltd 334
237,200 Sumitomo Heavy Industries Ltd 5,817
144,137 Sumitomo Mitsui Construction Co Ltd 418
1,452,000 *,e Sun King Power Electronics Group Ltd 345
83,670 Sungrow Power Supply Co Ltd 1,280
2,754 *,e SunPower Corp 38
315,544 *,e Sunrun, Inc 6,358
109,163 Sunwoda Electronic Co Ltd 320
2,444,500 *,†,e Superb Summit International Group Ltd 3
9,700 Suzhou Maxwell Technologies Co Ltd 431
5,638,675 * Suzlon Energy Ltd 544
208,108 Sweco AB 2,643
639,280 Ta Ya Electric Wire & Cable 546
90,422 Tadano Ltd 715
511,995 *,e Taihan Electric Wire Co Ltd 595
7,343 e Taihei Dengyo Kaisha Ltd 225
25,853 Taikisha Ltd 720
167,041 e Taisei Corp 5,168
1,555,000 Taiwan Glass Industrial Corp 1,052
11,439 Takamatsu Corp 175
22,564 Takara Standard Co Ltd 250
85,641 Takasago Thermal Engineering Co Ltd 1,366
186,300 Takeuchi Manufacturing Co Ltd 4,136
56,700 Takuma Co Ltd 570
77,852 e,g Talgo S.A. 264
1,683,000 * Tatung Co Ltd 1,827
75,000 Taurus Armas S.A. 239
230,366 TBEA Co Ltd 728
1,107,969 Techtronic Industries Co 12,005
1,619,000 Teco Electric and Machinery Co Ltd 2,265
163,166 Tekfen Holding AS 277
351 Tennant Co 24

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
247,848 Terex Corp $ 11,991
807 *,e Terran Orbital Corp 1
830 Textainer Group Holdings Ltd 27
131,005 Textron, Inc 9,253
69,306 Thales S.A. 10,247
5,160,000 *,e Theme International Holdings Ltd 559
39,824 Thermax Ltd 1,113
208,359 * Thermon Group Holdings 5,192
114,500 * THK Co Ltd 2,654
8,619,900 Thoresen Thai Agencies PCL 1,981
17,661 Timken Co 1,443
22,191 Timken India Ltd 746
241,155 * Titan International, Inc 2,527
169,548 * Titan Machinery, Inc 5,163
80,046 Titan Wind Energy Suzhou Co Ltd 172
37,421 TKH Group NV 1,950
5,600 e Toa Corp/Tokyo 112
50,911 Tocalo Co Ltd 500
201,456 Toda Corp 1,053
4,615 e Toenec Corp 119
85,900 Tokai Corp 566
66,902 Tokyu Construction Co Ltd 341
44,347 Toro Co 4,930
155,477 Toromont Industries Ltd 12,761
369,700 Toshiba Corp 12,414
25,577 e Totetsu Kogyo Co Ltd 523
130,950 Toto Ltd 4,387
73,503 Toyo Construction Co Ltd 508
16,900 Toyo Tanso Co Ltd 526
135,500 Toyota Industries Corp 7,549
208,700 Toyota Tsusho Corp 8,898
2,171 * TPI Composites, Inc 28
1,150,869 Trane Technologies plc 211,737
51,271 TransDigm Group, Inc 37,789
201,968 Travis Perkins plc 2,391
458,851 Trelleborg AB (B Shares) 13,060
117,375 * Trex Co, Inc 5,713
3,170 Trinity Industries, Inc 77
2,362 Triton International Ltd 149
355,155 * Triumph Group, Inc 4,116
638,005 Triveni Turbine Ltd 2,595
41,091 Troax Group AB 853
50,410 Trusco Nakayama Corp 856
63,690 Tsubakimoto Chain Co 1,551
32,500 Tsugami Corp 354
80,300 Tupy S.A. 384
14,468 Turk Traktor ve Ziraat Makineleri AS 378
1,299,420 Turkiye Sise ve Cam Fabrikalari AS 2,867
7,202 * Tutor Perini Corp 44
12,012 TY Holdings Co Ltd 98
219,052 Tyman plc 650
162,140 UFP Industries, Inc 12,885
10,000 Union Tool Co 249
159,000 United Integrated Services Co Ltd 1,107
79,670 United Rentals, Inc 31,530
297,317 * Univar Solutions Inc 10,415
51,432 e Uponor Oyj 952
95,900 e Ushio, Inc 1,210
417,500 UWC BHD 329
159,296 e Valmet Corp 5,171
7,471 Valmont Industries, Inc 2,385

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
15,861 e Varta AG. $ 435
27,770 e,g VAT Group AG. 10,033
75,722 * Vectrus, Inc 3,008
137,622 Veidekke ASA 1,461
13,054 *,e Velo3D, Inc 30
453,973 Ventia Services Group Pty Ltd 805
29,728 Veritiv Corp 4,017
587,407 Vertiv Holdings Co 8,406
508,262 Vestas Wind Systems A.S. 14,813
95,999 *,e Vestum AB 119
238,275 Vesuvius plc 1,216
173,269 V-Guard Industries Ltd 528
462 * Vicor Corp 22
3,836 *,e View, Inc 2
872,202 Vinci S.A. 99,991
2,122 *,e Virgin Galactic Holdings, Inc 9
25,575 Volati AB 232
132,803 Volex plc 354
201,109 Voltas Ltd 2,009
62,000 Voltronic Power Technology Corp 3,531
202,035 Volution Group plc 1,079
269,422 e Volvo AB (B Shares) 5,552
9,242 Vossloh AG. 429
211,914 W.W. Grainger, Inc 145,968
557,917 Wabash National Corp 13,719
100,469 Wacker Construction Equipment AG. 2,104
62,600 Wakita & Co Ltd 576
2,478,848 Walsin Lihwa Corp 3,992
446,591 Wartsila Oyj (B Shares) 4,215
9,448,700 * Waskita Karya Persero Tbk PT 143
27,918 e Watsco, Inc 8,882
1,552 Watts Water Technologies, Inc (Class A) 261
336,749 e Webuild SpA 765
1,565,450 Weg S.A. 12,524
1,906,709 Weichai Power Co Ltd 3,060
257,686 Weichai Power Co Ltd (Class A) 473
833,094 Weir Group plc 19,112
112,148 WESCO International, Inc 17,331
890,423 Westinghouse Air Brake Technologies Corp 89,986
3,505,300 * Wijaya Karya Persero Tbk PT 121
170,800 * WillScot Mobile Mini Holdings Corp 8,007
59,750 Wilson Bayly Holmes-Ovcon Ltd 355
47,710 Woodward Inc 4,646
8,118 * W-Scope Chungju Plant Co Ltd 300
115,207 WSP Global, Inc 15,091
16,680 Wuxi Shangji Automation Co Ltd 248
17,660 XANO Industri AB 166
730,038 XCMG Construction Machinery Co Ltd 736
134,311 Xiamen C & D, Inc 236
195,667 Xinjiang Goldwind Science & Technology Co Ltd - A 315
1,443,578 Xinyi Glass Holdings Co Ltd 2,582
709 *,e Xometry, Inc 11
18,007 e XP Power Ltd 452
93,000 Xxentria Technology Materials Corp 203
49,265 Xylem, Inc 5,158
25,780 YAMABIKO Corp 257
63,470 Yamazen Corp 488
2,439,000 Yangzijiang Shipbuilding 2,206
71,700 Yaskawa Electric Corp 3,145
162,549 *,g Yellow Cake plc 741
61,379 Yokogawa Bridge Holdings Corp 1,004

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
13,552 Yuasa Trading Co Ltd $ 388
47,100 Yurtec Corp 295
22,261 Zehnder Group AG. 1,820
24,900 Zhefu Holding Group Co Ltd 15
130,563 Zhejiang Chint Electrics Co Ltd 532
13,992 Zhejiang Dingli Machinery Co Ltd 112
8,993 Zhejiang HangKe Technology, Inc Co 59
84,351 Zhejiang Weixing New Building Materials Co Ltd 298
42,125 Zhuzhou CRRC Times Electric Co Ltd 293
549,800 Zhuzhou CSR Times Electric Co Ltd 2,392
164,600 Zhuzhou Kibing Group Co Ltd 250
507,739 Zoomlion Heavy Industry Science and Technology Co Ltd - A 459
4,165 Zurn Water Solutions Corp 89
TOTAL CAPITAL GOODS 8,793,849
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
256,439 ABM Industries, Inc 11,524
73,383 *,e Accelleron Industries AG. 1,738
329,093 ACCO Brands Corp 1,751
1,969 * ACV Auctions, Inc 25
244,868 Adecco S.A. 8,919
49,020 Aeon Delight Co Ltd 1,126
209,979 AF AB 3,784
1,986,949 *,e Aker Carbon Capture AS. 2,801
185,783 *,e Aker Horizons Holding ASA 166
1,513,976 * Alight, Inc 13,944
115,638 Alpha Financial Markets Consulting plc 608
441,933 ALS Ltd 3,670
7,567 Amadeus Fire AG 1,139
51,400 Ambipar Participacoes e Empreendimentos S 215
231,665 e APM Human Services International ltd 308
275,035 Applus Services S.A. 2,146
432 Aris Water Solution, Inc 3
145,312 * ASGN Inc 12,013
19,309 *,e Atlas Technical Consultants, Inc 235
385,246 Automatic Data Processing, Inc 85,767
27,885 Barrett Business Services, Inc 2,472
782,500 BayCurrent Consulting, Inc 32,488
38,522 g Befesa S.A. 1,750
38,000 e Bell System24 Holdings, Inc 415
76,200 e Benefit One, Inc 1,087
56,547 BeNEXT Group Inc 823
6,245 Bertrandt AG. 339
29,427 Bilfinger Berger AG. 1,248
61,500 Binjiang Service Group Co Ltd 208
54,042 BLS International Services Ltd 109
167,800 Boa Vista Servicos S.A. 250
265,763 Booz Allen Hamilton Holding Co 24,634
78,851 e Boyd Group Services, Inc 12,604
2,524 Brady Corp (Class A) 136
1,160,186 Brambles Ltd 10,460
192,993 g Bravida Holding AB 2,183
37,228 * BrightView Holdings, Inc 209
43,988 Brink's Co 2,938
9,425 Broadridge Financial Solutions, Inc 1,381
21,259 Brunel International NV 296
327,144 Bureau Veritas S.A. 9,400
1,138 * CACI International, Inc (Class A) 337
12,258 Calian Group Ltd 591
1,870,832 * Capita Group plc 845
2,878 * Casella Waste Systems, Inc (Class A) 238

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
93,173 Caverion Corp $ 866
158,895 * CBIZ, Inc 7,864
5,950 Cewe Color Holding AG. 613
1,834,500 *,e China Conch Environment Protection Holdings Ltd 571
1,984,085 China Everbright International Ltd 851
438 * Cimpress plc 19
71,156 Cintas Corp 32,922
24,711 * Clarivate Analytics plc 232
2,896 * Clean Harbors, Inc 413
71,000 Cleanaway Co Ltd 439
2,140,461 Cleanaway Waste Management Ltd 3,425
50,986 CMS Info Systems Ltd 172
25,590 Computer Age Management Services Ltd 634
83,082 Computershare Ltd 1,207
24,637 Concentrix Corp 2,995
5,778 * Conduent, Inc 20
86,062 g Coor Service Management Holding AB 548
363,656 * Copart, Inc 27,351
4,113 * CoreCivic, Inc 38
290,399 * CoStar Group, Inc 19,994
1,785 CSG Systems International, Inc 96
1,320,000 *,†,e CT Environmental Group Ltd 2
1,222,900 CTOS Digital Bhd 364
205,400 Dai Nippon Printing Co Ltd 5,751
42,665 Daiseki Co Ltd 1,356
4,454 Danel Adir Yeoshua Ltd 327
1,477 Deluxe Corp 24
305,260 Derichebourg 1,793
34,564 Dip Corp 926
91,773 DKSH Holding AG. 7,399
6,325 * DO & CO AG. 741
633,033 Downer EDI Ltd 1,461
51,120 * Driven Brands Holdings, Inc 1,549
203,919 Dun & Bradstreet Holdings, Inc 2,394
37,998 Duskin Co Ltd 915
451,000 e Dynagreen Environmental Protection Group Co Ltd 153
25,221 eClerx Services Ltd 397
8,914 Ecopro HN Co Ltd 528
26,000 ECOVE Environment Corp 231
325,991 Elis S.A. 6,235
28,720 e en-japan, Inc 496
93,281 Ennis, Inc 1,967
8,046 Equifax, Inc 1,632
108,399 * ExlService Holdings, Inc 17,542
799,679 Experian Group Ltd 26,332
24,649 Exponent, Inc 2,457
29,016 e Fila S.p.A 218
108,403 *,†,g Finablr plc 1
63,359 * First Advantage Corp 884
311,087 Firstsource Solutions Ltd 401
30,253 * Fiverr International Ltd 1,056
227 * Forrester Research, Inc 7
60,158 * Franklin Covey Co 2,314
1,038,800 Frontken Corp BHD 739
28,306 * FTI Consulting, Inc 5,586
20,365 Fullcast Co Ltd 373
34,154 Funai Soken Holdings, Inc 701
14,539 * GDI Integrated Facility Services, Inc 476
53,855 Genpact Ltd 2,489
705 *,e Geo Group, Inc 6
167,255 GFL Environmental, Inc 5,767

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
234,900 *,g GPS Participacoes e Empreendimentos S.A. $ 561
19,473 Grupa Pracuj S.A. 262
288,450 * Harsco Corp 1,970
1,525,085 Hays plc 2,111
99,114 Healthcare Services Group 1,375
664 Heidrick & Struggles International, Inc 20
68,151 * Heritage-Crystal Clean, Inc 2,427
2,589 Herman Miller, Inc 53
869 HNI Corp 24
23,415 * Huron Consulting Group, Inc 1,882
181,123 ICF International, Inc 19,869
218,635 Indian Railway Catering & Tourism Corp Ltd 1,528
3,805,900 Infomart Corp 7,995
217,112 Insource Co Ltd 2,221
43,344 Insperity, Inc 5,268
30,740 * Insun ENT Co Ltd 205
21,256 Interface, Inc 173
165,997 Intertek Group plc 8,314
912,628 e Intrum Justitia AB 9,836
7,087 ION Exchange India Ltd 295
205,285 IPH Ltd 1,024
156,724 * ISS AS 3,199
11,600 JAC Recruitment Co Ltd 229
103,816 Jacobs Solutions, Inc 12,199
802,500 Japan Elevator Service Holdings Co Ltd 13,098
981,709 Johnson Service Group plc 1,482
4,111 *,e KAR Auction Services, Inc 56
173,120 KBR, Inc 9,530
1,195 Kelly Services, Inc (Class A) 20
20,573 KEPCO Plant Service & Engineering Co Ltd 599
89,451 Kforce, Inc 5,657
24,297 e Kimball International, Inc (Class B) 301
80,708 Kokuyo Co Ltd 1,146
3,050 Korn/Ferry International 158
111,329 * Latent View Analytics Ltd 437
183,731 Leidos Holdings, Inc 16,914
2,782 *,e Li-Cycle Holdings Corp 16
501,332 Link Administration Holdings Ltd 712
24,689 e Link And Motivation, Inc 98
15,811 * Liquidity Services, Inc 208
72,720 Loomis AB 2,491
12,556 Maharah Human Resources Co 202
7,600 e Management Solutions Co Ltd 191
33,561 Manpower, Inc 2,770
68,998 * Marlowe plc 494
11,962 e Matsuda Sangyo Co Ltd 206
1,039 Matthews International Corp (Class A) 37
114,180 MAXIMUS, Inc 8,986
64,121 McMillan Shakespeare Ltd 619
70,584 Meitec Corp 1,264
97,136 * Meltwater Holding BV 164
316,595 Michael Page International plc 1,782
9,100 Midac Holdings Co Ltd 149
1,407,163 Mitie Group 1,424
34,444 Mitsubishi Pencil Co Ltd 424
578 * Montrose Environmental Group, Inc 21
24,137 Moshi Moshi Hotline, Inc 266
30,887 MSA Safety, Inc 4,123
5,237,138 My EG Services BHD 910
35,688 NICE Information Service Co Ltd 339
293,070 Nihon M&A Center, Inc 2,197

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
12,700 † Nippon Kanzai Co Ltd $ 262
218,111 Nippon Parking Development Co Ltd 384
278 NL Industries, Inc 2
338,348 Nomura Co Ltd 2,318
48,628 Okamura Corp 502
39,700 * Orizon Valorizacao de Residuos S.A. 287
109,009 Outsourcing, Inc 1,075
120,500 Park24 Co Ltd 1,763
22,700 Pasona Group, Inc 323
208,480 Paychex, Inc 23,890
162,634 Persol Holdings Co Ltd 3,275
28,142 Pilot Corp 916
3,501 Pitney Bowes, Inc 14
676 *,e Planet Labs PBC 3
105,927 Prestige International, Inc 478
333,167 e,g Prosegur Cash S.A. 255
427,923 Prosegur Cia de Seguridad S.A. 849
11,125 * Quad Graphics, Inc 48
84,491 g Quess Corp Ltd 381
847,306 *,e Raksul, Inc 8,897
122,985 e Randstad Holdings NV 7,301
3,817,171 Recruit Holdings Co Ltd 105,007
2,157,155 RELX plc 69,864
71,633 * Renewi plc 536
2,606,922 Rentokil Initial plc 19,053
169,862 Republic Services, Inc 22,969
110,541 Resources Connection, Inc 1,886
105,003 Restore plc 350
62,273 Ritchie Bros Auctioneers, Inc 3,505
166,572 e Ritchie Bros Auctioneers, Inc 9,372
38,711 RITES Ltd 168
8,793 Robert Half International, Inc 708
198,170 Rollins, Inc 7,437
305,460 RWS Holdings plc 1,127
20,471 S1 Corp (Korea) 870
29,052 Sato Corp 481
205,322 * Saudi Airlines Catering Co 4,709
2,569 Science Applications International Corp 276
82,161 * Sdiptech AB 1,909
2,766 e Seche Environnement S.A. 310
190,882 Secom Co Ltd 11,764
506,090 Securitas AB (B Shares) 4,502
1,149,074 Serco Group plc 2,174
6,553 SGS S.A. 14,454
59,835 Shanghai M&G Stationery, Inc 428
100,500 *,† Shanghai Youngsun Investment Co Ltd 1
34,894 * SIS Ltd 136
369 *,e Skillsoft Corp 1
123,706 Smart Metering Systems plc 1,132
396,374 SmartGroup Corp Ltd 1,707
804,987 SMS Co Ltd 19,578
22,925 Societe BIC S.A. 1,446
72,800 Sohgo Security Services Co Ltd 1,961
474 * SP Plus Corp 16
687,452 SPIE S.A. 19,953
51,691 *,e Spire Global, Inc 35
74,032 e S-Pool, Inc 334
58,000 Sporton International, Inc 516
9,758 SS&C Technologies Holdings, Inc 551
107,202 Stantec, Inc 6,267
2,939 Steelcase, Inc (Class A) 25

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
28,743 * Stericycle, Inc $ 1,253
112,112 Sthree plc 576
2,728 * Sungeel Hitech Co Ltd 338
63,000 Sunny Friend Environmental Technology Co Ltd 342
474,000 Taiwan Secom Co Ltd 1,644
216,000 Taiwan-Sogo Shinkong Security Corp 289
28,701 Takkt AG. 453
31,955 e Talenom Oyj 286
13,600 *,e TDCX, Inc (ADR) 121
10,648 * TeamLease Services Ltd 291
1,058,354 TechnoPro Holdings, Inc 29,354
220,400 Teleperformance 53,256
82,813 Tetra Tech, Inc 12,166
166,328 Thomson Reuters Corp 21,640
22,896 e Tinexta S.p.A 497
55,240 e TKC 1,534
228,151 TOMRA Systems ASA 3,852
262,300 Toppan Printing Co Ltd 5,286
22,661 * Trans Cosmos, Inc/Japan 538
51,651 e TransUnion 3,210
38,800 e TRE Holdings Corp 420
138,321 * TriNet Group, Inc 11,150
1,119 * TrueBlue, Inc 20
15,007 TTEC Holdings, Inc 559
836 Unifirst Corp 147
2,511 * Upwork, Inc 28
31,199 UT Group Co Ltd 583
501,331 Vakrangee Ltd 98
431,998 Verisk Analytics, Inc 82,883
1,032,184 * Verra Mobility Corp 17,465
693 * Viad Corp 14
35,800 * Visional, Inc 2,014
369 VSE Corp 17
448,394 Waste Connections, Inc 62,358
502,458 Waste Management, Inc 81,986
9,900 e WDB Holdings Co Ltd 149
6,500 Weathernews, Inc 326
359 * Willdan Group, Inc 6
295,237 Wolters Kluwer NV 37,270
231,000 *,†,e Youyuan International Holdings Ltd 0^
82,160 Zhejiang Weiming Environment Protection Co Ltd 218
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,452,492
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.2%
914 * 1-800-FLOWERS.COM, Inc (Class A) 11
797 *,e 1stdibs.com, Inc 3
4,704 Aaron's Co, Inc 45
31,000 e ABC-Mart, Inc 1,716
1,210 * Abercrombie & Fitch Co (Class A) 34
41,232 *,e About You Holding SE 229
3,152,383 Abu Dhabi National Oil Co for Distribution PJSC 3,588
147,773 e Academy Sports & Outdoors, Inc 9,642
343,122 Accent Group Ltd 547
7,414,600 Ace Hardware Indonesia Tbk PT 237
24,430 Adastria Holdings Co Ltd 452
49,973 Advance Auto Parts, Inc 6,077
13,768 *,e aka Brands Holding Corp 8
94,574 Ali Alghanim Sons Automotive Co KSCC 284
29,395,341 * Alibaba Group Holding Ltd 372,306
582,123 * Alibaba Group Holding Ltd (ADR) 59,481
329,692 *,g Allegro.eu S.A. 2,251

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
18,490 e Alpen Co Ltd $ 279
17,184,119 * Amazon.com, Inc 1,774,948
148,890 American Eagle Outfitters, Inc 2,001
205 * America's Car-Mart, Inc 16
480,802 * AO World plc 378
101,800 e AOKI Holdings, Inc 656
149,387 AP Eagers Ltd 1,356
24,422 Arata Corp 749
20,676 Arc Land Sakamoto Co Ltd 233
84,256 * Aritzia, Inc 2,704
279,076 Arko Corp 2,369
57,317 * Arvind Fashions Ltd 196
19,143 * Asbury Automotive Group, Inc 4,020
523,128 ASKUL Corp 6,811
60,665 * ASOS plc 616
450,000 * Aurora Design PCL 237
81,075 *,g Auto1 Group SE 575
65,488 e Autobacs Seven Co Ltd 714
19,914 * AutoCanada, Inc 293
67,891 * Autonation, Inc 9,122
16,556 * AutoZone, Inc 40,697
2,468,262 B&M European Value Retail S.A. 14,705
33,132 g B&S Group Sarl 147
1,703,174 *,e Baozun, Inc (ADR) 10,253
335,151 Bapcor Ltd 1,439
4,011 *,e BARK, Inc 6
37,952 Bath & Body Works, Inc 1,388
30,005 Belluna Co Ltd 159
1,836,700 Berjaya Auto BHD 962
172,575 e Best Buy Co, Inc 13,507
88,400 e BIC CAMERA, Inc 743
5,580 e Big 5 Sporting Goods Corp 43
3,621 e Big Lots, Inc 40
61,672 Bilia AB 762
1,126,524 * boohoo.com plc 828
215,909 * Boot Barn Holdings, Inc 16,547
49,143 *,e,g Boozt AB 598
537,000 *,†,e Boshiwa International Holding Ltd 1
64,177 Buckle, Inc 2,290
137 Build-A-Bear Workshop, Inc 3
56,857,700 * Bukalapak.com PT Tbk 946
321,746 * Burlington Stores, Inc 65,025
1,117 e Caleres, Inc 24
501 Camping World Holdings, Inc 10
50,660 e Canadian Tire Corp Ltd 6,611
53,871 Carasso Motors Ltd 255
131,064 * CarMax, Inc 8,425
889,923 * CarParts.com, Inc 4,752
181,737 Cato Corp (Class A) 1,607
140,966 * Ceconomy AG 384
1,678,065 Central Retail Corp PCL 2,203
486,544 * Chico's FAS, Inc 2,676
167,714 *,e Children's Place, Inc 6,751
110,141 China International Travel Service Corp Ltd 2,941
614,629 China Meidong Auto Holdings Ltd 1,326
161,000 China Tobacco International HK Co Ltd 209
72,300 *,e,g China Tourism Group Duty Free Corp Ltd 1,784
2,059,600 e Chow Tai Fook Jewellery Group Ltd 4,093
57,913 * Citi Trends, Inc 1,102
42,243 e Clas Ohlson AB (B Shares) 314
32,032 *,e Conn's, Inc 194

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
444,466 * Container Store Group, Inc $ 1,525
19,477 *,e ContextLogic, Inc 9
560,089 * Coupang, Inc 8,961
8,505 Cuckoo Homesys Co Ltd 173
155,946 e DCM Holdings Co Ltd 1,359
56,887 Delek Automotive Systems Ltd 530
222,277 e Designer Brands, Inc 1,943
5,531 * Destination XL Group, Inc 30
2,757 Dick's Sporting Goods, Inc 391
25,596 Dieteren S.A. 4,981
157 e Dillard's, Inc (Class A) 48
1,028,671 Dixons Carphone plc 750
1,123,946 Dogan Sirketler Grubu Holdings 548
20,963 Dogus Otomotiv Servis ve Ticaret AS 134
1,133,432 Dohome PCL 475
1,097,000 Dollarama, Inc 65,560
366,548 Don Quijote Co Ltd 7,091
15,500 Doshisha Co Ltd 227
183,231 *,e Dufry Group 8,172
228 * Duluth Holdings, Inc 1
108,330 Dunelm Group plc 1,477
539,542 eBay, Inc 23,939
69,378 e EDION Corp 671
9,259,000 Erajaya Swasembada Tbk PT 321
124,029 * Etsy, Inc 13,808
160,033 g Europris ASA 1,111
2,048 *,e EVgo, Inc 16
642,000 Far Eastern Department Stores Co Ltd 480
25,305 *,e Farfetch Ltd 124
157,165 Fast Retailing Co Ltd 34,405
4,800 *,e Fastned BV 182
19,375 * Fawaz Abdulaziz Al Hokair & Co 78
23,958 Fielmann AG. 999
52,287 * Five Below, Inc 10,770
88,740 *,e Floor & Decor Holdings, Inc 8,716
14,992 Fnac Darty SA 554
3,043 e Foot Locker, Inc 121
314,707 Foschini Ltd 1,607
7,615 Fox Wizel Ltd 651
1,788 e Franchise Group, Inc 49
164,978 * Frasers Group plc 1,582
607 *,e Funko, Inc 6
219,842 *,e GameStop Corp (Class A) 5,061
552,391 e Gap, Inc 5,546
1,414 * Genesco, Inc 52
37,947 Genuine Parts Co 6,349
25,700 Geo Holdings Corp 311
80,776 * Global Fashion Group S.A. 85
21,560 * Go Fashion India Ltd 265
31,161,000 *,e GOME Electrical Appliances Holdings Ltd 417
604 Group 1 Automotive, Inc 137
4,629 *,e Groupon, Inc 20
11,981 * GrowGeneration Corp 41
50,300 Grupo SBF S.A. 82
124 Guess?, Inc 2
61,400 Gulliver International Co Ltd 397
192,252 Halfords Group plc 415
116,725 * Hanwha Galleria Co Ltd 191
517,443 e Harvey Norman Holdings Ltd 1,245
522 Haverty Furniture Cos, Inc 17
487,273 e Hennes & Mauritz AB (B Shares) 6,967

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
106 Hibbett Sports, Inc $ 6
19,200 Hikari Tsushin, Inc 2,698
1,368,941 Home Depot, Inc 404,002
5,282,367 Home Product Center PCL 2,230
10,506 Hornbach Holding AG. & Co KGaA 841
276,482 Hotai Motor Co Ltd 5,835
28,704 Hotel Shilla Co Ltd 1,804
196,200 Hour Glass Ltd 322
12,712 Hyundai Department Store Co Ltd 536
3,902 Hyundai Home Shopping Network Corp 145
1,429,789 Inchcape plc 13,706
390,088 * Indiabulls Infrastructure and Power Ltd 167
701,235 Industria De Diseno Textil S.A. 23,558
325,400 e Isetan Mitsukoshi Holdings Ltd 3,643
28,600 Izumi Co Ltd 680
232,900 J Front Retailing Co Ltd 2,326
57,908 Jarir Marketing Co 2,522
113,607 JB Hi-Fi Ltd 3,242
3,676,280 JD.com, Inc 80,276
14,742 e JINS Holdings, Inc 402
14,112 e JOANN, Inc 22
8,720 e Joshin Denki Co Ltd 129
45,774 Joyful Honda Co Ltd 593
108,814 JUMBO S.A. 2,309
5,025 K Car Co Ltd 49
42,387 Keiyo Co Ltd 270
5,500 * Kintetsu Department Store Co Ltd 101
4,295 Kohl's Corp 101
22,005 Kohnan Shoji Co Ltd 540
126,452 Komeri Co Ltd 2,612
154,828 K's Holdings Corp 1,359
483 *,e Lands' End, Inc 5
19,418 e Leon's Furniture Ltd 248
147,410 * Leslie's, Inc 1,623
22,098 Lithia Motors, Inc (Class A) 5,059
66,831 LKQ Corp 3,793
890,480 Lojas Renner S.A. 2,911
11,119 Lotte Shopping Co Ltd 702
55,875 Lovisa Holdings Ltd 915
1,282,649 Lowe's Companies, Inc 256,491
337,561 Luk Fook Holdings International Ltd 1,080
12,298 *,e Lulu's Fashion Lounge Holdings, Inc 29
346,496 * Lumber Liquidators, Inc 1,317
13,735 Macy's, Inc 240
32,002,325 * Magazine Luiza S.A. 20,899
32,117 e,g Maisons du Monde S.A. 347
689,500 * Map Aktif Adiperkasa PT 222
406 * MarineMax, Inc 12
2,967,400 Matahari Department Store Tbk PT 976
72,078 Matas A.S. 884
80,508 Mekonomen AB 958
47,951 * MercadoLibre, Inc 63,202
394,200 *,e Mercari, Inc 6,948
93,400 MINISO Group Holding Ltd (ADR) 1,657
9,020,800 * Mitra Adiperkasa Tbk PT 910
38,214 Mobilezone Holding AG. 625
60,800 momo.com, Inc 1,811
692 Monro Muffler, Inc 34
161,363 * Moonpig Group plc 245
135,715 Motus Holdings Ltd 739
1,507,600 g MR DIY Group M Bhd 531

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
238,341 Mr Price Group Ltd $ 1,930
15,054 Murphy USA, Inc 3,885
29,110 Musti Group Oyj 508
8,300 e Nafco Co Ltd 110
204,985 Naspers Ltd (N Shares) 37,983
2,672 * National Vision Holdings, Inc 50
9,776 Next plc 795
41,920 e Nextage Co Ltd 876
71,964 Nick Scali Ltd 453
42,935 Nishimatsuya Chain Co Ltd 530
73,343 Nitori Co Ltd 8,857
56,024 e Nojima Corp 592
6,742 e Nordstrom, Inc 110
251,371 * ODP Corp 11,307
289,976 * Ollie's Bargain Outlet Holdings, Inc 16,801
1,872 *,e OneWater Marine, Inc 52
53,235 * O'Reilly Automotive, Inc 45,195
367,092 * Overstock.com, Inc 7,441
59,677 *,†,e Ozon Holdings plc (ADR) 1
343,700 Padini Holdings BHD 311
23,328 Pal Co Ltd 544
646,615 Paltac Corp 24,569
191,192 * PC Jeweller Ltd 62
21,031 Penske Auto Group, Inc 2,982
158,973 *,g Pepco Group NV 1,531
1,848,657 g Pepkor Holdings Ltd 1,790
282,600 Pet Center Comercio e Participacoes S.A. 346
25,568 Pet Valu Holdings Ltd 712
66,715 *,e Petco Health & Wellness Co, Inc 600
107 e PetMed Express, Inc 2
466,420 Pets at Home Group plc 2,123
473,731 * Pinduoduo, Inc (ADR) 35,956
32,430 Pool Corp 11,105
552,400 e,g Pop Mart International Group Ltd 1,504
2,915,000 Pou Sheng International Holdings Ltd 244
53,650 Poya Co Ltd 1,008
86,213 Premier Investments Ltd 1,517
837,643 Prosus NV 65,591
1,138,500 PTG Energy PCL (Foreign) 467
2,273,500 PTT Oil & Retail Business PCL 1,418
56,431 e Puuilo Oyj 411
35,886 *,e Qurate Retail Group, Inc QVC Group 35
547,900 * Rakuten, Inc 2,555
42,711 *,e RealReal, Inc 54
18,663 *,e Rent the Runway, Inc 53
1,403 Rent-A-Center, Inc 34
13,490 Retailors Ltd 247
15,426 * RH 3,757
216,334 Ross Stores, Inc 22,960
43,914 Rvrc Holding AB 138
782,500 Ryohin Keikaku Co Ltd 8,917
1,273,831 * SA SA International Holdings Ltd 298
664,361 SACI Falabella 1,528
624,316 * Sally Beauty Holdings, Inc 9,727
51,500 Sanrio Co Ltd 2,309
33,605 Saudi Automotive Services Co 333
20,302 Saudi Co For Hardware CJSC 157
222,781 Seria Co Ltd 4,418
170,004 Shanghai Yuyuan Tourist Mart Group Co Ltd 201
35,200 Shimamura Co Ltd 3,583
7,257 Shinsegae Co Ltd 1,204

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
15,499 Shinsegae International Co Ltd $ 259
2,503 e Shoe Carnival, Inc 64
44,018 * Shopper's Stop Ltd 349
2,211 Signet Jewelers Ltd 172
368,300 Singer Thailand PCL 194
34,013 e,g Sleep Country Canada Holdings, Inc 593
415 * Sleep Number Corp 13
47,445 *,g SMCP S.A. 423
340 e Sonic Automotive, Inc (Class A) 18
352,611 * Sportsman's Warehouse Holdings, Inc 2,990
408,536 *,e Stitch Fix Inc 2,088
614,982 Super Group Ltd 1,128
592,682 Super Retail Group Ltd 5,012
113,964 e Synsam AB 445
3,798 Tadiran Holdings Ltd 346
139,351 Takashimaya Co Ltd 2,032
12,869 e Telepark Corp 162
63,550 *,e Temple & Webster Group Ltd 148
2,229,994 *,e THG Holdings Ltd 1,868
1,447 *,e ThredUp, Inc 4
1,199 *,e Tile Shop Holdings, Inc 6
851 * Tilly's, Inc 7
3,564,841 TJX Companies, Inc 279,341
45,638 e Tokmanni Group Corp 630
8,862,489 g Topsports International Holdings Ltd 8,079
6,094 *,e Torrid Holdings, Inc 27
94,609 Tractor Supply Co 22,237
545 * TravelCenters of America, Inc 47
172,194 Trent Ltd 2,889
360,793 Truworths International Ltd 1,083
90,148 * Ulta Beauty, Inc 49,191
38,736 * Uni-Select, Inc 1,336
426,799 e United Arrows Ltd 6,199
34,356 United Electronics Co 713
545 * Urban Outfitters, Inc 15
220,300 USS Co Ltd 3,822
1,437,700 * Via S 533
8,611,372 Vibra Energia S.A. 24,483
4,570 * Victoria's Secret & Co 156
4,282,111 *,d Vipshop Holdings Ltd (ADR) 65,002
9,315 V-Mart Retail Ltd 246
49,488 VT Holdings Co Ltd 190
65,201 * Warby Parker, Inc 690
68,492 Warehouse Group Ltd 79
227,777 *,g Watches of Switzerland Group plc 2,297
64,285 *,e Wayfair, Inc 2,208
919,951 Wesfarmers Ltd 31,093
201 Weyco Group, Inc 5
186,851 WH Smith plc 3,459
288,620 Wickes Group plc 492
1,522,400 Wilcon Depot, Inc 841
56,119 Williams-Sonoma, Inc 6,827
1,328 Winmark Corp 426
931,659 Woolworths Holdings Ltd 3,345
230,100 e Workman Co Ltd 9,761
392,583 Wuchan Zhongda Group Co Ltd 277
413,000 Xinhua Winshare Publishing and Media Co Ltd 324
1,135,600 *,e Yamada Denki Co Ltd 3,904
91,633 Yellow Hat Ltd 1,262
680,328 *,g Zalando SE 28,513
568,072 Zhongsheng Group Holdings Ltd 2,799

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
104,800 e ZOZO Inc $ 2,397
535 * Zumiez, Inc 10
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION &
RETAIL 4,586,874
CONSUMER DURABLES & APPAREL - 2.2%
921,000 * 361 Degrees International Ltd 457
1,765 Acushnet Holdings Corp 90
242,214 Adidas-Salomon AG. 42,938
322,259 * Aditya Birla Fashion and Retail Ltd 843
134,763 Aksa Akrilik Kimya Sanayii 504
18,000 Alexander Marine Co Ltd 305
15,040 *,e Allbirds, Inc 18
2,383,142 * Alok Industries Ltd 338
201,600 * Alpargatas S.A. 324
19,689 * Amber Enterprises India Ltd 438
2,977 *,e AMMO, Inc 6
1,147,955 Anta Sports Products Ltd 16,667
69,900 Arezzo Industria e Comercio S.A. 876
83,975 Ariston Holding NV 925
154,973 Asics Corp 4,414
86,990 Azorim-Investment Development & Construction Co Ltd 218
95,552 Bajaj Electricals Ltd 1,224
200,100 Bandai Namco Holdings Inc 4,314
46,949 Bata India Ltd 812
266 * Beazer Homes USA, Inc 4
117,864 Bellway plc 3,210
71,322 Beneteau S.A. 1,192
29,001 * Borosil Ltd 116
3,176,472 Bosideng International Holdings Ltd 1,773
332,198 Bovis Homes Group plc 3,214
100,675 e Breville Group Ltd 1,298
33,375 e BRP, Inc (Toronto) 2,612
33,464 Brunello Cucinelli S.p.A 3,320
60,730 Brunswick Corp 4,980
6,657,765 Cairn Homes plc 7,365
7,199,671 Cairn Homes plc (London) 7,993
650,958 *,e Callaway Golf Co 14,074
58,262 * Campus Activewear Ltd 237
54,613 *,e Canada Goose Holdings, Inc 1,050
546,868 * Capri Holdings Ltd 25,703
2,279 e Carter's, Inc 164
177,300 *,e Casio Computer Co Ltd 1,745
13,431 * Cavco Industries, Inc 4,268
29,645 * CCC S.A. 266
566 Century Communities, Inc 36
88,300 Chervon Holdings Ltd 459
481,000 China Lilang Ltd 238
14,000 Chofu Seisakusho Co Ltd 235
324,357 Chow Sang Sang Holding 451
724,635 Cie Financiere Richemont S.A. 116,200
1,378,000 * Citychamp Watch & Jewellery Group Ltd 205
5,711 e Clarus Corp 54
1,631,196 Coats Group plc 1,483
1,465 Columbia Sportswear Co 132
52,840 Coway Co Ltd 2,133
240,088 Crest Nicholson Holdings plc 647
132,002 * Crocs, Inc 16,690
576,620 Crompton Greaves Consumer Electricals Ltd 2,060
1,447 Cuckoo Electronics Co Ltd 17
94,900 Cury Construtora e Incorporadora S.A. 240

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
309,500 Cyrela Brazil Realty S.A. $ 860
18,200 e Daiwa Seiko, Inc 341
24,468 Danya Cebus Ltd 485
22,421 * Deckers Outdoor Corp 10,079
71,649 De'Longhi S.p.A. 1,635
9,867 Delta-Galil Industries Ltd 391
24,302 e Descente Ltd 764
92,700 Direcional Engenharia S.A. 292
29,344 Dixon Technologies India Ltd 1,026
263,771 DR Horton, Inc 25,768
538,388 Dr. Martens PLC 944
72,361 *,e Dream Finders Homes, Inc 959
35,144 * Duni AB 317
1,122,869 Eclat Textile Co Ltd 18,334
29,100 Ecovacs Robotics Co Ltd 349
1,830 Einhell Germany AG. 325
13,051 Electra Consumer Products 1970 Ltd 354
735,364 e Electrolux AB 8,938
4,176 Ermenegildo Zegna Holditalia S.p.A 57
42,257 ES-Con Japan Ltd 278
790 e Ethan Allen Interiors, Inc 22
78,200 Ez Tec Empreendimentos e Participacoes S.A. 188
15,487 F&F Co Ltd 1,666
1,465,689 Feng TAY Enterprise Co Ltd 9,330
24,654 *,† FF Group 0^
227,700 e Fields Corp 3,573
47,831 Fila Korea Ltd 1,345
770,000 Formosa Taffeta Co Ltd 712
8,783 * Fossil Group, Inc 28
339,999 *,† Fuguiniao Co Ltd 0^
57,321 e Fujitsu General Ltd 1,619
136,000 Fulgent Sun International Holding Co Ltd 598
80,000 Fusheng Precision Co Ltd 598
31,351 Games Workshop Group plc 3,734
69,113 * Garmin Ltd 6,975
8,937 Garware Technical Fibres Ltd 317
283,139 Giant Manufacturing Co Ltd 1,646
117,445 * G-III Apparel Group Ltd 1,826
165,097 Gildan Activewear, Inc 5,485
1,432,178 *,g Glenveagh Properties plc 1,553
3,460,973 *,g Glenveagh Properties plc (London) 3,690
802,000 *,e Golden Solar New Energy Technology Holdings Ltd 722
22,847 Goldwin, Inc 2,180
17,158 Golfzon co Ltd 1,691
4,472 * GoPro, Inc 22
166,500 Gree Electric Appliances, Inc of Zhuhai 889
252 * Green Brick Partners, Inc 9
241,300 Grendene S.A. 342
552,400 GRUPO DE MODA SOMA S.A. 884
25,400 Guararapes Confeccoes S.A. 22
15,718 Gunze Ltd 532
368,307 Haier Smart Home Co Ltd 1,215
2,183,801 Haier Smart Home Co Ltd 6,838
7,881 Handsome Co Ltd 158
7,033 Hanesbrands, Inc 37
54,005 Hangzhou Robam Appliances Co Ltd 223
20,103 Hansae Co Ltd 241
10,343 Hanssem Co Ltd 406
106,733 Hasbro, Inc 5,730
228,672 e Haseko Corp 2,658
620 * Helen of Troy Ltd 59

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
20,560 Hermes International $ 41,639
466,000 *,† HOSA International Ltd 1
504 * Hovnanian Enterprises, Inc 34
161,526 Hugo Boss AG. 11,615
2,284 Hwaseung Enterprise Co Ltd 15
135,200 e Iida Group Holdings Co Ltd 2,207
75,375 Indo Count Industries Ltd 103
102,619 Installed Building Products, Inc 11,702
560 *,e iRobot Corp 24
33,410 Japan Wool Textile Co Ltd 249
41,584 Jason Furniture Hangzhou Co Ltd 245
48,795 e JM AB 810
485,500 JNBY Design Ltd 556
119,000 Johnson Health Tech Co Ltd 262
182 Johnson Outdoors, Inc 11
14,322 Kaufman & Broad S.A. 426
3,411 KB Home 137
342,985 Kering 223,773
1,151,000 Kinpo Electronics 498
6,700 e Ki-Star Real Estate Co Ltd 210
38,000 KMC Kuei Meng International In 179
785,700 Konka Group Co Ltd 181
2,714 Kontoor Brands, Inc 131
94,178 KPR Mill Ltd 664
45,018 LA Opala RG Ltd 187
7,860 * Landsea Homes Corp 48
8,180 * Latham Group, Inc 23
1,482 La-Z-Boy, Inc 43
1,808 * Legacy Housing Corp 41
111,524 Leggett & Platt, Inc 3,555
205,413 Lennar Corp (Class A) 21,591
12,684 Lennar Corp (Class B) 1,133
180,358 e Levi Strauss & Co 3,288
17,373 LF Corp 232
170,371 LG Electronics, Inc 15,205
988 * LGI Homes, Inc 113
2,216,621 Li Ning Co Ltd 17,431
477 e Lifetime Brands, Inc 3
168,380 *,e Lovesac Co 4,866
1,014 LPP S.A. 2,251
190,819 * Lululemon Athletica, Inc 69,494
9,119 * LUX Industries Ltd 129
378,561 LVMH Moet Hennessy Louis Vuitton S.A. 347,484
379 * M/I Homes, Inc 24
207,000 Makalot Industrial Co Ltd 1,474
42,571 * Malibu Boats, Inc 2,403
1,677,784 Man Wah Holdings Ltd 1,383
6,442 *,† Mariella Burani S.p.A. 0
47,206 Marimekko Oyj 500
2,574 Marine Products Corp 34
100,899 * MasterCraft Boat Holdings, Inc 3,070
295,669 * Mattel, Inc 5,443
59,642 g Mavi Giyim Sanayi Ve Ticaret AS. 327
44,313 Maytronics Ltd 472
2,067 MDC Holdings, Inc 80
386,000 Merida Industry Co Ltd 2,147
1,929 Meritage Homes Corp 225
184,881 Merry Electronics Co Ltd 537
53,129 e MIPS AB 2,694
82,300 Mizuno Corp 1,933
43,031 * Mohawk Industries, Inc 4,313

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,563,220 Moncler S.p.A $ 107,974
541 Movado Group, Inc 16
352,100 MRV Engenharia e Participacoes S.A. 443
5,800 e Nagawa Co Ltd 300
30,767 g Neinor Homes S.A. 302
39,452 New Wave Group AB (B Shares) 677
2,725,704 Newell Brands Inc 33,908
160,448 Nien Made Enterprise Co Ltd 1,728
1,909,801 Nike, Inc (Class B) 234,218
1,923,600 Nikon Corp 19,748
141,221 Nobia AB 242
13,741 * NVR, Inc 76,567
393,539 *,e On Holding AG. 12,212
72,300 Open House Co Ltd 2,711
26,532 Oppein Home Group, Inc 467
126,391 Orient Electric Ltd 416
192,015 g OVS S.p.A 504
86,519 Oxford Industries, Inc 9,136
991,778 Pacific Textile Holdings Ltd 320
5,519 Page Industries Ltd 2,549
4,803,989 Panasonic Corp 42,982
3,002 Pandora AS 288
402,000 *,† Peace Mark Holdings Ltd 0
283,243 *,e Peloton Interactive, Inc 3,212
20,656 *,† PIK Group (GDR) 0^
12,391 *,e PLBY Group, Inc 25
46,428 e Polaris Inc 5,136
2,165,006 Pou Chen Corp 2,225
7,145,440 Prada S.p.A 50,669
27,985 Pressance Corp 378
228,464 Pulte Homes, Inc 13,315
8,113 *,e Purple Innovation, Inc 21
3,452 PVH Corp 308
579,000 e Q Technology Group Co Ltd 317
44,000 Quang Viet Enterprise Co Ltd 165
50,297 Rajesh Exports Ltd 375
2,329 e Ralph Lauren Corp 272
30,060 Raymond Ltd 449
837,841 Redrow plc 4,956
43,517 Relaxo Footwears Ltd 451
107,100 Rinnai Corp 2,623
1,483 Rocky Brands, Inc 34
15,400 Roland Corp 465
613,027 Ruentex Industries Ltd 1,141
12,459 Safari Industries India Ltd 311
249,538 * Safilo Group S.p.A. 382
48,824 e Salvatore Ferragamo Italia S.p.A 893
43,624 Sangetsu Co Ltd 736
204,400 Sankyo Co Ltd 8,534
9,954 e Sanlorenzo S.p.A 433
25,612 SEB S.A. 2,914
257,700 Sega Sammy Holdings, Inc 4,898
29,700 Seiko Holdings Corp 651
44,793 e Seiren Co Ltd 791
330,500 Sekisui Chemical Co Ltd 4,694
694,000 Sekisui House Ltd 14,145
210,400 e Sharp Corp 1,488
30,636 * Sheela Foam Ltd 371
777,938 Shenzhou International Group Holdings Ltd 8,161
68,499 Shimano, Inc 11,877
7,059 * Skechers U.S.A., Inc (Class A) 335

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
152,915 * Skyline Champion Corp $ 11,504
1,388,000 e Skyworth Digital Holdings Ltd 715
49,154 Smith & Wesson Brands, Inc 605
623 *,e Snap One Holdings Corp 6
23,400 e Snow Peak, Inc 362
1,070 *,e Solo Brands, Inc 8
4,472 * Sonos, Inc 88
3,432,222 Sony Corp 312,618
78,383 e,g Spin Master Corp 2,179
545,500 Stella International Holdings Ltd 581
520,131 Steven Madden Ltd 18,725
43 e Sturm Ruger & Co, Inc 2
133,497 Sumitomo Forestry Co Ltd 2,652
3,392 Superior Uniform Group, Inc 27
1,372 Swatch Group AG. 473
14,878 Symphony Ltd 184
1,181,000 Tainan Spinning Co Ltd 655
230,000 Taiwan Paiho Ltd 447
16,500 e Tama Home Co Ltd 456
51,028 e Tamron Co Ltd 1,216
94,814 Tapestry, Inc 4,087
3,724 * Taylor Morrison Home Corp 142
5,477,493 Taylor Wimpey plc 8,058
1,001,000 TCL Multimedia Technology Holdings Ltd 422
962,845 TCL Technology Group Corp 620
137,436 e,g Technogym S.p.A 1,223
136,513 Tempur Sealy International, Inc 5,391
319,500 Texhong Textile Group Ltd 245
99,962 e,g Thule Group AB 2,466
329,946 Titan Industries Ltd 10,134
7,920 * Tod's S.p.A. 328
5,490 Token Corp 330
92,104 Toll Brothers, Inc 5,529
86,601 Tomy Co Ltd 970
45,816 *,e Tonies SE 242
56,270 * TopBuild Corp 11,712
56,000 Topkey Corp 386
529,402 *,e Traeger, Inc 2,176
4,626 * TRI Pointe Homes, Inc 117
1,045,978 Trident Ltd 357
44,648 TTK Prestige Ltd 381
11,010 * Tupperware Brands Corp 28
232,040 * Under Armour, Inc (Class A) 2,202
728,965 * Under Armour, Inc (Class C) 6,218
6,901 * Unifi, Inc 56
425 * Universal Electronics, Inc 4
252,943 * Universal Entertainment Corp 4,710
47,259 Vaibhav Global Ltd 157
119,336 * Vardhman Textiles Ltd 428
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 170
75,616 * Vestel Elektronik Sanayi 187
287,000 Vesync Co Ltd 117
161,867 VF Corp 3,708
52,526 *,e Victoria plc 318
66,725 VIP Industries Ltd 466
1,904 * Vista Outdoor, Inc 53
4,248,000 *,e Viva China Holdings Ltd 735
115,200 Vivara Participacoes S.A. 502
2,598 *,e Vizio Holding Corp 24
43,700 Vulcabras Azaleia S.A. 104
279 *,e Vuzix Corp 1

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,428 * V-ZUG Holding AG. $ 219
44,713 e Wacoal Holdings Corp 840
255,087 Welspun India Ltd 198
284,504 Whirlpool Corp 37,560
28,916 Whirlpool of India Ltd 463
2,374 e Wolverine World Wide, Inc 40
1,307,500 XTEP International Holdings 1,665
129,600 Yamaha Corp 5,006
332,887 * YETI Holdings, Inc 13,315
107,409 e YIT Oyj 286
215,600 Yonex Co Ltd 2,345
20,686 Youngone Corp 728
4,197 Youngone Holdings Co Ltd 207
782,000 Yue Yuen Industrial Holdings 1,100
23,213 Zhejiang Supor Co Ltd 183
8,743 Zinus, Inc 190
35,300 e Zojirushi Corp 426
TOTAL CONSUMER DURABLES & APPAREL 2,443,319
CONSUMER SERVICES - 2.8%
7,397 * 2U, Inc 51
416,569 * 888 Holdings plc 267
59,162 g AcadeMedia AB 294
1,187 *,e Accel Entertainment, Inc 11
351,341 Accor S.A. 11,422
344,408 ADT, Inc 2,490
1,784 * Adtalem Global Education, Inc 69
3,100 *,e Adventure, Inc 238
321,790 * Airbnb, Inc 40,031
147,800 *,e Airtrip Corp 2,930
12,563 Alamar Foods 482
518,100 *,e Alsea SAB de C.V. 1,241
926,725 * Amadeus IT Holding S.A. 62,168
33,847 * American Public Education, Inc 183
79,143 * AmRest Holdings SE 346
341,600 * Anima Holding S.A. 169
95,358 ARAMARK Holdings Corp 3,414
12,460 e ARCLAND SERVICE Co Ltd 211
8,812,494 Arcos Dorados Holdings, Inc 67,944
455,879 Aristocrat Leisure Ltd 11,398
5,870,468 Asset World Corp PCL 997
17,784 Ataa Educational Co 300
101,400 *,e Atom Corp 612
248,357 * Auction Technology Group plc 1,881
176,357 *,e Autogrill S.p.A. 1,263
32,000 Bafang Yunji International Co Ltd 195
66 * Bally's Corp 1
22,855 * Barbeque Nation Hospitality Ltd 176
50,489 *,e,g Basic-Fit NV 1,991
2,991 *,e Beachbody Co, Inc 1
72,000 Benesse Holdings, Inc 1,055
772,472 Berjaya Sports Toto BHD 261
109,702 Betsson AB 1,044
27 *,e Biglari Holdings, Inc (B Shares) 5
774 * BJ's Restaurants, Inc 23
4,097,500 * Bloomberry Resorts Corp 741
506,415 Bloomin' Brands, Inc 12,990
1,593 e Bluegreen Vacations Holding Corp 44
164,870 * Booking Holdings, Inc 437,303
598,324 *,e Bowlero Corp 10,142
151,140 Boyd Gaming Corp 9,691

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
48,311 * Bright Horizons Family Solutions $ 3,719
124,310 * Brinker International, Inc 4,724
43,600 BTG Hotels Group Co Ltd 148
276,062 * Burger King India Ltd 304
174,016 * Caesars Entertainment, Inc 8,494
310,000 Cafe de Coral Holdings Ltd 411
329,435 Cairo Investment & Real Estate Development Co SAE 114
815,369 *,e Carnival Corp 8,276
137,686 *,e Carnival plc 1,242
1,086 Carriage Services, Inc 33
454,200 * Central Plaza Hotel PCL 745
3,579 * Century Casinos, Inc 26
65,027 * Chalet Hotels Ltd 288
2,367 e Cheesecake Factory 83
23,696 * Chegg, Inc 386
606,000 e,g China East Education Holdings Ltd 358
849,000 e China Education Group Holdings Ltd 817
2,128,000 *,† China Maple Leaf Educational Systems Ltd 3
4,143,000 g China New Higher Education Group Ltd 1,343
2,572,000 * China Travel International Inv HK 529
44,209 * Chipotle Mexican Grill, Inc (Class A) 75,522
27,744 Choice Hotels International, Inc 3,251
30,816 Churchill Downs, Inc 7,921
641 *,e Chuy's Holdings, Inc 23
33,800 Cie des Alpes 470
5,853,900 * Cogna Educacao 2,160
905,120 Collins Foods Ltd 5,058
70,200 e Colowide Co Ltd 1,021
2,496,819 Compass Group plc 62,749
121,503 Corporate Travel Management Ltd 1,483
2,403 * Coursera, Inc 28
604 e Cracker Barrel Old Country Store, Inc 69
109,400 e Create Restaurants Holdings, Inc 835
57,900 Curves Holdings Co Ltd 335
195,429 Dadi Early-Childhood Education Group Ltd 751
181,300 * Dalata Hotel Group plc 822
170,089 Darden Restaurants, Inc 26,391
1,995 * Dave & Buster's Entertainment, Inc 73
841,734 *,g Deliveroo plc 950
181,596 *,g Delivery Hero AG. 6,195
62,125 Delta Corp Ltd 137
50,800 *,e Demae-Can Co Ltd 168
260,636 * Denny's Corp 2,909
193,695 * Devyani International Ltd 342
724 Dine Brands Global Inc. 49
57,317 Domino's Pizza Enterprises Ltd 1,924
360,985 Domino's Pizza Group plc 1,273
30,199 Domino's Pizza, Inc 9,962
213,048 * DoorDash, Inc 13,541
9,983 DoubleUGames Co Ltd 340
70,218 Doutor Nichires Holdings Co Ltd 1,004
304,335 * DraftKings, Inc 5,892
39,803 * Duolingo, Inc 5,675
48,176 * Dur Hospitality Co 305
340,674 * Easy Trip Planners Ltd 182
416,000 e EC Healthcare 332
68,898 * eDreams ODIGEO S.A. 422
157,036 * EIH Ltd 317
680 El Pollo Loco Holdings, Inc 7
334,551 *,e,g Elior Participations S.C.A 1,177
66,798 * Emerson Pacific, Inc 350

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
605,646 Entain PLC $ 9,406
2,865,900 * Erawan Group PCL 413
1,279,362 * Everi Holdings, Inc 21,941
380,617 g Evolution Gaming Group AB 50,994
237,378 * Expedia Group, Inc 23,033
9,263 *,e F45 Training Holdings, Inc 11
21,354 * Fattal Holdings 1998 Ltd 2,000
82,511 * First Watch Restaurant Group, Inc 1,325
150,678 *,e Flight Centre Travel Group Ltd 1,876
364,192 * Flutter Entertainment plc 65,716
203,811 * Flutter Entertainment plc 37,088
63,000 Formosa International Hotels Corp 579
177,400 *,g Fosun Tourism Group 228
1,710 * frontdoor, Inc 48
2,931,000 Fu Shou Yuan International Group Ltd 2,372
23,299 Fuji Kyuko Co Ltd 773
5,400 *,e Fujio Food System Co Ltd 56
4,279 *,e Full House Resorts, Inc 31
824,757 G8 Education Ltd 669
1,803,608 * Galaxy Entertainment Group Ltd 12,065
2,041,997 Genting BHD 2,161
2,860,481 Genting Malaysia BHD 1,721
4,747,712 Genting Singapore Ltd 4,007
1,388 * Golden Entertainment, Inc 60
75,000 Gourmet Master Co Ltd 359
177 Graham Holdings Co 105
25,432 * Grand Canyon Education, Inc 2,897
33,439 * Grand Korea Leisure Co Ltd 516
286,660 Greggs plc 9,844
247,016 H&R Block, Inc 8,707
3,163,000 *,e,g Haichang Ocean Park Holdings Ltd 690
1,042,776 e,g Haidilao International Holding Ltd 2,826
11,672 * Hana Tour Service, Inc 550
161,789 Heiwa Corp 3,210
203,000 *,e Helens International Holdings Co ltd 348
11,338 Herfy Food Services Co 99
19,537 Hiday Hidaka Corp 317
413,037 * Hilton Grand Vacations, Inc 18,351
804,429 Hilton Worldwide Holdings, Inc 113,320
48,828 *,e HIS Co Ltd 738
4,308,000 e,g Hope Education Group Co Ltd 340
233,000 Huangshan Tourism Development Co Ltd 192
181,255 * Huazhu Group Ltd (ADR) 8,878
168,816 * Humansoft Holding Co KSC 2,143
38,884 * Hyatt Hotels Corp 4,347
11,900 e Ichibanya Co Ltd 453
1,726,503 IDP Education Ltd 31,817
797,878 Indian Hotels Co Ltd 3,159
13,843 *,e Inspirato, Inc 13
101,318 *,e Inspired Entertainment, Inc 1,296
187,071 InterContinental Hotels Group plc 12,247
687,986 e International Game Technology plc 18,438
129,568 e Invocare Ltd 1,028
624 Jack in the Box, Inc 55
755,000 e,g Jiumaojiu International Holdings Ltd 1,795
403,083 Jollibee Foods Corp 1,662
363,811 Jubilant Foodworks Ltd 1,954
284,727 Jumbo Interactive Ltd 2,411
195,085 *,g Just Eat Takeaway.com NV 3,723
54,133 * Kambi Group plc 970
86,608 Kangwon Land, Inc 1,328

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
14,970 *,e Kappa Create Co Ltd $ 163
33,800 e Kentucky Fried Chicken Japan Ltd 721
298,184 Kindred Group plc 3,339
18,500 e Kisoji Co Ltd 309
43,300 KOMEDA Holdings Co Ltd 769
380,000 *,e,g Koolearn Technology Holding Ltd 1,627
49,494 Koshidaka Holdings Co Ltd 359
1,800 e Krispy Kreme, Inc 28
17,804 e Kura Corp 439
635 *,e Kura Sushi USA, Inc 42
29,983 e Kyoritsu Maintenance Co Ltd 1,212
117,492 g La Francaise des Jeux SAEM 4,897
3,005,299 * Las Vegas Sands Corp 172,654
895,424 Laureate Education, Inc 10,530
23,488 Leejam Sports Co JSC 661
354,268 *,g Lemon Tree Hotels Ltd 334
410 * Life Time Group Holdings, Inc 7
3,530 *,e Lindblad Expeditions Holdings, Inc 34
15,500 e LITALICO, Inc 303
42,260 * Lotte Tour Development Co Ltd 448
1,731,909 Lottery Corp Ltd 5,957
533,000 Lung Yen Life Service Corp 688
837,100 Magnum BHD 216
68,987 * Mahindra Holidays & Resorts India Ltd 227
260,437 Marriott International, Inc (Class A) 43,243
31,463 Marriott Vacations Worldwide Corp 4,243
4,600 e Matsuya Foods Co Ltd 142
1,821,797 McDonald's Corp 509,393
85,000 e McDonald's Holdings Co Japan Ltd 3,534
8,466 MegaStudyEdu Co Ltd 381
5,679,797 *,g Meituan Dianping (Class B) 103,044
2,976,840 * Melco Crown Entertainment Ltd (ADR) 37,895
632,817 * Melco International Development 738
113,701 *,e Melia Hotels International S.A. 735
928,400 *,e MGM China Holdings Ltd 1,148
510,710 MGM Resorts International 22,686
3,012,900 * Minor International PCL 2,848
63,587 *,e Mister Car Wash, Inc 548
225,890 * Mitchells & Butlers plc 459
309,300 MK Restaurants Group PCL 464
6,486 Monarch Casino & Resort, Inc 481
83,802 Monogatari Corp 1,706
81,300 e MOS Food Services, Inc 1,843
19,453 e MTY Food Group, Inc 874
18,599 National Co for Learning & Education 498
288,500 *,e Nayuki Holdings Ltd 312
8,690 * NEOGAMES S.A. 132
130,210 *,e Nerdy, Inc 544
1,422,840 * New Oriental Education & Technology Group, Inc 5,460
100,019 * Noodles & Co 485
337,541 *,e Norwegian Cruise Line Holdings Ltd 4,540
317,000 * Offcn Education Technology Co Ltd 225
11,000 Ohsho Food Service Corp 500
22,052 * ONE Group Hospitality, Inc 179
111,619 * OneSpaWorld Holdings Ltd 1,338
193,384 OPAP S.A. 3,102
13,584 *,e Open Door, Inc 160
1,209,545 Oriental Land Co Ltd 41,414
128,605 e Papa John's International, Inc 9,636
49,099 * Paradise Co Ltd 636
31,101 e Park Lawn Corp 641

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
38,470 *,† Patisserie Holdings plc $ 0^
128,072 * Penn National Gaming, Inc 3,799
2,315 * Perdoceo Education Corp 31
404,000 e Perfect Shape Medical Ltd 203
132,661 * Pierre & Vacances 241
70,797 * Planet Fitness, Inc 5,499
209,725 * Playtech Ltd 1,363
3,572,481 *,e PointsBet Holdings Ltd 2,958
11,836 e Pollard Banknote Ltd 216
458,973 * Portillo's, Inc 9,808
233,124 * Rank Group plc 211
495 RCI Hospitality Holdings, Inc 39
53,807 Red Rock Resorts, Inc 2,398
384,900 Resorttrust, Inc 6,133
275,732 Restaurant Brands International, Inc (Toronto) 18,511
20,500 e Ringer Hut Co Ltd 350
692,300 Riso Kyoiku Co Ltd 1,721
186,183 e Round One Corp 720
214,810 *,e Royal Caribbean Cruises Ltd 14,027
31,700 *,e Royal Holdings Co Ltd 667
6,922 * Rush Street Interactive, Inc 22
99,070 Ruth's Hospitality Group Inc 1,627
8,853 *,e Sabre Corp 38
31,300 Saizeriya Co Ltd 779
2,937,167 * Sands China Ltd 10,204
24,963 * Sapphire Foods India Ltd 371
132,857 *,e,g Scandic Hotels Group AB 447
4,016 * Scientific Games Corp (Class A) 241
1,608 * SeaWorld Entertainment, Inc 99
139,224 * Seera Group Holding 829
29,684 Seobu Truck Terminal Co Ltd 177
121,425 Service Corp International 8,352
781 * Shake Shack, Inc 43
43,339 Shanghai Jinjiang International Hotels Development Co Ltd 397
1,066,000 * Shangri-La Asia Ltd 999
531,472 Shenzhen Overseas Chinese Town Co Ltd 373
61,392 * Six Flags Entertainment Corp 1,640
2,492,000 *,e SJM Holdings Ltd 1,247
44,347 SkiStar AB 533
689,390 Sky City Entertainment Group Ltd 1,032
220,282 Skylark Co Ltd 2,876
221,700 * Smartfit Escola de Ginastica e Danca S.A. 583
92,654 Sodexho Alliance S.A. 9,050
145,314 Songcheng Performance Development Co Ltd 345
749,024 * SSP Group plc 2,274
1,396,236 * Star Entertainment Grp Ltd 1,344
1,697,569 Starbucks Corp 176,768
667 Strategic Education, Inc 60
246,472 * Stride, Inc 9,674
106,693 Sushiro Global Holdings Ltd 2,784
6,858 *,e Sweetgreen, Inc 54
248,745 * Taaleem Holdings PSC 177
2,262,505 Tabcorp Holdings Ltd 1,508
414,883 * TAL Education Group (ADR) 2,659
2,226 *,e Target Hospitality Corp 29
350,785 Texas Roadhouse, Inc (Class A) 37,906
244,585 Tokyotokeiba Co Ltd 7,487
632,820 * Tongcheng-Elong Holdings Ltd 1,377
41,259 e Toridoll.corp 849
440,213 *,g Trainline plc 1,351
66,908 Travel & Leisure Co 2,623

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
543,219 Travelsky Technology Ltd $ 1,012
519,239 * Trip.com Group Ltd (ADR) 19,560
110,792 *,e TUI AG. 854
1,516 * Udemy, Inc 13
4,446 * Universal Technical Institute, Inc 33
28,156 *,e Vacasa, Inc 27
36,216 Vail Resorts, Inc 8,463
355,786 *,e Webjet Ltd 1,681
217,375 Wendy's 4,734
79,908 * Westlife Development Ltd 666
86,522 * Wetherspoon (J.D.) plc 763
218,637 Whitbread plc 8,077
1,351 Wingstop, Inc 248
11,989 *,e WW International Inc 49
413,808 Wyndham Hotels & Resorts, Inc 28,077
29,510,600 *,e Wynn Macau Ltd 29,103
89,146 * Wynn Resorts Ltd 9,976
538,500 g Xiabuxiabu Catering Management China Holdings Co Ltd 491
56,384 * Xponential Fitness, Inc 1,713
261,600 YDUQS Part 364
59,019 e Yoshinoya D&C Co Ltd 1,083
22,600 *,e Youdao, Inc (ADR) 192
24,389 Young & Co's Brewery plc 309
486,436 Yum China Holdings, Inc 30,835
697,599 Yum! Brands, Inc 92,139
88,922 e Zensho Co Ltd 2,635
2,861,826 * Zomato Ltd 1,790
TOTAL CONSUMER SERVICES 3,077,413
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
152,784 Abdullah Al Othaim Markets Co 5,224
593,600 Aeon Co Ltd 11,516
44,200 e Aeon Hokkaido Corp 269
24,283 Ain Pharmaciez Inc 1,018
74,327 * Al Meera Consumer Goods Co 310
259,475 Albertsons Cos, Inc 5,392
28,237 Al-Dawaa Medical Services Co 604
2,341,829 * Alibaba Health Information Technology Ltd 1,689
2,051,394 Alimentation Couche-Tard, Inc 103,139
20,561 Almunajem Foods Co 320
12,978 Andersons, Inc 536
33,079 Arcs Co Ltd 561
5,162,495 Atacadao Distribuicao Comercio e Industria Ltd 12,620
151,344 *,g Avenue Supermarts Ltd 6,280
106,953 Axfood AB 2,612
14,655 Axial Retailing, Inc 380
8,300 Belc Co Ltd 351
1,101,112 Berli Jucker PCL 1,234
7,526 BGF retail Co Ltd 1,048
316,093 e Bid Corp Ltd 7,075
446,490 BIM Birlesik Magazalar AS 3,468
24,706 BinDawood Holding Co 434
112,052 * BJ's Wholesale Club Holdings, Inc 8,524
7,208 Carrefour S.A. 146
30,744 Casey's General Stores, Inc 6,655
37,691 *,e Casino Guichard Perrachon S.A. 267
6,151 e Cawachi Ltd 106
1,361,564 Cencosud S.A. 2,631
268,631 * Chefs' Warehouse Holdings, Inc 9,147
11,611,161 Cia Brasileira de Distribuicao 33,745
213,056 Clicks Group Ltd 3,077

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,016,581 Coles Group Ltd $ 12,283
50,620 e Colruyt S.A. 1,483
19,500 Cosmos Pharmaceutical Corp 1,756
912,611 Costco Wholesale Corp 453,449
5,459,216 CP ALL plc 9,941
24,600 Create SD Holdings Co Ltd 625
54,900 *,e Dada Nexus Ltd (ADR) 465
2,618 e Daikokutenbussaan Co Ltd 99
63,951 DaShenLin Pharmaceutical Group Co Ltd 347
72,900 *,e DingDong Cayman Ltd (ADR) 281
44,744 *,g Dino Polska S.A. 4,064
383,825 g Dis-Chem Pharmacies Ltd 559
16,397,216 * Distribuidora Internacional de Alimentacion S.A. 263
954,838 Dollar General Corp 200,955
208,100 * Dollar Tree, Inc 29,873
30,649 Dongsuh Co, Inc 463
20,048 E-Mart Co Ltd 1,630
164,601 Empire Co Ltd 4,412
1,032,718 Endeavour Group Ltd 4,692
92,265 Eurocash S.A. 400
19,900 e Fuji Co Ltd 260
24,400 e G-7 Holdings, Inc 267
8,600 Genky DrugStores Co Ltd 254
70,722 George Weston Ltd 9,372
218,582 GrainCorp Ltd-A 1,014
43,308 Great Tree Pharmacy Co Ltd 519
71,478 *,e Grocery Outlet Holding Corp 2,020
177,500 e Grupo Comercial Chedraui S.a. DE C.V. 1,019
579,500 * Grupo Mateus S.A. 654
39,725 GS Retail Co Ltd 867
6,100 Halows Co Ltd 147
78,025 Hankyu Department Stores, Inc 878
21,858 e Heiwado Co Ltd 336
1,117,382 * HelloFresh SE 26,647
1,217 *,e HF Foods Group Inc 5
614,000 e Hong Kong Television Network Ltd 357
38,584 † Hyundai Greenfood Co Ltd 215
13,800 e Inageya Co Ltd 134
1,048 Ingles Markets, Inc (Class A) 93
2,770 e Itochu-Shokuhin Co Ltd 107
550,500 *,g JD Health International, Inc 4,082
1,439,132 Jeronimo Martins SGPS S.A. 33,781
19,923 Kato Sangyo Co Ltd 529
164,054 Kesko Oyj (B Shares) 3,526
44,900 Kobe Bussan Co Ltd 1,254
667,942 Koninklijke Ahold Delhaize NV 22,820
595,569 Kroger Co 29,403
15,134 Kusuri no Aoki Holdings Co Ltd 768
458,100 e La Comer SAB de C.V. 1,067
43,800 Lawson, Inc 1,854
19,696 Life Corp 384
149,234 Loblaw Cos Ltd 13,601
5,635 M Yochananof & Sons Ltd 260
1,889,491 * Marks & Spencer Group plc 3,898
36,710 MARR S.p.A. 528
106,000 Matsumotokiyoshi Holdings Co Ltd 5,615
21,900 Maxvalu Tokai Co Ltd 443
40,870 * Medplus Health Services Ltd 323
912,872 Metcash Ltd 2,360
116,030 * Metro Wholesale & Food Specialist AG. 997
216,669 e Metro, Inc 11,918

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
486,951 * Migros Ticaret AS $ 4,256
40,015 Nahdi Medical Co 1,976
1,529 e Natural Grocers by Vitamin C 18
20,979 e Neighbourly Pharmacy, Inc 347
167,344 North West Co, Inc 4,679
18,225 * Ocado Ltd 121
23,300 *,e Oisix ra daichi, Inc 407
917,344 e Olam Group Ltd 1,088
586,457 * Performance Food Group Co 35,387
1,453,623 Pick'n Pay Stores Ltd 3,451
239,959 *,e,g Ping An Healthcare and Technology Co Ltd 604
542,717 President Chain Store Corp 4,810
1,292 Pricesmart, Inc 92
16,436,800 PT Sumber Alfaria Trijaya Tbk 3,162
1,087,900 Puregold Price Club, Inc 628
1,001,235 Raia Drogasil S.A. 4,830
17,469 Rami Levi Chain Stores Hashikma Marketing Ltd 1,039
27,712 e Retail Partners Co Ltd 286
1,014 *,e Rite Aid Corp 2
726,550 Robinsons Retail Holdings, Inc 722
29,741 Ryoshoku Ltd 731
19,200 e San-A Co Ltd 592
7,750,028 Sendas Distribuidora S.A. 23,762
926,269 Seven & I Holdings Co Ltd 41,843
2,042,510 Sheng Siong Group Ltd 2,596
11,911 Shoei Foods Corp 363
13,664 *,g Shop Apotheke Europe NV 1,236
480,045 Shoprite Holdings Ltd 5,991
666,446 Shufersal Ltd 3,234
18,254 Sligro Food Group NV 312
3,280,321 SMU S.A. 601
1,317,017 Sok Marketler Ticaret AS. 1,990
876,142 Sonae SPGS S.A. 956
184,150 e Spar Group Ltd 1,459
1,218 SpartanNash Co 30
5,552 * Sprouts Farmers Market, Inc 194
32,896 Sugi Pharmacy Co Ltd 1,414
276,800 Sundrug Co Ltd 7,594
987,607 SYSCO Corp 76,273
872,722 e Target Corp 144,549
18,798,977 Tesco plc 61,631
37,900 Tsuruha Holdings, Inc 2,535
96,945 * United Natural Foods, Inc 2,554
41,650 United Super Markets Holdings, Inc 350
322,289 * US Foods Holding Corp 11,905
30,894 Valor Co Ltd 450
288 Village Super Market (Class A) 7
394,523 Walgreens Boots Alliance, Inc 13,643
4,957,736 e Wal-Mart de Mexico SAB de C.V. 19,817
3,197,032 Walmart, Inc 471,402
559 Weis Markets, Inc 47
85,400 Welcia Holdings Co Ltd 1,828
1,008,032 Woolworths Ltd 25,627
17,000 e Yaoko Co Ltd 885
43,359 Yifeng Pharmacy Chain Co Ltd 366
32,200 Yokohama Reito Co Ltd 233
10,822 *,e Zur Rose Group AG. 501
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,140,400
ENERGY - 5.2%
179,200 * 3R PETROLEUM OLEO E GAS S.A. 1,042

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,181,000 g AAG Energy Holdings Ltd $ 252
15,756,161 Adaro Energy Tbk 3,054
166,055 * Advantage Energy Ltd 960
136,963 Aegis Logistics Ltd 633
8,331 *,e Aemetis, Inc 19
377,641 e Africa Oil Corp 847
985,490 Aker BP ASA 24,169
281,897 Aker Solutions ASA 1,029
33,349 * Aldrees Petroleum and Transport Services Co 845
780,513 * Alto Ingredients, Inc 1,171
512 e Altus Midstream Co 16
4,232 * Amplify Energy Corp 29
186,315 Ampol Ltd 3,799
270,060 Antero Midstream Corp 2,833
1,295,249 * Antero Resources Corp 29,907
163,880 APA Corp 5,910
621,802 e ARC Resources Ltd 7,053
22,721 Arch Resources, Inc 2,987
4,604 Archrock, Inc 45
3,323 Ardmore Shipping Corp 49
562,210 *,e Athabasca Oil Corp 1,344
1,014,572 Baker Hughes Co 29,281
988,000 Bangchak Corp PCL 896
9,488,000 Banpu PCL (Foreign) 3,001
524,546 *,e Baytex Energy Trust 1,968
5,428,664 Beach Petroleum Ltd 5,140
548,718 Berry Petroleum Co LLC 4,307
921,988 Bharat Petroleum Corp Ltd 3,870
252,761 e Birchcliff Energy Ltd 1,433
3,372 Bonanza Creek Energy, Inc 230
9,277 * Borr Drilling Ltd 70
187,311 * Borr Drilling Ltd 1,436
286,458 * Boss Energy Ltd 455
30,535,456 BP plc 193,000
4,650,000 *,† Brightoil Petroleum Holdings Ltd 666
801 * Bristow Group, Inc 18
2,991,000 * Bumi Armada BHD 428
101,022 *,e BW Energy Ltd 262
299,172 g BW LPG Ltd 2,243
289,986 BW Offshore Ltd 827
125,165 Cabot Oil & Gas Corp 3,072
2,231 Cactus, Inc 92
299,130 *,e Cairn Energy plc 862
69,959 California Resources Corp 2,693
568 * Callon Petroleum Co 19
1,442,506 Cameco Corp 37,773
1,142,577 Canadian Natural Resources Ltd 63,229
124,203 e Cardinal Energy Ltd 654
1,445,544 Cenovus Energy, Inc (Toronto) 25,221
337 * Centrus Energy Corp 11
228,810 CES Energy Solutions Corp 454
3,802,916 *,e CGG S.A. 2,933
2,145,000 CGN Mining Co Ltd 227
233,362 ChampionX Corp 6,331
292,368 Cheniere Energy, Inc 46,077
90,811 e Chesapeake Energy Corp 6,905
3,388,142 Chevron Corp 552,809
2,534,000 China Coal Energy Co 1,923
763,800 China Merchants Energy Shipping Co Ltd 780
2,203,122 China Oilfield Services Ltd 2,265
497,976 China Shenhua Energy Co Ltd - A 2,040

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
3,270,455 China Shenhua Energy Co Ltd - H $ 10,292
5,784 * Clean Energy Fuels Corp 25
6,046 * CNX Resources Corp 97
1,644,211 Coal India Ltd 4,286
118 *,†,b Cobalt International Energy, Inc 0^
362,826 Computer Modelling Group Ltd 1,949
455,461 e Comstock Resources Inc 4,914
4,242,496 ConocoPhillips 420,898
1,225 CONSOL Energy, Inc 71
15,909 Cool Co Ltd 194
9,182,004 Cosan SA Industria e Comercio 27,337
315,893 COSCO SHIPPING Energy Transportation Co Ltd 622
73,558 Cosmo Energy Holdings Co Ltd 2,383
302,118 e Crescent Energy, Inc 3,417
539,313 e Crescent Point Energy Corp 3,807
127,400 * Crew Energy, Inc 447
20,106 CropEnergies AG. 247
63,809 e CVR Energy, Inc 2,092
2,572,805 * d'aAmico International Shipping S.A. 1,303
3,704,694 Dana Gas PJSC 823
8,866 Delek Group Ltd 987
515,691 Delek US Holdings, Inc 11,835
150,568 * Denbury, Inc 13,194
1,572,183 *,e Denison Mines Corp 1,710
137,332 Devon Energy Corp 6,950
127,843 DHT Holdings, Inc 1,382
3,941,712 Dialog Group BHD 2,113
699,644 * Diamond Offshore Drilling, Inc 8,424
1,408,586 Diamondback Energy, Inc 190,399
832,095 Diversified Gas & Oil plc 971
71,701 * DMC Global, Inc 1,575
391,964 e DNO International ASA 384
1,040 Dorian LPG Ltd 21
1,162 * Dril-Quip, Inc 33
15,970 DT Midstream, Inc 788
2,749 * Earthstone Energy, Inc 36
27,093 *,e Empire Petroleum Corp 336
391,597 Empresas COPEC S.A. 2,764
1,161,000 Enauta Participacoes S.A. 2,595
1,824,921 Enbridge, Inc 69,581
3,001,401 ENEOS Holdings, Inc 10,530
622,506 Enerflex Ltd 3,708
117,795 Energean plc 1,892
1,168,600 *,† Energy Earth PCL 0^
6,966 *,e Energy Fuels, Inc 39
151,320 *,e Energy Fuels, Inc 844
1 Energy Transfer LP 0^
258,921 e Enerplus Corp 3,732
1,529,505 ENI S.p.A. 21,331
1,661,191 * Enquest plc (London) 381
262,399 * Ensign Energy Services, Inc 590
24,361 e Enviva, Inc 704
3,276,873 EOG Resources, Inc 375,628
784,312 EQT Corp 25,027
3,544,459 Equinor ASA 100,763
19,295 * Equital Ltd 462
14,083 Equitrans Midstream Corp 81
1,080,900 Esso Thailand PCL (Foreign) 280
378,906 Etablissements Maurel et Prom 1,416
419,697 Euronav NV 7,014
633 Excelerate Energy, Inc 14

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
25,703 e Exmar NV $ 271
273,727 Exxaro Resources Ltd 2,861
5,466,376 Exxon Mobil Corp 599,443
2,167 e FLEX LNG Ltd 73
42,655 e FLEX LNG Ltd 1,409
1,082,269 Formosa Petrochemical Corp 3,026
2,636 * Frank's International NV 48
468,226 e Freehold Royalty Trust 5,034
57,015 * Frontera Energy Corp 492
4,422 e Frontline plc 73
128,926 Frontline plc 2,108
24,823 Gaztransport Et Technigaz S.A. 2,540
163,179 Genel Energy PLC 236
27,325 *,e Gevo, Inc 42
136,848 e Gibson Energy, Inc 2,187
295,091 * Golar LNG Ltd 6,374
86,207 Great Eastern Shipping Co Ltd 678
1,795 * Green Plains Inc 56
701,686 Guanghui Energy Co Ltd 945
851,033 Gujarat Mineral Development Corp Ltd 1,316
988,493 Gulf International Services QSC 484
192,674 Gulf Keystone Petroleum Ltd 347
383 * Gulfport Energy Operating Corp 31
117,661 Hafnia Ltd 675
969,466 Halliburton Co 30,674
411,373 Harbour Energy plc 1,394
1,056,475 e Headwater Exploration, Inc 4,933
5,010 * Helix Energy Solutions Group, Inc 39
134,813 Hellenic Petroleum S.A. 1,108
4,390 Helmerich & Payne, Inc 157
244,136 Hess Corp 32,309
50,873 HF Sinclair Corp 2,461
1,644,500 Hibiscus Petroleum BHD 370
698,820 Hindustan Petroleum Corp Ltd 2,019
365,582 Hunting plc 1,064
26,609 Hyundai Robotics Co Ltd 1,189
204,794 e Idemitsu Kosan Co Ltd 4,484
251,538 Imperial Oil Ltd 12,792
3,193,860 Indian Oil Corp Ltd 3,034
375,800 Indo Tambangraya Megah Tbk PT 989
226,900 Inner Mongolia Dian Tou Energy Corp Ltd 444
1,179,600 Inner Mongolia Yitai Coal Co 1,734
1,011,028 Inpex Holdings, Inc 10,699
152,802 * International Petroleum Corp 1,468
92,030 International Seaways, Inc 3,836
10,556,386 IRPC PCL (Foreign) 811
109,450 Itochu Enex Co Ltd 933
41,622 Iwatani International Corp 1,821
185,277 Japan Petroleum Exploration Co 6,244
430,700 Jizhong Energy Resources Co Ltd 429
669,979 * John Wood Group plc 1,659
523,974 * Karoon Gas Australia Ltd 753
1,535,886 * Kelt Exploration Ltd 5,216
204,809 e Keyera Corp 4,484
304,023 Kinder Morgan, Inc 5,323
4,440,000 Kinetic Development Group Ltd 373
67,197 Koninklijke Vopak NV 2,372
27,701 * Kosmos Energy Ltd 206
1,044 * Laredo Petroleum, Inc 48
655,666 Liberty Oilfield Services, Inc 8,399
357,193 e Magnolia Oil & Gas Corp 7,815

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
862,735 Marathon Oil Corp $ 20,671
689,146 Marathon Petroleum Corp 92,918
387,175 Matador Resources Co 18,449
363,338 * MEG Energy Corp 5,837
28,000 e Mitsuuroko Co Ltd 274
22,930 Modec, Inc 243
469,744 MOL Hungarian Oil & Gas plc 3,440
192,050 Motor Oil Hellas Corinth Refineries S.A. 4,929
6,246 Murphy Oil Corp 231
22,808 * Nabors Industries Ltd 2,781
137 Nacco Industries, Inc (Class A) 5
33,969 Naphtha Israel Petroleum Corp Ltd 144
6,696 * National Energy Services Reunited Corp 35
53,246 Neste Oil Oyj 2,631
47,607 e New Fortress Energy, Inc 1,401
1,640,520 e New Hope Corp Ltd 6,238
783,651 * Newpark Resources, Inc 3,017
408,717 *,e NexGen Energy Ltd 1,570
215,597 * NexTier Oilfield Solutions, Inc 1,714
69,541 * Noble Corp plc 2,745
1,210,594 Nordic American Tankers Ltd 4,794
692,788 e Northern Oil and Gas, Inc 21,026
225,795 NOV, Inc 4,179
184,860 * NuVista Energy Ltd 1,495
78,977 Oasis Petroleum, Inc 10,630
57,401 * Obsidian Energy Ltd 367
848,851 Occidental Petroleum Corp 52,994
6,848 * Oceaneering International, Inc 121
344,240 * Odfjell Drilling Ltd 879
631,727 Offshore Oil Engineering Co Ltd 564
233,547 Oil India Ltd 718
2,240,375 Oil Refineries Ltd 613
139 * Oil States International, Inc 1
6,447 OMV AG. 296
73,014 ONEOK, Inc 4,639
44,672 Ovintiv, Inc 1,612
2,698,246 * Paladin Resources Ltd 1,182
695,334 *,e Pantheon Resources plc 203
410,640 * Par Pacific Holdings, Inc 11,991
74,300 Paramount Resources Ltd (Class A) 1,627
106,664 Parex Resources, Inc 1,984
322,837 Parkland Corp 7,739
78,766 Pason Systems, Inc 707
7,204 Patterson-UTI Energy, Inc 84
9,884 * Paz Oil Co Ltd 968
226,467 PBF Energy, Inc 9,820
16,009 PDC Energy, Inc 1,027
441,539 * Peabody Energy Corp 11,303
439,846 e Pembina Pipeline Income Fund 14,248
1,378 Penn Virginia Corp 56
8,675,469 Permian Resources Corp 91,092
3,773,200 * Petro Rio S.A. 23,219
491,243 *,e Petrofac Ltd 477
3,660,095 Petroleo Brasileiro S.A. 19,129
4,668,327 Petroleo Brasileiro S.A. (Preference) 21,599
831,035 * Petroleum Geo-Services ASA 772
328,380 Petronas Dagangan BHD 1,587
833,660 Petronet LNG Ltd 2,326
122,200 Petroreconcavo S.A. 490
162,514 e Peyto Exploration & Development Corp 1,456
1,005,212 Phillips 66 101,908

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
232,919 Pingdingshan Tianan Coal Mining Co Ltd $ 351
952,575 Pioneer Natural Resources Co 194,554
77,653 e Pipestone Energy Corp 159
625,835 Polski Koncern Naftowy Orlen S.A. 8,448
100,100 *,† Poseidon Concepts Corp 1
204,746 e PrairieSky Royalty Ltd 3,242
11,813 * Precision Drilling Corp 607
961,500 Prima Marine PCL 206
3,346,000 *,e Productive Technologies Co Ltd 362
226,448 *,e ProFrac Holding Corp 2,869
7,543 * ProPetro Holding Corp 54
8,773,500 PT AKR Corporindo Tbk 907
46,741,900 * PT Bumi Resources Minerals Tbk 531
69,654,100 * PT Bumi Resources Tbk 590
9,691,100 * PT Energi Mega Persada Tbk 145
19,653,400 PT Harum Energy Indonesia Tbk 1,918
14,418,700 PT Indika Energy Tbk 2,324
8,286,500 PT Medco Energi Internasional Tbk 558
8,228,300 PT Tambang Batubara Bukit Asam Tbk 2,192
1,578,206 PT United Tractors Tbk 3,067
1,608,848 PTT Exploration & Production PCL 7,070
3,615,100 PTT Exploration & Production PCL (ADR) 15,886
10,773,309 PTT PCL 9,989
667,881 Qatar Fuel QSC 3,192
2,514,020 Qatar Gas Transport Co Ltd 2,395
429,039 * Rabigh Refining & Petrochemical Co 1,153
122,145 Range Resources Corp 3,233
6,741,212 Reliance Industries Ltd 191,683
1,186,165 Repsol YPF S.A. 18,241
539 * Rex American Resources Corp 15
998 e Riley Exploration Permian, Inc 38
14,205 *,e Ring Energy, Inc 27
590,298 e RPC, Inc 4,539
1,044,656 *,e Saipem S.p.A 1,564
46,252 San-Ai Oil Co Ltd 480
2,464,537 Santos Ltd 11,343
706,306 *,e Saras S.p.A. 1,097
8,015 Saudi Arabia Refineries Co 171
5,048,394 g Saudi Arabian Oil Co 43,513
210,740 SBM Offshore NV 3,129
1,710,249 Schlumberger Ltd 83,973
9,087 Schoeller-Bleckmann Oilfield Equipment AG. 586
1,976 Scorpio Tankers, Inc 111
640,663 e Secure Energy Services, Inc 2,991
460,051 Select Energy Services, Inc 3,202
3,856,900 Semirara Mining & Power Corp 2,301
190,957 Serica Energy plc 526
50 *,† Serval Integrated Energy Services 0
3,907 SFL Corp Ltd 37
727,738 Shaanxi Coal Industry Co Ltd 2,154
213,200 Shan XI Hua Yang Group New Energy Co Ltd 428
218,286 Shanxi Lu'an Environmental Energy Development Co Ltd 696
321,899 Shanxi Xishan Coal & Electricity Power Co Ltd 515
66,552 * ShawCor Ltd 613
14,407,740 Shell plc 410,600
108,963 e Shell plc (ADR) 6,270
181,000 Siamgas & Petrochemicals PCL 49
822 *,e SilverBow Resources, Inc 19
2,292,000 Sinopec Kantons Holdings Ltd 847
2,317 Sitio Royalties Corp 52
7,350 SK Discovery Co Ltd 179

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,232 SK Gas Co Ltd $ 113
52,985 * SK Innovation Co Ltd 7,341
262,277 SM Energy Co 7,386
46,443 S-Oil Corp 2,861
3,642 Solaris Oilfield Infrastructure, Inc 31
926,815 * Southwestern Energy Co 4,634
121,995 Spartan Delta Corp 1,273
1,735,500 Star Petroleum Refining PCL 548
1,861,399 *,e Strike Energy Ltd 468
229,824 Subsea 7 S.A. 2,728
1,944,810 Suncor Energy, Inc 60,380
61,314 e Surge Energy, Inc 399
3,429 * Talos Energy, Inc 51
1,892,605 e Tamarack Valley Energy Ltd 5,531
44,289 Targa Resources Investments, Inc 3,231
910,560 e TC Energy Corp 35,419
328,406 Technip Energies NV 7,006
35,469 * Tecnicas Reunidas S.A. 389
948,573 * Teekay Corp 5,862
538 * Teekay Tankers Ltd 23
27,681 *,e Tellurian, Inc 34
16,633 Tenaris S.A. 236
620,240 Terracom Ltd 278
437,243 * Tetra Technologies, Inc 1,159
4,871 Texas Pacific Land Corp 8,286
425,385 TGS Nopec Geophysical Co ASA 7,654
1,499,032 Thai Oil PCL 2,304
124,667 Thungela Resources Ltd 1,423
2,528 * Tidewater, Inc 111
371,879 e Topaz Energy Corp 5,258
85,993 TORM plc 2,645
3,633,901 e Total S.A. 214,268
399,965 Tourmaline Oil Corp 16,667
584,243 Trican Well Service Ltd 1,331
1,266,759 *,e Tullow Oil plc 493
136,277 Turkiye Petrol Rafinerileri AS 3,773
9,195,861 Ultrapar Participacoes S.A. 25,328
8,420,000 *,e United Energy Group Ltd 996
16,817 *,e Uranium Energy Corp 48
26,322 *,e Ur-Energy, Inc 28
3,619 * US Silica Holdings, Inc 43
466,775 e Vaalco Energy, Inc 2,115
2,728 * Valaris Ltd 177
1,873,307 Valero Energy Corp 261,514
130,606 *,e Vallourec S.A. 1,650
22,013 Verbio AG. 1,034
155,524 e Vermilion Energy, Inc 2,017
3,793 *,e Vertex Energy, Inc 37
61,631 e Vitesse Energy, Inc 1,173
787,162 g Viva Energy Group Ltd 1,600
4,666 * W&T Offshore, Inc 24
5,553 *,e Waga Energy S.A. 148
167,969 Washington H Soul Pattinson & Co Ltd 3,404
100,855 * Weatherford International Ltd 5,986
603,767 e Whitecap Resources, Inc 4,668
806,425 Whitehaven Coal Ltd 3,630
186,785 Williams Cos, Inc 5,577
2,367,246 Woodside Energy Group Ltd 52,885
65,024 World Fuel Services Corp 1,661
300,755 Worley Ltd 2,913
156,533 Yantai Jereh Oilfield Services Group Co Ltd 645

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,513,540 e Yanzhou Coal Mining Co Ltd $ 5,419
172,069 Yanzhou Coal Mining Co Ltd (Class A) 892
1,367,220 Yinson Holdings BHD 797
TOTAL ENERGY 5,701,634
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,191,676 Abacus Property Group 2,083
173,198 e Acadia Realty Trust 2,416
777 Activia Properties Inc 2,217
1,251 Advance Residence Investment Corp 2,987
112,418 e Aedifica S.A. 9,057
1,544 AEON REIT Investment Corp 1,688
7,502 Agree Realty Corp 515
596,900 AIMS AMP Capital Industrial REIT 593
113,873 e Alexander & Baldwin, Inc 2,153
137 Alexander's, Inc 27
158,761 Alexandria Real Estate Equities, Inc 19,939
60,966 Allied Properties Real Estate Investment Trust 1,099
3,578 e Altarea SCA 440
148,454 American Assets Trust, Inc 2,760
38,866 American Finance Trust, Inc 244
2,307,203 e American Homes 4 Rent 72,561
581,607 American Tower Corp 118,846
378,681 Americold Realty Trust 10,773
143,807 Apartment Income REIT Corp 5,150
3,275 Apartment Investment and Management Co 25
956,449 Apple Hospitality REIT, Inc 14,844
583,200 AREIT, Inc 350
328,684 Arena REIT 802
196,685 Armada Hoffler Properties, Inc 2,323
55,044 Artis Real Estate Investment Trust 310
2,807,778 Ascendas REIT 6,054
1,947,404 Ascott Trust 1,458
154,783 *,e Ashford Hospitality Trust, Inc 497
2,803,367 Assura Group Ltd 1,690
317,891 AvalonBay Communities, Inc 53,425
1,291,161 Axis Real Estate Investment Trust 550
213,089 Big Yellow Group plc 3,072
834,858 BMO Commercial Property Trust Ltd 849
21,222 Boardwalk REIT 866
119,076 e Boston Properties, Inc 6,444
985,238 BraeMar Hotels & Resorts, Inc 3,803
336,837 Brandywine Realty Trust 1,593
94,300 British Land Co plc 452
169,822 Brixmor Property Group, Inc 3,655
677,968 Broadstone Net Lease, Inc 11,532
124,376 g Brookfield India Real Estate Trust 423
340 Brt Realty Trust 7
29,199 BSR Real Estate Investment Trust 387
435,579 Bunnings Warehouse Property Trust 1,105
5,182,262 Cambridge Industrial Trust 1,268
35,206 Camden Property Trust 3,691
239,504 Canadian Apartment Properties REIT 8,402
2,191,487 Capital & Counties Properties 3,101
4,181,773 CapitaMall Trust 6,237
1,189,987 CapitaRetail China Trust 1,002
5,580 CareTrust REIT, Inc 109
53,782 Carmila S.A. 807
763 CBL & Associates Properties, Inc 20
884,168 CDL Hospitality Trusts 792
523 Centerspace 29

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
452,174 Centuria Capital Group $ 461
557,574 Centuria Industrial REIT 1,126
325,189 Centuria Office REIT 312
2,654,806 Champion Real Estate Investment Trust 1,142
315,629 Charter Hall Education Trust 633
455,769 Charter Hall Group 3,386
2,124,843 Charter Hall Long Wale REIT 5,977
175,524 Chatham Lodging Trust 1,841
157,051 Choice Properties REIT 1,687
1,451 City Office REIT, Inc 10
624,894 Civitas Social Housing plc 414
4,756 Clipper Realty, Inc 27
130,049 CLS Holdings plc 216
29,227 e Cofinimmo 2,590
639 Comforia Residential REIT, Inc 1,520
480 Community Healthcare Trust, Inc 18
225,200 Concentradora Fibra Danhos S.A. de C.V. 300
5,592 Corporate Office Properties Trust 133
119,850 Cousins Properties, Inc 2,562
496 CRE Logistics REIT, Inc 633
43,920 Crombie Real Estate Investment Trust 495
300,500 Cromwell European Real Estate Investment Trust 492
1,529,691 Cromwell Group 570
913,853 Crown Castle International Corp 122,310
51,005 CT Real Estate Investment Trust 605
228,916 e CTO Realty Growth, Inc 3,951
103,803 e CubeSmart 4,798
338,366 Custodian Reit plc 372
2,135 Daiwa House REIT Investment Corp 4,375
288 Daiwa Office Investment Corp 1,317
1,875 Daiwa Securities Living Investments Corp 1,540
287,198 Derwent London plc 8,359
239,993 Dexus Industria REIT 427
165,482 Dexus Property Group 837
151,618 DiamondRock Hospitality Co 1,233
877,100 e Digital Core REIT Management Pte Ltd 392
186,258 Digital Realty Trust, Inc 18,311
257,483 e Diversified Healthcare Trust 348
5,056 e Douglas Emmett, Inc 62
119,295 Dream Industrial Real Estate Investment Trust 1,298
16,218 Dream Office Real Estate Investment Trust 174
437,000 *,† Eagle Hospitality Trust 4
3,090 e Easterly Government Properties, Inc 42
270,313 EastGroup Properties, Inc 44,688
419,172 Embassy Office Parks REIT 1,593
2,058,402 Emlak Konut Gayrimenkul Yatiri 664
4,722 e Empire State Realty Trust, Inc 31
540,120 Empiric Student Property plc 602
189,421 EPR Properties 7,217
94,383 Equinix, Inc 68,054
664,877 Equites Property Fund Ltd 574
249,999 Equity Commonwealth 5,177
1,143,276 e Equity Lifestyle Properties, Inc 76,748
429,595 Equity Residential 25,776
115,908 ESR Kendall Square REIT Co Ltd 347
429,376 Essential Properties Realty Trust, Inc 10,670
49,951 Essex Property Trust, Inc 10,447
41,204 Eurocommercial Properties NV 939
377,253 Extra Space Storage, Inc 61,466
1,101,705 Far East Hospitality Trust 485
1,561 e Farmland Partners, Inc 17

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
100,148 Federal Realty Investment Trust $ 9,898
2,910,197 Fibra Uno Administracion S.A. de C.V. 4,065
109,628 First Capital Real Estate Investment Trust 1,276
182,520 First Industrial Realty Trust, Inc 9,710
1,478,000 Fortune Real Estate Investment Trust 1,224
309,297 Four Corners Property Trust, Inc 8,308
564,717 Franklin Street Properties Corp 887
956,977 Frasers Centrepoint Trust 1,650
853,000 Frasers Hospitality Trust 289
2,903,845 Frasers Logistics & Industrial Trust 2,866
461 Frontier Real Estate Investment Corp 1,652
584 e Fukuoka REIT Corp 714
256,268 Gaming and Leisure Properties, Inc 13,341
2,519 Gecina S.A. 261
2,684 e Getty Realty Corp 97
117 e Gladstone Commercial Corp 1
12,925 e Gladstone Land Corp 215
2,065 Global Medical REIT, Inc 19
3,542 Global Net Lease, Inc 46
900 Global One Real Estate Investment Corp 710
1,337 GLP J-Reit 1,445
1,309,259 Goodman Group 16,614
952,364 Goodman Property Trust 1,277
1,496,465 GPT Group 4,276
141,538 Granite REIT 8,765
3,035,459 Great Portland Estates plc 18,985
329,740 Growthpoint Properties Australia Ltd 676
3,265,738 Growthpoint Properties Ltd 2,395
127,451 H&R Real Estate Investment Trust 1,188
62,121 Hamborner REIT AG. 493
3,691,709 e Hammerson plc 1,187
610 Hankyu Reit, Inc 638
423,573 e Healthcare Realty Trust, Inc 8,188
648,645 Healthpeak Properties Inc 14,251
917 Heiwa Real Estate REIT, Inc 1,055
389,973 Hersha Hospitality Trust 2,621
4,227 Highwoods Properties, Inc 98
116,499 Home Consortium 283
896,843 † Home Reit plc 315
2,201,218 HomeCo Daily Needs REIT 1,714
239 Hoshino Resorts REIT, Inc 1,244
882,122 Host Hotels and Resorts, Inc 14,546
113,011 Hudson Pacific Properties 751
1,455 Hulic Reit, Inc 1,642
317,327 Hyprop Investments Ltd 529
35,863 Icade 1,689
1,139 Ichigo Real Estate Investment Corp 831
3,356,600 IGB Real Estate Investment Trust 1,323
252,563 Impact Healthcare Reit plc 287
25,385 e Independence Realty Trust, Inc 407
181 e Indus Realty Trust, Inc 12
1,927 Industrial & Infrastructure Fund Investment Corp 2,097
525,030 Industrial Logistics Properties Trust 1,612
1,724,021 Ingenia Communities Group 4,383
292,655 Inmobiliaria Colonial S.A. 1,855
5,090 e Innovative Industrial Properties, Inc 387
63,101 InterRent Real Estate Investment Trust 625
23,400 e Intervest Offices 444
2,307 e InvenTrust Properties Corp 54
670,785 Investec Property Fund Ltd 311
5,838 Invincible Investment Corp 2,457

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
527,937 Invitation Homes, Inc $ 16,487
397,512 Irish Residential Properties REIT plc 401
22,478 Iron Mountain, Inc 1,189
475,275 * Is Gayrimenkul Yatirim Ortakligi AS 225
3,152 e iStar, Inc 93
709 ITOCHU Advance Logistics Investment Corp 707
163,994 Jadwa REIT Saudi Fund 566
1,062 Japan Excellent, Inc 961
4,287 Japan Hotel REIT Investment Corp 2,431
793 Japan Logistics Fund Inc 1,762
795 Japan Prime Realty Investment Corp 2,094
1,152 Japan Real Estate Investment Corp 4,591
6,436 Japan Retail Fund Investment Corp 4,700
3,330 JBG SMITH Properties 50
118,845 JR Reit XXVII 403
879 Kenedix Realty Investment Corp 2,033
950 Kenedix Residential Investment Corp 1,468
592 Kenedix Retail REIT Corp 1,049
1,300,317 Keppel DC REIT 2,016
1,874,291 Keppel REIT 1,248
998,214 Keppel-KBS US REIT 379
211,292 Killam Apartment Real Estate Investment Trust 2,683
115,052 Kilroy Realty Corp 3,728
31,211 Kimco Realty Corp 610
206,563 Kite Realty Group Trust 4,321
1,547,240 Kiwi Property Group Ltd 881
388,654 e Klepierre 8,812
74,759 Lamar Advertising Co 7,468
69,154 Land Securities Group plc 531
38,180 Lar Espana Real Estate Socimi S.A. 204
1,719 LaSalle Logiport REIT 1,995
1,710,844 Lendlease Global Commercial REIT 876
482,509 Lexington Realty Trust 4,975
59,844 Life Storage, Inc 7,845
2,133,327 e Link REIT 13,718
2,606,681 LondonMetric Property plc 5,678
94,286 LOTTE Reit Co Ltd 267
2,542 LTC Properties, Inc 89
1,577,407 LXI REIT plc 1,920
8,269 Macerich Co 88
122,357 * Mack-Cali Realty Corp 1,791
1,455,119 Macquarie CountryWide Trust 3,682
1,380,300 g Macquarie Mexico Real Estate Management SA de CV 2,191
1,897,250 Manulife US Real Estate Investment Trust 409
1,814,622 Mapletree Commercial Trust 2,460
1,975,947 Mapletree Industrial Trust 3,528
2,622,855 Mapletree Logistics Trust 3,383
141,075 e Medical Properties Trust, Inc 1,160
76,682 Mercialys S.A 783
343,356 Merlin Properties Socimi S.A. 3,004
13,245 Mid-America Apartment Communities, Inc 2,000
153,353 g Mindspace Business Parks REIT 610
23,212 g Minto Apartment Real Estate REIT NPV 253
1,614 Mirai Corp 549
3,075,367 Mirvac Group 4,307
483 e Mitsubishi Estate Logistics REIT Investment Corp 1,423
902 Mitsui Fudosan Logistics Park, Inc 3,165
12,334 Montea C.V.A 1,001
20,243 Morguard North American Resid 261
1,550 Mori Hills REIT Investment Corp 1,726
2,298 e Mori Trust Sogo Reit, Inc 1,187

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,153,400 MREIT, Inc $ 307
1,650 National Health Investors, Inc 85
98,756 e National Retail Properties, Inc 4,360
296,851 National Storage Affiliates Trust 12,402
4,411,998 National Storage REIT 7,473
484,669 e NETSTREIT Corp 8,860
68,202 NexPoint Residential Trust, Inc 2,978
32,398 Nexus Real Estate Investment Trust 234
489 Nippon Accommodations Fund, Inc 2,203
1,409 Nippon Building Fund, Inc 5,865
1,969 Nippon ProLogis REIT, Inc 4,168
442 NIPPON REIT Investment Corp 1,068
4,332 Nomura Real Estate Master Fund, Inc 4,854
108,437 NorthWest Healthcare Properties Real Estate Investment Trust 680
18,175 NSI NV 457
1,630 Office Properties Income Trust 20
77,870 e Omega Healthcare Investors, Inc 2,134
566 One Liberty Properties, Inc 13
209 One REIT, Inc 364
1,944 e Orion Office REIT, Inc 13
2,683 Orix JREIT, Inc 3,402
2,268,174 OUE Commercial Real Estate Investment Trust 538
334,082 Outfront Media, Inc 5,422
355,377 Paramount Group, Inc 1,620
98,304 Park Hotels & Resorts, Inc 1,215
380,524 Parkway Life Real Estate Investment Trust 1,142
2,737 e Pebblebrook Hotel Trust 38
180,106 e Phillips Edison & Co, Inc 5,875
193,759 Physicians Realty Trust 2,893
599,433 Picton Property Income Ltd 513
869,550 e Piedmont Office Realty Trust, Inc 6,348
744,700 PLA Administradora Industrial S de RL de C.V. 1,374
792 Plymouth Industrial REIT, Inc 17
265 e Postal Realty Trust, Inc 4
3,859 e PotlatchDeltic Corp 191
1,342,519 Precinct Properties New Zealand Ltd 1,068
1,286 Premier Investment Co 1,308
90,288 Primaris REIT 903
1,205,716 Primary Health Properties plc 1,510
743,700 Prime US REIT 238
534,849 ProLogis Property Mexico S.A. de C.V. 1,935
3,227,641 Prologis, Inc 402,713
1,432,000 Prosperity REIT 365
455,951 PRS REIT PLC 455
154,047 Public Storage, Inc 46,544
117,041 e Rayonier, Inc 3,893
152,979 Realty Income Corp 9,687
6,700,846 Redefine Properties Ltd 1,381
487,376 e Regency Centers Corp 29,818
2,079,724 Region RE Ltd 3,285
457,467 g Regional REIT Ltd 306
192,157 Reit Ltd 842
302,502 Resilient REIT Ltd 792
10,410 Retail Estates NV 734
471,650 Retail Opportunities Investment Corp 6,584
985,178 Rexford Industrial Realty, Inc 58,766
173,777 RioCan Real Estate Investment Trust 2,622
91,372 Riyad REIT Fund 224
4,630,300 RL Commercial REIT, Inc 494
1,235,653 RLJ Lodging Trust 13,098
2,831 e RPT Realty 27

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
346,359 Rural Funds Group $ 464
209,208 Ryman Hospitality Properties 18,772
304,982 Sabra Healthcare REIT, Inc 3,507
627,971 Safestore Holdings plc 7,371
442 Samty Residential Investment Corp 372
612,900 Sasseur Real Estate Investment Trust 343
777 Saul Centers, Inc 30
250,511 SBA Communications Corp 65,401
4,049,133 Scentre Group 7,495
78,583 Segro plc 749
3,908 Sekisui House Reit, Inc 2,120
176,095 Sella Capital Real Estate Ltd 356
1,373,501 e Service Properties Trust 13,680
986,689 Simon Property Group, Inc 110,480
391,489 e SITE Centers Corp 4,807
73,826 SK REITs Co Ltd 283
61,013 e SL Green Realty Corp 1,435
21,934 Slate Grocery REIT 222
66,058 SmartCentres Real Estate Investment Trust 1,299
602 SOSiLA Logistics REIT, Inc 590
1,116,658 SPH REIT 793
294,947 e Spirit Realty Capital, Inc 11,751
567,675 e STAG Industrial, Inc 19,199
2,829 Star Asia Investment Corp 1,170
1,130 * Star Holdings 20
1,440,629 Starhill Global REIT 564
279 Starts Proceed Investment Corp 479
364,007 Stockland Trust Group 975
1,455,546 Summit Hotel Properties, Inc 10,189
220,428 Sun Communities, Inc 31,054
1,132,000 Sunlight Real Estate Investment Trust 462
7,495 Sunstone Hotel Investors, Inc 74
2,160,100 Suntec Real Estate Investment Trust 2,324
1,568,400 Sunway Real Estate Investment 569
4,628,188 Supermarket Income Reit plc 4,955
640 Takara Leben Real Estate Investment Corp 433
5,969 e Tanger Factory Outlet Centers, Inc 117
684,582 Target Healthcare REIT plc 592
20,023 Terreno Realty Corp 1,293
877 Tokyu REIT, Inc 1,197
13,674,195 Tritax Big Box REIT plc 23,662
8,662,453 g Tritax EuroBox plc 6,487
15,905 UDR, Inc 653
870,464 UK Commercial Property REIT Ltd 554
317,132 UMH Properties, Inc 4,690
5,117 * Unibail-Rodamco-Westfield 274
2,972 United Urban Investment Corp 3,207
16,277 Uniti Group, Inc 58
3,903 e Urban Edge Properties 59
510,466 Urban Logistics REIT plc 806
1,045 Urstadt Biddle Properties, Inc (Class A) 18
9,197 Vastned Retail NV 212
524,380 Ventas, Inc 22,732
1,073,351 VICI Properties, Inc 35,013
2,953,308 Vicinity Centres 3,862
7,435 e Vornado Realty Trust 114
872,912 Vukile Property Fund Ltd 610
451,411 Warehouse REIT plc 569
523,876 Warehouses De Pauw CVA 15,578
15,909 Washington REIT 284
640,952 Waypoint REIT 1,116

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
388,142 Welltower, Inc $ 27,826
29,828 Wereldhave NV 460
641,341 Weyerhaeuser Co 19,324
296,722 e Whitestone REIT 2,730
183,147 Workspace Group plc 987
10,203 WP Carey, Inc 790
3,897 Xenia Hotels & Resorts, Inc 51
22,187 e Xior Student Housing NV 749
2,290,000 e Yuexiu Real Estate Investment Trust 583
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 239
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(REITS) 2,422,916
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
332,741 Unite Group plc 3,942
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(REITS) 3,942
FINANCIAL SERVICES - 6.3%
116,600 360 Finance, Inc (ADR) 2,262
135,064 360 ONE WAM Ltd 709
34,431 3i Group plc 718
58,414 * Aareal Bank AG. 1,913
45,345 * Aavas Financiers Ltd 891
24,572 ABC Arbitrage 162
26,500 e Acom Co Ltd 64
439,653 * Aditya Birla Capital Ltd 824
54,896 *,g Adyen NV 87,473
98,100 Aeon Credit Service M BHD 254
105,300 AEON Financial Service Co Ltd 983
83,900 Aeon Thana Sinsap Thailand PCL 452
348,364 *,† AET&D Holdings No 1 Ptd Ltd 0
16,859 AFC Gamma, Inc 205
40,179 Affiliated Managers Group, Inc 5,722
177,049 *,e Affirm Holdings, Inc 1,995
464,693 e AGNC Investment Corp 4,684
303,600 e Aiful Corp 824
312,403 AJ Bell plc 1,330
1,051,081 Al Waha Capital PJSC 367
535 Alerus Financial Corp 9
418,045 Allfunds Group PLC 2,770
244,528 Ally Financial, Inc 6,233
28,875 Alpha FX Group plc 687
84,220 Altshuler Shaham Financial Ltd 166
1,117,006 Amanat Holdings PJSC 292
89,804 A-Mark Precious Metals, Inc 3,112
2,211,464 American Express Co 364,781
400,289 Ameriprise Financial, Inc 122,689
29,181 Amlak International for Real Estate Finance Co 119
3,047,464 AMP Ltd 2,150
553 e Angel Oak Mortgage, Inc 4
22,124 Angel One Ltd 314
226,931 g Anima Holding S.p.A 922
173,133 Annaly Capital Management, Inc 3,309
32,489 Antin Infrastructure Partners S.A. 589
4,790 e Apollo Commercial Real Estate Finance, Inc 45
450,929 Apollo Global Management, Inc 28,481
113,230 Aptus Value Housing Finance India Ltd 335
147,542 e Arbor Realty Trust, Inc 1,695
1,520 e Ares Commercial Real Estate Corp 14
286,443 e Ares Management Corp 23,901

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
3,508 e ARMOUR Residential REIT, Inc $ 18
335,830 Artisan Partners Asset Management, Inc 10,740
458,997 Ashmore Group plc 1,358
280,100 Asia Sermkij Leasing PCL 232
118,474 * Assetmark Financial Holdings, Inc 3,726
69 Associated Capital Group, Inc 3
53 *,e Atlanticus Holdings Corp 1
25,009 e Aurelius AG. 403
91,956 Australian Ethical Investment Ltd 185
107,636 Australian Stock Exchange Ltd 4,701
318,874 e Avanza Bank Holding AB 7,479
99,814 Avic Capital Co Ltd 60
1,316,046 * AvidXchange Holdings, Inc 10,265
107,219 e Azimut Holding S.p.A. 2,288
76,898 e B. Riley Financial, Inc 2,183
5,645,329 B3 SA-Brasil Bolsa Balcao 11,528
129,000 *,e,g Bairong, Inc 205
23,998 Bajaj Auto Ltd 1,733
260,842 Bajaj Finance Ltd 17,898
185,977 Bajaj Finserv Ltd 2,877
26,750 *,e Bakkt Holdings, Inc 46
155,287 g Banca Farmafactoring S.p.A 1,541
58,388 e Banca Generali S.p.A 1,859
21,333 Banca IFIS S.p.A. 323
223,309 Banca Mediolanum S.p.A 2,021
3,237,854 Banco BTG Pactual S.A. - Unit 12,553
47,694 Banco Latinoamericano de Exportaciones S.A. (Class E) 829
1,691,100 Bangkok Commercial Asset Management PCL 674
2,355,871 Bank of New York Mellon Corp 107,051
1,885,034 * Berkshire Hathaway, Inc (Class B) 582,042
1,154,800 * Beyond Securities PCL 300
7,778,100 BFI Finance Indonesia Tbk PT 683
10,897 BGC Partners, Inc (Class A) 57
239,873 BlackRock, Inc 160,504
5,833 e Blackstone Mortgage Trust, Inc 104
726,671 Blackstone, Inc 63,831
49,154 * Block, Inc 3,489
462,387 * Block, Inc 31,743
54,809 *,e Blucora, Inc 1,443
355,735 e Blue Owl Capital, Inc 3,942
74,800 BOC International China Co Ltd 117
407,500 e Bolsa Mexicana de Valores S.A. de C.V. 873
89,188 Boursa Kuwait Securities Co KPSC 522
1,518 Bread Financial Holdings, Inc 46
953,694 Bridgepoint Group Ltd 2,616
214,435 Brightsphere Investment Group, Inc 5,056
3,235 BrightSpire Capital, Inc 19
4,511 e Broadmark Realty Capital, Inc 21
333,258 Brookfield Asset Management Ltd 10,916
1,338,653 * Brookfield Corp 43,611
48,703 BSE Ltd 256
146,908 Bure Equity AB 3,511
170,665 Burford Capital Ltd 1,590
561,900 Bursa Malaysia BHD 814
240,052 Caitong Securities Co Ltd 263
46,754 Can Fin Homes Ltd 302
85,493 e Canaccord Financial, Inc 693
151,725 * Cannae Holdings, Inc 3,062
399,969 * Cantaloupe, Inc 2,280
17,754 Capital One Financial Corp 1,707
1,775,000 Capital Securities Corp 701
242,316 Carlyle Group, Inc 7,526

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
382 Cass Information Systems, Inc $ 17
148,743 CBOE Global Markets, Inc 19,967
28,651 Cembra Money Bank AG. 2,255
50,915 Central Depository Services India Ltd 564
1,333,132 Chailease Holding Co Ltd 9,804
554,294 Challenger Financial Services Group Ltd 2,326
91,264 Changjiang Securities Co Ltd 74
5,393,775 Charles Schwab Corp 282,526
218 e Chicago Atlantic Real Estate Finance, Inc 3
15,501 e Chimera Investment Corp 87
1,758,000 China Bills Finance Corp 867
5,042,574 China Cinda Asset Management Co Ltd 637
896,000 China Everbright Ltd 643
3,667,959 China Galaxy Securities Co Ltd 1,847
134,950 China Galaxy Securities Co Ltd (Class A) 197
62,700 China Great Wall Securities Co Ltd 76
1,552,937 g China International Capital Corp Ltd 3,116
34,800 China International Capital Corp Ltd 197
139,936 China Merchants Securities Co Ltd 281
100,900 e,g China Renaissance Holdings Ltd 93
93,068 Cholamandalam Financial Holdings Ltd 618
197,797 Cholamandalam Investment and Finance Co Ltd 1,838
193,857 e CI Financial Corp 1,833
1,248,900 Cielo S.A. 1,195
2,011,965 CITIC Securities Co Ltd 4,304
399,816 CITIC Securities Co Ltd (Class A) 1,193
3,129 e Claros Mortgage Trust, Inc 36
101,934 g CMC Markets plc 221
360,697 CME Group, Inc 69,081
100,639 Coface S.A. 1,426
74,329 Cohen & Steers, Inc 4,754
130,356 *,e Coinbase Global, Inc 8,808
199,134 e Compass Diversified Trust 3,799
488 *,e Consumer Portfolio Services, Inc 5
811,448 Coronation Fund Managers Ltd 1,379
97,637 e Creades AB 756
5,610 *,e Credit Acceptance Corp 2,446
64,866 e Credit Corp Group Ltd 742
351,500 e Credit Saison Co Ltd 4,468
102,630 e Credit Suisse Group 92
45,762 * CreditAccess Grameen Ltd 511
14,441 CRISIL Ltd 566
142,425 CSC Financial Co Ltd 532
2,400,000 CSSC Hong Kong Shipping Co Ltd 407
7,138 e Curo Group Holdings Corp 12
114,623 Daishin Securities Co Ltd 1,132
27,728 Daishin Securities Co Ltd PF 265
1,328,100 *,e Daiwa Securities Group, Inc 6,235
63,118 * Danal Co Ltd 243
11,520 Daou Data Corp 443
24,504 Daou Technology, Inc 395
24,425 Deutsche Bank AG. (Registered) 248
15,628 Deutsche Beteiligungs AG. 473
231,856 Deutsche Boerse AG. 45,145
132,369 g Deutsche Pfandbriefbank AG. 1,147
276,759 * Dhani Services Ltd 90
617,506 Discover Financial Services 61,034
65,734 g doBank S.p.A 450
81,525 Dongxing Securities Co Ltd 100
880 * Donnelley Financial Solutions, Inc 36
128,379 * Draper Esprit plc 435
1,611,186 Dubai Financial Market 559

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
1,236 Dynex Capital, Inc $ 15
1,074,789 East Money Information Co Ltd 3,135
256,054 e ECN Capital Corp 530
17,244,480 Edelweiss Capital Ltd 11,067
259,701 Edenred 15,370
85,739 EFG International 840
516,498 E-Finance for Digital & Financial Investments 289
38,586 eGuarantee, Inc 635
534,129 * Egyptian Financial Group-Hermes Holding 291
686,164 Element Financial Corp 9,012
1,933 e Ellington Financial Inc 24
135,925 e Enact Holdings, Inc 3,107
818 * Encore Capital Group, Inc 41
1,085 * Enova International, Inc 48
471,716 e EQT AB 9,636
1,606,577 Equitable Holdings, Inc 40,791
401,678 Essent Group Ltd 16,087
30,238 * Euronet Worldwide, Inc 3,384
1,097,049 g Euronext NV 84,006
124,906 Everbright Securities Co Ltd 277
168,408 Evercore Inc 19,431
43,803 EVERTEC, Inc 1,478
34,278 EXOR NV 2,827
77,266 * EXOR NV 6,371
300,674 *,e Ezcorp, Inc (Class A) 2,586
47,904 Factset Research Systems, Inc 19,884
627,401 e Far East Horizon Ltd 563
1,118,533 * Fawry for Banking & Payment Technology Services SAE 192
659 Federal Agricultural Mortgage Corp (FAMC) 88
77,492 Federated Investors, Inc (Class B) 3,111
2,722,261 Fidelity National Information Services, Inc 147,900
55,663 e Fiera Capital Corp 319
31,844 *,e Finance Of America Cos, Inc 39
56,600 Financial Products Group Co Ltd 495
123,900 FinVolution Group (ADR) 517
184,091 First Capital Securities Co Ltd 160
14,351 e First National Financial Corp 405
260,620 FirstCash Holdings, Inc 24,855
3,509,728 e FirstRand Ltd 11,896
1,994,723 * Fiserv, Inc 225,464
134,489 * flatexDEGIRO AG. 1,163
121,687 * FleetCor Technologies, Inc 25,658
207,014 * FleetPartners Group Ltd 290
31,266 Flow Traders 906
537,834 * Flywire Corp 15,791
1,220 * Focus Financial Partners, Inc 63
2,868 e Franklin BSP Realty Trust, Inc 34
231,740 Franklin Resources, Inc 6,243
10,046,618 Fuhwa Financial Holdings Co Ltd 7,388
46,300 *,e Futu Holdings Ltd (ADR) 2,401
40,084 Fuyo General Lease Co Ltd 2,727
852 e GCM Grosvenor, Inc 7
1,224,000 g Genertec Universal Medical Group Company Limited 741
1,104,200 e Gentera SAB de C.V. 1,211
605,636 GF Securities Co Ltd 857
199,208 GF Securities Co Ltd (Class A) 457
307,818 Global Payments, Inc 32,395
3,800 GMO Financial Gate, Inc 288
40,301 *,e GMO Financial Holdings, Inc 176
283,977 GMO Payment Gateway, Inc 24,586
140,337 e goeasy Ltd 9,915
526,501 Goldman Sachs Group, Inc 172,224

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
1,771,100 * Grab Holdings Ltd. $ 5,331
1,822 Granite Point Mortgage Trust, Inc 9
957 * Green Dot Corp 16
24,694 GRENKE AG. 685
29,612 Groupe Bruxelles Lambert S.A. 2,527
23,897 Gruppo MutuiOnline S.p.A 676
12,112 Guangzhou Yuexiu Financial Holdings Group Co Ltd 12
34,104 Guolian Securities Co Ltd 53
196,249 Guosen Securities Co Ltd 268
3,107,800 e Guotai Junan International Hol 254
230,016 Guotai Junan Securities Co Ltd 481
133,654 Guoyuan Securities Co Ltd 132
2,662,810 e Haitong International Securities Group Ltd 221
1,680,373 Haitong Securities Co Ltd 1,049
295,612 Haitong Securities Co Ltd (Class A) 380
2,620,000 e,g Haitong UniTrust International Leasing Co Ltd 314
41,443 Hamilton Lane, Inc 3,066
13,670 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 391
123,618 * Hanwha Securities Co 259
23,918 Hargreaves Lansdown plc 237
391,481 Helia Group Ltd 753
17,486 Hithink RoyalFlush Information Network Co Ltd 521
36,807 e Home Capital Group, Inc 1,125
26,101 *,g Home First Finance Co India Ltd 237
1,488,111 Hong Kong Exchanges and Clearing Ltd 65,960
153,000 Hotai Finance Co Ltd 607
2,715 Houlihan Lokey, Inc 238
3,119,276 Housing Development Finance Corp 100,029
762,540 g Huatai Securities Co Ltd 870
125,934 Huatai Securities Co Ltd (Class A) 234
35,200 Huaxi Securities Co Ltd 42
74,806 HUB24 Ltd 1,394
3,582 * Hypoport AG. 495
60,993 * I3 Verticals, Inc 1,496
89,595 g ICICI Securities Ltd 468
1,105,043 IDFC Ltd 1,061
133,900 iFAST Corp Ltd 496
1,628,918 IG Group Holdings plc 14,057
81,764 e IGM Financial, Inc 2,444
121,915 IIFL Finance Ltd 726
62,695 *,e Illimity Bank S.p.A 418
80,102 Impax Asset Management Group plc 794
249,466 * Indiabulls Housing Finance Ltd 297
2,098,847 g Indian Energy Exchange Ltd 3,279
263,954 Industrial Securities Co Ltd 235
134,117 Industrivarden AB 3,625
860,724 * Infibeam Incorporation Ltd 149
289,392 IntegraFin Holdings plc 971
76,466 Interactive Brokers Group, Inc (Class A) 6,313
616,768 Intercontinental Exchange Group, Inc 64,323
280,963 Intermediate Capital Group plc 4,241
822,000 *,e,g International Alliance Financial Leasing Co Ltd 526
635 * International Money Express Inc 16
303,913 Invesco Ltd 4,984
1,136 e Invesco Mortgage Capital, Inc 13
356,845 Investec Ltd 1,967
671,817 Investec plc 3,728
46,596 Investment AB Oresund 532
7,064 Investor AB 141
512,931 e Investor AB 10,466
617,354 IOOF Holdings Ltd 1,139
976,103 IP Group plc 666

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
135,079 Is Yatirim Menkul Degerler AS $ 302
2,800 iShares Core S&P 500 ETF 1,151
367,206 e iShares MSCI Canada Index Fund 12,551
27,500 e iShares MSCI EAFE Index Fund 1,967
6,580 e iShares Russell 2000 Index Fund 1,174
188,729 Isracard Ltd 789
70,400 e J Trust Co Ltd 211
19,325 Jaccs Co Ltd 642
59,146 Jack Henry & Associates, Inc 8,914
3,643 Jackson Financial, Inc 136
312,254 Jafco Co Ltd 4,473
110,686 Janus Henderson Group plc 2,949
86,100 Japan Securities Finance Co Ltd 662
164,531 Jefferies Financial Group, Inc 5,222
430,325 JM Financial Ltd 313
543,700 JMT Network Services PCL 742
74,335 JSE Ltd 409
131,124 g JTC plc 1,143
2,272 Julius Baer Group Ltd 155
452,293 Jupiter Investment Management Group Ltd 758
24,369 *,e Kakaopay Corp 1,051
3,690,000 *,e Kingkey Financial International Holdings Ltd 851
15,222 KIWOOM Securities Co Ltd 1,187
533,187 KKR & Co, Inc 28,003
1,756 e KKR Real Estate Finance Trust, Inc 20
17,541 Korea Investment Holdings Co Ltd 745
16,648 KRUK S.A. 1,190
748,728 Krungthai Card PCL 1,189
371,552 Kumho Investment Bank 214
770,522 L&T Finance Holdings Ltd 772
1,597,042 Ladder Capital Corp 15,092
69,025 Lazard Ltd (Class A) 2,285
269,782 * LendingClub Corp 1,945
124,061 * LendingTree, Inc 3,307
32,111 e Leonteq A.G. 1,797
69,600 * LexinFintech Holdings Ltd (ADR) 189
272,094 LIC Housing Finance Ltd 1,092
66,032 Liontrust Asset Management plc 835
468,262 London Stock Exchange Group plc 45,482
408,090 LPL Financial Holdings, Inc 82,597
337,400 Lufax Holding Ltd (ADR) 688
12,300 * M&A Capital Partners Co Ltd 345
5,200 *,e M&A Research Institute, Inc 387
1,761,120 M&G plc 4,317
107,370 e MA Financial Group Ltd 286
314,748 Macquarie Group Ltd 37,266
138,180 Magellan Financial Group Ltd 809
207,434 Magma Fincorp Ltd 741
518,627 Mahindra & Mahindra Financial Services Ltd 1,467
13,194,405 Man Group plc 38,438
410,424 Manappuram General Finance & Leasing Ltd 620
48,600 MarketAxess Holdings, Inc 19,017
14,582 * Marqeta, Inc 67
168,700 e Marui Co Ltd 2,582
11,381 g MAS Financial Services Ltd 111
2,306,678 e Mastercard, Inc (Class A) 838,270
142,700 e Matsui Securities Co Ltd 844
23,454 Merchants Bancorp 611
63,696 Meritz finance Holdings Co Ltd 1,898
117,915 Meritz Securities Co Ltd 553
10,536,000 Metro Pacific Investments Corp 714
3,503 MFA Financial, Inc 35

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
95,628 MGIC Investment Corp $ 1,283
136,292 Mirae Asset Daewoo Co Ltd 679
805,300 Mitsubishi UFJ Lease & Finance Co Ltd 4,158
24,600 Mizuho Leasing Co Ltd 653
3,311 Moelis & Co 127
158,952 e Monex Group, Inc 578
549 * MoneyGram International, Inc 6
4,624 *,e Moneylion, Inc 3
135,496 Moody's Corp 41,464
3,233,148 Morgan Stanley 283,870
21,020 Morningstar, Inc 4,268
39,542 Motilal Oswal Financial Services Ltd 294
4,218 * Mr Cooper Group, Inc 173
71,269 e MSCI, Inc (Class A) 39,889
349,382 Muangthai Capital PCL 354
21,600 Multi Commodity Exchange of India Ltd 399
57,802 Muthoot Finance Ltd 691
281,135 Nasdaq Inc 15,370
367,093 National Investments Co KSCP 290
76,079 Navient Corp 1,217
40,156 Nayifat Finance Co 198
507 Nelnet, Inc (Class A) 47
89,340 *,e NerdWallet, Inc 1,446
115,564 Netwealth Group Ltd 1,058
473,234 *,g Network International Holdings plc 1,429
343,400 New Residential Investment Corp 2,747
3,243 New York Mortgage Trust, Inc 32
20,235 e Nexpoint Real Estate Finance, Inc 317
22,894 NHN KCP Corp 223
18,149 NICE Holdings Co Ltd 170
167,552 Ninety One Ltd 381
399,427 Ninety One plc 911
140,336 g Nippon Life India Asset Management Ltd 359
302,794 * NMI Holdings, Inc 6,761
27,200 *,e Noah Holdings Ltd (ADR) 450
2,903,100 * Nomura Holdings, Inc 11,192
132,927 Nordnet AB publ 2,192
18,049 Northern Trust Corp 1,591
106,725 *,e,g Nuvei Corp 4,645
201,303 * Nuvei Corp 8,770
119,593 e Okasan Holdings, Inc 426
1,894,408 * Omni Bridgeway Ltd 3,378
93,734 OneMain Holdings, Inc 3,476
70,586 Onex Corp 3,300
4,098 * Open Lending Corp 29
299 Oppenheimer Holdings, Inc 12
14,567 *,e OppFi, Inc 30
1,215 e Orchid Island Capital, Inc 13
41,250 e Orient Corp 344
231,551 Orient Securities Co Ltd 330
2,559,340 ORIX Corp 42,198
665,377 Osaka Securities Exchange Co Ltd 10,176
417,893 OSB Group plc 2,500
58,954 Oyak Yatirim Menkul Degerler AS. 110
8,042,200 * Pacific Strategic Financial Tbk PT 657
3,480,132 *,e Pagseguro Digital Ltd 29,825
245,390 Paisalo Digital Ltd 158
224,001 Paragon Group of Cos plc 1,437
705 Partners Group 664
4,500 * Payoneer Global, Inc 28
1,626,204 * PayPal Holdings, Inc 123,494

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
179 * Paysafe Ltd $ 3
1,761 PennyMac Financial Services, Inc 105
30,925 e PennyMac Mortgage Investment Trust 381
1,578,934 *,e Pensionbee Group plc 1,850
202,171 Pepper Money Ltd 179
105,472 Perpetual Trustees Australia Ltd 1,559
113,659 e Pinnacle Investment Management Group Ltd 604
107,155 Piper Jaffray Cos 14,853
3,889,438 Piramal Healthcare Ltd 32,182
1,465 PJT Partners, Inc 106
469,072 Platinum Asset Mangement Ltd 542
362,868 Plus500 Ltd 7,574
45,089 *,g PNB Housing Finance Ltd 283
217,927 Polar Capital Holdings plc 1,216
1,353 * PRA Group, Inc 53
780,000 President Securities Corp 414
28,184 * PROG Holdings, Inc 670
211,854 Provident Financial plc 620
1,101,830 PSG Konsult Ltd 748
1,093,123 * Pushpay Holdings Ltd 955
1,329,409 g Quilter plc 1,381
320,728 Radian Group, Inc 7,088
1,793,800 Ratchthani Leasing PCL 192
56,605 Rathbone Brothers 1,340
217,557 e Ratos AB (B Shares) 665
159,724 Raymond James Financial, Inc 14,897
2,518 e Ready Capital Corp 26
2,154,447 REC Ltd 3,036
3,969 Redwood Trust, Inc 27
262 Regional Management Corp 7
63,961 Reinet Investments S.C.A 1,311
483,135 Remgro Ltd 3,648
605,097 *,e Remitly Global, Inc 10,256
191,442 * Repay Holdings Corp 1,258
94,644 g Resurs Holding AB 211
15,161 e Ricoh Leasing Co Ltd 436
471,803 * Robinhood Markets, Inc 4,581
92,234 *,e Rocket Cos, Inc 836
625,500 S&P Global, Inc 215,654
485,700 Sabuy Technology PCL 172
31,143 Samsung Securities Co Ltd 761
36,465 Saudi Home Loans Co 196
43,036 Saudi Tadawul Group Holding Co 1,660
116,186 SBI Cards & Payment Services Ltd 1,049
1,184,776 e SBI Holdings, Inc 23,529
23,041 e Sculptor Capital Management, Inc 198
180,900 SDIC Capital Co Ltd 183
426,291 Sealand Securities Co Ltd 211
83,619 SEI Investments Co 4,812
9,187 * Share India Securities Ltd 119
452,500 e Sheng Ye Capital Ltd 333
785,744 Shenwan Hongyuan Group Co Ltd 477
43,045 *,e Shift4 Payments, Inc 3,263
5,373 * Shinyoung Securities Co Ltd 230
106,687 Shriram Transport Finance Co Ltd 1,640
735,874 Singapore Exchange Ltd 5,211
204,740 SLM Corp 2,537
40,922,032 Sociedad de Inversiones Oro Blanco S.A. 395
5,599 Societe Fonciere Financiere et de Participations FFP 600
1,208,528 *,e SoFi Technologies, Inc 7,336
15,852 Sofina S.A. 3,560

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
141,835 SooChow Securities Co Ltd $ 143
345,973 Southwest Securities Co Ltd 196
20,048 * Spandana Sphoorty Financial Ltd 131
18,871 e Sparx Group Co Ltd 207
4,500 e SPDR S&P 500 ETF Trust 1,842
183,043 *,e SPDR S&P Biotech ETF 13,950
23,685 e Sprott, Inc 866
768,475 *,†,e SRH NV 8
499,510 Srisawad Corp PCL 773
452,492 e Starwood Property Trust, Inc 8,005
139,598 State Street Corp 10,566
122,746 StepStone Group, Inc 2,979
85,532 Stifel Financial Corp 5,054
1,445,371 * StoneCo Ltd 13,789
71,494 * StoneX Group, Inc 7,402
10,624 Strike Co Ltd 307
588,735 Sun Hung Kai & Co Ltd 225
24,396 *,e Sunlight Financial Holdings, Inc 8
81,795 Svolder AB 461
30,946 Swissquote Group Holding S.A. 6,044
112 *,e SWK Holdings Corp 2
21,255 Synchrony Financial 618
179,001 T Rowe Price Group, Inc 20,209
184,027 Taiwan Acceptance Corp 1,089
236,022 Tamburi Investment Partners S.p.A. 2,127
15,383 Tata Investment Corp Ltd 328
1,169,295 * Tel Aviv Stock Exchange Ltd 5,096
5,977 e TFS Financial Corp 75
69,715 e Timbercreek Financial Corp 413
54,873 TMX Group Ltd 5,542
393,171 * Toast, Inc 6,979
173,480 e Tokai Tokyo Securities Co Ltd 480
37,600 Tokyo Century Corp 1,255
84,132 Tong Yang Investment Bank 173
739,972 TP Icap Group plc 1,644
83,965 e TPG RE Finance Trust, Inc 610
90,159 Tradeweb Markets, Inc 7,124
554,789 Transaction Capital Ltd 396
2,793,174 Turkiye Sinai Kalkinma Bankasi AS 598
2,914 e Two Harbors Investment Corp 43
330,880 *,e Tyro Payments Ltd 321
5,195,969 UBS Group AG 109,951
225,651 e UBS Group AG 4,815
86,600 *,e Up Fintech Holding Ltd (ADR) 288
58,286 *,e Upstart Holdings, Inc 926
43,062 UTI Asset Management Co Ltd 337
81,947 e UWM Holdings Corp 402
1,052,011 e Value Partners Group Ltd 335
301 * Velocity Financial, Inc 3
137,494 Victory Capital Holdings, Inc 4,024
238,271 Virtu Financial, Inc 4,503
216 Virtus Investment Partners, Inc 41
3,218,645 Visa, Inc (Class A) 725,676
26,722 Vontobel Holding AG. 1,734
237,542 e Voya Financial, Inc 16,975
2,013 Walker & Dunlop, Inc 153
23,175 Warsaw Stock Exchange 193
2,436,395 Waterland Financial Holdings 988
688 Waterstone Financial, Inc 10
32,100 *,e WealthNavi, Inc 292
27,405 Wendel 2,898

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
132,903 Western Securities Co Ltd $ 123
332,836 Western Union Co 3,711
36,863 * WEX, Inc 6,779
70,145 Woori Investment & Securities Co Ltd 476
590 *,e World Acceptance Corp 49
3,055 *,g Worldline S.A. 130
455,619 * XP, Inc 5,408
155,476 g X-Trade Brokers Dom Maklerski S.A. 1,143
2,621,800 *,e Yangzijiang Financial Holding Pte Ltd 743
184,400 *,e Yeahka Ltd 548
1,698,000 *,e,g Yixin Group Ltd 221
49,865 e Zenkoku Hosho Co Ltd 1,882
57,891 Zheshang Securities Co Ltd 85
284,600 Zhongtai Securities Co Ltd 278
670,858 *,e Zip Co Ltd 255
TOTAL FINANCIAL SERVICES 6,922,536
FOOD, BEVERAGE & TOBACCO - 4.0%
1,156,986 *,e a2 Milk Co Ltd 4,520
178,293 AAK AB 3,228
140,508 AG. Barr plc 873
6,963 Agrana Beteiligungs AG. 123
241,807 Agthia Group PJSC 271
420,637 Ajinomoto Co, Inc 14,633
17,197 Al Jouf Agricultural Development Co 239
213 e Alico, Inc 5
242,093 Almarai Co JSC 3,647
915,552 Altria Group, Inc 40,852
4,496,409 AMBEV S.A. 12,713
197,315 Anadolu Efes Biracilik Ve Malt Sanayii AS 660
53,411 Angel Yeast Co Ltd 324
1,604,850 Anheuser-Busch InBev S.A. 106,979
101,828 Anhui Gujing Distillery Co Ltd 1,818
23,314 Anhui Gujing Distillery Co Ltd (Class A) 1,003
31,517 Anhui Kouzi Distillery Co Ltd 323
44,600 Anhui Yingjia Distillery Co Ltd 432
26,523 e Anora Group Oyj 159
83,782 Archer-Daniels-Midland Co 6,674
16,772 e Ariake Japan Co Ltd 618
3,621,181 * Aryzta AG. 6,159
294,935 Asahi Breweries Ltd 10,977
32,130 * Aseer Trading Tourism & Manufacturing Co 94
682,451 Associated British Foods plc 16,377
32,112 Astral Foods Ltd 285
405,000 e Ausnutria Dairy Corp Ltd 198
94,348 *,h AustAsia Group Ltd 39
87,182 Austevoll Seafood ASA 781
141,351 * Australian Agricultural Co Ltd 146
54,581 Avanti Feeds Ltd 226
303,441 AVI Ltd 1,202
2,285 e B&G Foods, Inc (Class A) 35
48,207 e Bakkafrost P 3,112
853,640 Baladna 310
111,909 Balrampur Chini Mills Ltd 541
1,092 Barry Callebaut AG. 2,314
271,115 Bega Cheese Ltd 659
256,401 Beijing Dabeinong Technology Group Co Ltd 291
191,000 Beijing Yanjing Brewery Co Ltd 389
1,855 * Bell AG. 569
2,989 *,e Benson Hill, Inc 3
650,100 Betagro PCL 499

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
228 *,e Beyond Meat, Inc $ 4
17,447 Bombay Burmah Trading Co 173
6,948 e Bonduelle S.C.A. 91
8,034 * Boston Beer Co, Inc (Class A) 2,641
52,500 BrasilAgro-Co Brasileira de Propriedades Agricolas 250
622,500 * BRF S.A. 763
102,142 Britannia Industries Ltd 5,384
117,800 British American Tobacco Malaysia BHD 290
2,070,788 British American Tobacco plc 72,590
1,380,977 Britvic plc 15,209
7,883 Brown-Forman Corp (Class A) 514
33,349 Brown-Forman Corp (Class B) 2,143
1,351,880 g Budweiser Brewing Co APAC Ltd 4,114
1,691,300 e Bumitama Agri Ltd 721
64,962 e Bunge Ltd 6,205
362,513 * C&C Group plc 705
84,000 Calbee, Inc 1,754
49,418 Cal-Maine Foods, Inc 3,009
73,000 Camil Alimentos S.A. 98
31,875 Campbell Soup Co 1,752
213,500 Carabao Group PCL 600
277,777 Carlsberg AS (Class B) 43,102
214,700 Carlsberg Brewery-Malay BHD 1,051
75,046 CCL Products India Ltd 520
2,884 *,e Celsius Holdings, Inc 268
1,321,700 Century Pacific Food, Inc 628
162,800 Charoen Pokphand Enterprise 445
3,430,731 Charoen Pokphand Foods PCL 2,127
3,502,021 g China Feihe Ltd 2,625
4,375,889 *,† China Huishan Dairy Holdings Co Ltd 6
370,000 *,† China Huiyuan Juice Group Ltd 0^
2,991,227 China Mengniu Dairy Co Ltd 12,262
3,105,000 e China Modern Dairy Holdings 400
1,529,392 China Resources Beer Holdings Company Ltd 12,286
937,000 *,e,g China Youran Dairy Group Ltd 228
28,227 Chongqing Brewery Co Ltd 514
39,380 Chongqing Fuling Zhacai Group Co Ltd 145
101,919 Cia Cervecerias Unidas S.A. 784
1,248,200 Cisarua Mountain Dairy PT TBK 385
7,794 CJ CheilJedang Corp 1,953
199,718 Cloetta AB 421
5,887,816 Coca-Cola Co 365,221
190 Coca-Cola Consolidated Inc 102
223,932 * Coca-Cola European Partners plc (Class A) 13,255
509,233 e Coca-Cola Femsa SAB de C.V. 4,090
200,396 Coca-Cola HBC AG. 5,486
510,400 Coca-Cola West Japan Co Ltd 5,578
2,448,000 Cofco International Ltd 913
2,280,000 COFCO Meat Holdings Ltd 602
379,909 ConAgra Brands, Inc 14,269
92,219 Constellation Brands, Inc (Class A) 20,831
16,781 Corby Spirit and Wine Ltd 192
442,911 Costa Group Holdings Ltd 768
50,715 Cranswick plc 1,888
15,133 Daesang Corp 228
1,994,320 g Dali Foods Group Co Ltd 832
301,606 Danone 18,767
130,469 *,e Darling International, Inc 7,619
5,919,254 Davide Campari-Milano NV 72,226
2,962,790 Diageo plc 132,228
517 Dongwon F&B Co Ltd 64

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
16,822 Dongwon Industries Co Ltd $ 661
1,826 * Duckhorn Portfolio, Inc 29
5,800 e Dydo Drinco, Inc 213
1,736,340 Eastern Tobacco 989
61,963 e Ebro Puleva S.A. 1,096
385,307 Embotelladora Andina S.A. 994
425,926 e Embotelladoras Arca SAB de C.V. 3,868
2,014 e Emmi AG. 2,020
43,315 Ezaki Glico Co Ltd 1,089
789,800 Farm Fresh Bhd 269
1,654,734 Fevertree Drinks plc 26,210
4,598,000 First Pacific Co 1,478
1,787,400 First Resources Ltd 2,121
32,383 Flowers Foods, Inc 888
1,856,083 e Fomento Economico Mexicano S.A. de C.V. 17,696
1,420,671 Fomento Economico Mexicano SAB de C.V. (ADR) 135,234
216,418 Foshan Haitian Flavouring & Food Co Ltd 2,410
125,200 Fraser & Neave Holdings BHD 740
120,231 Fresh Del Monte Produce, Inc 3,620
37,937 * Freshpet, Inc 2,511
16,545 Fu Jian Anjoy Foods Co Ltd 395
42,127 e Fuji Oil Co Ltd 612
75,816 Fujian Sunner Development Co Ltd 272
14,232 e Fujicco Co Ltd 199
4,382 Fujiya Co Ltd 82
986,257 Futuris Corp Ltd 5,705
201,149 General Mills, Inc 17,190
214,500 Genting Plantations BHD 287
517,600 GFPT PCL (Foreign) 172
206,538 Glanbia plc 2,983
130,087 Godfrey Phillips India Ltd 2,888
23,603,825 Golden Agri-Resources Ltd 5,071
539,500 Great Wall Enterprise Co 908
592,088 * Greencore Group plc 593
52,510 Grieg Seafood ASA 410
179,936 e Gruma SAB de C.V. 2,655
1,260,941 e Grupo Bimbo S.A. de C.V. (Series A) 6,345
140,500 e Grupo Herdez SAB de C.V. 362
311,100 Guan Chong Bhd 171
96,745 Guangdong Haid Group Co Ltd 822
302,200 Guinness Anchor BHD 1,815
93,430 Gujarat Ambuja Exports Ltd 265
2,564 * Hain Celestial Group, Inc 44
15,173 Halwani Brothers Co 223
50,355 Harim Holdings Co Ltd 623
172,314 Health & Happiness H&H International Holdings Ltd 288
136,632 Heilongjiang Agriculture Co Ltd 267
110,076 Heineken Holding NV 10,099
2,056,669 Heineken NV 220,991
204,723 Henan Shuanghui Investment & Development Co Ltd 773
28,381 Hershey Co 7,220
33,088 * Hindustan Foods Ltd 203
28,834 Hite Jinro Co Ltd 497
14,500 e Hokuto Corp 203
45,580 Hormel Foods Corp 1,818
143,184 * Hostess Brands, Inc 3,562
58,762 House Foods Corp 1,246
11,412 * Hyundai Feed, Inc 319
773,100 Ichitan Group PCL 302
933,451 Imperial Tobacco Group plc 21,465
2,124,709 Indofood CBP Sukses Makmur Tbk 1,415

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
380,001 Inghams Group Ltd $ 796
10,532 Ingredion, Inc 1,071
387,053 Inner Mongolia Yili Industrial Group Co Ltd 1,637
9,135,000 *,† Inti Agri Resources Tbk PT 0^
2,333,306 IOI Corp BHD 2,020
2,813,729 ITC Ltd 13,165
51,300 Ito En Ltd 1,679
131,400 Itoham Yonekyu Holdings, Inc 694
782 J&J Snack Foods Corp 116
16,860 J.M. Smucker Co 2,653
504,800 Jalles Machado S.A. 673
653,100 Japan Tobacco, Inc 13,796
5,689,000 Japfa Comfeed Indonesia Tbk PT 427
718,582 JBS S.A. 2,531
71,616 JDE Peet's BV 2,083
71,126 Jiangsu King's Luck Brewery JSC Ltd 671
85,481 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 2,052
22,562 JiuGui Liquor Co Ltd 424
50,277 John B. Sanfilippo & Son, Inc 4,873
13,046 e J-Oil Mills, Inc 150
52,364 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 283
29,501 Juewei Food Co Ltd 188
71,046 Kagome Co Ltd 1,657
10,900 e Kameda Seika Co Ltd 361
138,353 Kaveri Seed Co Ltd 806
46,526 Kellogg Co 3,115
61,585 Kerry Group plc (Class A) 6,142
213,920 Keurig Dr Pepper, Inc 7,547
85,197 Kewpie Corp 1,431
1,959,100 Khon Kaen Sugar Industry PCL 182
132,900 Kikkoman Corp 6,785
600,179 Kirin Brewery Co Ltd 9,495
18,680 Kotobuki Spirits Co Ltd 1,325
3,481,876 Kraft Heinz Co 134,644
42,521 KRBL Ltd 179
104,779 KT&G Corp 6,734
396,335 Kuala Lumpur Kepong BHD 1,871
70,685 Kweichow Moutai Co Ltd 18,672
19,048 KWS Saat AG. 1,262
250,752 Lamb Weston Holdings, Inc 26,209
1,155 Lancaster Colony Corp 234
3,482 Lassonde Industries, Inc 269
276,465 Leroy Seafood Group ASA 1,432
95,010 Lian HWA Food Corp 281
795,400 Lien Hwa Industrial Corp 1,467
699 Lindt & Spruengli AG. 8,256
100 Lindt & Spruengli AG. (Registered) 11,844
2,829 Lotte Chilsung Beverage Co Ltd 359
1,838 Lotte Confectionery Co Ltd 155
773 Lotus Bakeries NV 5,410
113,162 LT Foods Ltd 133
84,623 Luzhou Laojiao Co Ltd 3,125
76,500 M Dias Branco S.A. 381
80,927 e Maple Leaf Foods, Inc 1,566
340,800 Marfrig Global Foods S.A. 446
477,284 Marico Ltd 2,791
39,600 Maruha Nichiro Corp 710
41,195 McCormick & Co, Inc 3,428
43,687 Megmilk Snow Brand Co Ltd 582
287,500 Meihua Holdings Group Co Ltd 409
206,198 e MEIJI Holdings Co Ltd 4,904

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
58,371 Mezzan Holding Co KSCC $ 70
158,547 e MGP Ingredients, Inc 15,335
255,300 Minerva S.A. 531
1,155 * Mission Produce, Inc 13
38,000 Mitsui Sugar Co Ltd 583
28,854 Molson Coors Brewing Co (Class B) 1,491
6,351,500 g Monde Nissin Corp 1,149
5,071,084 Mondelez International, Inc 353,556
5,393,367 * Monster Beverage Corp 291,296
32,479 Morinaga & Co Ltd 920
193,513 Morinaga Milk Industry Co Ltd 6,960
415,774 Mowi ASA 7,690
299,338 Muyuan Foodstuff Co Ltd 2,132
108,000 Namchow Chemical Industrial Ltd 167
54,771 * National Agriculture Development Co 405
1,258 * National Beverage Corp 66
31,644 Nestle India Ltd 7,598
65,714 Nestle Malaysia BHD 2,042
3,470,612 Nestle S.A. 423,173
12,488 * Neto Malinda Trading Ltd 245
235,905 * New Hope Liuhe Co Ltd 454
365,292 Nichirei Corp 7,392
41,397 Nippon Flour Mills Co Ltd 518
76,800 e Nippon Meat Packers, Inc 2,222
287,459 Nippon Suisan Kaisha Ltd 1,179
23,722 Nisshin Oillio Group Ltd 582
180,100 Nisshin Seifun Group, Inc 2,108
57,600 Nissin Food Products Co Ltd 5,267
681,568 e Nissin Foods Co Ltd 602
15,679 Nong Shim Co Ltd 4,558
1,728,000 g Nongfu Spring Co Ltd 9,963
63,745 Oceana Group Ltd 248
256,888 Origin Enterprises plc 1,151
15,947 Orion Corp 209
22,602 Orion Corp/Republic of Korea 2,372
14,488 Orior AG. 1,288
710,718 Orkla ASA 5,041
1,323,417 Osotspa PCL 1,191
1,466 Ottogi Corp 504
2,884,202 PepsiCo, Inc 525,790
331,623 Pernod-Ricard S.A. 75,090
556 Philip Morris CR 453
4,008,487 Philip Morris International, Inc 389,825
9,416 * Pilgrim's Pride Corp 218
9,650 * Post Holdings, Inc 867
595,241 PPB Group BHD 2,234
604,799 Premier Foods plc 906
42,807 e Premium Brands Holdings Corp 3,167
18,138 Prima Meat Packers Ltd 301
2,055,634 e Primo Water Corp 31,554
153,497 Primo Water Corp (Toronto) 2,357
2,412,100 PT Astra Agro Lestari Tbk 1,303
6,945,618 PT Charoen Pokphand Indonesia Tbk 2,314
413,300 PT Gudang Garam Tbk 717
4,050,609 PT Indofood Sukses Makmur Tbk 1,677
12,439,200 PT Perusahaan Perkebunan London Sumatra Indonesia Tbk 846
13,537,900 PT Sawit Sumbermas Sarana Tbk 1,526
866,100 QL Resources BHD 1,140
463,300 R&B Food Supply PCL 156
79,415 Radico Khaitan Ltd 1,157
45,538 Remy Cointreau S.A. 8,292

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
12,500 Riken Vitamin Co Ltd $ 181
451,400 *,e RLX Technology, Inc (ADR) 1,309
101,843 e Rogers Sugar, Inc 459
48,306 Royal Unibrew A.S. 4,211
14,294 S Foods, Inc 308
27,055 Sakata Seed Corp 799
65,970 Salmar ASA 2,874
258 Samlip General Foods Co Ltd 14
4,655 Samyang Foods Co Ltd 427
4,106 Samyang Holdings Corp 238
148,900 Sao Martinho S.A. 794
64,786 Sapporo Holdings Ltd 1,665
231,123 Saputo, Inc 5,980
22,496 * Saudi Fisheries Co 163
14,834 Saudia Dairy & Foodstuff Co 940
227,488 Savola Group 1,699
54,021 g Scandinavian Tobacco Group A.S. 1,075
11,991 Schouw & Co 1,005
204 Seaboard Corp 769
94,666 e Select Harvests Ltd 263
199 * Seneca Foods Corp 10
60,639 Shanghai Bairun Investment Holding Group Co Ltd 361
69,042 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,730
14,987 e Showa Sangyo Co Ltd 287
548,372 * Shree Renuka Sugars Ltd 295
25,001 Sichuan Swellfun Co Ltd 274
1,950,778 Sime Darby Plantation BHD 1,894
4,365 * Simply Good Foods Co 174
113,370 SLC Agricola S.A. 1,020
1,700,171 e,g Smoore International Holdings Ltd 2,177
300 * Sovos Brands, Inc 5
329,700 * Srinanaporn Marketing PCL 237
401,000 Standard Foods Corp 539
52,125 * Strauss Group Ltd 1,179
69,811 Suedzucker AG. 1,173
155,860 * SunOpta, Inc 1,200
73,761 * SunOpta, Inc 566
47,600 Suntory Beverage & Food Ltd 1,773
181,000 Ta Ann Holdings BHD 130
123,000 Taisun Enterprise Co Ltd 117
581,000 * Taiwan TEA Corp 408
132,603 e Takara Holdings, Inc 1,025
6,988 Tanmiah Food Co 239
67,645 Tata Coffee Ltd 170
523,150 Tata Tea Ltd 4,521
385,778 Tate & Lyle plc 3,736
2,742,303 Thai Union Group PCL 1,132
399,230 Thai Vegetable Oil PCL (Foreign) 310
770,800 Thaifoods Group PCL 119
149,805 Tiger Brands Ltd 1,687
1,913,301 Tingyi Cayman Islands Holding Corp 3,202
62,739 Toly Bread Co Ltd 142
1,686 Tootsie Roll Industries, Inc 76
198,000 Toyo Suisan Kaisha Ltd 8,275
548,764 Treasury Wine Estates Ltd 4,817
1,710 * TreeHouse Foods, Inc 86
138,300 Tres Tentos Agroindustrial S.A. 333
52,366 Triveni Engineering & Industries Ltd 173
4,383,700 TSH Resources BHD 1,015
585,471 Tsingtao Brewery Co Ltd 6,399
44,793 Tsingtao Brewery Co Ltd (Class A) 786

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
39,000 Ttet Union Corp $ 190
20,269 Turning Point Brands, Inc 426
53,656 Tyson Foods, Inc (Class A) 3,183
168,146 Ulker Biskuvi Sanayi AS 273
1,264,616 Uni-President China Holdings Ltd 1,275
4,592,384 Uni-President Enterprises Corp 10,856
284,939 United Malt Grp Ltd 911
101,100 United Plantations BHD 376
274,137 * United Spirits Ltd 2,530
81,252 Universal Corp 4,297
816,800 Universal Robina 2,170
193,910 e Utz Brands, Inc 3,194
218,592 Varun Beverages Ltd 3,699
5,934 Vector Group Ltd 71
6,496 Vilmorin & Cie 307
411,847 Vina Concha y Toro S.A. 527
10,412 *,e Vintage Wine Estates, Inc 11
37,391 Viscofan S.A. 2,678
130,860 *,e Vita Coco Co, Inc 2,567
127,656 * Vital Farms, Inc 1,953
808,000 Vitasoy International Holdings Ltd 1,565
5,688 VST Industries Ltd 218
4,528,694 Want Want China Holdings Ltd 2,914
297,000 Wei Chuan Food Corp 195
384,170 Wens Foodstuffs Group Co Ltd 1,144
6,548,196 g WH Group Ltd 3,904
1,370 *,e Whole Earth Brands, Inc 4
1,508,319 Wilmar International Ltd 4,779
881,134 Wuliangye Yibin Co Ltd 25,174
111,600 Yakult Honsha Co Ltd 8,109
112,400 Yamazaki Baking Co Ltd 1,358
453,407 e Yihai International Holding Ltd 1,332
87,600 Yihai Kerry Arawana Holdings Co Ltd 549
110,517 * Yuan Longping High-tech Agriculture Co Ltd 267
1,075,000 e,g Zhou Hei Ya International Holdings Co Ltd 509
42,306 Zydus Wellness Ltd 799
TOTAL FOOD, BEVERAGE & TOBACCO 4,352,536
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
4,097,821 Abbott Laboratories 414,945
109,499 * Acadia Healthcare Co, Inc 7,911
57,003 * Accolade, Inc 820
2,460 * AdaptHealth Corp 31
622 * Addus HomeCare Corp 66
204,329 Advanced Medical Solutions Group plc 561
142,691 * AGFA-Gevaert NV 418
1,278 *,e Agiliti, Inc 20
157,616 *,e agilon health, Inc 3,743
411,201 Aier Eye Hospital Group Co Ltd 1,858
7,158 e AirSculpt Technologies, Inc 36
522,000 g AK Medical Holdings Ltd 611
74,975 Al Hammadi Co for Development and Investment 978
552,827 Alcon, Inc 39,244
277,500 Alfresa Holdings Corp 3,556
256,282 * Align Technology, Inc 85,634
1,775 * Alignment Healthcare, Inc 11
47,200 * Alliar Medicos A Frente S.A. 210
231,485 * Allscripts Healthcare Solutions, Inc 3,021
611,967 * Alphatec Holdings Inc 9,547
103,621 g Ambea AB 362
162,225 Ambu A.S. 2,439

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
17,246 * Amedisys, Inc $ 1,268
7,824 * American Well Corp 18
146,829 AmerisourceBergen Corp 23,509
1,850 * AMN Healthcare Services, Inc 153
729,213 e Amplifon S.p.A. 25,275
37,500 e Amvis Holdings, Inc 873
16,126 Andlauer Healthcare Group, Inc 609
68,369 * Angiodynamics, Inc 707
125,745 Ansell Ltd 2,240
93,494 Apollo Hospitals Enterprise Ltd 4,917
2,350 *,e Apollo Medical Holdings, Inc 86
597,365 Arjo AB 2,339
170,500 *,e,g Arrail Group Ltd 315
29,344 e As One Corp 1,249
615,800 Asahi Intecc Co Ltd 10,880
119,031 *,g Aster DM Healthcare Ltd 349
319,969 * AtriCure, Inc 13,263
17 Atrion Corp 11
116,113 *,g Attendo AB 332
77,866 e Australian Clinical Labs Ltd 184
18,900 Autobio Diagnostics Co Ltd 168
1,602 * Avanos Medical, Inc 48
1,515 *,e Aveanna Healthcare Holdings, Inc 2
307,354 * Axonics Modulation Technologies, Inc 16,769
4,589 *,e Babylon Holdings Ltd 23
1,312,400 Bangkok Chain Hospital PCL 785
5,039,471 Bangkok Dusit Medical Services PCL 4,351
5,919,500 Bangkok Dusit Medical Services PCL 5,110
1,901,655 Baxter International, Inc 77,131
265,462 Becton Dickinson & Co 65,712
57,250 Beijing Chunlizhengda Medical Instruments Co Ltd 139
708 *,e BioLife Solutions Inc 15
42,860 BioMerieux 4,518
19,845 BML, Inc 463
2,918,866 * Boston Scientific Corp 146,031
6,346 *,e Brookdale Senior Living, Inc 19
294,038 Bumrungrad Hospital PCL 1,946
23,125 *,e Butterfly Network, Inc 43
863,472 Cardinal Health, Inc 65,192
117,744 * Cardiovascular Systems, Inc 2,338
2,038 *,e CareMax, Inc 5
584,000 e Carenet, Inc 4,794
12,123 Carl Zeiss Meditec AG. 1,689
815 * Castle Biosciences, Inc 19
11,828 Cellavision AB 211
44,538 Celltrion Healthcare Co Ltd 2,075
879,981 * Centene Corp 55,624
97,763 * Certara, Inc 2,357
64,512 * Cerus Corp 192
44,161 * Chabiotech Co Ltd 428
8,241 Chemed Corp 4,432
100,400 China Meheco Co Ltd 201
816,500 China Resources Phoenix Healthcare Holdings Co Ltd 708
5,533,000 Chularat Hospital PCL 586
952,104 Cigna Corp 243,291
20,684 Classys, Inc 348
814,984 * Cleopatra Hospital 117
108,100 CM Hospitalar S.A. 333
640,000 C-Mer Eye Care Holdings Ltd 376
26,269 Cochlear Ltd 4,182
121,587 Coloplast AS 16,009

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
2,230 Coltene Holding AG. $ 176
1,174 * Community Health Systems, Inc 6
114,960 CompuGroup Medical SE & Co KgaA 5,922
495 * Computer Programs & Systems, Inc 15
960 Conmed Corp 100
1,603,341 g ConvaTec Group plc 4,531
7,959 Cooper Cos, Inc 2,972
346 * Corvel Corp 66
23,501 Craneware plc 333
163,598 * Cross Country Healthcare, Inc 3,652
179 *,e CryoLife, Inc 2
18,099 *,e Cue Health, Inc 33
1,505 *,e Cutera, Inc 36
300,232 CVS Group plc 6,864
950,098 CVS Health Corp 70,602
122,331 *,e CYBERDYNE, Inc 263
32,869 Dallah Healthcare Co 1,352
32,272 * DaVita, Inc 2,618
24,938 *,e Definitive Healthcare Corp 258
94,313 * Demant A.S. 3,311
353,368 *,e dentalcorp Holdings Ltd 2,353
5,873 Dentium Co Ltd 633
244,297 Dentsply Sirona, Inc 9,596
1,499,745 * Dexcom, Inc 174,240
25,767 e DiaSorin S.p.A. 2,715
5,274 * DocGo, Inc 46
89,040 *,e Doximity, Inc 2,883
34,697 g Dr Lal PathLabs Ltd 774
82,039 Dr Sulaiman Al Habib Medical Services Group Co 6,386
9,260 Draegerwerk AG. 426
3,463 Draegerwerk AG. & Co KGaA 147
305,903 Ebos Group Ltd 8,914
24,123 Eckert & Ziegler Strahlen- und Medizintechnik AG. 1,090
1,246,462 * Edwards Lifesciences Corp 103,120
49,800 Eiken Chemical Co Ltd 589
40,017 El.En. S.p.A 523
34,138 e Elan Corp 271
364,037 e Elekta AB (B Shares) 2,782
1,065,401 Elevance Health, Inc 489,882
37,900 EM Systems Co Ltd 242
1,572 Embecta Corp 44
57,775 EMIS Group plc 1,069
337,391 Encompass Health Corp 18,253
140,713 * Enhabit, Inc 1,957
41,100 * Enovis Corp 2,198
2,726 Ensign Group, Inc 260
131,978 * Envista Holdings Corp 5,395
1,219,977 Essilor International S.A. 219,990
136,161 *,e Establishment Labs Holdings, Inc 9,224
499,841 *,e Evolent Health, Inc 16,220
65,100 e Extendicare, Inc 308
156,003 Fagron NV 2,665
3,732 * Figs, Inc 23
556,167 Fisher & Paykel Healthcare Corp 9,297
257,089 Fleury S.A. 737
432,371 * Fortis Healthcare Ltd 1,369
281,612 Fresenius Medical Care AG. 11,953
3,584 Fresenius SE 97
734 *,e Fulgent Genetics, Inc 23
47,609 g Galenica AG. 4,028
367,409 * GE HealthCare Technologies, Inc 30,139

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
250,825 e Getinge AB (B Shares) $ 6,117
1,668 * Glaukos Corp 84
49,711 * Global Health Ltd 320
62,564 * Globus Medical, Inc 3,544
129,230 GN Store Nord 2,898
8,138 Guangzhou Kingmed Diagnostics Group Co Ltd 104
101,275 * Guardant Health, Inc 2,374
71,600 * Gushengtang Holdings Ltd 520
2,358 * Haemonetics Corp 195
3,334,098 *,g Hapvida Participacoes e Investimentos S.A. 1,723
1,685,600 Hartalega Holdings BHD 728
439,768 HCA Healthcare, Inc 115,958
592,224 Healius Ltd 1,258
6,036 * Health Catalyst, Inc 70
287,954 * HealthEquity, Inc 16,906
1,287 * HealthStream, Inc 35
73,934 * Henry Schein, Inc 6,029
368,801 * Hims & Hers Health, Inc 3,659
78,591 *,e HLB Life Science CO Ltd 666
99,390 * HLB, Inc 2,674
24,200 Hogy Medical Co Ltd 581
197,168 * Hologic, Inc 15,911
91,900 Hospital Mater Dei S.A. 142
428,769 * Hoya Corp 47,384
49,878 Huadong Medicine Co Ltd 336
268,993 Humana, Inc 130,585
103,924 * Humasis Co Ltd 364
339,400 *,e,g Hygeia Healthcare Holdings Co Ltd 2,420
16,808 * ICU Medical, Inc 2,773
64,070 * IDEXX Laboratories, Inc 32,040
814,489 IHH Healthcare BHD 1,061
23,312 *,e Implantica AG. 52
23,472 * Inari Medical, Inc 1,449
220,338 * Inmode Ltd 7,042
4,839 *,e Innovage Holding Corp 39
740 * Inogen, Inc 9
1,505 * Inspire Medical Systems, Inc 352
50,700 Instituto Hermes Pardini S.A. 198
58,513 * Insulet Corp 18,663
54,436 * Integer Holding Corp 4,219
58,804 * Integra LifeSciences Holdings Corp 3,376
159,013 e Integral Diagnostics Ltd 313
846,589 * Intuitive Surgical, Inc 216,278
23,151 Ion Beam Applications 401
615 iRadimed Corp 24
3,436 iRay Technology Co Ltd 181
1,189 * iRhythm Technologies, Inc 147
23,244 Jafron Biomedical Co Ltd 103
63,600 Japan Lifeline Co Ltd 441
50,841 * Jeisys Medical, Inc 339
44,088 Jeol Ltd 1,425
34,750 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 161
1,709,500 g Jinxin Fertility Group Ltd 1,150
99,300 * JMDC, Inc 3,443
26,375 * Joint Corp 444
542,868 Jointown Pharmaceutical Group Co Ltd 1,180
244,000 e Kangji Medical Holdings Ltd 298
935,551 Koninklijke Philips Electronics NV 17,183
71,262 Korian-Medica 534
1,399,500 Kossan Rubber Industries 416
2,124,500 KPJ Healthcare BHD 544

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
26,427 *,g Krishna Institute of Medical Sciences Ltd $ 451
88,991 Laboratory Corp of America Holdings 20,416
318,082 * Lantheus Holdings, Inc 26,261
1,206 LeMaitre Vascular, Inc 62
19,013 Lepu Medical Technology Beijing Co Ltd 64
1,320,115 Life Healthcare Group Holdings Pte Ltd 1,430
2,591 *,e LifeStance Health Group, Inc 19
3,808,000 * Lifetech Scientific Corp 1,353
2,491 * LivaNova plc 109
22,698 Lutronic Corp 446
276,900 M3, Inc 6,969
74,663 Mani, Inc 1,022
40,086 * Masimo Corp 7,397
749,223 * Max Healthcare Institute Ltd 4,030
124,491 McKesson Corp 44,325
6,726 g Medacta Group S.A. 730
4,379 *,g Medartis Holding AG. 344
223,567 Medicare Group 356
177,600 Mediceo Paltac Holdings Co Ltd 2,420
395,689 Mediclinic International plc 2,428
64,506 e Medicover AB 1,043
5,694,200 Medikaloka Hermina Tbk PT 515
34,749 * Medios AG. 769
210,300 * Medley, Inc 6,451
120,500 e,g Medlive Technology Co Ltd 166
25,564 g Medmix AG. 534
2,924 * MEDNAX, Inc 44
333,100 *,e MedPeer, Inc 2,796
2,015,939 Medtronic plc 162,525
1,197,593 * Meinian Onehealth Healthcare Holdings Co Ltd 1,312
62,384 e Menicon Co Ltd 1,329
82,398 * Merit Medical Systems, Inc 6,093
156 Metall Zug AG.(B Shares) 323
19,737,800 * Metro Healthcare Indonesia TBK PT 650
24,367 g Metropolis Healthcare Ltd 371
763,395 e Microport Scientific Corp 1,798
47,482 * Middle East Healthcare Co 480
52,100 Miraca Holdings, Inc 1,049
89,133 *,g MLP Saglik Hizmetleri AS. 330
264 * ModivCare, Inc 22
33,098 * Molina Healthcare, Inc 8,853
145,099 Mouwasat Medical Services Co 9,112
54,614 *,e Multiplan Corp 58
20,836 Nagaileben Co Ltd 322
70,622 Nakanishi, Inc 1,403
236,500 * Nanosonics Ltd 814
44,429 *,e Nano-X Imaging Ltd 256
70,225 Narayana Hrudayalaya Ltd 663
423 National Healthcare Corp 25
18,636 National Medical Care Co 449
809 National Research Corp 35
797,139 * Neogen Corp 14,763
1,086,396 Network Healthcare Holdings Ltd 907
2,360 Neuca S.A. 335
729 * Nevro Corp 26
143,000 *,e,g New Horizon Health Ltd 496
2,562 * NextGen Healthcare, Inc 45
79,777 Nihon Kohden Corp 2,165
144,852 e Nipro Corp 1,116
159,379 *,† NMC Health plc 0^
88,894 * Novocure Ltd 5,346

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
13,331 *,e Nutex Health, Inc $ 13
1,837 * NuVasive, Inc 76
94,089 * Oak Street Health, Inc 3,639
800,406 Oceania Healthcare Ltd 367
551,153 Odontoprev S.A. 1,196
1,386,700 Olympus Corp 24,354
1,054 * Omnicell, Inc 62
73,400 * Oncoclinicas do Brasil Servicos Medicos S.A. 118
13,761 *,e Opko Health, Inc 20
1,080,655 * Option Care Health, Inc 34,332
304,643 * OraSure Technologies, Inc 1,843
130,251 e Oriola-KD Oyj (B Shares) 200
1,163 * Orthofix Medical Inc 19
3,119 * Outset Medical, Inc 57
19,966 Ovctek China, Inc 96
400,663 * Owens & Minor, Inc 5,830
2,834 * Paragon 28, Inc 48
42,644 Paramount Bed Holdings Co Ltd 761
486,043 e Patterson Cos, Inc 13,011
35,000 Pegavision Corp 473
313,000 *,g Peijia Medical Ltd 392
107,500 * Pennant Group, Inc 1,535
45,716 * Penumbra, Inc 12,741
278,536 * PetIQ, Inc 3,186
5,186 Pharmagest Inter@ctive 403
247,700 PHC Holdings Corp 2,688
161,245 * Phreesia, Inc 5,207
79,000 *,† Pihsiang Machinery Manufacturing Co Ltd 0^
23,620 Poly Medicure Ltd 274
552,012 * PolyNovo Ltd 666
64,412 Premier, Inc 2,085
433,274 * Privia Health Group, Inc 11,963
47,283 e Pro Medicus Ltd 2,039
2,187 *,e PROCEPT BioRobotics Corp 62
83,715 *,† Progenics Pharmaceuticals, Inc 0
703,302 * Progyny, Inc 22,590
4,990 * Project Roadrunner Parent, Inc 75
2,476,200 PT Siloam International Hospitals Tbk 250
23,837 * Pulmonx Corp 266
59,300 Qualicorp S.A. 43
60,979 Quest Diagnostics, Inc 8,627
39,210 * QuidelOrtho Corp 3,493
1,292 * RadNet, Inc 32
787,099 Raffles Medical Group Ltd 883
31,138 Rainbow Children's Medicare Ltd 278
340,100 Ramkhamhaeng Hospital PCL 531
129,254 Ramsay Health Care Ltd 5,775
268,676 g Rede D'Or Sao Luiz S.A. 1,126
122,750 Resmed, Inc 26,881
23,520 Revenio Group Oyj 986
491,300 Riverstone Holdings Ltd 222
542,312 Ryman Healthcare Ltd 1,781
25,030 Sartorius AG. 10,549
44,744 Saudi Chemical Co 346
1,729 * Schrodinger, Inc 46
30,529 SD Biosensor, Inc 497
239,935 Sectra AB 3,753
117,828 * Selcuk Ecza Deposu Ticaret ve Sanayi AS 195
405,620 Select Medical Holdings Corp 10,485
5,459 * Sema4 Holdings Corp 2
23,546 *,e Senseonics Holdings, Inc 17

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,973,482 Shandong Weigao Group Medical Polymer Co Ltd $ 3,153
80,532 Shanghai Pharmaceuticals Holding Co Ltd - A 239
528,027 Shanghai Pharmaceuticals Holding Co Ltd - H 986
10,035 *,e Sharecare, Inc 14
136,932 Shenzhen Mindray Bio-Medical Electronics Co Ltd 6,213
41,400 Shenzhen New Industries Biomedical Engineering Co Ltd 369
315,836 e Ship Healthcare Holdings, Inc 5,819
72,149 * Shockwave Medical Inc 15,644
288,615 g Siemens Healthineers AG. 16,639
79,020 e Sienna Senior Living, Inc 628
42,168 * Sight Sciences, Inc 369
1,168,753 Sigma Healthcare Ltd 548
58,020 * Silk Road Medical Inc 2,270
1,630,987 Sinopharm Group Co 4,928
94,000 g Sisram Medical Ltd 168
938,790 Smith & Nephew plc 13,050
35,500 Solasto Corp 171
475,643 Sonic Healthcare Ltd 11,150
53,654 Sonova Holdings AG 15,827
255,716 *,g Spire Healthcare Group plc 670
1,145,900 Sri Trang Gloves Thailand PCL 342
53,000 St. Shine Optical Co Ltd 453
196,508 * Staar Surgical Co 12,567
81,233 STERIS plc 15,538
7,751 STRATEC Biomedical AG. 528
133,285 e Straumann Holding AG. 19,991
452,159 Stryker Corp 129,078
212,316 Summerset Group Holdings Ltd 1,170
1,882,801 Supermax Corp BHD 396
43,978 * Surgery Partners, Inc 1,516
29,166 * Surgical Science Sweden AB 475
224,000 Suzuken Co Ltd 5,658
65,257 Synlab AG. 679
98,644 Sysmex Corp 6,474
164,093 * Tactile Systems Technology, Inc 2,694
62,000 TaiDoc Technology Corp 377
276,613 * Tandem Diabetes Care, Inc 11,233
166,295 * Teladoc, Inc 4,307
38,243 Teleflex, Inc 9,687
313,887 * Tenet Healthcare Corp 18,651
713,100 Terumo Corp 19,286
424,680 Thonburi Healthcare Group PCL 845
19,177 g Thyrocare Technologies Ltd 100
90,430 e Toho Pharmaceutical Co Ltd 1,605
32,009 Tokai Corp (GIFU) 479
2,479,886 Top Glove Corp BHD 530
10,080 * Topchoice Medical Corp 190
887 * Transmedics Group, Inc 67
191,887 * Treace Medical Concepts, Inc 4,834
11,224 * UFP Technologies, Inc 1,457
212,083 Uniphar plc 685
2,087,568 UnitedHealth Group, Inc 986,564
39,137 Universal Health Services, Inc (Class B) 4,974
44,250 Universal Vision Biotechnology Co Ltd 578
333 US Physical Therapy, Inc 33
7,813 Value Added Technologies Co Ltd 196
1,313 * Varex Imaging Corp 24
544,975 * Veeva Systems, Inc 100,161
226,500 *,e,g Venus MedTech Hangzhou, Inc 310
5,082 *,e VG Acquisition Corp 12
4,499,700 Vibhavadi Medical Center PCL (Foreign) 345

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
15,003 *,e Vicarious Surgical, Inc $ 34
9,921 * ViewRay, Inc 34
46,530 Vijaya Diagnostic Centre Pvt Ltd 222
139,488 *,e Vimian Group AB 441
37,000 Visco Vision, Inc 325
1,216,197 *,e Well Health Technologies Corp 4,373
185,856 * Xvivo Perfusion AB 4,368
248,900 *,e,g Yidu Tech, Inc 232
4,309 Ypsomed Holding AG. 908
432,502 Zimmer Biomet Holdings, Inc 55,879
2,164 *,e Zynex Inc 26
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,435,907
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
27,199 e Amorepacific Corp 2,871
2,675 *,e Beauty Health Co 34
441,293 Beiersdorf AG. 57,407
1,258,069 * BellRing Brands, Inc 42,774
130,700 * Best World International Ltd 242
15,168 Blackmores Ltd 715
105,983 By-health Co Ltd 329
213 * Central Garden & Pet Co 9
875 * Central Garden and Pet Co (Class A) 34
29,000 Chlitina Holding Ltd 203
360,524 Church & Dwight Co, Inc 31,874
31,534 Clorox Co 4,990
770,550 Colgate-Palmolive Co 57,907
109,743 Colgate-Palmolive India Ltd 2,015
6,686 Cosmax, Inc 417
339,982 * Coty, Inc 4,100
582,459 Dabur India Ltd 3,868
13,630 Earth Chemical Co Ltd 488
1,855 Edgewell Personal Care Co 79
132,606 * EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 190
348,010 * elf Beauty, Inc 28,659
206,598 Emami Ltd 903
1,426 Energizer Holdings, Inc 49
4,065 e Essity AB 116
733,871 Estee Lauder Cos (Class A) 180,870
92,200 *,e Euglena Co Ltd 655
73,684 Fancl Corp 1,356
11,440 Gillette India Ltd 602
382,772 * Godrej Consumer Products Ltd 4,518
122,000 Grape King Industrial Co 722
22,125,096 Haleon plc 87,890
620,136 Hengan International Group Co Ltd 2,873
29,517 e Henkel KGaA 2,147
86,926 Henkel KGaA (Preference) 6,801
203,876 * Herbalife Nutrition Ltd 3,282
770,129 Hindustan Lever Ltd 24,051
2,259 * Honest Co, Inc 4
33,476 * Hyundai Bioscience Co Ltd 534
29,250,700 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,697
18,027 Inter Parfums S.A. 1,357
1,141 Inter Parfums, Inc 162
105,451 g Jamieson Wellness, Inc 2,613
143,997 Jyothy Laboratories Ltd 334
473,788 Kao Corp 18,442
186,162 Kimberly-Clark Corp 24,987
1,403,218 e Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,956
15,100 Kobayashi Pharmaceutical Co Ltd 924

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
14,991 Kolmar BNH Co Ltd $ 274
15,160 Kolmar Korea Co Ltd 489
31,000 Kose Corp 3,685
8,858 LG Household & Health Care Ltd 4,092
228,600 Lion Corp 2,470
322,540 L'Oreal S.A. 144,125
72,072 Mandom Corp 805
28,399 Medifast, Inc 2,944
337,999 Microbio Co Ltd 740
26,798 Milbon Co Ltd 1,105
822,364 Natura & Co Holding S.A. 2,142
351 * Nature's Sunshine Products, Inc 4
22,000 Noevir Holdings Co Ltd 898
967 Nu Skin Enterprises, Inc (Class A) 38
106,601 *,e Olaplex Holdings, Inc 455
54,477 *,e Ontex Group NV 406
27,043 e Pacific Corp 800
3,381 e Pharmanutra S.p.A 204
112,500 Pigeon Corp 1,743
442,600 Pola Orbis Holdings, Inc 5,769
3,136,920 Procter & Gamble Co 466,429
8,777 Proya Cosmetics Co Ltd 232
7,345,110 PT Unilever Indonesia Tbk 2,131
181,745 PZ Cussons plc 415
1,318,536 Reckitt Benckiser Group plc 100,311
7,515 Reynolds Consumer Products, Inc 207
181,590 Rohto Pharmaceutical Co Ltd 3,800
64,049 Sarantis S.A. 474
961,190 Shiseido Co Ltd 45,064
447,589 Spectrum Brands Holdings, Inc 29,639
69,000 TCI Co Ltd 458
375,241 Uni-Charm Corp 15,425
2,893,709 Unilever plc 149,949
8,185 Unilever plc 424
1,329 *,e Veru, Inc 2
356,536 Vinda International Holdings Ltd 860
739 e WD-40 Co 132
30,800 e YA-MAN Ltd 277
11,600 Yunnan Botanee Bio-Technology Group Co Ltd 216
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,599,683
INSURANCE - 2.9%
1,795,141 Aegon NV 7,707
278,874 Aflac, Inc 17,993
156,995 Ageas 6,791
10,270,559 AIA Group Ltd 107,711
17,322 * Al Rajhi Co for Co-operative Insurance 477
428,899 Allianz AG. 99,005
84,144 Allstate Corp 9,324
1,009,128 Alm Brand AS 1,886
535,633 * AMBAC Financial Group, Inc 8,292
273,727 American Equity Investment Life Holding Co 9,988
61,760 American Financial Group, Inc 7,504
5,042,748 American International Group, Inc 253,953
26,910 Amerisafe, Inc 1,317
82,100 e Anicom Holdings, Inc 317
208,173 Aon plc 65,635
1,296,405 * Arch Capital Group Ltd 87,987
1,082 Argo Group International Holdings Ltd 32
174,937 Arthur J. Gallagher & Co 33,467
314,321 ASR Nederland NV 12,507

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,083,010 Assicurazioni Generali S.p.A. $ 21,579
45,056 Assurant, Inc 5,410
48,291 Assured Guaranty Ltd 2,428
340,333 AUB Group Ltd 5,848
2,733,651 * Aviva plc 13,655
1,839,262 AXA S.A. 56,130
203,340 Axis Capital Holdings Ltd 11,086
45,064 Baloise Holding AG. 7,017
449,200 Bangkok Life Assurance PCL 368
488,900 Bangkok Life Assurance PCL 401
669,246 BB Seguridade Participacoes S.A. 4,293
4,743,437 Beazley plc 35,075
22,563 * Brighthouse Financial, Inc 995
10,898 Brookfield Reinsurance Ltd 357
319,932 Brown & Brown, Inc 18,370
191,175 * BRP Group, Inc 4,867
68,476 Bupa Arabia for Cooperative Insurance Co 3,171
8,242,136 Cathay Financial Holding Co Ltd 11,348
7,427,435 China Development Financial Holding Corp 3,073
1,601,132 China Insurance International Holdings Co Ltd 1,702
7,342,790 China Life Insurance Co Ltd 12,050
188,975 China Life Insurance Co Ltd (Class A) 916
461,500 China Pacific Insurance Group Co Ltd - A 1,741
2,648,009 China Pacific Insurance Group Co Ltd - H 7,020
1,746,134 Chubb Ltd 339,064
48,733 Cincinnati Financial Corp 5,462
63,726 * Clal Insurance 867
23,813 CNA Financial Corp 929
59,833 * Co for Cooperative Insurance 1,677
124,550 Conseco, Inc 2,764
3,630,000 *,† Convoy Global Holdings Ltd 5
699,817 e Corebridge Financial, Inc 11,211
11,942 Crawford & Co 100
986,400 Dai-ichi Mutual Life Insurance Co 18,133
184,566 Definity Financial Corp 4,817
390,800 Dhipaya Group Holdings PCL 484
1,244,652 Direct Line Insurance Group plc 2,114
451,029 * Discovery Holdings Ltd 3,532
519 e Donegal Group, Inc (Class A) 8
45,071 Dongbu Insurance Co Ltd 2,593
268,807 * eHealth, Inc 2,516
141,371 Employers Holdings, Inc 5,894
429 * Enstar Group Ltd 99
8,717 Erie Indemnity Co (Class A) 2,019
296,347 Everest Re Group Ltd 106,098
15,119 F&G Annuities & Life, Inc 274
22,944 Fairfax Financial Holdings Ltd 15,259
82,273 Fidelity National Financial Inc 2,874
32,233 First American Financial Corp 1,794
7,233,668 Fubon Financial Holding Co Ltd 13,463
16,632 * Genworth Financial, Inc (Class A) 83
85,515 e Gjensidige Forsikring BA 1,398
309,510 Globe Life, Inc 34,052
224,042 * Goosehead Insurance, Inc 11,695
275,471 e Great-West Lifeco, Inc 7,301
890 * Greenlight Capital Re Ltd (Class A) 8
14,709 Grupo Catalana Occidente S.A. 463
61,881 Hannover Rueckversicherung AG. 12,103
11,206 Hanover Insurance Group, Inc 1,440
1,970,208 Hanwha Life Insurance Co Ltd 3,640
286,121 Harel Insurance Investments & Finances Ltd 2,413

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
124,728 Hartford Financial Services Group, Inc $ 8,692
902,172 g HDFC Life Insurance Co Ltd 5,486
84,264 Helvetia Holding AG. 11,745
545 *,e Hippo Holdings, Inc 9
330,625 Hiscox Ltd 4,524
1,416 Horace Mann Educators Corp 47
210,791 Hyundai Marine & Fire Insurance Co Ltd 5,473
104,072 iA Financial Corp, Inc 6,596
217,512 g ICICI Lombard General Insurance Co Ltd 2,835
308,310 g ICICI Prudential Life Insurance Co Ltd 1,638
5,261 IDI Insurance Co Ltd 129
2,072,882 Insurance Australia Group Ltd 6,525
170,619 Intact Financial Corp 24,418
31 Investors Title Co 5
55,153 * IRB Brasil Resseguros S 242
116,146 James River Group Holdings Ltd 2,398
2,302,600 Japan Post Holdings Co Ltd 18,688
199,200 Japan Post Insurance Co Ltd 3,105
2,294,162 Just Retirement Group plc 2,430
19,811 Kemper Corp 1,083
909 Kinsale Capital Group, Inc 273
88,203 Korean Reinsurance Co 493
235,628 Lancashire Holdings Ltd 1,608
5,837,596 Legal & General Group plc 17,265
4,985 *,e Lemonade, Inc 71
47,400 * Lifenet Insurance Co 417
206,368 Lincoln National Corp 4,637
587,698 e Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 633
61,892 Loews Corp 3,591
1,860,422 Manulife Financial Corp 34,139
869,634 Mapfre S.A. 1,753
4,329 * Markel Corp 5,530
1,567,790 Marsh & McLennan Cos, Inc 261,115
215,107 * Max Financial Services Ltd 1,665
33,891 * MBIA, Inc 314
2,470,371 Medibank Pvt Ltd 5,575
21,918 Menorah Mivtachim Holdings Ltd 446
328,890 Mercuries & Associates Holding Ltd 166
2,583,944 * Mercuries Life Insurance Co Lt 428
224,737 Mercury General Corp 7,133
2,830,205 Metlife, Inc 163,982
364,312 * Migdal Insurance Holdings Ltd 389
1,079,264 e Momentum Metropolitan Holdings 1,069
445,249 MS&AD Insurance Group Holdings Inc 13,799
140,083 Muenchener Rueckver AG. 48,978
77 National Western Life Group, Inc 19
160,165 New China Life Insurance Co Ltd - A 710
991,465 New China Life insurance Co Ltd - H 2,355
301 * NI Holdings, Inc 4
440,098 nib holdings Ltd 2,085
324,646 NN Group NV 11,788
4,613,433 Old Mutual Ltd 3,058
281,354 Old Republic International Corp 7,025
853,614 * Oscar Health, Inc 5,583
758,117 OUTsurance Group Ltd 1,487
505 * Palomar Holdings, Inc 28
194,561 * PB Fintech Ltd 1,518
9,735,388 People's Insurance Co Group of China Ltd 3,249
907,415 People's Insurance Co Group of China Ltd (Class A) 687
771,573 Phoenix Group Holdings plc 5,213
144,779 Phoenix Holdings Ltd 1,438

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
6,957,556 PICC Property & Casualty Co Ltd $ 7,097
6,199,476 Ping An Insurance Group Co of China Ltd 40,106
4,638,133 Ping An Insurance Group Co of China Ltd (Class A) 30,726
542,925 e Power Corp Of Canada 13,875
567,112 Powszechny Zaklad Ubezpieczen S.A. 4,618
98,902 Primerica, Inc 17,035
77,969 Principal Financial Group 5,795
1,836 ProAssurance Corp 34
814,545 Progressive Corp 116,529
57,969 Protector Forsikring ASA 770
117,074 Prudential Financial, Inc 9,687
2,914,343 Prudential plc 39,902
12,478,400 PT Panin Life Tbk 306
1,721,377 Qatar Insurance Co SAQ 757
1,263,270 QBE Insurance Group Ltd 12,368
193,200 e Qualitas Controladora SAB de C.V. 1,236
21,191 Reinsurance Group of America, Inc (Class A) 2,813
71,486 RenaissanceRe Holdings Ltd 14,322
1,961 RLI Corp 261
8,981 *,e Root, Inc 41
70,461 * Ryan Specialty Group Holdings, Inc 2,835
482 Safety Insurance Group, Inc 36
606,745 Sampo Oyj (A Shares) 28,629
29,475 Samsung Fire & Marine Insurance Co Ltd 4,659
73,575 Samsung Life Insurance Co Ltd 3,548
1,657,044 Sanlam Ltd 5,246
39,741 e Santam Ltd 635
426,179 g SBI Life Insurance Co Ltd 5,718
146,838 SCOR SE 3,339
3,145 Selective Insurance Group, Inc 300
570,562 *,e Selectquote, Inc 1,238
12,615,866 Shin Kong Financial Holding Co Ltd 3,499
384,000 Shinkong Insurance Co Ltd 631
2,890 * SiriusPoint Ltd 24
419,154 Sompo Holdings, Inc 16,609
986,338 Steadfast Group Ltd 3,874
914 Stewart Information Services Corp 37
1,088,696 Storebrand ASA 8,363
603,170 Sun Life Financial, Inc 28,179
1,129,553 Suncorp-Metway Ltd 9,178
30,038 Swiss Life Holding 18,537
302,001 Swiss Re Ltd 31,026
248,500 Syarikat Takaful Malaysia BHD 187
525,700 T&D Holdings, Inc 6,515
11,097 Tiptree Inc 162
1,866,300 Tokio Marine Holdings, Inc 35,917
28,505 Tongyang Life Insurance Co Ltd 84
43,393 Topdanmark AS 2,320
531,400 TQM Corp PCL 513
195,509 Travelers Cos, Inc 33,512
27,767 *,e Trean Insurance Group, Inc 170
41,357 * Trisura Group Ltd 1,013
1,869 *,e Trupanion, Inc 80
352,614 Tryg A.S. 7,710
1,130,579 Unipol Gruppo Finanziario S.p.A 5,804
108,719 Uniqa Versicherungen AG. 916
727 United Fire Group Inc 19
732 Universal Insurance Holdings, Inc 13
165,524 Unum Group 6,548
37,575 Vienna Insurance Group AG Wiener Versicherung Gruppe 1,010
302,537 W.R. Berkley Corp 18,836

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
2,804 White Mountains Insurance Group Ltd $ 3,862
258,540 e Willis Towers Watson plc 60,080
16,912 Wuestenrot & Wuerttembergische AG. 296
359,705 *,e,g ZhongAn Online P&C Insurance Co Ltd 1,130
414,273 Zurich Insurance Group AG 198,519
TOTAL INSURANCE 3,186,857
MATERIALS - 5.0%
250,381 e 29Metals Ltd 199
195,525 Aarti Industries 1,236
59,842 * Aarti Pharmalabs Ltd 201
1,244,260 Abou Kir Fertilizers & Chemical Industries 1,774
185,991 Acerinox S.A. 1,914
79,538 ADEKA Corp 1,362
398,972 Adelaide Brighton Ltd 425
45,110 Advanced Enzyme Technologies Ltd 127
7,312 Advanced Nano Products Co Ltd 823
123,531 Advanced Petrochemical Co 1,579
622 AdvanSix, Inc 24
89,213 Aeci Ltd 471
92,370 e African Rainbow Minerals Ltd 1,197
101,581 Afrimat Ltd 281
478,702 Agnico-Eagle Mines Ltd 24,404
50,272 Agnico-Eagle Mines Ltd 2,562
48,452 e Aica Kogyo Co Ltd 1,113
676,515 Air Liquide 113,241
161,930 Air Products & Chemicals, Inc 46,508
175,800 Air Water, Inc 2,209
7,443 Akzo Nobel India Ltd 208
51,400 Akzo Nobel NV 4,020
23,628 Al Masane Al Kobra Mining Co 470
373,393 Alamos Gold, Inc 4,559
107,051 Albemarle Corp 23,663
534,411 Alcoa Corp 22,745
222,505 Algoma Steel Group, Inc 1,803
14,012 Alkyl Amines Chemicals 368
5,861 * Allegheny Technologies, Inc 231
661,577 * Alleima AB 3,268
39,000 Allied Supreme Corp 388
552,898 * Allkem Ltd 4,429
389 Alpha Metallurgical Resources, Inc 61
37,796 Altius Minerals Corp 643
57,606 e Altri SGPS S.A. 297
28,369 Alujain Corp 278
2,346,394 Alumina Ltd 2,300
4,171,964 Aluminum Corp of China Ltd 2,113
859,587 Aluminum Corp of China Ltd (Class A) 691
560,560 * Ambuja Cements Ltd 2,503
66,971 Amcor plc 762
598 e American Vanguard Corp 13
121,117 AMG Advanced Metallurgical Group NV 5,165
49,097 e Anglo American Platinum Ltd 2,636
1,133,471 Anglo American plc 37,701
384,254 AngloGold Ashanti Ltd 9,358
643,065 Anhui Conch Cement Co Ltd 2,229
134,645 Anhui Conch Cement Co Ltd (Class A) 553
13,520 Anhui Honglu Steel Construction Group Co Ltd 65
255,231 Antofagasta plc 4,999
46,411 APERAM 1,731
189,427 APL Apollo Tubes Ltd 2,787
2,712 Aptargroup, Inc 321

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
38,396 Arabian Cement Co $ 372
1,666,710 * Arafura Resources Ltd 555
332,909 ArcelorMittal 10,086
29,351 * Archean Chemical Industries Ltd 233
374,231 * Arconic Corp 9,816
21,277 *,†,e Ardagh Group S.A. 217
117,715 Ardagh Metal Packaging S.A. 480
1,302,728 * Argosy Minerals Ltd 388
186,260 Arkema 18,391
76,434 e Asahi Holdings, Inc 1,168
1,227,608 Asahi Kasei Corp 8,598
39,312 Ashland Global Holdings, Inc 4,038
586,000 Asia Cement China Holdings Corp 252
1,120,044 Asia Cement Corp 1,595
438,000 Asia Polymer 416
358,675 Asian Paints Ltd 12,084
62,700 * Asia-Potash International Investment Guangzhou Co Ltd 250
623,288 * Aspen Aerogels, Inc 4,643
61,668 Associated Cement Co Ltd 1,255
7,026 Astec Lifesciences Ltd 119
96,354 Atalaya Mining plc 405
14,080 Atul Ltd 1,194
48,960 Aurubis AG. 4,536
50,465 Avery Dennison Corp 9,030
380,749 Avient Corp 15,672
3,056,195 *,†,e AVZ Minerals Ltd 1,593
864,706 *,e Axalta Coating Systems Ltd 26,192
81,318 * Aya Gold & Silver, Inc 655
1,025,068 B2Gold Corp 4,050
11,265 Balaji Amines Ltd 267
1,844 Balchem Corp 233
226,524 Ball Corp 12,484
1,631,385 Baoshan Iron & Steel Co Ltd 1,481
1,863,838 Barrick Gold Corp 34,601
10,963 BASF India Ltd 304
927,610 BASF SE 48,698
12,753 Bayer CropScience Ltd 634
623,800 BBMG Corp 222
34,792 Bekaert S.A. 1,571
1,007,047 * Bellevue Gold Ltd 861
215,719 Berger Paints India Ltd 1,530
20,163,000 † Berkah Beton Sadaya Tbk PT 800
96,215 Berry Global Group, Inc 5,667
51,080 e BEWi ASA 214
6,348,702 BHP Billiton Ltd 200,707
196,506 BHP Group Ltd 6,242
371,143 Billerud AB 3,815
4,000 *,†,e Bio On S.p.A. 0^
28,588 Birla Corp Ltd 310
396,359 BlueScope Steel Ltd 5,365
607,276 Boliden AB 23,856
357,038 *,e Boral Ltd 844
89,934 Borregaard ASA 1,504
377,025 Boubyan Petrochemicals Co KSCP 962
241,400 Bradespar S.A. 1,277
17,900 Bradespar S.A. 87
1,454,894 Breedon Group plc 1,373
73,234 Brickworks Ltd 1,113
92,657 e Buzzi Unicem S.p.A. 2,249
9,600 C Uyemura & Co Ltd 471
2,492 Cabot Corp 191

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,119,571 * Calibre Mining Corp $ 1,093
295,991 *,e Calix Ltd 944
58,695 * Canfor Corp 943
59,107 CAP S.A. 492
262,834 * Capricorn Metals Ltd 835
327,303 *,e Capstone Copper Corp 1,477
99,850 Carborundum Universal Ltd 1,200
42,429 Carpenter Technology Corp 1,899
58,955 e Cascades, Inc 479
1,294,034 Castrol India Ltd 1,750
136,728 CCL Industries 6,792
474,347 Celanese Corp (Series A) 51,652
51,358 Cementir Holding NV 439
529,128 Cementos Argos S.A. 343
14,618,130 *,e Cemex S.A. de C.V. 8,023
1,059,189 Centamin plc 1,365
215,335 e Centerra Gold, Inc 1,391
376,493 Central Asia Metals plc 1,098
3,080 * Century Aluminum Co 31
153,000 Century Iron & Steel Industrial Co Ltd 477
62,863 Century Plyboards India Ltd 357
58,051 Century Textile & Industries Ltd 449
149,192 CF Industries Holdings, Inc 10,815
309,813 * Chalice Gold Mines Ltd 1,557
166,364 Chambal Fertilizers & Chemicals Ltd 536
313,317 Champion Iron Ltd 1,501
194 Chase Corp 20
64,501 Chemours Co 1,931
81,624 * Chemplast Sanmar Ltd 346
948,000 Cheng Loong Corp 881
145,000 Chengtun Mining Group Co Ltd 121
35,000 Chengxin Lithium Group Co Ltd 176
511,000 Chia Hsin Cement Corp 319
5,638,000 China BlueChemical Ltd 1,456
406,000 China General Plastics Corp 351
2,490,105 China Hongqiao Group Ltd 2,393
119,729 China Jushi Co Ltd 255
1,236,000 China Manmade Fibers Corp 339
150,000 China Metal Products 175
49,700 China Minmetals Rare Earth Co Ltd 244
3,724,614 China Molybdenum Co Ltd 2,255
1,076,244 China Molybdenum Co Ltd (Class A) 937
1,996,276 China National Building Material Co Ltd 1,641
1,352,000 China Nonferrous Mining Corp Ltd 639
193,529 China Northern Rare Earth Group High-Tech Co Ltd 735
2,246,000 China Oriental Group Co Ltd 424
3,446,000 China Petrochemical Development Corp 1,118
1,354,248 China Resources Cement Holdings Ltd 665
134,000 China Steel Chemical Corp 510
11,164,181 China Steel Corp 11,342
3,245,251 China XLX Fertiliser Ltd 1,716
4,462,240 *,†,e China Zhongwang Holdings Ltd 6
59,070 Chr Hansen Holding A/S 4,493
23,078 Chugoku Marine Paints Ltd 191
512,000 Chun Yuan Steel 270
4,802 Chunbo Co Ltd 928
880,000 Chung Hung Steel Corp 766
418,000 Chung Hwa Pulp Corp 223
113,000 Cia Brasileira de Aluminio 169
193,522 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,583
38,600 Cia Ferro Ligas da Bahia - FERBASA 404

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
574,650 Cia Siderurgica Nacional S.A. $ 1,751
69,172 Ciech S.A. 929
52,042 * Cimsa Cimento Sanayi Ve Tica 254
51,901 City Cement Co 286
217,259 Clariant AG. 3,604
20,523 Clean Science & Technology Ltd 317
559 * Clearwater Paper Corp 19
634,559 * Cleveland-Cliffs, Inc 11,631
18,300 CNGR Advanced Material Co Ltd 191
196,380 CNNC Hua Yuan Titanium Dioxide Co Ltd 186
777,847 * Coeur Mining, Inc 3,104
5,991 Commercial Metals Co 293
86,132 * Companhia Vale do Rio Doce 6
41,207 Compass Minerals International, Inc 1,413
1,134,702 * Constellium SE 17,338
56,468 Corbion NV 1,859
1,485,100 *,e Core Lithium Ltd 867
452,753 Coromandel International Ltd 4,855
4,137,649 g Coronado Global Resources, Inc 4,521
4,579,016 Corteva, Inc 276,160
28,489 e Corticeira Amorim SGPS S.A. 309
23,298 * Cosmochemical Co Ltd 900
130,645 g Covestro AG. 5,410
3,195,215 CRH plc 161,423
33,131 Croda International plc 2,663
1,829,323 Crown Holdings, Inc 151,303
448,152 CSR Ltd 1,429
2,272,100 D&L Industries Inc 343
242,800 Daicel Chemical Industries Ltd 1,835
26,231 e Daido Steel Co Ltd 1,032
4,100 Daiken Corp 71
26,300 e Daiki Aluminium Industry Co Ltd 285
76,099 e Daio Paper Corp 595
3,773 *,e Dakota Gold Corp 14
70,130 Dalmia Bharat Ltd 1,685
4,425 *,e Danimer Scientific, Inc 15
1,199,375 * De Grey Mining Ltd 1,243
48,522 Deepak Fertilizers & Petrochemicals Corp Ltd 326
62,205 Deepak Nitrite Ltd 1,398
71,849 Denki Kagaku Kogyo KK 1,487
386,088 Deterra Royalties Ltd 1,242
421,410 Dexco S.A. 489
74,101 DIC Corp 1,335
1,009 * Diversey Holdings Ltd 8
53,900 Do-Fluoride New Materials Co Ltd 261
12,560 Dongbu Steel Co Ltd 98
29,087 Dongjin Semichem Co Ltd 744
59,128 Dongkuk Steel Mill Co Ltd 556
5,728 * Dongwha Enterprise Co Ltd 252
6,322 Dongwon Systems Corp 208
1,499,000 Dongyue Group 1,549
2,552 * Dottikon Es Holding AG. 729
685,974 Dow, Inc 37,605
50,679 e Dowa Holdings Co Ltd 1,630
456,413 DRDGOLD Ltd 439
1,494,324 DS Smith plc 5,818
310,219 DSM NV 36,713
183,065 Dundee Precious Metals, Inc 1,336
2,743,875 DuPont de Nemours, Inc 196,928
62,924 Eagle Materials, Inc 9,234
960,500 Eastern Polymer Group PCL 228

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
40,083 Eastern Province Cement Co $ 433
77,116 Eastman Chemical Co 6,504
65,710 Ecolab, Inc 10,877
18,667 Ecopro Co Ltd 7,192
85,064 EID Parry India Ltd 486
191,974 El Ezz Steel Co 217
172,026 *,e Eldorado Gold Corp 1,782
412,669 Element Solutions, Inc 7,969
538,356 * Elementis plc 791
270,136 g Elkem ASA 918
128,913 e Elopak ASA 268
1,034,222 Empresas CMPC S.A. 1,728
7,217 EMS-Chemie Holding AG. 5,966
412,568 Ence Energia y Celulosa S.A. 1,537
5,959 *,e Enchem Co Ltd 326
204,561 * Endeavour Silver Corp 790
283,038 *,e Equinox Gold Corp 1,453
9,611 Eramet 1,005
1,257,513 * Eregli Demir ve Celik Fabrikalari TAS 2,327
74,737 * ERO Copper Corp 1,322
122,091 Essel Propack Ltd 242
284,816 Essentra plc 682
773,850 Eternal Chemical Co Ltd 797
85,000 EVERGREEN Steel Corp 156
446,000 Everlight Chemical Industrial Corp 276
1,756,508 Evolution Mining Ltd 3,647
210,155 Evonik Industries AG. 4,421
710,000 Feng Hsin Iron & Steel Co 1,589
258,319 Ferrexpo plc 376
77,757 * Filo Mining Corp 1,337
7,567 Fine Organic Industries Ltd 398
33,792 Fineotex Chemical Ltd 96
220,875 Finolex Industries Ltd 459
1,286,478 *,†,e Firefinch Ltd 172
226,022 e First Majestic Silver Corp 1,631
550,124 First Quantum Minerals Ltd 12,647
15,776 FMC Corp 1,927
42,872 e Foosung Co Ltd 522
3,345,139 Formosa Chemicals & Fibre Corp 7,592
3,960,019 Formosa Plastics Corp 11,955
223,573 g Forterra plc 548
1,337,266 Fortescue Metals Group Ltd 20,101
291,184 *,e Fortuna Silver Mines, Inc 1,110
45,220 e FP Corp 1,123
190,789 e Franco-Nevada Corp 27,829
2,522,605 e Freeport-McMoRan, Inc (Class B) 103,200
67,927 FUCHS PETROLUB SE 2,770
1,656,000 Fufeng Group Ltd 954
46,377 Fuji Seal International, Inc 530
64,275 Fujimi, Inc 3,559
10,730 Fujimori Kogyo Co Ltd 259
9,684,676 Fushan International Energy Group Ltd 3,079
74,700 e Fuso Chemical Co Ltd 2,135
964 FutureFuel Corp 7
11,151 Galaxy Surfactants Ltd 316
93,480 Ganfeng Lithium Co Ltd 906
357,680 g Ganfeng Lithium Co Ltd 2,229
246,679 GEM Co Ltd 268
1,071,340 Gerdau S.A. (Preference) 5,346
62,969 GHCL Ltd 387
640,168 *,e Ginkgo Bioworks Holdings, Inc 851
11,447 Givaudan S.A. 37,258

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
291,894 Glatfelter Corp $ 931
19,853,901 Glencore Xstrata plc 114,244
134,311 * Global Atomic Corp 289
579,000 Global New Material International Holdings Ltd 335
343,000 * Gloria Material Technology Corp 582
22,142 Godawari Power and Ispat Ltd 94
221,415 * GoGold Resources, Inc 342
829,236 Gold Fields Ltd 11,108
1,015,084 Gold Road Resources Ltd 1,152
972,000 Goldsun Development & Construction Co Ltd 893
950,000 Grand Pacific Petrochemical 626
577,222 Grange Resources Ltd 279
99,451 Granges AB 949
1,021,146 Graphic Packaging Holding Co 26,029
251,944 Grasim Industries Ltd 5,015
605,755 *,† Great Basin Gold Ltd 4
4,805,166 *,e Greatland Gold plc 456
47,969 Greenpanel Industries Ltd 159
1,197 Greif, Inc (Class A) 76
157 Greif, Inc (Class B) 12
125,536 * Grupa Azoty S.A. 1,046
229,626 Grupo Argos S.A. 448
162,300 e Grupo Cementos de Chihuahua SAB de C.V. 1,287
2,906,438 e Grupo Mexico S.A. de C.V. (Series B) 13,763
179,500 Guangdong HEC Technology Holding Co Ltd 234
120,824 Guangzhou Tinci Materials Technology Co Ltd 739
17,665 Gujarat Alkalies & Chemicals Ltd 126
21,772 Gujarat Fluorochemicals Ltd 803
424,810 Gujarat Narmada Valley Fertilizers Co Ltd 2,639
149,044 Gujarat State Fertilisers & Chemicals Ltd 216
4,008 e Gurit Holding AG. 363
3,196 H.B. Fuller Co 219
46,800 Hangzhou Oxygen Plant Group Co Ltd 227
23,151 Hanil Cement Co Ltd 231
8,926 Hansol Chemical Co Ltd 1,649
102,469 * Hanwha Chemical Corp 4,227
488,237 Harmony Gold Mining Co Ltd 2,024
250 Hawkins, Inc 11
417 Haynes International, Inc 21
27,240 Hecla Mining Co 172
958,768 HeidelbergCement AG. 70,006
67,346 HeidelbergCement India Ltd 132
1,015,758 * Hektas Ticaret TAS 1,433
176,900 Henan Shenhuo Coal & Power Co Ltd 455
333,969 Hengli Petrochemical Co Ltd 788
272,394 Hengyi Petrochemical Co Ltd 322
1,150,016 Hesteel Co Ltd 390
286,028 Hexpol AB 3,543
153,322 Hill & Smith Holdings plc 2,541
151,316 Himadri Speciality Chemical Ltd 161
1,247,102 Hindalco Industries Ltd 6,183
191,678 Hindustan Copper Ltd 230
346,577 Hochschild Mining plc 362
113,929 e Hokuetsu Paper Mills Ltd 764
5,809 Holcim Ltd 375
96,489 e Holmen AB 3,720
20,243 Honam Petrochemical Corp 2,974
35,900 Hoshine Silicon Industry Co Ltd 434
173,000 Hsin Kuang Steel Co Ltd 273
1,082,000 e Huabao International Holdings Ltd 506
207,000 Huafon Chemical Co Ltd 225
224,700 Huaibei Mining Holdings Co Ltd 443

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
46,501 Huaxin Cement Co Ltd $ 105
30,351 Hubei Feilihua Quartz Glass Co Ltd 194
54,900 Hubei Xingfa Chemicals Group Co Ltd 244
12,591 Huchems Fine Chemical Corp 212
203,245 HudBay Minerals, Inc 1,066
93,063 e Huhtamaki Oyj 3,457
28,550 Hunan Changyuan Lico Co Ltd 62
556,211 Hunan Valin Steel Co Ltd 451
9,913 Huntsman Corp 271
2,519 Hyosung Advanced Materials Corp 840
2,426 Hyosung TNC Co Ltd 827
82,014 Hyundai Steel Co 2,192
134,279 * i-80 Gold Corp 327
445,191 * IAMGOLD Corp 1,216
379,060 g Ibstock plc 807
624,911 Iluka Resources Ltd 4,460
370,521 Imdex Ltd 559
33,517 Imerys S.A. 1,448
802,522 Impala Platinum Holdings Ltd 7,387
1,878,638 Incitec Pivot Ltd 3,959
531,686 Independence Group NL 4,559
76,930 India Cements Ltd 174
9,864 Indigo Paints Ltd 121
1,547,304 Indorama Ventures PCL 1,563
123,211 *,e Industrias Penoles S.A. de C.V. 1,817
44,076 * Ingevity Corp 3,152
2,918,318 Inner Mongolia BaoTou Steel Union Co Ltd 803
88,960 Inner Mongolia ERDOS Resources Co Ltd 199
631,088 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 415
204,400 Inner Mongolia Yuan Xing Energy Co Ltd 257
116,473 Innospec, Inc 11,958
51,678 * Interfor Corp 842
752,000 International CSRC Investment Holdings Co 489
825,075 International Flavors & Fragrances, Inc 75,874
17,381 International Paper Co 627
381 * Intrepid Potash, Inc 11
1,628,340 * ioneer Ltd 319
215,948 Israel Chemicals Ltd 1,463
3,510 Israel Corp Ltd 1,158
14,666 ISU Chemical Co Ltd 540
243 *,e Ivanhoe Electric, Inc 3
558,090 *,e Ivanhoe Mines Ltd 5,042
363,121 James Hardie Industries NV 7,816
48,968 * Jastrzebska Spolka Weglowa S.A. 538
20,900 JCU Corp 547
478,649 JFE Holdings, Inc 6,075
13,000 Jiangsu Yangnong Chemical Co Ltd 184
26,000 Jiangsu Yoke Technology Co Ltd 197
1,278,115 Jiangxi Copper Co Ltd 2,164
124,009 Jiangxi Copper Co Ltd (Class A) 357
32,000 Jinan Acetate Chemical Co Ltd 368
3,551,000 e Jinchuan Group International Resources Co Ltd 286
121,205 Jindal Saw Ltd 216
179,297 * Jindal Stainless Hisar Ltd 635
336,206 Jindal Steel & Power Ltd 2,244
33,287 JK Cement Ltd 1,188
53,685 JK Lakshmi Cement Ltd 519
60,349 JK Paper Ltd 281
184,917 Johnson Matthey plc 4,533
127,508 * JSL Ltd 452
174,428 JSR Corp 4,126
685,266 JSW Steel Ltd 5,754

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
60,729 Jubilant Ingrevia Ltd $ 267
388,483 K&S AG. 8,273
217,133 * K92 Mining, Inc 1,234
948 Kaiser Aluminum Corp 71
47,915 Kaneka Corp 1,252
126,875 Kansai Nerolac Paints Ltd 598
171,300 Kansai Paint Co Ltd 2,322
162,100 Kanto Denka Kogyo Co Ltd 1,268
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) 701
186,845 * Karora Resources, Inc 628
4,225 KCC Corp 724
11,200 KeePer Technical Laboratory Co Ltd 419
120,257 Kemira Oyj 2,119
126,296 KGHM Polska Miedz S.A. 3,587
31,000 KH Neochem Co Ltd 564
35,241 * Kimteks Poliuretan Sanayi VE Ticaret AS. 162
1,399,019 Kinross Gold Corp 6,584
48,552 Kirloskar Ferrous Industries Ltd 275
61,202 Kirloskar Oil Engines Ltd 296
733,038 Klabin S.A. 2,616
795,000 Kobe Steel Ltd 6,338
16,044 Kolon Industries, Inc 551
30,158 e Konishi Co Ltd 438
698 Koppers Holdings, Inc 24
15,609 Korea Kumho Petrochemical 1,727
3,160 Korea Petrochemical Ind Co Ltd 447
12,240 Korea Zinc Co Ltd 5,208
875,043 Koza Altin Isletmeleri AS 987
177,603 * Koza Anadolu Metal Madencilik Isletmeleri AS 340
48,831 e Kronos Worldwide, Inc 450
29,491 * Kum Yang Co Ltd 1,794
59,675 e Kumba Iron Ore Ltd 1,509
65,448 Kumiai Chemical Industry Co Ltd 421
303,900 Kuraray Co Ltd 2,795
15,700 e Kureha CORP 1,006
22,716 e Kyoei Steel Ltd 276
57,922 e Labrador Iron Ore Royalty Corp 1,371
1,345,561 *,e Lake Resources NL 406
78,535 Lanxess AG. 3,231
25,133 * Largo, Inc 130
63,295 Laxmi Organic Industries Ltd 172
1,472,000 e Lee & Man Paper Manufacturing Ltd 589
12,299 Lenzing AG. 932
1,003,349 * Leo Lithium Ltd 352
84,094 LG Chem Ltd 46,184
7,073 LG Chem Ltd (Preference) 1,695
25,081 Linde India Ltd 1,232
448,873 Linde plc 157,773
1,563,476 Linde plc 555,722
46,600 Lintec Corp 763
1,654,055 *,e Liontown Resources Ltd 2,890
93,933 *,e Lithium Americas Corp 2,043
561,957 *,e Lithium Americas Corp 12,228
7,813 *,e Livent Corp 170
185,054 Lomon Billions Group Co Ltd 545
799,477 Long Chen Paper Co Ltd 446
2,024,276 g Lotte Chemical Titan Holding BHD 619
59,436 Louisiana-Pacific Corp 3,222
200,917 * LSB Industries, Inc 2,075
77,521 Lundin Gold, Inc 905
644,651 Lundin Mining Corp 4,379
249,300 Luxi Chemical Group Co Ltd 495

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
1,788,158 * Lynas Corp Ltd $ 7,612
12,591 LyondellBasell Industries NV 1,182
107,539 Madras Cements Ltd 993
19,333 e Maeda Kosen Co Ltd 471
89,228 *,e MAG. Silver Corp 1,128
111,346 * Major Drilling Group International 876
216,599 Marshalls plc 837
17,196 e Martin Marietta Materials, Inc 6,106
57,200 Maruichi Steel Tube Ltd 1,259
754 Materion Corp 87
12,421 Meghmani Finechem Ltd 143
11,534,976 * Merdeka Copper Gold Tbk PT 3,230
3,827,978 Mesaieed Petrochemical Holding Co 2,027
59,500 Metalurgica Gerdau S.A. 130
1,686,200 Metalurgica Gerdau S.A. 3,936
53,660 e Methanex Corp 2,497
38,440 * Methanol Chemicals Co 252
19,427 Middle East Paper Co 163
405,308 *,e Mincor Resources NL 382
555,960 Mineral Resources Ltd 30,053
62,576 Minerals Technologies, Inc 3,781
16,864 Miquel y Costas & Miquel S.A. 222
89,616 Misr Fertilizers Production Co SAE 464
7,500 e Mitani Sekisan Co Ltd 265
1,182,834 Mitsubishi Chemical Holdings Corp 7,035
149,800 Mitsubishi Gas Chemical Co, Inc 2,229
111,700 Mitsubishi Materials Corp 1,821
169,100 e Mitsui Chemicals, Inc 4,366
50,364 e Mitsui Mining & Smelting Co Ltd 1,225
910 Miwon Commercial Co Ltd 119
3,300,000 *,e MMG Ltd 968
382,489 Mondi plc 6,073
12,981 *,† Mongolian Metals Corporation 0
16,821 Mosaic Co 772
668,895 e Mount Gibson Iron Ltd 239
16,491 * MP Materials Corp 465
168,587 e M-real Oyj (B Shares) 1,359
293,250 Myers Industries, Inc 6,284
54,610 Najran Cement Co 189
26,509 Namhae Chemical Corp 185
45,000 Nan Pao Resins Chemical Co Ltd 214
4,557,887 Nan Ya Plastics Corp 11,610
181,300 e Nanofilm Technologies International Ltd 221
137,093 *,e NanoXplore, Inc 331
200,000 Nantex Industry Co Ltd 264
4,784,351 National Aluminium Co Ltd 4,582
272,114 * National Industrialization Co 891
30,005 Navin Fluorine International Ltd 1,563
11,762 Neogen Chemicals Ltd 185
520,515 * Neometals Ltd 211
592,384 * New Gold, Inc 644
57,284 * New Pacific Metals Corp 155
708,782 Newcrest Mining Ltd 12,652
4,828 NewMarket Corp 1,762
908,998 Newmont Goldcorp Corp 44,559
2,401,343 Nickel Mines Ltd 1,457
74,681 Nihon Parkerizing Co Ltd 561
1,898,151 Nine Dragons Paper Holdings Ltd 1,421
137,500 Ningbo Shanshan Co Ltd 345
443,006 Ningxia Baofeng Energy Group Co Ltd 952
124,466 Nippon Kayaku Co Ltd 1,128
54,003 e Nippon Light Metal Holdings Co Ltd 597

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
810,500 Nippon Paint Co Ltd $ 7,621
92,280 Nippon Paper Industries Co Ltd 713
16,900 e Nippon Pillar Packing Co Ltd 480
27,428 Nippon Shokubai Co Ltd 1,095
20,584 Nippon Soda Co Ltd 718
768,527 Nippon Steel Corp 18,123
117,600 Nissan Chemical Industries Ltd 5,341
35,914 e Nittetsu Mining Co Ltd 973
140,401 Nitto Denko Corp 9,087
102,670 NOCIL Ltd 259
167,682 NOF Corp 7,836
2,704,656 Norsk Hydro ASA 20,186
68,883 *,g Norske Skog ASA 381
298,883 * Northam Platinum Holdings Ltd 2,430
55,538 Northern Region Cement Co 166
918,698 Northern Star Resources Ltd 7,533
221,261 * Novagold Resources Inc 1,376
228,486 * Novagold Resources, Inc 1,415
159,830 Novozymes AS 8,184
195,600 Nucor Corp 30,214
1,464,444 Nufarm Ltd 5,622
57,599 Nuh Cimento Sanayi AS. 406
862,106 e Nutrien Ltd 63,668
109,674 * Nuvoco Vistas Corp Ltd 462
665,490 OceanaGold Corp 1,650
17,325 OCI Co Ltd 1,368
105,586 OCI NV 3,579
643,882 * O-I Glass, Inc 14,623
813,805 OJI Paper Co Ltd 3,222
13,100 Okamoto Industries, Inc 393
118,707 Olin Corp 6,588
321 Olympic Steel, Inc 17
151,693 Omnia Holdings Ltd 479
924,648 Orbia Advance Corp SAB de C.V. 2,010
353,224 Orica Ltd 3,649
572,000 Oriental Union Chemical Corp 375
1,436 *,e Origin Materials, Inc 6
445,836 Orion Engineered Carbons SA 11,632
184,928 * Orla Mining Ltd 877
3,470,056 Orora Ltd 7,985
9,100 Osaka Organic Chemical Industry Ltd 149
14,800 e Osaka Soda Co Ltd 488
97,700 e Osaka Titanium Technologies 2,360
164,059 Osisko Gold Royalties Ltd 2,593
275,341 * Osisko Mining, Inc 876
348,625 e Outokumpu Oyj 1,899
322,419 Oxiana Ltd 6,072
334,375 * Oyak Cimento Fabrikalari AS 571
89,100 e Pacific Metals Co Ltd 1,305
457,733 Packaging Corp of America 63,547
49,299 Pactiv Evergreen, Inc 394
1,931,470 Pan African Resources plc 395
1,612,259 Pan American Silver Corp 29,343
284,489 e Pan American Silver Corp (Toronto) 5,191
557,466 * Pangang Group Vanadium Titanium & Resources Co Ltd 401
229,073 *,g Paradeep Phosphates Ltd 141
133,015 PCBL Ltd 188
2,034,810 Perenti Global Ltd 1,651
4,167 * Perimeter Solutions S.A. 34
4,520,270 Perseus Mining Ltd 7,175
979,003 * Petkim Petrokimya Holding 709
2,335,415 Petronas Chemicals Group BHD 3,753

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
16,204 PI Advanced Materials Co Ltd $ 470
73,242 PI Industries Ltd 2,706
141,493 Pidilite Industries Ltd 4,059
429 *,e Piedmont Lithium, Inc 26
1,979,187 Pilbara Minerals Ltd 5,265
162,900 * PMB Technology Bhd 160
592 * PolyMet Mining Corp 1
15,541 Polyplex Corp Ltd 217
229,500 Polyplex PCL 118
591 *,†,e Polyus PJSC (GDR) 0^
16,434 Poongsan Corp 478
196,441 Portucel Empresa Produtora de Pasta e Papel S.A. 702
68,690 POSCO 19,434
25,572 POSCO Refractories & Environment Co Ltd 5,390
139,498 PPG Industries, Inc 18,634
905,002 * PQ Group Holdings, Inc 10,000
3,329,668 Press Metal BHD 3,688
126,676 * Prism Cement Ltd 163
9,028 Privi Speciality Chemicals Ltd 116
8,224,800 PT Aneka Tambang Tbk 1,148
25,117,021 PT Barito Pacific Tbk 1,385
2,673,097 PT Indah Kiat Pulp and Paper Corp Tbk 1,340
1,292,100 PT Indocement Tunggal Prakarsa Tbk 908
1,382,800 PT Pabrik Kertas Tjiwi Kimia Tbk 621
3,258,423 PT Semen Gresik Persero Tbk 1,372
2,862,200 PT Timah Tbk 197
2,186,900 * PT Vale Indonesia Tbk 972
2,346,609 PTT Global Chemical PCL 3,147
4,433 *,e PureCycle Technologies, Inc 31
38,057 Qassim Cement Co 682
2,758,484 Qatar Aluminum Manufacturing Co 1,170
239,990 Qatar National Cement Co 277
378,316 Qatari Investors Group 176
315,200 * Qinghai Salt Lake Industry Co Ltd 1,025
344 Quaker Chemical Corp 68
167,961 Rain Commodities Ltd 305
15,226 Rajratan Global Wire Ltd 138
69,861 Rallis India Ltd 164
3,430 e Ramaco Resources, Inc 30
957,425 Ramelius Resources Ltd 810
62,215 Ramkrishna Forgings Ltd 218
1,491 * Ranpak Holdings Corp 8
60,963 Rashtriya Chemicals & Fertilizers Ltd 71
26,741 Ratnamani Metals & Tubes Ltd 646
6,224 * Rayonier Advanced Materials, Inc 39
38,007 e Recticel S.A. 709
733,714 Regis Resources Ltd 1,017
246,079 Reliance Steel & Aluminum Co 63,178
185,383 Rengo Co Ltd 1,204
34,481 Rhi Magnesita India Ltd 265
23,950 Rhi Magnesita NV 664
298,448 Rio Tinto Ltd 23,980
1,320,859 Rio Tinto plc 89,657
55,751 Riyadh Cement Co 475
619,024 Rongsheng Petro Chemical Co Ltd 1,364
12,742 Rossari Biotech Ltd 93
81,100 e Royal Bafokeng Platinum Ltd 653
61,146 Royal Gold, Inc 7,931
5,986 RPM International, Inc 522
163,325 Ryerson Holding Corp 5,942
98,639 e Sa des Ciments Vicat 2,960
203,131 SABIC Agri-Nutrients Co 6,925

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
346,875 * Sabina Gold & Silver Corp $ 526
346,881 Sahara International Petrochemical Co 3,520
32,600 Sakata INX Corp 256
29,676 Salzgitter AG. 1,175
15,720 Samsung Fine Chemicals Co Ltd 707
41,000 San Fu Chemical Co Ltd 176
457,497 Sandfire Resources NL 1,942
424,821 e Sandstorm Gold Ltd 2,471
8,411 Sanyo Chemical Industries Ltd 272
21,106 Sanyo Special Steel Co Ltd 392
528,777 e Sappi Ltd 1,360
10,250 Sarda Energy & Minerals Ltd 133
419,240 * Sasa Polyester Sanayi AS 2,195
544,137 Sasol Ltd 7,353
809,776 * Saudi Arabian Mining Co 13,898
859,867 Saudi Basic Industries Corp 20,750
69,817 Saudi Cement Co 1,044
347,445 Saudi Industrial Investment Group 2,320
699,917 * Saudi Kayan Petrochemical Co 2,264
7,134,031 *,e Sayona Mining Ltd 993
1,121,700 SCG Packaging PCL 1,521
67,424 Schnitzer Steel Industries, Inc (Class A) 2,097
92,121 Schweitzer-Mauduit International, Inc 1,978
664,000 Scientex BHD 520
33,360 e Scotts Miracle-Gro Co (Class A) 2,327
60,360 * Seabridge Gold, Inc 779
7,230 Seah Besteel Corp 126
1,415 SeAH Steel Corp 158
2,171,901 Sealed Air Corp 99,712
8,218,300 *,† Sekawan Intipratama Tbk PT 0^
10,829 Semapa-Sociedade de Investimento e Gestao 161
2,024 Sensient Technologies Corp 155
831,204 Sesa Sterlite Ltd 2,784
1,684,000 Sesoda Corp 2,366
584,600 Shandong Chenming Paper Holdings Ltd (Class B) 170
211,468 Shandong Gold Mining Co Ltd - A 678
743,005 e,g Shandong Gold Mining Co Ltd - H 1,510
128,207 Shandong Hualu Hengsheng Chemical Co Ltd 658
819,866 Shandong Nanshan Aluminum Co Ltd 405
142,211 Shandong Sun Paper Industry JSC Ltd 252
16,400 Shandong Weifang Rainbow Chemical Co Ltd 163
453,200 Shanghai Chlor-Alkali Chemical Co Ltd 294
64,764 Shanghai Putailai New Energy Technology Co Ltd 471
414,100 * Shanghai Zhongyida Co Ltd 196
226,629 Shanxi Meijin Energy Co Ltd 303
513,963 Shanxi Taigang Stainless Steel Co Ltd 325
35,775 Sharda Cropchem Ltd 214
45,400 Shenghe Resources Holding Co Ltd 94
37,848 Shenzhen Capchem Technology Co Ltd 270
6,000 Shenzhen Dynanonic Co Ltd 166
75,660 Shenzhen Senior Technology Material Co Ltd 212
51,300 Shenzhen YUTO Packaging Technology Co Ltd 208
228,759 Sherwin-Williams Co 51,418
154,000 * Shihlin Paper Corp 221
31,000 Shikoku Chemicals Corp 329
663,000 Shin-Etsu Chemical Co Ltd 21,522
61,203 Shin-Etsu Polymer Co Ltd 692
1,221,000 Shinkong Synthetic Fibers Corp 724
78,000 Shiny Chemical Industrial Co Ltd 317
167,600 Showa Denko KK 2,767
10,075 Shree Cement Ltd 3,217
750,183 Siam Cement PCL 6,920

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
86,800 Siam City Cement PCL $ 354
2,714,831 e Sibanye Stillwater Ltd 5,606
590,300 Sichuan Hebang Biotechnology Co Ltd 257
56,400 Sichuan Yahua Industrial Group Co Ltd 174
314,541 e SIG Combibloc Group AG. 8,104
52,380 e Sika AG. 14,692
505,325 Silgan Holdings, Inc 27,121
945,939 * Silver Lake Resources Ltd 738
195,219 Silvercorp Metals, Inc 742
139,500 *,e SilverCrest Metals, Inc 992
156,607 Sims Ltd 1,633
1,490,000 e Sinofert Holdings Ltd 188
87,300 Sinoma Science & Technology Co Ltd 307
27,820 Sinomine Resource Group Co Ltd 285
307,000 Sinon Corp 383
824,167 Sinopec Shanghai Petrochemical Co Ltd (Class A) 405
9,856 SK Chemicals Co Ltd 565
21,130 *,g SK IE Technology Co Ltd 1,166
18,569 SKC Co Ltd 1,641
66,170 * Skeena Resources Ltd 405
24,406 Skshu Paint Co Ltd 413
855,818 Smurfit Kappa Group plc 31,041
137,799 Sociedad Quimica y Minera de Chile S.A. (Class B) 11,073
42,153 SOL S.p.A. 1,126
491,000 Solar Applied Materials Technology Co 592
25,781 Solar Industries India Ltd 1,192
31,921 *,e Solaris Resources, Inc 155
1,285,132 *,e SolGold plc 306
51,336 Solvay S.A. 5,871
99,423 Sonoco Products Co 6,065
3,530 Soulbrain Co Ltd 643
3,642,571 South32 Ltd 10,675
280,149 South32 Ltd (W/I) 825
98,698 Southern Copper Corp 7,526
64,042 Southern Province Cement Co 854
137,666 SRF Ltd 4,051
332,177 Ssab Svenskt Stal AB (Series A) 2,454
1,770,387 Ssab Svenskt Stal AB (Series B) 12,655
387,889 SSR Mining, Inc 5,865
761,007 e SSR Mining, Inc 11,509
148,088 Steel Dynamics, Inc 16,743
35,973 Stelco Holdings, Inc 1,393
51,045 Stella-Jones, Inc 1,956
23,598 Stepan Co 2,431
2,735 STO AG. 506
226,199 Stora Enso Oyj (R Shares) 2,943
103,300 Straits Trading Co Ltd 173
34,512 Sumitomo Bakelite Co Ltd 1,351
1,376,400 e Sumitomo Chemical Co Ltd 4,634
94,336 Sumitomo Chemical India Ltd 490
241,901 Sumitomo Metal Mining Co Ltd 9,256
29,021 e Sumitomo Osaka Cement Co Ltd 818
573,019 * Summit Materials, Inc 16,325
1,042,126 SunCoke Energy, Inc 9,358
60,829 Supreme Industries Ltd 1,863
64,386 Supreme Petrochem Ltd 291
8,609,900 Surya Esa Perkasa Tbk PT 543
695,317 Suzano SA 5,707
15,417 * Suzhou TA&A Ultra Clean Technology Co Ltd 115
630,524 e Svenska Cellulosa AB (B Shares) 8,304
220,647 Sylvamo Corp 10,207
254,787 Symrise AG. 27,727

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
613,930 * Syrah Resources Ltd $ 760
35,100 e T Hasegawa Co Ltd 790
1,469,620 TA Chen Stainless Pipe 2,202
269 Taekwang Industrial Co Ltd 149
110,300 Taiheiyo Cement Corp 2,073
3,008,145 Taiwan Cement Corp 3,598
2,476,000 Taiwan Fertilizer Co Ltd 4,561
331,000 Taiwan Hon Chuan Enterprise Co Ltd 1,059
32,600 Taiyo Ink Manufacturing Co Ltd 618
167,119 Taiyo Nippon Sanso Corp 3,019
13,755 e Takasago International Corp 272
26,914 e Takiron Co Ltd 100
165,800 Tangshan Jidong Cement Co Ltd 209
248,216 *,e Taseko Mines Ltd 411
133,907 Tata Chemicals Ltd 1,588
6,898,555 * Tata Steel Ltd 8,813
6,430 Tatva Chintan Pharma Chem Ltd 131
567,725 e Teck Cominco Ltd 20,730
102,576 Teck Resources Ltd 3,744
173,400 Teijin Ltd 1,830
13,100 e Tenma Corp 233
21,979 * Tessenderlo Chemie NV 687
2,876,430 ThyssenKrupp AG. 20,715
1,560,000 e Tiangong International Co Ltd 502
86,800 Tianqi Lithium Corp 956
157,700 Tianshan Aluminum Group Co Ltd 174
42,900 * Tibet Summit Resources Co Ltd 143
638,816 * Tietto Minerals Ltd 288
1,604 * TimkenSteel Corp 29
677,000 Tipco Asphalt PCL 388
38,507 Titan Cement International S.A. 613
582,400 TOA Paint Thailand PCL 529
86,403 Toagosei Co Ltd 806
30,524 e Toho Titanium Co Ltd 510
194,229 Tokai Carbon Co Ltd 1,855
4,100 Tokushu Tokai Holdings Co Ltd 91
58,741 e Tokuyama Corp 936
32,514 Tokyo Ohka Kogyo Co Ltd 1,897
231,904 e Tokyo Steel Manufacturing Co Ltd 2,395
867,000 Ton Yi Industrial Corp 552
103,978 Tongkun Group Co Ltd 217
719,500 Tongling Nonferrous Metals Group Co Ltd 337
1,360,981 Toray Industries, Inc 7,786
280,322 * Torex Gold Resources, Inc 4,665
736,300 Tosoh Corp 10,006
5,400 e Toyo Gosei Co Ltd 370
26,700 Toyo Ink Manufacturing Co Ltd 415
125,100 e Toyo Seikan Kaisha Ltd 1,729
73,448 Toyobo Co Ltd 578
5,268,000 TPI Polene PCL 247
67,418 e Transcontinental, Inc 700
944 Tredegar Corp 9
1,444 Trimas Corp 40
123 Trinseo plc 3
41,338 e Triple Flag Precious Metals Corp 616
738,777 Tronox Holdings plc 10,624
590,000 TSRC Corp 548
1,077,990 Tung Ho Steel Enterprise Corp 1,986
40,271 * Turpaz Industries Ltd 137
328,143 e UACJ Corp 6,561
310,926 UBE Industries Ltd 4,830
96,290 Ultra Tech Cement Ltd 8,948

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
48,114 Umicore S.A. $ 1,632
66,453 Uniao de Industrias Petroquimicas S.A. 918
4,106 Unid Co Ltd 246
17 United States Lime & Minerals, Inc 3
133,799 United States Steel Corp 3,492
400,000 Universal Cement Corp 349
727,000 UPC Technology Corp 345
474,699 UPL Ltd 4,153
313,213 *,e UPM-Kymmene Oyj 10,520
129,890 Usha Martin Ltd 340
779,000 USI Corp 680
434,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 625
6,414,810 Vale S.A. 101,618
2,107 Valhi, Inc 37
311,344 Valvoline, Inc 10,878
70,605 g Verallia S.A. 3,007
20,614 Vetropack Holding AG. 1,039
32,102 * Victoria Gold Corp 213
81,650 Victrex plc 1,612
46,771 Vidrala S.A. 5,122
43,135 Vinati Organics Ltd 951
162,492 Voestalpine AG. 5,525
94,076 *,e Vulcan Energy Resources Ltd 359
38,253 Vulcan Materials Co 6,563
36,622 Vulcan Steel Ltd 188
192,296 Wanhua Chemical Group Co Ltd 2,680
1,389 Warrior Met Coal, Inc 51
37,289 Weihai Guangwei Composites Co Ltd 277
121,822 Welspun-Gujarat Stahl Ltd 298
133,764 * Wesdome Gold Mines Ltd 766
966,070 * West African Resources Ltd 618
2,728,000 West China Cement Ltd 334
30,238 West Coast Paper Mills Ltd 196
57,192 West Fraser Timber Co Ltd 4,079
24,823 Western Superconducting Technologies Co Ltd 295
274,580 Westlake Chemical Corp 31,846
23,565 WestRock Co 718
530,853 Wheaton Precious Metals Corp 25,567
83,759 e Wheaton Precious Metals Corp 4,034
107,695 Wienerberger AG. 3,118
30,286 Winpak Ltd 962
55,882 Worthington Industries, Inc 3,613
47,700 *,e W-Scope Corp 454
75,615 Xiamen Tungsten Co Ltd 224
175,800 Xinjiang Zhongtai Chemical Co Ltd 186
91,199 Yamama Cement Co 748
925,628 Yamana Gold, Inc 5,397
145,405 Yamato Kogyo Co Ltd 5,878
69,993 Yanbu Cement Co 654
261,508 Yanbu National Petrochemical Co 2,947
132,785 Yara International ASA 5,771
366,000 Yeun Chyang Industrial Co Ltd 356
975,150 Yieh Phui Enterprise 504
174,623 Yintai Gold Co Ltd 334
14,955 e Yodogawa Steel Works Ltd 308
21,200 YongXing Special Materials Technology Co Ltd 260
9,732 Youlchon Chemical Co Ltd 305
379 Young Poong Corp 169
14,400 * Youngy Co Ltd 159
1,156,000 Yuen Foong Yu Paper Manufacturing Co Ltd 1,011
348,200 Yule Catto & Co plc 505

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
171,700 Yunnan Aluminium Co Ltd $ 340
49,684 Yunnan Energy New Material Co Ltd 824
87,600 Yunnan Tin Co Ltd 189
105,100 * Yunnan Yuntianhua Co Ltd 325
112,100 Zangge Mining Co Ltd 395
122,716 e Zeon Corp 1,301
1,163,500 e Zhaojin Mining Industry Co Ltd 1,764
85,978 Zhejiang Huayou Cobalt Co Ltd 689
190,536 Zhejiang Juhua Co Ltd 490
202,020 Zhejiang Satellite Petrochemical Co Ltd 470
35,000 Zhejiang Yongtai Technology Co Ltd 107
72,000 Zibo Qixiang Tengda Chemical Co Ltd 75
68,405 Zignago Vetro S.p.A. 1,331
5,585,232 Zijin Mining Group Co Ltd 9,318
1,259,216 Zijin Mining Group Co Ltd (Class A) 2,263
TOTAL MATERIALS 5,471,561
MEDIA & ENTERTAINMENT - 5.3%
635,920 Activision Blizzard, Inc 54,428
299,734 * Adevinta ASA 2,128
17,362 * Advantage Solutions, Inc 27
47,589 * Affle India Ltd 574
7,335 AfreecaTV Co Ltd 482
12,660,000 *,e Alibaba Pictures Group Ltd 822
8,584,713 * Alphabet, Inc (Class A) 890,492
8,857,321 * Alphabet, Inc (Class C) 921,161
41,032 * Altice USA, Inc 140
416,234 *,e AMC Entertainment Holdings, Inc 2,085
73 * AMC Networks, Inc 1
16,379 Arabian Contracting Services Co 534
147,636 Arnoldo Mondadori Editore S.p.A. 313
439,604 * Ascential plc 1,307
782,200 Astro Malaysia Holdings BHD 123
67,023 Atresmedia Corp de Medios de Comunicacion S.A. 253
2,250,739 g Auto Trader Group plc 17,168
37,623 Autohome, Inc (ADR) 1,259
35,259 e Avex Group Holdings, Inc 399
8,373,848 * Baidu, Inc 157,774
15,348 * Baidu, Inc (ADR) 2,316
1,056,000 BEC World PCL (Foreign) 265
129,857 Beijing Enlight Media Co Ltd 168
20,018 *,e Believe S.A. 211
110,400 *,e Bengo4.com, Inc 2,025
27,053 * Better Collective A.S. 526
173,028 * Bilibili, Inc 4,071
910,363 e Bollore 5,628
294,880 * Borussia Dortmund GmbH & Co KGaA 1,313
628 * Boston Omaha Corp 15
982,960 Brightcom Group Ltd 176
78,740 * Bumble, Inc 1,539
26,200 *,e Bushiroad, Inc 153
4,910 Cable One, Inc 3,447
160,200 Capcom Co Ltd 5,734
7,902 *,e Cardlytics, Inc 27
2,111 * Cargurus, Inc 39
2,041 * Cars.com, Inc 39
853,262 carsales.com Ltd 12,752
31,437 CD Projekt Red S.A. 814
186,840 * Charter Communications, Inc 66,816
61,481 Cheil Communications, Inc 881
161,865 *,† Chennai Super Kings Cricket Ltd 14

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
408,558 *,e,g China Literature Ltd $ 2,110
2,608 *,e Cinemark Holdings, Inc 39
70,979 *,e Cineplex Galaxy Income Fund 464
25,963 * CJ CGV Co Ltd 311
10,440 CJ O Shopping Co Ltd 692
750,731 *,e Clear Channel 901
1,294,000 e CMGE Technology Group Ltd 381
14,973 Cogeco Communications, Inc 729
5,716 Cogeco, Inc 257
67,518 * COLOPL, Inc 305
7,186 Com2uSCorp 403
8,713,825 Comcast Corp (Class A) 330,341
2,785,400 * Converge ICT Solutions, Inc 658
227,089 e Corus Entertainment, Inc 289
264,648 * CTS Eventim AG. 16,545
633 * Cumulus Media Inc 2
379,700 e CyberAgent, Inc 3,217
226,574 Cyfrowy Polsat S.A. 880
76,462 Daiichikosho Co Ltd 1,264
41 * Daily Journal Corp 12
8,606 * Danawa Co Ltd 91
83,111 *,e Dena Co Ltd 1,136
194,300 Dentsu, Inc 6,849
3,734 * Devsisters Co Ltd 164
837 * DHI Group, Inc 3
974 e Digital Bros S.p.A 22
21,900 Direct Marketing MiX, Inc 225
243,304 * DISH Network Corp (Class A) 2,270
219,482 e Domain Holdings Australia Ltd 521
99,224 * DouYu International Holdings Ltd (ADR) 118
3,836 Echo Marketing, Inc 37
173,349 Electronic Arts, Inc 20,880
674,278 *,e Embracer Group AB 3,161
567 Entravision Communications Corp (Class A) 3
163,985 e Eutelsat Communications 1,094
106,665 EVENT Hospitality and Entertainment Ltd 874
139,017 *,e Eventbrite Inc 1,193
4,957 * EW Scripps Co (Class A) 47
3,834,000 *,†,e Fire Rock Holdings Ltd 205
439,000 * Flowing Cloud Technology Ltd 150
1,012,207 Focus Media Information Technology Co Ltd 1,011
14,303 Fox Corp (Class A) 487
116,967 Fox Corp (Class B) 3,662
1,675,975 *,e fuboTV, Inc 2,028
37,300 Fuji Television Network, Inc 337
336,874 Future plc 4,842
25,509 * Gannett Co, Inc 48
3,570 G-bits Network Technology Xiamen Co Ltd 247
127,264 Gray Television, Inc 1,110
51,750 Gree, Inc 271
2,254,729 e Grupo Televisa S.A. 2,386
4,449,750 e Grupo Televisa SAB (ADR) 23,539
41,643 * GungHo Online Entertainment Inc 763
213,700 Hakuhodo DY Holdings, Inc 2,423
135,800 e Hello Group, Inc (ADR) 1,236
80,770 e Hemnet Group AB 1,359
4,988,000 *,e HengTen Networks Group Ltd 1,304
4,754,301 *,e HUYA, Inc (ADR) 17,163
17,285 * HYBE Co Ltd 2,524
63,065 * IAC 3,254
453,706 * iClick Interactive Asia Group Ltd (ADR) 1,543

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
798,800 *,g iDreamSky Technology Holdings Ltd $ 443
886,000 IGG, Inc 348
10,495 * iHeartMedia, Inc 41
670 *,e Imax Corp 13
65,750 Info Edge India Ltd 2,991
18,553 e Infocom Corp 329
1,572,420 Informa plc 13,478
9,598 Innocean Worldwide, Inc 300
18,638 *,e Innovid Corp 26
883 *,e Integral Ad Science Holding Corp 13
316,000 International Games System Co Ltd 5,960
257,733 Interpublic Group of Cos, Inc 9,598
39,226 IPSOS 2,431
1,330,306 * IQIYI, Inc (ADR) 9,685
3,565,573 ITV plc 3,662
59,902 * JC Decaux S.A. 1,256
904 John Wiley & Sons, Inc (Class A) 35
1,261,000 *,e Joy Spreader Interactive Technology Ltd 188
22,816 JOYY, Inc (ADR) 711
23,699 * Just Dial Ltd 172
1,109,327 *,e Juventus Football Club S.p.A. 399
27,308 JYP Entertainment Corp 1,632
88,324 e Kadokawa Dwango Corp 1,886
1,841,032 *,e Kahoot! AS. 4,254
129,900 e Kakaku.com, Inc 1,783
153,884 Kakao Corp 7,288
32,130 * Kakao Games Corp 1,041
175,600 *,e Kanzhun Ltd (ADR) 3,342
12,215 *,e Kinepolis Group NV 628
924,710 Kingsoft Corp Ltd 4,546
107,540 e Koei Tecmo Holdings Co Ltd 1,944
86,000 Konami Corp 3,947
27,052 *,g Krafton, Inc 3,848
1,636,300 *,g Kuaishou Technology 12,582
828 * Liberty Braves Group (Class C) 28
3,055 Liberty Broadband Corp (Class A) 251
105,059 * Liberty Broadband Corp (Class C) 8,583
17,682 * Liberty Media Group (Class A) 1,194
250,795 * Liberty Media Group (Class C) 18,767
63,468 * Liberty SiriusXM Group (Class A) 1,783
129,372 * Liberty SiriusXM Group (Class C) 3,621
128,082 *,e Lions Gate Entertainment Corp (Class A) 1,418
5,087 * Lions Gate Entertainment Corp (Class B) 53
79,459 * Live Nation, Inc 5,562
26,464 e M6-Metropole Television 429
38,377 Madison Square Garden Co 7,478
880 * Madison Square Garden Entertainment Corp 52
1,275,332 * Magnite, Inc 11,810
713,100 Major Cineplex Group PCL (Foreign) 353
101,422 Mango Excellent Media Co Ltd 550
372,800 *,e,g Maoyan Entertainment 401
813 e Marcus Corp 13
866,499 * Match Group, Inc 33,265
7,194,900 * Media Nusantara Citra Tbk PT 284
34,955 e Mediaset Espana Comunicacion SA 114
2,131,500 *,e,g Meitu, Inc 715
5,104,985 * Meta Platforms, Inc 1,081,950
762,964 e MFE-MediaForEurope NV 351
333,502 e MFE-MediaForEurope NV 228
37,890 Mixi Inc 762
474,000 *,e,g Mobvista, Inc 252

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
84,687 Modern Times Group MTG AB $ 616
527,405 Moneysupermarket.com Group plc 1,620
351,345 MultiChoice Group Ltd 2,434
64,609 Naver Corp 10,124
15,799 * Nazara Technologies Ltd 100
7,874 NCsoft 2,256
10,837 * Neowiz 336
227,000 NetDragon Websoft, Inc 399
1,894,230 NetEase, Inc 33,439
148,997 e NetEase, Inc (ADR) 13,177
613,310 * Netflix, Inc 211,886
8,671 g Netmarble Corp 445
206,936 * Network 18 Media & Investments Ltd 137
133,161 New York Times Co (Class A) 5,177
311,274 News Corp (Class A) 5,376
100,824 News Corp (Class B) 1,757
834,000 Nexon Co Ltd 19,915
25,703 * Nexon Games Co Ltd 369
30,485 Nexstar Media Group Inc 5,264
83,665 Next Fifteen Communications Group plc 865
18,689 * NHN Corp 379
1,377,229 Nine Entertainment Co Holdings Ltd 1,831
1,794,090 Nintendo Co Ltd 69,685
42,300 Nippon Television Network Corp 365
70,603 * Nordic Entertainment Group AB 1,805
724,710 Omnicom Group, Inc 68,369
923,800 * One Enterprise Public Co Ltd 153
429,950 oOh!media Ltd 469
12,583 * Outbrain, Inc 52
27,580 Paradox Interactive AB 687
8,156 Paramount Global (Class A) 211
577,254 Paramount Global (Class B) 12,879
14,014 * Pearl Abyss Corp 503
668,809 Pearson plc 6,999
41,634 Perfect World Co Ltd 103
38,434 * Perion Network Ltd 1,498
548,865 * Pinterest, Inc 14,968
2,263,300 Plan B Media PCL 567
1,356 *,e Playstudios, Inc 5
76,716 * Playtika Holding Corp 864
94,300 *,e PR Times, Inc 1,340
171,365 ProSiebenSat. Media AG. 1,746
298,385 Publicis Groupe S.A. 23,292
879 * PubMatic, Inc 12
66,739 * PVR Ltd 1,249
142,378 Quebecor, Inc 3,520
1,657 * QuinStreet, Inc 26
2,706 * Quotient Technology, Inc 9
40,132 REA Group Ltd 3,742
234,522 RELX plc 7,596
797,154 Rightmove plc 5,549
795,881 * ROBLOX Corp 35,799
118,499 *,e Roku, Inc 7,800
45,669 g Rovio Entertainment Oyj 387
483,600 RS PCL 215
357,964 * S4 Capital plc 718
71,563 e Sanoma-WSOY Oyj 628
64,820 Saregama India Ltd 261
33,891 * Saudi Research & Marketing Group 1,785
75,002 Schibsted ASA 1,273
92,325 Schibsted ASA (B Shares) 1,484

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
926 Scholastic Corp $ 32
243,126 g Scout24 AG. 14,461
1,212,470 * Sea Ltd (ADR) 104,939
255,255 Seek Ltd 4,126
33,400 Septeni Holdings Co Ltd 91
365,998 SES S.A. 2,403
441,869 Shaw Communications, Inc (B Shares) 13,222
8,701 e Shochiku Co Ltd 752
207,377 Shutterstock, Inc 15,056
115,200 e Sinclair Broadcast Group, Inc (Class A) 1,977
44,748 e Sirius XM Holdings, Inc 178
10,508 *,e Skillz, Inc 6
1,036,000 Sky Perfect Jsat Corp 4,046
11,453 SM Entertainment Co 826
617,600 *,†,e SMI Holdings Group Ltd 1
48,410 Societe Television Francaise 1 428
31,000 Soft-World International Corp 94
17,800 *,e Sohu.com Ltd (ADR) 262
120,386 * Spotify Technology S.A. 16,086
25,600 Square Enix Co Ltd 1,230
2,415 * Stagwell, Inc 18
2,187,379 * Stillfront Group AB 4,232
32,160 Stroer Out-of-Home Media AG. 1,699
12,258 * Studio Dragon Corp 667
75,084 Sun TV Network Ltd 381
20,124,700 Surya Citra Media Tbk PT 253
179,722 *,e Taboola.com Ltd 489
209,870 * Take-Two Interactive Software, Inc 25,037
2,450 Tamedia AG. 287
99,226 * Team17 Group plc 465
571 * TechTarget, Inc 21
137,927 TEGNA, Inc 2,332
41,291 Telenet Group Holding NV 939
11,820,125 Tencent Holdings Ltd 577,641
355,797 * Tencent Music Entertainment (ADR) 2,946
651 *,e Thryv Holdings, Inc 15
8,400 e Toei Animation Co Ltd 839
5,584 e Toei Co Ltd 724
101,900 Toho Co Ltd 3,907
27,300 Tokyo Broadcasting System, Inc 393
129,200 *,e Tongdao Liepin Group 169
374,992 * Trade Desk, Inc 22,841
96,885 *,e Tremor International Ltd 251
234,671 Trinity Mirror plc 218
172,395 * TripAdvisor, Inc 3,424
3,162 * TrueCar, Inc 7
255,232 *,g Trustpilot Group plc 279
15,151 TV Asahi Corp 173
480,108 * TV18 Broadcast Ltd 168
258,771 * Ubisoft Entertainment 6,897
1,690,840 Universal Music Group NV 42,820
292 *,e Urban One, Inc 2
419 * Urban One, Inc 2
10,958 ValueCommerce Co Ltd 141
32,335 Vector, Inc 373
4,280,800 VGI PCL 492
468,500 * Vimeo, Inc 1,794
2,656 * Vinco Ventures, Inc 1
1,677,904 Vivendi Universal S.A. 16,966
639 *,e Vivid Seats, Inc 5
2,890,185 * Walt Disney Co 289,394

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
144,300 * Wanda Film Holding Co Ltd $ 300
2,023,700 * Warner Bros Discovery, Inc 30,558
9,693 Webzen, Inc 127
833,267 * Weibo Corp (ADR) 16,715
17,901 e WeMade Entertainment Co Ltd 698
1,061,741 * West Australian Newspapers Holdings Ltd 296
734 *,e WideOpenWest, Inc 8
36,820 e World Wrestling Entertainment, Inc (Class A) 3,360
1,187,803 WPP plc 14,112
125,723 Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd 520
26,022 * Wysiwyg Studios Co Ltd 315
193,400 * XD, Inc 662
52,537 * Yelp, Inc 1,613
14,469 YG Entertainment, Inc 635
218,812 YouGov plc 2,447
2,423,100 Z Holdings Corp 6,871
816,944 ZEE Telefilms Ltd 2,113
19,150 Zenrin Co Ltd 121
515,613 * Zhejiang Century Huatong Group Co Ltd 452
175,394 * Ziff Davis Inc 13,689
1,665 * ZipRecruiter, Inc 27
721,699 * ZoomInfo Technologies, Inc 17,833
TOTAL MEDIA & ENTERTAINMENT 5,811,791
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
77,301 * 10X Genomics, Inc 4,313
1,275 * 2seventy bio, Inc 13
755,151 g 3SBio, Inc 752
3,470 * 4D Molecular Therapeutics, Inc 60
33,648 Aarti Drugs Ltd 139
15,220 *,e AB Science S.A. 94
3,755,656 AbbVie, Inc 598,539
471,197 * Abcam plc (ADR) 6,342
7,328 *,e AbCellera Biologics, Inc 55
238,984 * ABLBio, Inc 3,930
21,009 *,e Absci Corp 37
199,204 * Acadia Pharmaceuticals, Inc 3,749
1,672 * Aclaris Therapeutics, Inc 14
24,725 *,e Adagio Therapeutics, Inc 30
123,724 * Adaptive Biotechnologies Corp 1,093
74,914 Adcock Ingram Holdings Ltd 216
113,209 AddLife AB 1,028
964 *,e Adicet Bio, Inc 6
350,000 Adimmune Corp 454
2,564,291 * ADMA Biologics, Inc 8,488
1,918 * Aerovate Therapeutics, Inc 39
119,421 * Agenus, Inc 182
343,935 Agilent Technologies, Inc 47,580
1,856 * Agios Pharmaceuticals, Inc 43
39,343 Ajanta Pharma Ltd 579
1,601 * Akero Therapeutics, Inc 61
1,333,000 *,e,g Akeso, Inc 6,883
1,334 * Alector, Inc 8
64,664 Alembic Pharmaceuticals Ltd 391
125,443 * ALK-Abello A.S. 1,946
546,712 * Alkermes plc 15,412
611,213 e Alliance Pharma plc 520
2,713 *,e Allogene Therapeutics, Inc 13
1,065 *,e Allovir, Inc 4
67,822 Almirall S.A. 632
220,609 * Alnylam Pharmaceuticals, Inc 44,192

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
5,293 *,e Alpha Teknova, Inc $ 16
377,000 *,e,g Alphamab Oncology 632
292 *,e Alpine Immune Sciences, Inc 2
34,899 * Alteogen, Inc 1,074
1,992,137 *,e Altimmune, Inc 8,407
736 *,e ALX Oncology Holdings, Inc 3
653,179 Amgen, Inc 157,906
14,401 * Amicus Therapeutics, Inc 160
16,748 * Amneal Pharmaceuticals, Inc 23
784 * Amphastar Pharmaceuticals, Inc 29
339,413 *,e Amylyx Pharmaceuticals, Inc 9,958
689 *,e AnaptysBio, Inc 15
429 * ANI Pharmaceuticals, Inc 17
78,276 * Anika Therapeutics, Inc 2,248
361,500 *,g Antengene Corp Ltd 134
64,788 *,e Apellis Pharmaceuticals, Inc 4,273
32,971 Apeloa Pharmaceutical Co Ltd 102
1,701 *,e Arbutus Biopharma Corp 5
172 *,e Arcellx, Inc 5
1,504 * Arcturus Therapeutics Holdings, Inc 36
1,749 * Arcus Biosciences, Inc 32
53,148 * Argenx SE 19,737
1,123 * Argenx SE 415
5,048 * Arrowhead Pharmaceuticals Inc 128
1,069 * Arvinas, Inc 29
143,000 *,e,g Ascentage Pharma Group International 406
444,000 *,e,g Ascletis Pharma, Inc 141
314,640 Aspen Pharmacare Holdings Ltd 3,253
1,193,920 Astellas Pharma, Inc 16,962
11,301 AstraZeneca Pharma India Ltd 448
3,282,438 AstraZeneca plc 454,796
1,781,818 AstraZeneca plc (ADR) 123,676
7,662 Asymchem Laboratories Tianjin Co Ltd 149
724,681 * Atara Biotherapeutics, Inc 2,102
2,598 * Atea Pharmaceuticals, Inc 9
1,190 * Athira Pharma, Inc 3
1,106,423 *,e Aurinia Pharmaceuticals, Inc 12,126
118,390 Aurobindo Pharma Ltd 748
346,205 *,e Aurora Cannabis, Inc 241
1,269,661 * Avantor, Inc 26,841
2,155 * Avid Bioservices, Inc 40
1,664 * Avidity Biosciences, Inc 26
1,795 *,e Axsome Therapeutics, Inc 111
34,134 e Bachem Holding AG. 3,433
11,130 *,e Basilea Pharmaceutica 610
279,007 * Bausch Health Cos, Inc 2,261
68,277 * Bavarian Nordic AS 1,967
4,023,623 Bayer AG. 257,036
2,136 *,e Beam Therapeutics, Inc 65
303,900 * BeiGene Ltd 5,058
13,200 * BeiGene Ltd (ADR) 2,845
205,000 e Beijing Tong Ren Tang Chinese Medicine Co Ltd 352
40,600 Beijing Tongrentang Co Ltd 326
31,775 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 537
71,254 * BELLUS Health, Inc 512
18,067 * Berkeley Lights, Inc 21
13,061 Betta Pharmaceuticals Co Ltd 112
12,220 BGI Genomics Co Ltd 123
31,750 *,g BioArctic AB 771
398,114 Biocon Ltd 1,001
128,047 * BioCryst Pharmaceuticals, Inc 1,068

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
133,925 BioGaia AB $ 1,183
137,337 * Biogen, Inc 38,184
688 * Biohaven Ltd 9
228,252 * BioMarin Pharmaceutical, Inc 22,195
30,396 *,e Bionano Genomics, Inc 34
19,907 * Bioneer Corp 669
152,347 BioNTech SE (ADR) 18,978
31,210 * Bio-Rad Laboratories, Inc (Class A) 14,950
66,618 Biotage AB 850
132,572 Bio-Techne Corp 9,836
657 *,e Bioxcel Therapeutics Inc 12
306,000 Blau Farmaceutica S.A. 1,455
25,748 Bloomage Biotechnology Corp Ltd 425
2,447 * Bluebird Bio, Inc 8
2,033 * Blueprint Medicines Corp 91
5,035 Boiron S.A. 217
52,520 *,g BoneSupport Holding AB 422
32,000 Bora Pharmaceuticals Co Ltd 778
160,697 Boryung Pharmaceutical Co Ltd 1,079
200,896 * Bridgebio Pharma, Inc 3,331
164,000 *,e Brii Biosciences Ltd 90
4,566,072 Bristol-Myers Squibb Co 316,474
56,641 * Brooks Automation, Inc 2,527
91,152 Bruker BioSciences Corp 7,186
57,634 Bukwang Pharmaceutical Co Ltd 356
1,438 * C4 Therapeutics, Inc 5
34,483 *,e Calliditas Therapeutics AB 418
57,690 * Camurus AB 1,222
290,259 *,e Canopy Growth Corp (Toronto) 509
56,811 Caplin Point Laboratories Ltd 413
1,531 * Cara Therapeutics, Inc 8
1,036 * CareDx, Inc 9
2,619 Caregen Co Ltd 395
1,842 *,e Caribou Biosciences, Inc 10
72,000 *,e,g CARsgen Therapeutics Holdings Ltd 117
1,835 *,e Cassava Sciences, Inc 44
306,444 * Catalent, Inc 20,136
5,725 * Catalyst Pharmaceuticals, Inc 95
3,287 * Celldex Therapeutics, Inc 118
28,469 *,† Cellivery Therapeutics, Inc 73
7,500 *,e CellSource Co Ltd 177
7,849 * Celltrion Pharm Inc 503
96,368 Celltrion, Inc 11,139
24,199 *,e Celularity, Inc 15
428,947 Center Laboratories, Inc 652
682 *,e Century Therapeutics, Inc 2
2,096 *,e Cerevel Therapeutics Holdings, Inc 51
11,714 Changchun High & New Technology Industry Group, Inc 279
39,289 * Charles River Laboratories International, Inc 7,929
16,640 * Chemometec A.S. 957
482,094 *,e Chimerix, Inc 607
3,779,000 China Grand Pharmaceutical and Healthcare Holdings Ltd 2,166
1,027,660 China Medical System Holdings Ltd 1,621
1,528,500 g China Resources Pharmaceutical Group Ltd 1,209
188,420 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 1,575
663,000 China Shineway Pharmaceutical Group Ltd 624
197,334 * Chinook Therapeutics, Inc 4,568
18,432 Chong Kun Dang Pharmaceutical Corp 1,100
44,780 Chongqing Zhifei Biological Products Co Ltd 535
14,617 Choongwae Pharma Corp 234
503,100 Chugai Pharmaceutical Co Ltd 12,423

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
239,381 Cipla Ltd $ 2,627
3,266,000 e CK Life Sciences International Holdings, Inc 317
39,904 e Clinuvel Pharmaceuticals Ltd 519
857,480 * Codexis, Inc 3,550
2,179 * Cogent Biosciences, Inc 24
16,811 * Collegium Pharmaceutical, Inc 403
326,689 *,e Columbia Care, Inc 172
3,251 *,e Corcept Therapeutics, Inc 70
8,108 e COSMO Pharmaceuticals NV 503
1,540 * Crinetics Pharmaceuticals, Inc 25
189,422 *,e Cronos Group, Inc 364
1,317 * CryoPort, Inc 32
396,158 CSL Ltd 76,724
32,992,054 CSPC Pharmaceutical Group Ltd 32,343
637,500 *,e,g CStone Pharmaceuticals 289
2,541 *,e CTI BioPharma Corp 11
1,015 *,e Cullinan Oncology, Inc 10
106,607 * CureVac NV 743
252,063 * Cytek Biosciences, Inc 2,316
82,032 * Cytokinetics, Inc 2,887
35,971 Da An Gene Co Ltd of Sun Yat-Sen University 84
91,794 Daewoong Co Ltd 1,073
4,381 Daewoong Pharmaceutical Co Ltd 355
5,006,600 Daiichi Sankyo Co Ltd 182,629
888,772 Danaher Corp 224,006
33,825 *,e Day One Biopharmaceuticals, Inc 452
984,267 Dechra Pharmaceuticals plc 32,224
635,397 * Deciphera Pharmaceuticals, Inc 9,817
3,684 * Denali Therapeutics, Inc 85
17,555 Dermapharm Holding SE 722
32,712 *,e Design Therapeutics, Inc 189
2,222 *,e DICE Therapeutics, Inc 64
65,446 Divi S Laboratories Ltd 2,254
6,122 Dong-A Pharmaceutical Co Ltd 400
10,068 Dong-A ST Co Ltd 425
205,271 Dong-E-E-Jiao Co Ltd 1,584
27,395 DongKook Pharmaceutical Co Ltd 329
153,716 Dr Reddy's Laboratories Ltd 8,668
182,012 * Dynavax Technologies Corp 1,786
1,097 * Dyne Therapeutics, Inc 13
26,545 * Eagle Pharmaceuticals, Inc 753
1,016 *,e Edgewise Therapeutics, Inc 7
2,363 *,e Editas Medicine, Inc 17
198,000 * EirGenix, Inc 759
205,500 Eisai Co Ltd 11,672
246,232 * Elanco Animal Health, Inc 2,315
1,133,170 Eli Lilly & Co 389,153
5,025 * Emergent Biosolutions, Inc 52
595 * Enanta Pharmaceuticals, Inc 24
691 *,e Enochian Biosciences Inc 1
22,722 *,e EQRx, Inc 44
184,942 * Erasca, Inc 557
37,411 * Ergomed plc 469
34,908 g Eris Lifesciences Ltd 243
89,919 * Euroapi S.A. 1,026
138,634 e Eurofins Scientific SE 9,283
24,100 Ever Supreme Bio Technology Co Ltd 172
139,500 *,e,g Everest Medicines Ltd 274
133,211 *,e Evolus, Inc 1,127
136,931 * Evotec AG. 2,892
248,333 * Exact Sciences Corp 16,839
747,519 * Exelixis, Inc 14,509

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
485 *,e EyePoint Pharmaceuticals, Inc $ 1
706,923 Faes Farma S.A. (Sigma) 2,416
1,771 * Fate Therapeutics, Inc 10
49,876 * FDC Ltd 156
173,783 * FibroGen, Inc 3,243
1,168 *,e Fulcrum Therapeutics, Inc 3
1,962 * Galapagos NV 75
41,717 * Galapagos NV 1,598
85,890 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 214
56,770 * GeneOne Life Science, Inc 280
113,980 * Generation Bio Co 490
27,314 * Genexine Co Ltd 261
29,675 * Genmab AS 11,217
759,300 e Genomma Lab Internacional S.A. de C.V. 611
589,386 * Genscript Biotech Corp 1,261
96,282 Genus plc 3,422
354,679 * Geron Corp 770
86,189 Gerresheimer AG. 8,546
2,782,010 Gilead Sciences, Inc 230,823
29,482 *,g Gland Pharma Ltd 456
93,846 GlaxoSmithKline Pharmaceuticals Ltd 1,514
198,233 Glenmark Pharmaceuticals Ltd 1,124
48,101 *,e GNI Group Ltd 379
150,548 Granules India Ltd 534
6,448 Green Cross Corp 607
23,854 Green Cross Holdings Corp 283
10,614 Green Cross LabCell Corp 341
15,570 *,e Grifols S.A. 154
2,966,517 GSK plc 52,416
46,512 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 224
77,997 H Lundbeck A.S. 331
269,581 H Lundbeck A.S. 1,247
524,341 * Halozyme Therapeutics, Inc 20,025
36,024 * Hanall Biopharma Co Ltd 511
8,821 Hangzhou Tigermed Consulting Co Ltd - A 123
60,853 g Hangzhou Tigermed Consulting Co Ltd - H 573
3,568 Hanmi Pharm Co Ltd 703
573,839 g Hansoh Pharmaceutical Group Co Ltd 995
165,328 *,e Harmony Biosciences Holdings, Inc 5,398
27,195 * Helixmith Co Ltd 194
12,149 *,e Heron Therapeutics, Inc 18
39,992 Hikal Ltd 137
217,204 Hikma Pharmaceuticals plc 4,502
356 *,e HilleVax, Inc 6
44,400 Hisamitsu Pharmaceutical Co, Inc 1,270
13,177 HK inno N Corp 347
400,324 * Horizon Therapeutics Plc 43,691
2,548,684 *,†,e Hua Han Health Industry Holdings Ltd 20
787,500 *,g Hua Medicine 363
752,620 Hualan Biological Engineering, Inc 2,397
130,300 Hubei Jumpcan Pharmaceutical Co Ltd 541
7,063 * Hugel, Inc 698
221,154 Humanwell Healthcare Group Co Ltd 862
1,791,000 *,e HUTCHMED China Ltd 4,729
513,144 Hypermarcas S.A. 3,817
757 *,e Icosavax, Inc 4
1,207 * Ideaya Biosciences, Inc 17
110,340 *,e Idorsia Ltd 1,213
14,335 * Il Dong Pharmaceutical Co Ltd 241
365,114 * Illumina, Inc 84,907
33,500 *,e I-Mab (ADR) 116
11,600 Imeik Technology Development Co Ltd 944

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
672 *,e ImmunityBio, Inc $ 1
1,482,968 * Immunogen, Inc 5,695
3,553 * Immunovant, Inc 55
5,515,604 * Imugene Ltd 484
106,144 * Incyte Corp 7,671
131,536 * Indivior plc 2,247
34,969 Indoco Remedies Ltd 139
2,728 *,e Inhibrx, Inc 52
931,073 *,g Innovent Biologics, Inc 4,176
132,802 * Innoviva, Inc 1,494
7,497 *,e Inovio Pharmaceuticals, Inc 6
4,598 * Insmed, Inc 78
420,485 * Intellia Therapeutics, Inc 15,671
250,147 * Intercept Pharmaceuticals, Inc 3,359
236,457 * Intra-Cellular Therapies, Inc 12,804
29,121 *,e Ionis Pharmaceuticals, Inc 1,041
822,518 * Iovance Biotherapeutics, Inc 5,026
132,461 Ipca Laboratories Ltd 1,308
1,977 Ipsen 218
191,345 * IQVIA Holdings, Inc 38,057
970,766 * Ironwood Pharmaceuticals, Inc 10,212
14,151 * iTeos Therapeutics, Inc 193
360,725 * IVERIC bio, Inc 8,776
163,500 *,g Jacobio Pharmaceuticals Group Co Ltd 152
581 *,e Janux Therapeutics, Inc 7
79,562 * Jazz Pharmaceuticals plc 11,642
35,325 JB Chemicals & Pharmaceuticals Ltd 850
61,144 e JCR Pharmaceuticals Co Ltd 655
194,111 Jiangsu Hengrui Medicine Co Ltd 1,209
3,539,170 Johnson & Johnson 548,571
549,452 Joincare Pharmaceutical Group Industry Co Ltd 1,054
15,112 Joinn Laboratories China Co Ltd 115
28,012 * Jounce Therapeutics, Inc 52
63,434 Jubilant Organosys Ltd 216
40,579 Kaken Pharmaceutical Co Ltd 1,133
20,085,506 Kalbe Farma Tbk PT 2,815
831 * KalVista Pharmaceuticals Inc 7
4,044 * Kangmei Pharmaceutical Co Ltd 1
20,331 * Karuna Therapeutics, Inc 3,693
397,118 * Karyopharm Therapeutics, Inc 1,545
504 * Keros Therapeutics, Inc 22
148,000 *,g Keymed Biosciences, Inc 1,094
129,621 * Kezar Life Sciences, Inc 406
37,026 *,e Kiniksa Pharmaceuticals Ltd 398
875 *,e Kinnate Biopharma, Inc 5
294,500 *,e,g Kintor Pharmaceutical Ltd 243
26,700 Kissei Pharmaceutical Co Ltd 533
81,441 * Knight Therapeutics, Inc 265
49,364 * Kodiak Sciences, Inc 306
43,569 * Komipharm International Co Ltd 227
25,384 *,e Kronos Bio, Inc 37
1,106 * Krystal Biotech Inc 89
106,558 * Kura Oncology, Inc 1,303
3,036 * Kymera Therapeutics, Inc 90
31,381 Kyorin Co Ltd 404
80,600 Kyowa Hakko Kogyo Co Ltd 1,760
17,401 L&C Bio Co Ltd 346
17,819 Laboratorios Farmaceuticos Rovi S.A 744
317,530 g Laurus Labs Ltd 1,134
57,740 * Legend Biotech Corp (ADR) 2,784
21,400 * LegoChem Biosciences, Inc 611
7,055 * Lexicon Pharmaceuticals, Inc 17

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
13,151 * Ligand Pharmaceuticals, Inc (Class B) $ 967
987 *,e Liquidia Corp 7
17,317 Livzon Pharmaceutical Group, Inc 94
254,928 Lonza Group AG. 153,467
127,000 Lotus Pharmaceutical Co Ltd 1,052
98,307 Lupin Ltd 777
1,897,000 *,g Luye Pharma Group Ltd 880
5,890 *,e Lyell Immunopharma, Inc 14
486,548 * MacroGenics, Inc 3,489
618 * Madrigal Pharmaceuticals, Inc 150
1,567,729 *,e MannKind Corp 6,428
93,052 * Maravai LifeSciences Holdings, Inc 1,304
2,964 *,e MaxCyte, Inc 15
37,514 Mayne Pharma Group Ltd 94
1,242,466 * Medigen Vaccine Biologics Corp 2,364
59,709 * Medpace Holdings, Inc 11,228
10,925 * MedPacto, Inc 163
28,817 Medy-Tox, Inc 4,938
923,000 Mega Lifesciences PCL 1,127
956 * MeiraGTx Holdings plc 5
4,950,714 Merck & Co, Inc 526,706
427,923 Merck KGaA 79,780
14,155 Merck Ltd 807
2,984 * Mersana Therapeutics, Inc 12
705,560 *,e Mesoblast Ltd 450
29,902 * Mettler-Toledo International, Inc 45,756
3,843 *,e MiMedx Group, Inc 13
35,192 * Mirati Therapeutics, Inc 1,308
20,175 Mochida Pharmaceutical Co Ltd 510
248,981 * Moderna, Inc 38,239
979 *,e Monte Rosa Therapeutics, Inc 8
47,762 * Morphic Holding, Inc 1,798
32,316 *,e Morphosys AG. 513
2,723 * Myriad Genetics, Inc 63
39,033 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 93
60,875 * NanoString Technologies, Inc 603
85,933 Natco Pharma Ltd 590
84,271 * Natera, Inc 4,679
46,059 * Naturecell Co Ltd 644
1,609 *,e Nautilus Biotechnology, Inc 4
6,188 * Nektar Therapeutics 4
5,131 * NeoGenomics, Inc 89
98,715 * Neuren Pharmaceuticals Ltd 894
56,444 * Neurocrine Biosciences, Inc 5,713
219,922 *,e NGM Biopharmaceuticals Inc 897
21,200 Nippon Shinyaku Co Ltd 935
1,106 *,e Nkarta, Inc 4
27,759 * NKMax Co Ltd 224
2,940,174 Novartis AG. 269,962
18,183 *,e Novavax, Inc 126
3,536,105 Novo Nordisk AS 561,609
232,350 Novo Nordisk AS (ADR) 36,976
1,510 * Nurix Therapeutics, Inc 13
1,890 *,e Nuvalent, Inc 49
93,476 * Nuvation Bio, Inc 155
134,452 * OBI Pharma, Inc 361
16,796 *,e Ocugen, Inc 14
253,500 *,e,g Ocumension Therapeutics 323
59,018 *,e OmniAb, Inc 217
3,120 *,† OmniAb, Inc 0
3,120 *,† OmniAb, Inc 0
222,000 * Oneness Biotech Co Ltd 1,955

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
126,600 Ono Pharmaceutical Co Ltd $ 2,638
305,448 *,e Organigram Holdings, Inc 194
1,318 * Organogenesis Holdings Inc 3
139,427 Organon & Co 3,279
25,864 * Oscotec, Inc 362
116,600 Otsuka Holdings KK 3,702
80,936 * Oxford Biomedica plc 434
317,007 * Oxford Nanopore Technologies plc 869
10,895 * Pacific Biosciences of California, Inc 126
944 * Pacira BioSciences Inc 39
424,930 * Paion AG. 324
962 *,e Pardes Biosciences, Inc 1
11,830 *,e PepGen, Inc 145
93,300 * PeptiDream, Inc 1,335
102,325 PerkinElmer, Inc 13,636
21,435 Perrigo Co plc 769
5,228,716 Pfizer, Inc 213,332
12,600 e Pharma Foods International Co Ltd 135
61,598 e Pharma Mar S.A. 2,955
6,196 PHARMA RESEARCH PRODUCTS Co Ltd 335
76,000 PharmaEngine Inc 270
725,000 * PharmaEssentia Corp 10,203
69,951 *,† Pharmally International Holding Co Ltd 0^
33,750 Pharmaron Beijing Co Ltd - A 241
95,223 g Pharmaron Beijing Co Ltd - H 399
64,159 * Pharmicell Co Ltd 453
620,719 *,e Pharming Group NV 828
113,573 Phibro Animal Health Corp 1,740
15,273,420 * Piramal Pharma Ltd 12,757
1,253 * PMV Pharmaceuticals, Inc 6
143,279 *,e Point Biopharma Global, Inc 1,042
241,000 * Polaris Group 770
12,923 e,g PolyPeptide Group AG. 262
29,100 Porton Pharma Solutions Ltd 157
841 *,e Praxis Precision Medicines, Inc 1
195,533 *,e Precigen, Inc 207
108,800 * Prestige Consumer Healthcare, Inc. 6,814
27,414 * Prometheus Biosciences, Inc 2,942
250,529 * Protagonist Therapeutics, Inc 5,762
148,768 * Prothena Corp plc 7,211
3,193 *,e Provention Bio, Inc 77
3,541 * PTC Therapeutics, Inc 172
415,400 * QIAGEN NV 18,920
341,297 * QIAGEN NV 15,676
2,513 * Quanterix Corp 28
26,713 *,e Quantum-Si, Inc 47
4,801 * Rallybio Corp 27
277 * RAPT Therapeutics, Inc 5
768 * Reata Pharmaceuticals, Inc 70
2,881 *,e Recursion Pharmaceuticals, Inc 19
94,641 * Regeneron Pharmaceuticals, Inc 77,764
1,364 * REGENXBIO, Inc 26
1,612 * Relay Therapeutics, Inc 27
8,710 *,e Relmada Therapeutics, Inc 20
47,074 * Repligen Corp 7,925
1,366 * Replimune Group, Inc 24
3,879 * Revance Therapeutics, Inc 125
4,083 * REVOLUTION Medicines, Inc 88
61,404 Richter Gedeon Rt 1,282
295,270 * Rigel Pharmaceuticals, Inc 390
700,279 Roche Holding AG. 200,099
3,964 * Rocket Pharmaceuticals, Inc 68

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
302,687 Royalty Pharma plc $ 10,906
1,770 * Sage Therapeutics, Inc 74
15,014 * Sam Chun Dang Pharm Co Ltd 936
20,190 *,g Samsung Biologics Co Ltd 12,238
14,689 *,e Sana Biotechnology, Inc 48
38,824 *,e SanBio Co Ltd 201
804,362 * Sangamo Therapeutics Inc 1,416
8,296 Sanofi India Ltd 579
2,505,926 Sanofi-Aventis 271,840
1,267,870 Sanofi-Aventis S.A. (ADR) 68,998
332,300 Santen Pharmaceutical Co Ltd 2,839
232,139 * Sarepta Therapeutics, Inc 31,996
55,553 Sartorius Stedim Biotech 17,043
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 296
36,317 Sawai Group Holdings Co Ltd 1,002
279,000 Scinopharm Taiwan Ltd 239
117,165 * Seagen, Inc 23,722
34,144 Seegene, Inc 654
9,192 * Seer, Inc 36
1,464 * Seres Therapeutics, Inc 8
14,713 Shandong Buchang Pharmaceuticals Co Ltd 42
60,988 Shanghai Fosun Pharmaceutical Group Co Ltd - A 288
258,929 e Shanghai Fosun Pharmaceutical Group Co Ltd - H 736
526,700 Shanghai Haixin Group Co 161
16,100 g Shanghai Haohai Biological Technology Co Ltd 85
14,500 *,g Shanghai Henlius Biotech, Inc 21
30,584 * Shanghai Junshi Biosciences Co Ltd 214
5,252 Shanghai Medicilon, Inc 119
915,737 Shanghai RAAS Blood Products Co Ltd 857
19,068 Shenzhen Kangtai Biological Products Co Ltd 88
28,925 Shenzhen Salubris Pharmaceuticals Co Ltd 149
45,207 Shijiazhuang Yiling Pharmaceutical Co Ltd 191
17,800 Shin Nippon Biomedical Laboratories Ltd 370
30,396 Shin Poong Pharmaceutical Co Ltd 422
87,200 Shionogi & Co Ltd 3,933
1,048,598 Sichuan Kelun Pharmaceutical Co Ltd 4,343
3,823 Siegfried Holding AG. 2,813
11,763,000 e Sihuan Pharmaceutical Holdings 1,187
74,791 * SillaJen, Inc 316
21,358 *,e Singular Genomics Systems, Inc 26
6,966,236 Sino Biopharmaceutical 3,905
14,445 * SK Biopharmaceuticals Co Ltd 704
20,431 *,e SK Bioscience Co Ltd 1,137
8,448 e SKAN Group AG. 773
4,446 * SomaLogic, Inc 11
65,629 *,†,e Sorrento Therapeutics, Inc 494
429,308 *,e Sosei Group 7,363
84,529 * Sotera Health Co 1,514
952 * SpringWorks Therapeutics, Inc 25
1,400,000 SSY Group Ltd 844
9,879 ST Pharm Co Ltd 564
763 * Stoke Therapeutics, Inc 6
66,177 * Strides Arcolab Ltd 231
638,900 e Sumitomo Dainippon Pharma Co Ltd 3,915
90,296 * Sun Pharma Advanced Research Company Ltd 198
1,620,623 Sun Pharmaceutical Industries Ltd 19,419
209,442 * Supernus Pharmaceuticals, Inc 7,588
47,094 * Sutro Biopharma, Inc 218
116,385 Suven Pharmaceuticals Ltd 669
97,060 e SwedenCare AB 239
1,345 * Syndax Pharmaceuticals, Inc 28

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
125,937 * Syneos Health, Inc $ 4,486
118,345 g Syngene International Ltd 858
243,000 Synmosa Biopharma Corp 366
374,000 * Taigen Biopharmaceuticals Holdings Ltd 184
155,000 * TaiMed Biologics, Inc 468
81,600 Taisho Pharmaceutical Holdings Co Ltd 3,402
266,633 Takara Bio, Inc 3,498
2,001,400 Takeda Pharmaceutical Co Ltd 65,733
1,587 *,e Tango Therapeutics, Inc 6
21,682 * Tanvex BioPharma, Inc 57
6,702 * Taro Pharmaceutical Industries Ltd 163
18,858 * Tarsons Products Ltd 122
619 *,e Tarsus Pharmaceuticals, Inc 8
12,274 Tecan Group AG. 5,377
211,974 * Telix Pharmaceuticals Ltd 987
20,407 *,e Tenaya Therapeutics, Inc 58
8,700 * Teva Pharmaceutical Industries Ltd (ADR) 77
151,672 * TG Therapeutics, Inc 2,281
218 *,e Theravance Biopharma, Inc 2
399,071 Thermo Fisher Scientific, Inc 230,013
580 *,e Theseus Pharmaceuticals, Inc 5
659,000 Tong Ren Tang Technologies Co Ltd 579
44,665 Torii Pharmaceutical Co Ltd 1,074
97,666 Torrent Pharmaceuticals Ltd 1,829
22,813 Towa Pharmaceutical Co Ltd 327
1,292 * Travere Therapeutics, Inc 29
51,400 Tsumura & Co 1,022
715,000 TTY Biopharm Co Ltd 1,791
2,100 * Twist Bioscience Corp 32
199 *,e Tyra Biosciences, Inc 3
55,501 * Ultragenyx Pharmaceutical, Inc 2,226
1,199,562 United Laboratories Ltd 833
163,320 * United Therapeutics Corp 36,577
410,429 * Vaccibody AS. 857
102,517 *,e Valneva SE 539
52,934 * Vanda Pharmaceuticals, Inc 359
1,246,881 *,e Vaxart Inc 944
10,397 * Vaxcell-Bio Therapeutics Co Ltd 312
3,792 * Vaxcyte, Inc 142
6,774 *,e VBI Vaccines, Inc 2
97,204 *,e Ventyx Biosciences, Inc 3,256
323,997 * Veracyte, Inc 7,225
980 * Vericel Corp 29
288,359 * Vertex Pharmaceuticals, Inc 90,853
1,317 *,e Verve Therapeutics, Inc 19
665,520 Viatris, Inc 6,402
119,717 * Vir Biotechnology, Inc 2,786
3,953 Virbac S.A. 1,270
196,013 *,e Viridian Therapeutics, Inc 4,987
193,226 e Vitrolife AB 4,018
855,500 *,e,g Viva Biotech Holdings 163
38,628 Walvax Biotechnology Co Ltd 194
86,829 * Waters Corp 26,885
30,007 West Pharmaceutical Services, Inc 10,397
2,924,404 Winteam Pharmaceutical Group Ltd 1,532
57,541 * Wockhardt Ltd 108
78,458 WuXi AppTec Co Ltd - A 907
611,837 g WuXi AppTec Co Ltd - H 6,408
2,152,000 *,g Wuxi Biologics Cayman, Inc 13,261
1,949 * Xencor, Inc 54
316,800 *,e,g YiChang HEC ChangJiang Pharmaceutical Co Ltd 302

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
236,585 * Y-mAbs Therapeutics, Inc $ 1,185
26,140 Yuhan Corp 1,018
100,882 * Yungjin Pharmaceutical Co Ltd 229
182,000 YungShin Global Holding Corp 263
63,807 Yunnan Baiyao Group Co Ltd 508
43,717 * Zai Lab Ltd (ADR) 1,454
251,785 * Zealand Pharma AS 7,888
1,321 * Zentalis Pharmaceuticals, Inc 23
19,600 Zeria Pharmaceutical Co Ltd 333
18,201 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 753
35,458 Zhejiang Huahai Pharmaceutical Co Ltd 104
10,800 Zhejiang Jiuzhou Pharmaceutical Co Ltd 52
105,199 Zhejiang NHU Co Ltd 275
9,567 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 66
1,040,844 Zoetis, Inc 173,238
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 8,278,185
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
94,800 Aeon Mall Co Ltd 1,244
2,750 * AFI Properties Ltd 72
7,116 Africa Israel Residences Ltd 281
1,412,000 e Agile Property Holdings Ltd 314
60,632 * Airport City Ltd 803
3,728,920 Aldar Properties PJSC 4,729
410,742 Aliansce Sonae Shopping Centers sa 1,426
695,250 g A-Living Services Co Ltd 603
14,266 Allreal Holding AG. 2,408
154,730 Alony Hetz Properties & Investments Ltd 1,215
42,843 Altus Group Ltd 1,819
796,800 Amata Corp PCL (Foreign) 530
215,425 Amot Investments Ltd 1,093
247,610 e Aroundtown S.A. 354
69,199 Arriyadh Development Co 338
948,700 Ascendas India Trust 779
2,291,700 Asian Property Development PCL (Foreign) 798
41,973 e Atrium Ljungberg AB 686
6,882,508 Ayala Land, Inc 3,373
10,549,900 Bangkok Land PCL 303
2,007,108 Barwa Real Estate Co 1,441
11,027 * Big Shopping Centers Ltd 915
5,522 Blue Square Real Estate Ltd 301
3,100 BR Properties S.A. 143
114,684 Brigade Enterprises Ltd 664
7,785,300 * Bumi Serpong Damai Tbk PT 510
628,000 e C&D International Investment Group Ltd 2,062
466,000 e C&D Property Management Group Co Ltd 299
37,840 CA Immobilien Anlagen AG. 1,017
2,236,844 Capitaland Investment Ltd 6,206
248,909 e Castellum AB 2,896
32,299 Catena AB 1,202
490,000 Cathay Real Estate Development Co Ltd 276
306,177 * CBRE Group, Inc 22,293
462,750 Cencosud Shopping S.A. 745
392,000 Central China New Life Ltd 135
1,936,482 Central Pattana PCL 3,900
1,221,000 *,†,e China Aoyuan Group Ltd 138
1,833,156 China Jinmao Holdings Group Ltd 357
454,927 China Merchants Shekou Industrial Zone Holdings Co Ltd 899
1,134,000 China Overseas Grand Oceans Group Ltd 497
3,126,786 China Overseas Land & Investment Ltd 7,543

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
430,119 China Overseas Property Holdings Ltd $ 525
3,056,602 China Resources Land Ltd 13,919
696,200 g China Resources Mixc Lifestyle Services Ltd 3,660
1,761,000 e China SCE Group Holdings Ltd 164
5,560,000 e China South City Holdings Ltd 368
1,831,438 China Vanke Co Ltd 2,890
585,119 China Vanke Co Ltd (Class A) 1,293
547,000 Chinese Estates Holdings Ltd 172
149,000 Chong Hong Construction Co 384
48,743 e Cibus Nordic Real Estate AB 509
683,507 City Developments Ltd 3,793
74,705 e Citycon Oyj 511
1,548,817 CK Asset Holdings Ltd 9,390
32,317 e Colliers International Group, Inc 3,411
374,000 *,†,e Colour Life Services Group 22
1,635,882 Commercial Real Estate Co KSC 536
429 * Compass, Inc 1
627,392 e Corem Property Group AB 438
595,100 e Corp Inmobiliaria Vesta SAB de C.V. 1,870
1,768,000 *,e Cosmopolitan International Holdings Ltd 322
11,827,898 e Country Garden Holdings Co Ltd 3,321
2,082,400 Country Garden Services Holdings Co Ltd 3,590
3,192 * Cushman & Wakefield plc 34
61,014 Daito Trust Construction Co Ltd 6,079
555,300 Daiwa House Industry Co Ltd 13,084
276,896 * Dar Al Arkan Real Estate Development Co 1,189
405,000 Delpha Construction Co Ltd 244
373,734 e Deutsche Annington Immobilien SE 7,039
14,583 Deutsche Euroshop AG. 305
35,771 DIC Asset AG. 307
2,750 e DigitalBridge Group, Inc 33
78,137 Dios Fastigheter AB 519
604,675 DLF Ltd 2,635
4,242 *,e Doma Holdings, Inc 2
1,404 e Douglas Elliman, Inc 4
19,086 e DREAM Unlimited Corp 334
17,877 Electra Real Estate Ltd 159
213,402 * Emaar Economic City 459
6,370,059 Emaar Properties PJSC 9,733
60,459 g Entra ASA 585
7,031,100 g ESR Cayman Ltd 12,609
916,000 †,e Ever Sunshine Lifestyle Services Group Ltd 178
688,000 e Excellence Commercial Property & Facilities Management Group Ltd 259
137,044 e eXp World Holdings Inc 1,739
263,187 e Fabege AB 2,019
1,397,995 Far East Consortium 344
222,000 Farglory Land Development Co Ltd 414
821,923 * Fastighets AB Balder 3,377
36,571 FirstService Corp 5,153
445 * Forestar Group, Inc 7
1,130,716 Fortress REIT Ltd 288
1,279,547 Fortress REIT Ltd (Class A) 834
227 * FRP Holdings, Inc 13
119,532 Gazit Globe Ltd 397
309,764 Gemdale Corp 377
7,170,000 Gemdale Properties and Investment Corp Ltd 492
104,276 * Godrej Properties Ltd 1,313
7,880 e Goldcrest Co Ltd 102
698,169 Grainger plc 2,007
94,042 Grand City Properties S.A. 669
833,822 Greentown China Holdings Ltd 1,079

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,480,379 e Greentown Service Group Co Ltd $ 934
1,938,400 e Guangzhou R&F Properties Co Ltd 417
1,686,442 Hang Lung Group Ltd 2,978
3,034,318 Hang Lung Properties Ltd 5,678
199,000 Hangzhou Binjiang Real Estate Group Co Ltd 264
30,522 Heiwa Real Estate Co Ltd 874
95,456 Helical Bar plc 353
368,201 Heliopolis Housing 107
1,341,899 Henderson Land Development Co Ltd 4,643
938,065 Highwealth Construction Corp 1,269
1,030,645 Hongkong Land Holdings Ltd 4,534
837,801 Hopson Development Holdings Ltd 766
29,993 * Howard Hughes Corp 2,399
289,000 Huaku Development Co Ltd 883
104,607 Hufvudstaden AB (Series A) 1,419
1,530,500 Hulic Co Ltd 12,589
574,696 Hysan Development Co Ltd 1,634
232,425 Ichigo Holdings Co Ltd 487
278,400 Iguatemi S.A. 133
204,800 Iguatemi S.A. 779
5,630 e Immobel S.A. 293
30,280 * IMMOFINANZ AG. 425
342,940 * Indiabulls Real Estate Ltd 205
569,548 Industrial Buildings Corp 1,576
40,586 g Instone Real Estate Group AG. 344
988 Intershop Holding AG. 719
1,332,500 IOI Properties Group BHD 333
96,359 Israel Canada T.R Ltd 176
18,480 Israel Land Development Co Ltd 153
1,424 Isras Investment Co Ltd 235
721,980 * IWG plc 1,466
404,600 JHSF Participacoes S.A. 295
1,596,750 *,† Jiangsu Future Land Co Ltd 16
913,100 e Jinke Smart Services Group Co Ltd 1,394
28,725 * Jones Lang LaSalle, Inc 4,179
1,057,329 K Wah International Holdings Ltd 376
2,718,000 *,e Kaisa Group Holdings Ltd 114
52,052 Katitas Co Ltd 1,019
1,234,680 * KE Holdings, Inc (ADR) 23,261
20,900 Keihanshin Building Co Ltd 189
3,215 e Kennedy-Wilson Holdings, Inc 53
537,000 Kerry Properties Ltd 1,371
66,116 *,e K-fast Holding AB 130
450,800 Kindom Construction Co 445
130,819 e Kojamo Oyj 1,540
1,499,000 *,e KWG Group Holdings Ltd 238
78,938 * Lamda Development S.A. 500
8,353,377 Land and Houses PCL Co Reg 2,408
7,753 LEG Immobilien AG. 426
588,837 Lend Lease Corp Ltd 2,866
135,443 * Leopalace21 Corp 366
92,824 e Lifestyle Communities Ltd 995
35,003,300 * Lippo Karawaci Tbk PT 215
49,100 LOG Commercial Properties e Participacoes S.A. 153
1,800,093 g Longfor Properties Co Ltd 5,077
609,762 Mabanee Co KPSC 1,451
88,733 Mahindra Lifespace Developers Ltd 381
35,779 *,†,e Mapeley Ltd 0^
41,073 Marcus & Millichap, Inc 1,319
790,500 Matrix Concepts Holdings BHD 260
833,100 MBK PCL 396

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
22,598 Mega Or Holdings Ltd $ 487
10,158,000 Megaworld Corp 374
22,655 Melisron Ltd 1,424
310,000 g Midea Real Estate Holding Ltd 379
1,161,018 Mitsubishi Estate Co Ltd 13,810
860,133 Mitsui Fudosan Co Ltd 16,157
7,006 e Mobimo Holding AG. 1,827
11,526 Morguard Corp 885
277,500 Multiplan Empreendimentos Imobiliarios S.A. 1,349
1,119,155 * National Real Estate Co KPSC 310
449,111 NEPI Rockcastle NV 2,606
21,640 NESCO Ltd 137
1,415,688 New World Development Co Ltd 3,795
4,658 Newmark Group, Inc 33
40,493 Nexity 1,017
109,400 Nomura Real Estate Holdings, Inc 2,422
23,923 e NP3 Fastigheter AB 432
243,736 Nyfosa AB 1,697
117,555 Oberoi Realty Ltd 1,209
377,458 *,e Opendoor Technologies, Inc 664
1,126,700 Origin Property PCL 383
16,118,400 Pakuwon Jati Tbk PT 488
89,749 * Pandox AB 1,120
475,445 Parque Arauco S.A. 676
41,309 Patrizia Immobilien AG. 431
5,050 e Peach Property Group AG. 68
161,344 * PEXA Group Ltd 1,464
93,891 Phoenix Mills Ltd 1,490
50,802 Platzer Fastigheter Holding AB 394
346,146 Plaza S.A. 455
1,773,000 Poly Hong Kong Investment Ltd 390
699,462 Poly Real Estate Group Co Ltd 1,436
1,453,000 e Powerlong Real Estate Holdings Ltd 250
4,327 Prashkovsky Investments and Construction Ltd 94
134,583 Prestige Estates Projects Ltd 662
1,075,000 Prince Housing & Development Corp 414
1,316 * Property & Building Corp 63
750,400 Pruksa Holding PCL 274
47,455 PSP Swiss Property AG. 5,400
9,093,600 PT Ciputra Development Tbk 603
16,315,400 *,† PT Hanson International Tbk 0^
7,146,900 Quality House PCL 497
916,000 e Radiance Holdings Group Co Ltd 519
650 Re/Max Holdings, Inc 12
10,067 * Realogy Holdings Corp 53
1,040,000 †,e,g Redco Properties Group Ltd 176
895,406 *,e Redfin Corp 8,112
102,128 Relo Holdings, Inc 1,630
10,137 Retal Urban Development Co 322
27,096 RMR Group, Inc 711
1,939,000 Robinsons Land Corp 525
1,627,062 Ruentex Development Co Ltd 1,895
196,105 e Sagax AB 4,520
190,000 Sakura Development Co Ltd 233
368,724 Salhia Real Estate Co KSCP 635
180,259 e Samhallsbyggnadsbolaget i - D 280
1,004,156 e Samhallsbyggnadsbolaget i Norden AB 1,373
26,230 e SAMTY Co Ltd 436
11,623,600 Sansiri PCL 593
132,852 * Saudi Real Estate Co 439
137,751 Savills plc 1,681

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,663,000 SC Asset Corp PCL $ 208
656,000 e SCE Intelligent Commercial Management Holdings Ltd 145
2,216,000 Seazen Group Ltd 573
132,023 Seazen Holdings Co Ltd 313
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 280
60,137 Shanghai Lingang Holdings Corp Ltd 111
1,650,492 Shanghai Lujiazui Finance & Trade Zone Development Co Ltd 1,276
3,292,000 e Shenzhen Investment Ltd 582
928,370 *,† Shimao Property Holdings Ltd 390
1,155,000 *,e,g Shimao Services Holdings Ltd 289
2,896,000 Shoucheng Holdings Ltd 746
4,435,500 Shui On Land Ltd 537
1,513,469 * Shun TAK Holdings Ltd 278
24,044 * Shurgard Self Storage Ltd 1,150
2,618,600 Sime Darby Property BHD 289
2,389,200 Singha Estate PCL 121
2,713,322 Sino Land Co 3,669
3,721,000 Sino-Ocean Land Holdings Ltd 421
236,000 Sinyi Realty Co 224
1,093,921 Sirius Real Estate Ltd 1,035
3,212 SK D&D Co Ltd 47
11,215,588 SM Prime Holdings 6,786
48,906 Sobha Ltd 257
2,395,000 * Soho China Ltd 399
1,878,400 SP Setia BHD 254
11,100 *,e SRE Holdings Corp 285
1,864 St. Joe Co 78
27,300 Starts Corp, Inc 526
878,525 e StorageVault Canada, Inc 3,991
201 Stratus Properties, Inc 4
286,005 Sumitomo Realty & Development Co Ltd 6,458
11,220,400 Summarecon Agung Tbk PT 397
32,673 Summit Real Estate Holdings Ltd 362
15,739 Sumou Real Estate Co 187
18,780 Sun Frontier Fudousan Co Ltd 182
1,232,908 Sun Hung Kai Properties Ltd 17,273
3,507,197 *,†,e Sunac China Holdings Ltd 4
1,207,000 e,g Sunac Services Holdings Ltd 514
58,429 Sunteck Realty Ltd 203
1,896,000 Supalai PCL 1,232
377,924 Swire Pacific Ltd (Class A) 2,904
918,726 Swire Properties Ltd 2,365
82,053 Swiss Prime Site AG. 6,823
169,926 TAG Tegernsee Immobilien und Beteiligungs AG. 1,176
1,048,154 Talaat Moustafa Group 296
11,412 * Tejon Ranch Co 208
14,271 * TKP Corp 309
33,880 e TOC Co Ltd 163
261,293 Tokyo Tatemono Co Ltd 3,190
583,700 Tokyu Fudosan Holdings Corp 2,803
35,643 Tosei Corp 397
43 * Transcontinental Realty Investors, Inc 2
251,711 e Tricon Capital Group, Inc 1,952
579,800 * Tropicana Corp BHD 192
1,808,367 United Development Co PSC 546
360,509 UOL Group Ltd 1,882
11,948 e VGP NV 1,065
8,189 VIB Vermoegen AG. 155
360,094 e Wallenstam AB 1,363
7,923,800 WHA Corp PCL 999
1,392,756 Wharf Real Estate Investment Co Ltd 8,019

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
331,293 Wihlborgs Fastigheter AB $ 2,539
684,442 Yanlord Land Group Ltd 469
6,464 YH Dimri Construction & Development Ltd 369
1,394,426 Yuexiu Property Co Ltd 2,108
455,000 Yuexiu Services Group Ltd 221
251,900 Zhejiang China Commodities City Group Co Ltd 212
2,440,000 *,e Zhuguang Holdings Group Co Ltd 255
143,344 * Zillow Group, Inc (Class A) 6,264
129,883 * Zillow Group, Inc (Class C) 5,776
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 504,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
5,372 3peak, Inc 190
177,189 * ACM Research, Inc 2,073
278,000 A-DATA Technology Co Ltd 731
3,270,814 * Advanced Micro Devices, Inc 320,572
34,769 * Advanced Micro-Fabrication Equipment, Inc China 749
115,000 Advanced Wireless Semiconductor Co 331
198,500 e Advantest Corp 18,402
248,400 e AEM Holdings Ltd 597
181,783 Aixtron AG. 6,178
69,000 Alchip Technologies Ltd 2,826
192,817 * Allegro MicroSystems, Inc 9,253
455 * Alpha & Omega Semiconductor Ltd 12
223,585 *,e Alphawave IP Group plc 325
69,613 Amazing Microelectronic Corp 283
33,983 * Ambarella, Inc 2,631
401,596 Amkor Technology, Inc 10,450
19,280 * Amlogic Shanghai Co Ltd 236
259,525 * ams AG. 2,022
717,097 Analog Devices, Inc 141,426
32,000 Andes Technology Corp 549
77,000 AP Memory Technology Corp 824
1,800,633 Applied Materials, Inc 221,172
398,000 Ardentec Corp 755
1,631,925 ASE Technology Holding Co Ltd 6,056
49,362 ASM International NV 20,036
802,900 ASM Pacific Technology 7,963
25,000 ASMedia Technology, Inc 945
818,307 ASML Holding NV 557,634
28,000 ASPEED Technology, Inc 2,444
1,862 * Axcelis Technologies, Inc 248
1,342 * AXT, Inc 5
155,261 BE Semiconductor Industries NV 13,571
266,000 BOE Varitronix Ltd 460
45,231 * Borosil Renewables Ltd 227
1,191,909 Broadcom, Inc 764,657
25,940 * Camtek Ltd 718
309,500 Chang Wah Technology Co Ltd 459
11,538 *,† China Energy Savings Technology, Inc 0
70,059 China Resources Microelectronics Ltd 618
2,060,000 Chipbond Technology Corp 4,699
508,000 ChipMOS Technologies, Inc 642
45,284 * Cirrus Logic, Inc 4,953
97,395 * Coherent Corp 3,709
79,685 * Cohu, Inc 3,059
5,366 * Credo Technology Group Holding Ltd 51
429,500 D&O Green Technologies Bhd 423
56,900 * Daqo New Energy Corp (ADR) 2,665
34,196 * Diodes, Inc 3,172
80,100 Disco Corp 9,318

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
38,076 Dongbu HiTek Co Ltd $ 2,135
12,379 * Duk San Neolux Co Ltd 464
261,000 Elan Microelectronics Corp 860
223,000 Elite Semiconductor Memory Technology, Inc 614
20,644 Elmos Semiconductor AG. 2,009
61,000 eMemory Technology, Inc 3,755
612,000 ENNOSTAR, Inc 1,075
118,069 * Enphase Energy, Inc 24,828
127,373 Entegris, Inc 10,446
9,455 Eo Technics Co Ltd 653
232,595 Episil Holdings, Inc 698
85,860 Episil-Precision, Inc 202
201,157 Etron Technology, Inc 316
16,635 Eugene Technology Co Ltd 408
479,000 Everlight Electronics Co Ltd 632
513,000 Faraday Technology Corp 3,335
43,133 Ferrotec 1,091
86,946 * First Solar, Inc 18,911
107,000 Fitipower Integrated Technology, Inc 596
97,900 Flat Glass Group Co Ltd 489
428,000 e Flat Glass Group Co Ltd 1,224
59,148 * Formfactor, Inc 1,884
112,000 Formosa Advanced Technologies Co Ltd 164
62,200 Formosa Sumco Technology Corp 342
83,000 Foxsemicon Integrated Technology, Inc 542
10,126,000 *,e GCL Poly Energy Holdings Ltd 2,621
38,019 * GemVax & Kael Co Ltd 417
43,006 Gigadevice Semiconductor Beijing, Inc 766
75,000 Global Mixed Mode Technology, Inc 447
165,000 Global Unichip Corp 5,904
50,479 *,e GLOBALFOUNDRIES, Inc 3,644
210,988 Globalwafers Co Ltd 3,607
297,700 * Greatech Technology Bhd 336
238,000 Greatek Electronics, Inc 418
59,000 Gudeng Precision Industrial Co Ltd 728
12,118 HAESUNG DS Co Ltd 495
9,678 Hana Materials, Inc 318
41,134 e Hana Micron, Inc 521
30,200 Hangzhou Chang Chuan Technology Co Ltd 213
73,900 Hangzhou First Applied Material Co Ltd 632
39,400 Hangzhou Lion Electronics Co Ltd 313
85,344 Hangzhou Silan Microelectronics Co Ltd 460
43,075 Hanmi Semiconductor Co Ltd 692
201,000 Holtek Semiconductor, Inc 490
21,848 HPSP Co Ltd 424
301,531 *,g Hua Hong Semiconductor Ltd 1,337
1,240,324 Hynix Semiconductor, Inc 84,881
6,600 Hyundai Energy Solutions Co Ltd 269
959 * Ichor Holdings Ltd 31
278,605 * Impinj, Inc 37,757
2,285,200 Inari Amertron BHD 1,283
143,120 *,e indie Semiconductor, Inc 1,510
2,401,739 Infineon Technologies AG. 98,628
23,556 Ingenic Semiconductor Co Ltd 306
15,619 Innox Advanced Materials Co Ltd 488
3,408,283 Intel Corp 111,349
10,827 ISC Co Ltd 336
154,000 ITE Technology, Inc 456
8,221 ITM Semiconductor Co Ltd 175
146,784 JA Solar Technology Co Ltd 1,222
66,213 Japan Material Co Ltd 1,184

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
70,097 Jentech Precision Industrial Co Ltd $ 1,102
21,500 Jiangsu Pacific Quartz Co Ltd 386
40,900 *,e JinkoSolar Holding Co Ltd (ADR) 2,087
40,176 Jusung Engineering Co Ltd 502
1,036,000 King Yuan Electronics Co Ltd 1,656
299,000 Kinsus Interconnect Technology Corp 1,147
243,751 KLA Corp 97,298
49,716 Koh Young Technology, Inc 652
7,087 KoMiCo Ltd 276
80,618 Kulicke & Soffa Industries, Inc 4,248
266,347 Lam Research Corp 141,196
65,000 Land Mark Optoelectronics Corp 284
63,400 Lasertec Corp 11,265
375,539 * Lattice Semiconductor Corp 35,864
9,668 LEENO Industrial Inc 1,072
450,168 LONGi Green Energy Technology Co Ltd 2,649
17,000 M31 Technology Corp 374
194,915 * MACOM Technology Solutions Holdings, Inc 13,808
1,767,000 Macronix International 2,043
67,800 Malaysian Pacific Industries BHD 448
86,000 Marketech International Corp 379
1,023,331 Marvell Technology, Inc 44,310
20,937 *,e Maxeon Solar Technologies Ltd 556
17,053 * MaxLinear, Inc 600
3,637,020 MediaTek, Inc 94,294
10,689 *,e Megachips Corp 265
31,535 Melexis NV 3,652
3,122,265 *,e Meyer Burger Technology AG. 2,194
257,162 Microchip Technology, Inc 21,545
1,495,129 Micron Technology, Inc 90,216
30,700 Micronics Japan Co Ltd 311
93,391 Mimasu Semiconductor Industry Co Ltd 2,087
19,706 Mitsui High-Tec, Inc 1,253
26,395 MKS Instruments, Inc 2,339
113,015 Monolithic Power Systems, Inc 56,569
68,188 Montage Technology Co Ltd 692
61,491 * Nanometrics, Inc 5,404
639,075 Nanya Technology Corp 1,402
30,514 NAURA Technology Group Co Ltd 1,184
19,949 * NEPES Corp 368
5,995 NEXTIN, Inc 308
162,646 *,e Nordic Semiconductor ASA 2,507
27,467 * Nova Measuring Instruments Ltd 2,872
285,758 Novatek Microelectronics Corp Ltd 4,061
178,000 Nuvoton Technology Corp 880
4,483,888 NVIDIA Corp 1,245,490
234,089 NXP Semiconductors NV 43,652
205,901 * ON Semiconductor Corp 16,950
270,000 Opto Technology Corp 345
34,452 Optorun Co Ltd 579
159,000 Orise Technology Co Ltd 409
289,000 Pan Jit International, Inc 682
37,000 Parade Technologies Ltd 1,281
38,618 * PDF Solutions, Inc 1,637
151,000 Phison Electronics Corp 1,951
545,657 * Photronics, Inc 9,047
149,000 Pixart Imaging, Inc 530
3,120 Power Integrations, Inc 264
2,782,000 Powerchip Semiconductor Manufacturing Corp 3,039
683,000 Powertech Technology, Inc 2,046
22,532 PSK, Inc 364

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
73,172 * PVA TePla AG. $ 1,724
45,124 * Qorvo, Inc 4,583
1,424,694 QUALCOMM, Inc 181,762
407,000 Radiant Opto-Electronics Corp 1,481
103,551 * Rambus, Inc 5,308
53,000 Raydium Semiconductor Corp 724
37,000 * RDC Semiconductor Co Ltd 238
226,261 Realtek Semiconductor Corp 2,888
229,382 *,e REC Silicon ASA 382
2,151,000 * Renesas Electronics Corp 31,148
20,073 RFHIC Corp 427
61,311 RichWave Technology Corp 254
1,104 *,e Rigetti Computing, Inc 1
71,400 * Risen Energy Co Ltd 290
122,600 Rohm Co Ltd 10,218
10,207 Rorze Corp 906
14,400 RS Technologies Co Ltd 355
16,611 S&S Tech Corp 520
22,613 Sanken Electric Co Ltd 1,815
37,669 e SCREEN Holdings Co Ltd 3,341
116,000 SDI Corp 506
363,538 * Semtech Corp 8,776
46,500 Seoul Semiconductor Co Ltd 413
20,934 SG Micro Corp 474
67,200 * Shanghai Aiko Solar Energy Co Ltd 324
32,130 Shanghai Fudan Microelectronics Group Co Ltd 306
275,000 Shanghai Fudan Microelectronics Group Co Ltd 1,016
20,221 Shenzhen SC New Energy Technology Corp 337
64,700 e Shinko Electric Industries 2,013
389,000 Sigurd Microelectronics Corp 717
3,535,312 Silergy Corp 56,129
147,917 * Silex Systems Ltd 388
82,516 * Silicon Laboratories, Inc 14,448
10,790 Silicon Works Co Ltd 937
13,608 Siltronic AG. 995
19,427 SIMMTECH Co Ltd 478
474,000 Sino-American Silicon Products, Inc 2,440
341 * SiTime Corp 49
109,000 Sitronix Technology Corp 855
89,999 * SK Square Co Ltd 2,763
37,710 *,e SkyWater Technology, Inc 429
71,528 Skyworks Solutions, Inc 8,439
9,547 SMA Solar Technology AG. 1,028
421,102 * SMART Global Holdings, Inc 7,260
62,725 * Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 232
21,300 e Socionext, Inc 1,572
25,389 * SOITEC 4,074
10,600 StarPower Semiconductor Ltd 424
1,015,475 STMicroelectronics NV 54,108
84,380 * STS Semiconductor & Telecommunications 370
315,642 Sumco Corp 4,749
524,000 Sunplus Technology Co Ltd 431
1,311 * Synaptics, Inc 146
212,000 Taiwan Mask Corp 648
204,000 Taiwan Semiconductor Co Ltd 702
43,541,146 Taiwan Semiconductor Manufacturing Co Ltd 763,041
1,268,424 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 117,989
492,000 Taiwan Surface Mounting Technology Co Ltd 1,578
224,869 *,e Technoprobe S.p.A 1,625
76,169 Teradyne, Inc 8,189
1,539,190 Texas Instruments, Inc 286,305

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
191,025 Tianjin Zhonghuan Semiconductor Co Ltd $ 1,346
321,161 Tianshui Huatian Technology Co Ltd 473
18,902 Tokai Carbon Korea Co Ltd 1,530
522,600 Tokyo Electron Ltd 63,844
65,000 Tokyo Seimitsu Co Ltd 2,523
137,048 TongFu Microelectronics Co Ltd 444
262,939 Tongwei Co Ltd 1,490
412,000 Topco Scientific Co Ltd 2,563
112,403 * Tower Semiconductor Ltd (Tel Aviv) 4,792
44,600 Tri Chemical Laboratories, Inc 823
123,619 Trina Solar Co Ltd 937
1,746,000 *,† Trony Solar Holdings Co Ltd. 2
147 TSE Co Ltd 5
413,881 * TSEC Corp 525
6,375 U-Blox AG. 891
89,528 * Ultra Clean Holdings 2,969
45,944 Ulvac, Inc 2,007
538,700 * UMS Holdings Ltd 452
50,468 Unigroup Guoxin Microelectronics Co Ltd 816
527,000 Unisem M BHD 372
5,902,071 United Microelectronics Corp 10,328
1,317,000 * United Renewable Energy Co Ltd/Taiwan 910
21,261 Universal Display Corp 3,298
34,000 UPI Semiconductor Corp 349
449,744 Vanguard International Semiconductor Corp 1,439
300,423 * Veeco Instruments, Inc 6,348
177,000 Via Technologies, Inc 502
101,000 VisEra Technologies Co Ltd 759
165,000 Visual Photonics Epitaxy Co Ltd 502
281,100 ViTrox Corp BHD 510
517,000 Wafer Works Corp 829
59,584 Will Semiconductor Ltd 792
154,000 Win Semiconductors Corp 928
1,444,389 Winbond Electronics Corp 1,264
254,433 *,e Wolfspeed, Inc 16,525
26,560 WONIK IPS Co Ltd 721
17,546 Wonik QnC Corp 345
8,800 Wuhan DR Laser Technology Corp Ltd 139
7,938 Wuxi Autowell Technology Co Ltd 211
50,385 *,g X-Fab Silicon Foundries SE 476
4,455 *,g X-Fab Silicon Foundries SE 42
147,000 XinTec, Inc 524
3,707,214 Xinyi Solar Holdings Ltd 4,444
30,500 Yangzhou Yangjie Electronic Technology Co Ltd 244
82,006 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 782
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 6,328,604
SOFTWARE & SERVICES - 8.3%
88,200 *,e 21Vianet Group, Inc (ADR) 286
217,987 360 Security Technology, Inc 555
14,563 * 8x8, Inc 61
3,513 A10 Networks, Inc 54
45,390 Absolute Software Corp 355
1,280,589 Accenture plc 366,005
6,943 *,e ACI Worldwide, Inc 187
3,541 Adeia, Inc 31
3,559 Adesso SE 570
343,568 *,e Adobe, Inc 132,401
790 * Agilysys, Inc 65
49,190 * AGMO HOLDINGS BHD 7

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
53,800 *,e Agora, Inc (ADR) $ 195
6,670 Ahnlab, Inc 319
64,471 * Akamai Technologies, Inc 5,048
16,241 Al Moammar Information Systems Co 494
52,415 * Alarm.com Holdings, Inc 2,635
120,070 *,e Alkami Technology, Inc 1,520
3,900 e Alpha Systems, Inc 120
2,965 * Altair Engineering, Inc 214
28,132 Alten 4,492
119,187 * Alteryx, Inc 7,013
233,052 Altium Ltd 5,988
167,763 Amdocs Ltd 16,110
27,595 American Software, Inc (Class A) 348
5,829 * Ansys, Inc 1,940
906 * Appfolio, Inc 113
839 *,e Appian Corp 37
51,500 * Appier Group, Inc 661
190,011 *,e AppLovin Corp 2,993
21,438 Arabian Internet & Communications Services Co 1,425
12,400 Argo Graphics, Inc 345
3,557 * Asana, Inc 75
140,800 g AsiaInfo Technologies Ltd 260
2,272 * Aspen Technology, Inc 520
120,607 Asseco Poland S.A. 2,129
132,629 Atea ASA 1,621
417,732 * Atlassian Corp 71,503
96,451 e Atos Origin S.A. 1,197
3,666 Atoss Software AG. 663
8,244 Aubay 423
18,517 * Autodesk, Inc 3,855
1,628,700 *,e BASE, Inc 3,369
302,498 Bechtle AG. 14,486
27,307 Beijing Kingsoft Office Software, Inc 1,880
61,656 Beijing Shiji Information Technology Co Ltd 230
226,417 Bentley Systems, Inc 9,734
5,175 * BigCommerce Holdings, Inc 46
125,771 * Bill.Com Holdings, Inc 10,205
148,460 Birlasoft Ltd 475
85,811 * Black Knight, Inc 4,939
39,460 *,e Blackbaud, Inc 2,735
528,146 * Blackberry Ltd (New) 2,423
2,656 * Blackline, Inc 178
5,494 * Box, Inc 147
1,484,937 *,e BrainChip Holdings Ltd 478
75,200 * Brightcove, Inc 335
405,102 Bytes Technology Group plc 1,941
52,713 *,e C3.ai, Inc 1,770
169,200 * Cadence Design Systems, Inc 35,547
86,466 Cancom SE 2,964
604,412 Cap Gemini S.A. 112,321
12,116 cBrain A.S. 248
137,598 * CCC Intelligent Solutions Holdings, Inc 1,234
15,363 * CE Info Systems Ltd 186
40,664 *,e Cellebrite DI Ltd 248
1,338 * Cerence Inc 38
58,673 * Ceridian HCM Holding, Inc 4,296
194,274 * CGI, Inc 18,723
34,700 e Change, Inc 619
310,800 *,e Chatwork Co Ltd 2,054
122,261 * Check Point Software Technologies 15,894
14,276,000 * China Youzan Ltd 363

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,814,000 Chinasoft International Ltd $ 1,783
127,000 * Chindata Group Holdings Ltd (ADR) 888
401,255 * Cint Group AB 547
8,017 *,e Cipher Mining, Inc 19
189,897 *,e Cleanspark, Inc 528
417,969 e Clear Secure, Inc 10,938
236,007 *,e Cloudflare, Inc 14,552
14,146 *,e CM.com NV 139
25,424 Coforge Ltd 1,187
213,795 Cognizant Technology Solutions Corp (Class A) 13,027
225,557 * Commvault Systems, Inc 12,798
120,800 Computacenter plc 3,204
37,588 Comture Corp 591
104,837 * Confluent, Inc 2,523
286 * Consensus Cloud Solutions, Inc 10
19,073 Constellation Software, Inc 35,859
188,518 * Converge Technology Solutions Corp 569
653 *,e Couchbase, Inc 9
76,169 *,e,g Crayon Group Holding ASA 629
361,911 * Crowdstrike Holdings, Inc 49,676
1,507 *,e Cvent Holding Corp 13
125,818 * CyberArk Software Ltd 18,619
23,700 e Cybozu, Inc 529
79,098 Cyient Ltd 960
2,659,500 Dagang NeXchange Bhd 364
5,197,839 *,e Darktrace plc 16,514
701,550 Dassault Systemes SE 28,940
131,237 Data#3 Ltd 641
224,309 * Datadog, Inc 16,298
4,422 Datagroup SE 316
7,949 * Dear U Co Ltd 284
211,053 * Descartes Systems Group, Inc 17,034
72,877 DHC Software Co Ltd 88
88,000 Digital Arts, Inc 3,414
2,528,000 Digital China Holdings Ltd 1,167
34,013 e Digital Garage, Inc 1,124
2,699,800 * Digital Mediatama Maxima Tbk PT 145
5,970 * Digital Turbine, Inc 74
3,750 *,e Digital Value S.p.A 271
1,466 *,e DigitalOcean Holdings, Inc 57
20,191 * Docebo, Inc 822
229,229 * DocuSign, Inc 13,364
26,787 Dolby Laboratories, Inc (Class A) 2,288
79,322 * Domo, Inc 1,126
7,231 * DoubleVerify Holdings, Inc 218
242,231 * Dropbox, Inc 5,237
33,900 DTS Corp 826
17,508 DuzonBIzon Co Ltd 474
60,880 * DXC Technology Co 1,556
187,242 e Dye & Durham Ltd 2,491
325,706 * Dynatrace, Inc 13,777
6,781 *,e E2open Parent Holdings, Inc 39
710 e Ebix, Inc 9
110,840 e Econocom Group S.A. 356
446 * eGain Corp 3
134,452 * Elastic NV 7,785
22,598 Elm Co 2,671
652,585 * EngageSmart, Inc 12,562
42,812 e Enghouse Systems Ltd 1,212
2,701 * Envestnet, Inc 158
99,584 * EPAM Systems, Inc 29,776

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
7,282 Esker S.A. $ 1,038
294,078 * Everbridge, Inc 10,196
706 *,e EverCommerce, Inc 7
13,673 * Fair Isaac Corp 9,608
4,046 * Fastly, Inc 72
21,006 * First Derivatives plc 444
298,538 * Five9, Inc 21,581
1,425 *,e ForgeRock, Inc 29
10,548 Formula Systems 1985 Ltd 700
293,576 * Fortinet, Inc 19,511
472,253 Fortnox AB 3,231
85,500 *,e Freee KK 2,203
88,547 e F-Secure Corp 308
25,084 e FUJI SOFT, Inc 1,456
165,600 Fujitsu Ltd 22,378
7,127 e Fukui Computer Holdings, Inc 148
38,700 Future Architect, Inc 535
157,567 * Gartner, Inc 51,331
344,617 GB Group plc 1,274
1,820,724 * GDS Holdings Ltd 4,277
522,852 * GDS Holdings Ltd (ADR) 9,756
2,694,314 Gen Digital, Inc 46,234
15,517 GFT Technologies AG. 604
77,537 g Global Dominion Access S.A. 304
40,042 * Globant S.A. 6,567
5,500 e GMO GlobalSign Holdings KK 170
68,970 * GMO internet, Inc 1,344
127,741 * GoDaddy, Inc 9,928
240,623 *,e Grid Dynamics Holdings, Inc 2,758
4,790 * Guidewire Software, Inc 393
553 Hackett Group, Inc 10
145,395 Hansen Technologies Ltd 451
91,391 Happiest Minds Technologies Ltd 859
474,583 HCL Technologies Ltd 6,300
13,541 Hilan Ltd 565
21,703 Hinduja Global Solutions Ltd 273
3,911 * HubSpot, Inc 1,677
63,752 Hundsun Technologies, Inc 494
6,227 Hyundai Autoever Corp 542
40,002 * IBEX Ltd 976
69,083 Iflytek Co Ltd 640
140,157 Indra Sistemas S.A. 1,897
28,442 *,e Informatica, Inc 466
658 e Information Services Group, Inc 3
24,648 Information Services International-Dentsu Ltd 972
1,656,412 Infosys Technologies Ltd 28,959
1,641 *,e Instructure Holdings, Inc 43
96,424 * Intapp, Inc 4,324
82,202 Intellect Design Arena Ltd 412
651 e InterDigital, Inc 47
398,165 International Business Machines Corp 52,195
519,265 Intuit, Inc 231,504
173,712 Iress Market Technology Ltd 1,162
28,600 Itochu Techno-Science Corp 705
45,412 * Jamf Holding Corp 882
498,257 e Justsystems Corp 13,322
75,788 Kainos Group plc 1,296
6,152 *,e Kaleyra, Inc 10
342,200 *,e Kaonavi, Inc 6,582
150,860 * Kape Technologies plc 529
847,613 Keywords Studios plc 28,838

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
155,152 * Kinaxis, Inc $ 21,302
2,313,495 * Kingdee International Software Group Co Ltd 3,737
83,200 *,e Kingsoft Cloud Holdings Ltd (ADR) 740
28,479 KNOW IT AB 566
151,872 KPIT Engineering Ltd 1,718
334,015 * Kyndryl Holdings, Inc 4,930
477,531 g Larsen & Toubro Infotech Ltd 27,808
2,440 * Latch, Inc 2
3,498,238 Learning Technologies Group plc 5,567
1,248,525 * Lightspeed Commerce, Inc 18,984
923,500 *,g Linklogis, Inc 425
16,186 LiveChat Software S.A. 538
2,286 * LiveRamp Holdings, Inc 50
407,000 *,g Locaweb Servicos de Internet S.A. 385
46,539 Magic Software Enterprises Ltd 613
7,324 * Magnet Forensics, Inc 239
22,561 Malam-Team Ltd 418
48,216 * Manhattan Associates, Inc 7,466
31,767 *,e Marathon Digital Holdings, Inc 277
14,076 Mastek Ltd 265
36,659 Matrix IT Ltd 646
18,222 *,e Matterport, Inc 50
225,637 *,e Megaport Ltd 632
14,494,571 Microsoft Corp 4,178,785
328 *,e MicroStrategy, Inc (Class A) 96
786,000 e Ming Yuan Cloud Group Holdings Ltd 502
29,167 e Mitsubishi Research Institute, Inc 1,123
179,844 * Model N, Inc 6,019
42,688 * Money Forward, Inc 1,494
56,090 * MongoDB, Inc 13,076
78,467 Mphasis Ltd 1,725
2,533 * N-Able, Inc 33
8,248 *,e Nagarro SE 840
852,000 *,†,e National Agricultural Holdings Ltd 1
24,867 NavInfo Co Ltd 49
284,353 NCC Group plc 358
44,756 * nCino OpCo, Inc 1,109
107,208 * NCR Corp 2,529
73,200 NEC Corp 2,826
62,943 NEC Networks & System Integration Corp 769
62,692 Nemetschek AG. 4,328
76,606 NET One Systems Co Ltd 1,838
259,562 g Netcompany Group A.S. 9,472
39,109 * New Relic, Inc 2,945
3,963,929 * NEXTDC Ltd 28,052
65,344 * Nice Systems Ltd 14,885
443,238 Nihon Unisys Ltd 10,892
82,799 * NIIT Ltd 330
176,200 Nippon System Development Co Ltd 3,178
327,000 Nomura Research Institute Ltd 7,648
29,392 NS Solutions Corp 787
188,000 NTT Data Corp 2,472
378,491 * Nutanix, Inc 9,837
29,200 OBIC Business Consultants Ltd 1,106
20,800 Obic Co Ltd 3,295
25,295 Objective Corp Ltd 219
114,841 * Okta, Inc 9,904
3,067 *,e Olo, Inc 25
1,417 * ON24, Inc 12
42,568 One Software Technologies Ltd 434
876 * OneSpan, Inc 15

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
248,466 Open Text Corp (Toronto) $ 9,584
4,646,376 Oracle Corp 431,741
11,500 * Oracle Corp Japan 831
60,954 Oracle Financial Services Software Ltd 2,427
34,000 Otsuka Corp 1,208
36,936 * Pagerduty, Inc 1,292
1,508,163 * Palantir Technologies, Inc 12,744
1,649,118 * Palo Alto Networks, Inc 329,395
23,316 * Paycom Software, Inc 7,088
50,688 *,e Paycor HCM, Inc 1,344
62,869 * Paylocity Holding Corp 12,497
27,902 e Pegasystems, Inc 1,353
4,417 Perfect Presentation For Commercial Services Co 246
27,791 * Perficient, Inc 2,006
48,330 Persistent Systems Ltd 2,726
559 PFSweb, Inc 2
19,200 *,e PKSHA Technology, Inc 264
13,700 Plus Alpha Consulting Co Ltd 313
58,655 Posco ICT Co Ltd 429
721,141 * PowerSchool Holdings, Inc 14,293
49,896 * Procore Technologies, Inc 3,125
19,150 e Progress Software Corp 1,100
1,364 * PROS Holdings, Inc 37
93,886 * PTC, Inc 12,039
1,174 *,e Q2 Holdings, Inc 29
15,383 *,e QT Group Oyj 1,125
1,342,981 * Qualtrics International, Inc 23,945
1,851 * Qualys, Inc 241
15,218 *,e Rackspace Technology, Inc 29
91,600 Rakus Co Ltd 1,330
19,453 * Rapid7, Inc 893
31,556 * Rategain Travel Technologies Ltd 132
41,229 Reply S.p.A 5,177
118,308 * RingCentral, Inc 3,629
5,770 *,e Riot Blockchain, Inc 58
55,603 * Riskified Ltd 314
208,227 Roper Technologies, Inc 91,764
45,862 Route Mobile Ltd 765
39,543 S&T AG. 826
1,048,733 Sage Group plc 10,064
29,919 Saipens International Corp NV 644
2,458,887 * Salesforce, Inc 491,236
17,422 Samsung SDS Co Ltd 1,558
13,880 Sangfor Technologies, Inc 299
68,300 * Sansan, Inc 783
1,111,838 SAP AG. 140,392
12,226 e Sapiens International Corp NV 266
1,315 Secunet Security Networks AG. 291
349 * SecureWorks Corp 3
1,098,636 * SentinelOne, Inc 17,974
572,657 * ServiceNow, Inc 266,125
527,210 Shanghai Baosight Software Co Ltd 1,743
48,735 Shanghai Baosight Software Co Ltd 413
193,872 * SHIFT, Inc 34,676
2,979,972 * Shopify, Inc (Class A) 142,880
929,741 Silverlake Axis Ltd 231
38,765 SimCorp AS 2,932
21,500 Simplex Holdings, Inc 398
525,848 *,e,g Sinch AB 1,422
2,847,601 * SiteMinder Ltd 6,553
107,152 * Smartsheet, Inc 5,122

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
328,276 * Snowflake, Inc $ 50,650
10,700 e Softbank Technology Corp 161
377,210 Softcat plc 6,059
50,834 Software AG. 1,115
1,631 * SolarWinds Corp 14
109,407 Sonata Software Ltd 1,117
49,074 Sopra Group S.A. 10,313
138,547 * Splunk, Inc 13,284
450,779 * Sprout Social, Inc 27,443
116,984 * SPS Commerce, Inc 17,817
320,103 * Squarespace, Inc 10,170
485,100 Sumisho Computer Systems Corp 7,103
2,385 * Sumo Logic, Inc 29
766,224 SUNeVision Holdings Ltd 436
39,550 *,e SUSE S.A. 719
2,682 * SVMK, Inc 25
719,332 * Synopsys, Inc 277,842
288,912 Systena Corp 635
127,000 Systex Corp 329
57,195 Tanla Platforms Ltd 365
1,171,911 Tata Consultancy Services Ltd 45,936
31,571 Tata Elxsi Ltd 2,299
134,287 *,g TeamViewer AG. 2,288
287,811 Tech Mahindra Ltd 3,880
41,100 e TechMatrix Corp 463
278,874 Technology One Ltd 2,740
69,105 e Temenos Group AG. 4,809
310,958 * Tenable Holdings, Inc 14,774
310,520 * Teradata Corp 12,508
23,561 Thunder Software Technology Co Ltd 372
83,877 Tietoenator Oyj 2,635
411,300 TIS, Inc 10,877
64,142 *,e TomTom NV 526
446,052 Totvus S.A. 2,478
39,900 * Trend Micro, Inc 1,958
11,507 e Trifork Holding AG. 266
173,825 *,e Truecaller AB 513
70,119 * Turing Holding Corp 516
170,400 *,e Tuya, Inc (ADR) 322
436,355 * Twilio, Inc 29,074
3,300 * Tyler Technologies, Inc 1,170
478,785 * UiPath, Inc 8,407
526 *,e Unisys Corp 2
200,369 *,e Unity Software, Inc 6,500
95,518 * Upland Software, Inc 411
161,630 * Varonis Systems, Inc 4,204
4,227 * Verint Systems, Inc 157
76,495 * VeriSign, Inc 16,166
5,850 *,e Veritone, Inc 34
27,800 Vitec Software Group AB 1,433
92,839 * VMware, Inc (Class A) 11,591
1,505,000 *,e Vobile Group Ltd 634
56,928 * Volue ASA 114
9,064 e Wavestone 437
1,952,000 *,e,g Weimob, Inc 1,208
12,559 e Wiit S.p.A 273
20,700 e WingArc1st, Inc 306
686,705 Wipro Ltd 3,064
118,674 Wisetech Global Ltd 5,228
104,638 * Wix.com Ltd 10,443
18,943 *,e WM Technology, Inc 16

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
381,749 * Workday, Inc $ 78,846
198,659 * Workiva, Inc 20,345
105,031 * Xero Ltd 6,370
2,312 * Yext, Inc 22
105,587 Yonyou Network Technology Co Ltd 387
67,502 Zensar Technologies Ltd 226
1,317,495 * Zeta Global Holdings Corp 14,268
60,277 * Zoom Video Communications, Inc 4,451
134,983 * Zscaler, Inc 15,770
27,800 Zuken, Inc 724
716,344 * Zuora Inc 7,077
TOTAL SOFTWARE & SERVICES 9,163,193
TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
6,496 *,e 908 Devices, Inc 56
361,944 e AAC Technologies Holdings, Inc 895
466,402 Accton Technology Corp 4,902
1,370,532 Acer, Inc 1,270
78,000 Adlink Technology, Inc 161
1,461 e ADTRAN Holdings, Inc 23
30,000 Advanced Ceramic X Corp 231
1,932 Advanced Energy Industries, Inc 189
203,331 Advantech Co Ltd 2,487
25,520 *,e Aeva Technologies, Inc 30
37,406 Ai Holdings Corp 649
389,000 Alpha Networks, Inc 447
191,900 e Alps Electric Co Ltd 1,847
6,208 ALSO Holding AG. 1,264
53,350 Amano Corp 1,008
280,877 Amphenol Corp (Class A) 22,953
121,793 Anritsu Corp 1,126
1,287,120 *,† Anxin-China Holdings Ltd 2
139,000 Apex International Co Ltd 272
23,262,203 d Apple, Inc 3,835,937
132,000 Arcadyan Technology Corp 464
754,411 * Arista Networks, Inc 126,635
563,609 * Arlo Technologies, Inc 3,415
26,538 * Arrow Electronics, Inc 3,314
252,000 Asia Optical Co, Inc 548
1,101,000 Asia Vital Components Co Ltd 5,120
51,000 ASROCK, Inc 238
344,026 Asustek Computer, Inc 3,087
3,318,827 AU Optronics Corp 2,016
26,233 Audiocodes Ltd 387
72,000 AURAS Technology Co Ltd 525
33,000 Aurora Corp 86
23,826 Austria Technologie & Systemtechnik AG. 735
113,600 Avary Holding Shenzhen Co Ltd 514
320 *,e Aviat Networks, Inc 11
742 * Avid Technology, Inc 24
135,026 Avnet, Inc 6,103
106,800 Azbil Corp 2,925
1,378 Badger Meter, Inc 168
65,619 Barco NV 1,956
8,800 Basler AG. 213
3,800 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 43
195,608 Belden CDT, Inc 16,973
1,190 Benchmark Electronics, Inc 28
1,490,000 Benq Corp 1,555
26,758 BH Co Ltd 518
1,512,137 BOE Technology Group Co Ltd 977

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
69,300 Brother Industries Ltd $ 1,044
342,939 BYD Electronic International Co Ltd 1,067
2,550 * Calix, Inc 137
9,580 * Cambium Networks Corp 170
137,500 *,e Canaan, Inc (ADR) 371
44,200 * Canon Electronics, Inc 618
43,590 Canon Marketing Japan, Inc 1,039
304,600 Canon, Inc 6,783
473,000 Career Technology Co Ltd 376
317,947 Catcher Technology Co Ltd 1,988
287,241 CDW Corp 55,980
130,382 * Celestica, Inc 1,681
344,000 Chang Wah Electromaterials, Inc 419
105,545 Chaozhou Three-Circle Group Co Ltd 463
511,000 Cheng Uei Precision Industry Co Ltd 696
567,000 Chicony Electronics Co Ltd 1,775
489,600 *,† China Fiber Optic Network System Group Ltd 1
115,257 China Greatwall Technology Group Co Ltd 208
385,108 China Railway Signal & Communication Corp Ltd 304
28,600 China Zhenhua Group Science & Technology Co Ltd 375
281,000 Chin-Poon Industrial Co 301
349,000 Chroma ATE, Inc 2,041
18,000 Chunghwa Precision Test Tech Co Ltd 338
673,378 * Ciena Corp 35,366
5,997,944 Cisco Systems, Inc 313,543
222,900 e Citizen Watch Co Ltd 1,311
22,802 * Clearfield, Inc 1,062
264,000 Clevo Co 264
80,962 Codan Ltd 296
149,296 Cognex Corp 7,398
2,140,312 Comba Telecom Systems Holdings Ltd 404
25,331 e Comet Holding AG. 7,046
15,044 * CommScope Holding Co, Inc 96
2,145,524 Compal Electronics, Inc 1,782
941,000 Compeq Manufacturing Co 1,440
45,414 Comtech Telecommunications Corp 567
283,000 Coretronic Corp 633
332,596 Corning, Inc 11,734
577 * Corsair Gaming, Inc 11
22,006 * CosmoAM&T Co Ltd 2,619
238,000 Co-Tech Development Corp 473
241,000 * Cowell e Holdings, Inc 576
662 CTS Corp 33
31,406 Daeduck Electronics Co Ltd 577
9,989 Daejoo Electronic Materials Co Ltd 788
81,670 e Daiwabo Co Ltd 1,349
218,000 Darfon Electronics Corp 316
22,642 e Datalogic S.p.A. 190
161,818 DataTec Ltd 346
193,059 Dell Technologies, Inc 7,763
152,357 Delta Electronics Thai PCL 5,088
7,241,673 Delta Electronics, Inc 71,849
52,801 e Dexerials Corp 1,079
49,811 Dicker Data Ltd 274
20,455 * Digi International, Inc 689
181,560 Ditto Thailand PCL 182
31,912 Dreamtech Co Ltd 250
79,452 g Dustin Group AB 291
103,000 Dynapack International Technology Corp 280
371,300 Eastern Communications Co Ltd 163
17,522 *,e Eastman Kodak Co 72

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
13,924 Eizo Nanao Corp $ 431
44,496 Elecom Co Ltd 423
266,000 Elite Material Co Ltd 1,599
308,000 Elitegroup Computer Systems Co Ltd 231
59,679 Ennoconn Corp 522
26,759 * ePlus, Inc 1,312
3,044,551 e Ericsson (LM) (B Shares) 17,847
19,441 Esprinet S.p.A. 195
32,127 Evertz Technologies Ltd 263
2,872 *,e Evolv Technologies Holdings, Inc 9
715,459 * Extreme Networks, Inc 13,680
26,953 * F5 Networks, Inc 3,927
85,747 * Fabrinet 10,183
580 * FARO Technologies, Inc 14
3,892,000 *,e FIH Mobile Ltd 422
650,000 FLEXium Interconnect, Inc 2,121
294,100 Forth Corp PCL 276
12,558,009 Foxconn Industrial Internet Co Ltd 31,415
1,222,000 Foxconn Technology Co Ltd 2,249
149,228 Fujifilm Holdings Corp 7,575
223,000 General Interface Solution Holding Ltd 602
81,000 Genius Electronic Optical Co Ltd 1,033
342,000 Getac Technology Corp 602
484,000 Gigabyte Technology Co Ltd 2,134
46,319 * Gilat Satellite Networks Ltd 234
329,000 Global Brands Manufacture Ltd 367
84,722 GoerTek, Inc 264
331,400 Gold Circuit Electronics Ltd 1,064
197,536 GRG Banking Equipment Co Ltd 352
98,197 Guangzhou Haige Communications Group, Inc Co 150
39,918 Guangzhou Shiyuan Electronic Technology Co Ltd 435
12,100 e Hakuto Co Ltd 451
745,264 Halma plc 20,574
52,200 Hamamatsu Photonics KK 2,816
533,900 Hana Microelectronics PCL (Foreign) 787
241,000 Hannstar Board Corp 282
2,117,000 HannStar Display Corp 892
140,426 * Harmonic, Inc 2,049
105,000 Hengdian Group DMEGC Magnetics Co Ltd 314
142,900 Hengtong Optic-electric Co Ltd 314
5,191,418 Hewlett Packard Enterprise Co 82,699
2,314,103 Hexagon AB 26,634
650,000 * High Tech Computer Corp 1,345
8,500 Hioki EE Corp 557
13,500 Hirose Electric Co Ltd 1,766
26,361 e HMS Networks AB 1,077
107,000 Holystone Enterprise Co Ltd 354
6,274,640 Hon Hai Precision Industry Co, Ltd 21,478
34,599 Horiba Ltd 2,077
50,900 Hosiden Corp 620
821,370 HP, Inc 24,107
110,100 e Ibiden Co Ltd 4,415
19,761 Iljin Materials Co Ltd 1,051
15,754 e Incap Oyj 307
1,929 Inficon Holding AG. 2,092
122,939 *,e Infinera Corp 954
72,718 Innodisk Corp 752
4,564,690 InnoLux Display Corp 2,190
94,427 *,e Innoviz Technologies Ltd 330
48,964 *,e Inseego Corp 28
114,793 * Insight Enterprises, Inc 16,411
32,700 Inspur Electronic Information Industry Co Ltd 167

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira $ 296
6,426 Intellian Technologies, Inc 465
12,799 INTOPS Co Ltd 351
1,151,172 Inventec Co Ltd 1,210
1,412 *,e IonQ, Inc 9
14,856 * IPG Photonics Corp 1,832
18,400 e Iriso Electronics Co Ltd 685
189,000 ITEQ Corp 488
1,537 * Itron, Inc 85
22,258 Ituran Location and Control Ltd 485
130,162 Jabil Inc 11,475
42,942 e Japan Aviation Electronics Industry Ltd 748
1,103,394 *,e Japan Display, Inc 334
610,900 Jaymart PCL 411
49,113 Jenoptik AG. 1,674
1,320,528 Juniper Networks, Inc 45,453
15,000 Kaga Electronics Co Ltd 570
744,200 KCE Electronics PCL 988
322,370 Keyence Corp 157,996
86,850 * Keysight Technologies, Inc 14,025
8,211 * Kimball Electronics, Inc 198
53,000 King Slide Works Co Ltd 671
347,705 Kingboard Chemical Holdings Ltd 1,069
967,746 e Kingboard Laminates Holdings Ltd 1,012
28,522 * KMW Co Ltd 493
3,053 * Knowles Corp 52
30,000 e Koa Corp 419
431,000 e Konica Minolta Holdings, Inc 1,856
95,800 Kyocera Corp 4,997
21,594 L&F Co Ltd 5,235
21,696 Landis&Gyr Group AG. 1,670
49,625 Largan Precision Co Ltd 3,558
1,002 LEM Holding S.A. 2,153
3,658,399 Lenovo Group Ltd 3,964
328,623 Lens Technology Co Ltd 646
112,679 LG Display Co Ltd 1,431
6,856 LG Innotek Co Ltd 1,438
3,500 *,e Lightwave Logic, Inc 18
430,084 * Lingyi iTech Guangdong Co 388
994,277 Lite-On Technology Corp 2,393
6,712 Littelfuse, Inc 1,799
179,582 Logitech International S.A. 10,482
78,999 Lotes Co Ltd 2,388
56,673 * Lumentum Holdings, Inc 3,061
428,724 Luxshare Precision Industry Co Ltd 1,894
47,607 Macnica Fuji Electronics Holdings, Inc 1,356
8,700 e Maruwa Co Ltd 1,213
50,900 Maxell Holdings Ltd 592
27,834 Maxscend Microelectronics Co Ltd 505
73,091 Mcj Co Ltd 515
8,801 Mcnex Co Ltd 213
22,400 e Meiko Electronics Co 499
7,065 Melco Holdings, Inc 175
1,235 Methode Electronics, Inc 54
5,681,900 Metrodata Electronics Tbk PT 220
198,000 *,†,e MH Development Ltd 0^
74,506 e Micronic AB 1,833
315,200 Micro-Star International Co Ltd 1,498
4,668 *,e Mirion Technologies, Inc 40
782,000 Mitac Holdings Corp 702
715,445 Motorola Solutions, Inc 204,710
253,400 Multilaser Industrial S.A. 68

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
564,230 Murata Manufacturing Co Ltd $ 34,387
112,000 Nan Ya Printed Circuit Board Corp 1,050
236,100 *,e Nano Dimension Ltd (ADR) 682
215,355 * Napco Security Technologies, Inc 8,093
210,705 National Instruments Corp 11,043
9,166 * Nayax Ltd 156
30,583 Neopost S.A. 559
186,383 NetApp, Inc 11,901
965 * Netgear, Inc 18
3,576 * Netscout Systems, Inc 102
408,800 * Nex Point Parts PCL 164
48,650 Nichicon Corp 509
87,715 Ninestar Corp 573
65,500 Nippon Ceramic Co Ltd 1,342
79,676 Nippon Electric Glass Co Ltd 1,536
46,256 Nippon Signal Co Ltd 372
42,260 Nissha Printing Co Ltd 596
1,501 * nLight, Inc 15
22,772 e Nohmi Bosai Ltd 291
1 Nokia Corp (ADR) 0^
5,629,931 Nokia Oyj 27,637
18,545 * Note AB 414
1,847 * Novanta, Inc 294
228,372 *,e Novonix Ltd 196
70,936 e Oki Electric Industry Co Ltd 385
94,589 Omron Corp 5,536
20,004 *,e Ondas Holdings, Inc 22
35,579 Optex Co Ltd 560
710 * OSI Systems, Inc 73
89,689 *,e Ouster, Inc 75
52,335 Oxford Instruments plc 1,617
335,000 Pan-International Industrial 434
566 *,e PAR Technology Corp 19
5,301 Park Systems Corp 623
44,840 Partron Co Ltd 286
774,000 PAX Global Technology Ltd 650
33,367 PC Connection, Inc 1,500
979,915 Pegatron Technology Corp 2,249
43,483 * Penta Teknoloji Urunleri Dagitim Ticaret AS. 39
1,525 * Plexus Corp 149
390,000 Primax Electronics Ltd 775
5,127,385 Prime View International Co Ltd 31,296
245,190 * Pure Storage, Inc 6,255
1,340,390 Quanta Computer, Inc 3,927
37,491 * Radware Ltd 808
15,954 Raytron Technology Co Ltd 114
720,201 Redington India Ltd 1,466
34,008 Renishaw plc 1,722
10,947 Restar Holdings Corp 179
2,470 * Ribbon Communications, Inc 8
163,500 Ricoh Co Ltd 1,226
11,126 Riken Keiki Co Ltd 479
14,898 e Riso Kagaku Corp 260
814 * Rogers Corp 133
16,033 e Ryosan Co Ltd 398
16,000 e Ryoyo Electro Corp 298
27,477 Samsung Electro-Mechanics Co Ltd 3,244
7,365,986 Samsung Electronics Co Ltd 364,255
405,223 Samsung Electronics Co Ltd (Preference) 16,863
99,234 Samsung SDI Co Ltd 56,369
10,879 Sang-A Frontec Co Ltd 273
270,187 * Sanmina Corp 16,479

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
48,282 * Scansource, Inc $ 1,470
18,778 *,e Seco S.p.A 93
83,500 e Seiko Epson Corp 1,193
8,892 *,g Sensirion Holding AG. 977
26,000 Sensortek Technology Corp 304
30,128 Seojin System Co Ltd 424
221,000 Sercomm Corp 691
30,070 Sesa S.p.A 4,019
4,333 *,e SES-imagotag S.A. 515
6,259 Shanghai Friendess Electronic Technology Corp Ltd 167
96,184 Shengyi Technology Co Ltd 259
21,205 Shennan Circuits Co Ltd 285
45,400 Shenzhen Sunlord Electronics Co Ltd 173
44,711 Shenzhen Transsion Holdings Co Ltd 659
109,100 Shimadzu Corp 3,425
32,100 Siix Corp 343
462,000 Simplo Technology Co Ltd 4,609
290,000 Sinbon Electronics Co Ltd 3,264
1,000,800 SKP Resources Bhd 284
24,077 e Softchoice Corp 309
665,346 e Softwareone Holding AG. 9,491
34,065 * SOLUM Co Ltd 588
14,743 Solus Advanced Materials Co Ltd 536
389,533 Spectris plc 17,674
120,000 Speed Tech Corp 225
1,748,510 Spirent Communications plc 3,758
35,082 * STCUBE 492
164,392 Sterlite Technologies Ltd 296
2,151,249 Sunny Optical Technology Group Co Ltd 25,958
199,595 * Super Micro Computer, Inc 21,267
357,000 Supreme Electronics Co Ltd 524
114,841 Suzhou Dongshan Precision Manufacturing Co Ltd 507
67,312 SYNNEX Corp 6,515
634,621 Synnex Technology International Corp 1,280
211,000 Taiwan Union Technology Corp 495
415,840 Taiyo Yuden Co Ltd 14,021
463,200 TDK Corp 16,627
872,386 TE Connectivity Ltd 114,413
53,850 *,g Tejas Networks Ltd 382
29,582 * Teledyne Technologies, Inc 13,234
108,000 Test Research, Inc 226
71,000 Thinking Electronic Industrial Co Ltd 359
21,304 Tianjin 712 Communication & Broadcasting Co Ltd 96
78,130 Tianma Microelectronics Co Ltd 120
6,100 Tokyo Electron Device Ltd 406
128,800 Tong Hsing Electronic Industries Ltd 844
102,156 Topcon Corp 1,382
23,085 Toshiba TEC Corp 684
280,000 TPK Holding Co Ltd 316
189,000 Transcend Information, Inc 454
110,836 * Trimble Inc 5,810
436,000 Tripod Technology Corp 1,606
2,052,000 Truly International Holdings 286
1,063,577 * TTM Technologies, Inc 14,348
125 *,e Turtle Beach Corp 1
275,000 TXC Corp 806
3,439 e Ubiquiti, Inc 934
610,011 Unimicron Technology Corp 2,975
161,311 Unisplendour Corp Ltd 689
42,670 e Venture Corp Ltd 568
8,000 VIA Labs, Inc 61
160,482 *,e Viasat, Inc 5,431

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
7,724 * Viavi Solutions, Inc $ 84
7,298 Vishay Intertechnology, Inc 165
72,076 * Vishay Precision Group, Inc 3,010
34,000 Vivotek, Inc 292
789,109 Vontier Corp 21,574
3,146,100 VS Industry BHD 576
721,042 VST Holdings Ltd 423
155,885 Vtech Holdings Ltd 933
139,500 e Wacom Co Ltd 731
126,000 Wah Lee Industrial Corp 363
301,000 Walsin Technology Corp 959
158,907 *,e Weebit Nano Ltd 532
143,851 * Western Digital Corp 5,419
74,184 Wingtech Technology Co Ltd 598
190,500 *,†,b Wintek Corp 0^
2,628,000 Wistron Corp 3,618
277,000 Wistron NeWeb Corp 945
83,049 Wiwynn Corp 3,081
706,519 WPG Holdings Co Ltd 1,167
377,000 WT Microelectronics Co Ltd 839
140,981 Wuhan Guide Infrared Co Ltd 248
126,852 WUS Printed Circuit Kunshan Co Ltd 397
3,889 Xerox Holdings Corp 60
14,400 Xiamen Faratronic Co Ltd 306
7,543,200 *,g Xiaomi Corp 11,609
1,416 * Xperi, Inc 15
15,750 *,† Ya Hsin Industrial Co Ltd 0
167,801 Yageo Corp 2,925
41,947 Yealink Network Technology Corp Ltd 465
68,100 Yokogawa Electric Corp 1,109
19,884 e Yokowo Co Ltd 314
43,155 * Zebra Technologies Corp (Class A) 13,723
125,518 Zhejiang Dahua Technology Co Ltd 413
24,020 Zhejiang Supcon Technology Co Ltd 364
330,558 Zhen Ding Technology Holding Ltd 1,244
28,123 Zhongji Innolight Co Ltd 241
15,200 Zhuzhou Hongda Electronics Corp Ltd 101
259,303 ZTE Corp 1,229
395,999 ZTE Corp (Class H) 1,161
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,453,936
TELECOMMUNICATION SERVICES - 1.3%
594,571 Advanced Info Service PCL 3,688
872,230 g Airtel Africa plc 1,144
916,297 AL Yah Satellite Communications Co-Pjsc-Yah Sat 664
26,238,332 e America Movil SAB de C.V. 27,563
431 * Anterix, Inc 14
15,500 ARTERIA Networks Corp 149
1,794,000 * Asia Pacific Telecom Co Ltd 381
15,730,213 AT&T, Inc 302,807
372 ATN International, Inc 15
199,857 *,e Aussie Broadband Ltd 419
1,486,906 Axiata Group Bhd 1,017
48,127 * Bandwidth Inc 732
66,745 e BCE, Inc 2,990
4,091,824 Bezeq Israeli Telecommunication Corp Ltd 5,571
2,142,465 Bharti Airtel Ltd 19,538
7,362,936 BT Group plc 13,263
77,442 * Cellcom Israel Ltd 280
593,650 g Cellnex Telecom SAU 23,086
21,000 Chief Telecom, Inc 266
24,071,912 g China Tower Corp Ltd 2,913

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
416,390 Chorus Ltd $ 2,193
3,589,653 Chunghwa Telecom Co Ltd 14,111
3,837,641 Citic Telecom International Holdings Ltd 1,565
2,426 Cogent Communications Group, Inc 155
2,293 * Consolidated Communications Holdings, Inc 6
3,580,841 Deutsche Telekom AG. 86,772
1,540,144 Digi.Com BHD 1,517
37,488 Drillisch AG. 412
1,200 * EchoStar Corp (Class A) 22
146,292 Elisa Oyj (Series A) 8,823
3,292,996 Emirates Telecommunications Group Co PJSC 19,786
105,726 Empresa Nacional de Telecomunicaciones S.A. 417
372,693 Etihad Etisalat Co 4,109
1,514,282 Far EasTone Telecommunications Co Ltd 3,742
107,708 Freenet AG. 2,799
134,895 * Frontier Communications Parent, Inc 3,072
81,907 Gamma Communications plc 1,099
1,177,188 *,e Globalstar, Inc 1,366
40,381 * Gogo, Inc 586
697,354 * Helios Towers plc 894
202,195 Hellenic Telecommunications Organization S.A. 2,961
587,007 Himachal Futuristic Communications 437
961,620 HKBN Ltd 711
2,910,437 HKT Trust and HKT Ltd 3,864
1,641,607 Hutchison Telecommunications Hong Kong Holdings Ltd 259
52,090 * IDT Corp (Class B) 1,775
668,252 Indus Towers Ltd 1,165
345,657 g Infrastrutture Wireless Italiane S.p.A 4,541
98,848 Internet Initiative Japan, Inc 2,061
1,020,800 Intouch Holdings PCL (Class F) 2,212
28,792 Iridium Communications, Inc 1,783
4,399,900 Jasmine International PCL 276
531,600 *,e JTOWER, Inc 19,825
1,289,396 KDDI Corp 39,762
13,028,332 Koninklijke KPN NV 46,036
1,202 *,e KORE Group Holdings, Inc 1
222,725 *,†,e Let's GOWEX S.A. 2
105,412 LG Telecom Ltd 878
34,377 * Liberty Global plc (Class A) 670
1,320 * Liberty Latin America Ltd (Class A) 11
670,176 * Liberty Latin America Ltd (Class C) 5,536
850,710 Lumen Technologies, Inc 2,254
432,728 Magyar Telekom 495
1,151,683 Maxis BHD 1,080
167,918 *,e Millicom International Cellular S.A. 3,186
2,281,192 Mobile Telecommunications Co KSC 4,024
397,506 * Mobile Telecommunications Co Saudi Arabia 1,380
1,621,862 * MTN Group Ltd 11,620
8,382,866 NetLink NBN Trust 5,424
878,224 Nippon Telegraph & Telephone Corp 26,244
189,971 NOS SGPS S.A. 868
23,000 Okinawa Cellular Telephone Co 526
125,689 * Ooma, Inc 1,572
886,670 Ooredoo QSC 2,290
1,080,800 Operadora de Sites Mexicanos S.A. de C.V. 1,069
2,174,553 Orange S. A. 25,834
132,775 * Partner Communications 615
5,002,000 PCCW Ltd 2,497
44,104 PLDT, Inc 1,155
145,686 Proximus plc 1,409
806,363 * Radius Global Infrastructure, Inc 11,829

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
75,764 g RAI Way S.p.A $ 456
94,951 Railtel Corp of India Ltd 117
325,847 e Rogers Communications, Inc (Class B) 15,103
16,457,933 Sarana Menara Nusantara Tbk PT 1,018
1,438,923 Saudi Telecom Co 15,391
1,650 Shenandoah Telecom Co 31
5,243,428 Singapore Telecommunications Ltd 9,715
87,977 *,† Sistema PJSFC (GDR) (London) 1
1,715,360 *,e Sitios Latinoamerica SAB de C.V. 710
53,631 SK Telecom Co Ltd 1,990
103,978,004 * Smartfren Telecom Tbk PT 425
342,641 SmarTone Telecommunications Holding Ltd 220
1,682,600 Softbank Corp 19,424
1,127,798 Softbank Group Corp 44,338
617,414 StarHub Ltd 483
26,640 Swisscom AG. 17,001
880,506 Taiwan Mobile Co Ltd 2,922
95,434 Tata Communications Ltd 1,451
478,318 * Tata Teleservices Maharashtra Ltd 324
583,813 Tele2 AB (B Shares) 5,811
1,590,342 Telecom Corp of New Zealand Ltd 5,038
276,074 Telecom Egypt 222
10,765,173 e Telecom Italia S.p.A. 3,550
509,685 Telefonica Brasil S.A. 3,888
1,070,791 Telefonica Deutschland Holding AG. 3,296
5,841,329 Telefonica S.A. 25,157
561,509 Telekom Malaysia BHD 624
634,995 Telekomunikacja Polska S.A. 1,007
719,689 Telenor ASA 8,438
3,432 e Telephone & Data Systems, Inc 36
2,812,193 e TeliaSonera AB 7,141
46,744,801 Telkom Indonesia Persero Tbk PT 12,693
275,324 *,e Telkom S.A. Ltd 552
3,691,347 Telstra Corp Ltd 10,452
430,919 TELUS Corp 8,555
589,800 * Thaicom PCL 249
865,349 TIM S.A. 2,148
2,007,400 Time dotCom BHD 2,525
1,346,568 * T-Mobile US, Inc 195,037
3,693,653 True Corp PCL 907
1,129,227 Turkcell Iletisim Hizmet AS 1,890
88,865 United Internet AG. 1,532
503 * US Cellular Corp 10
16,700 Usen-Next Holdings Co Ltd 324
3,242,599 Verizon Communications, Inc 126,105
1,194,942 *,e Vision, Inc 14,489
624,142 Vodacom Group Pty Ltd 4,278
29,105,664 Vodafone Group plc 32,106
9,286,787 * Vodafone Idea Ltd 657
1,568,953 Vodafone Qatar 747
4,107,900 XL Axiata Tbk PT 544
TOTAL TELECOMMUNICATION SERVICES 1,411,211
TRANSPORTATION - 1.8%
498,099 Adani Ports & Special Economic Zone Ltd 3,847
95,819 * Aegean Airlines S.A. 789
77,139 *,g Aena S.A. 12,474
30,535 Aeroports de Paris 4,359
1,446,336 Agility Public Warehousing Co KSC 2,944
2,351,606 Air Arabia PJSC 1,359
161,191 *,e Air Canada 2,284

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
214,129 * Air China Ltd $ 334
935,910 *,e Air China Ltd (H shares) 837
3,637,235 *,e Air France-KLM 6,703
1,832,750 * Air New Zealand Ltd 879
143,901 * Air Transport Services Group, Inc 2,997
3,951,388 Airports of Thailand PCL 8,211
130,760 *,e Alaska Air Group, Inc 5,487
138,870 g ALD S.A. 1,628
122,595 *,e All Nippon Airways Co Ltd 2,665
57,694 Allcargo Logistics Ltd 250
215 * Allegiant Travel Co 20
66,442 AMERCO 3,445
7,471 e Amerco, Inc 446
536,934 * American Airlines Group, Inc 7,920
634,771 *,†,b,e AMR Corporation 6
488,000 Anhui Expressway Co 492
3,306 AP Moller - Maersk AS (Class A) 5,865
5,167 AP Moller - Maersk AS (Class B) 9,392
725,347 Aramex PJSC 650
901 ArcBest Corp 83
3,686,500 * Asia Aviation PCL 305
41,018 * Asiana Airlines 436
1,398,283 Atlas Arteria Ltd 5,904
192,592 * Auckland International Airport Ltd 1,048
1,495,163 Aurizon Holdings Ltd 3,368
20,778 * Avis Budget Group, Inc 4,048
253,000 * Azul S.A. 601
641,900 * Bangkok Airways Co Ltd 254
363,400 * Bangkok Aviation Fuel Services PCL 338
6,172,262 Bangkok Expressway & Metro PCL 1,598
1,922,810 * Beijing Capital International Airport Co Ltd 1,416
10,048 *,e Blade Air Mobility, Inc 34
8,136 Blue Dart Express Ltd 616
89,994 bpost S.A. 513
3,572,937 BTS Group Holdings PCL 743
667,195 Canadian National Railway Co 78,726
873,717 Canadian Pacific Railway Ltd 67,279
7,906 e Cargojet, Inc 644
57,960 *,e Cathay Pacific Airways Ltd 56
218,200 * Cebu Air, Inc 167
153,963 Central Japan Railway Co 18,371
95,657 CH Robinson Worldwide, Inc 9,505
2,935,000 China Airlines 1,890
350,100 * China Eastern Airlines Corp Ltd 262
724,667 China Merchants Holdings International Co Ltd 1,113
980,447 *,e China Southern Airlines Co Ltd 700
334,359 * China Southern Airlines Co Ltd (Class A) 383
57,888 *,e Chorus Aviation, Inc 137
1,019,872 Cia de Concessoes Rodoviarias 2,576
66,204 Cia de Distribucion Integral Logista Holdings SAU 1,652
37,944 Clarkson plc 1,447
2,144,300 ComfortDelgro Corp Ltd 1,905
15,327,064 Compania SudAmericana de Vapores S.A. 1,528
265,117 Container Corp Of India Ltd 1,876
806,600 *,e Controladora Vuela Cia de Aviacion SAB de C.V. 994
75,522 *,e Copa Holdings S.A. (Class A) 6,974
644,000 Cosco International Holdings Ltd 205
1,095,536 COSCO Pacific Ltd 733
919,315 COSCO SHIPPING Holdings Co Ltd - A 1,478
1,569,809 e COSCO SHIPPING Holdings Co Ltd - H 1,770
750 Costamare, Inc 7

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
376 Covenant Transportation Group, Inc $ 13
2,953,522 CSX Corp 88,428
107,636 e CTT-Correios de Portugal S.A. 423
21,747 D/S Norden 1,462
2,762,700 Dalian Port PDA Co Ltd 644
1,059,405 Daqin Railway Co Ltd 1,110
296,141 * Daseke, Inc 2,289
314,955 * Delhivery Ltd 1,272
774,914 * Delta Air Lines, Inc 27,060
632,148 * Deutsche Lufthansa AG. 7,031
1,703,288 Deutsche Post AG. 79,775
34,363 Dfds A.S. 1,394
432,473 DSV AS 83,855
457 e Eagle Bulk Shipping, Inc 21
324,479 e East Japan Railway Co 17,957
1,342,864 * easyJet plc 8,582
278,300 EcoRodovias Infraestrutura e Logistica S.A. 284
270,510 g Enav S.p.A 1,132
574,094 e Eneti, Inc 5,368
2,371,000 Eva Airways Corp 2,104
527,000 Evergreen International Storage & Transport Corp 482
488,013 Evergreen Marine Corp Taiwan Ltd 2,556
18,273 e Exchange Income Corp 724
131,060 Expeditors International of Washington, Inc 14,432
111,000 Farglory F T Z Investment Holding Co Ltd 242
202,646 FedEx Corp 46,303
701,355 * Finnair Oyj 389
709,831 Firstgroup plc 903
19,465 * Flughafen Zuerich AG. 3,566
69,748 Forward Air Corp 7,516
37,338 * Fraport AG. Frankfurt Airport Services Worldwide 1,882
2,942 * Frontier Group Holdings, Inc 29
19,660 Fukuyama Transporting Co Ltd 535
1,248 e Genco Shipping & Trading Ltd 20
458,060 Getlink S.E. 7,544
2,060,258 * GMR Infrastructure Ltd 1,019
115,500 * Gol Linhas Aereas Inteligentes S.A. 152
128,592 Golden Ocean Group Ltd 1,215
4,179 Golden Ocean Group Ltd 40
1,012,448 * Grab Holdings Ltd 3,047
653,200 Grindrod Ltd 335
282,300 e Grupo Aeroportuario del Centro Norte Sab de C.V. 3,153
342,749 e Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 6,669
179,363 e Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 5,487
301,200 *,e,g Grupo Traxion SAB de C.V. 622
248,552 Gujarat Pipavav Port Ltd 353
243,579 Gulf Warehousing Co 252
185,956 * GXO Logistics, Inc 9,383
194,000 * Hainan Meilan International Airport Co Ltd 471
17,000 Hamakyorex Co Ltd 415
18,172 Hamburger Hafen und Logistik AG. 224
210,798 Hankyu Hanshin Holdings, Inc 6,251
6,124 * Hawaiian Holdings, Inc 56
1,583 Heartland Express, Inc 25
155,265 * Hertz Global Holdings, Inc 2,529
544,100 * Hidrovias do Brasil S.A. 231
52,520 Hoegh Autoliners ASA 295
181,564 * Hub Group, Inc (Class A) 15,240
5,292,751 Hutchison Port Holdings Trust 991
17,050 Hyundai Glovis Co Ltd 2,082
130,666 e Hyundai Merchant Marine Co Ltd 2,055

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,322 * ID Logistics Group $ 691
532,738 Iino Kaiun Kaisha Ltd 4,053
86,125 *,g InterGlobe Aviation Ltd 2,007
977,185 International Container Term Services, Inc 3,837
267,142 Japan Airlines Co Ltd 5,209
59,800 * Japan Airport Terminal Co Ltd 2,987
2,251,800 * Jasa Marga Tbk PT 484
73,126 Jazeera Airways Co KSCP 431
16,292 JB Hunt Transport Services, Inc 2,859
25,019 * Jeju Air Co Ltd 304
154,855 JET2 plc 2,526
253,133 * JetBlue Airways Corp 1,843
794,915 Jiangsu Express 739
17,707 * Jin Air Co Ltd 236
5,373 *,e Joby Aviation, Inc 23
79,500 Juneyao Airlines Co Ltd 208
212,900 JWD Infologistics PCL 125
90,700 Kamigumi Co Ltd 1,905
150,464 e Kawasaki Kisen Kaisha Ltd 3,451
214,400 e Keihin Electric Express Railway Co Ltd 2,037
94,295 e Keio Corp 3,311
119,500 Keisei Electric Railway Co Ltd 3,681
114,774 Kelsian Group Ltd 452
601,700 * Kerry Express Thailand PCL 278
333,009 Kerry Logistics Network Ltd 517
158,107 Kintetsu Corp 5,093
309,484 * Kirby Corp 21,571
128,573 Knight-Swift Transportation Holdings, Inc 7,275
23,668 Konoike Transport Co Ltd 267
8,204 Korea Express Co Ltd 504
945,287 * Korea Line Corp 1,594
87,493 Korean Air Lines Co Ltd 1,562
55,889 Kuehne & Nagel International AG. 16,646
127,200 e Kyushu Railway Co 2,830
2,886 Landstar System, Inc 517
2,314,001 Localiza Rent A Car 24,380
10,445 Lotte Rental Co Ltd 208
271,546 * Lyft, Inc (Class A) 2,517
35,500 g Mahindra Logistics Ltd 153
582,454 * Malaysia Airports Holdings BHD 898
3,439 Marten Transport Ltd 72
42,550 e Maruwa Unyu Kikan Co Ltd 641
33,430 Maruzen Showa Unyu Co Ltd 814
1,428 Matson, Inc 85
1,633,240 MISC BHD 2,677
49,928 Mitsubishi Logistics Corp 1,174
321,800 e Mitsui OSK Lines Ltd 8,070
64,914 e Mitsui-Soko Co Ltd 1,928
92,600 Movida Participacoes S.A. 148
230,951 MPC Container Ships AS. 370
1,217,793 MTR Corp 5,877
89,141 e Mullen Group Ltd 974
177,500 e Nagoya Railroad Co Ltd 2,740
98,827 Nankai Electric Railway Co Ltd 2,182
1,558,711 * National Express Group plc 2,340
76,600 Nippon Express Holdings, Inc 4,622
50,849 e Nippon Konpo Unyu Soko Co Ltd 953
453,903 e Nippon Yusen Kabushiki Kaisha 10,602
53,400 e Nishi-Nippon Railroad Co Ltd 966
10,491 Norfolk Southern Corp 2,224
617,878 * Norwegian Air Shuttle AS 632

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
8,576 * NTG Nordic Transport Group A.S. $ 511
271,499 e Odakyu Electric Railway Co Ltd 3,532
32,293 Oesterreichische Post AG. 1,195
84,824 Old Dominion Freight Line 28,911
136,500 Orient Overseas International Ltd 2,620
5,051,290 Pacific Basin Shipping Ltd 1,955
1,163 * PAM Transportation Services, Inc 33
123,015 Pan Ocean Co Ltd 551
36,672 * Pegasus Hava Tasimaciligi AS. 869
1,073,400 Precious Shipping PCL 430
191,477 e Promotora y Operadora de Infraestructura SAB de C.V. 1,912
254,426,600 * PT Benakat Petroleum Energy 2,548
757,873 * Qantas Airways Ltd 3,383
520,043 Qatar Navigation QSC 1,174
3,533,930 Qube Logistics Holdings Ltd 6,824
188,781 * Radiant Logistics, Inc 1,238
226,639 Redde Northgate plc 966
546,960 Regional Container Lines PCL 425
733,359 Royal Mail plc 2,031
1,193,846 Rumo S.A. 4,440
282,463 * RXO, Inc 5,548
45,148 Ryder System, Inc 4,029
281,030 e Safe Bulkers, Inc 1,037
72,197 Sagami Railway Co Ltd 1,237
1,291 * Saia, Inc 351
96 *,† SAir Group 0
11,570 Sakai Moving Service Co Ltd 405
259,150 Sankyu, Inc 9,617
489,400 Santos Brasil Participacoes S.A. 784
149 *,e SAS AB 0^
80,377 * Saudi Ground Services Co 481
45,803 Saudi Industrial Services Co 345
68,797 * Saudi Public Transport Co 332
19,604 SBS Holdings, Inc 498
179,997 Schneider National, Inc 4,815
10,301 Sebang Co Ltd 364
213,500 Seibu Holdings, Inc 2,191
118,906 Seino Holdings Corp 1,313
93,196 Senko Co Ltd 666
145,039 SF Holding Co Ltd 1,168
265,750 SG Holdings Co Ltd 3,941
78,396 * Shanghai International Airport Co Ltd 636
295,160 Shanghai International Port Group Co Ltd 238
855,402 Shenzhen International Holdings Ltd 757
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
142,560 e Shinwa Kaiun Kaisha Ltd 4,444
99,784 *,† Shipping Corp of India Land And Assets Ltd 32
99,784 Shipping Corp of India Ltd 114
401,000 * SIA Engineering Co Ltd 680
974,000 e Sichuan Expressway Co Ltd 233
279,400 SIMPAR S.A. 412
4,609,000 Sincere Navigation 3,775
1,127,473 e Singapore Airlines Ltd 4,863
912,024 * Singapore Airport Terminal Services Ltd 1,919
1,592,619 Singapore Post Ltd 598
1,038,000 SITC International Co Ltd 2,231
13,716 Sixt AG. 1,827
16,085 Sixt AG. (Preference) 1,307
1,585 * Skywest, Inc 35
483,792 Southwest Airlines Co 15,743
5,225 Spirit Airlines, Inc 90

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
24,086 Stolt-Nielsen S.A. $ 771
50,283 e Sumitomo Warehouse Co Ltd 827
2,453 Sun Kwang Co Ltd 299
137,000 T.Join Transportation Co 171
64,000 T3EX Global Holdings Corp 165
1,686,501 Taiwan High Speed Rail Corp 1,676
174,179 * TAV Havalimanlari Holding AS 672
14,214 TCI Express Ltd 259
1,100,600 Temas Tbk PT 219
72,748 TFI International, Inc 8,681
16,586 Theeb Rent A Car Co 348
3,044,000 Tianjin Port Development Holdings Ltd 225
308,525 e TNT NV 560
174,629 Tobu Railway Co Ltd 4,181
489,911 e Tokyu Corp 6,522
5,648,600 *,† Trada Alam Minera Tbk PT 0^
7,907 e Trancom Co Ltd 443
1,088,500 Transcoal Pacific Tbk PT 619
26,549 Transport Corp of India Ltd 203
2,419,348 Transurban Group 23,101
525,750 * Turk Hava Yollari 3,256
28,631 *,e TuSimple Holdings, Inc 42
3,651,025 * Uber Technologies, Inc 115,738
396,000 U-Ming Marine Transport Corp 729
2,131,780 Union Pacific Corp 429,042
267,545 * United Airlines Holdings Inc 11,839
27,314 United International Transportation Co 425
938,953 United Parcel Service, Inc (Class B) 182,147
945 Universal Logistics Holdings Inc 28
270,200 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 712
67,336 *,† Virgin Australia Int Holdings 0^
30,917 * VRL Logistics Ltd 239
102,637 Wallenius Wilhelmsen ASA 743
312,350 Wan Hai Lines Ltd 707
3,299 Werner Enterprises, Inc 150
203,100 West Japan Railway Co 8,366
38,291 e Westshore Terminals Investment Corp 766
34,848 * Wheels Up Experience, Inc 22
154,300 Wilson Sons Holdings Brasil S.A. 293
109,354 Wincanton plc 291
1,951,000 Wisdom Marine Lines Co Ltd 4,133
83,917 * XPO Logistics, Inc 2,677
263,436 Yamato Transport Co Ltd 4,522
1,133,455 Yang Ming Marine Transport 2,406
89,459 YTO Express Group Co Ltd 238
1,138,000 Yuexiu Transport Infrastructure Ltd 603
80,815 Yunda Holding Co Ltd 139
980,968 Zhejiang Expressway Co Ltd 780
86,550 e ZIM Integrated Shipping Services Ltd 2,041
210,283 ZTO Express Cayman, Inc (ADR) 6,027
TOTAL TRANSPORTATION 1,943,833
UTILITIES - 2.6%
1,547,412 e A2A S.p.A. 2,469
1,589,000 * Absolute Clean Energy PCL 106
600,891 * AC Energy Corp 68
25,390 Acciona S.A. 5,094
123,364 ACEA S.p.A. 1,687
73,814 ACWA Power Co 2,775
258,243 Adani Gas Ltd 2,723
296,483 * Adani Green Energy Ltd 3,183

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
710,681 * Adani Power Ltd $ 1,659
260,992 * Adani Transmissions Ltd 3,158
266,023 AES Brasil Energia S.A. 522
334,845 AES Corp 8,063
643,247 AGL Energy Ltd 3,470
3,120,842 Aguas Andinas S.A. 885
665,513 e Algonquin Power & Utilities Corp 5,584
6,442 AlKhorayef Water & Power Technologies Co 230
199,633 Allete, Inc 12,850
2,648,090 Alliant Energy Corp 141,408
280,967 e AltaGas Ltd 4,684
962 *,e Altus Power, Inc 5
132,300 Alupar Investimento S.A. 702
1,716,399 Ameren Corp 148,280
2,383,882 American Electric Power Co, Inc 216,909
1,979 American States Water Co 176
72,943 American Water Works Co, Inc 10,685
982,910 APA Group 6,677
94 Artesian Resources Corp 5
66,898 Ascopiave S.p.A. 193
177,620 Atco Ltd 5,693
45,766 Athens Water Supply & Sewage Co S.A. 323
22,935 Atmos Energy Corp 2,577
310,018 Auren Energia S.A. 897
11,090 e Avangrid, Inc 442
3,512 Avista Corp 149
42,370 Aygaz AS 148
824,430 B Grimm Power PCL 981
708,200 Banpu Power PCL 332
1,501,900 BCPG PCL 438
300,679 Beijing Enterprises Holdings Ltd 1,082
2,402,586 Beijing Enterprises Water Group Ltd 600
1,576,000 Beijing Jingneng Clean Energy Co Ltd 376
21,722 BKW S.A. 3,415
372,752 Black Hills Corp 23,521
87,929 Boralex, Inc 2,677
4,138 e Brookfield Infrastructure Corp 191
95,419 e Brookfield Infrastructure Corp 4,398
105,507 Brookfield Renewable Corp 3,687
128,583 e Brookfield Renewable Corp 4,496
3,391 California Water Service Group 197
118,060 e Canadian Utilities Ltd 3,290
544,000 e Canvest Environment Protection Group Co Ltd 251
252,219 e Capital Power Corp 7,771
119,117 Capital Stage AG. 2,046
155,800 CECEP Solar Energy Co Ltd 155
463,010 CECEP Wind-Power Corp 261
2,123,302 Centerpoint Energy, Inc 62,553
1,151,651 Centrais Eletricas Brasileiras S.A. 7,562
242,639 Centrais Eletricas Brasileiras S.A. (Preference) 1,737
5,681,059 Centrica plc 7,440
566,175 CESC Ltd 460
160,027 CEZ AS 7,772
910,000 e CGN New Energy Holdings Co Ltd 289
6,773,000 g CGN Power Co Ltd 1,622
979 Chesapeake Utilities Corp 125
2,285,000 China Datang Corp Renewable Power Co Ltd 818
931,000 e,g China Everbright Greentech Ltd 191
2,197,365 China Gas Holdings Ltd 3,094
1,693,044 China Longyuan Power Group Corp 1,931
638,200 China National Nuclear Power Co Ltd 594

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
4,896,847 China Power International Development Ltd $ 1,950
715,812 China Resources Gas Group Ltd 2,633
974,373 China Resources Power Holdings Co 2,079
1,709,200 China Three Gorges Renewables Group Co Ltd 1,364
818,000 China Water Affairs Group Ltd 668
440,301 China Yangtze Power Co Ltd 1,361
640,891 Chubu Electric Power Co, Inc 6,761
269,400 Chugoku Electric Power Co, Inc 1,368
323,001 Cia de Saneamento Basico do Estado de Sao Paulo 3,225
1,027,383 Cia de Saneamento de Minas Gerais-COPASA 3,189
125,500 Cia de Saneamento do Parana 448
453,700 Cia de Saneamento do Parana (Preference) 325
1,440,355 Cia Energetica de Minas Gerais 3,251
14,700 Cia Energetica do Ceara 129
525,559 CK Infrastructure Holdings Ltd 2,860
1,921,700 CK Power PCL 233
68,293 Clearway Energy, Inc (Class A) 2,051
212,346 Clearway Energy, Inc (Class C) 6,653
1,440,875 CLP Holdings Ltd 10,412
46,653 CMS Energy Corp 2,864
20,542,685 Colbun S.A. 2,714
7,070,000 Concord New Energy Group Ltd 631
119,848 Consolidated Edison, Inc 11,466
341,847 Constellation Energy Corp 26,835
1,052,524 Contact Energy Ltd 5,107
66,486 Corp ACCIONA Energias Renovables S.A. 2,578
195,900 CPFL Energia S.A. 1,223
5,213 Daesung Holdings Co Ltd 549
691,900 Datang International Power Generation Co Ltd 306
2,496,158 Dominion Energy, Inc 139,560
74,509 * Doral Group Renewable Energy Resources Ltd 159
902,245 Drax Group plc 6,777
31,059 DTE Energy Co 3,402
247,642 Duke Energy Corp 23,890
3,036,356 E.ON AG. 37,878
127,891 Edison International 9,028
257,600 EDP - Energias do Brasil S.A. 1,135
271,258 EDP Renovaveis S.A. 6,213
428,300 Electric Power Development Co 6,884
252,217 Electricity Generating PCL 1,148
34,004 e Elia System Operator S.A. 4,490
246,627 Emera, Inc 10,132
1,939,501 * Emirates Central Cooling Systems Corp 930
736,800 * Enea S.A. 1,081
27,426,209 Enel Chile S.A. 1,496
15,512,896 Enel S.p.A. 94,612
2,299,384 Energias de Portugal S.A. 12,529
174,933 Energisa S.A. 1,387
227,390 Energix-Renewable Energies Ltd 638
1,547,044 Energy Absolute PCL 3,442
256,510 g Enerjisa Enerji AS. 366
21,023,042 Enersis S.A. 2,769
946,800 * Eneva S.A. 1,956
166,948 Engie Brasil Energia S.A. 1,323
546,999 * Engie Energia Chile S.A. 402
3,541,055 Engie S.A. 56,036
114,215 * Enlight Renewable Energy Ltd 1,913
663,335 ENN Energy Holdings Ltd 9,083
144,000 ENN Natural Gas Co Ltd 437
46,520 Entergy Corp 5,012
932,419 Equatorial Energia S.A. 4,960

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
26,243 e eRex Co Ltd $ 364
56,735 ERG S.p.A. 1,722
75,912 Essential Utilities Inc 3,314
125,104 Evergy, Inc 7,646
122,383 Eversource Energy 9,578
33,128 EVN AG. 736
487,861 Exelon Corp 20,437
125,404 *,e Fersa Energias Renovables S.A. 155
2,915,256 e FirstEnergy Corp 116,785
441,617 e Fortis, Inc 18,772
307,894 * Fortum Oyj 4,717
2,283,964 GAIL India Ltd 2,931
693,600 GD Power Development Co Ltd 384
517,485 Genesis Energy Ltd 898
630,857 Global Power Synergy Co Ltd 1,260
48,443 *,e Greenvolt-Energias Renovaveis S.A. 349
13,515 *,e Grenergy Renovables S.A. 411
1,455,210 Guangdong Investments Ltd 1,489
164,476 Gujarat Gas Ltd 923
266,219 Gujarat State Petronet Ltd 860
2,704,427 Gulf Energy Development PCL 4,180
3,863,300 Gunkul Engineering PCL 458
17,628 Hawaiian Electric Industries, Inc 677
905,988 Hera S.p.A. 2,561
154,293 Hokkaido Electric Power Co, Inc 566
158,077 Hokuriku Electric Power Co 708
248,974 Holding CO ADMIE IPTO S.A. 476
9,747,739 Hong Kong & China Gas Ltd 8,582
1,155,512 Hong Kong Electric Holdings Ltd 6,199
349,919 Huadian Power International Corp Ltd (Class A) 295
269,666 Huaneng Power International, Inc - A 336
4,116,751 e Huaneng Power International, Inc - H 2,163
302,766 g Hydro One Ltd 8,620
6,114,139 Iberdrola S.A. 76,169
8,130 Idacorp, Inc 881
303,130 Indraprastha Gas Ltd 1,584
691,649 Infratil Ltd 3,986
135,845 e Innergex Renewable Energy, Inc 1,476
1,027,900 *,† Inter Far East Energy Corp 0^
441,125 Interconexion Electrica S.A. 1,435
539,606 Inversiones Aguas Metropolitanas S.A. 367
2,048,713 Iride S.p.A. 3,929
464,248 e Italgas S.p.A 2,832
14,540,095 * Jaiprakash Power Ventures Ltd 985
244,900 Jiangsu Eastern Shenghong Co Ltd 485
691,563 Kansai Electric Power Co, Inc 6,735
20,473 Kenon Holdings Ltd 602
3,443,893 e Keppel Infrastructure Trust 1,361
129,857 Korea Electric Power Corp 1,800
376,300 Kyushu Electric Power Co, Inc 2,150
313,066 Light S.A. 151
874,898 e Lundin Petroleum AB 1,150
68,080 Mahanagar Gas Ltd 816
3,971,000 Malakoff Corp BHD 621
298,072 Manila Electric Co 1,708
1,138,600 Manila Water Co, Inc 412
576,900 Mega First Corp BHD 458
547,369 Mercury NZ Ltd 2,165
1,052,050 Meridian Energy Ltd 3,461
63,826 MGE Energy, Inc 4,957
721 Middlesex Water Co 56

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,330 *,e Montauk Renewables, Inc $ 10
681,042 National Central Cooling Co PJSC 556
13,586 National Fuel Gas Co 784
31,641 National Gas & Industrialization Co 489
5,533,216 National Grid plc 74,848
65,249 e,g Neoen S.A. 2,057
282,445 New Jersey Resources Corp 15,026
6,392,801 NextEra Energy, Inc 492,757
100,787 Nippon Gas Co Ltd 1,463
67,502 NiSource, Inc 1,887
224,472 e Northland Power Income Fund 5,627
58,360 Northwest Natural Holding Co 2,776
2,724 NorthWestern Corp 158
242,859 NRG Energy, Inc 8,328
3,842,847 NTPC Ltd 8,204
1,243,020 * ODAS Elektrik Uretim ve Sanayi Ticaret AS. 398
31,617 OGE Energy Corp 1,191
34,001 Okinawa Electric Power Co, Inc 277
310,700 * Omega Energia S.A. 585
1,873 ONE Gas, Inc 148
91,203 * OPC Energy Ltd 680
52,454 *,e Opdenergy Holdings S.A. 216
1,358,091 Origin Energy Ltd 7,563
52,582 e Ormat Technologies, Inc 4,457
200,455 g Orsted AS 17,092
345,180 Osaka Gas Co Ltd 5,671
58,605 e Otter Tail Corp 4,235
38,378 * OY Nofar Energy Ltd 898
290,485 Pennon Group plc 3,139
947,178 Petronas Gas BHD 3,538
1,502,609 *,b PG&E Corp 24,297
879,992 * PGE Polska Grupa Energetyczna S.A. 1,282
47,334 Pinnacle West Capital Corp 3,751
3,959 PNM Resources, Inc 193
281,334 Portland General Electric Co 13,754
3,085,822 Power Grid Corp of India Ltd 8,496
118,368 PPL Corp 3,289
11,126,800 PT Perusahaan Gas Negara Persero Tbk 1,027
187,191 * Public Power Corp 1,629
306,340 Public Service Enterprise Group, Inc 19,131
34,076 * Pure Cycle Corp 322
435,843 Qatar Electricity & Water Co 2,020
525,740 Ratch Group PCL 593
360,757 Redes Energeticas Nacionais S.A. 1,057
151,480 * Reliance Energy Ltd 267
7,468,832 * Reliance Power Ltd 907
32,300 *,e RENOVA, Inc 487
150,648 Rubis S.C.A 4,031
2,101,350 RWE AG. 90,418
13,100 Saibu Gas Co Ltd 172
7,211 Sam Kwang Glass Ind Co Ltd 169
1,635 Samchully Co Ltd 647
838,701 Saudi Electricity Co 5,234
120,109 g Scatec Solar ASA 802
959,098 Scottish & Southern Energy plc 21,401
936,378 SembCorp Industries Ltd 3,090
306,741 Sempra Energy 46,367
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 323
48,900 Shanghai Electric Power Co Ltd 71
151,288 Shenzhen Energy Group Co Ltd 135
336,842 Shikoku Electric Power Co, Inc 1,915

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
78,000 Shinfox Energy Co Ltd $ 227
41,110 e Shizuoka Gas Co Ltd 357
101,900 Sichuan Chuantou Energy Co Ltd 196
920 e SJW Corp 70
243,390 * Solaria Energia y Medio Ambiente S.A. 4,390
128,000 *,† Sound Global Ltd 0^
526,213 Southern Co 36,614
2,247 Southwest Gas Holdings Inc 140
633,900 SPCG PCL 256
211,947 Spire, Inc 14,866
2,079 *,e Sunnova Energy International, Inc 33
21,332,200 Super Energy Corp PCL (Foreign) 412
168,893 e Superior Plus Corp 1,392
1,411,100 Synergy Grid & Development Phils, Inc 279
273,000 Taiwan Cogeneration Corp 382
1,395,604 Tata Power Co Ltd 3,243
1,153,363 * Tauron Polska Energia S.A. 515
40,882 Techno Electric & Engineering Co Ltd 168
58,396 Telecom Plus plc 1,362
2,649,304 Tenaga Nasional BHD 5,544
45,544 Terna Energy S.A. 970
1,309,580 Terna Rete Elettrica Nazionale S.p.A. 10,748
72,600 e Toho Gas Co Ltd 1,352
441,500 Tohoku Electric Power Co, Inc 2,195
1,503,651 * Tokyo Electric Power Co, Inc 5,371
432,910 Tokyo Gas Co Ltd 8,136
157,009 Torrent Power Ltd 977
1,109,000 Towngas China Co Ltd 481
2,368,300 TPI Polene Power PCL 233
234,947 e TransAlta Corp 2,055
513,603 e TransAlta Renewables, Inc 4,728
206,400 Transmissora Alianca de Energia Eletrica S.A. 1,418
1,554,000 TTW PCL 398
35,822 UGI Corp 1,245
528 Unitil Corp 30
726,880 Veolia Environnement 22,429
73,820 Verbund AG. 6,421
206 e Via Renewables, Inc 4
579,289 Vistra Energy Corp 13,903
35,976 *,e Voltalia S.A. 570
1,281,707 WEC Energy Group, Inc 121,493
21,530 e West Holdings Corp 529
1,095,100 * WHA Utilities and Power PCL 125
775,617 Xcel Energy, Inc 52,308
13,450 York Water Co 601
7,968,100 YTL Corp BHD 1,113
2,132,100 YTL Power International BHD 448
723,144 * Zorlu Enerji Elektrik Uretim AS 163
TOTAL UTILITIES 2,912,642
TOTAL COMMON STOCKS 108,899,205
(Cost $103,476,467)

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
EXPIRATION
DATE
VALUE
(000)
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
26,206 †,e Webuild S.p.A 08/02/30 $ 24
TOTAL CAPITAL GOODS 24
CONSUMER DURABLES & APPAREL - 0.0%
1,277,413 e Cie Financiere Richemont S.A. 11/27/23 1,606
TOTAL CONSUMER DURABLES & APPAREL 1,606
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 0
142,339 † Ryman Healthcare Ltd 0
295,445 e TUI AG. 390
TOTAL CONSUMER SERVICES 390
ENERGY - 0.0%
8,715 e Weatherford International plc 12/13/23 4
TOTAL ENERGY 4
FINANCIAL SERVICES - 0.0%
13,502 † Kelsian Group Ltd 04/16/23 0
1,059 Magellan Financial Group Ltd 04/16/27 0^
TOTAL FINANCIAL SERVICES 0^
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 † Chinook Therapeutics, Inc 0
20,027 †,e Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
TRANSPORTATION - 0.0%
9,630 Localiza Rent a Car S.A. 25
TOTAL TRANSPORTATION 25
TOTAL RIGHTS/WARRANTS 2,050
(Cost $368)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.5%
$ 50,000,000 Federal Farm Credit Bank (FFCB) 0.000% 04/06/23 49,981
10,000,000 FFCB 0.000 04/11/23 9,990
12,585,000 Federal Home Loan Bank (FHLB) 0.000 04/03/23 12,585
46,145,000 FHLB 0.000 04/05/23 46,133
30,000,000 FHLB 0.000 04/10/23 29,974
300,000 FHLB 0.000 04/12/23 300
35,000,000 FHLB 0.000 04/14/23 34,952
12,500,000 FHLB 0.000 04/19/23 12,475
75,200,000 FHLB 0.000 04/24/23 75,002
24,000,000 FHLB 0.000 05/02/23 23,912
50,000,000 FHLB 0.000 05/03/23 49,810
50,000,000 FHLB 0.000 05/05/23 49,794
9,650,000 FHLB 0.000 05/12/23 9,602
9,000,000 FHLB 0.000 05/17/23 8,950
10,000,000 FHLB 0.000 05/24/23 9,936
25,000,000 FHLB 0.000 06/09/23 24,783
50,000,000 FHLB 0.000 06/12/23 49,546

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 29,460,000 FHLB 0.000% 06/28/23 $ 29,132
TOTAL GOVERNMENT AGENCY DEBT 526,857
REPURCHASE AGREEMENT - 0.4%
396,680,000 r Fixed Income Clearing Corp (FICC) 4.810 04/03/23 396,680
TOTAL REPURCHASE AGREEMENT 396,680
TREASURY DEBT - 0.0%
5,000,000 United States Treasury Bill 0.000 04/04/23 4,999
TOTAL TREASURY DEBT 4,999
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
CERTIFICATE OF DEPOSIT - 0.3%
12,500,000 Australia and New Zealand Banking Group 5.420 04/05/23 12,500
9,000,000 Australia and New Zealand Banking Group 5.070 02/28/24 9,000
10,000,000 Credit Agricole 5.500 05/03/23 10,000
72,000,000 Handelsbanken 4.770 04/03/23 72,000
10,000,000 ING US Funding LLC 5.290 09/29/23 10,000
13,000,000 Lloyds Bank PLC 5.530 05/08/23 13,000
5,000,000 Lloyds Bank PLC 5.020 08/21/23 5,000
9,500,000 Mizuho Bank Ltd 5.610 04/26/23 9,500
11,000,000 Mizuho Bank Ltd 5.010 08/24/23 11,000
7,000,000 MUFG Bank 4.970 07/11/23 7,000
10,000,000 MUFG Bank 5.080 07/18/23 10,000
9,000,000 MUFG Bank 5.000 09/08/23 9,000
10,000,000 National Australia Bank 5.310 11/30/23 10,000
11,000,000 National Australia Bank 5.020 12/01/23 11,000
9,000,000 National Australia Bank 5.070 03/06/24 9,000
9,000,000 Nordea Bank AB publ 5.490 06/07/23 9,000
9,000,000 Nordea Bank AB publ 5.070 06/23/23 9,000
7,000,000 Nordea Bank AB publ 5.060 09/07/23 7,000
9,000,000 Royal Bank of Canada 5.520 03/27/24 9,000
9,000,000 Skandinaviska Enskilda Banken 5.290 10/03/23 9,000
13,000,000 Skandinaviska Enskilda Banken AG 5.440 04/20/23 13,000
10,000,000 Skandinaviska Enskilda Banken AG 5.510 04/28/23 10,000
14,500,000 Skandinaviska Enskilda Banken AG 5.260 09/25/23 14,500
13,000,000 The Canadian Imperial Bank of Commerce 5.520 06/02/23 13,000
9,500,000 The Canadian Imperial Bank of Commerce 5.560 08/09/23 9,500
5,000,000 The Canadian Imperial Bank of Commerce 5.250 09/22/23 5,000
8,250,000 The Canadian Imperial Bank of Commerce 5.270 10/23/23 8,250
5,000,000 The Canadian Imperial Bank of Commerce 5.520 04/01/24 5,000
TOTAL CERTIFICATE OF DEPOSIT 329,250
REPURCHASE AGREEMENT - 1.0%
25,000,000 s Calyon 4.800 04/03/23 25,000
50,000,000 t Calyon 4.820 04/03/23 50,000
25,000,000 u Citigroup 4.800 04/03/23 25,000
5,467,000 v Citigroup 4.750 04/03/23 5,467
125,000,000 w Citigroup 4.830 04/03/23 125,000
50,000,000 x Citigroup 4.810 04/06/23 50,000
15,000,000 y Deutsche Bank 4.800 04/03/23 15,000
75,000,000 z HSBC 4.810 04/03/23 75,000
190,000,000 aa JP Morgan 4.800 04/03/23 190,000
150,000,000 ab Merrill Lynch 4.820 04/03/23 150,000
20,000,000 ac Merrill Lynch 4.800 04/03/23 20,000
81,000,000 ad Nomura 4.800 04/03/23 81,000
96,000,000 ae Royal Bank of Scotland 4.790 04/03/23 96,000
75,000,000 af Royal Bank of Scotland 4.820 04/06/23 75,000
95,000,000 ag Societe Generale 4.800 04/03/23 95,000
50,000,000 ah Societe Generale 4.810 04/03/23 50,000

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 9,000,000 ai Societe Generale 4.800% 04/06/23 $ 9,000
TOTAL REPURCHASE AGREEMENT 1,136,467
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 1,465,717
TOTAL SHORT-TERM INVESTMENTS 2,394,253
(Cost $2,394,061)
TOTAL INVESTMENTS - 101.2% 111,295,773
(Cost $105,871,170)
OTHER ASSETS & LIABILITIES, NET - (1.2)% (1,298,175)
NET ASSETS - 100.0% $109,997,598
ADR American Depositary Receipt
DCB Debt Conversion Bonds
ETF Exchange Traded Fund
GDR Global Depositary Receipt
HDC Housing Development Corporation
INR Indian Rupee
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

CREF Stock Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,926,374,435.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $396,680,000 on 4/3/23, collateralized by Government Agency
Securities, with coupon rates 0.250%–3.125% and maturity dates 7/31/25–8/15/25, valued at $404,613,862.
s Agreement with Calyon, 4.800% dated 3/31/23 to be repurchased at $25,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 2.875%
and maturity date 4/30/29, valued at $25,500,042.
t Agreement with Calyon, 4.820% dated 3/31/23 to be repurchased at $50,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
2.000%–2.500% and maturity dates 8/1/51–2/1/52, valued at $51,000,000.
u Agreement with Citigroup, 4.800% dated 3/31/23 to be repurchased at $25,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.250%–3.250% and maturity dates 10/31/24–7/15/29, valued at $25,500,073.
v Agreement with Citigroup, 4.750% dated 3/31/23 to be repurchased at $5,467,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.125%–2.500% and maturity dates 10/31/24–4/15/26, valued at $5,576,378.
w Agreement with Citigroup, 4.830% dated 3/31/23 to be repurchased at $125,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
1.000%–2.750% and maturity dates 7/31/28–11/20/51, valued at $127,500,010.
x Agreement with Citigroup, 4.810% dated 3/30/23 to be repurchased at $50,000,000 on 4/6/23, collateralized by Government Agency Securities, with coupon rates
1.125%–2.750% and maturity dates 2/15/24–1/15/25, valued at $51,000,058.
y Agreement with Deutsche Bank, 4.800% dated 3/31/23 to be repurchased at $15,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate
2.625% and maturity date 3/31/25, valued at $15,300,001.
z Agreement with HSBC, 4.810% dated 3/31/23 to be repurchased at $75,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
2.000%–6.000% and maturity dates 7/1/34–4/1/53, valued at $76,500,001.
aa Agreement with JP Morgan, 4.800% dated 3/31/23 to be repurchased at $190,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
2.000%–6.000% and maturity dates 9/1/32–2/1/53, valued at $193,800,001.
ab Agreement with Merrill Lynch, 4.820% dated 3/31/23 to be repurchased at $150,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
1.500%–4.000% and maturity dates 2/15/25–10/31/29, valued at $153,000,093.
ac Agreement with Merrill Lynch, 4.800% dated 3/31/23 to be repurchased at $20,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 1/15/27, valued at $20,400,090.
ad Agreement with Nomura, 4.800% dated 3/31/23 to be repurchased at $81,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.000%–3.625% and maturity dates 5/16/23–2/15/51, valued at $82,620,034.
ae Agreement with Royal Bank of Scotland, 4.790% dated 3/31/23 to be repurchased at $96,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates 1.250%–3.875% and maturity dates 1/15/26–8/15/31, valued at $97,920,070.
af Agreement with Royal Bank of Scotland, 4.820% dated 3/31/23 to be repurchased at $75,000,000 on 4/6/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $76,500,085.
ag Agreement with Societe Generale, 4.800% dated 3/31/23 to be repurchased at $95,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 5.000% and maturity date 12/20/52, valued at $96,900,001.
ah Agreement with Societe Generale, 4.810% dated 3/31/23 to be repurchased at $50,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 4/6/23, valued at $51,000,082.
ai Agreement with Societe Generale, 4.800% dated 3/31/23 to be repurchased at $9,000,000 on 4/6/23, collateralized by Government Agency Securities, with coupon rate
2.250% and maturity date 8/15/46, valued at $9,180,008.
Futures contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-mini Russell 2000 Index Futures 458 06/16/23  $ 40,922 $ 41,529 $ 607
S&P 500 E Mini Index 2,996 06/16/23 583,582 619,835 36,253
S&P Mid-Cap 400 E Mini Index 249 06/16/23 61,525 62,990 1,465
Total 3,703  $ 686,029  $ 724,354  $ 38,325

CREF Global Equities Account March 31, 2023
Portfolio of Investments
(unaudited)

See Notes to Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $16)
TOTAL BONDS 14
(Cost $16)
SHARES COMPANY
COMMON STOCKS - 98.4%
AUSTRALIA - 1.5%
754,543 AMP Ltd 532
85,925 AngloGold Ashanti Ltd 2,093
210,098 APA Group 1,427
1,950,500 Australia & New Zealand Banking Group Ltd 30,058
42,503 Australian Stock Exchange Ltd 1,856
1,205,121 BHP Billiton Ltd 38,099
388,674 Commonwealth Bank of Australia 25,662
151,692 Endeavour Group Ltd 689
187,016 * Flutter Entertainment plc 33,746
68,480 * Flutter Entertainment plc 12,461
17,559,871 Glencore Xstrata plc 101,043
728,973 IDP Education Ltd 13,434
4,317,113 Ingenia Communities Group 10,976
507,415 Insurance Australia Group Ltd 1,597
77,029 Macquarie Group Ltd 9,120
28,820 Magellan Financial Group Ltd 169
604,671 Medibank Pvt Ltd 1,365
283,513 *,e Megaport Ltd 794
293,592 Mineral Resources Ltd 15,871
701,764 National Australia Bank Ltd 13,076
2,624,976 *,e PointsBet Holdings Ltd 2,173
205,075 * Qantas Airways Ltd 915
322,581 QBE Insurance Group Ltd 3,158
276,854 Suncorp-Metway Ltd 2,250
807,824 Telstra Corp Ltd 2,287
86,541 Wesfarmers Ltd 2,925
805,384 Westpac Banking Corp 11,726
117,826 Woodside Energy Group Ltd 2,632
151,692 Woolworths Ltd 3,857
TOTAL AUSTRALIA 345,991
AUSTRIA - 0.1%
232,820 g BAWAG Group AG. 11,308
12,165 Verbund AG. 1,058
TOTAL AUSTRIA 12,366
BELGIUM - 0.1%
91,103 Anheuser-Busch InBev S.A. 6,073
239,884 KBC Groep NV 16,483
TOTAL BELGIUM 22,556

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
BERMUDA - 0.0%
10,387 RenaissanceRe Holdings Ltd $ 2,081
TOTAL BERMUDA 2,081
BRAZIL - 1.3%
1,021,700 AMBEV S.A. 2,889
122,300 Atacadao Distribuicao Comercio e Industria Ltd 299
1,314,800 B3 SA-Brasil Bolsa Balcao 2,685
1,888,218 Banco Bradesco S.A. 4,415
15,603,918 Banco Bradesco S.A. (Preference) 40,546
816,100 Banco BTG Pactual S.A. - Unit 3,164
65,532 Banco do Brasil S.A. 506
26,000 Banco Santander Brasil S.A. 137
151,500 BB Seguridade Participacoes S.A. 972
261,073 Centrais Eletricas Brasileiras S.A. 1,714
56,200 Centrais Eletricas Brasileiras S.A. (Preference) 402
228,700 Cia de Concessoes Rodoviarias 578
72,400 Cia de Saneamento Basico do Estado de Sao Paulo 723
285,605 Cia Energetica de Minas Gerais 645
131,200 Cia Siderurgica Nacional S.A. 400
2,296,738 Companhia Vale do Rio Doce (ADR) 36,242
254,568 Cosan SA Industria e Comercio 758
41,600 CPFL Energia S.A. 260
39,100 Energisa S.A. 310
217,600 * Eneva S.A. 449
39,650 Engie Brasil Energia S.A. 314
206,499 Equatorial Energia S.A. 1,098
243,390 Gerdau S.A. (Preference) 1,214
587,214 *,g Hapvida Participacoes e Investimentos S.A. 303
138,700 Hypermarcas S.A. 1,032
381,380 Investimentos Itau S.A. - PR 618
10,350,019 Itau Unibanco Holding S.A. 50,520
159,400 Klabin S.A. 569
1,292,736 Localiza Rent A Car 13,620
197,792 Lojas Renner S.A. 647
19,969,200 * Magazine Luiza S.A. 13,041
10,892 * MercadoLibre, Inc 14,356
187,395 Natura & Co Holding S.A. 488
2,060,604 * NU Holdings Ltd 9,808
2,195,800 * Petro Rio S.A. 13,512
826,800 Petroleo Brasileiro S.A. 4,321
1,053,638 Petroleo Brasileiro S.A. (Preference) 4,875
221,100 Raia Drogasil S.A. 1,067
89,629 g Rede D'Or Sao Luiz S.A. 376
269,900 Rumo S.A. 1,004
258,686 Sendas Distribuidora S.A. 793
338,112 * StoneCo Ltd 3,226
157,022 Suzano SA 1,289
117,900 Telefonica Brasil S.A. 899
201,800 TIM S.A. 501
98,600 Totvus S.A. 548
173,700 Ultrapar Participacoes S.A. 478
1,936,264 Vale S.A. 30,673
225,800 Vibra Energia S.A. 642
353,520 Weg S.A. 2,828
370,659 Wheaton Precious Metals Corp 17,851
134,000 * XP, Inc 1,591
TOTAL BRAZIL 292,196
CANADA - 2.5%
204,810 Agnico-Eagle Mines Ltd 10,441

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,145,102 Alimentation Couche-Tard, Inc $ 57,573
434,231 Bank of Montreal 38,678
266,360 Bank of Nova Scotia 13,416
616,781 Barrick Gold Corp 11,450
15,424 Brookfield Asset Management Ltd 505
61,268 * Brookfield Corp 1,996
423 Brookfield Reinsurance Ltd 14
731,199 Cameco Corp 19,147
195,466 e Canadian Imperial Bank of Commerce 8,289
408,329 Canadian National Railway Co 48,181
209,139 Canadian Natural Resources Ltd 11,573
852,618 Canadian Pacific Railway Ltd 65,654
45,888 e CI Financial Corp 434
477,226 Dollarama, Inc 28,521
5,872 Fairfax Financial Holdings Ltd 3,905
23,493 First Capital Real Estate Investment Trust 273
43,683 Franco-Nevada Corp 6,372
61,101 e Great-West Lifeco, Inc 1,619
23,480 iA Financial Corp, Inc 1,488
18,204 e IGM Financial, Inc 544
42,556 Imperial Oil Ltd 2,164
31,398 Intact Financial Corp 4,494
761,302 Kinross Gold Corp 3,583
724,647 * Lightspeed Commerce, Inc 11,019
425,828 Manulife Financial Corp 7,814
73,740 e National Bank of Canada 5,274
239,353 Nutrien Ltd 17,677
18,277 Onex Corp 854
291,691 e Pan American Silver Corp (Toronto) 5,322
122,014 e Power Corp Of Canada 3,118
122,537 RioCan Real Estate Investment Trust 1,849
312,514 Royal Bank of Canada 29,887
1,948,295 * Shopify, Inc (Class A) 93,414
128,359 Sun Life Financial, Inc 5,997
459,862 Suncor Energy, Inc 14,277
466,977 Teck Cominco Ltd 17,052
38,094 Thomson Reuters Corp 4,956
12,372 TMX Group Ltd 1,250
397,224 Toronto-Dominion Bank 23,792
12,421 West Fraser Timber Co Ltd 886
TOTAL CANADA 584,752
CHILE - 0.0%
13,282,256 Banco de Chile 1,290
3,931 Banco de Credito e Inversiones 115
4,682,771 Banco Santander Chile S.A. 208
312,877 Cencosud S.A. 605
22,882 Cia Cervecerias Unidas S.A. 176
3,362,345 Compania SudAmericana de Vapores S.A. 335
245,070 Empresas CMPC S.A. 409
86,874 Empresas COPEC S.A. 613
5,872,930 Enel Chile S.A. 320
4,750,446 Enersis S.A. 626
149,033 SACI Falabella 343
31,054 Sociedad Quimica y Minera de Chile S.A. (Class B) 2,495
TOTAL CHILE 7,535
CHINA - 3.0%
27,000 360 Finance, Inc (ADR) 524
33,200 360 Security Technology, Inc 84
1,347 3peak, Inc 48

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
120,500 g 3SBio, Inc $ 120
62,500 e AAC Technologies Holdings, Inc 155
7,833 * Advanced Micro-Fabrication Equipment, Inc China 169
12,600 AECC Aero-Engine Control Co Ltd 45
24,700 AECC Aviation Power Co Ltd 155
6,575,000 Agricultural Bank of China Ltd 2,435
470,900 Agricultural Bank of China Ltd (Class A) 213
177,229 Aier Eye Hospital Group Co Ltd 801
35,800 * Air China Ltd 56
148,000 *,e Air China Ltd (H shares) 132
30,207 Airtac International Group 1,181
136,000 *,g Akeso, Inc 702
4,040,672 * Alibaba Group Holding Ltd 51,177
743,035 * Alibaba Group Holding Ltd (ADR) 75,923
380,000 * Alibaba Health Information Technology Ltd 274
942,000 Aluminum Corp of China Ltd 477
194,200 Aluminum Corp of China Ltd (Class A) 156
4,484 * Amlogic Shanghai Co Ltd 55
11,300 Angel Yeast Co Ltd 69
95,500 Anhui Conch Cement Co Ltd 331
20,000 Anhui Conch Cement Co Ltd (Class A) 82
23,800 Anhui Gujing Distillery Co Ltd 425
5,400 Anhui Gujing Distillery Co Ltd (Class A) 232
2,730 Anhui Honglu Steel Construction Group Co Ltd 13
9,100 Anhui Kouzi Distillery Co Ltd 93
9,800 Anhui Yingjia Distillery Co Ltd 95
258,800 Anta Sports Products Ltd 3,758
8,400 Apeloa Pharmaceutical Co Ltd 26
14,800 * Asia-Potash International Investment Guangzhou Co Ltd 59
1,820 Asymchem Laboratories Tianjin Co Ltd 35
2,800 Autobio Diagnostics Co Ltd 25
5,700 Autohome, Inc (ADR) 191
24,200 Avary Holding Shenzhen Co Ltd 109
6,200 Avic Capital Co Ltd 4
88,000 AviChina Industry & Technology Co 46
5,600 AVICOPTER plc 34
826,316 * Baidu, Inc 15,569
100,200 Bank of Beijing Co Ltd 64
72,700 Bank of Changsha Co Ltd 84
18,800 Bank of Chengdu Co Ltd 37
215,500 Bank of China Ltd - A 106
16,890,000 Bank of China Ltd - H 6,475
212,400 Bank of Communications Co Ltd - A 158
748,000 Bank of Communications Co Ltd - H 470
29,400 Bank of Hangzhou Co Ltd 50
69,380 Bank of Jiangsu Co Ltd 71
44,300 Bank of Nanjing Co Ltd 58
28,800 Bank of Ningbo Co Ltd 114
64,522 Bank of Shanghai Co Ltd 56
75,600 Bank of Suzhou Co Ltd 77
361,900 Baoshan Iron & Steel Co Ltd 329
82,300 BBMG Corp 29
47,000 * BeiGene Ltd 782
7,000 * BeiGene Ltd (ADR) 1,509
414,000 * Beijing Capital International Airport Co Ltd 305
65,200 Beijing Dabeinong Technology Group Co Ltd 74
6,300 Beijing Easpring Material Technology Co Ltd 53
45,100 Beijing Enlight Media Co Ltd 58
44,000 Beijing Enterprises Holdings Ltd 158
342,000 Beijing Enterprises Water Group Ltd 85
6,302 Beijing Kingsoft Office Software, Inc 434

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
20,700 Beijing New Building Materials plc $ 81
11,424 Beijing Shiji Information Technology Co Ltd 43
6,900 Beijing Tongrentang Co Ltd 55
4,345 Beijing United Information Technology Co Ltd 52
6,630 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 112
41,100 Beijing Yanjing Brewery Co Ltd 84
2,000 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 22
4,400 Bethel Automotive Safety Systems Co Ltd 46
3,400 Betta Pharmaceuticals Co Ltd 29
2,200 BGI Genomics Co Ltd 22
39,080 * Bilibili, Inc 920
6,136 Bloomage Biotechnology Corp Ltd 101
16,600 g BOC Aviation Ltd 129
812,000 BOC Hong Kong Holdings Ltd 2,528
5,700 BOC International China Co Ltd 9
189,300 BOE Technology Group Co Ltd 122
696,000 Bosideng International Holdings Ltd 388
16,000 BTG Hotels Group Co Ltd 54
22,900 BYD Co Ltd 853
174,500 BYD Co Ltd (H shares) 5,133
55,000 BYD Electronic International Co Ltd 171
22,060 By-health Co Ltd 68
147,000 e C&D International Investment Group Ltd 483
30,030 Caitong Securities Co Ltd 33
49,600 CECEP Solar Energy Co Ltd 49
93,770 CECEP Wind-Power Corp 53
1,524,000 g CGN Power Co Ltd 365
2,000 Changchun High & New Technology Industry Group, Inc 48
24,000 Changjiang Securities Co Ltd 19
3,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 66
24,300 Chaozhou Three-Circle Group Co Ltd 106
17,000 Chengtun Mining Group Co Ltd 14
7,300 Chengxin Lithium Group Co Ltd 37
30,500 China Baoan Group Co Ltd 50
854,000 China Cinda Asset Management Co Ltd 108
2,726,000 China Citic Bank 1,371
551,000 China Coal Energy Co 418
224,000 China Communications Services Corp Ltd 110
124,000 China Conch Venture Holdings Ltd 217
72,100 China Construction Bank Corp - A 62
20,581,000 China Construction Bank Corp - H 13,320
60,200 China CSSC Holdings Ltd 205
36,600 * China Eastern Airlines Corp Ltd 27
480,900 China Energy Engineering Corp Ltd 169
219,200 China Everbright Bank Co Ltd - A 96
353,000 China Everbright Bank Co Ltd - H 107
305,555 China Everbright International Ltd 131
761,000 g China Feihe Ltd 570
795,500 China Galaxy Securities Co Ltd 400
24,500 China Galaxy Securities Co Ltd (Class A) 36
442,200 China Gas Holdings Ltd 623
9,700 China Great Wall Securities Co Ltd 12
27,400 China Greatwall Technology Group Co Ltd 49
575,000 China Hongqiao Group Ltd 553
403,400 China Insurance International Holdings Co Ltd 429
4,600 China International Capital Corp Ltd 26
352,800 g China International Capital Corp Ltd 708
24,625 China International Travel Service Corp Ltd 658
194,000 China Jinmao Holdings Group Ltd 38
19,429 China Jushi Co Ltd 41
88,000 China Lesso Group Holdings Ltd 79

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
1,666,000 China Life Insurance Co Ltd $ 2,734
42,000 China Life Insurance Co Ltd (Class A) 204
98,200 *,g China Literature Ltd 507
252,000 China Longyuan Power Group Corp 287
112,000 China Medical System Holdings Ltd 177
21,700 China Meheco Co Ltd 43
140,000 e China Meidong Auto Holdings Ltd 302
673,000 China Mengniu Dairy Co Ltd 2,759
1,253,000 China Merchants Bank Co Ltd 6,363
566,000 China Merchants Bank Co Ltd (Class A) 2,819
165,600 China Merchants Energy Shipping Co Ltd 169
115,426 China Merchants Holdings International Co Ltd 177
36,020 China Merchants Securities Co Ltd 72
107,700 China Merchants Shekou Industrial Zone Holdings Co Ltd 213
9,600 China Minmetals Rare Earth Co Ltd 47
192,400 China Minsheng Banking Corp Ltd - A 97
2,306,800 e China Minsheng Banking Corp Ltd - H 790
819,000 China Molybdenum Co Ltd 496
234,000 China Molybdenum Co Ltd (Class A) 204
300,000 China National Building Material Co Ltd 247
32,900 China National Chemical Engineering Co Ltd 44
94,300 China National Nuclear Power Co Ltd 88
42,300 China Northern Rare Earth Group High-Tech Co Ltd 161
490,000 China Oilfield Services Ltd 504
612,435 China Overseas Land & Investment Ltd 1,477
45,000 China Overseas Property Holdings Ltd 55
106,200 China Pacific Insurance Group Co Ltd - A 401
605,400 China Pacific Insurance Group Co Ltd - H 1,605
1,159,000 China Power International Development Ltd 462
102,500 China Railway Group Ltd - A 103
353,000 China Railway Group Ltd - H 215
107,856 China Railway Signal & Communication Corp Ltd 85
344,000 China Resources Beer Holdings Company Ltd 2,763
215,999 China Resources Cement Holdings Ltd 106
146,200 China Resources Gas Group Ltd 538
689,836 China Resources Land Ltd 3,141
15,886 China Resources Microelectronics Ltd 140
160,200 g China Resources Mixc Lifestyle Services Ltd 842
133,000 g China Resources Pharmaceutical Group Ltd 105
146,000 China Resources Power Holdings Co 311
4,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 39
107,200 China Shenhua Energy Co Ltd - A 439
761,500 China Shenhua Energy Co Ltd - H 2,396
154,000 *,e China Southern Airlines Co Ltd 110
46,700 * China Southern Airlines Co Ltd (Class A) 53
201,100 China State Construction Engineering Corp Ltd 170
162,000 China State Construction International Holdings Ltd 183
400,200 China Three Gorges Renewables Group Co Ltd 319
16,500 *,e,g China Tourism Group Duty Free Corp Ltd 407
4,658,000 g China Tower Corp Ltd 564
441,900 China Vanke Co Ltd 697
134,500 China Vanke Co Ltd (Class A) 297
44,900 China Yangtze Power Co Ltd 139
6,300 China Zhenhua Group Science & Technology Co Ltd 83
87,800 China Zheshang Bank Co Ltd 37
638,000 Chinasoft International Ltd 404
6,100 Chongqing Brewery Co Ltd 111
17,154 Chongqing Changan Automobile Co Ltd 30
13,300 Chongqing Fuling Zhacai Group Co Ltd 49
249,600 Chongqing Rural Commercial Bank Co Ltd 133
47,300 Chongqing Zhifei Biological Products Co Ltd 565
472,000 Chow Tai Fook Jewellery Group Ltd 938

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
471,000 Citic Pacific Ltd $ 550
462,274 CITIC Securities Co Ltd 989
59,570 CITIC Securities Co Ltd (Class A) 178
3,100 CNGR Advanced Material Co Ltd 32
42,630 CNNC Hua Yuan Titanium Dioxide Co Ltd 40
31,100 Contemporary Amperex Technology Co Ltd 1,841
158,445 COSCO Pacific Ltd 106
186,300 COSCO SHIPPING Development Co Ltd 67
69,900 COSCO SHIPPING Energy Transportation Co Ltd 138
218,160 COSCO SHIPPING Holdings Co Ltd - A 351
240,150 COSCO SHIPPING Holdings Co Ltd - H 271
2,692,000 e Country Garden Holdings Co Ltd 756
471,000 Country Garden Services Holdings Co Ltd 812
669,000 CRRC Corp Ltd 365
18,800 CSC Financial Co Ltd 70
2,010,880 CSPC Pharmaceutical Group Ltd 1,971
3,984 Da An Gene Co Ltd of Sun Yat-Sen University 9
5,100 Dajin Heavy Industry Co Ltd 26
459,500 g Dali Foods Group Co Ltd 192
649,300 Dalian Port PDA Co Ltd 151
249,895 Daqin Railway Co Ltd 262
12,800 * Daqo New Energy Corp (ADR) 600
11,708 DaShenLin Pharmaceutical Group Co Ltd 63
169,500 Datang International Power Generation Co Ltd 75
10,400 DHC Software Co Ltd 13
11,200 Do-Fluoride New Materials Co Ltd 54
6,200 Dong-E-E-Jiao Co Ltd 48
33,900 Dongfang Electric Corp Ltd 94
646,000 Dongfeng Motor Group Co Ltd 303
11,300 Dongxing Securities Co Ltd 14
338,000 Dongyue Group 349
269,922 East Money Information Co Ltd 787
6,500 Ecovacs Robotics Co Ltd 78
147,600 ENN Energy Holdings Ltd 2,021
35,900 ENN Natural Gas Co Ltd 109
25,670 Eve Energy Co Ltd 261
21,000 Everbright Securities Co Ltd 47
32,643 Fangda Carbon New Material Co Ltd 31
72,000 e Far East Horizon Ltd 65
36,600 FAW Jiefang Group Co Ltd 44
25,700 First Capital Securities Co Ltd 22
96,000 e Flat Glass Group Co Ltd 275
22,500 Flat Glass Group Co Ltd 112
244,900 Focus Media Information Technology Co Ltd 245
48,685 Foshan Haitian Flavouring & Food Co Ltd 542
659,500 Fosun International 483
47,600 Foxconn Industrial Internet Co Ltd 119
3,300 Fu Jian Anjoy Foods Co Ltd 79
14,400 Fujian Sunner Development Co Ltd 52
25,200 Fuyao Glass Industry Group Co Ltd - A 127
129,400 g Fuyao Glass Industry Group Co Ltd - H 564
21,320 Ganfeng Lithium Co Ltd 207
83,480 g Ganfeng Lithium Co Ltd 520
4,500 Gaona Aero Material Co Ltd 25
500 G-bits Network Technology Xiamen Co Ltd 35
1,575,000 * GCL Poly Energy Holdings Ltd 408
90,000 GD Power Development Co Ltd 50
197,884 * GDS Holdings Ltd 465
188,900 * GDS Holdings Ltd (ADR) 3,525
1,282,000 Geely Automobile Holdings Ltd 1,652
59,300 GEM Co Ltd 65
69,900 Gemdale Corp 85

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
88,000 * Genscript Biotech Corp $ 188
90,600 GF Securities Co Ltd 128
31,000 GF Securities Co Ltd (Class A) 71
8,872 Gigadevice Semiconductor Beijing, Inc 158
4,800 * Ginlong Technologies Co Ltd 93
16,600 GoerTek, Inc 52
1,400 GoodWe Technologies Co Ltd 59
22,100 Gotion High-tech Co Ltd 96
30,700 Great Wall Motor Co Ltd 125
639,500 e Great Wall Motor Co Ltd 791
37,600 Gree Electric Appliances, Inc of Zhuhai 201
198,500 Greentown China Holdings Ltd 257
336,000 e Greentown Service Group Co Ltd 212
46,800 GRG Banking Equipment Co Ltd 83
21,100 Guangdong Haid Group Co Ltd 179
37,300 Guangdong HEC Technology Holding Co Ltd 49
242,000 Guangdong Investments Ltd 248
2,800 Guangdong Kinlong Hardware Products Co Ltd 33
148,800 Guanghui Energy Co Ltd 200
69,500 Guangzhou Automobile Group Co Ltd 113
634,000 Guangzhou Automobile Group Co Ltd - H 401
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 51
5,800 Guangzhou Great Power Energy & Technology Co Ltd 48
37,100 Guangzhou Haige Communications Group, Inc Co 57
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 23
8,595 Guangzhou Shiyuan Electronic Technology Co Ltd 94
24,600 Guangzhou Tinci Materials Technology Co Ltd 150
13,486 Guangzhou Yuexiu Financial Holdings Group Co Ltd 13
12,200 Guolian Securities Co Ltd 19
28,300 Guosen Securities Co Ltd 39
41,000 Guotai Junan Securities Co Ltd 86
25,790 Guoyuan Securities Co Ltd 25
238,000 e,g Haidilao International Holding Ltd 645
490,000 Haier Smart Home Co Ltd 1,534
82,300 Haier Smart Home Co Ltd 271
159,000 Haitian International Holdings Ltd 412
263,600 Haitong Securities Co Ltd 165
53,100 Haitong Securities Co Ltd (Class A) 68
45,100 Hangzhou Binjiang Real Estate Group Co Ltd 60
6,300 Hangzhou Chang Chuan Technology Co Ltd 44
13,936 Hangzhou First Applied Material Co Ltd 119
8,400 Hangzhou Lion Electronics Co Ltd 67
12,900 Hangzhou Oxygen Plant Group Co Ltd 63
14,730 Hangzhou Robam Appliances Co Ltd 61
18,600 Hangzhou Silan Microelectronics Co Ltd 100
1,800 Hangzhou Tigermed Consulting Co Ltd - A 25
10,600 g Hangzhou Tigermed Consulting Co Ltd - H 100
90,000 g Hansoh Pharmaceutical Group Co Ltd 156
25,300 Heilongjiang Agriculture Co Ltd 50
41,800 Henan Shenhuo Coal & Power Co Ltd 108
45,700 Henan Shuanghui Investment & Development Co Ltd 172
139,000 Hengan International Group Co Ltd 644
22,100 Hengdian Group DMEGC Magnetics Co Ltd 66
75,080 Hengli Petrochemical Co Ltd 177
1,176,000 *,e HengTen Networks Group Ltd 308
31,500 Hengtong Optic-electric Co Ltd 69
66,530 Hengyi Petrochemical Co Ltd 79
271,600 Hesteel Co Ltd 92
2,800 Hithink RoyalFlush Information Network Co Ltd 83
7,360 Hongfa Technology Co Ltd 35
9,500 Hoshine Silicon Industry Co Ltd 115
47,000 *,g Hua Hong Semiconductor Ltd 208

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
41,700 Huadian Power International Corp Ltd (Class A) $ 35
9,740 Huadong Medicine Co Ltd 66
34,000 Huafon Chemical Co Ltd 37
56,200 Huaibei Mining Holdings Co Ltd 111
259,360 Hualan Biological Engineering, Inc 826
44,300 Huaneng Power International, Inc - A 55
954,000 e Huaneng Power International, Inc - H 501
132,200 g Huatai Securities Co Ltd 151
15,500 Huatai Securities Co Ltd (Class A) 29
14,200 Huaxi Securities Co Ltd 17
57,600 Huaxia Bank Co Ltd 45
3,500 Huaxin Cement Co Ltd 8
42,200 Huayu Automotive Systems Co Ltd 103
40,874 * Huazhu Group Ltd (ADR) 2,002
5,900 Hubei Feilihua Quartz Glass Co Ltd 38
104,700 Hubei Jumpcan Pharmaceutical Co Ltd 435
16,400 Hubei Xingfa Chemicals Group Co Ltd 73
5,800 Huizhou Desay Sv Automotive Co Ltd 94
104,700 Humanwell Healthcare Group Co Ltd 408
6,648 Hunan Changyuan Lico Co Ltd 15
115,000 Hunan Valin Steel Co Ltd 93
8,412 Hundsun Technologies, Inc 65
78,200 *,g Hygeia Healthcare Holdings Co Ltd 558
25,131 * iClick Interactive Asia Group Ltd (ADR) 85
10,500 Iflytek Co Ltd 97
2,600 Imeik Technology Development Co Ltd 211
329,900 Industrial & Commercial Bank of China Ltd - A 214
12,033,000 Industrial & Commercial Bank of China Ltd - H 6,395
94,100 Industrial Bank Co Ltd 232
40,790 Industrial Securities Co Ltd 36
6,300 Ingenic Semiconductor Co Ltd 82
620,800 Inner Mongolia BaoTou Steel Union Co Ltd 171
54,400 Inner Mongolia Dian Tou Energy Corp Ltd 106
24,680 Inner Mongolia ERDOS Resources Co Ltd 55
155,300 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 102
85,300 Inner Mongolia Yili Industrial Group Co Ltd 361
296,500 Inner Mongolia Yitai Coal Co 436
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 71
229,500 *,g Innovent Biologics, Inc 1,029
5,000 Inspur Electronic Information Industry Co Ltd 26
382,512 * IQIYI, Inc (ADR) 2,785
715 iRay Technology Co Ltd 38
32,500 JA Solar Technology Co Ltd 271
3,760 Jafron Biomedical Co Ltd 17
9,410 Jason Furniture Hangzhou Co Ltd 56
85,850 *,g JD Health International, Inc 637
1,153,155 JD.com, Inc 25,181
49,100 Jiangsu Eastern Shenghong Co Ltd 97
116,000 Jiangsu Express 108
16,804 Jiangsu Hengli Hydraulic Co Ltd 162
29,182 Jiangsu Hengrui Medicine Co Ltd 182
16,400 Jiangsu King's Luck Brewery JSC Ltd 155
4,800 Jiangsu Pacific Quartz Co Ltd 86
19,300 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 463
3,000 Jiangsu Yangnong Chemical Co Ltd 42
4,700 Jiangsu Yoke Technology Co Ltd 36
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 24
47,500 Jiangsu Zhongtian Technology Co Ltd 118
296,000 Jiangxi Copper Co Ltd 501
28,958 Jiangxi Copper Co Ltd (Class A) 83
20,000 * Jiangxi Special Electric Motor Co Ltd 45
4,700 JiuGui Liquor Co Ltd 88

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
172,000 e,g Jiumaojiu International Holdings Ltd $ 409
102,100 Jizhong Energy Resources Co Ltd 102
158,877 Joincare Pharmaceutical Group Industry Co Ltd 305
2,156 Joinn Laboratories China Co Ltd 16
107,900 Jointown Pharmaceutical Group Co Ltd 235
12,200 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 66
3,700 JOYY, Inc (ADR) 115
7,500 Juewei Food Co Ltd 48
16,300 Juneyao Airlines Co Ltd 43
40,300 * Kanzhun Ltd (ADR) 767
330,534 * KE Holdings, Inc (ADR) 6,227
27,700 Keda Industrial Group Co Ltd 58
52,500 Kingboard Chemical Holdings Ltd 161
518,000 * Kingdee International Software Group Co Ltd 837
217,200 Kingsoft Corp Ltd 1,068
86,500 *,e,g Koolearn Technology Holding Ltd 370
372,700 *,g Kuaishou Technology 2,866
31,900 Kuang-Chi Technologies Co Ltd 77
15,997 Kweichow Moutai Co Ltd 4,226
564,000 Lenovo Group Ltd 611
75,000 Lens Technology Co Ltd 147
1,300 Lepu Medical Technology Beijing Co Ltd 4
245,900 * Li Auto, Inc 3,075
500,500 Li Ning Co Ltd 3,936
85,000 * Lingyi iTech Guangdong Co 77
2,100 Livzon Pharmaceutical Group, Inc 11
41,300 Lomon Billions Group Co Ltd 122
411,000 g Longfor Properties Co Ltd 1,159
99,989 LONGi Green Energy Technology Co Ltd 588
53,300 Lufax Holding Ltd (ADR) 109
1,970 Luoyang Xinqianglian Slewing Bearing Co Ltd 13
59,100 Luxi Chemical Group Co Ltd 117
95,609 Luxshare Precision Industry Co Ltd 422
18,700 Luzhou Laojiao Co Ltd 691
25,790 Mango Excellent Media Co Ltd 140
5,308 Maxscend Microelectronics Co Ltd 96
68,700 Meihua Holdings Group Co Ltd 98
218,795 * Meinian Onehealth Healthcare Holdings Co Ltd 240
1,802,700 *,g Meituan Dianping (Class B) 32,705
85,700 Metallurgical Corp of China Ltd 49
210,400 Microport Scientific Corp 496
27,400 Ming Yang Smart Energy Group Ltd 90
21,400 MINISO Group Holding Ltd (ADR) 380
164,000 Minth Group Ltd 498
13,383 Montage Technology Co Ltd 136
67,244 Muyuan Foodstuff Co Ltd 479
7,265 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 17
86,460 NARI Technology Co Ltd 341
6,700 NAURA Technology Group Co Ltd 260
3,500 NavInfo Co Ltd 7
444,895 NetEase, Inc 7,854
33,300 New China Life Insurance Co Ltd - A 148
228,600 New China Life insurance Co Ltd - H 543
59,600 * New Hope Liuhe Co Ltd 115
323,640 * New Oriental Education & Technology Group, Inc 1,242
21,400 Ninestar Corp 140
2,700 Ningbo Deye Technology Co Ltd 102
16,300 Ningbo Joyson Electronic Corp 36
6,900 Ningbo Orient Wires & Cables Co Ltd 49
5,713 Ningbo Ronbay New Energy Technology Co Ltd 57
28,200 Ningbo Shanshan Co Ltd 71
14,000 Ningbo Tuopu Group Co Ltd 131

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
97,700 Ningxia Baofeng Energy Group Co Ltd $ 210
289,430 * NIO, Inc (ADR) 3,042
393,400 g Nongfu Spring Co Ltd 2,268
21,200 North Industries Group Red Arrow Co Ltd 70
910 NXP Semiconductors NV 170
78,500 * Offcn Education Technology Co Ltd 56
147,700 Offshore Oil Engineering Co Ltd 132
7,040 Oppein Home Group, Inc 124
46,728 Orient Securities Co Ltd 67
3,809 Ovctek China, Inc 18
119,700 * Pangang Group Vanadium Titanium & Resources Co Ltd 86
2,113,000 People's Insurance Co Group of China Ltd 705
214,400 People's Insurance Co Group of China Ltd (Class A) 162
11,200 Perfect World Co Ltd 28
4,950 Pharmaron Beijing Co Ltd - A 35
16,450 g Pharmaron Beijing Co Ltd - H 69
1,580,000 PICC Property & Casualty Co Ltd 1,612
109,078 * Pinduoduo, Inc (ADR) 8,279
324,200 Ping An Bank Co Ltd 591
43,100 *,e,g Ping An Healthcare and Technology Co Ltd 109
4,993,203 Ping An Insurance Group Co of China Ltd 32,302
150,800 Ping An Insurance Group Co of China Ltd (Class A) 999
68,800 Pingdingshan Tianan Coal Mining Co Ltd 104
162,800 Poly Real Estate Group Co Ltd 334
129,600 e,g Pop Mart International Group Ltd 353
6,000 Porton Pharma Solutions Ltd 32
129,500 Postal Savings Bank of China Co Ltd - A 88
1,939,000 e,g Postal Savings Bank of China Co Ltd - H 1,150
73,900 Power Construction Corp of China Ltd 77
1,860 Proya Cosmetics Co Ltd 49
1,642 Pylon Technologies Co Ltd 59
73,300 * Qinghai Salt Lake Industry Co Ltd 238
3,001 Raytron Technology Co Ltd 21
16,500 * Risen Energy Co Ltd 67
12,000 Riyue Heavy Industry Co Ltd 39
126,850 Rongsheng Petro Chemical Co Ltd 280
105,600 SAIC Motor Corp Ltd 221
31,700 Sailun Group Co Ltd 50
2,500 Sangfor Technologies, Inc 54
279,000 e Sany Heavy Equipment International 290
111,100 Sany Heavy Industry Co Ltd 276
28,600 SDIC Capital Co Ltd 29
48,700 Sealand Securities Co Ltd 24
37,800 Seazen Holdings Co Ltd 90
23,400 SF Holding Co Ltd 188
4,800 SG Micro Corp 109
157,800 Shaanxi Coal Industry Co Ltd 467
55,800 Shan XI Hua Yang Group New Energy Co Ltd 112
7,670 Shandong Buchang Pharmaceuticals Co Ltd 22
51,620 Shandong Gold Mining Co Ltd - A 165
180,000 g Shandong Gold Mining Co Ltd - H 366
31,550 Shandong Hualu Hengsheng Chemical Co Ltd 162
17,600 Shandong Linglong Tyre Co Ltd 50
162,400 Shandong Nanshan Aluminum Co Ltd 80
36,500 Shandong Sun Paper Industry JSC Ltd 65
3,400 Shandong Weifang Rainbow Chemical Co Ltd 34
186,400 Shandong Weigao Group Medical Polymer Co Ltd 298
15,400 * Shanghai Aiko Solar Energy Co Ltd 74
12,432 Shanghai Bairun Investment Holding Group Co Ltd 74
5,763 Shanghai Baosight Software Co Ltd 49
117,520 Shanghai Baosight Software Co Ltd 389

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
51,300 Shanghai Construction Group Co Ltd $ 20
199,900 Shanghai Electric Group Co Ltd 129
15,300 Shanghai Electric Power Co Ltd 22
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 40
38,500 Shanghai Fosun Pharmaceutical Group Co Ltd - H 109
1,482 Shanghai Friendess Electronic Technology Corp Ltd 40
66,000 Shanghai Fudan Microelectronics Group Co Ltd 244
6,744 Shanghai Fudan Microelectronics Group Co Ltd 64
16,400 * Shanghai International Airport Co Ltd 133
46,300 Shanghai International Port Group Co Ltd 37
11,200 Shanghai Jinjiang International Hotels Development Co Ltd 103
8,618 * Shanghai Junshi Biosciences Co Ltd 60
19,960 Shanghai Lingang Holdings Corp Ltd 37
363,969 Shanghai Lujiazui Finance & Trade Zone Development Co Ltd 281
11,400 Shanghai M&G Stationery, Inc 81
1,155 Shanghai Medicilon, Inc 26
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 48
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 130
139,700 Shanghai Pudong Development Bank Co Ltd 146
15,680 Shanghai Putailai New Energy Technology Co Ltd 114
21,200 Shanghai RAAS Blood Products Co Ltd 20
186,800 Shanghai Rural Commercial Bank Co Ltd 157
55,700 Shanghai Yuyuan Tourist Mart Group Co Ltd 66
57,479 Shanxi Lu'an Environmental Energy Development Co Ltd 183
61,300 Shanxi Meijin Energy Co Ltd 82
19,330 Shanxi Securities Co Ltd 16
116,700 Shanxi Taigang Stainless Steel Co Ltd 74
15,380 Shanxi Xinghuacun Fen Wine Factory Co Ltd 608
81,970 Shanxi Xishan Coal & Electricity Power Co Ltd 131
16,800 Shenghe Resources Holding Co Ltd 35
18,900 Shengyi Technology Co Ltd 51
4,680 Shennan Circuits Co Ltd 63
116,200 Shenwan Hongyuan Group Co Ltd 71
7,580 Shenzhen Capchem Technology Co Ltd 54
1,600 Shenzhen Dynanonic Co Ltd 44
28,300 Shenzhen Energy Group Co Ltd 25
33,900 Shenzhen Inovance Technology Co Ltd 347
119,985 Shenzhen International Holdings Ltd 106
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
4,640 Shenzhen Kangtai Biological Products Co Ltd 21
2,900 Shenzhen Kedali Industry Co Ltd 55
7,400 Shenzhen Kstar Science And Technology Co Ltd 50
5,500 Shenzhen Mindray Bio-Medical Electronics Co Ltd 250
8,800 Shenzhen New Industries Biomedical Engineering Co Ltd 78
117,600 Shenzhen Overseas Chinese Town Co Ltd 83
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 31
4,600 Shenzhen SC New Energy Technology Corp 77
15,882 Shenzhen Senior Technology Material Co Ltd 45
13,100 Shenzhen Sunlord Electronics Co Ltd 50
9,739 Shenzhen Transsion Holdings Co Ltd 144
10,900 Shenzhen YUTO Packaging Technology Co Ltd 44
175,300 Shenzhou International Group Holdings Ltd 1,839
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 35
144,500 *,† Shimao Property Holdings Ltd 61
23,700 Sichuan Chuantou Energy Co Ltd 46
110,500 Sichuan Hebang Biotechnology Co Ltd 48
273,500 Sichuan Kelun Pharmaceutical Co Ltd 1,133
18,700 * Sichuan New Energy Power Co Ltd 43
68,500 Sichuan Road & Bridge Co Ltd 138
6,700 Sichuan Swellfun Co Ltd 73
12,200 Sichuan Yahua Industrial Group Co Ltd 38

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
8,000 Sieyuan Electric Co Ltd $ 53
1,061,600 Silergy Corp 16,855
21,400 Sinoma Science & Technology Co Ltd 75
5,620 Sinomine Resource Group Co Ltd 58
195,300 Sinopec Shanghai Petrochemical Co Ltd (Class A) 96
356,000 Sinopharm Group Co 1,076
4,900 Skshu Paint Co Ltd 83
382,000 e,g Smoore International Holdings Ltd 489
31,400 Songcheng Performance Development Co Ltd 74
28,262 SooChow Securities Co Ltd 28
29,700 Southwest Securities Co Ltd 17
2,200 StarPower Semiconductor Ltd 88
699,000 *,†,e Sunac China Holdings Ltd 1
18,600 Sungrow Power Supply Co Ltd 284
619,400 Sunny Optical Technology Group Co Ltd 7,474
23,500 Sunwoda Electronic Co Ltd 69
26,300 Suzhou Dongshan Precision Manufacturing Co Ltd 116
2,140 Suzhou Maxwell Technologies Co Ltd 95
5,200 * Suzhou TA&A Ultra Clean Technology Co Ltd 39
96,200 * TAL Education Group (ADR) 617
21,400 Tangshan Jidong Cement Co Ltd 27
58,200 TBEA Co Ltd 184
233,100 TCL Technology Group Corp 150
2,749,100 Tencent Holdings Ltd 134,347
55,200 * Tencent Music Entertainment (ADR) 457
4,400 Thunder Software Technology Co Ltd 69
4,900 Tianjin 712 Communication & Broadcasting Co Ltd 22
43,600 Tianjin Zhonghuan Semiconductor Co Ltd 307
19,200 Tianma Microelectronics Co Ltd 29
19,100 Tianqi Lithium Corp 210
40,400 Tianshan Aluminum Group Co Ltd 45
74,200 Tianshui Huatian Technology Co Ltd 109
10,400 * Tibet Summit Resources Co Ltd 35
420,000 Tingyi Cayman Islands Holding Corp 703
26,000 Titan Wind Energy Suzhou Co Ltd 56
17,356 Toly Bread Co Ltd 39
92,000 * Tongcheng-Elong Holdings Ltd 200
27,500 TongFu Microelectronics Co Ltd 89
28,500 Tongkun Group Co Ltd 60
163,800 Tongling Nonferrous Metals Group Co Ltd 77
57,100 Tongwei Co Ltd 324
1,500 * Topchoice Medical Corp 28
409,000 g Topsports International Holdings Ltd 373
76,000 Travelsky Technology Ltd 142
27,449 Trina Solar Co Ltd 208
122,262 * Trip.com Group Ltd (ADR) 4,606
134,000 Tsingtao Brewery Co Ltd 1,465
9,800 Tsingtao Brewery Co Ltd (Class A) 172
10,399 Unigroup Guoxin Microelectronics Co Ltd 168
298,000 Uni-President China Holdings Ltd 301
34,100 Unisplendour Corp Ltd 146
561,486 * Vipshop Holdings Ltd (ADR) 8,523
8,700 Walvax Biotechnology Co Ltd 44
30,700 * Wanda Film Holding Co Ltd 64
42,200 Wanhua Chemical Group Co Ltd 588
1,019,000 Want Want China Holdings Ltd 656
255,684 * Weibo Corp (ADR) 5,129
448,000 Weichai Power Co Ltd 719
33,600 Weichai Power Co Ltd (Class A) 62
7,800 Weihai Guangwei Composites Co Ltd 58
84,075 Wens Foodstuffs Group Co Ltd 250

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
26,400 Western Securities Co Ltd $ 24
5,010 Western Superconducting Technologies Co Ltd 60
13,490 Will Semiconductor Ltd 179
16,900 Wingtech Technology Co Ltd 136
628,000 Winteam Pharmaceutical Group Ltd 329
80,300 Wuchan Zhongda Group Co Ltd 57
1,900 Wuhan DR Laser Technology Corp Ltd 30
38,199 Wuhan Guide Infrared Co Ltd 67
33,600 Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd 139
49,335 Wuliangye Yibin Co Ltd 1,410
23,550 WUS Printed Circuit Kunshan Co Ltd 74
156,336 WuXi AppTec Co Ltd - A 1,808
26,485 g WuXi AppTec Co Ltd - H 277
1,703 Wuxi Autowell Technology Co Ltd 45
404,500 *,g Wuxi Biologics Cayman, Inc 2,492
4,320 Wuxi Shangji Automation Co Ltd 64
170,300 XCMG Construction Machinery Co Ltd 172
39,600 Xiamen C & D, Inc 69
3,000 Xiamen Faratronic Co Ltd 64
17,300 Xiamen Tungsten Co Ltd 51
1,177,000 *,g Xiaomi Corp 1,811
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 87
53,900 Xinjiang Zhongtai Chemical Co Ltd 57
788,863 Xinyi Solar Holdings Ltd 946
181,100 *,e XPeng, Inc 1,005
307,000 XTEP International Holdings 391
262,000 g Yadea Group Holdings Ltd 675
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 50
39,600 Yantai Jereh Oilfield Services Group Co Ltd 163
354,000 Yanzhou Coal Mining Co Ltd 1,267
42,100 Yanzhou Coal Mining Co Ltd (Class A) 218
10,150 Yealink Network Technology Corp Ltd 112
8,982 Yifeng Pharmacy Chain Co Ltd 76
104,000 Yihai International Holding Ltd 306
20,100 Yihai Kerry Arawana Holdings Co Ltd 126
36,820 Yintai Gold Co Ltd 70
5,300 YongXing Special Materials Technology Co Ltd 65
17,959 Yonyou Network Technology Co Ltd 66
3,400 * Youngy Co Ltd 38
16,800 YTO Express Group Co Ltd 45
25,700 * Yuan Longping High-tech Agriculture Co Ltd 62
327,200 Yuexiu Property Co Ltd 495
310,628 Yum China Holdings, Inc 19,691
17,180 Yunda Holding Co Ltd 30
48,400 Yunnan Aluminium Co Ltd 96
8,900 Yunnan Baiyao Group Co Ltd 71
3,200 Yunnan Botanee Bio-Technology Group Co Ltd 60
11,300 Yunnan Energy New Material Co Ltd 187
15,400 Yunnan Tin Co Ltd 33
28,800 * Yunnan Yuntianhua Co Ltd 89
6,678 * Zai Lab Ltd (ADR) 222
22,800 Zangge Mining Co Ltd 80
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 116
255,500 Zhaojin Mining Industry Co Ltd 387
20,000 Zhefu Holding Group Co Ltd 12
78,720 * Zhejiang Century Huatong Group Co Ltd 69
44,100 Zhejiang China Commodities City Group Co Ltd 37
27,500 Zhejiang Chint Electrics Co Ltd 112
31,000 Zhejiang Dahua Technology Co Ltd 102
6,060 Zhejiang Dingli Machinery Co Ltd 48
142,000 Zhejiang Expressway Co Ltd 113

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,538 Zhejiang HangKe Technology, Inc Co $ 17
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 27
19,703 Zhejiang Huayou Cobalt Co Ltd 158
17,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 169
5,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 24
39,200 Zhejiang Juhua Co Ltd 101
16,304 Zhejiang NHU Co Ltd 43
39,173 Zhejiang Satellite Petrochemical Co Ltd 91
5,002 Zhejiang Supcon Technology Co Ltd 76
7,900 Zhejiang Supor Co Ltd 62
18,590 Zhejiang Weiming Environment Protection Co Ltd 49
24,100 Zhejiang Weixing New Building Materials Co Ltd 85
2,400 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 17
12,500 Zhejiang Yongtai Technology Co Ltd 38
18,500 Zheshang Securities Co Ltd 27
58,500 *,g ZhongAn Online P&C Insurance Co Ltd 184
9,200 Zhongji Innolight Co Ltd 79
128,000 Zhongsheng Group Holdings Ltd 631
67,400 Zhongtai Securities Co Ltd 66
9,447 Zhuzhou CRRC Times Electric Co Ltd 66
127,100 Zhuzhou CSR Times Electric Co Ltd 553
2,900 Zhuzhou Hongda Electronics Corp Ltd 19
40,500 Zhuzhou Kibing Group Co Ltd 62
38,500 Zibo Qixiang Tengda Chemical Co Ltd 40
1,286,000 Zijin Mining Group Co Ltd 2,145
284,800 Zijin Mining Group Co Ltd (Class A) 512
91,600 Zoomlion Heavy Industry Science and Technology Co Ltd - A 83
55,900 ZTE Corp 265
62,200 ZTE Corp (Class H) 182
32,746 d ZTO Express Cayman, Inc (ADR) 938
TOTAL CHINA 696,328
COLOMBIA - 0.0%
20,180 BanColombia S.A. 152
37,411 BanColombia S.A. (Preference) 234
98,649 Interconexion Electrica S.A. 321
TOTAL COLOMBIA 707
CZECH REPUBLIC - 0.0%
36,016 CEZ AS 1,749
5,403 Komercni Banka AS 179
19,141 g Moneta Money Bank AS 77
TOTAL CZECH REPUBLIC 2,005
DENMARK - 0.6%
109,774 Carlsberg AS (Class B) 17,033
731,400 Novo Nordisk AS 116,162
10,000 Novo Nordisk AS (ADR) 1,592
75,716 g Orsted AS 6,456
179,010 * Zealand Pharma AS 5,608
TOTAL DENMARK 146,851
EGYPT - 0.0%
196,758 Commercial International Bank 325
365,159 Eastern Tobacco 208
133,926 * Egyptian Financial Group-Hermes Holding 73
TOTAL EGYPT 606
FINLAND - 0.2%
1,431,955 Nordea Bank Abp 15,301
1,796,020 Nordea Bank Abp 19,178

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
391,497 Sampo Oyj (A Shares) $ 18,473
TOTAL FINLAND 52,952
FRANCE - 3.0%
336,043 Accor S.A. 10,925
140,072 Air Liquide 23,447
949,926 Airbus SE 126,879
677,999 BNP Paribas S.A. 40,488
266,914 Cap Gemini S.A. 49,602
436,441 Cie Generale des Etablissements Michelin S.C.A 13,341
539,242 Compagnie de Saint-Gobain 30,653
282,000 Danone 17,547
1,147,725 Engie S.A. 18,162
215,778 Essilor International S.A. 38,910
12,196 * Euroapi S.A. 139
8,166 Gecina S.A. 848
10,988 Icade 517
122,093 Kering 79,657
170,654 L'Oreal S.A. 76,256
79,854 LVMH Moet Hennessy Louis Vuitton S.A. 73,299
354,133 Orange S. A. 4,207
9,138 Pernod-Ricard S.A. 2,069
19,857 Sartorius Stedim Biotech 6,092
169,518 Teleperformance 40,961
273,005 e Total S.A. 16,097
118,723 Veolia Environnement 3,664
1,610,146 Vivendi Universal S.A. 16,281
TOTAL FRANCE 690,041
GERMANY - 2.8%
63,639 Adidas-Salomon AG. 11,281
47,872 Allianz AG. 11,051
612,692 e Aroundtown S.A. 876
152,959 BASF SE 8,030
1,677,299 Bayer AG. 107,149
253,256 Beiersdorf AG. 32,945
10,172 BioNTech SE (ADR) 1,267
688,218 * Borussia Dortmund GmbH & Co KGaA 3,066
311,923 Brenntag AG. 23,474
29,787 Carl Zeiss Meditec AG. 4,149
137,852 Deutsche Annington Immobilien SE 2,596
105,213 Deutsche Boerse AG. 20,486
680,894 Deutsche Telekom AG. 16,500
327,108 * Dr ING hc F Porsche AG. 41,984
1,515,530 E.ON AG. 18,906
583,808 HeidelbergCement AG. 42,628
382,531 * HelloFresh SE 9,122
38,173 Henkel KGaA 2,777
1,545,743 Infineon Technologies AG. 63,476
14,292 LEG Immobilien AG. 785
59,572 Merck KGaA 11,106
1,014 OSRAM Licht AG. 54
726,145 * Paion AG. 554
1,803,960 RWE AG. 77,621
766,435 Siemens AG. 124,166
49,644 g Siemens Healthineers AG. 2,862
TOTAL GERMANY 638,911
GREECE - 0.0%
748,053 * Alpha Bank AE 919
180,305 * Eurobank Ergasias S.A. 239

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
5,760 *,† FF Group $ 0 ^
47,873 Hellenic Telecommunications Organization S.A. 701
23,847 JUMBO S.A. 506
15,236 Motor Oil Hellas Corinth Refineries S.A. 391
19,431 Mytilineos Holdings S.A. 554
39,441 * National Bank of Greece S.A. 192
42,745 OPAP S.A. 686
810,000 * Piraeus Financial Holdings S.A. 1,769
41,755 * Public Power Corp 364
10,568 Terna Energy S.A. 225
TOTAL GREECE 6,546
HONG KONG - 0.4%
2,654,100 AIA Group Ltd 27,834
288,000 e Bank of East Asia Ltd 366
217,000 *,e Cathay Pacific Airways Ltd 209
107,230 CK Infrastructure Holdings Ltd 583
333,000 CLP Holdings Ltd 2,406
815,000 Hang Lung Properties Ltd 1,525
167,900 Hang Seng Bank Ltd 2,387
304,000 Henderson Land Development Co Ltd 1,052
2,115,806 Hong Kong & China Gas Ltd 1,863
246,712 Hong Kong Electric Holdings Ltd 1,324
264,482 Hong Kong Exchanges and Clearing Ltd 11,723
510,400 Hongkong Land Holdings Ltd 2,245
219,500 Kingboard Laminates Holdings Ltd 229
368,339 Link REIT 2,369
599,652 * Melco Crown Entertainment Ltd (ADR) 7,634
355,000 New World Development Co Ltd 952
441,000 Nine Dragons Paper Holdings Ltd 330
31,000 Orient Overseas International Ltd 595
598,274 Prudential plc 8,191
803,250 Sino Biopharmaceutical 450
309,000 Sun Hung Kai Properties Ltd 4,329
82,000 Vinda International Holdings Ltd 198
252,000 Wharf Real Estate Investment Co Ltd 1,451
TOTAL HONG KONG 80,245
HUNGARY - 0.0%
104,056 MOL Hungarian Oil & Gas plc 762
15,958 OTP Bank 455
59,470 Richter Gedeon Rt 1,242
TOTAL HUNGARY 2,459
INDIA - 0.8%
11,316 ABB Ltd India 464
36,883 Adani Enterprises Ltd 789
57,813 Adani Gas Ltd 610
66,333 * Adani Green Energy Ltd 712
111,698 Adani Ports & Special Economic Zone Ltd 863
159,616 * Adani Power Ltd 373
58,674 * Adani Transmissions Ltd 710
127,792 * Ambuja Cements Ltd 571
23,457 Apollo Hospitals Enterprise Ltd 1,234
81,112 Asian Paints Ltd 2,733
13,944 Associated Cement Co Ltd 284
32,847 g AU Small Finance Bank Ltd 232
21,109 Aurobindo Pharma Ltd 133
34,310 *,g Avenue Supermarts Ltd 1,424
371,303 Axis Bank Ltd 3,890
5,595 Bajaj Auto Ltd 404

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
58,680 Bajaj Finance Ltd $ 4,026
29,007 Bajaj Finserv Ltd 449
14,642 Bajaj Holdings and Investment Ltd 693
16,453 Balkrishna Industries Ltd 392
49,333 *,g Bandhan Bank Ltd 118
228,774 Bank of Baroda 472
50,801 Berger Paints India Ltd 360
832,977 Bharat Electronics Ltd 991
53,974 Bharat Forge Ltd 507
207,769 Bharat Petroleum Corp Ltd 872
485,418 Bharti Airtel Ltd 4,427
23,001 Britannia Industries Ltd 1,212
29,386 Cholamandalam Investment and Finance Co Ltd 273
37,390 Cipla Ltd 410
374,101 Coal India Ltd 975
25,957 Colgate-Palmolive India Ltd 477
58,324 Container Corp Of India Ltd 413
46,436 Crompton Greaves Ltd 170
131,998 Dabur India Ltd 876
10,047 Divi S Laboratories Ltd 346
134,979 DLF Ltd 588
35,932 Dr Reddy's Laboratories Ltd 2,026
28,881 Eicher Motors Ltd 1,038
525,465 GAIL India Ltd 674
85,407 * Godrej Consumer Products Ltd 1,008
23,883 * Godrej Properties Ltd 301
56,589 Grasim Industries Ltd 1,126
52,500 Havells India Ltd 761
73,382 HCL Technologies Ltd 974
203,730 g HDFC Life Insurance Co Ltd 1,239
23,115 Hero Honda Motors Ltd 662
280,387 Hindalco Industries Ltd 1,390
173,922 Hindustan Lever Ltd 5,431
165,518 Hindustan Petroleum Corp Ltd 478
373,219 Housing Development Finance Corp 11,968
1,139,040 ICICI Bank Ltd 12,172
48,820 g ICICI Lombard General Insurance Co Ltd 636
68,379 g ICICI Prudential Life Insurance Co Ltd 363
181,905 Indian Hotels Co Ltd 720
712,359 Indian Oil Corp Ltd 677
49,030 Indian Railway Catering & Tourism Corp Ltd 343
68,396 Indraprastha Gas Ltd 357
144,923 Indus Towers Ltd 253
14,743 Info Edge India Ltd 671
258,047 Infosys Technologies Ltd 4,511
19,574 *,g InterGlobe Aviation Ltd 456
632,636 ITC Ltd 2,960
75,819 Jindal Steel & Power Ltd 506
152,999 JSW Steel Ltd 1,285
84,016 Jubilant Foodworks Ltd 451
42,692 Kotak Mahindra Bank Ltd 902
292,528 g Larsen & Toubro Infotech Ltd 17,035
150,049 Larsen & Toubro Ltd 3,961
16,213 Lupin Ltd 128
184,105 Mahindra & Mahindra Ltd 2,602
108,355 Marico Ltd 634
25,550 Maruti Suzuki India Ltd 2,584
427,677 Motherson Sumi Systems Ltd 350
18,031 Mphasis Ltd 396
406 MRF Ltd 416
8,347 Muthoot Finance Ltd 100

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
7,170 Nestle India Ltd $ 1,722
875,391 NTPC Ltd 1,869
1,276 Page Industries Ltd 589
187,677 Petronet LNG Ltd 524
15,456 PI Industries Ltd 571
32,301 Pidilite Industries Ltd 927
464,000 * Piramal Pharma Ltd 388
705,485 Power Grid Corp of India Ltd 1,942
654,055 Reliance Industries Ltd 18,598
16,946 SBI Cards & Payment Services Ltd 153
96,019 g SBI Life Insurance Co Ltd 1,288
187,126 Sesa Sterlite Ltd 627
2,274 Shree Cement Ltd 726
16,715 Shriram Transport Finance Co Ltd 257
15,484 Siemens India Ltd 628
30,547 SRF Ltd 899
136,915 State Bank of India 875
469,170 Sun Pharmaceutical Industries Ltd 5,622
70,446 Tata Consultancy Services Ltd 2,761
7,062 Tata Elxsi Ltd 514
351,825 * Tata Motors Ltd 1,813
310,264 Tata Power Co Ltd 721
1,562,214 * Tata Steel Ltd 1,996
116,152 Tata Tea Ltd 1,004
44,939 Tech Mahindra Ltd 606
74,858 Titan Industries Ltd 2,299
21,578 Torrent Pharmaceuticals Ltd 404
37,653 Trent Ltd 632
22,168 Tube Investments of India Ltd 689
43,266 TVS Motor Co Ltd 569
21,901 Ultra Tech Cement Ltd 2,035
61,053 * United Spirits Ltd 563
107,673 UPL Ltd 942
49,674 Varun Beverages Ltd 840
105,533 Wipro Ltd 471
870,902 * Yes Bank Ltd 160
616,884 * Zomato Ltd 386
TOTAL INDIA 176,628
INDONESIA - 0.2%
3,588,900 Adaro Energy Tbk 696
4,301,400 Astra International Tbk PT 1,724
11,571,500 Bank Central Asia Tbk PT 6,770
77,816,193 Bank Rakyat Indonesia 24,656
486,200 Indofood CBP Sukses Makmur Tbk 324
4,365,600 Kalbe Farma Tbk PT 612
2,515,188 * Merdeka Copper Gold Tbk PT 704
1,705,600 PT Aneka Tambang Tbk 238
7,675,447 PT Bank Mandiri Persero Tbk 5,286
6,884,600 PT Bank Negara Indonesia 4,308
5,738,597 PT Barito Pacific Tbk 316
1,527,500 PT Charoen Pokphand Indonesia Tbk 509
564,100 PT Indah Kiat Pulp and Paper Corp Tbk 283
937,800 PT Indofood Sukses Makmur Tbk 388
725,333 PT Semen Gresik Persero Tbk 305
3,652,100 PT Sumber Alfaria Trijaya Tbk 703
1,599,200 PT Unilever Indonesia Tbk 464
364,500 PT United Tractors Tbk 708
480,300 * PT Vale Indonesia Tbk 213
3,809,800 Sarana Menara Nusantara Tbk PT 236

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
10,578,400 Telkom Indonesia Persero Tbk PT $ 2,872
TOTAL INDONESIA 52,315
IRELAND - 0.6%
3,625,738 AIB Group plc 14,675
1,945,851 Bank of Ireland Group plc 19,689
1,316,453 CRH plc 66,507
15,017 Kerry Group plc (Class A) 1,498
428,877 Keywords Studios plc 14,591
71,419 * Prothena Corp plc 3,462
493,757 Smurfit Kappa Group plc 17,909
TOTAL IRELAND 138,331
ISRAEL - 0.0%
249,295 Bank Hapoalim Ltd 2,075
318,977 Bank Leumi Le-Israel 2,413
255,553 Israel Discount Bank Ltd 1,255
30,781 Mizrahi Tefahot Bank Ltd 965
TOTAL ISRAEL 6,708
ITALY - 0.9%
421,320 e Amplifon S.p.A. 14,603
3,648,291 e Davide Campari-Milano NV 44,516
9,071,358 Enel S.p.A. 55,326
129,794 e Ferrari NV 35,172
637,023 Moncler S.p.A 44,000
1,864,181 Prada S.p.A 13,219
TOTAL ITALY 206,836
JAPAN - 5.2%
87,600 e Acom Co Ltd 211
353 Activia Properties Inc 1,007
300 Aeon Mall Co Ltd 4
323,500 e Aisin Seiki Co Ltd 8,916
10,008 * All Nippon Airways Co Ltd 218
26,000 e Aozora Bank Ltd 471
49,300 Asahi Intecc Co Ltd 871
217,279 Asahi Kasei Corp 1,522
359,600 Astellas Pharma, Inc 5,109
12,600 Bank of Kyoto Ltd 596
460,000 BayCurrent Consulting, Inc 19,098
67,337 Central Japan Railway Co 8,035
116,400 Chiba Bank Ltd 751
152,500 Chubu Electric Power Co, Inc 1,609
225,700 Concordia Financial Group Ltd 832
216,000 Daifuku Co Ltd 4,011
236,800 Dai-ichi Mutual Life Insurance Co 4,353
2,620,391 Daiichi Sankyo Co Ltd 95,586
95,531 Daikin Industries Ltd 17,139
7,600 Daito Trust Construction Co Ltd 757
348 Daiwa House REIT Investment Corp 713
317,200 *,e Daiwa Securities Group, Inc 1,489
140,686 East Japan Railway Co 7,786
73,400 Eisai Co Ltd 4,169
523,000 ENEOS Holdings, Inc 1,835
20,100 Fast Retailing Co Ltd 4,400
37,800 Fukuoka Financial Group, Inc 727
178,499 GMO Payment Gateway, Inc 15,454
258,500 * Hitachi Construction Machinery Co Ltd 6,025
2,538,564 * Hitachi Ltd 139,521
167,900 Hulic Co Ltd 1,381

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
812 e Hulic Reit, Inc $ 917
36,637 e Idemitsu Kosan Co Ltd 802
4,143,800 Infomart Corp 8,705
161,074 Inpex Holdings, Inc 1,705
8 Invincible Investment Corp 3
371,700 e Japan Elevator Service Holdings Co Ltd 6,067
88,800 e Japan Post Bank Co Ltd 725
345,900 Japan Post Holdings Co Ltd 2,807
49,400 Japan Post Insurance Co Ltd 770
4 Japan Retail Fund Investment Corp 3
204,040 Japan Tobacco, Inc 4,310
443,900 e JGC Corp 5,517
33,673 JSR Corp 797
144,000 Kansai Electric Power Co, Inc 1,402
99,600 Kao Corp 3,877
321,400 KDDI Corp 9,911
142 Kenedix Realty Investment Corp 328
203,700 Mebuki Financial Group Inc 498
763,600 Mitsubishi Electric Corp 9,125
396,573 Mitsubishi Estate Co Ltd 4,717
8,579,400 Mitsubishi UFJ Financial Group, Inc 54,983
88,400 Mitsubishi UFJ Lease & Finance Co Ltd 456
813,400 Mitsui & Co Ltd 25,354
8,350 Mitsui Fudosan Co Ltd 157
1,306 Mitsui Fudosan Logistics Park, Inc 4,582
529,600 Mizuho Financial Group, Inc 7,503
1,250,450 MonotaRO Co Ltd 15,750
308 Mori Hills REIT Investment Corp 343
97,700 MS&AD Insurance Group Holdings Inc 3,028
269,500 Murata Manufacturing Co Ltd 16,425
1,120,900 Nikon Corp 11,507
1,390,000 Nintendo Co Ltd 53,990
136,200 Nippon Paint Co Ltd 1,281
250,900 Nippon Telegraph & Telephone Corp 7,498
28,100 Nitto Denko Corp 1,819
690,400 * Nomura Holdings, Inc 2,662
836 Nomura Real Estate Master Fund, Inc 937
138,395 OJI Paper Co Ltd 548
129,611 Omron Corp 7,586
166,000 Oriental Land Co Ltd 5,684
288,300 ORIX Corp 4,753
565 Orix JREIT, Inc 716
111,900 Osaka Securities Exchange Co Ltd 1,711
167,200 Paltac Corp 6,353
443,700 Panasonic Corp 3,970
1,758,700 Recruit Holdings Co Ltd 48,380
459,200 Resona Holdings, Inc 2,215
51,800 e SBI Holdings, Inc 1,029
149,600 Sekisui House Ltd 3,049
101,000 Seven & I Holdings Co Ltd 4,563
129,500 e Seven Bank Ltd 259
85,998 * SHIFT, Inc 15,382
253,500 Shin-Etsu Chemical Co Ltd 8,229
34,100 * Shinsei Bank Ltd 601
21,600 Shiseido Co Ltd 1,013
91,500 Shizuoka Financial Group, Inc 657
485,300 SMS Co Ltd 11,803
73,700 Sompo Holdings, Inc 2,920
2,194,865 Sony Corp 199,916
3,568 Star Asia Investment Corp 1,475
88,501 Sumitomo Heavy Industries Ltd 2,170

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
42,400 Sumitomo Metal Mining Co Ltd $ 1,622
1,698,501 Sumitomo Mitsui Financial Group, Inc 67,970
74,200 Sumitomo Mitsui Trust Holdings, Inc 2,549
20 Sumitomo Realty & Development Co Ltd 0 ^
118,000 T&D Holdings, Inc 1,462
20,382 Taiyo Nippon Sanso Corp 368
429,200 Takeda Pharmaceutical Co Ltd 14,096
644,897 TechnoPro Holdings, Inc 17,887
415,600 Tokio Marine Holdings, Inc 7,998
9,400 Tokyo Century Corp 314
302,900 * Tokyo Electric Power Co, Inc 1,082
126,900 Tokyo Electron Ltd 15,503
159,900 Tokyo Gas Co Ltd 3,005
272,600 Tokyo Tatemono Co Ltd 3,328
248,701 Toray Industries, Inc 1,423
6,982,710 * Toyota Motor Corp 99,402
518 United Urban Investment Corp 559
TOTAL JAPAN 1,199,407
KOREA, REPUBLIC OF - 1.3%
6,150 Amorepacific Corp 649
1,677 BGF retail Co Ltd 234
6,504 Celltrion Healthcare Co Ltd 303
1,253 * Celltrion Pharm Inc 80
21,814 Celltrion, Inc 2,521
14,631 Cheil Communications, Inc 210
1,756 CJ CheilJedang Corp 440
3,243 CJ Corp 260
11,574 Coway Co Ltd 467
9,749 Dongbu Insurance Co Ltd 561
10,697 Doosan Bobcat, Inc 360
30,794 * Doosan Heavy Industries and Construction Co Ltd 404
10,284 Ecopro BM Co Ltd 1,782
4,571 E-Mart Co Ltd 372
3,365 F&F Co Ltd 362
10,137 GS Holdings Corp 314
66,781 Hana Financial Group, Inc 2,092
15,656 Hankook Tire Co Ltd 419
534 Hanmi Pharm Co Ltd 105
40,212 Hanon Systems 272
22,122 * Hanwha Chemical Corp 913
24,950 * Hanwha Galleria Co Ltd 41
22,691 * HLB, Inc 610
4,515 Honam Petrochemical Corp 663
6,383 Hotel Shilla Co Ltd 401
3,754 * HYBE Co Ltd 548
189,925 Hynix Semiconductor, Inc 12,998
6,230 Hyundai Engineering & Construction Co Ltd 175
3,912 Hyundai Glovis Co Ltd 478
9,505 * Hyundai Heavy Industries 568
3,663 * Hyundai Heavy Industries Co Ltd 283
20,243 Hyundai Merchant Marine Co Ltd 318
1,844 * Hyundai Mipo Dockyard 100
12,976 Hyundai Mobis 2,155
29,392 Hyundai Motor Co 4,182
7,850 Hyundai Motor Co Ltd (2nd Preference) 580
5,030 Hyundai Motor Co Ltd (Preference) 366
3,805 Hyundai Robotics Co Ltd 170
18,324 Hyundai Steel Co 490
4,417 Iljin Materials Co Ltd 235
19,499 Industrial Bank of Korea 152

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
23,739 Kakao Corp $ 1,124
7,256 * Kakao Games Corp 235
10,696 KakaoBank Corp 200
5,467 * Kakaopay Corp 236
20,397 Kangwon Land, Inc 313
165,841 KB Financial Group, Inc 6,057
55,715 Kia Motors Corp 3,477
15,828 Korea Aerospace Industries Ltd 578
20,020 Korea Electric Power Corp 277
2,984 Korea Investment Holdings Co Ltd 127
3,509 Korea Kumho Petrochemical 388
1,875 Korea Zinc Co Ltd 798
13,572 Korean Air Lines Co Ltd 242
6,083 *,g Krafton, Inc 865
23,507 KT&G Corp 1,511
4,789 L&F Co Ltd 1,161
104,921 LG Chem Ltd 57,622
1,638 LG Chem Ltd (Preference) 392
20,613 LG Corp 1,313
18,688 LG Display Co Ltd 237
8,181 LG Electronics, Inc 730
7,513 * LG Energy Solution 3,385
1,957 LG Household & Health Care Ltd 904
1,037 LG Innotek Co Ltd 217
18,388 LG Telecom Ltd 153
2,507 Lotte Shopping Co Ltd 158
14,470 Meritz finance Holdings Co Ltd 431
17,445 Meritz Securities Co Ltd 82
20,553 Mirae Asset Daewoo Co Ltd 102
10,010 Naver Corp 1,569
1,249 NCsoft 358
1,443 g Netmarble Corp 74
4,974 Orion Corp/Republic of Korea 522
21,188 Pan Ocean Co Ltd 95
2,148 * Pearl Abyss Corp 77
15,597 POSCO 4,413
5,760 POSCO Refractories & Environment Co Ltd 1,214
4,467 S1 Corp (Korea) 190
5,199 *,g Samsung Biologics Co Ltd 3,151
18,019 Samsung C&T Corp 1,501
4,278 Samsung Electro-Mechanics Co Ltd 505
2,598,841 Samsung Electronics Co Ltd 128,515
63,293 Samsung Electronics Co Ltd (Preference) 2,634
35,197 * Samsung Engineering Co Ltd 860
6,742 Samsung Fire & Marine Insurance Co Ltd 1,066
136,900 * Samsung Heavy Industries Co Ltd 546
16,764 Samsung Life Insurance Co Ltd 808
26,114 Samsung SDI Co Ltd 14,834
2,592 Samsung SDS Co Ltd 232
4,850 Samsung Securities Co Ltd 119
8,039 SD Biosensor, Inc 131
18,000 Seegene, Inc 345
100,986 Shinhan Financial Group Co Ltd 2,743
4,172 * SK Biopharmaceuticals Co Ltd 203
4,823 * SK Bioscience Co Ltd 268
8,815 SK Holdings Co Ltd 1,175
4,995 *,g SK IE Technology Co Ltd 276
12,171 * SK Innovation Co Ltd 1,686
20,140 * SK Square Co Ltd 618
4,219 SKC Co Ltd 373
10,751 S-Oil Corp 662

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
41,915 Woori Financial Group, Inc $ 369
11,333 Woori Investment & Securities Co Ltd 77
3,960 Yuhan Corp 154
TOTAL KOREA, REPUBLIC OF 294,311
KUWAIT - 0.1%
331,812 Agility Public Warehousing Co KSC 676
91,558 Boubyan Bank KSCP 192
118,410 Gulf Bank KSCP 115
1,288,345 Kuwait Finance House 3,486
134,506 Mabanee Co KPSC 320
520,532 Mobile Telecommunications Co KSC 918
1,572,026 National Bank of Kuwait SAKP 5,423
TOTAL KUWAIT 11,130
LUXEMBOURG - 0.0%
10,399 Reinet Investments S.C.A 213
TOTAL LUXEMBOURG 213
MACAU - 0.0%
281,000 * Galaxy Entertainment Group Ltd 1,880
TOTAL MACAU 1,880
MALAYSIA - 0.1%
137,100 AMMB Holdings BHD 117
197,043 Axiata Group Bhd 135
525,479 Bumiputra-Commerce Holdings BHD 633
877,500 Dialog Group BHD 471
222,300 Digi.Com BHD 219
358,200 Gamuda BHD 332
457,500 Genting BHD 484
610,100 Genting Malaysia BHD 367
109,500 HAP Seng Consolidated BHD 127
47,200 Hong Leong Bank BHD 217
10,600 Hong Leong Credit BHD 43
827,100 IHH Healthcare BHD 1,077
518,100 Inari Amertron BHD 291
522,300 IOI Corp BHD 452
90,730 Kuala Lumpur Kepong BHD 428
374,229 Malayan Banking BHD 727
133,300 * Malaysia Airports Holdings BHD 205
167,400 Maxis BHD 157
362,300 MISC BHD 594
330,150 g MR DIY Group M Bhd 116
14,800 Nestle Malaysia BHD 460
531,800 Petronas Chemicals Group BHD 855
77,700 Petronas Dagangan BHD 376
213,600 Petronas Gas BHD 798
131,080 PPB Group BHD 492
745,200 Press Metal BHD 825
3,274,800 Public Bank BHD 2,972
184,450 QL Resources BHD 243
114,828 RHB Capital BHD 145
593,300 Sime Darby BHD 289
436,400 Sime Darby Plantation BHD 424
87,641 Telekom Malaysia BHD 97
601,700 Tenaga Nasional BHD 1,259
368,400 Top Glove Corp BHD 79
TOTAL MALAYSIA 16,506

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
MEXICO - 0.3%
623,000 Alfa S.A. de C.V. (Class A) $ 395
5,952,500 America Movil SAB de C.V. 6,253
165,000 g Banco del Bajio S.A. 601
3,300,494 * Cemex S.A. de C.V. 1,811
116,520 Coca-Cola Femsa SAB de C.V. 936
96,500 Embotelladoras Arca SAB de C.V. 876
643,600 Fibra Uno Administracion S.A. de C.V. 899
420,300 e Fomento Economico Mexicano S.A. de C.V. 4,007
372,372 Fomento Economico Mexicano SAB de C.V. (ADR) 35,446
40,990 Gruma SAB de C.V. 605
75,900 e Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,477
40,210 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,230
287,500 e Grupo Bimbo S.A. de C.V. (Series A) 1,447
103,000 e Grupo Carso S.A. de C.V. (Series A1) 512
1,008,700 Grupo Financiero Banorte S.A. de C.V. 8,503
154,627 *,e Grupo Financiero Inbursa S.A. 332
660,800 Grupo Mexico S.A. de C.V. (Series B) 3,129
504,800 e Grupo Televisa S.A. 534
27,995 *,e Industrias Penoles S.A. de C.V. 413
313,100 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 660
240,300 Operadora de Sites Mexicanos S.A. de C.V. 238
208,800 Orbia Advance Corp SAB de C.V. 454
41,680 Promotora y Operadora de Infraestructura SAB de C.V. 416
18,917 Southern Copper Corp 1,442
1,126,100 e Wal-Mart de Mexico SAB de C.V. 4,501
TOTAL MEXICO 77,117
NETHERLANDS - 2.5%
44,520 *,g Adyen NV 70,939
299 * Argenx SE 111
18,995 * Argenx SE 7,054
197,166 ASML Holding NV 134,358
46,554 DSM NV 5,509
122,379 g Euronext NV 9,371
203,939 Heineken NV 21,913
8,647,562 ING Groep NV 102,693
251,637 Koninklijke Ahold Delhaize NV 8,597
624,694 Koninklijke KPN NV 2,207
5,662,545 Shell plc 161,375
1,610,146 Universal Music Group NV 40,777
TOTAL NETHERLANDS 564,904
NORWAY - 0.6%
676,678 Aker BP ASA 16,596
3,360,918 Equinor ASA 95,546
193,752 e Gjensidige Forsikring BA 3,168
1,627,987 Norsk Hydro ASA 12,150
TOTAL NORWAY 127,460
PERU - 0.0%
43,400 Cia de Minas Buenaventura S.A. (ADR) (Series B) 355
15,800 Credicorp Ltd 2,092
TOTAL PERU 2,447
PHILIPPINES - 0.1%
358,530 Aboitiz Equity Ventures, Inc 320
651,550 * AC Energy Corp 74
18,120 Ayala Corp 218
1,553,970 Ayala Land, Inc 762
146,120 Bank of the Philippine Islands 276

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
601,150 BDO Unibank, Inc $ 1,426
213,670 International Container Term Services, Inc 839
617,355 JG Summit Holdings (Series B) 545
92,900 Jollibee Foods Corp 383
68,650 Manila Electric Co 394
128,103 Metropolitan Bank & Trust 138
1,350,600 g Monde Nissin Corp 244
6,620 PLDT, Inc 173
5,826,950 Robinsons Retail Holdings, Inc 5,790
18,340 SM Investments Corp 301
2,561,800 SM Prime Holdings 1,550
183,440 Universal Robina 487
TOTAL PHILIPPINES 13,920
POLAND - 0.0%
74,990 *,g Allegro.eu S.A. 512
46,794 Bank Pekao S.A. 931
2,599 Bank Zachodni WBK S.A. 176
979 BRE Bank S.A. 70
4,895 CD Projekt Red S.A. 127
50,847 Cyfrowy Polsat S.A. 198
10,151 *,g Dino Polska S.A. 922
28,509 KGHM Polska Miedz S.A. 810
227 LPP S.A. 504
198,782 * PGE Polska Grupa Energetyczna S.A. 289
142,800 Polski Koncern Naftowy Orlen S.A. 1,927
213,315 Powszechna Kasa Oszczednosci Bank Polski S.A. 1,416
128,588 Powszechny Zaklad Ubezpieczen S.A. 1,047
TOTAL POLAND 8,929
PORTUGAL - 0.1%
899,973 Jeronimo Martins SGPS S.A. 21,125
TOTAL PORTUGAL 21,125
QATAR - 0.1%
453,186 Barwa Real Estate Co 325
237,547 Commercial Bank of Qatar QSC 381
336,905 Industries Qatar QSC 1,207
429,371 Masraf Al Rayan 350
842,860 Mesaieed Petrochemical Holding Co 446
209,681 Ooredoo QSC 542
100,728 Qatar Electricity & Water Co 467
149,929 Qatar Fuel QSC 717
562,002 Qatar Gas Transport Co Ltd 535
72,345 Qatar International Islamic Bank QSC 197
125,390 Qatar Islamic Bank SAQ 615
1,383,088 Qatar National Bank 6,111
TOTAL QATAR 11,893
ROMANIA - 0.0%
103,177 NEPI Rockcastle NV 599
TOTAL ROMANIA 599
RUSSIA - 0.0%
12,672 *,†,e Ozon Holdings plc (ADR) 0 ^
211,169 *,† VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
16,414 ACWA Power Co 617
26,537 Advanced Petrochemical Co 339

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
498,736 Al Rajhi Bank $ 9,818
584,530 Alinma Bank 4,609
55,394 Almarai Co JSC 835
45,440 Arab National Bank 314
4,869 Arabian Internet & Communications Services Co 324
36,897 * Bank AlBilad 394
29,288 Bank Al-Jazira 143
44,680 Banque Saudi Fransi 433
15,458 Bupa Arabia for Cooperative Insurance Co 716
7,502 Dallah Healthcare Co 308
42,226 * Dar Al Arkan Real Estate Development Co 181
47,104 Dr Sulaiman Al Habib Medical Services Group Co 3,667
4,916 Elm Co 581
32,548 * Emaar Economic City 70
83,298 Etihad Etisalat Co 918
13,052 Jarir Marketing Co 568
89,180 * Mobile Telecommunications Co Saudi Arabia 310
43,361 Mouwasat Medical Services Co 2,723
9,150 Nahdi Medical Co 452
377,929 National Commercial Bank 4,628
58,023 * National Industrialization Co 190
93,691 * Rabigh Refining & Petrochemical Co 252
278,346 Riyad Bank 2,216
45,840 SABIC Agri-Nutrients Co 1,563
76,580 Sahara International Petrochemical Co 777
183,273 * Saudi Arabian Mining Co 3,145
537,640 g Saudi Arabian Oil Co 4,634
195,913 Saudi Basic Industries Corp 4,728
70,141 Saudi British Bank 661
191,451 Saudi Electricity Co 1,195
76,816 Saudi Industrial Investment Group 513
98,913 Saudi Investment Bank 439
157,901 * Saudi Kayan Petrochemical Co 511
7,509 * Saudi Research & Marketing Group 395
9,408 Saudi Tadawul Group Holding Co 363
327,988 Saudi Telecom Co 3,508
49,856 Savola Group 372
57,538 Yanbu National Petrochemical Co 648
TOTAL SAUDI ARABIA 59,058
SINGAPORE - 0.5%
607,800 e Ascendas REIT 1,311
491,142 Capitaland Investment Ltd 1,363
72,904 CapitaMall Trust 109
394,000 DBS Group Holdings Ltd 9,795
725,861 e Oversea-Chinese Banking Corp 6,766
478,110 * Sea Ltd (ADR) 41,380
176,500 Singapore Exchange Ltd 1,250
1,569,600 e Singapore Telecommunications Ltd 2,908
961,711 STMicroelectronics NV 51,243
258,216 United Overseas Bank Ltd 5,792
TOTAL SINGAPORE 121,917
SOUTH AFRICA - 0.2%
65,028 Absa Group Ltd 665
20,596 e African Rainbow Minerals Ltd 267
11,381 e Anglo American Platinum Ltd 611
77,798 Aspen Pharmacare Holdings Ltd 804
71,490 e Bid Corp Ltd 1,600
61,191 e Bidvest Group Ltd 871
50,529 Capitec Bank Holdings Ltd 4,789

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
47,893 Clicks Group Ltd $ 692
100,487 * Discovery Holdings Ltd 787
61,972 Exxaro Resources Ltd 648
695,032 e FirstRand Ltd 2,356
73,321 Foschini Ltd 374
188,256 Gold Fields Ltd 2,522
690,375 Growthpoint Properties Ltd 506
107,751 Harmony Gold Mining Co Ltd 447
181,221 e Impala Platinum Holdings Ltd 1,668
13,990 e Kumba Iron Ore Ltd 354
53,160 Mr Price Group Ltd 430
368,152 * MTN Group Ltd 2,637
76,283 MultiChoice Group Ltd 528
46,391 Naspers Ltd (N Shares) 8,596
115,626 Nedbank Group Ltd 1,408
66,021 * Northam Platinum Holdings Ltd 537
1,046,978 Old Mutual Ltd 694
173,339 OUTsurance Group Ltd 340
424,152 g Pepkor Holdings Ltd 411
104,995 Remgro Ltd 793
377,798 Sanlam Ltd 1,196
123,572 e Sasol Ltd 1,670
107,441 Shoprite Holdings Ltd 1,341
614,440 e Sibanye Stillwater Ltd 1,269
680,361 Standard Bank Group Ltd 6,597
140,173 Vodacom Group Pty Ltd 961
207,865 Woolworths Holdings Ltd 746
TOTAL SOUTH AFRICA 50,115
SPAIN - 0.5%
287,054 * Amadeus IT Holding S.A. 19,257
8,883,507 e Banco Bilbao Vizcaya Argentaria S.A. 63,511
3,721,171 CaixaBank S.A. 14,520
789,263 Iberdrola S.A. 9,832
275,366 Industria De Diseno Textil S.A. 9,251
108,528 *,†,e Let's GOWEX S.A. 1
16,859 Merlin Properties Socimi S.A. 148
1,052,287 Telefonica S.A. 4,532
TOTAL SPAIN 121,052
SWEDEN - 0.5%
1,094,721 Assa Abloy AB 26,221
213,159 Boliden AB 8,374
126,224 g Evolution Gaming Group AB 16,911
392,102 * Fastighets AB Balder 1,611
1,954,210 Hexagon AB 22,492
532,161 e Intrum Justitia AB 5,735
1,239,512 Sandvik AB 26,310
26,421 *,e SAS AB 1
1,534,814 *,e Skandinaviska Enskilda Banken AB (Class A) 16,942
TOTAL SWEDEN 124,597
SWITZERLAND - 1.1%
107,753 Alcon, Inc 7,649
103,935 Cie Financiere Richemont S.A. 16,667
4,635 Givaudan S.A. 15,086
181,955 Lonza Group AG. 109,537
413,243 Novartis AG. 37,943
262,152 * On Holding AG. 8,135
10,209 PSP Swiss Property AG. 1,162
9,238 Sonova Holdings AG 2,725

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
53,147 e Straumann Holding AG. $ 7,971
10,209 Swiss Prime Site AG. 849
816,244 UBS Group AG 17,272
71,414 Zurich Insurance Group AG 34,221
TOTAL SWITZERLAND 259,217
TAIWAN - 2.1%
104,000 Accton Technology Corp 1,093
212,000 Acer, Inc 196
33,391 Advantech Co Ltd 408
253,000 ASE Technology Holding Co Ltd 939
177,000 Asia Cement Corp 252
55,000 Asustek Computer, Inc 493
489,800 AU Optronics Corp 298
50,189 Catcher Technology Co Ltd 314
1,870,217 Cathay Financial Holding Co Ltd 2,575
299,671 Chailease Holding Co Ltd 2,204
345,026 Chang Hwa Commercial Bank 197
377,000 Cheng Shin Rubber Industry Co Ltd 453
662,000 China Airlines 426
1,187,844 China Development Financial Holding Corp 491
2,534,000 China Steel Corp 2,574
7,918,000 Chinatrust Financial Holding Co 5,702
819,000 Chunghwa Telecom Co Ltd 3,219
327,000 Compal Electronics, Inc 272
929,727 Dadi Early-Childhood Education Group Ltd 3,573
1,299,000 Delta Electronics, Inc 12,888
2,922,532 E.Sun Financial Holding Co Ltd 2,434
678,000 Eclat Textile Co Ltd 11,070
14,000 eMemory Technology, Inc 862
509,000 Eva Airways Corp 452
78,292 Evergreen Marine Corp Taiwan Ltd 410
779,000 Far Eastern Textile Co Ltd 802
345,000 Far EasTone Telecommunications Co Ltd 853
91,040 Feng TAY Enterprise Co Ltd 579
812,228 First Financial Holding Co Ltd 707
763,000 Formosa Chemicals & Fibre Corp 1,732
244,000 Formosa Petrochemical Corp 682
898,000 Formosa Plastics Corp 2,711
1,621,979 Fubon Financial Holding Co Ltd 3,019
2,469,778 Fuhwa Financial Holdings Co Ltd 1,816
64,797 Giant Manufacturing Co Ltd 377
17,000 Globalwafers Co Ltd 291
958,000 Hon Hai Precision Industry Co, Ltd 3,279
1,934,278 Hota Industrial Manufacturing Co Ltd 4,585
64,000 Hotai Motor Co Ltd 1,351
674,069 Hua Nan Financial Holdings Co Ltd 496
678,145 InnoLux Display Corp 325
172,000 Inventec Co Ltd 181
7,604 Largan Precision Co Ltd 545
148,000 Lite-On Technology Corp 356
542,242 MediaTek, Inc 14,058
2,586,000 Mega Financial Holding Co Ltd 2,803
49,000 Micro-Star International Co Ltd 233
13,400 momo.com, Inc 399
1,035,000 Nan Ya Plastics Corp 2,636
18,000 Nan Ya Printed Circuit Board Corp 169
100,000 Nanya Technology Corp 219
36,000 Nien Made Enterprise Co Ltd 388
45,000 Novatek Microelectronics Corp Ltd 639
149,000 Pegatron Technology Corp 342

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
291,000 * PharmaEssentia Corp $ 4,095
472,000 Pou Chen Corp 485
641,000 Powerchip Semiconductor Manufacturing Corp 700
123,000 President Chain Store Corp 1,090
1,504,000 Prime View International Co Ltd 9,180
207,000 Quanta Computer, Inc 606
35,000 Realtek Semiconductor Corp 447
356,310 Ruentex Development Co Ltd 415
290,791 Shanghai Commercial & Savings Bank Ltd 449
2,791,684 Shin Kong Financial Holding Co Ltd 774
2,673,153 SinoPac Financial Holdings Co Ltd 1,462
99,000 Synnex Technology International Corp 200
797,908 Taishin Financial Holdings Co Ltd 437
457,000 Taiwan Business Bank 202
465,579 Taiwan Cement Corp 557
750,545 Taiwan Cooperative Financial Holding 645
387,000 Taiwan High Speed Rail Corp 385
137,000 Taiwan Mobile Co Ltd 455
19,018,100 Taiwan Semiconductor Manufacturing Co Ltd 333,285
237,482 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 22,091
97,000 Unimicron Technology Corp 473
1,029,000 Uni-President Enterprises Corp 2,433
915,000 United Microelectronics Corp 1,601
70,000 Vanguard International Semiconductor Corp 224
14,000 Voltronic Power Technology Corp 797
562,650 Walsin Lihwa Corp 906
50,810 Wan Hai Lines Ltd 115
25,000 Win Semiconductors Corp 151
221,000 Winbond Electronics Corp 193
20,000 Wiwynn Corp 742
119,640 WPG Holdings Co Ltd 198
26,739 Yageo Corp 466
128,000 Yang Ming Marine Transport 272
49,000 Zhen Ding Technology Holding Ltd 184
TOTAL TAIWAN 487,083
THAILAND - 0.1%
92,400 Advanced Info Service PCL 573
905,500 Airports of Thailand PCL 1,882
1,282,500 Asset World Corp PCL 218
195,500 B Grimm Power PCL 233
792,700 Bangkok Dusit Medical Services PCL 684
1,360,400 Bangkok Expressway & Metro PCL 352
2,158,200 Banpu PCL (Foreign) 683
263,100 Berli Jucker PCL 295
882,490 BTS Group Holdings PCL 184
45,200 Bumrungrad Hospital PCL 299
51,800 Carabao Group PCL 146
454,200 Central Pattana PCL 915
380,275 Central Retail Corp PCL 499
816,900 Charoen Pokphand Foods PCL 507
1,224,900 CP ALL plc 2,230
24,000 Delta Electronics Thai PCL 802
60,400 Electricity Generating PCL 275
354,697 Energy Absolute PCL 789
148,400 Global Power Synergy Co Ltd 296
625,030 Gulf Energy Development PCL 966
1,228,200 Home Product Center PCL 519
356,000 Indorama Ventures PCL 360
240,600 Intouch Holdings PCL (Class F) 521
113,100 JMT Network Services PCL 154

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
44,700 Kasikornbank PCL (Foreign) $ 173
871,900 Krung Thai Bank PCL 421
178,400 Krungthai Card PCL 283
1,969,500 Land and Houses PCL Co Reg 568
662,600 * Minor International PCL 626
68,500 Muangthai Capital PCL 69
310,600 Osotspa PCL 280
338,100 PTT Exploration & Production PCL 1,486
550,500 PTT Global Chemical PCL 738
523,400 PTT Oil & Retail Business PCL 326
2,329,900 PTT PCL 2,160
90,850 Ratch Group PCL 103
184,900 SCB X PCL 556
265,800 SCG Packaging PCL 360
175,000 Siam Cement PCL 1,614
96,500 Srisawad Corp PCL 149
337,602 Thai Oil PCL 519
598,300 Thai Union Group PCL 247
554,926 True Corp PCL 136
TOTAL THAILAND 25,196
TURKEY - 0.0%
228,355 Akbank TAS 202
142,480 Aselsan Elektronik Sanayi Ve Ticaret AS 386
101,630 BIM Birlesik Magazalar AS 789
283,672 * Eregli Demir ve Celik Fabrikalari TAS 525
14,292 Ford Otomotiv Sanayi AS 436
81,798 Haci Omer Sabanci Holding AS 169
233,727 * Hektas Ticaret TAS 330
172,167 KOC Holding AS 688
193,593 Koza Altin Isletmeleri AS 218
8,169 * Pegasus Hava Tasimaciligi AS. 194
95,416 * Sasa Polyester Sanayi AS 500
119,640 * Turk Hava Yollari 741
262,225 Turkcell Iletisim Hizmet AS 439
266,498 * Turkiye Is Bankasi (Series C) 180
31,169 Turkiye Petrol Rafinerileri AS 863
287,049 Turkiye Sise ve Cam Fabrikalari AS 633
225,243 Yapi ve Kredi Bankasi 113
TOTAL TURKEY 7,406
UNITED ARAB EMIRATES - 0.1%
220,827 Abu Dhabi Commercial Bank PJSC 500
110,459 Abu Dhabi Islamic Bank PJSC 300
738,351 Abu Dhabi National Oil Co for Distribution PJSC 840
849,749 Aldar Properties PJSC 1,078
620,222 Dubai Islamic Bank PJSC 885
1,443,557 Emaar Properties PJSC 2,206
144,062 Emirates NBD Bank PJSC 516
745,751 Emirates Telecommunications Group Co PJSC 4,481
705,965 * Multiply Group 624
869,659 National Bank of Abu Dhabi PJSC 3,054
5,358 *,† NMC Health plc 0 ^
409,524 * Q Holding PJSC 283
TOTAL UNITED ARAB EMIRATES 14,767
UNITED KINGDOM - 2.9%
579,471 Allfunds Group PLC 3,840
1,229,919 Ashtead Group plc 75,523
136,726 Associated British Foods plc 3,281
1,235,421 AstraZeneca plc 171,173

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,994,150 Beazley plc $ 14,746
132,749 Big Yellow Group plc 1,914
7,891,965 BP plc 49,881
640,676 British American Tobacco plc 22,458
306,346 British Land Co plc 1,469
95,335 * Coca-Cola European Partners plc (Class A) 5,643
665,717 Compass Group plc 16,730
2,971,182 *,e Darktrace plc 9,440
308,987 Dechra Pharmaceuticals plc 10,116
40,844 Derwent London plc 1,189
1,157,278 Diageo plc 51,649
1,927,917 Electrocomponents plc 21,798
851,306 Fevertree Drinks plc 13,484
204,229 Great Portland Estates plc 1,277
303,496 Informa plc 2,601
212,656 *,g Just Eat Takeaway.com NV 4,058
224,652 Land Securities Group plc 1,725
108,826 * Liberty Global plc (Class A) 2,122
21,684 * Liberty Global plc (Class C) 442
14,759,728 Lloyds TSB Group plc 8,678
142,800 London Stock Exchange Group plc 13,870
6,167,621 Man Group plc 17,968
741,377 National Grid plc 10,029
1,980,655 NatWest Group plc 6,463
32,274 Next plc 2,623
35,830 *,g Pepco Group NV 345
141,779 Reckitt Benckiser Group plc 10,786
243,546 RELX plc 7,888
760,360 RELX plc 24,627
163,382 Safestore Holdings plc 1,918
202,495 Scottish & Southern Energy plc 4,518
263,090 Segro plc 2,506
1,894,292 Standard Chartered plc 14,357
4,683,577 Tesco plc 15,355
1,416,604 *,e THG Holdings Ltd 1,187
5,371,958 Tritax Big Box REIT plc 9,295
410,583 Unilever plc 21,276
5,239,750 Vodafone Group plc 5,780
254,427 WPP plc 3,023
TOTAL UNITED KINGDOM 669,051
UNITED STATES - 61.7%
62,438 3M Co 6,563
447 A.O. Smith Corp 31
1,038,945 Abbott Laboratories 105,204
621,181 AbbVie, Inc 98,998
2,212 Accenture plc 632
2,748 Activision Blizzard, Inc 235
14,782 * Adobe, Inc 5,697
207 Advance Auto Parts, Inc 25
1,354,968 * Advanced Micro Devices, Inc 132,800
464 Aecom Technology Corp 39
2,352 AES Corp 57
41,029 Aflac, Inc 2,647
115,395 Agilent Technologies, Inc 15,964
11,908 Agree Realty Corp 817
10,061 Air Products & Chemicals, Inc 2,890
1,328 * Airbnb, Inc 165
552 * Akamai Technologies, Inc 43
27,262 Albemarle Corp 6,026
547,270 Alcoa Corp 23,292

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
63,931 Alexandria Real Estate Equities, Inc $ 8,029
50,026 * Align Technology, Inc 16,716
310 Allegion plc 33
437,373 Alliant Energy Corp 23,356
931 Allstate Corp 103
1,058 Ally Financial, Inc 27
60,150 * Alnylam Pharmaceuticals, Inc 12,049
1,693,570 * Alphabet, Inc (Class A) 175,674
2,008,284 * Alphabet, Inc (Class C) 208,862
1,275,924 * Altimmune, Inc 5,384
323,791 Altria Group, Inc 14,448
2,765,813 * Amazon.com, Inc 285,681
5,231 Amcor plc 60
277 AMERCO 14
279,892 Ameren Corp 24,180
317,411 American Electric Power Co, Inc 28,881
244,799 American Express Co 40,380
249 American Financial Group, Inc 30
291,724 American Homes 4 Rent 9,175
599,720 American International Group, Inc 30,202
88,066 American Tower Corp 17,995
677 American Water Works Co, Inc 99
92,508 Americold Realty Trust 2,632
73,023 Ameriprise Financial, Inc 22,382
66,467 AmerisourceBergen Corp 10,642
172,056 Ametek, Inc 25,005
136,958 Amgen, Inc 33,110
2,089 Amphenol Corp (Class A) 171
1,788 Analog Devices, Inc 353
1,654 Annaly Capital Management, Inc 32
306 * Ansys, Inc 102
3,069,593 * Antero Resources Corp 70,877
42,125 Aon plc 13,282
1,127 APA Corp 41
1,406 Apollo Global Management, Inc 89
5,428,639 d Apple, Inc 895,183
3,020 Applied Materials, Inc 371
31,204 * Aptiv plc 3,501
906 ARAMARK Holdings Corp 32
302,168 * Arch Capital Group Ltd 20,508
1,929 Archer-Daniels-Midland Co 154
548 Ares Management Corp 46
858 * Arista Networks, Inc 144
215 * Arrow Electronics, Inc 27
740 Arthur J. Gallagher & Co 142
102 * Aspen Technology, Inc 23
186 Assurant, Inc 22
1,953,694 AT&T, Inc 37,609
524 * Atlassian Corp 90
494 Atmos Energy Corp 55
758 * Autodesk, Inc 158
1,456 Automatic Data Processing, Inc 324
1,816 * AutoZone, Inc 4,464
47,618 AvalonBay Communities, Inc 8,003
2,368 * Avantor, Inc 50
284 Avery Dennison Corp 51
237 * Axon Enterprise, Inc 53
10,026 Baker Hughes Co 289
1,103 Ball Corp 61
1,416,497 Bank of America Corp 40,512
589,544 Bank of New York Mellon Corp 26,789

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
790 Bath & Body Works, Inc $ 29
63,502 Baxter International, Inc 2,576
54,047 Becton Dickinson & Co 13,379
757 Bentley Systems, Inc 33
363,955 * Berkshire Hathaway, Inc (Class B) 112,378
25,517 Best Buy Co, Inc 1,997
327 * Bill.Com Holdings, Inc 27
27,016 * Biogen, Inc 7,511
655 * BioMarin Pharmaceutical, Inc 64
12,007 * Bio-Rad Laboratories, Inc (Class A) 5,752
550 Bio-Techne Corp 41
549 * Black Knight, Inc 32
38,901 BlackRock, Inc 26,029
142,242 Blackstone, Inc 12,495
1,887 * Block, Inc 130
385,697 * Boeing Co 81,934
6,344 * Booking Holdings, Inc 16,827
465 Booz Allen Hamilton Holding Co 43
824 BorgWarner, Inc 40
23,986 Boston Properties, Inc 1,298
1,967,057 * Boston Scientific Corp 98,412
1,774,549 Bristol-Myers Squibb Co 122,994
314,709 Broadcom, Inc 201,898
413 Broadridge Financial Solutions, Inc 61
846 Brown & Brown, Inc 49
1,088 Brown-Forman Corp (Class B) 70
525 Bunge Ltd 50
74,434 * Burlington Stores, Inc 15,043
2,768 Cabot Oil & Gas Corp 68
963 * Cadence Design Systems, Inc 202
760 * Caesars Entertainment, Inc 37
413 Camden Property Trust 43
737 Campbell Soup Co 40
2,049 Capital One Financial Corp 197
922 Cardinal Health, Inc 70
182 Carlisle Cos, Inc 41
825 Carlyle Group, Inc 26
559 * CarMax, Inc 36
74,346 *,e Carnival Corp 755
1,475,909 Carrier Global Corp 67,523
100,034 * Catalent, Inc 6,573
469,973 Caterpillar, Inc 107,549
373 CBOE Global Markets, Inc 50
1,109 * CBRE Group, Inc 81
265,195 CDW Corp 51,684
203,978 Celanese Corp (Series A) 22,211
109,348 * Centene Corp 6,912
623,511 Centerpoint Energy, Inc 18,369
485 * Ceridian HCM Holding, Inc 35
693 CF Industries Holdings, Inc 50
414 CH Robinson Worldwide, Inc 41
14,966 * Charles River Laboratories International, Inc 3,020
518,204 Charles Schwab Corp 27,144
50,887 * Charter Communications, Inc 18,198
210,906 Cheniere Energy, Inc 33,239
13,490 e Chesapeake Energy Corp 1,026
374,349 Chevron Corp 61,079
247 *,e Chewy, Inc 9
3,442 * Chipotle Mexican Grill, Inc (Class A) 5,880
317,208 Chubb Ltd 61,595
856 Church & Dwight Co, Inc 76

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
122,774 Cigna Corp $ 31,372
524 Cincinnati Financial Corp 59
321 Cintas Corp 148
14,422 Cisco Systems, Inc 754
66,099 Citigroup, Inc 3,099
218,574 Citizens Financial Group, Inc 6,638
820 * Clarivate Analytics plc 8
17,921 * Cleveland-Cliffs, Inc 328
25,157 Clorox Co 3,981
908 * Cloudflare, Inc 56
99,960 CME Group, Inc 19,144
1,019 CMS Energy Corp 63
2,805,749 Coca-Cola Co 174,041
608 Cognex Corp 30
1,804 Cognizant Technology Solutions Corp (Class A) 110
444 *,e Coinbase Global, Inc 30
198,789 Colgate-Palmolive Co 14,939
1,017,153 Comcast Corp (Class A) 38,560
239,179 ConAgra Brands, Inc 8,984
677,494 ConocoPhillips 67,214
1,246 Consolidated Edison, Inc 119
59,661 Constellation Brands, Inc (Class A) 13,477
87,012 Constellation Energy Corp 6,830
173 Cooper Cos, Inc 65
1,505 * Copart, Inc 113
494,927 Corebridge Financial, Inc 7,929
2,821 Corning, Inc 99
1,547,271 Corteva, Inc 93,316
1,428 * CoStar Group, Inc 98
363,586 Costco Wholesale Corp 180,655
8,801 * Coty, Inc 106
717 * Crowdstrike Holdings, Inc 98
183,377 Crown Castle International Corp 24,543
919,507 Crown Holdings, Inc 76,052
93,271 CSL Ltd 18,064
449,785 CSX Corp 13,467
13,460 Cummins, Inc 3,215
299,298 CVS Health Corp 22,241
246,047 Danaher Corp 62,014
31,994 Darden Restaurants, Inc 4,964
564 * Darling International, Inc 33
872 * Datadog, Inc 63
158 * DaVita, Inc 13
161,929 Deere & Co 66,857
910 Dell Technologies, Inc 37
214,171 * Delta Air Lines, Inc 7,479
25,758 Dentsply Sirona, Inc 1,012
2,181 Devon Energy Corp 110
201,257 * Dexcom, Inc 23,382
641,270 Diamondback Energy, Inc 86,680
42,634 Digital Realty Trust, Inc 4,191
191,604 Discover Financial Services 18,938
56,113 * DISH Network Corp (Class A) 524
711 * DocuSign, Inc 41
147,342 Dollar General Corp 31,010
67,517 * Dollar Tree, Inc 9,692
557,995 Dominion Energy, Inc 31,197
124 Domino's Pizza, Inc 41
822 * DoorDash, Inc 52
493 Dover Corp 75
124,689 Dow, Inc 6,835

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
1,149 DR Horton, Inc $ 112
967 * Dropbox, Inc 21
680 DTE Energy Co 74
149,667 Duke Energy Corp 14,438
708,708 DuPont de Nemours, Inc 50,864
842 * Dynatrace, Inc 36
423 Eastman Chemical Co 36
309,616 Eaton Corp 53,050
179,869 eBay, Inc 7,981
44,917 Ecolab, Inc 7,435
95,149 Edison International 6,717
299,463 * Edwards Lifesciences Corp 24,775
1,288 * Elanco Animal Health, Inc 12
969 Electronic Arts, Inc 117
92,989 Elevance Health, Inc 42,757
227,414 Eli Lilly & Co 78,098
2,076 Emerson Electric Co 181
477 * Enphase Energy, Inc 100
523 Entegris, Inc 43
2,790 Entergy Corp 301
242,771 EOG Resources, Inc 27,829
202 * EPAM Systems, Inc 60
1,168 EQT Corp 37
430 Equifax, Inc 87
10,006 Equinix, Inc 7,215
953,590 Equitable Holdings, Inc 24,212
153,486 Equity Lifestyle Properties, Inc 10,303
97,933 Equity Residential 5,876
76 Erie Indemnity Co (Class A) 18
875 Essential Utilities Inc 38
16,466 Essex Property Trust, Inc 3,444
82,132 Estee Lauder Cos (Class A) 20,242
8,335 * Etsy, Inc 928
52,002 Everest Re Group Ltd 18,618
807 Evergy, Inc 49
1,223 Eversource Energy 96
80,200 * Exact Sciences Corp 5,438
166,204 Exelon Corp 6,962
28,543 * Expedia Group, Inc 2,770
559 Expeditors International of Washington, Inc 62
31,102 Extra Space Storage, Inc 5,067
2,777,221 Exxon Mobil Corp 304,550
212 * F5 Networks, Inc 31
133 Factset Research Systems, Inc 55
87 * Fair Isaac Corp 61
2,010 Fastenal Co 108
4,215 FedEx Corp 963
116,158 Ferguson plc 15,357
730 Ferguson plc 98
912 Fidelity National Financial Inc 32
2,083 Fidelity National Information Services, Inc 113
774,724 Fifth Third Bancorp 20,639
7,976 First Citizens Bancshares, Inc (Class A) 7,761
1,789 First Horizon National Corp 32
602 e First Republic Bank 8
337 * First Solar, Inc 73
776,713 FirstEnergy Corp 31,115
582,609 * Fiserv, Inc 65,852
246 * FleetCor Technologies, Inc 52
24,896 Flowserve Corp 846
443 FMC Corp 54
13,869 Ford Motor Co 175

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
2,331 * Fortinet, Inc $ 155
491,358 Fortive Corp 33,496
452 Fortune Brands Home & Security, Inc 27
1,063 Fox Corp (Class A) 36
477 Fox Corp (Class B) 15
1,050 Franklin Resources, Inc 28
3,357,362 Freeport-McMoRan, Inc (Class B) 137,350
94,444 Gaming and Leisure Properties, Inc 4,917
538 * Garmin Ltd 54
277 * Gartner, Inc 90
100,849 * GE HealthCare Technologies, Inc 8,273
2,059 Gen Digital, Inc 35
224 * Generac Holdings, Inc 24
819 General Dynamics Corp 187
3,836 General Electric Co 367
65,585 General Mills, Inc 5,605
4,989 General Motors Co 183
496 Genuine Parts Co 83
477,312 Gilead Sciences, Inc 39,603
87,194 Global Payments, Inc 9,176
134,723 Globe Life, Inc 14,822
545 * GoDaddy, Inc 42
32,873 Goldman Sachs Group, Inc 10,753
591 Graco, Inc 43
302,274 GSK plc 5,341
1,113,819 Haleon plc 4,425
341,545 Halliburton Co 10,806
1,117 Hartford Financial Services Group, Inc 78
464 Hasbro, Inc 25
77,848 HCA Healthcare, Inc 20,527
28,324 Healthcare Realty Trust, Inc 547
160,714 Healthpeak Properties Inc 3,531
152 HEICO Corp 26
259 HEICO Corp (Class A) 35
477 * Henry Schein, Inc 39
516 Hershey Co 131
176,547 Hess Corp 23,364
4,517 Hewlett Packard Enterprise Co 72
477 HF Sinclair Corp 23
949 Hilton Worldwide Holdings, Inc 134
39,384 * Hologic, Inc 3,178
553,160 Home Depot, Inc 163,249
709,799 Honeywell International, Inc 135,657
113,540 * Horizon Therapeutics Plc 12,392
1,054 Hormel Foods Corp 42
165,907 Host Hotels and Resorts, Inc 2,736
1,308 Howmet Aerospace, Inc 55
3,532 HP, Inc 104
183,466 Hubbell, Inc 44,639
162 * HubSpot, Inc 69
15,445 Humana, Inc 7,498
5,067 Huntington Bancshares, Inc 57
42,835 Huntington Ingalls 8,868
265 IDEX Corp 61
31,939 * IDEXX Laboratories, Inc 15,972
35,654 Illinois Tool Works, Inc 8,680
84,141 * Illumina, Inc 19,567
664 * Incyte Corp 48
57,374 Independence Realty Trust, Inc 920
769,114 Ingersoll Rand, Inc 44,747
13,394 e Innovative Industrial Properties, Inc 1,018
244 * Insulet Corp 78

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
14,489 Intel Corp $ 473
254,651 Intercontinental Exchange Group, Inc 26,558
3,174 International Business Machines Corp 416
895 International Flavors & Fragrances, Inc 82
1,186 International Paper Co 43
196,776 Interpublic Group of Cos, Inc 7,328
937 Intuit, Inc 418
123,270 * Intuitive Surgical, Inc 31,492
1,158 Invesco Ltd 19
56,273 Invitation Homes, Inc 1,757
41,932 * IQVIA Holdings, Inc 8,340
1,026 Iron Mountain, Inc 54
283,258 iShares MSCI Canada Index Fund 9,682
69,164 e iShares MSCI South Korea Index Fund 4,234
374 J.M. Smucker Co 59
255 Jack Henry & Associates, Inc 38
444 Jacobs Solutions, Inc 52
221 * Jazz Pharmaceuticals plc 32
4,656 JB Hunt Transport Services, Inc 817
163,700 JBS S.A. 576
682,171 Johnson & Johnson 105,736
2,411 Johnson Controls International plc 145
1,331,054 JPMorgan Chase & Co 173,450
1,637,112 Juniper Networks, Inc 56,349
899 Kellogg Co 60
1,329,799 Keurig Dr Pepper, Inc 46,915
3,303 Keycorp 41
627 * Keysight Technologies, Inc 101
20,421 Kilroy Realty Corp 662
85,054 Kimberly-Clark Corp 11,416
2,185 Kimco Realty Corp 43
31,166 Kinder Morgan, Inc 546
30,533 KKR & Co, Inc 1,604
172,379 KLA Corp 68,808
538 Knight-Swift Transportation Holdings, Inc 30
282,384 Kraft Heinz Co 10,920
200,006 Kroger Co 9,874
668 L3Harris Technologies, Inc 131
312 Laboratory Corp of America Holdings 72
479 Lam Research Corp 254
505 Lamb Weston Holdings, Inc 53
153,941 * Las Vegas Sands Corp 8,844
251 Lear Corp 35
13,071 * Legend Biotech Corp (ADR) 630
457 Leidos Holdings, Inc 42
894 Lennar Corp (Class A) 94
111 Lennox International, Inc 28
425 * Liberty Broadband Corp (Class C) 35
694 * Liberty Media Group (Class C) 52
147 * Liberty SiriusXM Group (Class A) 4
528 * Liberty SiriusXM Group (Class C) 15
393,685 Linde plc 138,375
176,400 Linde plc 62,700
607 * Live Nation, Inc 42
891 LKQ Corp 51
828 Lockheed Martin Corp 391
773 Loews Corp 45
96,662 Lowe's Companies, Inc 19,329
280 LPL Financial Holdings, Inc 57
1,196 *,e Lucid Group, Inc 10
119,268 * Lululemon Athletica, Inc 43,436
915 LyondellBasell Industries NV 86

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
155,746 M&T Bank Corp $ 18,623
2,230 Marathon Oil Corp 53
244,123 Marathon Petroleum Corp 32,915
47 * Markel Corp 60
132 MarketAxess Holdings, Inc 52
16,726 Marriott International, Inc (Class A) 2,777
113,463 Marsh & McLennan Cos, Inc 18,897
218 Martin Marietta Materials, Inc 77
2,994 Marvell Technology, Inc 130
792 Masco Corp 39
179 * Masimo Corp 33
429,374 Mastercard, Inc (Class A) 156,039
988 * Match Group, Inc 38
880 McCormick & Co, Inc 73
633,813 McDonald's Corp 177,220
69,357 McKesson Corp 24,695
1,629 e Medical Properties Trust, Inc 13
228,468 Medtronic plc 18,419
1,343,460 Merck & Co, Inc 142,931
1,556,734 * Meta Platforms, Inc 329,934
252,039 Metlife, Inc 14,603
565 * Mettler-Toledo International, Inc 865
1,086 MGM Resorts International 48
1,931 Microchip Technology, Inc 162
3,817 Micron Technology, Inc 230
3,236,201 Microsoft Corp 932,997
24,908 Mid-America Apartment Communities, Inc 3,762
47,272 * Moderna, Inc 7,260
172 * Mohawk Industries, Inc 17
205 * Molina Healthcare, Inc 55
633 Molson Coors Brewing Co (Class B) 33
663,138 Mondelez International, Inc 46,234
243 * MongoDB, Inc 57
157 Monolithic Power Systems, Inc 79
1,833,420 * Monster Beverage Corp 99,023
579 Moody's Corp 177
1,354,703 Morgan Stanley 118,943
1,195 Mosaic Co 55
587 Motorola Solutions, Inc 168
2,877 MSCI, Inc (Class A) 1,610
1,207 Nasdaq Inc 66
52,173 National Storage Affiliates Trust 2,180
596,811 Nestle S.A. 72,769
763 NetApp, Inc 49
264,370 * Netflix, Inc 91,335
328 * Neurocrine Biosciences, Inc 33
1,277 Newell Brands Inc 16
112,220 Newmont Goldcorp Corp 5,501
1,607 News Corp (Class A) 28
785,346 NextEra Energy, Inc 60,534
968,877 Nike, Inc (Class B) 118,823
1,426 NiSource, Inc 40
20,894 * Noble Corp plc 825
180 Nordson Corp 40
813 Norfolk Southern Corp 172
695 Northern Trust Corp 61
131,003 Northrop Grumman Corp 60,487
293 * Novocure Ltd 18
64,986 NRG Energy, Inc 2,228
32,949 Nucor Corp 5,090
1,558,900 NVIDIA Corp 433,016
10 * NVR, Inc 56

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
237,123 Occidental Petroleum Corp $ 14,804
536 * Okta, Inc 46
330 Old Dominion Freight Line 112
716 Omnicom Group, Inc 68
1,518 * ON Semiconductor Corp 125
8,437 ONEOK, Inc 536
1,028,343 Oracle Corp 95,554
4,849 * O'Reilly Automotive, Inc 4,117
88,338 Otis Worldwide Corp 7,456
878 Ovintiv, Inc 32
34,905 Owens Corning, Inc 3,344
1,831 PACCAR, Inc 134
324 Packaging Corp of America 45
5,907 * Palantir Technologies, Inc 50
480,741 * Palo Alto Networks, Inc 96,023
6,000 Parade Technologies Ltd 208
97,326 Paramount Global (Class B) 2,171
168,208 Parker-Hannifin Corp 56,536
1,139 Paychex, Inc 130
179 * Paycom Software, Inc 54
146 * Paylocity Holding Corp 29
216,824 * PayPal Holdings, Inc 16,466
35,034 PBF Energy, Inc 1,519
11,836 * Peloton Interactive, Inc 134
695 Pentair plc 38
5,000 * Penumbra, Inc 1,393
327,278 PepsiCo, Inc 59,663
59,183 * Performance Food Group Co 3,571
444 PerkinElmer, Inc 59
471,147 Permian Resources Corp 4,947
909,890 Pfizer, Inc 37,123
383,882 *,b PG&E Corp 6,207
282,225 Philip Morris International, Inc 27,446
65,798 Phillips 66 6,671
29,688 * Pinterest, Inc 810
141,622 Pioneer Natural Resources Co 28,925
1,645 *,e Plug Power, Inc 19
111,531 PNC Financial Services Group, Inc 14,176
137 Pool Corp 47
825 PPG Industries, Inc 110
2,584 PPL Corp 72
859 Principal Financial Group 64
1,393,389 Procter & Gamble Co 207,183
243,294 Progressive Corp 34,806
290,900 Prologis, Inc 36,296
1,292 Prudential Financial, Inc 107
392 * PTC, Inc 50
1,752 Public Service Enterprise Group, Inc 109
36,277 Public Storage, Inc 10,961
805 Pulte Homes, Inc 47
34,750 * QIAGEN NV 1,583
356 * Qorvo, Inc 36
3,936 QUALCOMM, Inc 502
502 Quanta Services, Inc 84
401 Quest Diagnostics, Inc 57
679 Raymond James Financial, Inc 63
710,191 Raytheon Technologies Corp 69,549
54,818 Realty Income Corp 3,471
134,774 Regency Centers Corp 8,245
36,158 * Regeneron Pharmaceuticals, Inc 29,710
3,281 Regions Financial Corp 61
3,308 Reliance Steel & Aluminum Co 849

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
186 * Repligen Corp $ 31
777 Republic Services, Inc 105
514 Resmed, Inc 113
376,309 Rexford Industrial Realty, Inc 22,447
1,133 *,e Rivian Automotive, Inc 18
382 Robert Half International, Inc 31
1,254 * ROBLOX Corp 56
179,279 Roche Holding AG. 51,228
11,490 Rockwell Automation, Inc 3,372
8,297 * Roku, Inc 546
736 Rollins, Inc 28
66,092 Roper Technologies, Inc 29,126
36,551 Ross Stores, Inc 3,879
36,693 * Royal Caribbean Cruises Ltd 2,396
1,240 Royalty Pharma plc 45
452 RPM International, Inc 39
65,737 S&P Global, Inc 22,664
110,849 Sabra Healthcare REIT, Inc 1,275
846,959 * Salesforce, Inc 169,205
365,612 Sanofi-Aventis 39,661
60,000 * Sarepta Therapeutics, Inc 8,270
61,343 SBA Communications Corp 16,015
261,499 Schlumberger Ltd 12,840
344,783 Schneider Electric S.A. 57,621
689 e Seagate Technology Holdings plc 46
489 * Seagen, Inc 99
129,748 Sealed Air Corp 5,957
401 SEI Investments Co 23
73,069 Sempra Energy 11,045
539 Sensata Technologies Holding plc 27
305,082 * ServiceNow, Inc 141,778
45,165 Sherwin-Williams Co 10,152
120,889 Simon Property Group, Inc 13,536
2,742 e Sirius XM Holdings, Inc 11
562 Skyworks Solutions, Inc 66
4,002 e SL Green Realty Corp 94
3,848 * Snap, Inc 43
187 Snap-On, Inc 46
786 * Snowflake, Inc 121
196 * SolarEdge Technologies, Inc 60
126,526 Southern Co 8,804
542 Southwest Airlines Co 18
572 * Splunk, Inc 55
795 SS&C Technologies Holdings, Inc 45
16,187 Stanley Black & Decker, Inc 1,304
248,427 Starbucks Corp 25,869
1,288 State Street Corp 97
43,351 Steel Dynamics, Inc 4,901
351 STERIS plc 67
418,040 Stryker Corp 119,338
75,804 Sun Communities, Inc 10,679
1,587 Synchrony Financial 46
204,380 * Synopsys, Inc 78,942
57,687 SYSCO Corp 4,455
784 T Rowe Price Group, Inc 88
589 * Take-Two Interactive Software, Inc 70
756 Targa Resources Investments, Inc 55
503,715 Target Corp 83,430
166,396 TE Connectivity Ltd 21,823
165 * Teledyne Technologies, Inc 74
165 Teleflex, Inc 42

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
547 Teradyne, Inc $ 59
52,617 Terreno Realty Corp 3,399
1,177,527 * Tesla, Inc 244,290
3,186 Texas Instruments, Inc 593
21 Texas Pacific Land Corp 36
733 Textron, Inc 52
113,138 Thermo Fisher Scientific, Inc 65,209
282,558 TJX Companies, Inc 22,141
275,146 * T-Mobile US, Inc 39,852
799 * Toast, Inc 14
366 Toro Co 41
388 Tractor Supply Co 91
1,563 * Trade Desk, Inc 95
389 Tradeweb Markets, Inc 31
252,298 *,e Traeger, Inc 1,037
259,636 Trane Technologies plc 47,768
181 TransDigm Group, Inc 133
677 TransUnion 42
823 Travelers Cos, Inc 141
864 * Trimble Inc 45
4,659 Truist Financial Corp 159
618 * Twilio, Inc 41
146 * Tyler Technologies, Inc 52
28,118 Tyson Foods, Inc (Class A) 1,668
5,252 * Uber Technologies, Inc 166
1,142 UDR, Inc 47
696 UGI Corp 24
20,333 * Ulta Beauty, Inc 11,095
760,637 Union Pacific Corp 153,086
108,461 United Parcel Service, Inc (Class B) 21,040
124,151 United Rentals, Inc 49,134
160 * United Therapeutics Corp 36
452,470 UnitedHealth Group, Inc 213,833
878 *,e Unity Software, Inc 28
236 Universal Health Services, Inc (Class B) 30
4,956 US Bancorp 179
5,621 Vail Resorts, Inc 1,313
796,243 Valero Energy Corp 111,155
766,455 Vanguard Emerging Markets ETF 30,965
50,000 e Vanguard FTSE Developed Markets ETF 2,258
25,052 * Veeva Systems, Inc 4,604
123,518 Ventas, Inc 5,354
335 * VeriSign, Inc 71
549 Verisk Analytics, Inc 105
862,373 Verizon Communications, Inc 33,538
43,612 * Vertex Pharmaceuticals, Inc 13,741
32,173 VF Corp 737
4,287 Viatris, Inc 41
195,080 VICI Properties, Inc 6,363
857,988 Visa, Inc (Class A) 193,442
88,364 Vistra Energy Corp 2,121
745 * VMware, Inc (Class A) 93
166,315 e Voya Financial, Inc 11,885
467 Vulcan Materials Co 80
153,464 W.R. Berkley Corp 9,555
104,251 W.W. Grainger, Inc 71,809
2,582 Walgreens Boots Alliance, Inc 89
1,013,352 Walmart, Inc 149,419
1,144,535 * Walt Disney Co 114,602
435,259 * Warner Bros Discovery, Inc 6,572
42,220 Washington REIT 754

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
903 Waste Connections, Inc $ 126
1,441 Waste Management, Inc 235
209 * Waters Corp 65
615 Webster Financial Corp 24
1,107 WEC Energy Group, Inc 105
3,974,766 Wells Fargo & Co 148,577
74,698 Welltower, Inc 5,355
260 West Pharmaceutical Services, Inc 90
1,116 * Western Digital Corp 42
235,441 Westinghouse Air Brake Technologies Corp 23,794
117,650 Westlake Chemical Corp 13,645
35,730 WestRock Co 1,089
130,863 Weyerhaeuser Co 3,943
192 Whirlpool Corp 25
4,277 Williams Cos, Inc 128
380 Willis Towers Watson plc 88
437 * Wolfspeed, Inc 28
706 * Workday, Inc 146
730 WP Carey, Inc 57
12,186 * Wynn Resorts Ltd 1,364
38,987 Xcel Energy, Inc 2,629
633 Xylem, Inc 66
430,704 * YETI Holdings, Inc 17,228
110,682 Yum! Brands, Inc 14,619
181 * Zebra Technologies Corp (Class A) 58
551 * Zillow Group, Inc (Class C) 24
127,484 Zimmer Biomet Holdings, Inc 16,471
156,699 Zoetis, Inc 26,081
776 * Zoom Video Communications, Inc 57
911 * ZoomInfo Technologies, Inc 22
303 * Zscaler, Inc 35
TOTAL UNITED STATES 14,258,228
TOTAL COMMON STOCKS 22,715,476
(Cost $20,053,095)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 1
TOTAL AUSTRALIA 1
BRAZIL - 0.0%
5,784 Localiza Rent a Car S.A. 15
TOTAL BRAZIL 15
TOTAL RIGHTS/WARRANTS 16
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.6%
$ 25,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/06/23 24,991
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/05/23 9,997
10,000,000 FHLB 0 .000 04/14/23 9,986
25,000,000 FHLB 0 .000 04/24/23 24,934
9,000,000 FHLB 0 .000 05/17/23 8,950

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 FHLB 0 .000% 05/24/23 $ 9,936
25,000,000 FHLB 0 .000 06/09/23 24,783
25,000,000 FHLB 0 .000 06/12/23 24,773
TOTAL GOVERNMENT AGENCY DEBT 138,350
REPURCHASE AGREEMENT - 1.0%
217,445,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 217,445
TOTAL REPURCHASE AGREEMENT 217,445
TREASURY DEBT - 0.0%
5,000,000 United States Treasury Bill 0 .000 04/04/23 4,999
TOTAL TREASURY DEBT 4,999
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
CERTIFICATE OF DEPOSIT - 0.0%
2,500,000 Australia and New Zealand Banking Group 5 .420 04/05/23 2,500
1,000,000 Australia and New Zealand Banking Group 5 .070 02/28/24 1,000
2,500,000 Canadian Imperial Bank of Commerce 5 .520 06/02/23 2,500
1,500,000 Canadian Imperial Bank of Commerce 5 .560 08/09/23 1,500
500,000 Canadian Imperial Bank of Commerce 5 .250 09/22/23 500
750,000 Canadian Imperial Bank of Commerce 5 .270 10/23/23 750
2,000,000 Credit Agricole S.A. 5 .500 05/03/23 2,000
1,000,000 ING US Funding LLC 5 .290 09/29/23 1,000
2,500,000 Llodys Bank PLC 5 .530 05/08/23 2,500
1,500,000 Mizuho Bank Ltd 5 .620 04/26/23 1,500
1,000,000 Mizuho Bank Ltd 5 .010 08/24/23 1,000
1,000,000 MUFG Bank Ltd 5 .080 07/18/23 1,000
1,000,000 MUFG Bank Ltd 5 .000 09/08/23 1,000
1,000,000 National Australia Bank Ltd 5 .310 11/30/23 1,000
1,000,000 National Australia Bank Ltd 5 .020 12/01/23 1,000
1,000,000 National Australia Bank Ltd 5 .070 03/06/24 1,000
1,500,000 Nordea Bank Abp 5 .490 06/07/23 1,500
2,000,000 Nordea Bank Abp 5 .070 06/23/23 2,000
1,000,000 Royal Bank of Canada 5 .520 03/27/24 1,000
2,000,000 Skandinaviska Enskilda Banken AB 5 .440 04/20/23 2,000
1,500,000 Skandinaviska Enskilda Banken AB 5 .510 04/28/23 1,500
1,500,000 Skandinaviska Enskilda Banken AB 5 .260 09/25/23 1,500
1,000,000 Skandinaviska Enskilda Banken AB 5 .290 10/03/23 1,000
6,365,000 Svenska Handelsbanken AB 4 .770 04/03/23 6,365
TOTAL CERTIFICATE OF DEPOSIT 38,615
REPURCHASE AGREEMENT - 0.8%
5,000,000 s Calyon 4 .800 04/03/23 5,000
5,000,000 t Calyon 4 .820 04/03/23 5,000
5,000,000 u Citigroup 4 .800 04/03/23 5,000
10,000,000 v Citigroup 4 .830 04/03/23 10,000
15,000,000 w Deutsche Bank 4 .800 04/03/23 15,000
35,000,000 x JP Morgan 4 .800 04/03/23 35,000
10,000,000 y Merrill Lynch 4 .800 04/03/23 10,000
10,000,000 z Merrill Lynch 4 .820 04/03/23 10,000
20,000,000 aa Nomura 4 .800 04/03/23 20,000
20,000,000 ab Royal Bank of Scotland 4 .790 04/03/23 20,000
5,000,000 ac Royal Bank of Scotland 4 .820 04/06/23 5,000
19,000,000 ad Societe Generale 4 .810 04/03/23 19,000

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 ae Societe Generale 4 .800% 04/06/23 $ 1,000
TOTAL REPURCHASE AGREEMENT 160,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 198,615
TOTAL SHORT-TERM INVESTMENTS 559,409
(Cost $559,342)
TOTAL INVESTMENTS - 100.8% 23,274,915
(Cost $20,612,453)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (174,650)
NET ASSETS - 100.0% $23,100,265
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $223,335,532.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $217,445,000 on 4/3/23, collateralized by Government Agency
Securities, with coupon rates 0.250%–3.125% and maturity dates 7/31/25–8/15/25, valued at $221,794,061.
s Agreement with Calyon, 4.800% dated 3/31/23 to be repurchased at $5,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 2/15/26, valued at $10,200,016.
t Agreement with Calyon, 4.820% dated 3/31/23 to be repurchased at $5,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 2/15/26, valued at $10,200,016.
u Agreement with Citigroup, 4.800% dated 3/31/23 to be repurchased at $5,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.125%–6.250% and maturity dates 5/15/30–11/15/30, valued at $5,100,069.
v Agreement with Citigroup, 4.830% dated 3/31/23 to be repurchased at $10,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
1.250%–4.500% and maturity dates 7/31/23–3/20/51, valued at $10,200,008.
w Agreement with Deutsche Bank, 4.800% dated 3/31/23 to be repurchased at $15,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 8/24/23, valued at $15,300,027.
x Agreement with JP Morgan, 4.800% dated 3/31/23 to be repurchased at $35,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate
5.000% and maturity date 11/1/52, valued at $35,700,002.
y Agreement with Merrill Lynch, 4.800% dated 3/31/23 to be repurchased at $10,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.375%–4.250% and maturity dates 9/15/24–7/15/27, valued at $20,400,103.
z Agreement with Merrill Lynch, 4.820% dated 3/31/23 to be repurchased at $10,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.375%–4.250% and maturity dates 9/15/24–7/15/27, valued at $20,400,103.
aa Agreement with Nomura, 4.800% dated 3/31/23 to be repurchased at $20,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates
0.000%–2.750% and maturity dates 4/25/23–8/15/32, valued at $20,400,054.
ab Agreement with Royal Bank of Scotland, 4.790% dated 3/31/23 to be repurchased at $20,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates 1.625%–6.750% and maturity dates 8/15/26–5/15/51, valued at $20,400,030.
ac Agreement with Royal Bank of Scotland, 4.820% dated 3/31/23 to be repurchased at $5,000,000 on 4/6/23, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/39, valued at $5,100,005.
ad Agreement with Societe Generale, 4.810% dated 3/31/23 to be repurchased at $19,000,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 3/21/24, valued at $19,380,040.
ae Agreement with Societe Generale, 4.800% dated 3/31/23 to be repurchased at $1,000,000 on 4/6/23, collateralized by Government Agency Securities, with coupon rate
2.250% and maturity date 8/15/46, valued at $1,020,009.

CREF Global Equities Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
Futures contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
ICE US mini MSCI EAFE Index Futures 785 06/16/23  $ 78,809 $ 82,288 $ 3,478
S&P 500 E Mini Index 947 06/16/23 184,376 195,922 11,547
Total 1,732  $ 263,185  $ 278,210  $ 15,025

CREF Growth Account March 31, 2023
Portfolio of Investments
(unaudited)

See Notes to Portfolio of Investments
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.7%
2,380,623 * Tesla, Inc $ 493,884
TOTAL AUTOMOBILES & COMPONENTS 493,884
CAPITAL GOODS - 4.0%
1,765,631 * Boeing Co 375,073
3,925,419 Carrier Global Corp 179,588
660,339 Deere & Co 272,641
2,372,365 Raytheon Technologies Corp 232,325
537,820 Safran S.A. 79,617
TOTAL CAPITAL GOODS 1,139,244
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,524,207 Experian Group Ltd 50,188
521,256 Verisk Analytics, Inc 100,008
1,368,546 Waste Connections, Inc 190,324
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 340,520
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.6%
1,197,758 * Alibaba Group Holding Ltd (ADR) 122,387
15,564,426 * Amazon.com, Inc 1,607,649
613,735 * Burlington Stores, Inc 124,036
1,680,852 * Coupang, Inc 26,894
157,007 Kering 102,436
1,971,750 TJX Companies, Inc 154,506
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION &
RETAIL 2,137,908
CONSUMER DURABLES & APPAREL - 1.2%
437,039 Essilor International S.A. 78,808
1,555,456 Nike, Inc (Class B) 190,761
9,782,100 Prada S.p.A 69,366
TOTAL CONSUMER DURABLES & APPAREL 338,935
CONSUMER SERVICES - 4.7%
277,179 * Booking Holdings, Inc 735,192
50,569 * Chipotle Mexican Grill, Inc (Class A) 86,386
364,642 * Flutter Entertainment plc 65,797
6,362,572 * Las Vegas Sands Corp 365,530
711,783 Starbucks Corp 74,118
TOTAL CONSUMER SERVICES 1,327,023
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
1,269,895 Costco Wholesale Corp 630,973
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 630,973
ENERGY - 2.5%
2,013,170 ConocoPhillips 199,727
2,875,181 EOG Resources, Inc 329,582
535,485 Pioneer Natural Resources Co 109,367
519,922 Valero Energy Corp 72,581
TOTAL ENERGY 711,257
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
358,706 American Tower Corp 73,298
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(REITS) 73,298
FINANCIAL SERVICES - 8.5%
35,298 *,g Adyen NV 56,245

CREF Growth Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
328,752 American Express Co $ 54,228
1,112,108 Charles Schwab Corp 58,252
850,494 * Fiserv, Inc 96,131
8,050,962 * Grab Holdings Ltd. 24,233
1,464,591 e iShares Russell 1000 Growth Index Fund 357,844
2,113,677 Mastercard, Inc (Class A) 768,131
1,540,124 * PayPal Holdings, Inc 116,957
319,497 S&P Global, Inc 110,153
3,364,122 Visa, Inc (Class A) 758,475
TOTAL FINANCIAL SERVICES 2,400,649
FOOD, BEVERAGE & TOBACCO - 3.6%
5,133,712 Davide Campari-Milano NV 62,641
9,205,364 * Monster Beverage Corp 497,182
2,501,543 PepsiCo, Inc 456,031
TOTAL FOOD, BEVERAGE & TOBACCO 1,015,854
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
466,961 * Align Technology, Inc 156,030
3,561,254 * Dexcom, Inc 413,747
490,361 Elevance Health, Inc 225,473
1,470,818 * Intuitive Surgical, Inc 375,750
1,298,076 UnitedHealth Group, Inc 613,458
782,031 * Veeva Systems, Inc 143,729
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,928,187
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
898,906 Estee Lauder Cos (Class A) 221,544
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 221,544
INSURANCE - 0.3%
1,598,264 American International Group, Inc 80,489
TOTAL INSURANCE 80,489
MATERIALS - 2.0%
4,748,971 Corteva, Inc 286,410
787,930 Linde plc 280,062
TOTAL MATERIALS 566,472
MEDIA & ENTERTAINMENT - 8.5%
5,993,925 * Alphabet, Inc (Class A) 621,750
5,955,380 * Alphabet, Inc (Class C) 619,359
1,323,812 * Match Group, Inc 50,821
3,569,882 * Meta Platforms, Inc 756,601
441,357 NetEase, Inc (ADR) 39,034
128,753 * Netflix, Inc 44,482
1,230,259 * ROBLOX Corp 55,337
2,780,500 Tencent Holdings Ltd 135,881
659,814 * Walt Disney Co 66,067
TOTAL MEDIA & ENTERTAINMENT 2,389,332
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
1,187,996 AbbVie, Inc 189,331
555,159 Amgen, Inc 134,210
3,475,748 AstraZeneca plc (ADR) 241,252
2,557,080 * Avantor, Inc 54,057
1,211,604 Eli Lilly & Co 416,089
811,823 Gilead Sciences, Inc 67,357
510,081 * Horizon Therapeutics Plc 55,670
568,212 * Illumina, Inc 132,138
455,472 Novo Nordisk AS 72,338

CREF Growth Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
780,232 Novo Nordisk AS (ADR) $ 124,166
1,693,873 Zoetis, Inc 281,928
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,768,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
2,510,686 * Advanced Micro Devices, Inc 246,072
1,755,061 Applied Materials, Inc 215,574
893,038 Broadcom, Inc 572,920
160,921 Lam Research Corp 85,307
1,073,543 Marvell Technology, Inc 46,484
329,656 Monolithic Power Systems, Inc 165,006
4,146,609 NVIDIA Corp 1,151,804
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 2,483,167
SOFTWARE & SERVICES - 19.6%
258,899 Accenture plc 73,996
621,293 * Atlassian Corp 106,347
361,825 * Crowdstrike Holdings, Inc 49,664
635,142 * DocuSign, Inc 37,029
192,634 * EPAM Systems, Inc 57,598
913,091 Intuit, Inc 407,083
10,468,335 Microsoft Corp 3,018,021
1,483,623 Oracle Corp 137,858
2,044,320 * Palo Alto Networks, Inc 408,332
3,911,570 * Qualtrics International, Inc 69,743
240,229 Roper Technologies, Inc 105,867
1,676,139 * Salesforce, Inc 334,859
682,122 * ServiceNow, Inc 316,996
837,883 * Synopsys, Inc 323,632
448,865 * Workday, Inc 92,709
TOTAL SOFTWARE & SERVICES 5,539,734
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
12,458,411 Apple, Inc 2,054,392
1,031,190 * Arista Networks, Inc 173,096
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,227,488
TRANSPORTATION - 1.3%
5,873,380 * Uber Technologies, Inc 186,186
907,402 Union Pacific Corp 182,624
TOTAL TRANSPORTATION 368,810
TOTAL COMMON STOCKS 28,183,304
(Cost $27,310,271)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 25,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/06/23 24,991
2,300,000 Federal Home Loan Bank (FHLB) 0 .000 05/19/23 2,287
6,000,000 FHLB 0 .000 06/09/23 5,948
5,000,000 FHLB 0 .000 06/12/23 4,954
TOTAL GOVERNMENT AGENCY DEBT 38,180

CREF Growth Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
Cost amounts are in thousands.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
REPURCHASE AGREEMENT - 0.2%
$ 57,945,000 r Fixed Income Clearing Corp (FICC) 4 .810% 04/03/23 $ 57,945
TOTAL REPURCHASE AGREEMENT 57,945
TREASURY DEBT - 0.0%
4,700,000 United States Treasury Bill 0 .000 04/04/23 4,700
TOTAL TREASURY DEBT 4,700
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
45,418,436 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .840 45,418
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 45,418
TOTAL SHORT-TERM INVESTMENTS 146,243
(Cost $146,225)
TOTAL INVESTMENTS - 100.3% 28,329,547
(Cost $27,456,496)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (94,246)
NET ASSETS - 100.0% $28,235,301
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $70,980,308.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $57,945,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $59,104,011.

CREF Equity Index Account March 31, 2023
Portfolio of Investments
(unaudited)

See Notes to Portfolio of Investments
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.9%
49,971 * Adient plc $ 2,047
60,325 * American Axle & Manufacturing Holdings, Inc 471
137,792 * Aptiv plc 15,459
115,559 BorgWarner, Inc 5,675
43,545 *,e Canoo, Inc 28
94,328 *,e Cenntro Electric Group Ltd 43
76,541 Dana Inc 1,152
12,642 * Dorman Products, Inc 1,090
86,619 *,e Fisker, Inc 532
2,003,548 Ford Motor Co 25,245
23,054 * Fox Factory Holding Corp 2,798
715,901 General Motors Co 26,259
119,427 Gentex Corp 3,347
18,149 * Gentherm, Inc 1,096
104,434 * Goodyear Tire & Rubber Co 1,151
67,182 Harley-Davidson, Inc 2,551
12,667 LCI Industries, Inc 1,392
27,234 Lear Corp 3,799
61,192 *,e Lordstown Motors Corp 41
274,188 *,e Lucid Group, Inc 2,204
122,392 *,e Luminar Technologies, Inc 794
6,489 * Modine Manufacturing Co 150
13,147 * Motorcar Parts of America, Inc 98
2,538 Patrick Industries, Inc 175
111,576 *,e QuantumScape Corp 913
266,811 *,e Rivian Automotive, Inc 4,130
29,093 *,e Solid Power, Inc 88
11,405 Standard Motor Products, Inc 421
20,247 * Stoneridge, Inc 379
1,307,374 * Tesla, Inc 271,228
29,413 Thor Industries, Inc 2,342
12,140 * Visteon Corp 1,904
17,654 Winnebago Industries, Inc 1,019
67,449 *,e Workhorse Group, Inc 90
9,934 * XPEL, Inc 675
TOTAL AUTOMOBILES & COMPONENTS 380,786
BANKS - 3.4%
4,682 1st Source Corp 202
4,331 e ACNB Corp 141
7,212 Amalgamated Financial Corp 128
12,491 Amerant Bancorp Inc 272
5,882 American National Bankshares, Inc 186
38,500 Ameris Bancorp 1,408
9,208 Arrow Financial Corp 229
63,489 Associated Banc-Corp 1,142
42,326 Atlantic Union Bankshares Corp 1,484
31,941 * Axos Financial, Inc 1,179
31,112 Banc of California, Inc 390
10,077 Bancfirst Corp 837
3,732 e Bank First Corp 275
3,554,851 Bank of America Corp 101,669
23,380 e Bank of Hawaii Corp 1,218
7,728 Bank of Marin Bancorp 169
25,484 Bank of NT Butterfield & Son Ltd 688
58,249 Bank OZK 1,992
50,841 BankUnited 1,148
18,925 Banner Corp 1,029

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
11,016 Bar Harbor Bankshares $ 291
6,589 Baycom Corp 113
7,362 BCB Bancorp, Inc 97
26,834 Berkshire Hills Bancorp, Inc 672
13,432 * Blue Foundry Bancorp 128
8,721 Blue Ridge Bankshares, Inc 89
15,941 BOK Financial Corp 1,346
10,571 * Bridgewater Bancshares, Inc 115
38,089 Brookline Bancorp, Inc 400
6,436 Business First Bancshares, Inc 110
5,576 Byline Bancorp, Inc 121
107,871 Cadence BanCorp 2,239
2,502 Cambridge Bancorp 162
19,741 Camden National Corp 714
4,609 Capital Bancorp, Inc 77
9,158 Capital City Bank Group, Inc 268
33,828 Capitol Federal Financial 228
5,956 Capstar Financial Holdings, Inc 90
14,623 * Carter Bankshares, Inc 205
25,721 Cathay General Bancorp 888
21,511 Central Pacific Financial Corp 385
984,592 Citigroup, Inc 46,167
9,568 Citizens & Northern Corp 205
251,872 Citizens Financial Group, Inc 7,649
4,775 City Holding Co 434
7,262 Civista Bancshares, Inc 123
9,772 CNB Financial Corp 188
5,328 * Coastal Financial Corp 192
8,393 Colony Bankcorp Inc 86
109,266 Columbia Banking System, Inc 2,340
17,061 * Columbia Financial, Inc 312
69,667 Comerica, Inc 3,025
55,801 Commerce Bancshares, Inc 3,256
29,222 Community Bank System, Inc 1,534
16,516 Community Trust Bancorp, Inc 627
21,722 ConnectOne Bancorp, Inc 384
2,974 *,e CrossFirst Bankshares, Inc 31
31,366 Cullen/Frost Bankers, Inc 3,304
19,196 * Customers Bancorp, Inc 355
45,531 CVB Financial Corp 759
19,153 Dime Community Bancshares, Inc 435
17,266 Eagle Bancorp, Inc 578
71,752 East West Bancorp, Inc 3,982
94,260 Eastern Bankshares, Inc 1,190
15,393 Enact Holdings, Inc 352
6,481 Enterprise Bancorp, Inc 204
16,077 Enterprise Financial Services Corp 717
7,477 Equity Bancshares, Inc 182
3,546 Esquire Financial Holdings, Inc 139
6,206 e Farmers & Merchants Bancorp, Inc 151
18,150 Farmers National Banc Corp 229
13,107 FB Financial Corp 407
351,476 Fifth Third Bancorp 9,363
10,211 Financial Institutions, Inc 197
114,850 First Bancorp 1,312
15,371 First Bancorp 546
6,485 First Bancorp, Inc 168
6,018 First Bancshares, Inc 155
7,950 First Bank 80
26,747 First Busey Corp 544
4,107 First Business Financial Services, Inc 125

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
5,426 First Citizens Bancshares, Inc (Class A) $ 5,280
52,091 First Commonwealth Financial Corp 647
12,139 First Community Bancshares, Inc 304
47,775 First Financial Bancorp 1,040
70,877 First Financial Bankshares, Inc 2,261
505 First Financial Corp 19
19,660 First Foundation, Inc 146
71,845 First Hawaiian, Inc 1,482
250,188 First Horizon National Corp 4,448
4,089 First Internet Bancorp 68
43,798 First Interstate Bancsystem, Inc 1,308
29,933 First Merchants Corp 986
7,120 First Mid-Illinois Bancshares, Inc 194
15,462 First of Long Island Corp 209
66,915 e First Republic Bank 936
4,047 * First Western Financial, Inc 80
6,452 Five Star Bancorp 138
4,145 Flushing Financial Corp 62
157,037 FNB Corp 1,822
80,429 Fulton Financial Corp 1,112
7,652 * FVCBankcorp, Inc 81
5,087 German American Bancorp, Inc 170
63,141 Glacier Bancorp, Inc 2,653
1,871 Great Southern Bancorp, Inc 95
1,346 Guaranty Bancshares, Inc 37
47,878 Hancock Whitney Corp 1,743
23,963 Hanmi Financial Corp 445
16,668 HarborOne Northeast Bancorp, Inc 203
13,408 Heartland Financial USA, Inc 514
25,661 Heritage Commerce Corp 214
22,188 Heritage Financial Corp 475
35,248 Hilltop Holdings, Inc 1,046
997 e Hingham Institution for Savings 233
4,264 Home Bancorp, Inc 141
81,882 Home Bancshares, Inc 1,778
15,022 HomeStreet, Inc 270
13,541 HomeTrust Bancshares, Inc 333
59,403 Hope Bancorp, Inc 583
2,709 Horizon Bancorp 30
728,267 Huntington Bancshares, Inc 8,157
17,558 Independent Bank Corp 312
25,003 Independent Bank Corp 1,641
20,253 Independent Bank Group, Inc 939
29,344 International Bancshares Corp 1,256
5,837 e John Marshall Bancorp, Inc 126
1,474,342 JPMorgan Chase & Co 192,121
8,268 Kearny Financial Corp 67
490,546 Keycorp 6,142
9,106 Lakeland Bancorp, Inc 142
13,317 Lakeland Financial Corp 834
14,926 Live Oak Bancshares, Inc 364
89,764 M&T Bank Corp 10,733
19,210 Macatawa Bank Corp 196
1,529 Mercantile Bank Corp 47
20,574 Meta Financial Group, Inc 854
10,190 Metrocity Bankshares, Inc 174
4,420 *,e Metropolitan Bank Holding Corp 150
7,348 Mid Penn Bancorp, Inc 188
10,800 Midland States Bancorp, Inc 231
7,821 MidWestOne Financial Group, Inc 191
5,369 MVB Financial Corp 111

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
19,324 National Bank Holdings Corp $ 647
21,431 NBT Bancorp, Inc 722
306,919 New York Community Bancorp, Inc 2,775
6,480 * Nicolet Bankshares, Inc 409
3,442 Northeast Bank 116
5,388 Northfield Bancorp, Inc 63
62,279 e Northwest Bancshares, Inc 749
12,012 OceanFirst Financial Corp 222
33,903 OFG Bancorp 846
133,138 Old National Bancorp 1,920
21,667 Old Second Bancorp, Inc 305
11,057 Origin Bancorp, Inc 355
5,318 Orrstown Financial Services, Inc 106
51,153 Pacific Premier Bancorp, Inc 1,229
55,834 e PacWest Bancorp 543
7,855 Park National Corp 931
5,178 e Parke Bancorp, Inc 92
5,966 PCB Bancorp 86
267 Peapack Gladstone Financial Corp 8
4,697 Peoples Bancorp, Inc 121
5,712 Peoples Financial Services Corp 248
41,191 Pinnacle Financial Partners, Inc 2,272
206,542 PNC Financial Services Group, Inc 26,251
38,321 Popular, Inc 2,200
8,859 Preferred Bank 486
20,188 Premier Financial Corp 418
8,140 Primis Financial Corp 78
41,648 Prosperity Bancshares, Inc 2,562
6,589 Provident Bancorp Inc 45
12,289 Provident Financial Services, Inc 236
8,729 QCR Holdings, Inc 383
9,265 RBB Bancorp 144
2,235 Red River Bancshares Inc 107
482,164 Regions Financial Corp 8,949
30,881 Renasant Corp 944
6,104 Republic Bancorp, Inc (Class A) 259
34,776 *,e Republic First Bancorp, Inc 47
13,081 S&T Bancorp, Inc 411
22,606 Sandy Spring Bancorp, Inc 587
34,531 Seacoast Banking Corp of Florida 818
24,631 ServisFirst Bancshares, Inc 1,346
9,123 Shore Bancshares, Inc 130
8,919 Sierra Bancorp 154
55,218 Simmons First National Corp (Class A) 966
5,382 SmartFinancial, Inc 125
5,202 South Plains Financial Inc 111
38,442 South State Corp 2,739
4,079 * Southern First Bancshares, Inc 125
4,139 Southern Missouri Bancorp, Inc 155
10,544 Southside Bancshares, Inc 350
23,920 Stellar Bancorp, Inc 589
11,262 Stock Yards Bancorp, Inc 621
6,101 e Summit Financial Group, Inc 127
74,250 Synovus Financial Corp 2,289
27,678 * Texas Capital Bancshares, Inc 1,355
35,393 * The Bancorp, Inc 986
6,549 *,e Third Coast Bancshares, Inc 103
7,201 Tompkins Financial Corp 477
34,516 Towne Bank 920
19,212 Trico Bancshares 799
10,668 Triumph Bancorp, Inc 619

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
686,348 Truist Financial Corp $ 23,404
2,656 TrustCo Bank Corp NY 85
34,442 Trustmark Corp 851
23,900 UMB Financial Corp 1,379
68,198 United Bankshares, Inc 2,401
48,352 United Community Banks, Inc 1,360
5,426 Univest Financial Corp 129
692,843 US Bancorp 24,977
218,557 Valley National Bancorp 2,019
22,054 Veritex Holdings, Inc 403
25,531 Washington Federal, Inc 769
3,676 Washington Trust Bancorp, Inc 127
85,391 Webster Financial Corp 3,366
1,941,252 Wells Fargo & Co 72,564
21,097 WesBanco, Inc 648
11,970 e West Bancorporation, Inc 219
13,352 Westamerica Bancorporation 591
50,142 Western Alliance Bancorp 1,782
31,127 Wintrust Financial Corp 2,271
37,346 WSFS Financial Corp 1,405
81,460 Zions Bancorporation 2,438
TOTAL BANKS 693,077
CAPITAL GOODS - 6.4%
66,252 * 3D Systems Corp 710
282,839 3M Co 29,729
66,416 A.O. Smith Corp 4,593
21,498 Aaon, Inc 2,079
11,925 * AAR Corp 651
16,749 Acuity Brands, Inc 3,061
31,531 Advanced Drainage Systems, Inc 2,655
65,914 Aecom Technology Corp 5,558
39,078 * Aerojet Rocketdyne Holdings, Inc 2,195
12,268 * Aerovironment, Inc 1,124
8,143 * AerSale Corp 140
29,823 AGCO Corp 4,032
38,532 Air Lease Corp 1,517
5,157 Alamo Group, Inc 950
16,794 Albany International Corp (Class A) 1,501
44,803 Allegion plc 4,782
6,739 Allied Motion Technologies, Inc 260
34,500 Allison Transmission Holdings, Inc 1,561
10,745 Alta Equipment Group, Inc 170
13,776 * Ameresco, Inc 678
10,171 * American Woodmark Corp 530
115,682 Ametek, Inc 16,812
98,441 * API Group Corp 2,213
13,802 Apogee Enterprises, Inc 597
21,181 Applied Industrial Technologies, Inc 3,010
63,826 *,e Archer Aviation, Inc 183
26,444 Arcosa, Inc 1,669
10,471 Argan, Inc 424
20,887 Armstrong World Industries, Inc 1,488
69,116 * Array Technologies, Inc 1,512
15,250 Astec Industries, Inc 629
73,791 *,e Astra Space, Inc 31
15,755 * Astronics Corp 210
20,918 * Atkore International Group, Inc 2,939
35,579 * Axon Enterprise, Inc 8,000
60,195 * AZEK Co, Inc 1,417
13,571 AZZ, Inc 560

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
30,289 *,e Babcock & Wilcox Enterprises, Inc $ 184
25,595 Barnes Group, Inc 1,031
22,560 * Beacon Roofing Supply, Inc 1,328
19,926 *,e Blink Charging Co 172
75,992 * Bloom Energy Corp 1,515
3,946 * Blue Bird Corp 81
4,896 * BlueLinx Holdings, Inc 333
280,403 * Boeing Co 59,566
21,496 Boise Cascade Co 1,360
13,313 e Brookfield Business Corp 264
73,255 * Builders FirstSource, Inc 6,504
40,627 BWX Technologies, Inc 2,561
8,469 Cadre Holdings, Inc 182
14,163 e Caesarstone Sdot-Yam Ltd 58
25,553 Carlisle Cos, Inc 5,777
422,437 Carrier Global Corp 19,326
264,446 Caterpillar, Inc 60,516
120,169 *,e ChargePoint Holdings, Inc 1,258
17,096 * Chart Industries, Inc 2,144
12,045 * CIRCOR International, Inc 375
14,727 Columbus McKinnon Corp 547
14,357 Comfort Systems USA, Inc 2,096
11,212 * Construction Partners Inc 302
18,969 * Core & Main, Inc 438
21,581 Crane Holdings Co 2,449
7,468 CSW Industrials, Inc 1,038
70,319 Cummins, Inc 16,798
19,563 Curtiss-Wright Corp 3,448
30,728 *,e Custom Truck One Source, Inc 209
44,985 *,e Decarbonization Plus Acquisition Corp 37
137,405 Deere & Co 56,732
62,846 *,e Desktop Metal, Inc 145
63,211 Donaldson Co, Inc 4,130
16,771 Douglas Dynamics, Inc 535
73,026 Dover Corp 11,096
8,048 * Ducommun, Inc 440
11,117 * DXP Enterprises, Inc 299
16,954 * Dycom Industries, Inc 1,588
200,939 Eaton Corp 34,429
24,435 EMCOR Group, Inc 3,973
287,390 Emerson Electric Co 25,043
8,964 Encore Wire Corp 1,661
24,905 * Energy Recovery, Inc 574
12,892 *,e Energy Vault Holdings, Inc 28
32,971 Enerpac Tool Group Corp 841
25,301 EnerSys 2,198
55,762 *,e Enovix Corp 831
11,263 EnPro Industries, Inc 1,170
21,428 Esab Corp 1,266
13,003 ESCO Technologies, Inc 1,241
41,349 *,e ESS Tech, Inc 57
63,155 * Evoqua Water Technologies Corp 3,140
297,190 Fastenal Co 16,030
32,884 Federal Signal Corp 1,783
71,435 Flowserve Corp 2,429
18,242 *,e Fluence Energy, Inc 369
77,505 * Fluor Corp 2,396
173,487 Fortive Corp 11,827
67,350 Fortune Brands Home & Security, Inc 3,955
20,104 Franklin Electric Co, Inc 1,892
21,243 *,e FTC Solar, Inc 48

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
176,294 *,e FuelCell Energy, Inc $ 502
30,738 * Gates Industrial Corp plc 427
12,741 GATX Corp 1,402
31,919 * Generac Holdings, Inc 3,448
122,239 General Dynamics Corp 27,896
548,443 General Electric Co 52,431
17,907 * Gibraltar Industries, Inc 868
9,938 Global Industrial Co 267
21,710 * GMS, Inc 1,257
12,385 Gorman-Rupp Co 310
85,810 Graco, Inc 6,265
95,580 GrafTech International Ltd 465
24,972 Granite Construction, Inc 1,026
44,924 * Great Lakes Dredge & Dock Corp 244
19,838 Greenbrier Cos, Inc 638
20,793 Griffon Corp 666
17,554 H&E Equipment Services, Inc 776
21,061 * Hayward Holdings, Inc 247
21,280 HEICO Corp 3,640
38,786 HEICO Corp (Class A) 5,271
16,194 Helios Technologies, Inc 1,059
13,619 Herc Holdings, Inc 1,551
41,915 Hexcel Corp 2,861
32,149 Hillenbrand, Inc 1,528
69,001 * Hillman Solutions Corp 581
339,115 Honeywell International, Inc 64,812
178,854 Howmet Aerospace, Inc 7,578
27,556 Hubbell, Inc 6,705
22,109 * Hudson Technologies, Inc 193
17,459 Huntington Ingalls 3,614
20,974 * Hydrofarm Holdings Group, Inc 36
63,978 *,e Hyliion Holdings Corp 127
7,224 Hyster-Yale Materials Handling, Inc 360
37,542 IDEX Corp 8,673
5,334 * IES Holdings, Inc 230
154,080 Illinois Tool Works, Inc 37,511
210,036 Ingersoll Rand, Inc 12,220
3,056 Insteel Industries, Inc 85
39,987 ITT, Inc 3,451
41,873 * Janus International Group, Inc 413
45,832 * JELD-WEN Holding, Inc 580
16,888 John Bean Technologies Corp 1,846
349,702 Johnson Controls International plc 21,059
5,348 Kadant, Inc 1,115
15,070 Kaman Corp 344
45,625 Kennametal, Inc 1,258
66,946 * Kratos Defense & Security Solutions, Inc 902
96,156 L3Harris Technologies, Inc 18,870
4,456 * Lawson Products, Inc 203
16,699 Lennox International, Inc 4,196
28,514 Lincoln Electric Holdings, Inc 4,822
5,950 Lindsay Corp 899
115,233 Lockheed Martin Corp 54,474
17,575 Luxfer Holdings plc 297
22,630 * Manitowoc Co, Inc 387
56,422 *,e Markforged Holding Corp 54
107,444 Masco Corp 5,342
13,395 * Masonite International Corp 1,216
32,416 * Mastec, Inc 3,061
67,350 * Masterbrand, Inc 541
38,365 Maxar Technologies, Inc 1,959

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
8,494 McGrath RentCorp $ 793
96,446 MDU Resources Group, Inc 2,940
30,340 * Mercury Systems, Inc 1,551
87,434 *,e Microvast Holdings, Inc 108
27,681 * Middleby Corp 4,058
7,280 Miller Industries, Inc 257
14,585 Moog, Inc (Class A) 1,469
43,932 * MRC Global, Inc 427
19,273 MSC Industrial Direct Co (Class A) 1,619
28,683 Mueller Industries, Inc 2,108
85,916 Mueller Water Products, Inc (Class A) 1,198
6,055 * MYR Group, Inc 763
3,534 National Presto Industries, Inc 255
15,496 * NEXTracker, Inc 562
109,431 *,e Nikola Corp 132
28,439 Nordson Corp 6,321
73,996 Northrop Grumman Corp 34,165
6,891 * Northwest Pipe Co 215
78,206 * NOW, Inc 872
16,026 *,e NuScale Power Corp 146
5,211 * NV5 Global Inc 542
74,858 nVent Electric plc 3,214
2,354 Omega Flex, Inc 262
33,865 Oshkosh Corp 2,817
206,243 Otis Worldwide Corp 17,407
47,520 Owens Corning, Inc 4,552
258,963 PACCAR, Inc 18,956
14,228 Park Aerospace Corp 191
64,796 Parker-Hannifin Corp 21,779
12,058 * Parsons Corp 539
88,369 Pentair plc 4,884
36,380 * PGT Innovations, Inc 913
274,975 *,e Plug Power, Inc 3,223
7,077 Powell Industries, Inc 301
1,801 Preformed Line Products Co 231
28,783 Primoris Services Corp 710
15,505 * Proto Labs, Inc 514
16,969 Quanex Building Products Corp 365
71,936 Quanta Services, Inc 11,987
748,163 Raytheon Technologies Corp 73,268
13,498 * RBC Bearings, Inc 3,141
32,418 Regal-Beloit Corp 4,562
82,950 * Resideo Technologies, Inc 1,516
8,757 REV Group, Inc 105
109,316 *,e Rocket Lab USA, Inc 442
58,884 Rockwell Automation, Inc 17,280
15,224 Rush Enterprises, Inc (Class A) 831
6,895 e Rush Enterprises, Inc (Class B) 413
38,910 * Sarcos Technology and Robotics Corp 18
80,042 Sensata Technologies Holding plc 4,004
81,772 * Shoals Technologies Group, Inc 1,864
18,886 Shyft Group, Inc 430
19,894 Simpson Manufacturing Co, Inc 2,181
24,415 * SiteOne Landscape Supply, Inc 3,342
25,706 Snap-On, Inc 6,347
59,911 Spirit Aerosystems Holdings, Inc (Class A) 2,069
23,935 * SPX Technologies, Inc 1,689
4,143 Standex International Corp 507
77,790 Stanley Black & Decker, Inc 6,268
73,460 *,e Stem, Inc 417
18,886 * Sterling Construction Co, Inc 715

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
109,516 * Sunrun, Inc $ 2,207
10,075 Tennant Co 690
35,787 Terex Corp 1,731
13,596 Textainer Group Holdings Ltd 437
104,739 Textron, Inc 7,398
24,419 * Thermon Group Holdings 609
35,263 Timken Co 2,882
27,553 * Titan International, Inc 289
11,613 * Titan Machinery, Inc 354
51,928 Toro Co 5,772
19,490 * TPI Composites, Inc 254
115,072 Trane Technologies plc 21,171
3,856 * Transcat Inc 345
25,511 TransDigm Group, Inc 18,803
63,333 * Trex Co, Inc 3,082
42,805 Trinity Industries, Inc 1,043
28,650 Triton International Ltd 1,811
32,779 * Triumph Group, Inc 380
27,269 * Tutor Perini Corp 168
26,618 UFP Industries, Inc 2,115
34,882 United Rentals, Inc 13,805
78,474 * Univar Solutions Inc 2,749
10,628 Valmont Industries, Inc 3,393
7,860 * Vectrus, Inc 312
7,828 Veritiv Corp 1,058
154,466 Vertiv Holdings Co 2,210
12,845 * Vicor Corp 603
57,371 *,e View, Inc 29
96,965 *,e Virgin Galactic Holdings, Inc 393
22,246 W.W. Grainger, Inc 15,323
2,535 Wabash National Corp 62
17,942 e Watsco, Inc 5,708
12,667 Watts Water Technologies, Inc (Class A) 2,132
19,299 WESCO International, Inc 2,982
90,345 Westinghouse Air Brake Technologies Corp 9,130
105,633 * WillScot Mobile Mini Holdings Corp 4,952
30,482 Woodward Inc 2,968
17,318 *,e Xometry, Inc 259
89,028 Xylem, Inc 9,321
65,462 Zurn Water Solutions Corp 1,398
TOTAL CAPITAL GOODS 1,314,355
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
27,128 ABM Industries, Inc 1,219
5,587 ACCO Brands Corp 30
57,811 * ACV Auctions, Inc 746
174,070 * Alight, Inc 1,603
11,286 Aris Water Solution, Inc 88
27,574 * ASGN Inc 2,280
5,145 Barrett Business Services, Inc 456
66,781 Booz Allen Hamilton Holding Co 6,190
22,496 Brady Corp (Class A) 1,209
16,522 * BrightView Holdings, Inc 93
26,557 Brink's Co 1,774
57,307 Broadridge Financial Solutions, Inc 8,400
12,641 * CACI International, Inc (Class A) 3,745
26,846 * Casella Waste Systems, Inc (Class A) 2,219
18,053 * CBIZ, Inc 893
8,021 * Cimpress plc 352
43,380 Cintas Corp 20,071
226,376 * Clarivate Analytics plc 2,126

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
27,814 * Clean Harbors, Inc $ 3,965
21,043 Concentrix Corp 2,558
91,431 * Conduent, Inc 314
214,998 * Copart, Inc 16,170
49,610 * CoreCivic, Inc 456
201,024 * CoStar Group, Inc 13,841
3,881 CRA International, Inc 418
17,763 CSG Systems International, Inc 954
22,984 Deluxe Corp 368
20,676 * Driven Brands Holdings, Inc 627
129,661 Dun & Bradstreet Holdings, Inc 1,522
1,045 Ennis, Inc 22
62,334 Equifax, Inc 12,644
17,218 * ExlService Holdings, Inc 2,786
28,338 Exponent, Inc 2,825
15,944 * First Advantage Corp 223
7,582 * Forrester Research, Inc 245
7,620 * Franklin Covey Co 293
16,142 * FTI Consulting, Inc 3,186
81,103 Genpact Ltd 3,749
42,598 *,e Geo Group, Inc 336
42,732 * Harsco Corp 292
40,910 Healthcare Services Group 567
14,300 Heidrick & Struggles International, Inc 434
8,893 * Heritage-Crystal Clean, Inc 317
37,280 Herman Miller, Inc 762
10,874 * HireRight Holdings Corp 115
23,758 HNI Corp 661
15,850 * Huron Consulting Group, Inc 1,274
6,267 ICF International, Inc 688
19,828 Insperity, Inc 2,410
44,581 Interface, Inc 362
64,684 Jacobs Solutions, Inc 7,601
67,918 * KAR Auction Services, Inc 929
66,111 KBR, Inc 3,639
20,372 Kelly Services, Inc (Class A) 338
11,207 Kforce, Inc 709
25,171 Kimball International, Inc (Class B) 312
29,134 Korn/Ferry International 1,507
23,268 *,e Legalzoom.com, Inc 218
69,072 Leidos Holdings, Inc 6,359
67,802 *,e Li-Cycle Holdings Corp 382
19,090 * Liquidity Services, Inc 251
25,524 Manpower, Inc 2,107
16,885 Matthews International Corp (Class A) 609
31,583 MAXIMUS, Inc 2,486
12,017 * Montrose Environmental Group, Inc 429
19,573 MSA Safety, Inc 2,613
4,961 NL Industries, Inc 30
160,797 Paychex, Inc 18,426
95,984 Pitney Bowes, Inc 373
79,689 *,e Planet Labs PBC 313
4,854 *,e Red Violet, Inc 85
104,675 Republic Services, Inc 14,154
20,546 Resources Connection, Inc 351
38,909 Ritchie Bros Auctioneers, Inc 2,190
55,521 Robert Half International, Inc 4,473
119,495 Rollins, Inc 4,485
28,414 Science Applications International Corp 3,053
41,609 *,e Skillsoft Corp 83
12,140 * SP Plus Corp 416

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
111,085 SS&C Technologies Holdings, Inc $ 6,273
61,807 Steelcase, Inc (Class A) 520
49,051 * Stericycle, Inc 2,139
12,139 * Sterling Check Corp 135
25,107 Tetra Tech, Inc 3,689
100,803 TransUnion 6,264
15,001 * TriNet Group, Inc 1,209
19,072 * TrueBlue, Inc 340
10,054 TTEC Holdings, Inc 374
8,983 Unifirst Corp 1,583
63,645 * Upwork, Inc 721
78,645 Verisk Analytics, Inc 15,089
63,620 * Verra Mobility Corp 1,076
15,178 * Viad Corp 316
5,586 VSE Corp 251
206,562 Waste Management, Inc 33,705
5,398 * Willdan Group, Inc 84
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 281,567
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.8%
18,290 * 1-800-FLOWERS.COM, Inc (Class A) 210
18,402 Aaron's Co, Inc 178
23,424 * Abercrombie & Fitch Co (Class A) 650
36,738 Academy Sports & Outdoors, Inc 2,397
31,209 Advance Auto Parts, Inc 3,795
4,498,049 * Amazon.com, Inc 464,603
85,497 American Eagle Outfitters, Inc 1,149
3,312 * America's Car-Mart, Inc 262
65,041 Arko Corp 552
10,565 * Asbury Automotive Group, Inc 2,219
17,038 * Autonation, Inc 2,289
9,686 * AutoZone, Inc 23,810
119,103 Bath & Body Works, Inc 4,357
103,686 Best Buy Co, Inc 8,116
11,361 e Big 5 Sporting Goods Corp 87
20,052 e Big Lots, Inc 220
15,681 * Boot Barn Holdings, Inc 1,202
14,004 Buckle, Inc 500
7,271 Build-A-Bear Workshop, Inc 169
33,332 * Burlington Stores, Inc 6,736
20,111 Caleres, Inc 435
22,123 Camping World Holdings, Inc 462
85,911 * CarMax, Inc 5,522
19,398 * CarParts.com, Inc 104
12,003 Cato Corp (Class A) 106
66,517 * Chico's FAS, Inc 366
7,673 * Children's Place, Inc 309
6,121 * Citi Trends, Inc 116
13,169 * Conn's, Inc 80
11,400 * Container Store Group, Inc 39
291,707 *,e ContextLogic, Inc 130
32,814 Designer Brands, Inc 287
30,615 * Destination XL Group, Inc 169
28,635 Dick's Sporting Goods, Inc 4,063
1,003 e Dillard's, Inc (Class A) 309
128,912 * DoorDash, Inc 8,194
7,236 * Duluth Holdings, Inc 46
273,278 eBay, Inc 12,125
66,094 * Etsy, Inc 7,358
34,837 *,e EVgo, Inc 271
27,604 * Five Below, Inc 5,686

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
55,907 * Floor & Decor Holdings, Inc $ 5,491
33,391 e Foot Locker, Inc 1,325
11,421 e Franchise Group, Inc 311
10,965 *,e Funko, Inc 103
138,452 *,e GameStop Corp (Class A) 3,187
81,317 e Gap, Inc 816
7,998 * Genesco, Inc 295
67,692 Genuine Parts Co 11,326
4,523 Group 1 Automotive, Inc 1,024
12,244 *,e Groupon, Inc 52
29,518 * GrowGeneration Corp 101
21,962 e Guess?, Inc 427
9,098 Haverty Furniture Cos, Inc 290
9,181 Hibbett Sports, Inc 541
515,732 Home Depot, Inc 152,203
65,995 Kohl's Corp 1,554
9,431 * Lands' End, Inc 92
59,869 * Leslie's, Inc 659
13,553 Lithia Motors, Inc (Class A) 3,103
121,330 LKQ Corp 6,887
306,164 Lowe's Companies, Inc 61,224
19,294 * Lumber Liquidators, Inc 73
136,925 Macy's, Inc 2,395
11,739 * MarineMax, Inc 338
18,107 Monro Muffler, Inc 895
8,996 Murphy USA, Inc 2,321
47,869 * National Vision Holdings, Inc 902
24,457 e Nordstrom, Inc 398
18,624 * ODP Corp 838
35,834 * Ollie's Bargain Outlet Holdings, Inc 2,076
5,690 *,e OneWater Marine, Inc 159
31,919 * O'Reilly Automotive, Inc 27,099
24,586 * Overstock.com, Inc 498
13,329 Penske Auto Group, Inc 1,890
40,988 * Petco Health & Wellness Co, Inc 369
14,105 e PetMed Express, Inc 229
18,519 Pool Corp 6,342
130,909 * Qurate Retail Group, Inc QVC Group 129
27,217 Rent-A-Center, Inc 667
19,596 *,e Revolve Group, Inc 515
9,426 * RH 2,296
169,891 Ross Stores, Inc 18,031
66,571 * Sally Beauty Holdings, Inc 1,037
4,712 Shoe Carnival, Inc 121
20,162 Signet Jewelers Ltd 1,568
13,058 * Sleep Number Corp 397
11,945 Sonic Automotive, Inc (Class A) 649
19,952 * Sportsman's Warehouse Holdings, Inc 169
32,244 *,e Stitch Fix Inc 165
30,109 *,e ThredUp, Inc 76
6,790 * Tilly's, Inc 52
588,622 TJX Companies, Inc 46,124
55,517 Tractor Supply Co 13,049
6,470 * TravelCenters of America, Inc 560
25,507 * Ulta Beauty, Inc 13,918
13,265 * Urban Outfitters, Inc 368
41,105 * Victoria's Secret & Co 1,404
42,783 * Warby Parker, Inc 453
41,399 *,e Wayfair, Inc 1,422
32,140 Williams-Sonoma, Inc 3,910
1,945 Winmark Corp 623

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
11,661 * Zumiez, Inc $ 215
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION &
RETAIL 975,429
CONSUMER DURABLES & APPAREL - 1.3%
15,286 Acushnet Holdings Corp 779
48,382 *,e Allbirds, Inc 58
35,953 *,e AMMO, Inc 71
21,459 * Beazer Homes USA, Inc 341
35,190 Brunswick Corp 2,886
63,158 * Callaway Golf Co 1,365
56,416 * Capri Holdings Ltd 2,652
19,479 e Carter's, Inc 1,401
5,040 * Cavco Industries, Inc 1,601
13,611 Century Communities, Inc 870
14,289 e Clarus Corp 135
14,763 Columbia Sportswear Co 1,332
31,668 * Crocs, Inc 4,004
14,122 * Deckers Outdoor Corp 6,349
159,525 DR Horton, Inc 15,584
10,739 *,e Dream Finders Homes, Inc 142
24,672 Ermenegildo Zegna Holditalia S.p.A 337
18,783 Ethan Allen Interiors, Inc 516
31,215 * Fossil Group, Inc 100
74,771 * Garmin Ltd 7,546
24,084 * G-III Apparel Group Ltd 374
74,136 * GoPro, Inc 373
16,535 * Green Brick Partners, Inc 580
156,073 e Hanesbrands, Inc 821
67,084 Hasbro, Inc 3,602
13,347 * Helen of Troy Ltd 1,270
2,792 * Hovnanian Enterprises, Inc 189
13,822 Installed Building Products, Inc 1,576
15,263 *,e iRobot Corp 666
3,583 Johnson Outdoors, Inc 226
36,885 KB Home 1,482
30,075 Kontoor Brands, Inc 1,455
12,660 * Latham Group, Inc 36
25,091 La-Z-Boy, Inc 730
73,033 Leggett & Platt, Inc 2,328
127,166 Lennar Corp (Class A) 13,366
2,824 Lennar Corp (Class B) 252
12,635 * LGI Homes, Inc 1,441
7,210 e Lifetime Brands, Inc 42
5,568 * Lovesac Co 161
55,390 * Lululemon Athletica, Inc 20,172
5,951 * M/I Homes, Inc 375
13,092 * Malibu Boats, Inc 739
8,407 Marine Products Corp 111
13,690 * MasterCraft Boat Holdings, Inc 417
167,123 * Mattel, Inc 3,077
23,210 MDC Holdings, Inc 902
17,632 Meritage Homes Corp 2,059
28,443 * Mohawk Industries, Inc 2,851
11,320 Movado Group, Inc 326
207,669 Newell Brands Inc 2,583
608,799 Nike, Inc (Class B) 74,663
1,503 * NVR, Inc 8,375
8,770 Oxford Industries, Inc 926
145,284 * Peloton Interactive, Inc 1,647
5,912 *,e PLBY Group, Inc 12

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
27,935 e Polaris Inc $ 3,090
107,132 Pulte Homes, Inc 6,244
27,406 *,e Purple Innovation, Inc 72
34,330 PVH Corp 3,061
19,684 e Ralph Lauren Corp 2,297
3,738 Rocky Brands, Inc 86
72,360 * Skechers U.S.A., Inc (Class A) 3,439
28,672 * Skyline Champion Corp 2,157
29,016 Smith & Wesson Brands, Inc 357
67,337 * Sonos, Inc 1,321
44,766 Steven Madden Ltd 1,612
3,716 e Sturm Ruger & Co, Inc 213
5,163 Superior Uniform Group, Inc 41
129,498 Tapestry, Inc 5,583
52,524 * Taylor Morrison Home Corp 2,010
87,531 Tempur Sealy International, Inc 3,457
47,932 Toll Brothers, Inc 2,877
18,124 * TopBuild Corp 3,772
12,158 * Traeger, Inc 50
47,835 * TRI Pointe Homes, Inc 1,211
28,980 * Tupperware Brands Corp 72
84,878 * Under Armour, Inc (Class A) 805
110,542 * Under Armour, Inc (Class C) 943
10,905 * Unifi, Inc 89
10,485 * Universal Electronics, Inc 106
180,319 VF Corp 4,131
94,396 * Vinco Ventures, Inc 30
8,898 * Vista Outdoor, Inc 247
34,786 *,e Vizio Holding Corp 319
32,024 *,e Vuzix Corp 133
26,040 Whirlpool Corp 3,438
48,726 Wolverine World Wide, Inc 831
46,993 * YETI Holdings, Inc 1,880
TOTAL CONSUMER DURABLES & APPAREL 254,248
CONSUMER SERVICES - 2.4%
36,774 * 2U, Inc 252
25,118 * Accel Entertainment, Inc 229
86,801 ADT, Inc 628
22,794 * Adtalem Global Education, Inc 880
187,497 * Airbnb, Inc 23,325
12,233 * American Public Education, Inc 66
108,444 ARAMARK Holdings Corp 3,882
17,816 * Bally's Corp 348
769 * Biglari Holdings, Inc (B Shares) 130
15,173 * BJ's Restaurants, Inc 442
44,145 Bloomin' Brands, Inc 1,132
8,897 e Bluegreen Vacations Holding Corp 244
19,528 * Booking Holdings, Inc 51,796
19,931 * Bowlero Corp 338
37,718 Boyd Gaming Corp 2,418
28,106 * Bright Horizons Family Solutions 2,164
25,489 * Brinker International, Inc 969
109,557 * Caesars Entertainment, Inc 5,347
468,051 *,e Carnival Corp 4,751
11,838 Carriage Services, Inc 361
16,727 * Century Casinos, Inc 123
23,639 e Cheesecake Factory 829
54,286 * Chegg, Inc 885
14,017 * Chipotle Mexican Grill, Inc (Class A) 23,945
19,126 Choice Hotels International, Inc 2,241

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
19,167 Churchill Downs, Inc $ 4,927
12,474 * Chuy's Holdings, Inc 447
57,806 * Coursera, Inc 666
12,944 e Cracker Barrel Old Country Store, Inc 1,470
62,350 Darden Restaurants, Inc 9,674
23,587 * Dave & Buster's Entertainment, Inc 868
41,277 * Denny's Corp 461
8,713 Dine Brands Global Inc. 589
18,765 Domino's Pizza, Inc 6,190
173,206 * DraftKings, Inc 3,353
12,069 * Duolingo, Inc 1,721
14,501 El Pollo Loco Holdings, Inc 139
10,835 e European Wax Center, Inc 206
45,885 * Everi Holdings, Inc 787
75,700 * Expedia Group, Inc 7,345
45,952 * frontdoor, Inc 1,281
16,841 *,e Full House Resorts, Inc 122
7,389 * Golden Entertainment, Inc 321
1,473 Graham Holdings Co 878
16,404 * Grand Canyon Education, Inc 1,868
70,456 H&R Block, Inc 2,484
34,161 * Hilton Grand Vacations, Inc 1,518
135,018 Hilton Worldwide Holdings, Inc 19,020
24,452 * Hyatt Hotels Corp 2,733
11,356 * Inspired Entertainment, Inc 145
54,564 International Game Technology plc 1,462
12,544 Jack in the Box, Inc 1,099
44,656 e Krispy Kreme, Inc 694
167,139 * Las Vegas Sands Corp 9,602
62,559 Laureate Education, Inc 736
20,784 * Life Time Group Holdings, Inc 332
10,890 *,e Lindblad Expeditions Holdings, Inc 104
133,278 Marriott International, Inc (Class A) 22,129
18,319 Marriott Vacations Worldwide Corp 2,470
372,183 McDonald's Corp 104,066
168,630 MGM Resorts International 7,491
22,276 *,e Mister Car Wash, Inc 192
7,140 Monarch Casino & Resort, Inc 529
3,043 * NEOGAMES S.A. 46
8,091 * Noodles & Co 39
204,209 *,e Norwegian Cruise Line Holdings Ltd 2,747
29,338 * OneSpaWorld Holdings Ltd 352
18,811 Papa John's International, Inc 1,410
85,767 * Penn National Gaming, Inc 2,544
46,334 * Perdoceo Education Corp 622
45,756 * Planet Fitness, Inc 3,554
12,559 * Portillo's, Inc 268
23,203 * PowerSchool Holdings, Inc 460
6,547 RCI Hospitality Holdings, Inc 512
26,499 Red Rock Resorts, Inc 1,181
47,538 *,e Rover Group, Inc 215
111,477 * Royal Caribbean Cruises Ltd 7,279
28,549 * Rush Street Interactive, Inc 89
21,790 Ruth's Hospitality Group Inc 358
186,641 *,e Sabre Corp 801
52,481 * Scientific Games Corp (Class A) 3,151
22,953 * SeaWorld Entertainment, Inc 1,407
70,217 Service Corp International 4,830
20,425 * Shake Shack, Inc 1,133
42,367 * Six Flags Entertainment Corp 1,132
578,687 Starbucks Corp 60,259

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
11,328 Strategic Education, Inc $ 1,018
13,194 * Stride, Inc 518
44,740 *,e Sweetgreen, Inc 351
21,327 *,e Target Hospitality Corp 280
35,053 Texas Roadhouse, Inc (Class A) 3,788
39,819 Travel & Leisure Co 1,561
36,983 * Udemy, Inc 327
16,593 * Universal Technical Institute, Inc 122
57,183 *,e Vacasa, Inc 55
20,017 Vail Resorts, Inc 4,678
97,887 Wendy's 2,132
16,288 Wingstop, Inc 2,990
26,120 *,e WW International Inc 108
45,815 Wyndham Hotels & Resorts, Inc 3,109
52,771 * Wynn Resorts Ltd 5,906
8,699 * Xponential Fitness, Inc 264
140,288 Yum! Brands, Inc 18,529
TOTAL CONSUMER SERVICES 487,969
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
117,789 Albertsons Cos, Inc 2,448
19,849 Andersons, Inc 820
68,459 * BJ's Wholesale Club Holdings, Inc 5,208
18,360 Casey's General Stores, Inc 3,974
14,374 * Chefs' Warehouse Holdings, Inc 489
224,119 Costco Wholesale Corp 111,358
115,572 Dollar General Corp 24,323
106,419 * Dollar Tree, Inc 15,276
47,990 * Grocery Outlet Holding Corp 1,356
21,180 *,e HF Foods Group Inc 83
7,244 Ingles Markets, Inc (Class A) 643
338,299 Kroger Co 16,702
6,410 Natural Grocers by Vitamin C 75
71,529 * Performance Food Group Co 4,316
14,866 Pricesmart, Inc 1,063
53,361 * Quotient Technology, Inc 175
38,176 *,e Rite Aid Corp 86
13,499 Shutterstock, Inc 980
7,101 SpartanNash Co 176
46,984 * Sprouts Farmers Market, Inc 1,646
255,327 SYSCO Corp 19,719
232,770 Target Corp 38,554
30,449 * United Natural Foods, Inc 802
108,028 * US Foods Holding Corp 3,991
4,843 Village Super Market (Class A) 111
364,496 Walgreens Boots Alliance, Inc 12,604
719,171 Walmart, Inc 106,042
8,426 Weis Markets, Inc 713
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 373,733
ENERGY - 4.6%
39,034 * Alto Ingredients, Inc 59
8,490 e Altus Midstream Co 266
18,289 *,e Amplify Energy Corp 126
183,627 Antero Midstream Corp 1,926
142,450 * Antero Resources Corp 3,289
164,451 APA Corp 5,930
7,811 Arch Resources, Inc 1,027
80,727 Archrock, Inc 789
17,877 Ardmore Shipping Corp 266
477,668 Baker Hughes Co 13,785

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
36,376 Berry Petroleum Co LLC $ 286
37,806 Bonanza Creek Energy, Inc 2,584
160,803 * Borr Drilling Ltd 1,219
4,788 * Bristow Group, Inc 107
410,279 Cabot Oil & Gas Corp 10,068
29,784 Cactus, Inc 1,228
30,263 California Resources Corp 1,165
21,769 * Callon Petroleum Co 728
5,171 * Centrus Energy Corp 166
110,556 ChampionX Corp 2,999
125,855 Cheniere Energy, Inc 19,835
63,038 e Chesapeake Energy Corp 4,793
976,787 Chevron Corp 159,373
75,896 * Clean Energy Fuels Corp 331
87,769 * CNX Resources Corp 1,406
7,387 e Comstock Resources Inc 80
619,531 ConocoPhillips 61,464
16,946 CONSOL Energy, Inc 987
10,678 e Crescent Energy, Inc 121
11,149 CVR Energy, Inc 365
27,497 Delek US Holdings, Inc 631
20,324 * Denbury, Inc 1,781
329,703 Devon Energy Corp 16,686
55,111 DHT Holdings, Inc 596
51,211 * Diamond Offshore Drilling, Inc 617
88,232 Diamondback Energy, Inc 11,926
9,586 * DMC Global, Inc 211
19,179 Dorian LPG Ltd 382
19,159 * Dril-Quip, Inc 550
52,968 DT Midstream, Inc 2,615
7,121 *,e Earthstone Energy, Inc 93
56,201 *,e Energy Fuels, Inc 314
15,785 Enviva, Inc 456
295,926 EOG Resources, Inc 33,922
190,086 EQT Corp 6,066
223,182 Equitrans Midstream Corp 1,290
9,511 e Excelerate Energy, Inc 211
2,082,821 Exxon Mobil Corp 228,402
14,619 e FLEX LNG Ltd 491
39,745 * Frank's International NV 730
70,150 e Frontline plc 1,162
106,507 *,e Gevo, Inc 164
42,501 * Golar LNG Ltd 918
26,945 * Green Plains Inc 835
6,101 * Gulfport Energy Operating Corp 488
472,263 Halliburton Co 14,942
100,808 * Helix Energy Solutions Group, Inc 780
52,744 Helmerich & Payne, Inc 1,886
146,598 Hess Corp 19,401
74,422 HF Sinclair Corp 3,600
16,438 International Seaways, Inc 685
988,383 Kinder Morgan, Inc 17,307
234,852 * Kosmos Energy Ltd 1,747
6,863 * Laredo Petroleum, Inc 312
34,663 Liberty Oilfield Services, Inc 444
85,538 Magnolia Oil & Gas Corp 1,872
324,498 Marathon Oil Corp 7,775
229,327 Marathon Petroleum Corp 30,920
61,756 Matador Resources Co 2,943
75,569 Murphy Oil Corp 2,794
4,194 * Nabors Industries Ltd 511

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
16,237 * National Energy Services Reunited Corp $ 85
24,850 e New Fortress Energy, Inc 731
63,344 * Newpark Resources, Inc 244
76,759 * NexTier Oilfield Solutions, Inc 610
42,961 * Noble Corp plc 1,696
68,002 Nordic American Tankers Ltd 269
26,098 e Northern Oil and Gas, Inc 792
214,007 NOV, Inc 3,961
18,920 Oasis Petroleum, Inc 2,547
399,052 Occidental Petroleum Corp 24,913
54,360 * Oceaneering International, Inc 958
38,178 * Oil States International, Inc 318
219,998 ONEOK, Inc 13,979
128,970 Ovintiv, Inc 4,653
23,180 * Par Pacific Holdings, Inc 677
101,807 Patterson-UTI Energy, Inc 1,191
59,487 PBF Energy, Inc 2,579
48,796 PDC Energy, Inc 3,132
60,358 * Peabody Energy Corp 1,545
10,090 Penn Virginia Corp 412
98,820 Permian Resources Corp 1,038
240,559 Phillips 66 24,388
121,464 Pioneer Natural Resources Co 24,808
11,921 * ProFrac Holding Corp 151
48,018 * ProPetro Holding Corp 345
112,319 Range Resources Corp 2,973
12,558 * Rex American Resources Corp 359
4,815 e Riley Exploration Permian, Inc 183
44,313 *,e Ring Energy, Inc 84
42,512 RPC, Inc 327
16,291 * SandRidge Energy, Inc 235
724,666 Schlumberger Ltd 35,581
27,682 Scorpio Tankers, Inc 1,559
6,869 Select Energy Services, Inc 48
45,041 SFL Corp Ltd 428
6,017 *,e SilverBow Resources, Inc 137
33,204 Sitio Royalties Corp 750
63,633 SM Energy Co 1,792
6,855 Solaris Oilfield Infrastructure, Inc 59
541,965 * Southwestern Energy Co 2,710
1,770 * Talos Energy, Inc 26
114,858 Targa Resources Investments, Inc 8,379
35,750 * Teekay Corp 221
11,719 * Teekay Tankers Ltd 503
700,580 *,e Tellurian, Inc 862
66,939 * Tetra Technologies, Inc 177
2,915 Texas Pacific Land Corp 4,958
16,234 * Tidewater, Inc 716
282,816 *,e Uranium Energy Corp 814
108,834 *,e Ur-Energy, Inc 115
37,988 * US Silica Holdings, Inc 454
29,976 Vaalco Energy, Inc 136
31,352 * Valaris Ltd 2,040
196,346 Valero Energy Corp 27,410
27,727 *,e Vertex Energy, Inc 274
14,396 * W&T Offshore, Inc 73
36,238 * Weatherford International Ltd 2,151
628,435 Williams Cos, Inc 18,765
29,960 World Fuel Services Corp 765
TOTAL ENERGY 948,310

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
46,252 Acadia Realty Trust $ 645
36,654 Agree Realty Corp 2,515
47,563 Alexander & Baldwin, Inc 899
1,329 e Alexander's, Inc 258
83,569 Alexandria Real Estate Equities, Inc 10,495
28,646 American Assets Trust, Inc 533
68,514 American Finance Trust, Inc 430
152,675 American Homes 4 Rent 4,802
234,198 American Tower Corp 47,856
133,721 Americold Realty Trust 3,804
85,829 Apartment Income REIT Corp 3,074
11,738 Apartment Investment and Management Co 90
75,577 Apple Hospitality REIT, Inc 1,173
31,681 Armada Hoffler Properties, Inc 374
5,980 * Ashford Hospitality Trust, Inc 19
72,533 AvalonBay Communities, Inc 12,190
1,837 * Bluerock Homes Trust, Inc 36
81,787 Boston Properties, Inc 4,426
35,081 BraeMar Hotels & Resorts, Inc 135
92,621 Brandywine Realty Trust 438
162,598 Brixmor Property Group, Inc 3,499
77,650 Broadstone Net Lease, Inc 1,321
6,068 Brt Realty Trust 120
52,715 Camden Property Trust 5,527
50,740 CareTrust REIT, Inc 993
13,650 CBL & Associates Properties, Inc 350
9,060 Centerspace 495
28,285 Chatham Lodging Trust 297
21,833 City Office REIT, Inc 151
10,462 Clipper Realty, Inc 60
9,586 Community Healthcare Trust, Inc 351
61,652 Corporate Office Properties Trust 1,462
84,914 Cousins Properties, Inc 1,815
218,330 Crown Castle International Corp 29,221
11,994 e CTO Realty Growth, Inc 207
110,271 CubeSmart 5,097
114,160 DiamondRock Hospitality Co 928
146,213 Digital Realty Trust, Inc 14,374
136,618 Diversified Healthcare Trust 184
91,371 Douglas Emmett, Inc 1,127
46,730 e Easterly Government Properties, Inc 642
21,698 EastGroup Properties, Inc 3,587
82,308 e Empire State Realty Trust, Inc 534
24,958 EPR Properties 951
46,900 Equinix, Inc 33,817
43,426 Equity Commonwealth 899
91,603 Equity Lifestyle Properties, Inc 6,149
191,041 Equity Residential 11,462
63,885 Essential Properties Realty Trust, Inc 1,588
34,070 Essex Property Trust, Inc 7,125
69,414 Extra Space Storage, Inc 11,310
19,962 e Farmland Partners, Inc 214
39,750 Federal Realty Investment Trust 3,928
67,202 First Industrial Realty Trust, Inc 3,575
41,086 Four Corners Property Trust, Inc 1,104
72,511 Franklin Street Properties Corp 114
119,848 Gaming and Leisure Properties, Inc 6,239
18,198 Getty Realty Corp 656
17,811 e Gladstone Commercial Corp 225
11,325 Gladstone Land Corp 189

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
30,930 Global Medical REIT, Inc $ 282
44,961 e Global Net Lease, Inc 578
202,313 Healthcare Realty Trust, Inc 3,911
279,927 Healthpeak Properties Inc 6,150
27,708 Hersha Hospitality Trust 186
46,362 Highwoods Properties, Inc 1,075
366,232 Host Hotels and Resorts, Inc 6,039
80,595 Hudson Pacific Properties 536
115,925 Independence Realty Trust, Inc 1,858
2,737 e Indus Realty Trust, Inc 181
34,891 Industrial Logistics Properties Trust 107
12,344 Innovative Industrial Properties, Inc 938
34,736 e InvenTrust Properties Corp 813
307,088 Invitation Homes, Inc 9,590
146,394 Iron Mountain, Inc 7,746
16,656 e iStar, Inc 489
64,898 JBG SMITH Properties 977
63,758 Kilroy Realty Corp 2,066
300,353 Kimco Realty Corp 5,866
118,460 Kite Realty Group Trust 2,478
44,100 Lamar Advertising Co 4,405
144,484 Lexington Realty Trust 1,490
42,193 Life Storage, Inc 5,531
19,960 LTC Properties, Inc 701
107,859 Macerich Co 1,143
47,939 * Mack-Cali Realty Corp 702
283,531 e Medical Properties Trust, Inc 2,331
61,102 Mid-America Apartment Communities, Inc 9,229
22,628 National Health Investors, Inc 1,167
80,612 National Retail Properties, Inc 3,559
38,309 National Storage Affiliates Trust 1,601
21,654 NETSTREIT Corp 396
12,730 NexPoint Residential Trust, Inc 556
23,677 Office Properties Income Trust 291
108,572 e Omega Healthcare Investors, Inc 2,976
9,166 One Liberty Properties, Inc 210
29,999 e Orion Office REIT, Inc 201
76,197 Outfront Media, Inc 1,237
101,864 Paramount Group, Inc 465
132,332 Park Hotels & Resorts, Inc 1,636
71,223 e Pebblebrook Hotel Trust 1,000
59,852 Phillips Edison & Co, Inc 1,952
107,460 Physicians Realty Trust 1,604
36,714 Piedmont Office Realty Trust, Inc 268
13,733 Plymouth Industrial REIT, Inc 289
9,072 e Postal Realty Trust, Inc 138
40,727 PotlatchDeltic Corp 2,016
465,560 Prologis, Inc 58,088
79,744 Public Storage, Inc 24,094
75,814 Rayonier, Inc 2,522
317,167 Realty Income Corp 20,083
92,769 Regency Centers Corp 5,676
63,462 Retail Opportunities Investment Corp 886
98,830 Rexford Industrial Realty, Inc 5,895
92,471 RLJ Lodging Trust 980
57,913 RPT Realty 551
22,758 Ryman Hospitality Properties 2,042
116,469 Sabra Healthcare REIT, Inc 1,339
6,451 Saul Centers, Inc 252
52,759 SBA Communications Corp 13,774
93,168 Service Properties Trust 928

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
164,473 Simon Property Group, Inc $ 18,416
103,764 SITE Centers Corp 1,274
38,202 e SL Green Realty Corp 899
62,949 Spirit Realty Capital, Inc 2,508
84,224 STAG Industrial, Inc 2,848
5,909 * Star Holdings 103
73,018 Summit Hotel Properties, Inc 511
60,721 Sun Communities, Inc 8,554
117,301 Sunstone Hotel Investors, Inc 1,159
54,135 Tanger Factory Outlet Centers, Inc 1,063
35,329 Terreno Realty Corp 2,282
162,250 UDR, Inc 6,662
20,169 UMH Properties, Inc 298
121,658 Uniti Group, Inc 432
2,401 e Universal Health Realty Income Trust 116
70,770 e Urban Edge Properties 1,066
20,808 Urstadt Biddle Properties, Inc (Class A) 366
205,950 Ventas, Inc 8,928
506,910 VICI Properties, Inc 16,535
96,380 e Vornado Realty Trust 1,481
46,196 Washington REIT 825
234,476 d Welltower, Inc 16,810
368,298 Weyerhaeuser Co 11,097
25,132 Whitestone REIT 231
105,687 WP Carey, Inc 8,185
62,184 Xenia Hotels & Resorts, Inc 814
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(REITS) 605,612
FINANCIAL SERVICES - 7.6%
8,101 AFC Gamma, Inc 98
17,614 Affiliated Managers Group, Inc 2,509
110,488 *,e Affirm Holdings, Inc 1,245
247,438 e AGNC Investment Corp 2,494
8,948 Alerus Financial Corp 144
148,401 Ally Financial, Inc 3,783
9,522 A-Mark Precious Metals, Inc 330
304,049 American Express Co 50,153
52,818 Ameriprise Financial, Inc 16,189
239,553 Annaly Capital Management, Inc 4,578
68,911 e Apollo Commercial Real Estate Finance, Inc 641
239,600 Apollo Global Management, Inc 15,133
61,262 e Arbor Realty Trust, Inc 704
22,112 e Ares Commercial Real Estate Corp 201
78,238 Ares Management Corp 6,528
26,163 e ARMOUR Residential REIT, Inc 137
32,135 Artisan Partners Asset Management, Inc 1,028
8,796 * Assetmark Financial Holdings, Inc 277
4,316 Associated Capital Group, Inc 159
75,147 * AvidXchange Holdings, Inc 586
10,240 e B. Riley Financial, Inc 291
21,466 Banco Latinoamericano de Exportaciones S.A. (Class E) 373
366,494 Bank of New York Mellon Corp 16,653
913,009 * Berkshire Hathaway, Inc (Class B) 281,910
166,153 BGC Partners, Inc (Class A) 869
75,060 BlackRock, Inc 50,224
87,301 e Blackstone Mortgage Trust, Inc 1,558
353,948 Blackstone, Inc 31,091
267,045 * Block, Inc 18,333
30,473 *,e Blucora, Inc 802
207,831 e Blue Owl Capital, Inc 2,303

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
23,450 Brightsphere Investment Group, Inc $ 553
46,061 BrightSpire Capital, Inc 272
37,551 Broadmark Realty Capital, Inc 176
48,331 * Cannae Holdings, Inc 975
31,787 * Cantaloupe, Inc 181
192,677 Capital One Financial Corp 18,528
106,775 Carlyle Group, Inc 3,316
10,596 Cass Information Systems, Inc 459
53,974 CBOE Global Markets, Inc 7,245
767,351 Charles Schwab Corp 40,194
121,929 e Chimera Investment Corp 688
47,158 e Claros Mortgage Trust, Inc 549
182,255 CME Group, Inc 34,905
15,440 Cohen & Steers, Inc 987
79,947 *,e Coinbase Global, Inc 5,402
31,056 e Compass Diversified Trust 592
3,577 *,e Credit Acceptance Corp 1,560
7,834 e Curo Group Holdings Corp 13
2,179 Diamond Hill Investment Group, Inc 359
134,659 Discover Financial Services 13,310
19,156 * Donnelley Financial Solutions, Inc 783
11,107 e Dynex Capital, Inc 135
17,423 e Ellington Financial Inc 213
10,179 * Encore Capital Group, Inc 513
14,291 * Enova International, Inc 635
175,999 Equitable Holdings, Inc 4,469
42,181 Essent Group Ltd 1,689
22,022 * Euronet Worldwide, Inc 2,464
18,622 Evercore Inc 2,149
31,074 EVERTEC, Inc 1,049
38,445 * Ezcorp, Inc (Class A) 331
19,752 Factset Research Systems, Inc 8,199
1,343 Federal Agricultural Mortgage Corp (FAMC) 179
51,663 Federated Investors, Inc (Class B) 2,074
304,033 Fidelity National Information Services, Inc 16,518
17,545 FirstCash Holdings, Inc 1,673
293,782 * Fiserv, Inc 33,206
36,005 * FleetCor Technologies, Inc 7,592
33,603 * Flywire Corp 986
32,102 * Focus Financial Partners, Inc 1,665
23,368 e Franklin BSP Realty Trust, Inc 279
145,793 Franklin Resources, Inc 3,928
23,172 e GCM Grosvenor, Inc 181
135,154 Global Payments, Inc 14,224
166,292 Goldman Sachs Group, Inc 54,396
31,227 Granite Point Mortgage Trust, Inc 155
33,057 * Green Dot Corp 568
18,233 Hamilton Lane, Inc 1,349
41,845 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,197
25,893 Houlihan Lokey, Inc 2,265
9,245 * I3 Verticals, Inc 227
44,099 Interactive Brokers Group, Inc (Class A) 3,641
275,961 Intercontinental Exchange Group, Inc 28,780
13,645 * International Money Express Inc 352
183,237 Invesco Ltd 3,005
10,073 e Invesco Mortgage Capital, Inc 112
37,546 Jack Henry & Associates, Inc 5,659
38,721 Jackson Financial, Inc 1,448
84,445 Janus Henderson Group plc 2,250
110,637 Jefferies Financial Group, Inc 3,512
289,960 KKR & Co, Inc 15,229

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
17,625 e KKR Real Estate Finance Trust, Inc $ 201
49,932 Ladder Capital Corp 472
38,647 Lazard Ltd (Class A) 1,280
42,896 * LendingClub Corp 309
6,343 * LendingTree, Inc 169
40,959 LPL Financial Holdings, Inc 8,290
18,723 MarketAxess Holdings, Inc 7,326
222,577 * Marqeta, Inc 1,017
430,788 Mastercard, Inc (Class A) 156,553
8,062 Merchants Bancorp 210
46,018 MFA Financial, Inc 456
136,986 MGIC Investment Corp 1,838
33,380 Moelis & Co 1,283
35,218 * MoneyGram International, Inc 367
74,135 *,e Moneylion, Inc 42
79,628 Moody's Corp 24,368
622,160 Morgan Stanley 54,626
12,847 Morningstar, Inc 2,608
37,224 * Mr Cooper Group, Inc 1,525
38,535 MSCI, Inc (Class A) 21,568
173,507 Nasdaq Inc 9,486
35,663 Navient Corp 570
3,424 Nelnet, Inc (Class A) 315
13,129 *,e NerdWallet, Inc 212
185,902 New Residential Investment Corp 1,487
18,284 New York Mortgage Trust, Inc 182
38,864 * NMI Holdings, Inc 868
108,636 Northern Trust Corp 9,574
52,599 OneMain Holdings, Inc 1,950
56,898 * Open Lending Corp 400
7,363 Oppenheimer Holdings, Inc 288
4,738 e Orchid Island Capital, Inc 51
110,964 * Payoneer Global, Inc 697
578,999 * PayPal Holdings, Inc 43,969
9,684 PennyMac Financial Services, Inc 577
47,765 PennyMac Mortgage Investment Trust 589
23,862 Perella Weinberg Partners 217
10,272 Piper Jaffray Cos 1,424
13,025 PJT Partners, Inc 940
24,781 * PRA Group, Inc 965
36,804 * PROG Holdings, Inc 875
73,149 Radian Group, Inc 1,617
95,906 Raymond James Financial, Inc 8,945
22,908 e Ready Capital Corp 233
49,700 e Redwood Trust, Inc 335
8,577 Regional Management Corp 224
43,126 * Remitly Global, Inc 731
42,004 * Repay Holdings Corp 276
286,577 * Robinhood Markets, Inc 2,783
74,318 *,e Rocket Cos, Inc 673
163,775 S&P Global, Inc 56,465
10,879 Sculptor Capital Management, Inc 94
50,003 SEI Investments Co 2,878
23,585 *,e Shift4 Payments, Inc 1,788
126,744 SLM Corp 1,570
410,032 *,e SoFi Technologies, Inc 2,489
137,605 e Starwood Property Trust, Inc 2,434
176,357 State Street Corp 13,348
20,369 StepStone Group, Inc 494
56,036 Stifel Financial Corp 3,311
120,616 * StoneCo Ltd 1,151

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
11,369 * StoneX Group, Inc $ 1,177
223,832 Synchrony Financial 6,509
112,790 T Rowe Price Group, Inc 12,734
34,383 TFS Financial Corp 434
116,597 * Toast, Inc 2,070
32,761 TPG RE Finance Trust, Inc 238
52,338 Tradeweb Markets, Inc 4,136
37,367 e Two Harbors Investment Corp 550
37,848 *,e Upstart Holdings, Inc 601
23,393 e UWM Holdings Corp 115
8,459 Victory Capital Holdings, Inc 248
51,259 Virtu Financial, Inc 969
2,751 Virtus Investment Partners, Inc 524
822,631 Visa, Inc (Class A) 185,470
13,021 Vitesse Energy, Inc 248
48,558 Voya Financial, Inc 3,470
12,277 Walker & Dunlop, Inc 935
19,189 Waterstone Financial, Inc 290
198,450 Western Union Co 2,213
20,819 * WEX, Inc 3,828
84,317 e WisdomTree Investments, Inc 494
2,399 *,e World Acceptance Corp 200
TOTAL FINANCIAL SERVICES 1,560,303
FOOD, BEVERAGE & TOBACCO - 3.3%
82,392 *,e 22nd Century Group, Inc 63
3,213 e Alico, Inc 78
903,639 Altria Group, Inc 40,320
272,729 Archer-Daniels-Midland Co 21,726
34,958 B&G Foods, Inc (Class A) 543
87,744 *,e Benson Hill, Inc 101
31,483 *,e Beyond Meat, Inc 511
5,121 * Boston Beer Co, Inc (Class A) 1,683
13,162 *,e BRC, Inc 68
25,010 Brown-Forman Corp (Class A) 1,630
91,961 Brown-Forman Corp (Class B) 5,910
70,268 Bunge Ltd 6,712
11,455 Calavo Growers, Inc 330
22,629 Cal-Maine Foods, Inc 1,378
94,499 Campbell Soup Co 5,196
29,057 * Celsius Holdings, Inc 2,701
1,966,307 Coca-Cola Co 121,970
2,566 Coca-Cola Consolidated Inc 1,373
238,268 ConAgra Brands, Inc 8,949
77,123 Constellation Brands, Inc (Class A) 17,421
81,644 * Darling International, Inc 4,768
11,007 * Duckhorn Portfolio, Inc 175
85,884 Flowers Foods, Inc 2,354
20,613 Fresh Del Monte Produce, Inc 621
23,047 * Freshpet, Inc 1,526
302,674 General Mills, Inc 25,867
46,022 * Hain Celestial Group, Inc 789
73,926 Hershey Co 18,808
143,109 Hormel Foods Corp 5,707
71,472 * Hostess Brands, Inc 1,778
32,682 Ingredion, Inc 3,325
8,046 J&J Snack Foods Corp 1,193
51,061 J.M. Smucker Co 8,035
5,780 John B. Sanfilippo & Son, Inc 560
121,480 Kellogg Co 8,134
426,401 Keurig Dr Pepper, Inc 15,043

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
360,590 Kraft Heinz Co $ 13,944
72,659 Lamb Weston Holdings, Inc 7,594
10,268 Lancaster Colony Corp 2,083
123,083 McCormick & Co, Inc 10,242
9,193 MGP Ingredients, Inc 889
20,226 * Mission Produce, Inc 225
90,373 Molson Coors Brewing Co (Class B) 4,670
690,126 Mondelez International, Inc 48,116
367,708 * Monster Beverage Corp 19,860
12,819 * National Beverage Corp 676
699,613 PepsiCo, Inc 127,539
786,114 Philip Morris International, Inc 76,450
24,393 * Pilgrim's Pride Corp 565
27,833 * Post Holdings, Inc 2,501
92,946 Primo Water Corp 1,427
131 Seaboard Corp 494
5,451 * Seneca Foods Corp 285
46,457 * Simply Good Foods Co 1,848
14,597 * Sovos Brands, Inc 244
50,062 * SunOpta, Inc 386
25,510 *,e Tattooed Chef, Inc 36
12,722 Tootsie Roll Industries, Inc 571
29,630 * TreeHouse Foods, Inc 1,494
4,760 Turning Point Brands, Inc 100
140,077 Tyson Foods, Inc (Class A) 8,309
12,311 Universal Corp 651
32,173 Utz Brands, Inc 530
78,380 Vector Group Ltd 941
16,593 *,e Vintage Wine Estates, Inc 18
14,289 *,e Vita Coco Co, Inc 280
13,394 * Vital Farms, Inc 205
20,392 *,e Whole Earth Brands, Inc 52
TOTAL FOOD, BEVERAGE & TOBACCO 670,571
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
867,367 Abbott Laboratories 87,830
48,576 * Acadia Healthcare Co, Inc 3,510
27,471 * Accolade, Inc 395
42,027 * AdaptHealth Corp 522
8,397 * Addus HomeCare Corp 897
12,333 *,e Agiliti, Inc 197
89,660 *,e agilon health, Inc 2,129
39,702 * Align Technology, Inc 13,266
14,356 * Alignment Healthcare, Inc 91
51,829 * Allscripts Healthcare Solutions, Inc 676
31,277 * Alphatec Holdings Inc 488
17,538 * Amedisys, Inc 1,290
106,234 * American Well Corp 251
82,431 AmerisourceBergen Corp 13,198
25,726 * AMN Healthcare Services, Inc 2,134
26,107 * Angiodynamics, Inc 270
16,786 *,e Apollo Medical Holdings, Inc 612
22,609 * AtriCure, Inc 937
1,019 Atrion Corp 640
26,266 * Avanos Medical, Inc 781
21,058 *,e Aveanna Healthcare Holdings, Inc 22
18,090 * AxoGen, Inc 171
22,714 * Axonics Modulation Technologies, Inc 1,239
263,385 Baxter International, Inc 10,683
141,575 Becton Dickinson & Co 35,046
13,317 *,e BioLife Solutions Inc 290

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
720,116 * Boston Scientific Corp $ 36,027
100,981 * Brookdale Senior Living, Inc 298
98,379 *,e Butterfly Network, Inc 185
126,195 Cardinal Health, Inc 9,528
23,626 * Cardiovascular Systems, Inc 469
30,584 *,e CareMax, Inc 82
11,625 * Castle Biosciences, Inc 264
277,027 * Centene Corp 17,511
71,201 * Certara, Inc 1,717
71,510 * Cerus Corp 212
7,521 Chemed Corp 4,044
148,276 Cigna Corp 37,889
195,629 *,e Clover Health Investments Corp 165
67,798 * Community Health Systems, Inc 332
8,700 * Computer Programs & Systems, Inc 263
15,846 e Conmed Corp 1,646
24,480 Cooper Cos, Inc 9,140
4,814 * Corvel Corp 916
25,224 * Cross Country Healthcare, Inc 563
23,064 * CryoLife, Inc 302
55,246 *,e Cue Health, Inc 101
10,004 *,e Cutera, Inc 236
649,607 CVS Health Corp 48,272
24,791 * DaVita, Inc 2,011
10,656 * Definitive Healthcare Corp 110
106,534 Dentsply Sirona, Inc 4,185
196,396 * Dexcom, Inc 22,817
41,284 * DocGo, Inc 357
49,456 *,e Doximity, Inc 1,601
315,810 * Edwards Lifesciences Corp 26,127
121,954 Elevance Health, Inc 56,076
30,207 Embecta Corp 849
54,203 Encompass Health Corp 2,932
27,101 * Enhabit, Inc 377
21,428 * Enovis Corp 1,146
28,674 Ensign Group, Inc 2,740
79,184 * Envista Holdings Corp 3,237
45,708 * Evolent Health, Inc 1,483
65,385 * Figs, Inc 405
11,072 *,e Fulgent Genetics, Inc 346
186,674 * GE HealthCare Technologies, Inc 15,313
24,523 * Glaukos Corp 1,229
36,060 * Globus Medical, Inc 2,042
49,332 * Guardant Health, Inc 1,156
19,668 * Haemonetics Corp 1,628
109,687 HCA Healthcare, Inc 28,922
24,393 * Health Catalyst, Inc 285
42,554 * HealthEquity, Inc 2,498
18,780 * HealthStream, Inc 509
70,773 * Henry Schein, Inc 5,771
4,605 * Heska Corp 450
62,220 * Hims & Hers Health, Inc 617
119,793 * Hologic, Inc 9,667
63,960 Humana, Inc 31,050
10,885 * ICU Medical, Inc 1,796
40,842 * IDEXX Laboratories, Inc 20,424
24,734 * Inari Medical, Inc 1,527
10,000 * Innovage Holding Corp 80
12,244 * Inogen, Inc 153
13,280 * Inspire Medical Systems, Inc 3,108
34,390 * Insulet Corp 10,969

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
17,928 * Integer Holding Corp $ 1,389
39,699 * Integra LifeSciences Holdings Corp 2,279
178,491 * Intuitive Surgical, Inc 45,599
3,653 iRadimed Corp 144
16,105 * iRhythm Technologies, Inc 1,998
7,427 * Joint Corp 125
45,181 Laboratory Corp of America Holdings 10,365
34,223 * Lantheus Holdings, Inc 2,825
9,523 LeMaitre Vascular, Inc 490
25,006 *,e LifeStance Health Group, Inc 186
26,810 * LivaNova plc 1,168
24,240 * Masimo Corp 4,473
69,321 McKesson Corp 24,682
43,753 * MEDNAX, Inc 652
677,674 Medtronic plc 54,634
28,011 * Merit Medical Systems, Inc 2,071
2,255 Mesa Laboratories, Inc 394
6,780 * ModivCare, Inc 570
30,182 * Molina Healthcare, Inc 8,073
193,725 *,e Multiplan Corp 205
21,550 *,e Nano-X Imaging Ltd 124
2,600 National Healthcare Corp 151
5,598 National Research Corp 244
110,527 * Neogen Corp 2,047
19,942 * Nevro Corp 721
37,773 * NextGen Healthcare, Inc 658
56,233 * Novocure Ltd 3,382
477,441 *,e Nutex Health, Inc 482
28,270 * NuVasive, Inc 1,168
56,949 * Oak Street Health, Inc 2,203
23,061 * Omnicell, Inc 1,353
238,337 *,e Opko Health, Inc 348
8,440 * OptimizeRx Corp 124
80,646 * Option Care Health, Inc 2,562
40,487 * OraSure Technologies, Inc 245
18,671 * Orthofix Medical Inc 313
5,177 * OrthoPediatrics Corp 229
24,964 * Outset Medical, Inc 459
31,294 * Owens & Minor, Inc 455
23,637 * Paragon 28, Inc 404
44,685 Patterson Cos, Inc 1,196
17,723 * Pennant Group, Inc 253
17,918 * Penumbra, Inc 4,994
14,406 * PetIQ, Inc 165
20,801 * Phreesia, Inc 672
56,653 Premier, Inc 1,834
32,525 * Privia Health Group, Inc 898
13,124 *,e PROCEPT BioRobotics Corp 373
34,423 * Progyny, Inc 1,106
72,154 * Project Roadrunner Parent, Inc 1,082
13,858 * Pulmonx Corp 155
54,552 Quest Diagnostics, Inc 7,718
26,154 * QuidelOrtho Corp 2,330
25,914 * RadNet, Inc 649
70,741 Resmed, Inc 15,492
10,559 *,e RxSight, Inc 176
24,729 * Schrodinger, Inc 651
60,301 Select Medical Holdings Corp 1,559
81,063 *,e Sema4 Holdings Corp 30
226,696 *,e Senseonics Holdings, Inc 161
150,613 *,e Sharecare, Inc 214

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
18,412 * Shockwave Medical Inc $ 3,992
17,531 * SI-BONE, Inc 345
18,916 * Silk Road Medical Inc 740
7,680 Simulations Plus, Inc 337
26,141 * Staar Surgical Co 1,672
51,240 STERIS plc 9,801
175,956 Stryker Corp 50,230
17,295 * Surgery Partners, Inc 596
10,275 *,e SurModics, Inc 234
10,460 * Tactile Systems Technology, Inc 172
35,006 * Tandem Diabetes Care, Inc 1,422
80,556 * Teladoc, Inc 2,086
23,691 Teleflex, Inc 6,001
53,386 * Tenet Healthcare Corp 3,172
11,786 * Transmedics Group, Inc 893
5,968 * Treace Medical Concepts, Inc 150
4,630 * UFP Technologies, Inc 601
473,360 UnitedHealth Group, Inc 223,705
33,482 Universal Health Services, Inc (Class B) 4,256
6,975 US Physical Therapy, Inc 683
2,349 Utah Medical Products, Inc 223
27,229 * Varex Imaging Corp 495
71,525 * Veeva Systems, Inc 13,146
88,085 *,e VG Acquisition Corp 201
27,942 * Vicarious Surgical, Inc 63
74,317 * ViewRay, Inc 257
105,464 Zimmer Biomet Holdings, Inc 13,626
10,840 * Zynex Inc 130
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,174,651
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
46,991 *,e Beauty Health Co 593
66,090 * BellRing Brands, Inc 2,247
7,431 * Central Garden & Pet Co 305
22,079 * Central Garden and Pet Co (Class A) 863
125,208 Church & Dwight Co, Inc 11,070
61,531 Clorox Co 9,737
419,527 Colgate-Palmolive Co 31,527
159,439 * Coty, Inc 1,923
29,639 Edgewell Personal Care Co 1,257
24,917 * elf Beauty, Inc 2,052
34,187 Energizer Holdings, Inc 1,186
116,171 Estee Lauder Cos (Class A) 28,632
58,982 * Herbalife Nutrition Ltd 950
13,542 * Honest Co, Inc 24
12,258 Inter Parfums, Inc 1,744
167,466 Kimberly-Clark Corp 22,477
6,191 Medifast, Inc 642
5,868 * Nature's Sunshine Products, Inc 60
27,121 Nu Skin Enterprises, Inc (Class A) 1,066
43,357 * Olaplex Holdings, Inc 185
1,194,586 Procter & Gamble Co 177,623
28,002 Reynolds Consumer Products, Inc 770
21,541 Spectrum Brands Holdings, Inc 1,426
8,349 * USANA Health Sciences, Inc 525
30,185 *,e Veru, Inc 35
7,178 e WD-40 Co 1,278
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 300,197
INSURANCE - 2.2%
312,941 Aflac, Inc 20,191

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
135,512 Allstate Corp $ 15,016
32,424 * AMBAC Financial Group, Inc 502
30,850 American Equity Investment Life Holding Co 1,126
34,605 American Financial Group, Inc 4,205
377,308 American International Group, Inc 19,001
13,468 Amerisafe, Inc 659
102,768 Aon plc 32,402
184,638 * Arch Capital Group Ltd 12,531
17,301 Argo Group International Holdings Ltd 507
105,001 Arthur J. Gallagher & Co 20,088
27,795 Assurant, Inc 3,337
36,683 Assured Guaranty Ltd 1,844
40,126 Axis Capital Holdings Ltd 2,188
25,977 * Brighthouse Financial, Inc 1,146
117,798 Brown & Brown, Inc 6,764
25,189 * BRP Group, Inc 641
209,126 Chubb Ltd 40,608
74,945 Cincinnati Financial Corp 8,400
14,067 CNA Financial Corp 549
66,761 Conseco, Inc 1,481
41,092 Corebridge Financial, Inc 658
7,812 e Donegal Group, Inc (Class A) 119
15,165 * eHealth, Inc 142
6,714 Employers Holdings, Inc 280
4,741 * Enstar Group Ltd 1,099
13,782 Erie Indemnity Co (Class A) 3,193
18,999 Everest Re Group Ltd 6,802
9,274 F&G Annuities & Life, Inc 168
136,393 Fidelity National Financial Inc 4,764
52,851 First American Financial Corp 2,942
184,221 * Genworth Financial, Inc (Class A) 925
41,690 Globe Life, Inc 4,587
9,663 * Goosehead Insurance, Inc 504
20,683 * Greenlight Capital Re Ltd (Class A) 194
17,079 Hanover Insurance Group, Inc 2,195
155,341 Hartford Financial Services Group, Inc 10,826
3,092 e HCI Group, Inc 166
5,219 *,e Hippo Holdings, Inc 85
22,775 Horace Mann Educators Corp 763
1,119 Investors Title Co 169
19,526 James River Group Holdings Ltd 403
33,482 Kemper Corp 1,830
10,502 Kinsale Capital Group, Inc 3,152
20,988 *,e Lemonade, Inc 299
87,713 Lincoln National Corp 1,971
102,146 Loews Corp 5,927
6,672 * Markel Corp 8,523
250,488 Marsh & McLennan Cos, Inc 41,719
26,174 * MBIA, Inc 242
12,675 Mercury General Corp 402
330,246 Metlife, Inc 19,135
1,551 National Western Life Group, Inc 376
7,308 * NI Holdings, Inc 95
135,376 Old Republic International Corp 3,380
60,575 * Oscar Health, Inc 396
13,408 * Palomar Holdings, Inc 740
21,522 Primerica, Inc 3,707
126,511 Principal Financial Group 9,402
37,307 ProAssurance Corp 689
292,172 Progressive Corp 41,798
186,200 Prudential Financial, Inc 15,406

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
34,463 Reinsurance Group of America, Inc (Class A) $ 4,575
21,969 RenaissanceRe Holdings Ltd 4,401
20,019 RLI Corp 2,661
42,415 * Ryan Specialty Group Holdings, Inc 1,707
4,020 Safety Insurance Group, Inc 300
32,431 Selective Insurance Group, Inc 3,092
73,128 * Selectquote, Inc 159
8,398 * SiriusPoint Ltd 68
15,315 Stewart Information Services Corp 618
22,143 Tiptree Inc 323
117,953 Travelers Cos, Inc 20,218
20,838 *,e Trupanion, Inc 894
16,104 United Fire Group Inc 428
22,402 Universal Insurance Holdings, Inc 408
99,041 Unum Group 3,918
101,609 W.R. Berkley Corp 6,326
1,280 White Mountains Insurance Group Ltd 1,763
53,031 Willis Towers Watson plc 12,323
TOTAL INSURANCE 457,541
MATERIALS - 2.9%
16,560 *,e 5E Advanced Materials, Inc 90
14,906 AdvanSix, Inc 570
112,477 Air Products & Chemicals, Inc 32,304
59,463 Albemarle Corp 13,144
99,055 Alcoa Corp 4,216
58,071 * Allegheny Technologies, Inc 2,291
5,106 Alpha Metallurgical Resources, Inc 797
726,379 Amcor plc 8,266
20,501 American Vanguard Corp 449
30,628 Aptargroup, Inc 3,620
57,334 * Arconic Corp 1,504
13,288 *,† Ardagh Group S.A. 136
74,922 e Ardagh Metal Packaging S.A. 306
26,123 Ashland Global Holdings, Inc 2,683
11,564 * Aspen Aerogels, Inc 86
41,051 Avery Dennison Corp 7,345
49,682 Avient Corp 2,045
113,646 * Axalta Coating Systems Ltd 3,442
15,070 Balchem Corp 1,906
164,015 Ball Corp 9,039
56,523 Berry Global Group, Inc 3,329
23,466 Cabot Corp 1,798
25,997 Carpenter Technology Corp 1,164
52,775 Celanese Corp (Series A) 5,747
12,437 * Century Aluminum Co 124
102,050 CF Industries Holdings, Inc 7,398
5,158 Chase Corp 540
78,774 Chemours Co 2,358
11,678 * Clearwater Paper Corp 390
267,350 * Cleveland-Cliffs, Inc 4,900
119,550 * Coeur Mining, Inc 477
53,154 Commercial Metals Co 2,599
20,319 Compass Minerals International, Inc 697
66,991 * Constellium SE 1,024
356,387 Corteva, Inc 21,494
58,648 Crown Holdings, Inc 4,851
36,022 *,e Danimer Scientific, Inc 124
28,159 * Diversey Holdings Ltd 228
364,283 Dow, Inc 19,970
231,914 DuPont de Nemours, Inc 16,644

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
19,104 Eagle Materials, Inc $ 2,803
66,255 Eastman Chemical Co 5,588
125,486 Ecolab, Inc 20,772
127,079 Element Solutions, Inc 2,454
64,363 FMC Corp 7,861
720,705 Freeport-McMoRan, Inc (Class B) 29,484
17,819 FutureFuel Corp 131
423,235 *,e Ginkgo Bioworks Holdings, Inc 563
32,454 Glatfelter Corp 103
145,764 Graphic Packaging Holding Co 3,715
14,075 Greif, Inc (Class A) 892
3,993 Greif, Inc (Class B) 306
22,652 H.B. Fuller Co 1,550
15,846 Hawkins, Inc 694
9,402 Haynes International, Inc 471
290,099 Hecla Mining Co 1,836
104,824 Huntsman Corp 2,868
77,853 *,e Hycroft Mining Holding Corp 34
21,966 * Ingevity Corp 1,571
11,273 Innospec, Inc 1,157
133,564 International Flavors & Fragrances, Inc 12,283
188,466 International Paper Co 6,796
6,735 * Intrepid Potash, Inc 186
23,280 *,e Ivanhoe Electric, Inc 283
8,625 Kaiser Aluminum Corp 644
15,231 Koppers Holdings, Inc 533
14,288 e Kronos Worldwide, Inc 132
249,268 Linde plc 88,600
80,227 * Livent Corp 1,742
34,555 Louisiana-Pacific Corp 1,873
16,250 * LSB Industries, Inc 168
129,559 LyondellBasell Industries NV 12,164
31,591 Martin Marietta Materials, Inc 11,217
11,119 Materion Corp 1,290
12,674 Minerals Technologies, Inc 766
166,909 Mosaic Co 7,658
39,809 * MP Materials Corp 1,122
18,118 Myers Industries, Inc 388
2,137 NewMarket Corp 780
396,127 Newmont Goldcorp Corp 19,418
149,512 * Novagold Resources Inc 930
129,760 Nucor Corp 20,044
90,414 * O-I Glass, Inc 2,053
62,167 Olin Corp 3,450
6,559 Olympic Steel, Inc 342
54,529 *,e Origin Materials, Inc 233
38,461 Orion Engineered Carbons SA 1,003
45,269 Packaging Corp of America 6,285
22,477 Pactiv Evergreen, Inc 180
62,456 * Perimeter Solutions S.A. 505
8,901 *,e Piedmont Lithium, Inc 534
115,690 PPG Industries, Inc 15,454
20,162 * PQ Group Holdings, Inc 223
108,680 *,e PureCycle Technologies, Inc 761
7,360 Quaker Chemical Corp 1,457
11,495 e Ramaco Resources, Inc 101
16,208 * Ranpak Holdings Corp 85
31,957 * Rayonier Advanced Materials, Inc 200
28,345 Reliance Steel & Aluminum Co 7,277
32,757 Royal Gold, Inc 4,249
63,937 RPM International, Inc 5,578

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
8,418 Ryerson Holding Corp $ 306
14,147 Schnitzer Steel Industries, Inc (Class A) 440
35,580 Schweitzer-Mauduit International, Inc 764
22,512 e Scotts Miracle-Gro Co (Class A) 1,570
70,338 Sealed Air Corp 3,229
18,559 Sensient Technologies Corp 1,421
121,960 Sherwin-Williams Co 27,413
31,746 Silgan Holdings, Inc 1,704
48,557 Sonoco Products Co 2,962
46,247 Southern Copper Corp 3,526
109,335 SSR Mining, Inc 1,653
83,444 Steel Dynamics, Inc 9,434
8,132 Stepan Co 838
65,111 * Summit Materials, Inc 1,855
48,451 SunCoke Energy, Inc 435
19,576 Sylvamo Corp 906
29,755 * TimkenSteel Corp 546
19,671 Tredegar Corp 180
23,586 Trimas Corp 657
23,427 Trinseo plc 488
62,538 Tronox Holdings plc 899
1,357 United States Lime & Minerals, Inc 207
94,192 United States Steel Corp 2,458
99,474 Valvoline, Inc 3,476
66,639 Vulcan Materials Co 11,433
28,082 Warrior Met Coal, Inc 1,031
14,533 Westlake Chemical Corp 1,686
130,721 WestRock Co 3,983
18,895 Worthington Industries, Inc 1,222
TOTAL MATERIALS 600,657
MEDIA & ENTERTAINMENT - 6.4%
392,405 Activision Blizzard, Inc 33,586
41,683 * Advantage Solutions, Inc 66
3,044,142 * Alphabet, Inc (Class A) 315,769
2,647,259 * Alphabet, Inc (Class C) 275,315
112,426 * Altice USA, Inc 384
239,852 *,e AMC Entertainment Holdings, Inc 1,202
16,067 * AMC Networks, Inc 282
7,354 * Boston Omaha Corp 174
44,223 * Bumble, Inc 865
3,042 Cable One, Inc 2,135
17,446 *,e Cardlytics, Inc 59
51,402 * Cargurus, Inc 960
37,344 * Cars.com, Inc 721
53,982 * Charter Communications, Inc 19,304
58,982 * Cinemark Holdings, Inc 872
198,206 * Clear Channel 238
2,116,936 Comcast Corp (Class A) 80,253
772 * Daily Journal Corp 220
22,415 * DHI Group, Inc 87
136,485 * DISH Network Corp (Class A) 1,273
136,234 Electronic Arts, Inc 16,409
50,932 Entravision Communications Corp (Class A) 308
40,961 * Eventbrite Inc 351
8,345 * EverQuote Inc 116
31,270 * EW Scripps Co (Class A) 294
155,691 Fox Corp (Class A) 5,301
72,327 Fox Corp (Class B) 2,265
71,756 *,e fuboTV, Inc 87
74,491 * Gannett Co, Inc 139

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
46,930 Gray Television, Inc $ 409
42,355 * IAC 2,185
61,117 * iHeartMedia, Inc 238
27,196 * Imax Corp 522
16,911 *,e Integral Ad Science Holding Corp 241
183,140 Interpublic Group of Cos, Inc 6,820
23,547 John Wiley & Sons, Inc (Class A) 913
7,655 * Liberty Braves Group (Class A) 265
25,374 * Liberty Braves Group (Class C) 855
12,929 Liberty Broadband Corp (Class A) 1,062
58,788 * Liberty Broadband Corp (Class C) 4,803
6,884 * Liberty Media Group (Class A) 465
100,858 * Liberty Media Group (Class C) 7,547
34,936 * Liberty SiriusXM Group (Class A) 981
72,983 * Liberty SiriusXM Group (Class C) 2,043
37,150 *,e Lions Gate Entertainment Corp (Class A) 411
71,817 * Lions Gate Entertainment Corp (Class B) 745
79,453 * Live Nation, Inc 5,562
10,365 Madison Square Garden Co 2,020
13,156 * Madison Square Garden Entertainment Corp 777
61,168 * Magnite, Inc 566
14,211 e Marcus Corp 227
148,269 * Match Group, Inc 5,692
11,302 * MediaAlpha, Inc 169
1,126,108 * Meta Platforms, Inc 238,667
220,657 * Netflix, Inc 76,233
73,578 New York Times Co (Class A) 2,861
213,357 News Corp (Class A) 3,685
66,535 News Corp (Class B) 1,160
18,525 Nexstar Media Group Inc 3,199
97,357 Omnicom Group, Inc 9,185
20,470 * Outbrain, Inc 85
4,594 Paramount Global (Class A) 119
305,131 Paramount Global (Class B) 6,807
300,393 * Pinterest, Inc 8,192
40,614 *,e Playstudios, Inc 150
42,908 * Playtika Holding Corp 483
21,386 * PubMatic, Inc 296
20,643 * QuinStreet, Inc 328
227,072 * ROBLOX Corp 10,214
63,324 * Roku, Inc 4,168
19,984 Scholastic Corp 684
11,690 e Sinclair Broadcast Group, Inc (Class A) 201
319,108 e Sirius XM Holdings, Inc 1,267
161,762 *,e Skillz, Inc 96
72,151 * Spotify Technology S.A. 9,641
33,238 * Stagwell, Inc 247
81,955 * Take-Two Interactive Software, Inc 9,777
12,153 * TechTarget, Inc 439
101,609 TEGNA, Inc 1,718
13,027 * Thryv Holdings, Inc 300
56,597 * TripAdvisor, Inc 1,124
44,667 * TrueCar, Inc 103
68,763 * Vimeo, Inc 263
12,686 *,e Vivid Seats, Inc 97
920,011 * Walt Disney Co 92,121
1,217,041 * Warner Bros Discovery, Inc 18,377
28,599 * WideOpenWest, Inc 304
18,467 World Wrestling Entertainment, Inc (Class A) 1,685
41,665 * Yelp, Inc 1,279
23,417 * Ziff Davis Inc 1,828

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
40,960 * ZipRecruiter, Inc $ 653
141,765 * ZoomInfo Technologies, Inc 3,503
TOTAL MEDIA & ENTERTAINMENT 1,316,092
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
45,940 * 10X Genomics, Inc 2,563
11,229 * 2seventy bio, Inc 115
46,667 * 4D Molecular Therapeutics, Inc 802
894,628 AbbVie, Inc 142,577
106,154 *,e AbCellera Biologics, Inc 800
29,156 *,e Absci Corp 51
70,913 * Acadia Pharmaceuticals, Inc 1,335
23,691 * Aclaris Therapeutics, Inc 192
11,379 *,e Adagio Therapeutics, Inc 14
59,774 * Adaptive Biotechnologies Corp 528
14,505 *,e Adicet Bio, Inc 84
95,244 * ADMA Biologics, Inc 315
43,765 *,e Affimed NV 33
107,560 * Agenus, Inc 163
150,692 Agilent Technologies, Inc 20,847
34,493 * Agios Pharmaceuticals, Inc 792
14,029 * Akero Therapeutics, Inc 537
31,429 * Alector, Inc 195
87,531 * Alkermes plc 2,467
28,864 *,e Allogene Therapeutics, Inc 143
10,335 *,e Allovir, Inc 41
61,672 * Alnylam Pharmaceuticals, Inc 12,354
9,675 *,e ALX Oncology Holdings, Inc 44
270,432 Amgen, Inc 65,377
151,298 * Amicus Therapeutics, Inc 1,678
53,162 * Amneal Pharmaceuticals, Inc 74
25,774 * Amphastar Pharmaceuticals, Inc 967
25,689 * Amylyx Pharmaceuticals, Inc 754
12,566 * AnaptysBio, Inc 273
30,524 *,e Anavex Life Sciences Corp 262
5,767 * ANI Pharmaceuticals, Inc 229
10,943 * Anika Therapeutics, Inc 314
46,610 * Apellis Pharmaceuticals, Inc 3,074
55,373 *,e Arbutus Biopharma Corp 168
15,098 *,e Arcellx, Inc 465
7,756 * Arcturus Therapeutics Holdings, Inc 186
20,717 * Arcus Biosciences, Inc 378
15,151 * Arcutis Biotherapeutics, Inc 167
55,310 * Arrowhead Pharmaceuticals Inc 1,405
23,815 * Arvinas, Inc 651
34,194 * Atara Biotherapeutics, Inc 99
35,244 * Atea Pharmaceuticals, Inc 118
7,303 * Athira Pharma, Inc 18
9,389 *,e Aura Biosciences, Inc 87
68,772 * Aurinia Pharmaceuticals, Inc 754
318,550 * Avantor, Inc 6,734
33,858 * Avid Bioservices, Inc 635
38,891 * Avidity Biosciences, Inc 597
15,727 *,e Axsome Therapeutics, Inc 970
25,636 *,e Beam Therapeutics, Inc 785
26,163 * Berkeley Lights, Inc 30
97,016 * BioCryst Pharmaceuticals, Inc 809
73,489 * Biogen, Inc 20,432
60,908 * Biohaven Ltd 832
93,702 * BioMarin Pharmaceutical, Inc 9,112
153,496 *,e Bionano Genomics, Inc 170

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
11,654 * Bio-Rad Laboratories, Inc (Class A) $ 5,582
78,368 Bio-Techne Corp 5,814
6,302 *,e Bioxcel Therapeutics Inc 118
33,689 * Bluebird Bio, Inc 107
31,927 * Blueprint Medicines Corp 1,436
58,721 * Bridgebio Pharma, Inc 974
1,079,001 Bristol-Myers Squibb Co 74,786
39,365 * Brooks Automation, Inc 1,756
56,206 Bruker BioSciences Corp 4,431
18,793 * C4 Therapeutics, Inc 59
19,366 * Cara Therapeutics, Inc 95
27,306 * CareDx, Inc 250
10,333 * Caribou Biosciences, Inc 55
20,876 *,e Cassava Sciences, Inc 504
85,996 * Catalent, Inc 5,651
50,782 * Catalyst Pharmaceuticals, Inc 842
21,395 * Celldex Therapeutics, Inc 770
19,234 * Cerevel Therapeutics Holdings, Inc 469
27,377 * Charles River Laboratories International, Inc 5,525
30,594 * Chimerix, Inc 39
7,917 * Chinook Therapeutics, Inc 183
23,538 * Codexis, Inc 97
22,858 * Cogent Biosciences, Inc 247
27,864 * Coherus Biosciences, Inc 191
16,286 * Collegium Pharmaceutical, Inc 391
52,750 *,e Corcept Therapeutics, Inc 1,143
16,128 * Crinetics Pharmaceuticals, Inc 259
22,130 * CryoPort, Inc 531
47,472 *,e CTI BioPharma Corp 199
7,345 *,e Cullinan Oncology, Inc 75
51,177 * Cytek Biosciences, Inc 470
42,716 * Cytokinetics, Inc 1,503
327,317 Danaher Corp 82,497
11,974 * Day One Biopharmaceuticals, Inc 160
22,263 * Deciphera Pharmaceuticals, Inc 344
49,642 * Denali Therapeutics, Inc 1,144
14,200 *,e Design Therapeutics, Inc 82
14,558 * DICE Therapeutics, Inc 417
58,823 * Dynavax Technologies Corp 577
16,387 * Dyne Therapeutics, Inc 189
6,368 * Eagle Pharmaceuticals, Inc 181
20,664 *,e Edgewise Therapeutics, Inc 138
35,681 *,e Editas Medicine, Inc 259
242,401 * Elanco Animal Health, Inc 2,279
426,770 Eli Lilly & Co 146,561
24,015 * Emergent Biosolutions, Inc 249
11,786 * Enanta Pharmaceuticals, Inc 477
70,095 *,e EQRx, Inc 136
33,527 * Erasca, Inc 101
17,590 * Evolus, Inc 149
84,199 * Exact Sciences Corp 5,710
170,031 * Exelixis, Inc 3,300
52,399 *,e EyePoint Pharmaceuticals, Inc 154
42,216 * Fate Therapeutics, Inc 241
50,667 * FibroGen, Inc 945
10,305 * Foghorn Therapeutics, Inc 64
14,355 * Fulcrum Therapeutics, Inc 41
23,909 * Generation Bio Co 103
114,325 * Geron Corp 248
638,395 Gilead Sciences, Inc 52,968
68,124 * Halozyme Therapeutics, Inc 2,602

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
12,195 * Harmony Biosciences Holdings, Inc $ 398
52,161 *,e Heron Therapeutics, Inc 79
114,482 * Horizon Therapeutics Plc 12,495
7,208 *,e Icosavax, Inc 42
15,316 * Ideaya Biosciences, Inc 210
2,211 *,e IGM Biosciences, Inc 30
81,101 * Illumina, Inc 18,860
36,493 *,e ImmunityBio, Inc 66
106,612 * Immunogen, Inc 409
50,378 * Immunovant, Inc 781
87,640 * Incyte Corp 6,334
15,231 *,e Inhibrx, Inc 287
34,523 * Innoviva, Inc 388
112,816 * Inovio Pharmaceuticals, Inc 92
60,247 * Insmed, Inc 1,027
34,856 * Intellia Therapeutics, Inc 1,299
12,921 * Intercept Pharmaceuticals, Inc 174
46,963 * Intra-Cellular Therapies, Inc 2,543
79,163 * Ionis Pharmaceuticals, Inc 2,829
74,052 * Iovance Biotherapeutics, Inc 452
95,260 * IQVIA Holdings, Inc 18,946
95,014 * Ironwood Pharmaceuticals, Inc 1,000
11,046 * iTeos Therapeutics, Inc 150
82,141 * IVERIC bio, Inc 1,998
8,802 *,e Janux Therapeutics, Inc 106
32,370 * Jazz Pharmaceuticals plc 4,737
1,331,867 Johnson & Johnson 206,439
4,482 *,e Jounce Therapeutics, Inc 8
10,666 * KalVista Pharmaceuticals Inc 84
15,240 * Karuna Therapeutics, Inc 2,768
46,110 * Karyopharm Therapeutics, Inc 179
8,516 * Keros Therapeutics, Inc 364
18,676 * Kezar Life Sciences, Inc 58
11,321 *,e Kiniksa Pharmaceuticals Ltd 122
7,565 *,e Kinnate Biopharma, Inc 47
18,276 * Kodiak Sciences, Inc 113
21,178 *,e Kronos Bio, Inc 31
9,785 * Krystal Biotech Inc 783
31,598 * Kura Oncology, Inc 386
15,771 * Kymera Therapeutics, Inc 467
30,110 * Lexicon Pharmaceuticals, Inc 73
8,586 * Ligand Pharmaceuticals, Inc (Class B) 632
24,455 *,e Liquidia Corp 169
77,816 *,e Lyell Immunopharma, Inc 184
32,187 * MacroGenics, Inc 231
6,193 * Madrigal Pharmaceuticals, Inc 1,500
94,899 * MannKind Corp 389
54,984 * Maravai LifeSciences Holdings, Inc 770
51,230 *,e MaxCyte, Inc 254
12,929 * Medpace Holdings, Inc 2,431
10,086 * MeiraGTx Holdings plc 52
1,279,167 Merck & Co, Inc 136,091
27,294 * Mersana Therapeutics, Inc 112
11,133 * Mettler-Toledo International, Inc 17,036
60,615 *,e MiMedx Group, Inc 207
21,876 * Mirati Therapeutics, Inc 813
8,147 * Mirum Pharmaceuticals, Inc 196
165,972 * Moderna, Inc 25,490
14,704 *,e Monte Rosa Therapeutics, Inc 115
8,159 * Morphic Holding, Inc 307
46,607 * Myriad Genetics, Inc 1,083

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
22,499 * NanoString Technologies, Inc $ 223
42,988 * Natera, Inc 2,387
106,507 * Nektar Therapeutics 75
58,635 * NeoGenomics, Inc 1,021
51,383 * Neurocrine Biosciences, Inc 5,201
15,360 * NGM Biopharmaceuticals Inc 63
9,374 *,e Nkarta, Inc 33
40,572 *,e Novavax, Inc 281
17,085 * Nurix Therapeutics, Inc 152
10,256 *,e Nuvalent, Inc 268
35,946 * Nuvation Bio, Inc 60
109,018 *,e Ocugen, Inc 93
41,830 *,e Ocular Therapeutix, Inc 220
42,072 * OmniAb, Inc 155
13,691 * Organogenesis Holdings Inc 29
127,492 Organon & Co 2,999
333,993 *,e Outlook Therapeutics, Inc 364
100,456 * Pacific Biosciences of California, Inc 1,163
23,821 * Pacira BioSciences Inc 972
65,063 PerkinElmer, Inc 8,670
69,259 Perrigo Co plc 2,484
2,857,425 Pfizer, Inc 116,583
6,396 *,e Phathom Pharmaceuticals, Inc 46
12,927 Phibro Animal Health Corp 198
14,315 * PMV Pharmaceuticals, Inc 68
37,958 * Point Biopharma Global, Inc 276
48,133 *,e Praxis Precision Medicines, Inc 39
39,456 *,e Precigen, Inc 42
27,333 * Prestige Consumer Healthcare, Inc. 1,712
15,994 * Prometheus Biosciences, Inc 1,716
22,557 * Protagonist Therapeutics, Inc 519
18,603 * Prothena Corp plc 902
25,243 *,e Provention Bio, Inc 608
37,990 * PTC Therapeutics, Inc 1,840
114,179 * QIAGEN NV 5,244
16,838 * Quanterix Corp 190
46,832 *,e Quantum-Si, Inc 82
6,533 * RAPT Therapeutics, Inc 120
14,987 * Reata Pharmaceuticals, Inc 1,363
61,485 *,e Recursion Pharmaceuticals, Inc 410
52,275 * Regeneron Pharmaceuticals, Inc 42,953
19,715 * REGENXBIO, Inc 373
31,945 * Relay Therapeutics, Inc 526
8,368 *,e Relmada Therapeutics, Inc 19
30,248 * Repligen Corp 5,093
10,254 * Replimune Group, Inc 181
33,815 * Revance Therapeutics, Inc 1,089
32,407 * REVOLUTION Medicines, Inc 702
86,450 * Rigel Pharmaceuticals, Inc 114
20,281 * Rocket Pharmaceuticals, Inc 347
189,332 Royalty Pharma plc 6,822
28,225 * Sage Therapeutics, Inc 1,184
46,510 *,e Sana Biotechnology, Inc 152
52,234 * Sangamo Therapeutics Inc 92
41,917 * Sarepta Therapeutics, Inc 5,777
31,930 *,e Science 37 Holdings, Inc 9
68,787 * Seagen, Inc 13,927
22,417 * Seer, Inc 87
37,976 * Seres Therapeutics, Inc 215
35,191 SIGA Technologies, Inc 202
76,705 * SomaLogic, Inc 196

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
99,083 *,†,e Sorrento Therapeutics, Inc $ 746
43,033 * Sotera Health Co 771
15,930 * SpringWorks Therapeutics, Inc 410
10,464 * Stoke Therapeutics, Inc 87
26,807 * Supernus Pharmaceuticals, Inc 971
15,843 * Sutro Biopharma, Inc 73
24,529 * Syndax Pharmaceuticals, Inc 518
55,220 * Syneos Health, Inc 1,967
23,918 * Tango Therapeutics, Inc 94
9,396 *,e Tarsus Pharmaceuticals, Inc 118
69,942 * TG Therapeutics, Inc 1,052
29,259 *,e Theravance Biopharma, Inc 317
197,721 Thermo Fisher Scientific, Inc 113,960
25,726 * Travere Therapeutics, Inc 579
26,284 * Twist Bioscience Corp 396
33,751 * Ultragenyx Pharmaceutical, Inc 1,353
22,243 * United Therapeutics Corp 4,982
31,395 * Vanda Pharmaceuticals, Inc 213
608,466 *,e Vaxart Inc 460
36,531 * Vaxcyte, Inc 1,369
102,172 *,e VBI Vaccines, Inc 31
11,485 *,e Ventyx Biosciences, Inc 385
29,297 *,e Vera Therapeutics, Inc 227
36,815 * Veracyte, Inc 821
24,994 * Vericel Corp 733
129,545 * Vertex Pharmaceuticals, Inc 40,816
23,209 *,e Verve Therapeutics, Inc 335
596,044 Viatris, Inc 5,734
32,800 * Vir Biotechnology, Inc 763
35,026 * Viridian Therapeutics, Inc 891
30,893 * Waters Corp 9,565
37,278 West Pharmaceutical Services, Inc 12,916
27,098 * Xencor, Inc 756
67,913 *,e Xeris Biopharma Holdings, Inc 111
19,065 * Y-mAbs Therapeutics, Inc 96
18,143 * Zentalis Pharmaceuticals, Inc 312
238,497 Zoetis, Inc 39,695
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,681,734
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
158,267 * CBRE Group, Inc 11,523
133,621 * Compass, Inc 432
66,192 * Cushman & Wakefield plc 698
69,755 e DigitalBridge Group, Inc 836
39,190 Douglas Elliman, Inc 122
28,436 e eXp World Holdings Inc 361
425 * Forestar Group, Inc 7
4,942 * FRP Holdings, Inc 286
22,285 * Howard Hughes Corp 1,783
23,806 * Jones Lang LaSalle, Inc 3,464
44,610 Kennedy-Wilson Holdings, Inc 740
11,498 Marcus & Millichap, Inc 369
81,428 Newmark Group, Inc 577
228,590 *,e Opendoor Technologies, Inc 402
13,117 Re/Max Holdings, Inc 246
62,854 * Realogy Holdings Corp 332
57,095 *,e Redfin Corp 517
5,123 RMR Group, Inc 135
18,561 St. Joe Co 772
3,112 Stratus Properties, Inc 62

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
12,164 * Tejon Ranch Co $ 222
32,630 * Zillow Group, Inc (Class A) 1,426
74,688 * Zillow Group, Inc (Class C) 3,321
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 28,633
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
24,578 * ACM Research, Inc 288
818,909 * Advanced Micro Devices, Inc 80,261
26,133 * Allegro MicroSystems, Inc 1,254
15,539 * Alpha & Omega Semiconductor Ltd 419
19,074 * Ambarella, Inc 1,477
55,705 Amkor Technology, Inc 1,449
255,848 Analog Devices, Inc 50,458
425,842 Applied Materials, Inc 52,306
10,142 *,e Atomera, Inc 65
16,075 * Axcelis Technologies, Inc 2,142
26,991 * AXT, Inc 107
200,045 Broadcom, Inc 128,337
15,710 * Ceva, Inc 478
26,804 * Cirrus Logic, Inc 2,932
67,503 * Coherent Corp 2,571
26,675 * Cohu, Inc 1,024
86,696 * Credo Technology Group Holding Ltd 817
23,788 * Diodes, Inc 2,207
66,786 * Enphase Energy, Inc 14,044
72,011 Entegris, Inc 5,906
51,096 * First Solar, Inc 11,113
42,439 * Formfactor, Inc 1,352
32,223 *,e GLOBALFOUNDRIES, Inc 2,326
15,133 * Ichor Holdings Ltd 495
13,074 * Impinj, Inc 1,772
51,148 *,e indie Semiconductor, Inc 540
2,095,231 Intel Corp 68,451
71,218 KLA Corp 28,428
26,815 Kulicke & Soffa Industries, Inc 1,413
68,489 Lam Research Corp 36,307
68,594 * Lattice Semiconductor Corp 6,551
19,269 * MACOM Technology Solutions Holdings, Inc 1,365
436,898 Marvell Technology, Inc 18,918
38,172 * MaxLinear, Inc 1,344
268,931 Microchip Technology, Inc 22,531
542,476 Micron Technology, Inc 32,733
26,862 MKS Instruments, Inc 2,380
23,066 Monolithic Power Systems, Inc 11,545
26,573 * Nanometrics, Inc 2,335
1,197,314 NVIDIA Corp 332,578
220,276 * ON Semiconductor Corp 18,133
20,605 * PDF Solutions, Inc 874
10,799 * Photronics, Inc 179
25,919 Power Integrations, Inc 2,194
52,571 * Qorvo, Inc 5,340
563,207 QUALCOMM, Inc 71,854
44,756 * Rambus, Inc 2,294
35,296 * Semtech Corp 852
18,610 * Silicon Laboratories, Inc 3,258
7,023 * SiTime Corp 999
80,978 Skyworks Solutions, Inc 9,554
15,494 * SMART Global Holdings, Inc 267
42,585 *,e SunPower Corp 589
19,257 * Synaptics, Inc 2,140
81,009 Teradyne, Inc 8,709

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
457,077 Texas Instruments, Inc $ 85,021
23,500 * Ultra Clean Holdings 779
24,314 Universal Display Corp 3,772
34,384 * Veeco Instruments, Inc 727
62,345 * Wolfspeed, Inc 4,049
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 1,154,603
SOFTWARE & SERVICES - 11.1%
65,506 * 8x8, Inc 273
32,215 A10 Networks, Inc 499
320,605 Accenture plc 91,632
68,208 * ACI Worldwide, Inc 1,840
57,275 Adeia, Inc 507
231,385 * Adobe, Inc 89,169
11,056 * Agilysys, Inc 912
75,911 * Akamai Technologies, Inc 5,944
26,945 * Alarm.com Holdings, Inc 1,355
15,192 * Alkami Technology, Inc 192
24,769 * Altair Engineering, Inc 1,786
32,290 * Alteryx, Inc 1,900
59,006 Amdocs Ltd 5,666
15,720 American Software, Inc (Class A) 198
28,669 * Amplitude, Inc 357
43,728 * Ansys, Inc 14,553
9,509 * Appfolio, Inc 1,184
20,140 *,e Appian Corp 894
116,026 * AppLovin Corp 1,827
40,356 * Asana, Inc 853
14,242 * Aspen Technology, Inc 3,260
70,590 * Atlassian Corp 12,083
108,663 * Autodesk, Inc 22,619
210,647 Automatic Data Processing, Inc 46,896
66,029 *,e AvePoint, Inc 272
86,956 Bentley Systems, Inc 3,738
24,476 * BigCommerce Holdings, Inc 219
49,304 * Bill.Com Holdings, Inc 4,001
82,754 * Black Knight, Inc 4,763
26,411 * Blackbaud, Inc 1,830
29,853 * Blackline, Inc 2,005
66,925 * Box, Inc 1,793
27,328 Bread Financial Holdings, Inc 829
20,694 * Brightcove, Inc 92
42,696 *,e C3.ai, Inc 1,433
137,612 * Cadence Design Systems, Inc 28,911
87,215 * CCC Intelligent Solutions Holdings, Inc 782
23,399 *,e Cerberus Cyber Sentinel Corp 8
22,039 * Cerence Inc 619
66,788 * Ceridian HCM Holding, Inc 4,890
17,869 *,e Cleanspark, Inc 50
31,897 e Clear Secure, Inc 835
144,134 * Cloudflare, Inc 8,887
261,232 Cognizant Technology Solutions Corp (Class A) 15,917
20,876 * Commvault Systems, Inc 1,185
64,060 * Confluent, Inc 1,542
7,805 * Consensus Cloud Solutions, Inc 266
13,583 *,e Couchbase, Inc 191
108,468 * Crowdstrike Holdings, Inc 14,888
6,968 *,e CS Disco, Inc 46
43,093 *,e Cvent Holding Corp 360
133,433 * Datadog, Inc 9,695

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
7,264 *,e Digimarc Corp $ 143
46,104 * Digital Turbine, Inc 570
39,126 *,e DigitalOcean Holdings, Inc 1,533
103,146 * DocuSign, Inc 6,013
29,210 Dolby Laboratories, Inc (Class A) 2,495
15,039 * Domo, Inc 213
35,232 * DoubleVerify Holdings, Inc 1,062
118,133 * Dropbox, Inc 2,554
115,855 * DXC Technology Co 2,961
106,722 * Dynatrace, Inc 4,514
87,429 *,e E2open Parent Holdings, Inc 509
17,480 e Ebix, Inc 231
10,699 * eGain Corp 81
37,517 * Elastic NV 2,172
13,046 *,e Enfusion, Inc 137
17,890 * EngageSmart, Inc 344
30,234 * Envestnet, Inc 1,774
27,283 * EPAM Systems, Inc 8,158
21,053 * Everbridge, Inc 730
12,378 *,e EverCommerce, Inc 131
11,993 * Fair Isaac Corp 8,427
58,075 * Fastly, Inc 1,031
37,675 * Five9, Inc 2,724
15,452 *,e ForgeRock, Inc 318
321,842 * Fortinet, Inc 21,390
37,831 * Gartner, Inc 12,324
283,454 Gen Digital, Inc 4,864
21,651 * Globant S.A. 3,551
81,487 * GoDaddy, Inc 6,333
15,258 * Grid Dynamics Holdings, Inc 175
46,084 * Guidewire Software, Inc 3,781
17,956 Hackett Group, Inc 332
24,272 * HubSpot, Inc 10,407
17,943 * Informatica, Inc 294
18,219 e Information Services Group, Inc 93
8,870 *,e Instructure Holdings, Inc 230
7,324 * Intapp, Inc 328
18,324 e InterDigital, Inc 1,336
455,192 International Business Machines Corp 59,671
138,503 Intuit, Inc 61,749
29,050 * Jamf Holding Corp 564
95,867 * Kyndryl Holdings, Inc 1,415
50,961 *,e Limelight Networks, Inc 40
35,615 * LiveRamp Holdings, Inc 781
32,654 * Manhattan Associates, Inc 5,056
52,095 *,e Marathon Digital Holdings, Inc 454
112,247 *,e Matterport, Inc 306
11,893 *,e MeridianLink, Inc 206
3,786,658 Microsoft Corp 1,091,694
4,156 *,e MicroStrategy, Inc (Class A) 1,215
22,456 * Mitek Systems, Inc 215
14,483 * Model N, Inc 485
33,619 * MongoDB, Inc 7,837
19,169 * N-Able, Inc 253
25,933 *,e nCino OpCo, Inc 643
68,992 * NCR Corp 1,628
30,028 * New Relic, Inc 2,261
105,783 * Nutanix, Inc 2,749
76,550 * Okta, Inc 6,602
46,103 * Olo, Inc 376
4,837 * ON24, Inc 42

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
21,489 * OneSpan, Inc $ 376
776,789 Oracle Corp 72,179
41,005 * Pagerduty, Inc 1,434
933,059 * Palantir Technologies, Inc 7,884
149,946 * Palo Alto Networks, Inc 29,950
26,407 * Paycom Software, Inc 8,028
36,294 * Paycor HCM, Inc 963
20,584 * Paylocity Holding Corp 4,092
18,818 * Paysafe Ltd 325
22,404 Pegasystems, Inc 1,086
17,663 * Perficient, Inc 1,275
8,474 e PFSweb, Inc 36
31,944 * Procore Technologies, Inc 2,001
23,997 Progress Software Corp 1,379
19,034 * PROS Holdings, Inc 522
52,897 * PTC, Inc 6,783
29,530 * Q2 Holdings, Inc 727
18,605 * Qualys, Inc 2,419
19,217 *,e Rackspace Technology, Inc 36
31,056 * Rapid7, Inc 1,426
24,959 * Rimini Street, Inc 103
44,149 * RingCentral, Inc 1,354
114,836 *,e Riot Blockchain, Inc 1,147
52,557 Roper Technologies, Inc 23,161
484,791 * Salesforce, Inc 96,852
15,268 Sapiens International Corp NV 332
4,599 * SecureWorks Corp 39
88,419 * SentinelOne, Inc 1,447
101,714 * ServiceNow, Inc 47,269
4,906 * ShotSpotter, Inc 193
66,115 * Smartsheet, Inc 3,160
157,505 * Snowflake, Inc 24,301
19,169 * SolarWinds Corp 165
85,374 * Splunk, Inc 8,186
24,107 * Sprout Social, Inc 1,468
19,690 * SPS Commerce, Inc 2,999
16,060 * Squarespace, Inc 510
44,512 * Sumo Logic, Inc 533
70,963 * SVMK, Inc 661
77,041 * Synopsys, Inc 29,757
21,512 * Telos Corp 54
49,510 * Tenable Holdings, Inc 2,352
51,680 * Teradata Corp 2,082
226,382 * Trade Desk, Inc 13,789
6,516 *,e Tucows, Inc 127
22,872 * Turing Holding Corp 168
85,658 * Twilio, Inc 5,707
21,091 * Tyler Technologies, Inc 7,480
192,445 * UiPath, Inc 3,379
38,674 *,e Unisys Corp 150
107,430 *,e Unity Software, Inc 3,485
15,606 * Upland Software, Inc 67
56,469 * Varonis Systems, Inc 1,469
35,164 * Verint Systems, Inc 1,310
46,419 * VeriSign, Inc 9,810
13,662 * Veritone, Inc 80
6,012 * Viant Technology, Inc 26
108,468 * VMware, Inc (Class A) 13,542
29,289 * Wix.com Ltd 2,923
36,785 *,e WM Technology, Inc 31
100,015 * Workday, Inc 20,657

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
22,930 * Workiva, Inc $ 2,348
55,032 * Yext, Inc 529
55,743 * Zeta Global Holdings Corp 604
130,278 * Zoom Video Communications, Inc 9,620
41,021 * Zscaler, Inc 4,793
55,037 * Zuora Inc 544
TOTAL SOFTWARE & SERVICES 2,270,635
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
6,963 *,e 908 Devices, Inc 60
35,649 ADTRAN Holdings, Inc 565
20,999 Advanced Energy Industries, Inc 2,058
41,314 *,e Aeva Technologies, Inc 49
18,515 *,e Akoustis Technologies, Inc 57
294,062 Amphenol Corp (Class A) 24,031
7,605,922 Apple, Inc 1,254,216
123,543 * Arista Networks, Inc 20,738
47,303 * Arlo Technologies, Inc 287
28,727 * Arrow Electronics, Inc 3,587
5,662 *,e Aviat Networks, Inc 195
24,161 * Avid Technology, Inc 773
46,118 Avnet, Inc 2,084
15,939 Badger Meter, Inc 1,942
24,142 Belden CDT, Inc 2,095
19,531 Benchmark Electronics, Inc 463
28,887 * Calix, Inc 1,548
4,889 * Cambium Networks Corp 87
66,275 CDW Corp 12,916
79,273 * Ciena Corp 4,163
2,072,050 Cisco Systems, Inc 108,316
8,964 * Clearfield, Inc 418
93,925 Cognex Corp 4,654
115,638 * CommScope Holding Co, Inc 737
16,237 Comtech Telecommunications Corp 203
381,511 Corning, Inc 13,460
8,680 * Corsair Gaming, Inc 159
17,421 CTS Corp 862
127,201 Dell Technologies, Inc 5,115
18,652 * Digi International, Inc 628
9,167 * DZS, Inc 72
24,605 *,e Eastman Kodak Co 101
18,556 * ePlus, Inc 910
43,075 *,e Evolv Technologies Holdings, Inc 134
79,396 * Extreme Networks, Inc 1,518
30,171 * F5 Networks, Inc 4,396
20,485 * Fabrinet 2,433
9,925 * FARO Technologies, Inc 244
13,613 *,e Focus Universal, Inc 34
58,321 * Harmonic, Inc 851
639,437 Hewlett Packard Enterprise Co 10,186
502,632 HP, Inc 14,752
11,473 * Identiv, Inc 70
103,799 *,e Infinera Corp 805
40,550 *,e Inseego Corp 24
14,981 * Insight Enterprises, Inc 2,142
60,908 *,e IonQ, Inc 375
19,271 * IPG Photonics Corp 2,376
24,355 * Itron, Inc 1,350
59,846 Jabil Inc 5,276
163,210 Juniper Networks, Inc 5,618
89,572 * Keysight Technologies, Inc 14,464

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
21,162 * Kimball Electronics, Inc $ 510
28,141 * Knowles Corp 478
57,291 *,e Lightwave Logic, Inc 300
13,151 Littelfuse, Inc 3,526
36,595 * Lumentum Holdings, Inc 1,976
20,833 Methode Electronics, Inc 914
86,400 *,e Microvision, Inc 231
70,213 * Mirion Technologies, Inc 600
82,239 Motorola Solutions, Inc 23,531
15,874 * Napco Security Technologies, Inc 597
60,249 National Instruments Corp 3,158
106,573 NetApp, Inc 6,805
16,454 * Netgear, Inc 305
43,446 * Netscout Systems, Inc 1,245
20,535 * nLight, Inc 209
18,332 * Novanta, Inc 2,916
17,528 *,e Ondas Holdings, Inc 19
9,244 * OSI Systems, Inc 946
47,493 *,e Ouster, Inc 40
12,941 *,e PAR Technology Corp 439
8,216 PC Connection, Inc 369
17,083 * Plexus Corp 1,667
145,102 * Pure Storage, Inc 3,702
37,508 * Ribbon Communications, Inc 128
8,376 * Rogers Corp 1,369
36,299 * Sanmina Corp 2,214
17,777 * Scansource, Inc 541
61,017 *,e SmartRent, Inc 156
26,460 * Super Micro Computer, Inc 2,819
19,067 SYNNEX Corp 1,845
22,686 * Teledyne Technologies, Inc 10,149
129,908 * Trimble Inc 6,810
51,948 * TTM Technologies, Inc 701
8,166 *,e Turtle Beach Corp 82
1,436 e Ubiquiti, Inc 390
34,027 *,e Viasat, Inc 1,151
89,946 * Viavi Solutions, Inc 974
52,971 Vishay Intertechnology, Inc 1,198
9,508 * Vishay Precision Group, Inc 397
92,880 Vontier Corp 2,539
155,579 * Western Digital Corp 5,861
58,625 Xerox Holdings Corp 903
22,910 * Xperi, Inc 250
26,184 * Zebra Technologies Corp (Class A) 8,326
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,637,883
TELECOMMUNICATION SERVICES - 1.0%
7,472 * Anterix, Inc 247
3,637,068 AT&T, Inc 70,014
7,918 ATN International, Inc 324
12,460 * Bandwidth Inc 189
55,430 *,e Charge Enterprises, Inc 61
25,280 Cogent Communications Group, Inc 1,611
48,355 * Consolidated Communications Holdings, Inc 125
22,558 * EchoStar Corp (Class A) 413
126,319 * Frontier Communications Parent, Inc 2,876
331,269 *,e Globalstar, Inc 384
13,459 * Gogo, Inc 195
11,096 * IDT Corp (Class B) 378
60,764 Iridium Communications, Inc 3,763
29,453 * Liberty Latin America Ltd (Class A) 245

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
84,348 * Liberty Latin America Ltd (Class C) $ 697
529,866 Lumen Technologies, Inc 1,404
13,047 * Ooma, Inc 163
23,995 * Radius Global Infrastructure, Inc 352
26,373 Shenandoah Telecom Co 502
55,138 Telephone & Data Systems, Inc 579
299,774 * T-Mobile US, Inc 43,419
9,529 * US Cellular Corp 198
2,131,020 Verizon Communications, Inc 82,875
TOTAL TELECOMMUNICATION SERVICES 211,014
TRANSPORTATION - 1.8%
37,928 * Air Transport Services Group, Inc 790
60,779 * Alaska Air Group, Inc 2,550
8,270 * Allegiant Travel Co 761
38,763 AMERCO 2,010
4,307 e Amerco, Inc 257
347,869 * American Airlines Group, Inc 5,131
13,812 ArcBest Corp 1,276
11,589 * Avis Budget Group, Inc 2,258
28,768 *,e Blade Air Mobility, Inc 97
56,673 CH Robinson Worldwide, Inc 5,632
11,515 *,e Copa Holdings S.A. (Class A) 1,063
23,634 Costamare, Inc 222
8,672 Covenant Transportation Group, Inc 307
1,059,536 CSX Corp 31,723
14,173 * Daseke, Inc 110
316,616 * Delta Air Lines, Inc 11,056
4,116 e Eagle Bulk Shipping, Inc 187
79,798 Expeditors International of Washington, Inc 8,787
118,286 FedEx Corp 27,027
14,836 Forward Air Corp 1,599
18,987 * Frontier Group Holdings, Inc 187
17,525 Genco Shipping & Trading Ltd 274
62,934 Golden Ocean Group Ltd 599
50,638 * GXO Logistics, Inc 2,555
27,588 * Hawaiian Holdings, Inc 253
26,012 Heartland Express, Inc 414
69,982 * Hertz Global Holdings, Inc 1,140
18,067 * Hub Group, Inc (Class A) 1,517
40,450 JB Hunt Transport Services, Inc 7,097
173,855 * JetBlue Airways Corp 1,266
128,773 *,e Joby Aviation, Inc 559
32,726 * Kirby Corp 2,281
79,606 Knight-Swift Transportation Holdings, Inc 4,504
20,412 Landstar System, Inc 3,659
154,071 * Lyft, Inc (Class A) 1,428
34,852 Marten Transport Ltd 730
11,759 Matson, Inc 702
115,001 Norfolk Southern Corp 24,380
50,477 Old Dominion Freight Line 17,205
29,335 * Radiant Logistics, Inc 192
52,508 * RXO, Inc 1,031
17,915 Ryder System, Inc 1,599
33,371 e Safe Bulkers, Inc 123
13,620 * Saia, Inc 3,706
22,723 Schneider National, Inc 608
28,022 * Skywest, Inc 621
299,691 Southwest Airlines Co 9,752
50,261 Spirit Airlines, Inc 863
9,455 * Sun Country Airlines Holdings, Inc 194

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
71,175 * TuSimple Holdings, Inc $ 105
975,524 * Uber Technologies, Inc 30,924
309,426 Union Pacific Corp 62,275
164,891 * United Airlines Holdings Inc 7,296
373,044 United Parcel Service, Inc (Class B) 72,367
6,297 Universal Logistics Holdings Inc 184
36,247 Werner Enterprises, Inc 1,649
81,596 * Wheels Up Experience, Inc 52
52,508 * XPO Logistics, Inc 1,675
TOTAL TRANSPORTATION 368,809
UTILITIES - 2.8%
344,146 AES Corp 8,287
29,387 Allete, Inc 1,892
129,301 Alliant Energy Corp 6,905
21,469 *,e Altus Power, Inc 118
128,677 Ameren Corp 11,116
257,385 American Electric Power Co, Inc 23,419
20,132 American States Water Co 1,789
93,596 American Water Works Co, Inc 13,711
4,909 Artesian Resources Corp 272
69,836 Atmos Energy Corp 7,847
36,552 e Avangrid, Inc 1,458
33,562 Avista Corp 1,425
34,402 Black Hills Corp 2,171
57,977 e Brookfield Infrastructure Corp 2,670
72,027 Brookfield Renewable Corp 2,517
27,522 California Water Service Group 1,602
307,461 Centerpoint Energy, Inc 9,058
9,405 Chesapeake Utilities Corp 1,204
10,556 Clearway Energy, Inc (Class A) 317
47,061 Clearway Energy, Inc (Class C) 1,474
148,205 CMS Energy Corp 9,097
177,002 Consolidated Edison, Inc 16,934
164,317 Constellation Energy Corp 12,899
427,454 Dominion Energy, Inc 23,899
98,822 DTE Energy Co 10,825
391,762 Duke Energy Corp 37,793
195,908 Edison International 13,829
106,399 Entergy Corp 11,463
106,466 Essential Utilities Inc 4,647
112,667 Evergy, Inc 6,886
177,794 Eversource Energy 13,914
505,635 Exelon Corp 21,181
263,997 FirstEnergy Corp 10,576
6,410 Global Water Resources, Inc 80
56,097 Hawaiian Electric Industries, Inc 2,154
23,041 Idacorp, Inc 2,496
22,843 MGE Energy, Inc 1,774
11,759 Middlesex Water Co 919
33,009 *,e Montauk Renewables, Inc 260
35,960 National Fuel Gas Co 2,076
52,723 New Jersey Resources Corp 2,805
1,005,258 NextEra Energy, Inc 77,485
209,437 NiSource, Inc 5,856
14,483 Northwest Natural Holding Co 689
27,636 NorthWestern Corp 1,599
114,095 NRG Energy, Inc 3,912
96,380 OGE Energy Corp 3,630
27,567 ONE Gas, Inc 2,184
24,734 e Ormat Technologies, Inc 2,097

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
16,819 e Otter Tail Corp $ 1,215
844,040 *,b PG&E Corp 13,648
55,268 Pinnacle West Capital Corp 4,379
43,561 PNM Resources, Inc 2,121
40,332 Portland General Electric Co 1,972
359,446 PPL Corp 9,989
246,452 Public Service Enterprise Group, Inc 15,391
11,616 * Pure Cycle Corp 110
158,866 Sempra Energy 24,014
12,005 SJW Corp 914
557,334 Southern Co 38,779
31,668 Southwest Gas Holdings Inc 1,978
21,354 Spire, Inc 1,498
46,961 *,e Sunnova Energy International, Inc 733
105,006 UGI Corp 3,650
10,272 Unitil Corp 586
1,508 e Via Renewables, Inc 28
194,785 Vistra Energy Corp 4,675
159,399 WEC Energy Group, Inc 15,109
273,699 Xcel Energy, Inc 18,458
9,006 York Water Co 403
TOTAL UTILITIES 562,861
TOTAL COMMON STOCKS 20,311,270
(Cost $7,677,738)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
6,981 † Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.2%
$ 25,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/06/23 24,991
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 06/12/23 4,954
TOTAL GOVERNMENT AGENCY DEBT 29,945
REPURCHASE AGREEMENT - 0.3%
66,085,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 66,085
TOTAL REPURCHASE AGREEMENT 66,085
TREASURY DEBT - 0.0%
4,700,000 United States Treasury Bill 0 .000 04/04/23 4,700
TOTAL TREASURY DEBT 4,700

CREF Equity Index Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
Cost amounts are in thousands.
SHARES COMPANY RATE
VALUE
(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
120,969,295 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .840% $ 120,969
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 120,969
TOTAL SHORT-TERM INVESTMENTS 221,699
(Cost $221,688)
TOTAL INVESTMENTS - 100.5% 20,532,969
(Cost $7,899,426)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (111,819)
NET ASSETS - 100.0% $20,421,150
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $148,414,647.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $66,085,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $67,406,797.
Futures contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 451 06/16/23  $ 87,849 $ 93,306 $ 5,457

CREF Core Bond Account March 31, 2023
Portfolio of Investments
(unaudited)

See Notes to Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.4%
AUTOMOBILES & COMPONENTS - 0.0%
$ 380,435 i Adient US LLC LIBOR 12 M + 3.250% 8 .090% 04/10/28 $ 381
618,326 i Clarios Global LP LIBOR 12 M + 3.250% 8 .090 04/30/26 616
1,447,234 i Gates Global LLC SOFR 12M + 2.500% 7 .407 03/31/27 1,441
TOTAL AUTOMOBILES & COMPONENTS 2,438
CAPITAL GOODS - 0.0%
1,181,761 i Alliance Laundry Systems LLC SOFR 4M + 3.500% 8 .559 10/08/27 1,174
174,057 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 6 .511 01/15/25 174
218,250 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 6 .261 02/12/27 217
582,099 i Beacon Roofing Supply, Inc LIBOR 12 M + 2.250% 7 .090 05/19/28 580
348,622 i Cornerstone Building Brands, Inc LIBOR 12 M + 3.250% 7 .934 04/12/28 309
908,245 i TransDigm, Inc LIBOR 4 M + 2.250% 6 .980 05/30/25 908
TOTAL CAPITAL GOODS 3,362
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
465,943 i AECOM LIBOR 12 M + 1.750% 6 .560 04/13/28 467
1,155,129 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/30/25 1,158
1,810,485 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 2 .750 09/23/26 1,807
552,563 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .986 03/04/28 466
2,766,628 i Trans Union LLC LIBOR 12 M + 2.250% 7 .090 12/01/28 2,750
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,648
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
535,034 h,i LS Group OpCo Acquisition LLC LIBOR 4 M + 3.250% 8 .064 11/02/27 532
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 532
CONSUMER DURABLES & APPAREL - 0.0%
279,583 i Samsonite IP Holdings Sarl LIBOR 12 M + 1.750% 6 .590 04/25/25 279
424,494 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 8 .090 10/30/27 368
TOTAL CONSUMER DURABLES & APPAREL 647
CONSUMER SERVICES - 0.1%
432,479 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .590 11/19/26 429
861,482 i Carnival Corp LIBOR 12 M + 3.250% 8 .090 10/18/28 844
358,588 i IRB Holding Corp SOFR 12M + 3.000% 7 .907 12/15/27 353
942,059 i KFC Holding Co LIBOR 12 M + 1.750% 6 .511 03/15/28 939
1,543,638 i Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 1,528
1,438,050 i Stars Group Holdings BV LIBOR 4 M + 2.250% 7 .409 07/21/26 1,439
TOTAL CONSUMER SERVICES 5,532
ENERGY - 0.0%
1,419,980 i Buckeye Partners LP LIBOR 12 M + 2.250% 7 .090 11/01/26 1,418
128,567 i DT Midstream, Inc LIBOR 12 M + 2.000% 6 .845 06/26/28 129
TOTAL ENERGY 1,547
FINANCIAL SERVICES - 0.0%
618,060 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 7 .090 03/24/25 610
TOTAL FINANCIAL SERVICES 610
FOOD, BEVERAGE & TOBACCO - 0.0%
427,214 i Chobani LLC SOFR 12M + 3.500% 8 .422 10/25/27 424
579,825 i Hostess Brands LLC LIBOR 4 M + 2.250% 7 .075 08/03/25 581
TOTAL FOOD, BEVERAGE & TOBACCO 1,005
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
697,300 i DaVita, Inc LIBOR 12 M + 1.750% 6 .590 08/12/26 688
300,449 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 6 .840 11/15/27 295
2,131,100 i Select Medical Corp LIBOR 12 M + 2.500% 7 .350 03/06/25 2,127

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,710 h,i Team Health Holdings, Inc SOFR 12M + 5.250% 10 .057% 03/02/27 $ 3
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,113
INSURANCE - 0.0%
1,416,051 i NFP Corp LIBOR 12 M + 3.250% 8 .090 02/15/27 1,384
TOTAL INSURANCE 1,384
MATERIALS - 0.0%
1,245,792 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 6 .590 09/07/27 1,241
926,908 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .650 07/01/26 925
262,182 i Messer Industries USA, Inc SOFR 4M + 2.500% 7 .660 03/02/26 262
437,596 i PolyOne Corp SOFR 4M + 3.060% 7 .736 01/30/26 439
297,076 i Reynolds Consumer Products LLC SOFR 12M + 1.750% 6 .657 02/04/27 295
1,156,809 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 8 .090 02/05/26 1,154
TOTAL MATERIALS 4,316
MEDIA & ENTERTAINMENT - 0.1%
242,886 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 8 .659 11/24/27 239
303,013 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 7 .934 11/30/27 301
1,409,049 i Charter Communications Operating LLC SOFR 12M + 1.750% 6 .557 02/01/27 1,398
699,254 i CNT Holdings I Corp LIBOR 1 M + 3.500% 3 .500 11/08/27 690
512,466 i CSC Holdings LLC LIBOR 12 M + 2.500% 7 .184 04/15/27 454
967,669 †,i Diamond Sports Group LLC LIBOR 1 M + 3.250% 8 .314 08/24/26 59
883,552 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .840 08/02/27 852
577,624 i Mozart Borrower LP LIBOR 12 M + 3.250% 8 .090 10/23/28 564
489,994 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .595 02/15/28 266
8,923 i Radiate Holdco LLC LIBOR 12 M + 3.250% 8 .090 09/25/26 7
1,273,480 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 8 .602 07/30/27 1,244
1,642,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .184 01/31/28 1,619
TOTAL MEDIA & ENTERTAINMENT 7,693
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
421,061 i Avantor, Inc LIBOR 12 M + 2.250% 7 .090 11/08/27 421
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 421
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
932,935 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .590 08/21/25 912
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 912
SOFTWARE & SERVICES - 0.1%
268,048 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .840 10/30/26 268
608,207 i Camelot US Acquisition LIBOR 12 M + 3.000% 7 .840 10/30/26 608
1,791,627 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .907 09/12/29 1,776
706,293 i Rocket Software, Inc LIBOR 12 M + 4.250% 9 .090 11/28/25 695
1,159,927 i UKG, Inc LIBOR 6 M + 3.250% 8 .032 05/04/26 1,132
TOTAL SOFTWARE & SERVICES 4,479
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
483,536 i TTM Technologies, Inc LIBOR 12 M + 2.500% 7 .348 09/28/24 483
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 483
TELECOMMUNICATION SERVICES - 0.0%
455,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 7 .840 03/09/27 373
TOTAL TELECOMMUNICATION SERVICES 373
TRANSPORTATION - 0.0%
401,963 i Air Canada LIBOR 4 M + 3.500% 8 .369 08/11/28 402
564,300 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 8 .558 10/20/27 586
TOTAL TRANSPORTATION 988

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
UTILITIES - 0.0%
$ 705,351 i Gopher Resource LLC LIBOR 12 M + 3.250% 8 .090% 03/06/25 $ 539
TOTAL UTILITIES 539
TOTAL BANK LOAN OBLIGATIONS 47,022
(Cost $48,859)
BONDS - 97.2%
CORPORATE BONDS - 33.1%
AUTOMOBILES & COMPONENTS - 0.3%
EUR 300,000 Aptiv plc 1 .500 03/10/25 311
EUR 500,000 g Dana Financing Luxembourg Sarl 3 .000 07/15/29 417
225,000 Dana, Inc 5 .375 11/15/27 210
350,000 e Dana, Inc 5 .625 06/15/28 329
8,250,000 General Motors Co 6 .125 10/01/25 8,406
10,250,000 General Motors Co 5 .400 10/15/29 10,156
5,500,000 General Motors Co 5 .200 04/01/45 4,633
EUR 205,000 g Goodyear Europe BV 2 .750 08/15/28 180
3,575,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 3,352
EUR 400,000 g,o IHO Verwaltungs GmbH 3 .750 09/15/26 389
200,000 g Kia Corp 2 .750 02/14/27 184
4,450,000 Magna International, Inc 3 .625 06/15/24 4,371
EUR 300,000 Volkswagen Bank GmbH 2 .500 07/31/26 310
TOTAL AUTOMOBILES & COMPONENTS 33,248
BANKS - 6.9%
2,000,000 g Akbank T.A.S. 6 .800 06/22/31 1,816
1,775,000 g Banco de Credito del Peru 3 .125 07/01/30 1,598
2,500,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 2,025
3,000,000 g Banco del Estado de Chile 2 .704 01/09/25 2,845
7,400,000 Banco Santander S.A. 5 .294 08/18/27 7,283
EUR 400,000 Banco Santander S.A. 0 .200 02/11/28 365
2,600,000 Banco Santander S.A. 3 .800 02/23/28 2,405
400,000 Banco Santander S.A. 7 .500 N/A‡ 380
350,000 Bancolombia S.A. 3 .000 01/29/25 329
2,650,000 Bancolombia S.A. 4 .625 12/18/29 2,226
3,010,000 g Bangkok Bank PCL 3 .466 09/23/36 2,457
2,750,000 g Banistmo S.A. 4 .250 07/31/27 2,516
8,100,000 g Bank Hapoalim BM 3 .255 01/21/32 6,738
6,300,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 5,472
EUR 400,000 Bank of America Corp 1 .375 03/26/25 417
EUR 300,000 Bank of America Corp 1 .776 05/04/27 303
5,500,000 Bank of America Corp 4 .948 07/22/28 5,468
5,800,000 Bank of America Corp 6 .204 11/10/28 6,063
34,450,000 Bank of America Corp 2 .496 02/13/31 29,177
55,925,000 Bank of America Corp 2 .592 04/29/31 47,361
39,000,000 Bank of America Corp 1 .922 10/24/31 31,106
13,450,000 Bank of America Corp 2 .299 07/21/32 10,839
8,200,000 e Bank of America Corp 5 .015 07/22/33 8,109
26,750,000 Bank of America Corp 2 .676 06/19/41 18,907
3,000,000 Bank of America Corp 6 .100 N/A‡ 2,941
5,000,000 Bank of America Corp 6 .250 N/A‡ 4,881
2,975,000 Bank of Montreal 3 .803 12/15/32 2,686
GBP 300,000 Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 367
9,475,000 Barclays plc 3 .932 05/07/25 9,218
6,075,000 Barclays plc 3 .330 11/24/42 4,360
5,600,000 g BNP Paribas S.A. 1 .904 09/30/28 4,762
5,000,000 g BNP Paribas S.A. 2 .159 09/15/29 4,168

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,775,000 g BNP Paribas S.A. 2 .588% 08/12/35 $ 2,131
36,375,000 Citigroup, Inc 3 .200 10/21/26 34,316
13,835,000 Citigroup, Inc 4 .450 09/29/27 13,416
7,125,000 Citigroup, Inc 2 .572 06/03/31 6,011
15,100,000 Citigroup, Inc 4 .910 05/24/33 14,821
39,225,000 Citigroup, Inc 6 .270 11/17/33 42,422
4,000,000 Citigroup, Inc 6 .300 N/A‡ 3,800
5,000,000 Citigroup, Inc 5 .000 N/A‡ 4,675
8,425,000 Cooperatieve Rabobank UA 3 .750 07/21/26 7,970
EUR 200,000 Cooperatieve Rabobank UA 3 .250 N/A‡ 175
6,100,000 g Credit Agricole S.A. 4 .125 01/10/27 5,806
2,450,000 g DBS Group Holdings Ltd 4 .520 12/11/28 2,434
2,975,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,324
7,525,000 Discover Bank 2 .450 09/12/24 7,133
7,305,000 Discover Bank 3 .450 07/27/26 6,744
3,750,000 Discover Bank 2 .700 02/06/30 3,040
3,325,000 g Grupo Aval Ltd 4 .375 02/04/30 2,572
2,880,000 g Hana Bank 3 .500 N/A‡ 2,438
9,925,000 HSBC Holdings plc 4 .292 09/12/26 9,504
6,200,000 HSBC Holdings plc 2 .013 09/22/28 5,311
12,400,000 HSBC Holdings plc 7 .390 11/03/28 13,198
11,925,000 HSBC Holdings plc 2 .206 08/17/29 9,999
3,750,000 HSBC Holdings plc 3 .973 05/22/30 3,383
7,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 5,950
2,125,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 1,843
200,000 g Intesa Sanpaolo S.p.A 4 .198 06/01/32 145
4,850,000 JPMorgan Chase & Co 2 .700 05/18/23 4,834
31,125,000 JPMorgan Chase & Co 2 .301 10/15/25 29,763
14,600,000 JPMorgan Chase & Co 3 .200 06/15/26 13,991
8,325,000 JPMorgan Chase & Co 4 .323 04/26/28 8,121
EUR 600,000 JPMorgan Chase & Co 1 .638 05/18/28 589
10,500,000 JPMorgan Chase & Co 3 .702 05/06/30 9,761
12,675,000 JPMorgan Chase & Co 1 .953 02/04/32 10,197
18,550,000 JPMorgan Chase & Co 2 .963 01/25/33 15,861
27,775,000 JPMorgan Chase & Co 4 .912 07/25/33 27,607
4,625,000 JPMorgan Chase & Co 2 .525 11/19/41 3,192
20,750,000 JPMorgan Chase & Co 3 .157 04/22/42 15,767
6,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 5,469
5,500,000 JPMorgan Chase & Co 5 .000 N/A‡ 5,281
11,100,000 JPMorgan Chase & Co 6 .100 N/A‡ 10,843
GBP 500,000 Lloyds Banking Group plc 1 .985 12/15/31 525
5,950,000 M&T Bank Corp 3 .500 N/A‡ 4,189
3,675,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 3,118
5,700,000 NatWest Group plc 5 .516 09/30/28 5,648
9,225,000 g NBK SPC Ltd 1 .625 09/15/27 8,199
2,100,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 1,923
6,000,000 PNC Financial Services Group, Inc 3 .900 04/29/24 5,874
7,465,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 5,920
CNY 8,000,000 QNB Finance Ltd 3 .150 02/04/26 1,135
7,800,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 7,143
11,700,000 Toronto-Dominion Bank 4 .285 09/13/24 11,565
2,350,000 Toronto-Dominion Bank 3 .625 09/15/31 2,213
2,400,000 Truist Financial Corp 4 .000 05/01/25 2,316
5,000,000 Truist Financial Corp 4 .950 N/A‡ 4,621
9,000,000 Truist Financial Corp 4 .800 N/A‡ 7,875
3,050,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 2,727
3,065,000 g UBS Group AG. 3 .179 02/11/43 2,181
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,738
2,350,000 g United Overseas Bank Ltd 3 .750 04/15/29 2,304
3,500,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,100
3,700,000 Wells Fargo & Co 3 .750 01/24/24 3,655

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,300,000 Wells Fargo & Co 3 .550% 09/29/25 $ 5,096
14,075,000 Wells Fargo & Co 3 .526 03/24/28 13,280
16,375,000 Wells Fargo & Co 2 .393 06/02/28 14,745
8,500,000 Wells Fargo & Co 5 .875 N/A‡ 8,351
6,000,000 Wells Fargo & Co 5 .900 N/A‡ 5,688
10,000,000 Wells Fargo & Co 3 .900 N/A‡ 8,827
4,521,000 Westpac Banking Corp 2 .668 11/15/35 3,521
TOTAL BANKS 750,902
CAPITAL GOODS - 1.0%
3,250,000 Air Lease Corp 3 .125 12/01/30 2,757
25,400,000 Boeing Co 2 .196 02/04/26 23,567
5,350,000 Boeing Co 3 .250 02/01/28 4,985
7,600,000 Boeing Co 2 .950 02/01/30 6,707
3,352,000 Boeing Co 3 .250 02/01/35 2,737
3,350,000 Boeing Co 5 .705 05/01/40 3,389
8,425,000 Boeing Co 5 .805 05/01/50 8,481
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,695
EUR 500,000 Honeywell International, Inc 0 .000 03/10/24 524
5,425,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 5,137
3,000,000 g Korea East-West Power Co Ltd 1 .750 05/06/25 2,813
1,875,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,826
450,000 L3Harris Technologies, Inc 3 .850 06/15/23 448
7,275,000 Northrop Grumman Corp 3 .250 01/15/28 6,912
15,300,000 Raytheon Technologies Corp 4 .125 11/16/28 15,080
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 476
5,575,000 Raytheon Technologies Corp 2 .250 07/01/30 4,776
4,850,000 Raytheon Technologies Corp 5 .150 02/27/33 5,047
5,390,000 Raytheon Technologies Corp 4 .500 06/01/42 5,109
325,000 g Rolls-Royce plc 5 .750 10/15/27 324
EUR 800,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 714
4,000,000 g TSMC Global Ltd 1 .000 09/28/27 3,443
300,000 g WESCO Distribution, Inc 7 .250 06/15/28 308
TOTAL CAPITAL GOODS 108,255
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
EUR 1,000,000 g Albion Financing 1 SARL 5 .250 10/15/26 982
EUR 250,000 g Allied Universal Holdco LLC 3 .625 06/01/28 223
325,000 g ASGN, Inc 4 .625 05/15/28 303
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 844
250,000 g GFL Environmental, Inc 4 .250 06/01/25 244
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 961
2,350,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 2,323
2,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 1,985
1,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,187
725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 678
3,771,000 Republic Services, Inc 2 .900 07/01/26 3,599
2,525,000 Waste Management, Inc 2 .500 11/15/50 1,640
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,969
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
5,575,000 AutoZone, Inc 1 .650 01/15/31 4,439
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 484
925,000 g L Brands, Inc 6 .625 10/01/30 902
875,000 g Lithia Motors, Inc 4 .625 12/15/27 814
5,100,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,965
6,875,000 O'Reilly Automotive, Inc 3 .600 09/01/27 6,637
4,075,000 O'Reilly Automotive, Inc 4 .200 04/01/30 3,919
12,400,000 O'Reilly Automotive, Inc 1 .750 03/15/31 9,972
5,050,000 g Prosus NV 4 .987 01/19/52 3,771

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 g Staples, Inc 7 .500% 04/15/26 $ 2,628
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 38,531
CONSUMER DURABLES & APPAREL - 0.0%
149,000 Newell Brands, Inc 4 .875 06/01/25 145
TOTAL CONSUMER DURABLES & APPAREL 145
CONSUMER SERVICES - 0.9%
9,820,000 Amherst College 4 .100 11/01/45 8,522
29,085,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 28,547
12,875,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 12,583
1,825,000 g Cedar Fair LP 5 .500 05/01/25 1,824
3,800,000 g ENA Master Trust 4 .000 05/19/48 2,853
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 125
1,151,000 g International Game Technology plc 6 .500 02/15/25 1,163
EUR 500,000 g International Game Technology plc 3 .500 06/15/26 522
6,400,000 McDonald's Corp 4 .600 09/09/32 6,476
8,000,000 President and Fellows of Harvard College 3 .529 10/01/31 7,709
14,250,000 President and Fellows of Harvard College 3 .619 10/01/37 12,641
1,000,000 Sands China Ltd 2 .800 03/08/27 856
2,100,000 Sands China Ltd 5 .900 08/08/28 1,994
15,000,000 Smith College 4 .620 07/01/45 14,017
TOTAL CONSUMER SERVICES 99,832
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Costco Wholesale Corp 1 .600 04/20/30 3,396
2,850,000 Diageo Capital plc 2 .000 04/29/30 2,428
EUR 500,000 SYSCO Corp 1 .250 06/23/23 540
5,450,000 SYSCO Corp 3 .150 12/14/51 3,808
6,625,000 e Target Corp 4 .400 01/15/33 6,586
GBP 500,000 Tesco Corporate Treasury Services plc 2 .750 04/27/30 524
8,500,000 Walmart, Inc 1 .800 09/22/31 7,189
4,000,000 Walmart, Inc 2 .500 09/22/41 3,025
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,496
ENERGY - 2.8%
EUR 500,000 BP Capital Markets plc 1 .231 05/08/31 448
5,000,000 Cenovus Energy, Inc 5 .400 06/15/47 4,648
900,000 Chevron USA, Inc 3 .900 11/15/24 897
4,550,000 Diamondback Energy, Inc 3 .125 03/24/31 3,945
4,250,000 Diamondback Energy, Inc 4 .250 03/15/52 3,334
2,500,000 Ecopetrol S.A. 5 .375 06/26/26 2,387
2,000,000 Ecopetrol S.A. 6 .875 04/29/30 1,844
2,125,000 Ecopetrol S.A. 4 .625 11/02/31 1,635
3,000,000 g Empresa Nacional del Petroleo 5 .250 11/06/29 2,857
12,968,000 Enbridge, Inc 3 .125 11/15/29 11,687
3,925,000 Enbridge, Inc 5 .700 03/08/33 4,083
2,950,000 Enbridge, Inc 3 .400 08/01/51 2,079
2,624,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,562
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,970
2,500,000 Energy Transfer Operating LP 4 .200 09/15/23 2,491
4,575,000 Energy Transfer Operating LP 2 .900 05/15/25 4,360
4,725,000 Energy Transfer Operating LP 4 .750 01/15/26 4,666
2,950,000 Energy Transfer Operating LP 5 .500 06/01/27 2,982
6,350,000 Energy Transfer Operating LP 4 .950 06/15/28 6,306
4,225,000 Energy Transfer Operating LP 5 .250 04/15/29 4,209
8,700,000 Energy Transfer Operating LP 6 .250 04/15/49 8,619
9,125,000 Energy Transfer Operating LP 5 .000 05/15/50 7,788
5,125,000 Enterprise Products Operating LLC 3 .700 02/15/26 5,004
5,425,000 Enterprise Products Operating LLC 3 .125 07/31/29 4,970
2,650,000 Enterprise Products Operating LLC 4 .250 02/15/48 2,258

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,200,000 Enterprise Products Operating LLC 4 .200% 01/31/50 $ 5,260
10,600,000 Enterprise Products Operating LLC 3 .700 01/31/51 8,194
4,500,000 Enterprise Products Operating LLC 3 .200 02/15/52 3,201
6,500,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,702
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 445
2,957,591 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,546
3,300,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,709
3,200,000 g KazTransGas JSC 4 .375 09/26/27 2,867
2,900,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 2,686
5,325,000 Magellan Midstream Partners LP 3 .250 06/01/30 4,793
9,075,000 Marathon Petroleum Corp 3 .800 04/01/28 8,651
5,060,000 Marathon Petroleum Corp 4 .750 09/15/44 4,360
5,500,000 Marathon Petroleum Corp 5 .000 09/15/54 4,730
725,000 g MEG Energy Corp 5 .875 02/01/29 698
8,950,000 MPLX LP 1 .750 03/01/26 8,168
20,000,000 MPLX LP 2 .650 08/15/30 16,960
5,825,000 MPLX LP 4 .700 04/15/48 4,891
275,000 Murphy Oil Corp 5 .875 12/01/27 268
1,000,000 †,q NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/24 270
2,200,000 Occidental Petroleum Corp 5 .550 03/15/26 2,216
1,350,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,155
11,642,000 ONEOK, Inc 4 .550 07/15/28 11,262
12,150,000 ONEOK, Inc 4 .350 03/15/29 11,489
5,000,000 ONEOK, Inc 4 .500 03/15/50 3,873
315,000 g Parkland Corp 4 .625 05/01/30 280
500,000 g Parkland Fuel Corp 5 .875 07/15/27 485
1,425,000 g Pertamina Persero PT 3 .650 07/30/29 1,334
1,200,000 Petrobras Global Finance BV 5 .999 01/27/28 1,181
560,000 Petrobras Global Finance BV 7 .250 03/17/44 542
5,300,000 Petroleos Mexicanos 5 .950 01/28/31 4,056
3,000,000 Petroleos Mexicanos 6 .700 02/16/32 2,388
13,575,000 Phillips 66 2 .150 12/15/30 11,202
3,225,000 Phillips 66 3 .300 03/15/52 2,280
2,375,000 g Phillips 66 Co 4 .680 02/15/45 2,109
475,000 Plains All American Pipeline LP 3 .800 09/15/30 423
2,196,850 g Rio Oil Finance Trust 8 .200 04/06/28 2,213
6,200,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 6,327
9,875,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 9,487
4,800,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 4,630
1,700,000 g Santos Finance Ltd 3 .649 04/29/31 1,420
2,000,000 g Saudi Arabian Oil Co 2 .250 11/24/30 1,687
3,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 2,085
5,325,000 Shell International Finance BV 3 .125 11/07/49 3,972
6,500,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 6,195
775,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 689
3,350,000 Targa Resources Corp 4 .200 02/01/33 3,014
425,000 Targa Resources Partners LP 6 .500 07/15/27 433
4,300,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,451
11,000,000 Total Capital International S.A. 3 .127 05/29/50 8,155
4,675,000 Williams Cos, Inc 2 .600 03/15/31 3,932
9,250,000 Williams Cos, Inc 5 .650 03/15/33 9,553
TOTAL ENERGY 308,946
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
5,100,000 Agree LP 2 .000 06/15/28 4,322
1,675,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 1,586
5,500,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 5,350
2,418,000 American Tower Corp 3 .375 10/15/26 2,291
EUR 450,000 American Tower Corp 0 .450 01/15/27 426
1,600,000 American Tower Corp 3 .600 01/15/28 1,501
4,350,000 American Tower Corp 3 .800 08/15/29 4,043

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 13,700,000 American Tower Corp 2 .900% 01/15/30 $ 11,914
2,750,000 American Tower Corp 2 .100 06/15/30 2,247
3,825,000 American Tower Corp 1 .875 10/15/30 3,034
4,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 3,804
5,825,000 Brixmor Operating Partnership LP 3 .850 02/01/25 5,588
1,075,000 Brixmor Operating Partnership LP 2 .250 04/01/28 922
14,275,000 Crown Castle International Corp 2 .250 01/15/31 11,831
1,800,000 Crown Castle International Corp 2 .100 04/01/31 1,471
3,200,000 CubeSmart LP 2 .250 12/15/28 2,747
GBP 400,000 Digital Stout Holding LLC 3 .750 10/17/30 427
2,275,000 Equinix, Inc 2 .150 07/15/30 1,860
6,700,000 Essex Portfolio LP 3 .000 01/15/30 5,830
6,600,000 Healthcare Realty Holdings LP 3 .875 05/01/25 6,367
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,726
1,750,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,397
1,050,000 Healthcare Realty Holdings LP 2 .050 03/15/31 796
6,250,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 5,814
8,975,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 7,777
7,950,000 Highwoods Realty LP 3 .875 03/01/27 7,200
2,900,000 Highwoods Realty LP 4 .125 03/15/28 2,569
2,875,000 Highwoods Realty LP 4 .200 04/15/29 2,374
4,000,000 Highwoods Realty LP 3 .050 02/15/30 3,154
3,875,000 Life Storage LP 2 .400 10/15/31 3,123
5,224,000 Mid-America Apartments LP 4 .300 10/15/23 5,209
4,475,000 Mid-America Apartments LP 3 .750 06/15/24 4,396
4,300,000 Mid-America Apartments LP 4 .000 11/15/25 4,188
11,100,000 Mid-America Apartments LP 2 .750 03/15/30 9,712
3,025,000 Mid-America Apartments LP 1 .700 02/15/31 2,397
2,575,000 Mid-America Apartments LP 2 .875 09/15/51 1,658
600,000 National Retail Properties, Inc 4 .000 11/15/25 582
3,000,000 National Retail Properties, Inc 3 .600 12/15/26 2,839
1,600,000 ProLogis LP 3 .250 06/30/26 1,539
1,275,000 ProLogis LP 2 .875 11/15/29 1,137
3,125,000 ProLogis LP 1 .750 07/01/30 2,537
6,350,000 Regency Centers LP 3 .900 11/01/25 6,090
1,025,000 Regency Centers LP 3 .600 02/01/27 981
5,500,000 Regency Centers LP 2 .950 09/15/29 4,761
5,300,000 Retail Properties of America, Inc 4 .750 09/15/30 4,789
9,150,000 g SBA Tower Trust 2 .836 01/15/25 8,668
11,046,000 g SBA Tower Trust 1 .884 01/15/26 9,979
25,000,000 g SBA Tower Trust 1 .631 11/15/26 21,894
42,100,000 g SBA Tower Trust 1 .840 04/15/27 36,710
2,968,000 SITE Centers Corp 3 .625 02/01/25 2,808
3,850,000 SITE Centers Corp 4 .700 06/01/27 3,635
3,025,000 Weingarten Realty Investors 4 .450 01/15/24 2,978
1,175,000 Weyerhaeuser Co 4 .000 03/09/52 950
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 254,928
FINANCIAL SERVICES - 2.9%
8,975,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,036
18,194,000 AerCap Ireland Capital DAC 3 .000 10/29/28 15,884
2,650,000 AerCap Ireland Capital DAC 3 .300 01/30/32 2,195
2,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 1,721
4,000,000 American Express Co 3 .700 08/03/23 3,976
1,375,000 American Express Co 2 .550 03/04/27 1,269
7,500,000 American Express Co 3 .550 N/A‡ 6,339
EUR 425,000 American Honda Finance Corp 1 .950 10/18/24 450
10,000,000 Bank of New York Mellon Corp 4 .700 N/A‡ 9,463
300,000 g BBVA Bancomer S.A. 5 .350 11/12/29 281
1,500,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,283
449,000 g BPCE S.A. 4 .625 07/11/24 438

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 300,000 BPCE S.A. 0 .500% 09/15/27 $ 285
EUR 500,000 Capital One Financial Corp 0 .800 06/12/24 508
$ 6,635,000 e Capital One Financial Corp 3 .950 N/A‡ 4,968
EUR 100,000 Celanese US Holdings LLC 0 .625 09/10/28 84
7,000,000 Charles Schwab Corp 5 .375 N/A‡ 6,633
6,250,000 Community Preservation Corp 2 .867 02/01/30 5,288
2,950,000 g Credit Suisse Group AG. 2 .193 06/05/26 2,626
9,100,000 g Credit Suisse Group AG. 1 .305 02/02/27 7,680
6,200,000 g Credit Suisse Group AG. 6 .442 08/11/28 6,149
7,700,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 7,546
8,825,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 8,119
GBP 600,000 Danske Bank A.S. 2 .250 01/14/28 637
7,350,000 Deutsche Bank AG. 5 .371 09/09/27 7,203
5,575,000 Deutsche Bank AG. 2 .311 11/16/27 4,724
600,000 Deutsche Bank AG. 3 .742 01/07/33 434
3,543,000 Equitable Holdings, Inc 4 .950 N/A‡ 3,229
8,080,000 Ford Motor Credit Co LLC 6 .950 03/06/26 8,201
4,525,000 Ford Motor Credit Co LLC 7 .350 03/06/30 4,649
20,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 18,936
2,750,000 General Motors Financial Co, Inc 6 .050 10/10/25 2,795
19,850,000 General Motors Financial Co, Inc 5 .000 04/09/27 19,615
EUR 500,000 General Motors Financial Co, Inc 0 .600 05/20/27 469
12,000,000 General Motors Financial Co, Inc 2 .700 06/10/31 9,613
5,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 4,691
12,825,000 Goldman Sachs Group, Inc 3 .500 04/01/25 12,453
10,750,000 Goldman Sachs Group, Inc 4 .482 08/23/28 10,514
6,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 4,793
12,080,000 Goldman Sachs Group, Inc 2 .615 04/22/32 10,063
3,550,000 Goldman Sachs Group, Inc 4 .017 10/31/38 3,068
6,825,000 Goldman Sachs Group, Inc 3 .436 02/24/43 5,260
3,000,000 Goldman Sachs Group, Inc 3 .800 N/A‡ 2,485
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 175
3,600,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,984
1,700,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,476
EUR 500,000 ING Groep NV 1 .250 02/16/27 497
3,000,000 g Minejesa Capital BV 4 .625 08/10/30 2,636
10,000,000 Morgan Stanley 2 .188 04/28/26 9,383
31,425,000 Morgan Stanley 3 .125 07/27/26 29,761
EUR 700,000 Morgan Stanley 1 .342 10/23/26 711
6,200,000 Morgan Stanley 1 .512 07/20/27 5,510
3,850,000 Morgan Stanley 1 .794 02/13/32 3,023
500,000 Morgan Stanley 1 .928 04/28/32 393
EUR 500,000 Morgan Stanley 2 .950 05/07/32 493
6,675,000 Morgan Stanley 2 .239 07/21/32 5,356
3,100,000 Morgan Stanley 6 .342 10/18/33 3,386
4,440,000 Northern Trust Corp 4 .600 N/A‡ 4,045
3,350,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,950
1,000,000 REC Ltd 4 .625 03/22/28 951
4,125,000 g Societe Generale S.A. 4 .027 01/21/43 2,752
550,000 Springleaf Finance Corp 5 .375 11/15/29 463
4,225,000 Visa, Inc 2 .700 04/15/40 3,355
TOTAL FINANCIAL SERVICES 315,353
FOOD, BEVERAGE & TOBACCO - 1.0%
2,600,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,079
16,850,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 17,208
4,720,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 4,307
11,500,000 BAT Capital Corp 2 .259 03/25/28 9,859
10,225,000 BAT Capital Corp 4 .906 04/02/30 9,873
4,400,000 BAT Capital Corp 2 .726 03/25/31 3,567
10,000,000 BAT International Finance plc 4 .448 03/16/28 9,505

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,875,000 g Cia Cervecerias Unidas S.A. 3 .350% 01/19/32 $ 3,284
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,685
1,700,000 Constellation Brands, Inc 4 .400 11/15/25 1,677
2,675,000 Constellation Brands, Inc 3 .700 12/06/26 2,586
1,050,000 Constellation Brands, Inc 3 .150 08/01/29 960
6,900,000 Constellation Brands, Inc 2 .875 05/01/30 6,052
20,175,000 Constellation Brands, Inc 2 .250 08/01/31 16,575
750,000 g Corp Lindley S.A. 4 .625 04/12/23 743
4,500,000 Diageo Capital plc 1 .375 09/29/25 4,157
8,050,000 Diageo Capital plc 2 .375 10/24/29 7,073
2,500,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 2,206
250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 238
TOTAL FOOD, BEVERAGE & TOBACCO 104,634
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
1,500,000 Abbott Laboratories 5 .300 05/27/40 1,611
10,775,000 Anthem, Inc 2 .250 05/15/30 9,251
EUR 430,000 Becton Dickinson & Co 1 .401 05/24/23 465
1,925,000 Boston Scientific Corp 2 .650 06/01/30 1,701
3,285,000 Centene Corp 2 .450 07/15/28 2,858
2,910,000 Centene Corp 3 .000 10/15/30 2,450
19,230,000 Children's Hospital Medic 4 .268 05/15/44 17,897
1,766,000 CVS Health Corp 3 .750 04/01/30 1,652
30,950,000 CVS Health Corp 1 .750 08/21/30 25,161
9,750,000 CVS Health Corp 4 .780 03/25/38 9,295
4,050,000 CVS Health Corp 2 .700 08/21/40 2,896
18,350,000 CVS Health Corp 5 .050 03/25/48 17,167
1,950,000 CVS Health Corp 4 .250 04/01/50 1,629
4,105,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 3,362
4,750,000 Elevance Health, Inc 5 .125 02/15/53 4,731
4,225,000 HCA, Inc 5 .625 09/01/28 4,274
6,200,000 g HCA, Inc 3 .625 03/15/32 5,466
4,300,000 HCA, Inc 5 .500 06/15/47 4,036
5,350,000 g HCA, Inc 4 .625 03/15/52 4,442
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,114
6,250,000 Humana, Inc 3 .950 03/15/27 6,049
6,125,000 Humana, Inc 2 .150 02/03/32 4,965
GBP 500,000 McKesson Corp 3 .125 02/17/29 551
12,500,000 Mercy Health 3 .382 11/01/25 11,933
5,000,000 New York and Presbyterian Hospital 3 .563 08/01/36 4,332
EUR 450,000 Stryker Corp 2 .625 11/30/30 452
375,000 Tenet Healthcare Corp 4 .625 06/15/28 346
5,775,000 UnitedHealth Group, Inc 2 .950 10/15/27 5,453
10,700,000 UnitedHealth Group, Inc 2 .300 05/15/31 9,168
3,250,000 UnitedHealth Group, Inc 3 .750 10/15/47 2,727
TOTAL HEALTH CARE EQUIPMENT & SERVICES 169,434
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,275,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,070
5,625,000 Church & Dwight Co, Inc 5 .000 06/15/52 5,583
EUR 750,000 g Coty, Inc 3 .875 04/15/26 779
EUR 600,000 The Procter & Gamble Company 0 .625 10/30/24 625
EUR 400,000 The Procter & Gamble Company 1 .875 10/30/38 356
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,413
INSURANCE - 1.4%
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 739
4,925,000 Aon Corp 2 .800 05/15/30 4,352
3,900,000 Aon Corp 5 .350 02/28/33 4,040
8,306,000 Aon plc 3 .500 06/14/24 8,152
5,250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,236

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 16,000,000 Berkshire Hathaway Finance Corp 2 .850% 10/15/50 $ 11,285
1,400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,171
EUR 500,000 Chubb INA Holdings, Inc 1 .550 03/15/28 491
EUR 450,000 Chubb INA Holdings, Inc 1 .400 06/15/31 403
1,500,000 CNA Financial Corp 3 .950 05/15/24 1,476
1,825,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 1,688
EUR 250,000 g Fairfax Financial Holdings Ltd 2 .750 03/29/28 241
5,575,000 g Five Corners Funding Trust 4 .419 11/15/23 5,540
7,325,000 g Five Corners Funding Trust II 2 .850 05/15/30 6,292
3,000,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,661
22,408,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 19,724
1,100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 929
2,500,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 1,681
EUR 750,000 Liberty Mutual Group, Inc 2 .750 05/04/26 781
EUR 400,000 g Liberty Mutual Group, Inc 4 .625 12/02/30 437
4,100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 3,105
4,825,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 4,589
440,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 429
7,000,000 MetLife, Inc 3 .600 04/10/24 6,886
1,250,000 MetLife, Inc 3 .600 11/13/25 1,223
1,750,000 MetLife, Inc 5 .000 07/15/52 1,637
11,820,000 MetLife, Inc 3 .850 N/A‡ 10,414
GBP 200,000 Metropolitan Life Global Funding I 4 .125 09/02/25 241
8,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 8,113
11,875,000 PartnerRe Finance B LLC 4 .500 10/01/50 9,856
5,250,000 Principal Financial Group, Inc 2 .125 06/15/30 4,380
1,450,000 Prudential Financial, Inc 3 .905 12/07/47 1,147
6,960,000 Prudential Financial, Inc 3 .700 10/01/50 5,669
3,875,000 Prudential Financial, Inc 5 .125 03/01/52 3,414
3,000,000 g Prudential Funding LLC 6 .750 09/15/23 3,003
3,275,000 Reinsurance Group of America, Inc 3 .900 05/15/29 3,087
5,600,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 5,250
TOTAL INSURANCE 148,762
MATERIALS - 1.1%
7,975,000 Albemarle Corp 4 .650 06/01/27 7,843
1,925,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,733
2,600,000 g Alpek SAB de C.V. 3 .250 02/25/31 2,102
9,400,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 7,820
2,600,000 g Anglo American Capital plc 3 .875 03/16/29 2,391
4,550,000 g Anglo American Capital plc 2 .625 09/10/30 3,786
11,325,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 9,906
2,000,000 g Antofagasta plc 5 .625 05/13/32 1,989
EUR 500,000 g Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 447
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 201
1,875,000 Ball Corp 2 .875 08/15/30 1,562
852,000 Bemis Co, Inc 3 .100 09/15/26 803
4,879,000 Bemis Co, Inc 2 .630 06/19/30 4,093
14,250,000 Berry Global, Inc 1 .570 01/15/26 12,936
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 183
3,000,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,760
1,650,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,499
2,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 2,354
1,600,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,433
4,200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 3,980
EUR 500,000 Dow Chemical Co 0 .500 03/15/27 474
1,800,000 g Freeport Indonesia PT 4 .763 04/14/27 1,751
2,400,000 g Fresnillo plc 4 .250 10/02/50 1,806
1,850,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,869
1,519,000 International Paper Co 4 .350 08/15/48 1,317

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,600,000 g Inversiones CMPC S.A. 3 .000% 04/06/31 $ 2,983
3,525,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 3,304
1,100,000 Mosaic Co 4 .875 11/15/41 988
4,000,000 Newmont Corp 2 .250 10/01/30 3,360
3,400,000 Newmont Corp 2 .600 07/15/32 2,846
6,675,000 Nutrien Ltd 2 .950 05/13/30 5,876
1,920,000 g OCI NV 4 .625 10/15/25 1,822
875,000 g OCP S.A. 3 .750 06/23/31 714
EUR 250,000 g Olympus Water US Holding Corp 3 .875 10/01/28 219
1,175,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,047
375,000 g PolyOne Corp 5 .750 05/15/25 371
250,000 g SABIC Capital II BV 4 .000 10/10/23 248
2,075,000 Sasol Financing USA LLC 4 .375 09/18/26 1,876
3,225,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,256
4,300,000 e Suzano Austria GmbH 3 .125 01/15/32 3,519
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 160
3,600,000 WRKCo, Inc 4 .900 03/15/29 3,540
4,450,000 WRKCo, Inc 3 .000 06/15/33 3,648
TOTAL MATERIALS 115,815
MEDIA & ENTERTAINMENT - 1.9%
2,200,000 Activision Blizzard, Inc 3 .400 09/15/26 2,130
1,950,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,347
3,980,280 g Alfa Desarrollo S.p.A 4 .550 09/27/51 2,919
1,550,000 Baidu, Inc 1 .625 02/23/27 1,373
3,000,000 g Banco Nacional de Panama 2 .500 08/11/30 2,328
EUR 400,000 g Blackstone Private Credit Fund 1 .750 11/30/26 363
3,000,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,878
EUR 750,000 g BOI Finance BV 7 .500 02/16/27 626
1,775,000 g Cable Onda S.A. 4 .500 01/30/30 1,468
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 4,088
10,200,000 e Charter Communications Operating LLC 4 .400 04/01/33 9,052
14,100,000 Charter Communications Operating LLC 3 .500 03/01/42 9,527
6,150,000 Charter Communications Operating LLC 5 .125 07/01/49 4,868
20,345,000 Charter Communications Operating LLC 4 .800 03/01/50 15,507
3,000,000 Charter Communications Operating LLC 3 .700 04/01/51 1,920
EUR 450,000 Comcast Corp 0 .250 05/20/27 427
18,750,000 Comcast Corp 4 .150 10/15/28 18,548
27,075,000 Comcast Corp 1 .500 02/15/31 21,741
4,100,000 Comcast Corp 4 .400 08/15/35 3,967
17,000,000 Comcast Corp 3 .200 07/15/36 14,322
1,925,000 Comcast Corp 3 .900 03/01/38 1,723
28,050,000 Comcast Corp 2 .887 11/01/51 19,150
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,458
GBP 300,000 Discovery Communications LLC 2 .500 09/20/24 354
3,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 2,567
200,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 180
4,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 3,108
5,975,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 5,665
3,500,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 3,179
650,000 Lamar Media Corp 3 .750 02/15/28 600
1,000,000 Lamar Media Corp 4 .000 02/15/30 886
9,800,000 g Magallanes, Inc 3 .755 03/15/27 9,229
18,225,000 g Magallanes, Inc 5 .050 03/15/42 15,244
2,375,000 g Magallanes, Inc 5 .141 03/15/52 1,924
3,260,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,918
2,675,000 g Sirius XM Radio, Inc 4 .125 07/01/30 2,187
GBP 200,000 Time Warner Cable LLC 5 .750 06/02/31 238
4,400,000 Time Warner Cable LLC 5 .875 11/15/40 3,988
3,450,000 Time Warner Cable LLC 4 .500 09/15/42 2,649

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 700,000 g VZ Secured Financing BV 3 .500% 01/15/32 $ 604
$ 2,105,000 Walt Disney Co 7 .625 11/30/28 2,407
2,700,000 Weibo Corp 3 .375 07/08/30 2,197
EUR 500,000 Whirlpool EMEA Finance Sarl 0 .500 02/20/28 461
TOTAL MEDIA & ENTERTAINMENT 204,315
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
3,250,000 AbbVie, Inc 2 .850 05/14/23 3,240
EUR 550,000 AbbVie, Inc 1 .250 06/01/24 581
23,650,000 AbbVie, Inc 4 .050 11/21/39 21,125
16,075,000 Amgen, Inc 5 .250 03/02/33 16,515
12,925,000 Amgen, Inc 5 .650 03/02/53 13,451
7,350,000 AstraZeneca Finance LLC 1 .200 05/28/26 6,693
9,650,000 AstraZeneca Finance LLC 2 .250 05/28/31 8,302
6,510,000 AstraZeneca plc 1 .375 08/06/30 5,307
EUR 500,000 g Avantor Funding, Inc 3 .875 07/15/28 504
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,421
5,275,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,801
2,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,701
3,125,000 Danaher Corp 2 .800 12/10/51 2,180
2,500,000 Eli Lilly & Co 4 .875 02/27/53 2,585
4,025,000 Merck & Co, Inc 2 .750 12/10/51 2,849
EUR 600,000 g Organon Finance  LLC 2 .875 04/30/28 571
250,000 g Organon Finance  LLC 5 .125 04/30/31 222
20,175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 17,036
EUR 400,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 351
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 390
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 975
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 109,800
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
EUR 200,000 Vonovia SE 0 .625 12/14/29 159
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 159
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
5,094,000 g Broadcom, Inc 3 .187 11/15/36 3,860
25,131,000 g Broadcom, Inc 4 .926 05/15/37 22,854
1,675,000 Intel Corp 3 .734 12/08/47 1,329
8,375,000 NVIDIA Corp 2 .000 06/15/31 7,046
1,100,000 g NXP BV 2 .700 05/01/25 1,044
5,450,000 NXP BV 3 .875 06/18/26 5,263
3,475,000 NXP BV 4 .400 06/01/27 3,433
4,100,000 NXP BV 3 .125 02/15/42 2,908
4,800,000 g SK Hynix, Inc 1 .500 01/19/26 4,265
2,200,000 Texas Instruments, Inc 4 .150 05/15/48 2,046
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,426
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 55,474
SOFTWARE & SERVICES - 0.6%
7,350,000 Adobe, Inc 2 .300 02/01/30 6,528
200,000 g CA Magnum Holdings 5 .375 10/31/26 175
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 393
900,000 g Gartner, Inc 3 .750 10/01/30 808
EUR 400,000 International Business Machines Corp 0 .650 02/11/32 335
EUR 500,000 g IQVIA, Inc 1 .750 03/15/26 504
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,219
26,300,000 Microsoft Corp 2 .400 08/08/26 25,030
4,120,000 Microsoft Corp 2 .525 06/01/50 2,915
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 472
8,025,000 Oracle Corp 4 .900 02/06/33 7,860
6,650,000 Oracle Corp 5 .550 02/06/53 6,331

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 Roper Technologies, Inc 1 .400% 09/15/27 $ 2,601
10,050,000 Roper Technologies, Inc 2 .000 06/30/30 8,278
9,650,000 salesforce.com, Inc 2 .700 07/15/41 7,250
TOTAL SOFTWARE & SERVICES 70,699
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2 .800 02/15/30 3,880
4,825,000 Apple, Inc 2 .450 08/04/26 4,592
26,100,000 Apple, Inc 2 .050 09/11/26 24,408
3,225,000 Apple, Inc 4 .650 02/23/46 3,248
4,675,000 Apple, Inc 2 .650 02/08/51 3,276
1,275,000 Corning, Inc 4 .375 11/15/57 1,078
5,375,000 Dell International LLC 5 .300 10/01/29 5,416
2,175,000 Tyco Electronics Group S.A. 3 .700 02/15/26 2,133
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 48,031
TELECOMMUNICATION SERVICES - 2.2%
2,300,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,056
200,000 America Movil SAB de C.V. 4 .700 07/21/32 197
EUR 500,000 AT&T, Inc 2 .350 09/05/29 500
42,943,000 AT&T, Inc 2 .550 12/01/33 34,541
8,325,000 AT&T, Inc 4 .500 05/15/35 7,799
7,375,000 AT&T, Inc 3 .500 06/01/41 5,820
38,320,000 AT&T, Inc 3 .550 09/15/55 27,506
6,553,000 AT&T, Inc 3 .800 12/01/57 4,865
4,225,000 g Bharti Airtel Ltd 3 .250 06/03/31 3,649
3,000,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,681
850,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 1,039
EUR 665,000 g Iliad Holding SAS 5 .125 10/15/26 694
1,175,000 g Millicom International Cellular S.A. 4 .500 04/27/31 944
4,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 3,984
2,425,000 Orange S.A. 5 .375 01/13/42 2,491
22,975,000 T-Mobile USA, Inc 2 .625 02/15/29 20,241
30,200,000 T-Mobile USA, Inc 3 .875 04/15/30 28,337
2,225,000 T-Mobile USA, Inc 3 .000 02/15/41 1,649
7,800,000 T-Mobile USA, Inc 3 .300 02/15/51 5,546
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 388
2,325,000 Verizon Communications, Inc 1 .680 10/30/30 1,877
EUR 200,000 Verizon Communications, Inc 4 .250 10/31/30 224
8,000,000 Verizon Communications, Inc 1 .750 01/20/31 6,453
17,100,000 Verizon Communications, Inc 2 .550 03/21/31 14,567
35,551,000 Verizon Communications, Inc 2 .355 03/15/32 29,166
EUR 300,000 Verizon Communications, Inc 2 .875 01/15/38 280
14,450,000 Verizon Communications, Inc 2 .650 11/20/40 10,317
7,625,000 Verizon Communications, Inc 3 .400 03/22/41 6,062
GBP 1,000,000 g Vmed O2 UK Financing I plc 4 .500 07/15/31 983
6,550,000 Vodafone Group plc 4 .375 02/19/43 5,561
5,125,000 Vodafone Group plc 4 .250 09/17/50 4,175
TOTAL TELECOMMUNICATION SERVICES 234,592
TRANSPORTATION - 0.4%
1,850,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 1,471
2,000,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 1,585
2,700,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,738
4,075,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,966
1,300,000 Canadian Pacific Railway Co 2 .050 03/05/30 1,104
5,600,000 Canadian Pacific Railway Co 3 .100 12/02/51 4,004
2,040,000 CSX Corp 2 .600 11/01/26 1,918
4,000,000 CSX Corp 3 .250 06/01/27 3,818
1,525,000 CSX Corp 3 .800 03/01/28 1,484
14,175,000 CSX Corp 4 .250 03/15/29 13,999

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,550,000 g Empresa de los Ferrocarriles del Estado 3 .068% 08/18/50 $ 965
3,175,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,082
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,082
5,100,000 Union Pacific Corp 2 .891 04/06/36 4,210
2,275,000 Union Pacific Corp 3 .839 03/20/60 1,842
TOTAL TRANSPORTATION 47,268
UTILITIES - 3.1%
1,650,000 AEP Transmission Co LLC 3 .100 12/01/26 1,569
1,650,000 AEP Transmission Co LLC 4 .000 12/01/46 1,410
4,750,000 AEP Transmission Co LLC 2 .750 08/15/51 3,158
1,175,000 AEP Transmission Co LLC 5 .400 03/15/53 1,224
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,156
3,475,000 Alabama Power Co 4 .150 08/15/44 2,982
6,025,000 Alabama Power Co 3 .450 10/01/49 4,517
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,603
2,750,000 American Water Capital Corp 3 .000 12/01/26 2,584
4,000,000 American Water Capital Corp 2 .800 05/01/30 3,560
8,500,000 American Water Capital Corp 2 .300 06/01/31 7,176
2,375,000 American Water Capital Corp 4 .000 12/01/46 1,957
4,500,000 American Water Capital Corp 3 .750 09/01/47 3,624
1,050,000 AmeriGas Partners LP 5 .875 08/20/26 1,004
5,788,000 Appalachian Power Co 4 .450 06/01/45 4,926
8,475,000 Atmos Energy Corp 1 .500 01/15/31 6,765
1,175,000 Atmos Energy Corp 4 .125 10/15/44 1,020
6,500,000 Baltimore Gas & Electric Co 3 .750 08/15/47 5,168
3,700,000 g Becle SAB de C.V. 2 .500 10/14/31 3,004
5,925,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 5,625
6,225,000 Black Hills Corp 4 .250 11/30/23 6,180
1,075,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 951
3,550,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 3,605
EUR 350,000 CEZ AS. 0 .875 12/02/26 337
2,975,000 CMS Energy Corp 3 .600 11/15/25 2,845
3,500,000 Commonwealth Edison Co 5 .900 03/15/36 3,772
8,250,000 Commonwealth Edison Co 3 .000 03/01/50 5,818
5,100,000 Commonwealth Edison Co 2 .750 09/01/51 3,382
3,800,000 Consumers Energy Co 2 .650 08/15/52 2,504
2,650,000 Consumers Energy Co 2 .500 05/01/60 1,552
EUR 300,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 248
2,350,000 Dominion Energy, Inc 2 .250 08/15/31 1,935
4,000,000 Dominion Energy, Inc 3 .300 04/15/41 3,083
2,500,000 DTE Electric Co 3 .650 03/01/52 1,988
2,125,000 DTE Electric Co 5 .400 04/01/53 2,226
4,600,000 Duke Energy Florida LLC 3 .400 10/01/46 3,509
8,850,000 Duke Energy Indiana LLC 2 .750 04/01/50 5,847
6,100,000 Duke Energy Progress LLC 2 .500 08/15/50 3,821
EUR 300,000 Electricite de France S.A. 2 .000 10/02/30 282
3,445,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,637
2,000,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,201
4,000,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 3,364
6,900,000 Entergy Corp 0 .900 09/15/25 6,212
2,800,000 g Equate Petrochemical BV 2 .625 04/28/28 2,467
5,375,000 Eversource Energy 1 .650 08/15/30 4,325
6,350,000 Eversource Energy 3 .450 01/15/50 4,807
5,775,000 Florida Power & Light Co 3 .990 03/01/49 5,006
UGX 2,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 456
2,900,000 Indiana Michigan Power Co 3 .750 07/01/47 2,268
4,525,000 g Israel Electric Corp Ltd 4 .250 08/14/28 4,255
2,000,000 g Kallpa Generacion SA 4 .125 08/16/27 1,856
3,200,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,856
7,625,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 7,613

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,975,000 MidAmerican Energy Co 3 .650% 04/15/29 $ 6,653
5,400,000 MidAmerican Energy Co 3 .650 08/01/48 4,370
EUR 300,000 g Mondelez International Holdings Netherlands BV 1 .250 09/09/41 207
7,350,000 Nevada Power Co 2 .400 05/01/30 6,355
3,335,000 Nevada Power Co 5 .450 05/15/41 3,293
12,700,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 10,735
20,060,000 NiSource, Inc 1 .700 02/15/31 15,879
6,000,000 g NRG Energy, Inc 2 .450 12/02/27 5,133
2,750,000 Ohio Power Co 2 .600 04/01/30 2,384
6,150,000 Ohio Power Co 4 .150 04/01/48 5,286
4,925,000 Ohio Power Co 4 .000 06/01/49 4,110
1,280,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 1,293
425,000 ONE Gas, Inc 3 .610 02/01/24 418
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 549
2,775,000 PECO Energy Co 3 .000 09/15/49 1,981
3,700,000 PECO Energy Co 2 .800 06/15/50 2,510
650,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 589
3,000,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,603
200,000 g Perusahaan Listrik Negara PT 4 .875 07/17/49 163
5,000,000 g Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4 .000 06/30/50 3,566
750,000 Potomac Electric Power Co 7 .900 12/15/38 948
3,300,000 g Promigas S.A. ESP 3 .750 10/16/29 2,602
6,800,000 Public Service Co of Colorado 1 .875 06/15/31 5,554
2,100,000 Public Service Co of Colorado 4 .050 09/15/49 1,772
4,450,000 Public Service Co of Colorado 3 .200 03/01/50 3,292
6,970,000 Public Service Electric & Gas Co 3 .150 01/01/50 5,201
5,150,000 Public Service Electric and Gas Co 4 .900 12/15/32 5,269
3,500,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,336
20,000,000 Southern Co 4 .000 01/15/51 18,349
EUR 300,000 Southern Co 1 .875 09/15/81 256
8,475,000 Southern Co Gas Capital Corp 3 .875 11/15/25 8,244
EUR 500,000 Southern Power Co 1 .850 06/20/26 512
2,440,000 Southwestern Public Service Co 3 .400 08/15/46 1,812
4,089,036 g Sweihan PV Power Co PJSC 3 .625 01/31/49 3,351
350,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 313
3,300,000 Union Electric Co 5 .450 03/15/53 3,449
3,250,000 Virginia Electric & Power Co 2 .950 11/15/26 3,056
3,250,000 Virginia Electric & Power Co 3 .500 03/15/27 3,121
8,879,000 Virginia Electric & Power Co 3 .800 04/01/28 8,602
4,125,000 Wisconsin Power & Light Co 4 .100 10/15/44 3,353
3,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 3,019
2,240,000 Xcel Energy, Inc 4 .800 09/15/41 2,060
TOTAL UTILITIES 334,788
TOTAL CORPORATE BONDS 3,604,789
(Cost $4,057,101)
GOVERNMENT BONDS - 46.3%
AGENCY SECURITIES - 0.3%
2,911,000 Canal Barge Co, Inc 4 .500 11/12/34 2,862
203 Export-Import Bank of the United States 1 .822 05/03/25 0 ^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 17,797
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,473
8,225,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 7,832
TOTAL AGENCY SECURITIES 34,964
FOREIGN GOVERNMENT BONDS - 4.1%
2,000,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,821
750,000 g Africa Finance Corp 2 .875 04/28/28 618

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,325,000 e,g African Export-Import Bank 2 .634% 05/17/26 $ 2,077
3,925,000 g Angolan Government International Bond 8 .750 04/14/32 3,310
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 472
AUD 1,250,000 Australia Government Bond 1 .000 12/21/30 713
AUD 1,775,000 Australia Government Bond 1 .250 05/21/32 996
AUD 1,960,000 Australia Government Bond 1 .750 06/21/51 843
8,500,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 6,955
EUR 3,650,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 2,929
EUR 850,000 g Benin Government International Bond 4 .950 01/22/35 632
200,000 g Bermuda Government International Bond 4 .750 02/15/29 199
12,400,000 g BNG Bank NV 3 .000 09/20/23 12,286
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,930
8,000,000 g BNG Bank NV 0 .875 05/18/26 7,256
1,950,000 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,919
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 556
2,900,000 e Brazilian Government International Bond 4 .625 01/13/28 2,834
750,000 Brazilian Government International Bond 3 .875 06/12/30 671
EUR 3,700,000 Bundesrepublik Deutschland 1 .000 05/15/38 3,290
EUR 135,000 Bundesrepublik Deutschland 1 .250 08/15/48 117
EUR 2,465,000 Bundesrepublik Deutschland 0 .000 08/15/52 1,378
EUR 6,800,000 Bundesrepublik Deutschland Bundesanleihe 0 .000 08/15/31 6,134
EUR 380,000 Bundesrepublik Deutschland Bundesanleihe 0 .000 02/15/32 339
7,000,000 g Caisse d'Amortissement de la Dette Sociale 1 .125 11/29/24 6,632
CAD 1,400,000 g Canada Housing Trust No 1 .100 12/15/26 954
CAD 1,525,000 g Canada Housing Trust No 3 .550 09/15/32 1,149
CAD 1,650,000 Canadian Government Bond 3 .000 11/01/24 1,205
CAD 875,000 Canadian Government International Bond 2 .000 09/01/23 641
CAD 1,475,000 Canadian Government International Bond 2 .000 06/01/28 1,044
CAD 850,000 Canadian Government International Bond 2 .000 06/01/32 584
CAD 1,000,000 Canadian Government International Bond 5 .000 06/01/37 904
1,250,000 e Chile Government International Bond 2 .550 01/27/32 1,067
CNY 24,000,000 China Government Bond 2 .880 11/05/23 3,507
CNY 14,550,000 China Government Bond 2 .940 10/17/24 2,137
CNY 21,000,000 China Government Bond 1 .990 04/09/25 3,027
CNY 47,400,000 China Government Bond 3 .120 12/05/26 7,024
CNY 20,200,000 China Government Bond 2 .500 07/25/27 2,916
CNY 16,100,000 China Government Bond 3 .270 11/19/30 2,427
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,033
CNY 10,000,000 China Government Bond 3 .390 03/16/50 1,486
CNY 4,700,000 China Government Bond 3 .810 09/14/50 751
CNY 4,700,000 China Government Bond 3 .720 04/12/51 741
NOK 7,000,000 City of Oslo Norway 2 .050 10/31/24 649
3,425,000 Colombia Government International Bond 3 .250 04/22/32 2,546
1,700,000 Colombia Government International Bond 5 .000 06/15/45 1,186
COP 3,300,000,000 Colombian TES 7 .750 09/18/30 577
275,000 g Costa Rica Government International Bond 6 .550 04/03/34 276
2,200,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,917
CZK 26,950,000 Czech Republic Government Bond 1 .750 06/23/32 978
5,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 4,799
DOP 8,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 143
3,500,000 g Dominican Republic Government International Bond 4 .875 09/23/32 2,968
2,950,000 g Dominican Republic Government International Bond 6 .500 02/15/48 2,494
24,960 g Ecuador Government International Bond 0 .000 07/31/30 7
141,600 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 66
99,120 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 33
425,000 g Egypt Government International Bond 5 .750 05/29/24 385
EGP 19,025,000 Egypt Government International Bond 15 .900 07/02/24 568
1,500,000 g Egypt Government International Bond 5 .800 09/30/27 1,050
725,000 g Egypt Government International Bond 7 .600 03/01/29 504
EUR 1,100,000 g Egypt Government International Bond 5 .625 04/16/30 711
EUR 700,000 g Egypt Government International Bond 6 .375 04/11/31 452

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 325,000 g Egypt Government International Bond 7 .053% 01/15/32 $ 202
2,700,000 g Egypt Government International Bond 8 .500 01/31/47 1,564
650,000 g El Salvador Government International Bond 6 .375 01/18/27 361
1,445,000 g El Salvador Government International Bond 7 .125 01/20/50 656
1,425,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,030
3,500,000 European Investment Bank 4 .875 02/15/36 3,881
2,000,000 g Export-Import Bank of India 3 .875 02/01/28 1,889
2,000,000 g Export-Import Bank of India 2 .250 01/13/31 1,611
2,800,000 Export-Import Bank of Korea 0 .750 09/21/25 2,553
3,350,000 Export-Import Bank of Korea 1 .250 09/21/30 2,690
EUR 1,325,000 French Republic Government Bond OAT 0 .750 11/25/28 1,297
EUR 1,525,000 French Republic Government Bond OAT 1 .250 05/25/36 1,334
EUR 2,775,000 g French Republic Government Bond OAT 0 .500 05/25/40 1,963
EUR 860,000 French Republic Government Bond OAT 0 .750 05/25/52 511
EUR 960,000 g French Republic Government Bond OAT 0 .750 05/25/53 554
2,325,000 †,g Ghana Government International Bond 8 .125 03/26/32 802
1,000,000 †,g Ghana Government International Bond 8 .627 06/16/49 330
450,000 g Guatemala Government International Bond 4 .375 06/05/27 434
EUR 1,250,000 g Hellenic Republic Government International Bond 1 .500 06/18/30 1,137
EUR 725,000 g Hellenic Republic Government International Bond 0 .750 06/18/31 601
4,305,000 g Hong Kong Government International Bond 4 .625 01/11/33 4,556
HUF 345,000,000 Hungary Government Bond 5 .500 06/24/25 870
HUF 336,050,000 Hungary Government International Bond 3 .000 06/26/24 854
1,565,000 g Hungary Government International Bond 6 .125 05/22/28 1,601
1,725,000 g Hungary Government International Bond 5 .250 06/16/29 1,676
1,150,000 g Hungary Government International Bond 2 .125 09/22/31 882
CAD 1,475,000 Hydro-Quebec 5 .000 02/15/45 1,225
10,575,000 g Indonesia Government International Bond 4 .625 04/15/43 9,836
IDR 7,750,000,000 Indonesia Treasury Bond 8 .125 05/15/24 528
IDR 10,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 656
AUD 500,000 Inter-American Development Bank 4 .750 08/27/24 339
AUD 900,000 Inter-American Development Bank 2 .750 10/30/25 589
CAD 1,300,000 International Bank for Reconstruction & Development 1 .900 01/16/25 925
IDR 20,900,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,400
GBP 500,000 International Finance Corp 0 .250 12/15/25 555
1,281,250 g Iraq Government International Bond 5 .800 01/15/28 1,193
ILS 3,100,000 Israel Government International Bond 5 .500 01/31/42 1,032
ILS 3,200,000 Israel Government International Bond 3 .750 03/31/47 852
EUR 5,150,000 Italy Buoni Poliennali Del Tesoro 0 .450 02/15/29 4,654
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro 0 .950 08/01/30 1,666
EUR 425,000 †,g Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 272
EUR 1,000,000 g Ivory Coast Government International Bond 5 .875 10/17/31 889
EUR 100,000 g Ivory Coast Government International Bond 4 .875 01/30/32 82
1,372,973 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 1,278
2,850,000 Jamaica Government International Bond 7 .875 07/28/45 3,335
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,592
2,500,000 g Japan Finance Organization for Municipalities 1 .000 05/21/25 2,322
JPY 140,000,000 Japan Finance Organization for Municipalities 0 .020 03/13/26 1,054
JPY 498,000,000 Japan Government Five Year Bond 0 .005 09/20/26 3,754
JPY 327,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 2,473
JPY 162,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 1,213
JPY 225,000,000 Japan Government Thirty Year Bond 0 .500 09/20/46 1,475
JPY 105,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 670
JPY 132,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 861
JPY 118,500,000 Japan Government Thirty Year Bond 1 .300 06/20/52 898
JPY 119,300,000 Japan Government Thirty Year Bond 1 .600 12/20/52 970
JPY 202,000,000 Japan Government Twenty Year Bond 1 .400 09/20/34 1,666
JPY 93,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 691
JPY 219,000,000 Japan Government Twenty Year Bond 0 .500 12/20/38 1,571
JPY 153,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,055

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
JPY 385,000,000 Japan Government Twenty Year Bond 1 .100% 09/20/42 $ 2,943
JPY 320,000,000 Japan Government Two Year Bond 0 .005 11/01/24 2,414
$ 925,000 g Jordan Government International Bond 4 .950 07/07/25 884
500,000 g Jordan Government International Bond 7 .750 01/15/28 507
1,025,000 g Jordan Government International Bond 5 .850 07/07/30 911
975,000 g Kenya Government International Bond 7 .000 05/22/27 823
EUR 1,875,000 g Kingdom of Belgium Government Bond 0 .000 10/22/27 1,806
EUR 2,900,000 g Kingdom of Belgium Government Bond 0 .350 06/22/32 2,505
EUR 3,950,000 g Kingdom of Belgium Government Bond 1 .450 06/22/37 3,450
2,600,000 g Kommunalbanken AS. 2 .750 02/05/24 2,553
3,000,000 g Kommunalbanken AS. 1 .125 06/14/30 2,480
800,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 783
6,975,000 g Korea Electric Power Corp 1 .125 06/15/25 6,442
KRW 1,050,000,000 Korea Treasury Bond 2 .875 06/10/24 803
KRW 1,270,000,000 Korea Treasury Bond 1 .500 03/10/25 943
KRW 1,800,000,000 Korea Treasury Bond 1 .500 12/10/26 1,299
KRW 2,400,000,000 Korea Treasury Bond 2 .000 06/10/31 1,675
KRW 1,225,000,000 Korea Treasury Bond 2 .375 12/10/31 876
KRW 2,380,000,000 Korea Treasury Bond 2 .375 09/10/38 1,624
KRW 400,000,000 Korea Treasury Bond 1 .875 09/10/41 246
KRW 365,000,000 Korea Treasury Bond 2 .500 03/10/52 237
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 383
1,750,000 †,q Lebanon Government International Bond 6 .750 11/29/27 109
MYR 3,960,000 Malaysia Government Bond 3 .757 05/22/40 843
MYR 2,610,000 Malaysia Government Bond 4 .457 03/31/53 591
MXN 23,500,000 Mexican Bonos 5 .750 03/05/26 1,176
MXN 13,700,000 Mexican Bonos 8 .500 11/18/38 726
1,675,000 Mexico Government International Bond 5 .400 02/09/28 1,724
3,375,000 e Mexico Government International Bond 3 .250 04/16/30 3,022
3,001,000 Mexico Government International Bond 6 .050 01/11/40 3,050
6,650,000 Mexico Government International Bond 4 .280 08/14/41 5,434
3,500,000 Mexico Government International Bond 4 .600 02/10/48 2,851
5,075,000 Mexico Government International Bond 4 .400 02/12/52 3,959
1,975,000 g Morocco Government International Bond 5 .950 03/08/28 2,018
EUR 900,000 g Morocco Government International Bond 1 .500 11/27/31 732
4,050,000 g Morocco Government International Bond 5 .500 12/11/42 3,507
1,675,000 g Namibia Government International Bond 5 .250 10/29/25 1,588
EUR 400,000 g Netherlands Government International Bond 2 .750 01/15/47 442
EUR 380,000 g Netherlands Government International Bond 0 .000 01/15/52 201
AUD 500,000 New South Wales Treasury Corp 4 .000 05/20/26 341
AUD 2,690,000 New South Wales Treasury Corp 3 .000 04/20/29 1,745
NZD 2,485,000 New Zealand Government International Bond 0 .500 05/15/24 1,481
NZD 1,175,000 New Zealand Government International Bond 2 .750 04/15/25 708
NZD 625,000 New Zealand Government International Bond 4 .500 04/15/27 393
NZD 735,000 New Zealand Government International Bond 2 .000 05/15/32 385
925,000 g Nigeria Government International Bond 8 .375 03/24/29 761
NOK 17,250,000 g Norway Government Bond 2 .000 04/26/28 1,574
NOK 340,000 g Norway Government Bond 1 .250 09/17/31 28
1,100,000 g Oman Government International Bond 6 .000 08/01/29 1,104
2,400,000 g Oman Government International Bond 6 .250 01/25/31 2,440
21,300,000 g OMERS Finance Trust 2 .500 05/02/24 20,791
15,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 14,385
3,575,000 g OPEC Fund for International Development 4 .500 01/26/26 3,573
500,000 g Pakistan Government International Bond 6 .000 04/08/26 181
5,400,000 Panama Bonos del Tesoro 3 .362 06/30/31 4,482
2,025,000 Panama Government International Bond 4 .300 04/29/53 1,482
3,150,000 Panama Notas del Tesoro 3 .750 04/17/26 2,974
925,000 g Paraguay Government International Bond 5 .400 03/30/50 796
1,100,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,097
3,000,000 Peruvian Government International Bond 1 .862 12/01/32 2,267
1,970,000 Peruvian Government International Bond 3 .000 01/15/34 1,606

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
PEN 3,515,000 g Peruvian Government International Bond 5 .400% 08/12/34 $ 781
$ 2,645,000 Philippine Government International Bond 4 .200 03/29/47 2,279
CAD 875,000 Province of Ontario Canada 2 .150 06/02/31 583
CAD 875,000 Province of Ontario Canada 1 .900 12/02/51 415
CAD 650,000 Province of Quebec Canada 2 .750 09/01/27 468
6,000,000 Province of Quebec Canada 7 .500 09/15/29 7,145
2,050,000 g Qatar Government International Bond 3 .750 04/16/30 2,002
EUR 425,000 g Republic of Cameroon International Bond 5 .950 07/07/32 329
500,000 g Republic of Guatemala 4 .650 10/07/41 410
7,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,273
1,000,000 g Republic of Paraguay 6 .100 08/11/44 968
1,425,000 Republic of Poland Government International Bond 5 .750 11/16/32 1,514
2,935,000 Republic of Poland Government International Bond 5 .500 04/04/53 2,970
200,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 181
ZAR 18,725,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 902
ZAR 15,100,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 655
2,800,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 2,081
350,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 304
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,112
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 489
RON 6,075,000 Romanian Government International Bond 4 .000 10/25/23 1,312
1,850,000 g Romanian Government International Bond 3 .000 02/14/31 1,519
EUR 600,000 g Romanian Government International Bond 2 .000 01/28/32 458
EUR 500,000 g Romanian Government International Bond 2 .000 04/14/33 369
3,300,000 g Romanian Government International Bond 4 .000 02/14/51 2,298
3,550,000 g Rwanda International Government Bond 5 .500 08/09/31 2,544
3,000,000 g Saudi Government International Bond 3 .250 10/26/26 2,885
5,100,000 g Saudi Government International Bond 4 .500 04/17/30 5,087
6,150,000 g Saudi Government International Bond 3 .750 01/21/55 4,723
EUR 1,000,000 g Senegal Government International Bond 4 .750 03/13/28 909
EUR 425,000 g Senegal Government International Bond 5 .375 06/08/37 295
1,000,000 g Senegal Government International Bond 6 .750 03/13/48 692
EUR 1,250,000 g Serbia Government International Bond 1 .500 06/26/29 1,033
EUR 575,000 g Serbia Government International Bond 2 .050 09/23/36 376
3,450,000 g Serbia International Bond 2 .125 12/01/30 2,609
760,000 e,g Serbia International Bond 6 .500 09/26/33 754
RSD 96,000,000 Serbia Treasury Bonds 5 .875 02/08/28 888
RSD 31,700,000 Serbia Treasury Bonds 4 .500 08/20/32 246
2,000,000 South Africa Government International Bond 5 .875 09/16/25 2,000
EUR 2,550,000 g Spain Government International Bond 2 .750 10/31/24 2,758
EUR 845,000 g Spain Government International Bond 1 .400 07/30/28 847
EUR 1,475,000 g Spain Government International Bond 0 .600 10/31/29 1,374
EUR 625,000 g Spain Government International Bond 0 .100 04/30/31 534
EUR 2,350,000 g Spain Government International Bond 1 .200 10/31/40 1,741
3,100,000 State of Israel 3 .375 01/15/50 2,369
6,590,000 Svensk Exportkredit AB 1 .750 12/12/23 6,447
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 750
THB 24,400,000 Thailand Government International Bond 3 .300 06/17/38 759
EUR 1,000,000 g Ukraine Government International Bond 6 .750 06/20/28 179
EUR 2,025,000 g Ukraine Government International Bond 4 .375 01/27/32 374
GBP 485,000 United Kingdom Gilt 0 .125 01/31/28 512
GBP 1,220,000 United Kingdom Gilt 1 .625 10/22/28 1,375
GBP 425,000 United Kingdom Gilt 0 .500 01/31/29 442
GBP 2,665,000 United Kingdom Gilt 1 .750 09/07/37 2,560
GBP 275,000 United Kingdom Gilt 1 .250 10/22/41 225
GBP 575,000 United Kingdom Gilt 1 .500 07/22/47 444
GBP 1,875,000 United Kingdom Gilt 0 .625 10/22/50 1,057

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 1,475,000 United Kingdom Gilt 1 .500% 07/31/53 $ 1,061
UYU 21,800,000 g Uruguay Government International Bond 8 .500 03/15/28 520
$ 5,280,000 Uruguay Government International Bond 4 .375 01/23/31 5,243
UYU 20,300,000 Uruguay Government International Bond 8 .250 05/21/31 462
1,400,000 Uruguay Government International Bond 5 .100 06/18/50 1,400
TOTAL FOREIGN GOVERNMENT BONDS 450,668
MORTGAGE BACKED - 19.4%
6,956,056 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.900% 6 .460 12/25/41 6,668
6,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 9 .060 01/25/42 5,722
3,006,400 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 6.250% 6 .349 03/25/42 3,108
19,340,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 19,185
30,200,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.850% 8 .410 05/25/42 30,701
21,935,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 22,794
12,288,746 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 12,249
3,979,056 i FHLMC LIBOR 1 M + 5.920% 1 .236 03/15/44 385
8,366,612 i FHLMC LIBOR 1 M + 9.920% 2 .425 06/15/48 8,244
6,312,779 i FHLMC LIBOR 1 M + 9.840% 2 .345 10/15/48 6,063
13,598,499 FHLMC 3 .000 11/01/49 12,376
17,191,057 FHLMC 2 .000 09/25/50 2,004
36,889,814 FHLMC 2 .500 02/25/51 5,740
4,985,670 FHLMC 3 .000 11/01/51 4,519
34,341,056 FHLMC 3 .000 11/01/51 31,318
3,044,235 FHLMC 3 .000 11/01/51 2,786
4,361,364 FHLMC 3 .000 11/01/51 3,977
36,498,198 FHLMC 2 .000 02/01/52 30,294
40,884,843 FHLMC 2 .500 02/01/52 35,481
26,920,189 h FHLMC 2 .500 03/01/52 23,354
7,100,894 FHLMC 4 .000 04/01/52 6,796
17,112,206 FHLMC 3 .500 05/01/52 15,908
1,086,743 FHLMC 3 .500 06/01/52 1,015
18,061,362 FHLMC 4 .500 06/01/52 17,695
17,283,687 FHLMC 4 .500 07/01/52 16,934
3,245,256 FHLMC 4 .000 08/25/52 2,845
6,003,319 FHLMC 4 .500 10/25/52 5,640
32,443,816 FHLMC 6 .000 11/01/52 33,139
7,182,356 FHLMC 5 .500 11/25/52 7,529
40 Federal Home Loan Mortgage Corp Gold (FGLMC) 7 .000 05/01/23 0 ^
6,076 FGLMC 8 .000 01/01/31 6
4,118 FGLMC 7 .000 01/01/32 4
229,398 FGLMC 4 .500 07/01/33 230
1,664,650 FGLMC 7 .000 12/01/33 1,760
487,559 FGLMC 4 .500 10/01/34 489
306,468 FGLMC 4 .500 04/01/35 308
461,429 FGLMC 7 .000 05/01/35 479
1,282,620 FGLMC 5 .000 06/01/36 1,311
443,727 FGLMC 5 .000 07/01/39 454
60,967 FGLMC 4 .500 12/01/43 61
33,965 FGLMC 4 .500 02/01/44 34
1,296,336 FGLMC 4 .500 10/01/44 1,296
608,455 FGLMC 4 .500 11/01/44 609
955,557 FGLMC 4 .500 11/01/44 956
582,230 FGLMC 4 .500 12/01/44 582
797,724 FGLMC 4 .500 12/01/44 798
3,357,968 FGLMC 3 .500 04/01/45 3,182
685,883 FGLMC 4 .500 05/01/45 672
14,741,095 FGLMC 3 .500 08/01/45 13,932
1,485,523 FGLMC 4 .500 06/01/47 1,497
2,628,317 FGLMC 4 .000 09/01/47 2,562
2,554,430 FGLMC 3 .500 12/01/47 2,415
9,312,787 FGLMC 4 .500 08/01/48 9,326

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,273,412 FGLMC 4 .500% 10/01/48 $ 4,279
6,888,889 FGLMC 3 .500 11/01/48 6,513
4,492 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 5
1,758 FNMA 9 .000 11/01/25 2
2,094,204 FNMA 3 .500 05/01/32 2,040
13,042,587 FNMA 3 .000 10/01/32 12,472
225,002 FNMA 4 .500 10/01/33 226
406,430 FNMA 4 .500 05/01/35 407
2,505,962 FNMA 5 .000 05/01/35 2,559
1,173,856 FNMA 5 .000 10/01/35 1,199
984,284 FNMA 5 .000 02/01/36 1,005
25,255,825 FNMA 4 .000 11/01/37 24,864
2,779,309 FNMA 5 .500 11/01/38 2,886
1,013,881 FNMA 3 .000 10/01/39 948
12,269,622 FNMA 3 .000 05/01/40 11,408
1,682,222 FNMA 5 .000 09/01/40 1,718
3,523,034 FNMA 5 .000 05/01/41 3,598
29,265,673 FNMA 2 .000 03/01/42 25,156
9,434,064 FNMA 4 .000 09/01/42 9,210
7,250,683 FNMA 3 .500 04/01/43 6,915
6,340,396 FNMA 3 .500 09/01/43 6,060
5,234,044 i FNMA LIBOR 1 M + 5.950% 1 .105 09/25/43 596
6,493,114 FNMA 4 .500 03/01/44 6,530
31,502,899 FNMA 4 .000 05/01/44 30,679
2,973,226 FNMA 4 .500 06/01/44 2,969
2,934,832 FNMA 4 .500 10/01/44 2,930
4,890,966 FNMA 4 .500 11/01/44 4,883
1,540,035 FNMA 5 .000 11/01/44 1,573
1,820,265 FNMA 4 .500 12/01/44 1,817
1,935,709 FNMA 4 .000 01/01/45 1,890
536,043 FNMA 4 .500 03/01/45 536
283,291 FNMA 4 .500 04/01/45 283
6,683,413 FNMA 3 .500 05/01/45 6,330
8,602,983 FNMA 3 .500 01/01/46 8,125
1,001,830 FNMA 4 .000 04/01/46 976
7,011,534 FNMA 3 .500 06/01/46 6,622
8,880,622 FNMA 3 .500 07/01/46 8,387
15,623,178 FNMA 3 .500 07/01/46 14,902
1,471,210 FNMA 3 .000 10/01/46 1,331
8,890,845 FNMA 3 .500 10/01/46 8,397
3,526,859 FNMA 4 .500 05/01/47 3,547
361,584 FNMA 3 .000 11/01/47 327
6,561,781 FNMA 3 .500 11/01/47 6,247
14,179,064 FNMA 3 .500 01/01/48 13,391
5,795,240 FNMA 4 .500 01/01/48 5,797
5,187,400 FNMA 4 .500 02/01/48 5,189
3,979,459 FNMA 4 .500 05/01/48 3,981
2,887,252 FNMA 4 .500 05/01/48 2,888
7,988,195 FNMA 5 .000 08/01/48 8,132
455,210 FNMA 3 .000 06/01/49 400
18,643,751 FNMA 3 .000 07/01/50 16,951
12,065,239 FNMA 2 .000 08/25/50 1,694
32,455,582 FNMA 2 .500 11/25/50 4,713
10,702,407 FNMA 3 .000 12/25/50 1,653
3,998,488 FNMA 3 .000 02/25/51 725
77,149,498 FNMA 2 .000 04/01/51 63,957
11,746,041 FNMA 3 .000 09/01/51 10,660
11,991,526 FNMA 2 .500 11/25/51 1,565
32,176,921 FNMA 2 .000 12/01/51 26,676
10,981,454 FNMA 2 .000 01/01/52 9,186
27,707,265 h FNMA 2 .000 02/01/52 22,997

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 29,691,753 FNMA 2 .500% 02/01/52 $ 25,758
34,197,477 h FNMA 2 .500 02/01/52 29,677
9,677,192 FNMA 2 .500 02/01/52 8,379
12,837,482 FNMA 3 .500 02/01/52 12,030
36,368,145 FNMA 2 .000 03/01/52 30,151
6,147,082 FNMA 2 .000 03/01/52 5,096
21,245,841 FNMA 3 .000 04/01/52 19,143
63,148,485 h FNMA 3 .000 04/01/52 56,958
4,028,172 FNMA 3 .500 04/01/52 3,743
44,264,879 FNMA 4 .000 05/01/52 42,353
49,853,321 FNMA 3 .500 06/01/52 46,424
30,669,975 FNMA 4 .000 06/01/52 29,333
8,973,250 FNMA 4 .500 06/01/52 8,792
56,157,750 FNMA 4 .000 07/01/52 53,727
17,294,665 FNMA 4 .000 07/01/52 16,544
8,116,908 FNMA 4 .500 07/01/52 7,954
8,668,642 FNMA 4 .500 07/01/52 8,497
5,375,436 FNMA 4 .500 07/01/52 5,267
9,151,070 FNMA 4 .500 07/25/52 8,535
53,777,918 FNMA 5 .000 08/01/52 53,648
5,358,063 FNMA 4 .500 08/25/52 4,859
21,445,503 FNMA 4 .000 09/01/52 20,510
112,894,259 FNMA 4 .500 09/01/52 110,608
23,959,706 FNMA 5 .000 09/01/52 23,894
4,068,683 FNMA 4 .000 09/25/52 3,536
4,641,881 FNMA 4 .000 09/25/52 4,317
48,442,287 FNMA 4 .000 10/01/52 46,330
17,694,717 FNMA 5 .000 10/01/52 17,646
3,886,306 FNMA 4 .500 10/25/52 3,853
4,438,570 FNMA 4 .500 10/25/52 4,410
27,141,331 h FNMA 4 .500 11/01/52 26,591
7,202,819 FNMA 5 .500 11/25/52 7,394
27,477,480 FNMA 5 .500 02/01/53 27,754
6,638,748 Freddie Mac REMICS 3 .000 10/25/50 4,910
835,547 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.650% 6 .210 01/25/34 820
1,284,796 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.500% 6 .060 10/25/41 1,224
1,465,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.400% 7 .960 10/25/41 1,377
2,590,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 2,575
4,165,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 5.650% 8 .647 04/25/42 4,072
1,410,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 4.350% 8 .910 04/25/42 1,388
25,280,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 25,487
3,100,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.550% 8 .110 08/25/42 3,037
15,170,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.700% 8 .260 09/25/42 15,455
970,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 3.650% 7 .578 11/25/41 913
22,630,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.400% 6 .960 02/25/42 22,012
31,100,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.500% 9 .060 06/25/42 32,313
16,775,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560 07/25/42 16,747
10,780,423 Government National Mortgage Association (GNMA) 3 .700 10/15/33 10,442
176,253 GNMA 5 .000 04/15/38 181
227,252 GNMA 6 .500 11/20/38 241
822,077 GNMA 5 .000 06/15/39 846
440,196 GNMA 5 .000 06/15/39 451
9,769,491 GNMA 3 .700 08/15/40 9,435
10,303,427 GNMA 2 .500 12/20/43 9,347
4,448,040 GNMA 3 .000 03/20/45 3,995
4,436,540 GNMA 4 .500 12/20/45 4,424
3,986,910 GNMA 4 .000 06/20/46 524
7,670,658 i GNMA LIBOR 1 M + 6.100% 1 .339 03/20/50 980
15,976,797 GNMA 3 .000 11/20/51 12,215
16,129,174 GNMA 3 .000 01/20/52 12,499
5,760,455 GNMA 2 .500 02/20/52 4,926

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,583,655 GNMA 2 .500% 05/20/52 $ 4,912
105,017,065 GNMA 3 .000 05/20/52 95,644
4,875,816 GNMA 3 .500 07/20/52 4,570
5,229,681 GNMA 4 .000 07/20/52 4,734
12,779,624 GNMA 4 .000 08/20/52 12,302
7,913,429 GNMA 4 .000 09/20/52 7,618
6,577,061 GNMA 4 .500 09/20/52 6,311
9,292,287 GNMA 4 .500 09/20/52 8,827
7,890,652 GNMA 4 .500 09/20/52 7,747
10,330,582 GNMA 5 .000 11/20/52 10,349
3,449,053 g,i GS Mortgage-Backed Securities Trust 2 .724 01/25/52 2,457
10,936,257 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 8,668
4,875,321 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 4,229
3,080,182 g,i GS Mortgage-Backed Securities Trust 2 .834 05/28/52 2,367
11,286,459 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 9,331
2,426,120 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,853
2,737,400 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 2,106
14,456,054 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 11,444
24,739,496 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 20,823
19,569,964 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 16,179
7,673,741 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 6,369
10,525,863 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 8,702
6,336,702 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 5,239
6,943,759 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 5,741
4,340,244 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 4,111
4,345,126 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 4,184
TOTAL MORTGAGE BACKED 2,114,698
MUNICIPAL BONDS - 3.0%
2,975,000 Chicago Housing Authority 3 .682 01/01/25 2,924
245,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 236
1,000,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 921
845,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 741
2,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 1,643
3,995,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 3,656
4,940,000 City of New York NY 3 .200 12/01/26 4,742
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4 .353 07/01/25 1,552
4,055,000 Commonwealth Financing Authority 3 .864 06/01/38 3,695
19,355,000 Commonwealth Financing Authority 3 .807 06/01/41 16,867
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .368 10/01/23 1,481
2,500,000 County of Miami-Dade FL Aviation Revenue 3 .285 10/01/23 2,481
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,383
2,250,000 County of Miami-Dade FL Aviation Revenue 3 .405 10/01/24 2,203
4,365,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 4,160
2,375,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,313
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,356
3,940,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 3,757
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,643
4,700,000 County of Miami-Dade FL Aviation Revenue 2 .529 10/01/30 4,088
3,730,000 County of Miami-Dade FL Aviation Revenue 3 .732 10/01/37 3,293
3,900,000 County of Miami-Dade FL Aviation Revenue 3 .982 10/01/41 3,379
9,160,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 8,331
2,000,000 Duke University 3 .199 10/01/38 1,647
5,080,000 Illinois Finance Authority 3 .944 08/15/47 4,127
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3 .375 09/01/35 4,196
1,360,000 New York City Housing Development Corp 3 .523 05/01/23 1,358

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,815,000 New York City Housing Development Corp 3 .573% 11/01/23 $ 1,799
1,000,000 New York City Housing Development Corp 3 .650 05/01/24 986
5,680,000 New York State Dormitory Authority 3 .998 07/01/39 5,105
10,605,000 New York State Dormitory Authority 4 .294 07/01/44 9,535
6,000,000 New York State Dormitory Authority 3 .879 07/01/46 4,962
5,000,000 New York State Thruway Authority 2 .256 01/01/25 4,787
6,460,000 New York State Thruway Authority 2 .406 01/01/26 6,097
4,750,000 New York State Thruway Authority 2 .500 01/01/27 4,437
3,400,000 Port of Corpus Christi Authority of Nueces County 3 .287 12/01/23 3,363
1,500,000 Port of Corpus Christi Authority of Nueces County 3 .387 12/01/24 1,467
1,000,000 Port of Corpus Christi Authority of Nueces County 3 .487 12/01/25 973
1,910,000 Public Finance Authority 4 .269 07/01/40 1,726
6,360,000 San Jose Redevelopment Agency 3 .375 08/01/34 5,767
13,060,000 State of California 4 .600 04/01/38 12,757
10,500,000 State of Illinois 3 .150 06/15/26 9,939
12,500,000 State of Illinois 3 .250 06/15/27 11,697
27,150,000 State of Illinois 5 .100 06/01/33 27,113
9,700,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 8,889
9,900,000 State of Wisconsin 3 .154 05/01/27 9,476
25,860,000 University of California 3 .063 07/01/25 25,222
17,045,000 University of California 3 .931 05/15/45 15,721
21,000,000 University of Chicago 4 .151 10/01/45 18,733
7,620,000 University of Massachusetts Building Authority 3 .097 11/01/35 6,516
13,000,000 University of Massachusetts Building Authority 3 .434 11/01/40 10,914
20,000,000 University of New Mexico 3 .532 06/20/32 19,002
1,500,000 Utah Municipal Power Agency 2 .512 07/01/23 1,491
2,160,000 Virginia Port Authority 4 .228 07/01/36 2,008
390,000 Washington Convention & Sports Authority 3 .969 10/01/30 371
TOTAL MUNICIPAL BONDS 324,026
U.S. TREASURY SECURITIES - 19.5%
4,500,000 United States Treasury Bond 4 .750 02/15/37 5,131
22,750,000 United States Treasury Bond 3 .500 02/15/39 22,475
12,050,000 United States Treasury Bond 3 .875 08/15/40 12,357
20,935,000 United States Treasury Bond 4 .375 05/15/41 22,775
6,000,000 United States Treasury Bond 2 .750 11/15/42 5,088
35,680,000 United States Treasury Bond 3 .000 05/15/45 31,068
41,710,000 United States Treasury Bond 2 .875 08/15/45 35,542
52,140,000 United States Treasury Bond 2 .500 05/15/46 41,402
1,075,000 United States Treasury Bond 3 .000 05/15/47 936
30,710,000 United States Treasury Bond 2 .750 11/15/47 25,549
6,155,000 United States Treasury Bond 3 .125 05/15/48 5,493
51,995,000 United States Treasury Bond 3 .000 08/15/48 45,404
20,120,000 United States Treasury Bond 3 .375 11/15/48 18,820
36,288,540 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 35,703
9,875,000 United States Treasury Note 0 .125 05/31/23 9,803
8,770,000 United States Treasury Note 0 .125 08/31/23 8,606
73,500,000 United States Treasury Note 0 .250 11/15/23 71,482
168,055,000 e United States Treasury Note 4 .625 02/28/25 169,690
10,000,000 United States Treasury Note 3 .875 03/31/25 9,970
2,205,000 United States Treasury Note 0 .250 10/31/25 2,010
177,485,000 United States Treasury Note 4 .000 02/15/26 178,220
2,765,000 United States Treasury Note 4 .625 03/15/26 2,828
30,850,000 United States Treasury Note 0 .500 10/31/27 26,770
397,491,000 United States Treasury Note 4 .000 02/29/28 404,664
1,250,000 United States Treasury Note 1 .250 09/30/28 1,103
35,045,000 United States Treasury Note 4 .000 02/28/30 35,970
71,248,000 United States Treasury Note 2 .875 05/15/32 67,803
278,866,400 United States Treasury Note 3 .500 02/15/33 279,302
10,000,000 United States Treasury Note 1 .125 08/15/40 6,610
85,325,800 United States Treasury Note 2 .375 02/15/42 68,614

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 26,721,000 United States Treasury Note 3 .250% 05/15/42 $ 24,651
91,758,000 United States Treasury Note 3 .375 08/15/42 86,152
46,545,000 United States Treasury Note 3 .875 02/15/43 46,960
256,002,000 United States Treasury Note 2 .250 02/15/52 190,902
117,961,100 United States Treasury Note 4 .000 11/15/52 125,186
TOTAL U.S. TREASURY SECURITIES 2,125,039
TOTAL GOVERNMENT BONDS 5,049,395
(Cost $5,319,497)
STRUCTURED ASSETS - 17.8%
ASSET BACKED - 6.5%
5,000,000 g,i AGL CLO 19 Ltd 7 .403 07/21/35 5,016
Series - 2022 19A (Class B1)
7,100,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 6 .442 01/17/35 6,953
Series - 2021 16A (Class B)
7,500,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 6 .308 04/20/34 7,247
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 3,877
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 5,687
Series - 2020 3 (Class D)
3,499,000 g AMSR Trust 3 .148 01/19/39 3,240
Series - 2019 SFR1 (Class C)
3,347,000 g AMSR Trust 3 .247 01/19/39 3,084
Series - 2019 SFR1 (Class D)
74,236 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 0 ^
Series - 2005 WMC1 (Class N1)
9,500,000 g Avis Budget Rental Car Funding AESOP LLC 1 .380 08/20/27 8,420
Series - 2021 1A (Class A)
4,400,000 g BHG Securitization Trust 1 .670 10/17/34 3,860
Series - 2021 B (Class B)
1,945,631 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,853
Series - 2019 A (Class A)
EUR 733,114 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 5 .124 05/22/31 730
Series - 2021 1A (Class D)
12,219,832 g Capital Automotive REIT 2 .690 02/15/50 11,624
Series - 2020 1A (Class A1)
5,748,708 g Capital Automotive REIT 1 .440 08/15/51 5,054
Series - 2021 1A (Class A1)
4,221,187 g Capital Automotive REIT 1 .920 08/15/51 3,698
Series - 2021 1A (Class A3)
9,787,500 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 8,406
Series - 2020 1A (Class A1)
5,000,000 Carvana Auto Receivables Trust 0 .970 03/10/28 4,645
Series - 2021 N2 (Class A2)
848,701 Carvana Auto Receivables Trust 1 .270 03/10/28 813
Series - 2021 N2 (Class D)
EUR 595,590 g,i Cassia SRL EURIBOR 3 M + 3.500% 6 .154 05/22/34 602
Series - 2022 1A (Class B)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 4,019
Series - 2020 1A (Class B1R)
627,826 i C-BASS Trust LIBOR 1 M + 0.160% 3 .485 07/25/36 593
Series - 2006 CB6 (Class A1)
17,237,875 g CF Hippolyta LLC 1 .690 07/15/60 15,653
Series - 2020 1 (Class A1)
5,069,288 g CF Hippolyta LLC 1 .990 07/15/60 4,283
Series - 2020 1 (Class A2)
2,951,196 g CF Hippolyta LLC 2 .280 07/15/60 2,665
Series - 2020 1 (Class B1)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 18,912,962 g CF Hippolyta LLC 1 .530% 03/15/61 $ 16,692
Series - 2021 1A (Class A1)
4,491,828 g CF Hippolyta LLC 1 .980 03/15/61 3,912
Series - 2021 1A (Class B1)
428,194 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 414
Series - 2004 2 (Class 1M2)
1,436,625 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 6 .028 07/20/30 1,425
Series - 2017 3A (Class A1)
2,000,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 6 .392 11/16/30 1,958
Series - 2017 5A (Class A2)
5,500,000 g,i CIFC Funding Ltd 7 .214 10/22/35 5,558
Series - 2022 7A (Class B1)
49,762 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 49
Series - 2002 1 (Class AF6)
6,520,000 i Citibank Credit Card Issuance Trust LIBOR 1 M + 0.770% 5 .569 05/14/29 6,489
Series - 2017 A6 (Class A6)
7,941,950 g DB Master Finance LLC 4 .021 05/20/49 7,544
Series - 2019 1A (Class A2II)
37,031,250 g DB Master Finance LLC 2 .045 11/20/51 32,576
Series - 2021 1A (Class A2I)
29,230,000 g DB Master Finance LLC 2 .493 11/20/51 24,813
Series - 2021 1A (Class A2II)
2,565,623 g Diamond Resorts Owner Trust 2 .890 02/20/32 2,454
Series - 2019 1A (Class A)
372,314 g Diamond Resorts Owner Trust 2 .700 11/21/33 342
Series - 2021 1A (Class C)
28,074,938 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 24,096
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 6 .395 07/18/30 3,710
Series - 2017 49A (Class BR)
4,000,000 g DT Auto Owner Trust 0 .840 10/15/26 3,879
Series - 2021 1A (Class C)
838,783 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .945 05/25/37 822
Series - 2007 2 (Class A2C)
3,197,909 g FCI Funding LLC 1 .130 04/15/33 3,110
Series - 2021 1A (Class A)
5,731,295 g FNA VI LLC 1 .350 01/10/32 5,217
Series - 2021 1A (Class A)
1,615,511 g,i GoldenTree Loan Opportunities IX Ltd LIBOR 3 M + 1.110% 5 .912 10/29/29 1,608
Series - 2014 9A (Class AR2)
43,700,000 g,i Gracie Point International Funding 30d Avg SOFR + 2.750% 7 .371 07/01/24 43,713
Series - 2022 2A (Class A)
6,925,000 g,i Gracie Point International Funding 30d Avg SOFR + 3.350% 7 .971 07/01/24 6,927
Series - 2022 2A (Class B)
4,000,000 g GSCG Trust 2 .936 09/06/34 3,519
Series - 2019 600C (Class A)
246,103 g HERO Funding Trust 3 .280 09/20/48 227
Series - 2017 2A (Class A1)
492,206 g HERO Funding Trust 4 .070 09/20/48 466
Series - 2017 2A (Class A2)
24,000,000 g Hertz Vehicle Financing LLC 1 .210 12/26/25 22,465
Series - 2021 1A (Class A)
1,262,083 g Hilton Grand Vacations Trust 2 .660 12/26/28 1,250
Series - 2017 AA (Class A)
1,088,546 g Hilton Grand Vacations Trust 2 .960 12/26/28 1,074
Series - 2017 AA (Class B)
3,081,959 g Hilton Grand Vacations Trust 2 .340 07/25/33 2,902
Series - 2019 AA (Class A)
356,838 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 348
Series - 2003 1 (Class M1)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,499,931 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .959% 01/17/38 $ 1,489
Series - 2018 SFR4 (Class B)
3,134,843 g JG Wentworth XXII LLC 3 .820 12/15/48 3,072
Series - 2010 3A (Class A)
5,000,000 g,i KKR Clo 32 Ltd LIBOR 3 M + 1.750% 6 .542 01/15/32 4,875
Series - 2020 32A (Class B)
3,500,000 g,i Madison Park Funding LV Ltd 7 .532 07/18/35 3,520
Series - 2022 55A (Class B1)
5,500,000 g,i Madison Park Funding XXI Ltd LIBOR 3 M + 1.650% 6 .442 10/15/32 5,371
Series - 2016 21A (Class A2RR)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 6 .364 11/15/28 521
Series - 2016 18A (Class BR)
3,500,000 g,i Massachusetts St LIBOR 3 M + 1.650% 6 .442 01/15/35 3,409
Series - 2021 3A (Class B)
3,795,864 g MVW LLC 1 .140 01/22/41 3,456
Series - 2021 1WA (Class A)
1,172,204 g MVW Owner Trust 2 .420 12/20/34 1,155
Series - 2017 1A (Class A)
1,363,511 g MVW Owner Trust 3 .450 01/21/36 1,328
Series - 2018 1A (Class A)
1,477,671 g MVW Owner Trust 2 .890 11/20/36 1,400
Series - 2019 1A (Class A)
4,907,521 g MVW Owner Trust 2 .220 10/20/38 4,597
Series - 2019 2A (Class A)
2,937,303 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 2,695
Series - 2020 HA (Class A)
5,268,702 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 4,607
Series - 2021 A (Class A)
2,521,719 g Navient Student Loan Trust 3 .390 12/15/59 2,404
Series - 2019 BA (Class A2A)
1,203,548 g,i Navient Student Loan Trust LIBOR 1 M + 0.980% 5 .664 12/15/59 1,180
Series - 2019 BA (Class A2B)
500,000 g,i NCMF Trust 8 .162 03/15/39 488
Series - 2022 MFP (Class D)
10,000,000 g,i Neuberger Berman CLO Ltd 6 .459 04/25/36 9,636
Series - 2022 48A (Class B)
8,600,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 6 .358 04/20/31 8,412
Series - 2019 31A (Class BR)
1,000,000 g,i Neuberger Berman Loan Advisers Clo 43 Ltd LIBOR 3 M + 1.600% 6 .392 07/17/35 970
Series - 2021 43A (Class B)
6,650,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 6 .445 01/18/36 6,502
Series - 2021 10A (Class B)
2,250,000 g,i OHA Credit Funding 6 Ltd LIBOR 3 M + 1.650% 6 .458 07/20/34 2,202
Series - 2020 6A (Class BR)
5,091,490 g OneMain Financial Issuance Trust 3 .840 05/14/32 5,057
Series - 2020 1A (Class A)
9,000,000 g OneMain Financial Issuance Trust 4 .890 10/14/34 8,845
Series - 2022 2A (Class A)
17,350,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 15,571
Series - 2020 2A (Class A)
21,646,000 g,i OneMain Financial Issuance Trust 30d Avg SOFR + 0.760% 5 .318 06/16/36 20,899
Series - 2021 1A (Class A2)
5,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 4,733
Series - 2021 A (Class A)
401,150 g Orange Lake Timeshare Trust 3 .100 11/08/30 390
Series - 2018 A (Class A)
8,000,000 g,i Palmer Square CLO Ltd 6 .439 04/20/35 7,831
Series - 2022 1A (Class B)
18,500,000 g PFS Financing Corp 1 .270 06/15/25 18,351
Series - 2020 A (Class A)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,000,000 g PFS Financing Corp 1 .000% 10/15/25 $ 8,783
Series - 2020 E (Class A)
9,861,000 g PFS Financing Corp 0 .970 02/15/26 9,482
Series - 2020 G (Class A)
1,450,000 g Progress Residential Trust 2 .711 11/17/40 1,215
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 931
Series - 2021 A (Class D)
15,420,000 Santander Drive Auto Receivables Trust 2 .220 09/15/26 15,078
Series - 2020 2 (Class D)
3,690,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 3,552
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1 .670 10/15/27 31,714
Series - 2021 4 (Class D)
20,288,625 g SERVPRO Master Issuer LLC 2 .394 04/25/51 16,599
Series - 2021 1A (Class A2)
1,151,439 g Sierra Timeshare Receivables Funding LLC 3 .500 06/20/35 1,137
Series - 2018 2A (Class A)
1,271,985 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 1,221
Series - 2019 1A (Class A)
1,964,457 g Sierra Timeshare Receivables Funding LLC 2 .590 05/20/36 1,894
Series - 2019 2A (Class A)
1,149,141 g Sierra Timeshare Receivables Funding LLC 2 .340 08/20/36 1,092
Series - 2019 3A (Class A)
1,495,857 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,394
Series - 2021 1A (Class A)
1,621,913 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,499
Series - 2021 1A (Class B)
899,195 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 829
Series - 2021 1A (Class C)
2,497,481 g SMB Private Education Loan Trust 2 .430 02/17/32 2,407
Series - 2016 B (Class A2A)
4,248,342 g SMB Private Education Loan Trust 2 .880 09/15/34 4,063
Series - 2017 A (Class A2A)
5,206,933 g SMB Private Education Loan Trust 2 .820 10/15/35 4,978
Series - 2017 B (Class A2A)
2,337,574 g SMB Private Education Loan Trust 3 .500 02/15/36 2,223
Series - 2018 A (Class A2A)
1,025,261 g SoFi Professional Loan Program LLC 2 .340 04/25/33 1,007
Series - 2016 D (Class A2B)
97,161 g SoFi Professional Loan Program LLC 2 .400 03/26/40 97
Series - 2017 A (Class A2B)
262,046 g SoFi Professional Loan Program LLC 2 .630 07/25/40 258
Series - 2017 C (Class A2B)
2,568,266 g SoFi Professional Loan Program LLC 2 .840 01/25/41 2,477
Series - 2017 F (Class A2FX)
4,655,253 g SoFi Professional Loan Program LLC 2 .950 02/25/42 4,501
Series - 2018 A (Class A2B)
1,859,845 g SoFi Professional Loan Program LLC 3 .690 06/15/48 1,787
Series - 2019 A (Class A2FX)
4,117,573 g SpringCastle America Funding LLC 1 .970 09/25/37 3,747
Series - 2020 AA (Class A)
9,021,000 g SpringCastle America Funding LLC 2 .660 09/25/37 8,189
Series - 2020 AA (Class B)
6,475,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 5,919
Series - 2020 1A (Class A2)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,217
Series - 2021 1A (Class A2)
129,522 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .745 09/25/34 126
Series - 2004 8 (Class M1)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,790,750 g Taco Bell Funding LLC 4 .970% 05/25/46 $ 1,748
Series - 2016 1A (Class A23)
26,534,125 g Taco Bell Funding LLC 1 .946 08/25/51 23,073
Series - 2021 1A (Class A2I)
16,204,875 g Taco Bell Funding LLC 2 .294 08/25/51 13,532
Series - 2021 1A (Class A2II)
7,000,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 6 .508 10/20/34 6,815
Series - 2017 8A (Class A2R)
1,275,000 g Tricon American Homes Trust 2 .049 07/17/38 1,155
Series - 2020 SFR1 (Class B)
440,000 Verizon Owner Trust 0 .770 04/21/25 424
Series - 2020 C (Class C)
19,384,725 g Wendy's Funding LLC 2 .370 06/15/51 16,260
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 702,970
OTHER MORTGAGE BACKED - 11.3%
3,000,000 g,i 20 Times Square Trust 3 .100 05/15/35 2,890
Series - 2018 20TS (Class B)
12,000,000 g,i 20 TSQ GROUNDCO LLC 3 .100 05/15/35 9,777
Series - 2018 20TS (Class E)
1,388,929 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 5 .591 12/18/37 1,366
Series - 2021 FL4 (Class A)
1,136,239 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 1,024
Series - 2015 6 (Class A9)
5,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .934 04/15/34 3,982
Series - 2021 ACEN (Class C)
5,176,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 3,516
Series - 2021 8 (Class A3)
GBP 420,888 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
5 .821 07/22/31 465
Series - 2021 1A (Class D)
1,067,340 i BANK 3 .952 11/15/50 919
Series - 2017 BNK8 (Class B)
2,500,000 i BANK 4 .096 11/15/50 2,084
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3 .093 10/17/52 850
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3 .203 12/15/52 3,250
Series - 2019 BN23 (Class AS)
1,000,000 i BANK 3 .851 07/15/60 838
Series - 2017 BNK6 (Class C)
1,683,144 BANK 2 .758 09/15/62 1,470
Series - 2019 BN20 (Class A2)
8,000,000 i BANK 3 .283 11/15/62 6,820
Series - 2019 BN24 (Class AS)
1,183,000 i BANK 3 .518 11/15/62 907
Series - 2019 BN24 (Class C)
6,797,713 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 5,620
Series - 2021 6 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 812
Series - 2018 CHRS (Class E)
3,949,623 BBCMS Mortgage Trust 3 .488 02/15/50 3,796
Series - 2017 C1 (Class ASB)
4,600,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 3,756
Series - 2020 IG2 (Class AM)
2,740,000 g,i Benchmark Mortgage Trust 3 .132 09/15/48 2,300
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .536 09/15/48 2,169
Series - 2020 IG3 (Class BXA)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,452,143 Benchmark Mortgage Trust 4 .016% 03/15/52 $ 3,230
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust 3 .784 05/15/52 2,650
Series - 2019 B11 (Class AS)
1,500,000 Benchmark Mortgage Trust 3 .419 08/15/52 1,305
Series - 2019 B12 (Class AS)
830,000 Benchmark Mortgage Trust 4 .241 05/15/53 788
Series - 2018 B7 (Class A3)
5,921,744 i Benchmark Mortgage Trust 4 .510 05/15/53 5,688
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2 .355 07/15/54 738
Series - 2021 B27 (Class B)
10,000,000 i Benchmark Mortgage Trust 2 .244 08/15/54 7,314
Series - 2021 B28 (Class B)
10,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 7,760
Series - 2021 B28 (Class AS)
3,000,000 i BENCHMARK Mortgage Trust 4 .272 02/15/51 2,488
Series - 2018 B2 (Class C)
9,500,000 BMARK AS 2 .612 09/15/54 7,476
Series - 2021 B29 (Class AS)
2,360,000 g BWAY Mortgage Trust 3 .402 02/10/44 1,860
Series - 2022 26BW (Class A)
5,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.921% 5 .605 12/15/38 4,826
Series - 2021 CIP (Class A)
7,500,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 5 .955 12/15/38 7,177
Series - 2021 CIP (Class B)
1,235,704 g,i BX TRUST 7 .776 08/15/39 1,230
Series - 2022 PSB (Class B)
1,325,000 g BXP Trust 3 .459 08/13/37 1,164
Series - 2017 CC (Class A)
5,000,000 g BXP Trust 2 .618 01/15/44 3,865
Series - 2021 601L (Class A)
10,000,000 g,i BXP Trust 2 .775 01/15/44 7,086
Series - 2021 601L (Class C)
5,500,000 g,i BXP Trust 2 .775 01/15/44 3,593
Series - 2021 601L (Class D)
3,601,711 CD Mortgage Trust 2 .622 08/10/49 3,422
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2 .926 08/10/49 8,099
Series - 2016 CD1 (Class AM)
5,750,000 i CD Mortgage Trust 3 .879 11/10/49 5,056
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 3 .980 11/10/49 809
Series - 2016 CD2 (Class C)
753,959 CD Mortgage Trust 3 .453 02/10/50 725
Series - 2017 CD3 (Class AAB)
500,000 i CD Mortgage Trust 4 .546 02/10/50 327
Series - 2017 CD3 (Class C)
4,340,482 CD Mortgage Trust 3 .220 08/15/50 4,139
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2 .812 08/15/57 3,161
Series - 2019 CD8 (Class ASB)
889,534 CFCRE Commercial Mortgage Trust 3 .121 05/10/58 834
Series - 2016 C4 (Class AHR)
349,752 i CHL Mortgage Pass-Through Trust 3 .798 02/20/35 344
Series - 2004 HYB9 (Class 1A1)
2,500,000 g,i Citigroup Commercial Mortgage Trust 3 .518 05/10/35 2,239
Series - 2013 375P (Class B)
4,500,000 g Citigroup Commercial Mortgage Trust 3 .341 05/10/36 4,409
Series - 2019 PRM (Class A)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 731,301 i Citigroup Commercial Mortgage Trust 3 .732% 04/10/46 $ 730
Series - 2013 GC11 (Class B)
2,400,000 Citigroup Commercial Mortgage Trust 4 .023 03/11/47 2,357
Series - 2014 GC19 (Class A4)
1,700,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 1,591
Series - 2015 GC29 (Class B)
3,000,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 2,735
Series - 2015 GC29 (Class C)
4,764,505 Citigroup Commercial Mortgage Trust 3 .243 08/15/50 4,547
Series - 2017 B1 (Class AAB)
6,765,000 Citigroup Commercial Mortgage Trust 3 .764 10/12/50 6,129
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,919
Series - 2015 GC33 (Class A4)
5,000,000 g COMM Mortgage Trust 3 .244 10/10/29 4,737
Series - 2017 PANW (Class A)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,556
Series - 2022 HC (Class C)
581,521 i COMM Mortgage Trust 4 .489 07/10/45 580
Series - 2013 CR9 (Class A4)
266,329 COMM Mortgage Trust 2 .853 10/15/45 257
Series - 2012 CR4 (Class A3)
4,197,221 g,i COMM Mortgage Trust 3 .969 06/10/46 3,994
Series - 2013 CR8 (Class B)
2,000,000 g,i COMM Mortgage Trust 4 .866 08/10/46 1,981
Series - 2013 CR10 (Class B)
5,000,000 g,i COMM Mortgage Trust 4 .866 08/10/46 4,903
Series - 2013 CR10 (Class C)
3,000,000 COMM Mortgage Trust 4 .199 03/10/47 2,929
Series - 2014 UBS2 (Class AM)
750,000 COMM Mortgage Trust 4 .174 05/10/47 728
Series - 2014 CR17 (Class AM)
2,500,000 g,i COMM Mortgage Trust 4 .767 06/10/47 1,746
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3 .917 10/10/47 5,090
Series - 2014 LC17 (Class A5)
5,205,000 i COMM Mortgage Trust 4 .188 10/10/47 5,026
Series - 2014 LC17 (Class AM)
2,288,546 i COMM Mortgage Trust 4 .490 10/10/47 2,195
Series - 2014 LC17 (Class B)
2,825,979 i COMM Mortgage Trust 3 .829 02/10/48 2,653
Series - 2015 LC19 (Class B)
1,000,000 g COMM Mortgage Trust 3 .000 03/10/48 713
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust 3 .309 03/10/48 1,384
Series - 2015 CR22 (Class A5)
3,382,775 i COMM Mortgage Trust 3 .603 03/10/48 3,207
Series - 2015 CR22 (Class AM)
2,000,000 i COMM Mortgage Trust 3 .926 03/10/48 1,878
Series - 2015 CR22 (Class B)
2,696,000 i COMM Mortgage Trust 4 .070 03/10/48 2,449
Series - 2015 CR22 (Class C)
7,380,000 COMM Mortgage Trust 3 .801 05/10/48 6,978
Series - 2015 CR23 (Class AM)
4,500,000 i COMM Mortgage Trust 4 .183 05/10/48 4,224
Series - 2015 CR23 (Class B)
2,549,000 i COMM Mortgage Trust 4 .295 05/10/48 2,347
Series - 2015 CR23 (Class C)
2,073,925 COMM Mortgage Trust 3 .421 07/10/48 2,021
Series - 2015 LC21 (Class ASB)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,000,000 i COMM Mortgage Trust 3 .463% 08/10/48 $ 3,214
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3 .696 08/10/48 2,447
Series - 2015 CR24 (Class A5)
5,000,000 i COMM Mortgage Trust 4 .028 08/10/48 4,742
Series - 2015 CR24 (Class AM)
2,000,000 i COMM Mortgage Trust 4 .346 08/10/48 1,887
Series - 2015 CR24 (Class B)
1,467,000 i COMM Mortgage Trust 4 .346 08/10/48 1,339
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust 3 .612 10/10/48 1,294
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3 .630 10/10/48 3,075
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust 3 .774 10/10/48 1,989
Series - 2015 LC23 (Class A4)
1,875,000 i COMM Mortgage Trust 4 .467 10/10/48 1,754
Series - 2015 CR26 (Class B)
4,855,000 i COMM Mortgage Trust 4 .565 10/10/48 4,421
Series - 2015 LC23 (Class C)
996,278 COMM Mortgage Trust 3 .651 02/10/49 946
Series - 2016 CR28 (Class AHR)
4,650,000 i COMM Mortgage Trust 4 .605 02/10/49 4,386
Series - 2016 CR28 (Class B)
6,500,000 COMM Mortgage Trust 3 .263 08/15/57 5,543
Series - 2019 GC44 (Class AM)
2,000,000 i COMM Mortgage Trust 3 .524 08/15/57 1,538
Series - 2019 GC44 (Class C)
2,600,000 i COMM MORTGAGE TRUST 4 .341 05/10/51 2,438
Series - 2018 COR3 (Class AM)
18,155,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 18,294
Series - 2022 R03 (Class 1M2)
5,970,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.000% 7 .560 04/25/42 5,830
Series - 2022 R05 (Class 2M2)
9,405,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 9,422
Series - 2022 R08 (Class 1M2)
11,490,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 11,911
Series - 2022 R09 (Class 2M2)
10,250,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.750% 8 .318 12/25/42 10,346
Series - 2023 R01 (Class 1M2)
7,400,000 g,i Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 6,345
Series - 2017 CALI (Class B)
1,905,260 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 6 .284 05/15/36 1,864
Series - 2019 ICE4 (Class D)
8,374,901 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 6,910
Series - 2021 NQM8 (Class A3)
4,270,400 g,i CSMC Series 3 .388 10/25/59 3,727
Series - 2019 NQM1 (Class M1)
9,250,000 DBGS Mortgage Trust 4 .466 10/15/51 8,825
Series - 2018 C1 (Class A4)
7,308,386 DBJPM Mortgage Trust 2 .756 08/10/49 7,000
Series - 2016 C3 (Class ASB)
8,374,798 DBJPM Mortgage Trust 3 .121 06/10/50 7,983
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2 .340 08/15/53 4,209
Series - 2020 C9 (Class AM)
17,410,000 g DBUBS Mortgage Trust 3 .452 10/10/34 16,475
Series - 2017 BRBK (Class A)
15,500,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 14,363
Series - 2017 BRBK (Class B)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.120% 5 .805% 11/15/38 $ 4,759
Series - 2021 ELP (Class B)
7,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .005 11/15/38 6,634
Series - 2021 ELP (Class C)
6,870,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .803 11/15/38 6,414
Series - 2021 ELP (Class E)
4,999,900 g,i EQUS Mortgage Trust LIBOR 1 M + 0.755% 5 .439 10/15/38 4,819
Series - 2021 EQAZ (Class A)
4,729,905 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .984 10/15/38 4,332
Series - 2021 EQAZ (Class E)
2,387,404 g,i Flagstar Mortgage Trust 4 .035 10/25/47 2,124
Series - 2017 2 (Class B3)
139,929 g,i Flagstar Mortgage Trust 4 .000 09/25/48 131
Series - 2018 5 (Class A11)
3,246,160 g,i Flagstar Mortgage Trust 2 .500 04/25/51 2,565
Series - 2021 2 (Class A4)
9,301,957 g,i Flagstar Mortgage Trust 2 .500 06/01/51 7,350
Series - 2021 4 (Class A21)
1,000,000 Ford Credit Auto Owner Trust 5 .140 03/15/26 1,000
Series - 2023 A (Class A2A)
1,000,000 i Ford Credit Auto Owner Trust 30d Avg SOFR + 0.720% 5 .322 03/15/26 1,001
Series - 2023 A (Class A2B)
13,106,400 Freddie Mac REMICS 3 .000 09/25/50 9,827
Series - 2021 5160 (Class ZG)
4,040,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.500% 7 .060 01/25/42 3,738
Series - 2022 DNA1 (Class M2)
16,690,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460 04/25/42 16,587
Series - 2022 DNA3 (Class M1B)
3,480,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.750% 9 .310 02/25/42 3,320
Series - 2022 DNA2 (Class B1)
GBP 897,804 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
6 .993 11/20/33 997
Series - 2021 1A (Class GBD)
4,430,000 g GS Mortgage Securities Corp II 2 .954 11/05/34 3,288
Series - 2012 BWTR (Class A)
5,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 1.250% 5 .934 11/15/36 4,835
Series - 2021 ARDN (Class A)
2,600,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 8 .034 11/15/36 2,465
Series - 2021 ARDN (Class E)
1,130,000 g,i GS Mortgage Securities Corp II 3 .475 09/10/37 1,018
Series - 2017 375H (Class A)
2,500,000 g,i GS Mortgage Securities Corp II 3 .483 09/10/37 2,174
Series - 2017 375H (Class B)
1,350,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 1,273
Series - 2015 GC30 (Class AS)
5,235,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 1.850% 6 .534 07/15/31 3,992
Series - 2018 TWR (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 6 .384 07/15/31 1,639
Series - 2018 TWR (Class C)
542,987 GS Mortgage Securities Trust 3 .206 02/10/48 529
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3 .396 02/10/48 2,710
Series - 2015 GC28 (Class A5)
7,400,000 i GS Mortgage Securities Trust 4 .018 07/10/48 7,003
Series - 2015 GC32 (Class AS)
1,726,992 GS Mortgage Securities Trust 3 .278 10/10/48 1,669
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 1,819
Series - 2016 GS3 (Class AS)
1,500,000 i GS Mortgage Securities Trust 3 .954 11/10/49 1,244
Series - 2016 GS4 (Class C)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 GS Mortgage Securities Trust 3 .674% 03/10/50 $ 1,879
Series - 2017 GS5 (Class A4)
4,150,000 i GS Mortgage Securities Trust 3 .826 03/10/50 3,806
Series - 2017 GS5 (Class AS)
9,828,486 GS Mortgage Securities Trust 3 .230 05/10/50 9,415
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3 .433 05/10/50 5,574
Series - 2017 GS6 (Class A3)
2,540,000 i GS Mortgage Securities Trust 4 .025 05/10/50 2,321
Series - 2015 GC30 (Class B)
5,000,000 i GS Mortgage Securities Trust 4 .069 05/10/50 4,446
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,817
Series - 2017 GS8 (Class ABP)
4,844,000 i GS Mortgage Securities Trust 4 .328 11/10/50 4,138
Series - 2017 GS8 (Class C)
3,050,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,775
Series - 2019 GC38 (Class AS)
2,500,000 i GS Mortgage Securities Trust 3 .173 02/13/53 2,101
Series - 2020 GC45 (Class AS)
178,766 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 169
Series - 2019 PJ2 (Class A1)
466,971 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 440
Series - 2019 PJ2 (Class A4)
935,790 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 797
Series - 2020 PJ4 (Class A4)
1,313,884 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 1,118
Series - 2020 PJ5 (Class A4)
1,981,418 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,561
Series - 2020 PJ6 (Class A4)
12,700,832 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 10,035
Series - 2021 PJ5 (Class A4)
12,367,166 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 10,224
Series - 2022 PJ2 (Class A36)
4,460,618 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 3,688
Series - 2022 PJ4 (Class A36)
1,035,506 g,i GS Mortgage-Backed Securities Trust 3 .641 05/25/50 862
Series - 2020 PJ1 (Class B2)
2,474,162 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 1,952
Series - 2021 PJ2 (Class A4)
18,231,183 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 14,405
Series - 2021 PJ6 (Class A4)
10,373,745 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,197
Series - 2021 PJ8 (Class A4)
22,196,244 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 17,538
Series - 2021 PJ7 (Class A4)
7,551,952 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 6,243
Series - 2022 INV1 (Class A4)
9,645,671 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 7,974
Series - 2022 HP1 (Class A4)
7,146,023 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,908
Series - 2022 PJ5 (Class A36)
5,905,338 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 4,882
Series - 2022 PJ6 (Class A24)
8,556,124 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 7,314
Series - 2023 PJ1 (Class A24)
1,698,654 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .381 08/19/45 1,500
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,522
Series - 2016 10HY (Class A)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,500,000 g,i Hudson Yards Mortgage Trust 2 .977% 08/10/38 $ 2,243
Series - 2016 10HY (Class B)
7,250,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 6,330
Series - 2016 10HY (Class C)
2,750,000 †,g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,842
Series - 2019 55HY (Class E)
5,500,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 3,892
Series - 2019 55HY (Class D)
299,588 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .505 03/25/35 274
Series - 2004 11 (Class 2A1)
2,865,700 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 2,564
Series - 2020 NQM1 (Class A3)
1,043,500 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 881
Series - 2020 NQM1 (Class M1)
1,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .613 07/05/31 715
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .914 01/15/49 1,711
Series - 2015 JP1 (Class A5)
4,964,584 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .713 08/15/49 4,731
Series - 2016 JP2 (Class ASB)
4,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,353
Series - 2017 JP7 (Class A3)
3,155,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .065 01/16/37 2,811
Series - 2020 NNN (Class BFX)
260,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .157 01/15/46 258
Series - 2013 C13 (Class AS)
3,759,978 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 5 .695 12/25/44 3,546
Series - 2015 1 (Class B1)
211,898 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 192
Series - 2015 3 (Class A19)
2,241,629 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 2,040
Series - 2015 6 (Class A13)
421,922 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 379
Series - 2016 1 (Class A13)
1,135,183 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,008
Series - 2017 2 (Class A13)
2,272,923 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 2,006
Series - 2018 3 (Class A13)
1,084,806 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 958
Series - 2018 4 (Class A13)
3,188,947 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,773
Series - 2018 5 (Class A13)
2,045,345 g,i JP Morgan Mortgage Trust 3 .300 10/26/48 1,932
Series - 2017 5 (Class A2)
243,566 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 226
Series - 2018 8 (Class A13)
717,080 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 666
Series - 2018 9 (Class A13)
646,625 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 603
Series - 2019 1 (Class A15)
355,686 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 333
Series - 2019 1 (Class A3)
1,262,265 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567 10/25/49 1,213
Series - 2019 INV1 (Class A11)
6,676,361 g,i JP Morgan Mortgage Trust 3 .832 06/25/50 5,697
Series - 2020 1 (Class B2)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,505,862 g,i JP Morgan Mortgage Trust 2 .500% 10/25/51 $ 5,940
Series - 2021 6 (Class A15)
5,374,236 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 4,246
Series - 2021 7 (Class A15)
6,598,944 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 5,214
Series - 2021 8 (Class A15)
2,547,345 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,013
Series - 2021 10 (Class A15)
8,893,746 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 7,049
Series - 2021 11 (Class A15)
2,597,978 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 2,057
Series - 2021 12 (Class A15)
8,967,365 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 7,222
Series - 2021 INV6 (Class B1)
5,738,147 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 4,505
Series - 2021 INV6 (Class B2)
4,003,338 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 3,169
Series - 2021 14 (Class A15)
11,412,590 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 9,035
Series - 2021 15 (Class A15)
17,451,819 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 14,428
Series - 2022 2 (Class A25)
12,463,605 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 10,731
Series - 2022 LTV2 (Class A6)
653,728 i JPMBB Commercial Mortgage Securities Trust 4 .133 08/15/46 650
Series - 2013 C14 (Class A4)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3 .997 08/15/47 4,986
Series - 2014 C21 (Class AS)
2,686,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 2,539
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 2,819
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3 .611 05/15/48 2,445
Series - 2015 C29 (Class A4)
2,500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 2,381
Series - 2015 C29 (Class AS)
2,350,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 2,160
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,314
Series - 2015 C31 (Class AS)
9,952,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 9,290
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 2,633
Series - 2015 C31 (Class C)
1,820,000 i JPMBB Commercial Mortgage Securities Trust 4 .737 03/17/49 1,652
Series - 2016 C1 (Class C)
2,410,915 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 2,305
Series - 2017 JP5 (Class A4)
954,098 JPMCC Commercial Mortgage Securities Trust 3 .549 03/15/50 914
Series - 2017 JP5 (Class ASB)
1,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .762 03/15/50 774
Series - 2017 JP5 (Class C)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3 .068 12/15/49 817
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3 .694 03/15/50 2,822
Series - 2017 C5 (Class A5)
9,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 7,235
Series - 2020 COR7 (Class AS)
2,605,073 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 2,431
Series - 2013 GCP (Class A1)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,313,616 g Ladder Capital Commercial Mortgage Securities 3 .357% 07/12/50 $ 4,126
Series - 2017 LC26 (Class ASB)
EUR 589,114 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 579
Series - 2021 1A (Class E)
EUR 599,877 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 5 .032 08/17/31 595
Series - 2021 1A (Class D)
7,250,000 g Liberty Street Trust 3 .597 02/10/36 6,708
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 2 .976 08/15/34 3,794
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .335 09/10/39 1,229
Series - 2020 1MW (Class B)
539,246 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 503
Series - 2006 WMC1 (Class A1B)
2,736,535 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,606
Series - 2014 C19 (Class LNC1)
901,659 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 843
Series - 2014 C19 (Class LNC2)
4,650,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 4,450
Series - 2014 C19 (Class AS)
1,600,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 1,523
Series - 2015 C20 (Class AS)
1,250,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .455 02/15/48 1,162
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .338 03/15/48 2,389
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 6,123
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 2,834
Series - 2015 C22 (Class AS)
3,380,820 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 6 .062 11/15/23 3,179
Series - 2021 ILP (Class C)
2,795,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 2,681
Series - 2015 MS1 (Class A4)
265,169 †,i Morgan Stanley Capital I Trust 5 .674 12/12/49 111
Series - 2007 IQ16 (Class AJFX)
388,737 †,i Morgan Stanley Capital I Trust 5 .674 12/12/49 163
Series - 2007 IQ16 (Class AJ)
4,880,176 Morgan Stanley Capital I Trust 3 .304 06/15/50 4,693
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,351
Series - 2017 HR2 (Class A4)
2,840,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,642
Series - 2018 H3 (Class AS)
5,027,114 Morgan Stanley Capital I Trust 4 .310 12/15/51 4,809
Series - 2018 H4 (Class A4)
675,544 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 594
Series - 2021 4 (Class A4)
8,358,327 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,630
Series - 2021 5 (Class A9)
2,065,421 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,792
Series - 2021 6 (Class A4)
5,591,107 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,426
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3 .316 07/11/39 2,674
Series - 2017 712F (Class A)
1,200,000 g,i Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 1,145
Series - 2018 285M (Class A)
15,010,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 14,426
Series - 2019 MILE (Class A)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .707% 07/15/36 $ 4,643
Series - 2019 MILE (Class B)
2,900,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 7 .107 07/15/36 2,659
Series - 2019 MILE (Class C)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.829% 7 .657 07/15/36 4,507
Series - 2019 MILE (Class D)
703,488 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 658
Series - 2020 2PAC (Class A)
1,138,571 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 1,041
Series - 2019 NQM4 (Class A3)
980,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 797
Series - 2019 NQM4 (Class M1)
292,281 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .325 02/25/36 285
Series - 2005 3 (Class A1)
1,825,000 g,i NLT Trust 2 .569 08/25/56 1,212
Series - 2021 INV2 (Class M1)
11,318,019 g,i OBX Trust 2 .500 07/25/51 8,943
Series - 2021 J2 (Class A19)
9,903,852 g,i OBX Trust 4 .000 10/25/52 8,772
Series - 2022 INV5 (Class A13)
900,754 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 843
Series - 2018 1 (Class A2)
3,487,846 g,i Oceanview Mortgage Trust 2 .500 05/25/51 2,756
Series - 2021 1 (Class A19)
2,600,442 g,i Oceanview Mortgage Trust 4 .500 11/25/52 2,442
Series - 2022 1 (Class A1)
5,434,000 g Olympic Tower Mortgage Trust 3 .566 05/10/39 4,904
Series - 2017 OT (Class A)
5,120,000 g One Bryant Park Trust 2 .516 09/15/54 4,215
Series - 2019 OBP (Class A)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,947
Series - 2013 SMV (Class B)
15,120,353 g,i RCKT Mortgage Trust 2 .500 02/25/52 11,985
Series - 2022 2 (Class A22)
3,363,714 g,i RCKT Mortgage Trust 3 .500 06/25/52 2,888
Series - 2022 4 (Class A22)
644,247 g,i Sequoia Mortgage Trust 3 .500 05/25/45 586
Series - 2015 2 (Class A1)
580,339 g,i Sequoia Mortgage Trust 3 .500 06/25/46 523
Series - 2016 1 (Class A19)
143,134 g,i Sequoia Mortgage Trust 3 .500 02/25/47 128
Series - 2017 2 (Class A19)
2,097,082 g,i Sequoia Mortgage Trust 3 .726 09/25/47 1,920
Series - 2017 6 (Class B1)
953,595 g,i Sequoia Mortgage Trust 3 .500 03/25/48 857
Series - 2018 3 (Class A1)
93,521 g,i Sequoia Mortgage Trust 4 .000 09/25/48 87
Series - 2018 7 (Class A19)
307,200 g,i Sequoia Mortgage Trust 4 .000 06/25/49 286
Series - 2019 2 (Class A19)
1,425,148 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,279
Series - 2019 5 (Class A19)
6,043,051 g,i Sequoia Mortgage Trust 3 .000 04/25/50 5,085
Series - 2020 3 (Class A19)
6,156,394 g,i Sequoia Mortgage Trust 2 .500 06/25/51 4,864
Series - 2021 4 (Class A19)
444,827 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 401
Series - 2017 1 (Class A19)
7,750,000 g SLG Office Trust 2 .585 07/15/41 6,195
Series - 2021 OVA (Class A)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 26,865,000 g SLG Office Trust 2 .851% 07/15/41 $ 19,934
Series - 2021 OVA (Class D)
10,007,450 g,i SMR Mortgage Trust 6 .477 02/15/39 9,574
Series - 2022 IND (Class A)
9,530,905 g,i SMR Mortgage Trust 7 .777 02/15/39 9,003
Series - 2022 IND (Class C)
5,000,000 g,i SREIT Trust LIBOR 1 M + 0.822% 5 .506 11/15/36 4,807
Series - 2021 MFP2 (Class A)
6,930,000 g,i SREIT Trust LIBOR 1 M + 1.171% 5 .855 11/15/36 6,609
Series - 2021 MFP2 (Class B)
140,861 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .789 02/25/48 132
Series - 2018 SPI1 (Class M2)
29,416 g,i STACR 3 .834 05/25/48 28
Series - 2018 SPI2 (Class M2)
GBP 347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
5 .381 05/17/31 405
Series - 2021 UK1A (Class B)
GBP 506,281 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
5 .731 05/17/31 582
Series - 2021 UK1A (Class C)
GBP 423,225 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
5 .581 08/17/31 499
Series - 2021 UK4A (Class B)
10,091,698 UBS Commercial Mortgage Trust 3 .256 06/15/50 9,665
Series - 2017 C1 (Class ASB)
1,790,550 UBS Commercial Mortgage Trust 3 .366 10/15/50 1,713
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,346
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 1,669
Series - 2018 C13 (Class A4)
2,070,000 g,i Verus Securitization Trust 3 .207 11/25/59 1,766
Series - 2019 4 (Class M1)
1,265,943 g Verus Securitization Trust 1 .733 05/25/65 1,161
Series - 2020 5 (Class A3)
1,904,994 g,i Verus Securitization Trust 2 .240 10/25/66 1,555
Series - 2021 7 (Class A3)
1,367,358 g VSE VOI Mortgage LLC 2 .330 03/20/35 1,320
Series - 2017 A (Class A)
1,740,030 Wells Fargo Commercial Mortgage Trust 3 .405 12/15/47 1,668
Series - 2014 LC18 (Class A5)
1,570,000 Wells Fargo Commercial Mortgage Trust 3 .406 05/15/48 1,478
Series - 2015 NXS1 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,867
Series - 2015 NXS1 (Class B)
2,279,000 i Wells Fargo Commercial Mortgage Trust 4 .149 05/15/48 1,894
Series - 2015 NXS1 (Class D)
6,115,137 Wells Fargo Commercial Mortgage Trust 2 .788 07/15/48 5,872
Series - 2016 C35 (Class ASB)
9,620,566 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 9,201
Series - 2016 BNK1 (Class ASB)
9,580,690 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 9,158
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 813
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,829
Series - 2017 RB1 (Class AS)
12,358,127 Wells Fargo Commercial Mortgage Trust 3 .261 07/15/50 11,871
Series - 2017 C38 (Class ASB)
2,197,255 i Wells Fargo Commercial Mortgage Trust 3 .903 07/15/50 1,824
Series - 2017 C38 (Class C)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,603,082 Wells Fargo Commercial Mortgage Trust 3 .212% 09/15/50 $ 8,227
Series - 2017 C39 (Class ASB)
4,000,000 i Wells Fargo Commercial Mortgage Trust 3 .767 07/15/58 3,838
Series - 2015 NXS2 (Class A5)
1,000,000 i Wells Fargo Commercial Mortgage Trust 4 .279 07/15/58 939
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3 .749 03/15/59 5,591
Series - 2016 C33 (Class AS)
204,692 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 195
Series - 2019 2 (Class A17)
2,466,401 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 2,240
Series - 2019 4 (Class A1)
903,747 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 770
Series - 2020 4 (Class A17)
11,558,801 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 9,133
Series - 2021 2 (Class A17)
4,796,861 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,966
Series - 2021 INV1 (Class A17)
5,425,420 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 4,399
Series - 2021 INV1 (Class B1)
4,677,920 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 3,708
Series - 2022 2 (Class A18)
4,123,271 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 3,422
Series - 2022 INV1 (Class A18)
7,083,593 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 6,099
Series - 2022 INV1 (Class A17)
1,770,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 1,765
Series - 2013 C13 (Class AS)
3,639,052 i WFRBS Commercial Mortgage Trust 4 .079 03/15/46 3,592
Series - 2013 UBS1 (Class A4)
1,050,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 1,032
Series - 2013 C18 (Class A5)
2,185,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,139
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 3,727
Series - 2014 C24 (Class A5)
251,027 g,i WinWater Mortgage Loan Trust 3 .918 06/20/44 211
Series - 2014 1 (Class B4)
6,568,520 g,i Woodward Capital Management 3 .000 05/25/52 5,430
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,234,478
TOTAL STRUCTURED ASSETS 1,937,448
(Cost $2,160,995)
TOTAL BONDS 10,591,632
(Cost $11,537,593)
SHARES COMPANY
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
470,597 * Federal Home Loan Mortgage Corp (FHLMC) 748
1,527,061 * Federal National Mortgage Association (FNMA) 2,627
173,925 e Morgan Stanley 4,416
TOTAL FINANCIAL SERVICES 7,791
TOTAL PREFERRED STOCKS 7,791
(Cost $54,289)

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.0%
COMMERCIAL PAPER - 0.1%
$ 8,000,000 g HSBC USA, Inc 0 .000% 05/01/23 $ 7,966
TOTAL COMMERCIAL PAPER 7,966
GOVERNMENT AGENCY DEBT - 0.2%
10,000,000 Federal Farm Credit Bank (FFCB) 0 .000 04/06/23 9,996
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/14/23 9,986
TOTAL GOVERNMENT AGENCY DEBT 19,982
REPURCHASE AGREEMENT - 0.2%
25,710,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 25,710
TOTAL REPURCHASE AGREEMENT 25,710
TREASURY DEBT - 0.0%
4,000,000 United States Treasury Bill 0 .000 04/04/23 4,000
TOTAL TREASURY DEBT 4,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
158,904,346 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .840 158,904
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 158,904
TOTAL SHORT-TERM INVESTMENTS 216,562
(Cost $216,554)
TOTAL INVESTMENTS - 99.7% 10,863,007
(Cost $11,857,295)
OTHER ASSETS & LIABILITIES, NET - 0.3% 34,170
NET ASSETS - 100.0% $10,897,177

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $156,759,814.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $25,710,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rates 3.000%–3.125% and maturity dates 7/15/25–8/15/25, valued at $26,224,362.
Futures contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US 10YR Ultra 200 06/21/23  $ 23,500 $ 24,228 $ 727
CBOT 2 Year US Treasury Note Future 1,593 06/30/23 325,274 328,880 3,606
Ultra U.S. Treasury Bond Futures 500 06/21/23 68,991 70,562 1,572
Total 2,293  $ 417,765  $ 423,670  $ 5,905

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
Forward foreign currency contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 26,758 CNY 184,659 Australia and New Zealand Banking Group Limited 04/17/23  $ (155)
$ 10,300 CAD 13,747 Citibank N.A. 04/28/23  $ 124
$ 538 COP 2,630,960 Citibank N.A. 04/19/23 (25)
$ 15,900 GBP 12,825 Citibank N.A. 04/28/23 70
$ 903 IDR 13,728,278 Citibank N.A. 04/19/23 (15)
$ 962 ILS 3,488 Citibank N.A. 04/17/23 (8)
$ 7,626 KRW 9,847,234 Citibank N.A. 04/19/23 80
$ 2,428 NOK 23,886 Citibank N.A. 04/28/23 144
$ 652 RON 3,029 Citibank N.A. 04/18/23 (12)
EUR 669 $ 728 Citibank N.A. 04/28/23 (1)
EUR 210 $ 227 Citibank N.A. 04/28/23 1
GBP 45 $ 53 Citibank N.A. 04/28/23 2
GBP 144 $ 172 Citibank N.A. 04/28/23 5
Total  $ 365
$ 372 PEN 1,422 Goldman Sachs 04/19/23  $ (6)
$ 737 THB 25,469 Goldman Sachs 04/17/23 (9)
Total  $ (15)
$ 8,287 AUD 11,600 Morgan Stanley Capital Services 04/28/23  $ 526
$ 472 CZK 10,588 Morgan Stanley Capital Services 04/17/23 (16)
$ 76,776 EUR 70,177 Morgan Stanley Capital Services 04/28/23 549
$ 2,444 EUR 2,232 Morgan Stanley Capital Services 04/28/23 19
$ 1,843 EUR 1,734 Morgan Stanley Capital Services 04/28/23 (40)
$ 32 EUR 30 Morgan Stanley Capital Services 04/28/23 (1)
$ 341 EUR 318 Morgan Stanley Capital Services 04/28/23 (4)
$ 189 GBP 158 Morgan Stanley Capital Services 04/28/23 (6)
$ 508 GBP 425 Morgan Stanley Capital Services 04/28/23 (17)
$ 851 HUF 310,827 Morgan Stanley Capital Services 04/17/23 (31)
$ 3,088 NZD 4,757 Morgan Stanley Capital Services 04/28/23 113
EUR 316 $ 340 Morgan Stanley Capital Services 04/28/23 4
GBP 26 $ 31 Morgan Stanley Capital Services 04/28/23 1
JPY 120,109 $ 899 Morgan Stanley Capital Services 04/28/23 9
Total  $ 1,106
$ 70 GBP 56 STANDARD CHARTERED BANK 04/28/23  $ 0 ^
$ 677 MXN 12,535 STANDARD CHARTERED BANK 04/17/23 (16)
AUD 3,385 $ 2,252 STANDARD CHARTERED BANK 04/28/23 13
Total  $ (3)
$ 24,280 JPY 3,117,309 Toronto Dominion Bank 04/28/23  $ 695
JPY 97,910 $ 742 Toronto Dominion Bank 04/28/23 (1)
$ 379 ZAR 6,942 Toronto Dominion Bank 04/17/23 (10)
Total  $ 684
Total  $ 1,982
^ Amount represents less than $1,000.

CREF Core Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Centrally cleared credit default swap contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 150,000 $ (2,502) $ (225) $ (2,278)
CDX-NAIGS40V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 450,000 (5,297) (3,476) (1,820)
Total $ (7,799) $ (3,701) $ (4,098)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
(unaudited)
CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 2,278,935 i Trans Union LLC LIBOR 12 M + 2.250% 7 .090% 12/01/28 $ 2,266
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,266
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
2,962,500 i Rexnord LLC LIBOR 12 M + 2.000% 6 .840 10/04/28 2,964
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,964
CONSUMER DURABLES & APPAREL - 0.0%
1,938,000 i Crocs, Inc SOFR 12M + 3.500% 8 .407 02/20/29 1,935
TOTAL CONSUMER DURABLES & APPAREL 1,935
CONSUMER SERVICES - 0.1%
2,954,198 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .590 11/19/26 2,931
2,462,500 i Stars Group Holdings BV LIBOR 4 M + 2.250% 7 .409 07/21/26 2,464
TOTAL CONSUMER SERVICES 5,395
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,000,000 i Select Medical Corp LIBOR 12 M + 2.500% 7 .350 03/06/25 2,994
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,994
MEDIA & ENTERTAINMENT - 0.1%
1,975,000 i Fluidra Finco SL SOFR 12M + 2.000% 6 .907 01/29/29 1,949
2,103,544 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 7 .340 10/19/26 2,107
TOTAL MEDIA & ENTERTAINMENT 4,056
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,294,908 i Avantor, Inc LIBOR 12 M + 2.250% 7 .090 11/08/27 2,296
2,219,864 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 8 .340 05/05/28 2,214
2,124,060 i Organon & Co LIBOR 4 M + 3.000% 8 .000 06/02/28 2,126
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 h,i MKS Instruments, Inc LIBOR 1 M + 2.750% 7 .171 10/22/28 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0
SOFTWARE & SERVICES - 0.1%
2,454,538 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .907 09/12/29 2,433
1,289,931 i SS&C Technologies, Inc LIBOR 12 + 1.750% 6 .590 04/16/25 1,288
1,454,619 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 6 .590 04/16/25 1,452
TOTAL SOFTWARE & SERVICES 5,173
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
359,330 i Coherent Corp SOFR 12M + 2.750% 7 .672 07/02/29 357
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 357
UTILITIES - 0.0%
2,487,469 i Core & Main LP LIBOR 4 M + 2.500% 7 .416 07/27/28 2,475
TOTAL UTILITIES 2,475
TOTAL BANK LOAN OBLIGATIONS 34,251
(Cost $34,216)

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 98.4%
CORPORATE BONDS - 3.4%
BANKS - 0.1%
$ 3,000,000 Bank of America Corp 2 .572% 10/20/32 $ 2,452
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,487
TOTAL BANKS 4,939
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
3,485,000 g Albion Financing 1 SARL 6 .125 10/15/26 3,102
5,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 4,962
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,064
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
4,340,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 3,884
645,000 e,g Hanesbrands, Inc 9 .000 02/15/31 660
3,600,000 g Prosus NV 3 .257 01/19/27 3,269
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,813
CONSUMER DURABLES & APPAREL - 0.1%
5,200,000 Newell Brands, Inc 6 .375 09/15/27 5,248
TOTAL CONSUMER DURABLES & APPAREL 5,248
CONSUMER SERVICES - 0.0%
3,900,000 e,g Transnet SOC Ltd 8 .250 02/06/28 3,880
TOTAL CONSUMER SERVICES 3,880
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
3,505,000 g Albertsons Cos, Inc 6 .500 02/15/28 3,514
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,514
ENERGY - 0.9%
1,665,000 Apache Corp 5 .100 09/01/40 1,411
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,751
680,000 g EQM Midstream Partners LP 7 .500 06/01/27 683
6,000,000 g EQM Midstream Partners LP 6 .500 07/01/27 5,816
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,472
2,305,000 g Hess Midstream Operations LP 5 .625 02/15/26 2,282
5,000,000 g Hilcorp Energy I LP 6 .000 04/15/30 4,609
2,000,000 g Hilcorp Energy I LP 6 .250 04/15/32 1,850
5,000,000 g Kinetik Holdings LP 5 .875 06/15/30 4,812
5,000,000 Murphy Oil Corp 5 .875 12/01/27 4,870
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,525
10,000,000 Occidental Petroleum Corp 8 .875 07/15/30 11,631
3,150,000 g Parkland Corp 4 .625 05/01/30 2,800
2,375,000 Petroleos Mexicanos 6 .700 02/16/32 1,891
1,110,000 g Transocean, Inc 8 .750 02/15/30 1,132
10,000,000 Western Midstream Operating LP 4 .300 02/01/30 9,103
TOTAL ENERGY 61,638
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
5,000,000 g RLJ Lodging Trust LP 3 .750 07/01/26 4,577
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,577
FINANCIAL SERVICES - 0.5%
3,125,000 g Banco de Chile 2 .990 12/09/31 2,563
1,000,000 g Blackstone Mortgage Trust, Inc 3 .750 01/15/27 785
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,908
2,500,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,575
20,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 20,550

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,700,000 g Indian Railway Finance Corp Ltd 3 .570% 01/21/32 $ 1,476
3,000,000 Morgan Stanley 2 .511 10/20/32 2,457
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,196
TOTAL FINANCIAL SERVICES 36,510
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000 Tenet Healthcare Corp 4 .375 01/15/30 5,385
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,385
INSURANCE - 0.1%
4,360,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,311
TOTAL INSURANCE 4,311
MATERIALS - 0.5%
600,000 e,g Antofagasta plc 5 .625 05/13/32 596
10,000,000 g Corp Nacional del Cobre de Chile 5 .125 02/02/33 10,077
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,791
2,950,000 g Freeport Indonesia PT 5 .315 04/14/32 2,747
3,275,000 g GCC SAB de C.V. 3 .614 04/20/32 2,748
1,785,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,785
6,000,000 e Olin Corp 5 .000 02/01/30 5,626
7,000,000 g POSCO 4 .375 08/04/25 6,892
5,000,000 g SunCoke Energy, Inc 4 .875 06/30/29 4,353
TOTAL MATERIALS 39,615
MEDIA & ENTERTAINMENT - 0.2%
5,000,000 g CCO Holdings LLC 5 .125 05/01/27 4,725
5,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 4,279
600,000 g POSCO 5 .875 01/17/33 641
5,000,000 g Sirius XM Radio, Inc 3 .125 09/01/26 4,510
TOTAL MEDIA & ENTERTAINMENT 14,155
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,400,000 g Avantor Funding, Inc 3 .875 11/01/29 3,043
6,490,000 e Teva Pharmaceutical Finance Netherlands III BV 7 .875 09/15/29 6,790
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,833
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 g SK Hynix, Inc 6 .500 01/17/33 1,703
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,425
2,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,983
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,111
SOFTWARE & SERVICES - 0.1%
2,435,000 e,g CA Magnum Holdings 5 .375 10/31/26 2,132
2,315,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,327
455,000 g Open Text Corp 6 .900 12/01/27 470
2,830,000 g Open Text Corp 3 .875 12/01/29 2,382
TOTAL SOFTWARE & SERVICES 7,311
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000,000 g Imola Merger Corp 4 .750 05/15/29 2,684
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,684
TELECOMMUNICATION SERVICES - 0.2%
2,900,000 AT&T, Inc 2 .250 02/01/32 2,371
4,925,000 g Iliad Holding SASU 6 .500 10/15/26 4,694
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,392
3,100,000 Verizon Communications, Inc 2 .355 03/15/32 2,543
TOTAL TELECOMMUNICATION SERVICES 12,000

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TRANSPORTATION - 0.1%
$ 5,000,000 g Grupo Aeromexico SAB de C.V. 8 .500% 03/17/27 $ 4,396
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,082
TOTAL TRANSPORTATION 7,478
UTILITIES - 0.0%
2,500,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,137
1,450,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,266
TOTAL UTILITIES 3,403
TOTAL CORPORATE BONDS 247,469
(Cost $262,434)
GOVERNMENT BONDS - 91.4%
AGENCY SECURITIES - 0.3%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,473
14,875,000 Montefiore Medical Center 2 .895 04/20/32 13,425
1,973,684 Reliance Industries Ltd 2 .444 01/15/26 1,888
TOTAL AGENCY SECURITIES 21,786
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 g Central American Bank for Economic Integration 5 .000 02/09/26 6,300
TOTAL FOREIGN GOVERNMENT BONDS 6,300
MORTGAGE BACKED - 2.5%
6,225,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.250% 6 .810 08/25/33 6,179
8,490,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.500% 6 .060 10/25/41 8,088
9,232,599 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 0.950% 5 .510 12/25/41 8,901
20,000,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 20,163
17,884,028 Government National Mortgage Association (GNMA) 3 .600 09/15/31 17,490
8,964,363 GNMA 3 .650 02/15/32 8,701
2,079,651 GNMA 3 .380 07/15/35 2,004
2,738,072 GNMA 3 .870 10/15/36 2,666
35,383,036 GNMA 1 .730 07/15/37 30,587
33,098,355 GNMA 4 .250 09/15/38 32,768
23,036,763 GNMA 1 .650 07/15/42 19,375
25,224,356 GNMA 2 .750 01/15/45 22,946
5,125,520 GNMA 4 .930 10/15/45 5,110
TOTAL MORTGAGE BACKED 184,978
U.S. TREASURY SECURITIES - 88.5%
125,951,560 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 126,321
58,003,260 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 57,510
241,923,600 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 238,021
204,689,875 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 200,692
212,751,200 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 207,790
231,088,740 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 225,483
122,195,664 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 123,671
187,584,660 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 181,734
249,723,540 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 244,254
325,064,220 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 314,906
267,517,103 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 261,529
80,357,576 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 81,517
165,371,050 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 158,687
184,671,440 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 177,874
310,046,611 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 297,689
245,778,730 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 236,860
123,039,635 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 127,538
132,413,750 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 126,117
165,674,495 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 160,031

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 147,411,820 k United States Treasury Inflation Indexed Bonds 1 .625% 10/15/27 $ 150,279
249,179,025 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 240,464
246,132,032 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 251,814
131,340,851 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 146,608
152,515,840 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 149,542
223,874,280 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 219,930
164,244,132 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 175,839
9,260,644 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 10,668
218,655,360 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 207,163
180,187,500 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 167,907
142,902,375 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 132,952
174,641,920 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 161,394
262,757,994 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 241,976
97,951,918 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 89,462
70,097,248 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 82,899
153,896,795 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 146,986
72,294,480 k United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 72,105
84,123,284 k United States Treasury Inflation Indexed Bonds 1 .500 02/15/53 85,357
10,000,000 e United States Treasury Note 4 .000 02/29/28 10,181
47,000,000 United States Treasury Note 3 .500 02/15/33 47,073
42,478,000 United States Treasury Note 3 .625 02/15/53 42,173
TOTAL U.S. TREASURY SECURITIES 6,380,996
TOTAL GOVERNMENT BONDS 6,594,060
(Cost $6,873,447)
STRUCTURED ASSETS - 3.6%
ASSET BACKED - 0.6%
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 5 .956 02/28/41 4,164
Series - 2006 A (Class M4)
9,250,000 CarMax Auto Owner Trust 5 .230 01/15/26 9,240
Series - 2023 1 (Class A2A)
2,962,500 g DB Master Finance LLC 2 .045 11/20/51 2,606
Series - 2021 1A (Class A2I)
5,826,250 g DB Master Finance LLC 2 .493 11/20/51 4,946
Series - 2021 1A (Class A2II)
4,345,000 g DB Master Finance LLC 2 .791 11/20/51 3,508
Series - 2021 1A (Class A23)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,589
Series - 2022 1A (Class 1)
5,453,763 g MVW LLC 1 .830 05/20/39 4,888
Series - 2021 2A (Class B)
6,840,126 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 6,114
Series - 2021 2A (Class A1)
4,465,130 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,860
Series - 2022 A (Class A)
TOTAL ASSET BACKED 41,915
OTHER MORTGAGE BACKED - 3.0%
5,000,000 g,i BAMLL Commercial Mortgage Securities Trust 5 .978 01/15/39 4,811
Series - 2022 DKLX (Class A)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 6 .978 01/15/39 7,110
Series - 2022 DKLX (Class C)
2,500,000 g,i BAMLL Commercial Mortgage Securities Trust 7 .828 01/15/39 2,370
Series - 2022 DKLX (Class D)
2,000,000 i BENCHMARK Mortgage Trust 4 .272 02/15/51 1,659
Series - 2018 B2 (Class C)
4,675,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 4,523
Series - 2019 XL (Class F)

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 26,179,700 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .881% 10/15/38 $ 24,792
Series - 2021 XL2 (Class C)
4,476,960 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 6 .530 10/15/38 4,176
Series - 2021 XL2 (Class E)
6,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 5 .955 12/15/38 5,741
Series - 2021 CIP (Class B)
2,000,000 g,i BX Commercial Mortgage Trust 6 .667 01/17/39 1,936
Series - 2022 AHP (Class B)
5,650,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 6 .585 10/15/38 5,339
Series - 2021 PRM2 (Class D)
7,500,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 2.400% 7 .085 10/15/38 7,124
Series - 2021 PRM2 (Class E)
7,144,000 i Citigroup Commercial Mortgage Trust 4 .175 07/10/47 6,835
Series - 2014 GC23 (Class B)
937,574 g COMM Mortgage Trust 3 .397 03/10/46 862
Series - 2013 CR6 (Class B)
5,550,000 i COMM Mortgage Trust 4 .526 02/10/47 5,427
Series - 2014 CR14 (Class AM)
5,180,000 i COMM Mortgage Trust 4 .588 02/10/47 4,942
Series - 2014 CR14 (Class B)
6,821,700 COMM Mortgage Trust 4 .377 05/10/47 6,240
Series - 2014 CR17 (Class B)
1,000,000 i COMM Mortgage Trust 4 .543 10/10/47 937
Series - 2014 LC17 (Class C)
2,500,000 i COMM Mortgage Trust 4 .467 10/10/48 2,339
Series - 2015 CR26 (Class B)
8,511,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.550% 6 .110 10/25/41 8,273
Series - 2021 R01 (Class 1M2)
3,539,812 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 0.900% 5 .460 11/25/41 3,497
Series - 2021 R02 (Class 2M1)
9,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.650% 6 .210 12/25/41 8,529
Series - 2021 R03 (Class 1M2)
6,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .005 11/15/38 5,686
Series - 2021 ELP (Class C)
4,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .803 11/15/38 4,201
Series - 2021 ELP (Class E)
4,999,900 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .984 10/15/38 4,579
Series - 2021 EQAZ (Class E)
15,000,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.500% 7 .060 01/25/42 13,877
Series - 2022 DNA1 (Class M2)
959,243 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 1.300% 1 .349 02/25/42 950
Series - 2022 DNA2 (Class M1A)
4,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 8 .034 11/15/36 3,792
Series - 2021 ARDN (Class E)
2,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 1,678
Series - 2020 NNN (Class DFX)
2,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .479 09/15/47 2,080
Series - 2014 C23 (Class B)
3,479,675 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .870 02/15/47 3,418
Series - 2014 C14 (Class B)
5,000,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 4,653
Series - 2014 C19 (Class B)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 6 .062 11/15/23 3,749
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,182
Series - 2019 PARK (Class D)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,143
Series - 2019 PARK (Class E)
6,555,000 g,i MTN Commercial Mortgage Trust 2 .993 03/15/39 6,300
Series - 2022 LPFL (Class D)

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,565,000 g,i MTN Commercial Mortgage Trust 6 .224% 03/15/39 $ 9,438
Series - 2022 LPFL (Class A)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 7 .107 07/15/36 2,292
Series - 2019 MILE (Class C)
7,624,724 g,i SMR Mortgage Trust 7 .227 02/15/39 7,267
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 5 .855 11/15/36 1,907
Series - 2021 MFP2 (Class B)
7,165,000 UBS Commercial Mortgage Trust 4 .036 06/15/50 6,256
Series - 2017 C1 (Class B)
1,529,456 g Verus Securitization Trust 3 .000 11/25/59 1,460
Series - 2019 4 (Class A3)
8,037,951 g,i Verus Securitization Trust 2 .240 10/25/66 6,563
Series - 2021 7 (Class A3)
1,951,000 i WFRBS Commercial Mortgage Trust 4 .091 03/15/45 1,636
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 213,569
TOTAL STRUCTURED ASSETS 255,484
(Cost $270,589)
TOTAL BONDS 7,097,013
(Cost $7,406,470)
SHARES COMPANY
COMMON STOCKS - 0.3%
FINANCIAL SERVICES - 0.3%
475,737 e Invesco Senior Loan ETF 9,895
64,943 e iShares iBoxx $ High Yield Corporate Bond ETF 4,907
52,966 SPDR Bloomberg Barclays High Yield Bond ETF 4,916
TOTAL FINANCIAL SERVICES 19,718
TOTAL COMMON STOCKS 19,718
(Cost $20,002)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0.4%
25,835,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 25,835
TOTAL REPURCHASE AGREEMENT 25,835
TREASURY DEBT - 0.0%
2,500,000 United States Treasury Bill 0 .000 04/04/23 2,499
TOTAL TREASURY DEBT 2,499

CREF Inflation-Linked Bond Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
Cost amounts are in thousands.
SHARES COMPANY RATE
VALUE
(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
35,917,835 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .840% $ 35,918
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 35,918
TOTAL SHORT-TERM INVESTMENTS 64,252
(Cost $64,252)
TOTAL INVESTMENTS - 100.1% 7,215,234
(Cost $7,524,940)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (3,872)
NET ASSETS - 100.0% $7,211,362
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipts
^
Amount represents less than $1,000.
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,232,910.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $25,835,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/15/25, valued at $26,351,721.
Futures contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Ultra U.S. Treasury Bond Futures (200) 06/21/23  $ (27,210) $ (28,225) $ (1,015)

Portfolio of Investments
(unaudited)
CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$ 15,760,000 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 9 .340% 05/05/28 $ 14,282
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,282
UTILITIES - 0.1%
16,880,300 h,i TerraForm Power Operating LLC CME Term SOFR 4 + 2.750% 7 .430 05/30/29 16,767
TOTAL UTILITIES 16,767
TOTAL BANK LOAN OBLIGATIONS 31,049
(Cost $32,331)
BONDS - 39.1%
CORPORATE BONDS - 11.6%
AUTOMOBILES & COMPONENTS - 0.2%
5,790,000 Ford Motor Co 3 .250 02/12/32 4,551
12,866,000 Magna International, Inc 3 .625 06/15/24 12,636
8,000,000 Magna International, Inc 5 .500 03/21/33 8,298
8,727,000 e Toyota Motor Credit Corp 2 .150 02/13/30 7,657
TOTAL AUTOMOBILES & COMPONENTS 33,142
BANKS - 1.5%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 12,610
6,925,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 5,825
5,000,000 g Bank Hapoalim BM 3 .255 01/21/32 4,159
11,181,000 Bank of America Corp 0 .981 09/25/25 10,433
11,750,000 Bank of America Corp 2 .687 04/22/32 9,806
10,000,000 Bank of Montreal 3 .803 12/15/32 9,030
5,000,000 Bank of Nova Scotia 0 .650 07/31/24 4,714
4,350,000 g BNP Paribas S.A. 1 .904 09/30/28 3,699
11,250,000 Citigroup, Inc 0 .776 10/30/24 10,936
14,091,000 Citigroup, Inc 1 .281 11/03/25 13,162
4,841,000 Citigroup, Inc 2 .014 01/25/26 4,558
6,375,000 e,i Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 6,249
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,898
9,925,000 e HSBC Holdings plc 6 .161 03/09/29 10,204
6,575,000 HSBC Holdings plc 5 .402 08/11/33 6,499
10,000,000 g ING Groep NV 1 .400 07/01/26 9,118
8,300,000 ING Groep NV 4 .017 03/28/28 7,850
10,000,000 ING Groep NV 2 .727 04/01/32 8,239
1,825,000 g Intesa Sanpaolo S.p.A 5 .017 06/26/24 1,753
9,750,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 9,364
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,977
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,463
5,990,000 e JPMorgan Chase & Co 3 .650 N/A‡ 5,241
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,876
10,100,000 Lloyds Banking Group plc 5 .871 03/06/29 10,183
11,125,000 g National Australia Bank Ltd 2 .332 08/21/30 8,686
12,638,000 National Bank of Canada 0 .550 11/15/24 12,261
2,790,000 NatWest Group plc 2 .359 05/22/24 2,775
10,457,000 Santander Holdings USA, Inc 5 .807 09/09/26 10,276
11,675,000 g UBS Group AG. 1 .494 08/10/27 10,053
10,000,000 g UBS Group AG. 2 .746 02/11/33 8,013
7,150,000 g UBS Group AG. 3 .179 02/11/43 5,088
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,578
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,966
10,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 8,856

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,450,000 Wells Fargo & Co 4 .540% 08/15/26 $ 10,257
TOTAL BANKS 278,655
CAPITAL GOODS - 0.1%
1,685,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,641
5,000,000 Otis Worldwide Corp 3 .112 02/15/40 3,878
10,500,000 g Triton Container International Ltd 1 .150 06/07/24 9,875
TOTAL CAPITAL GOODS 15,394
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,477
10,000,000 Automatic Data Processing, Inc 1 .250 09/01/30 8,196
10,000,000 Mather Foundation 2 .675 10/01/31 8,561
4,600,000 Republic Services, Inc 5 .000 04/01/34 4,687
15,810,000 Rockefeller Foundation 2 .492 10/01/50 10,469
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 40,390
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
4,100,000 Advance Auto Parts, Inc 1 .750 10/01/27 3,541
6,200,000 Genuine Parts Co 1 .750 02/01/25 5,857
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 11,063
5,575,000 Lowe's Cos, Inc 5 .150 07/01/33 5,628
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,916
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,401
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 35,406
CONSUMER SERVICES - 0.6%
2,900,000 Bush Foundation 2 .754 10/01/50 1,986
3,125,000 Conservation Fund 3 .474 12/15/29 2,691
10,000,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 9,532
5,145,000 Low Income Investment Fund 3 .711 07/01/29 4,545
7,725,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 6,321
3,440,000 i Nature Conservancy LIBOR 3 M + 1.080% 5 .894 02/01/24 3,451
1,720,000 Nature Conservancy 2 .668 03/01/26 1,647
3,000,000 Nature Conservancy 3 .001 03/01/29 2,778
10,437,000 Nature Conservancy 3 .957 03/01/52 8,813
17,500,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 15,453
9,770,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,174
2,855,000 Salvation Army 5 .637 09/01/26 2,891
20,000,000 Salvation Army 4 .528 09/01/48 18,187
8,400,000 Starbucks Corp 2 .450 06/15/26 7,884
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 8,482
11,065,000 YMCA of Greater New York 5 .151 08/01/48 9,801
TOTAL CONSUMER SERVICES 113,636
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
13,598,000 SYSCO Corp 2 .400 02/15/30 11,878
18,954,000 Walmart, Inc 1 .800 09/22/31 16,030
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,908
ENERGY - 0.7%
8,000,000 g Aker BP ASA 2 .875 01/15/26 7,566
10,000,000 g Aker BP ASA 4 .000 01/15/31 9,080
12,700,000 BP Capital Markets America, Inc 4 .812 02/13/33 12,895
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,682
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,187
8,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,119
9,625,000 Enbridge, Inc 2 .500 01/15/25 9,223
2,423,000 Enbridge, Inc 5 .750 07/15/80 2,156
8,125,000 Equinor ASA 2 .375 05/22/30 7,176

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,932,000 Equinor ASA 3 .950% 05/15/43 $ 5,227
12,450,000 Equinor ASA 3 .250 11/18/49 9,596
3,875,000 ONEOK, Inc 4 .000 07/13/27 3,701
6,200,000 ONEOK, Inc 4 .950 07/13/47 5,195
6,800,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,828
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,772
4,540,000 e,g Sunnova Energy Corp 5 .875 09/01/26 3,848
12,850,000 Total Capital International S.A. 2 .986 06/29/41 10,056
11,316,000 Total Capital International S.A. 3 .127 05/29/50 8,389
TOTAL ENERGY 126,696
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 4,767
8,595,000 Brixmor Operating Partnership LP 3 .900 03/15/27 7,988
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,659
1,500,000 ERP Operating LP 4 .150 12/01/28 1,446
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 8,029
4,470,000 e,g HAT Holdings I LLC 3 .375 06/15/26 3,878
9,585,000 e,g HAT Holdings I LLC 3 .750 09/15/30 7,237
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 3,043
23,371,000 Piedmont Operating Partnership LP 3 .400 06/01/23 23,147
16,822,000 Regency Centers LP 3 .750 06/15/24 16,434
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 81,628
FINANCIAL SERVICES - 1.3%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .529 09/29/23 9,315
5,000,000 BB Blue Financing DAC 4 .395 09/20/29 5,210
10,839,600 BB Blue Financing DAC 4 .395 09/20/37 12,486
20,525,000 g BPCE S.A. 2 .045 10/19/27 17,977
14,750,000 g BPCE S.A. 3 .116 10/19/32 11,050
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,853
2,150,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 1,926
4,750,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 4,530
10,625,000 e,g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 10,885
10,000,000 Ford Foundation 2 .815 06/01/70 6,213
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,152
14,750,000 International Finance Corp 4 .750 03/16/26 15,084
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,565
10,000,000 Morgan Stanley 0 .791 01/22/25 9,619
11,950,000 Morgan Stanley 0 .985 12/10/26 10,650
11,400,000 g,i NatWest Markets plc SOFR + 0.530% 5 .251 08/12/24 11,226
10,000,000 g NongHyup Bank 1 .250 07/20/25 9,211
1,211,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,192
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,961
10,250,000 Reinvestment Fund, Inc 3 .366 11/01/24 9,978
2,570,000 Reinvestment Fund, Inc 3 .513 11/01/25 2,456
15,240,000 Reinvestment Fund, Inc 3 .880 02/15/27 14,477
7,435,000 Reinvestment Fund, Inc 3 .930 02/15/28 6,982
1,325,000 g Starwood Property Trust, Inc 5 .500 11/01/23 1,327
4,430,000 g Starwood Property Trust, Inc 4 .375 01/15/27 3,661
7,500,000 Visa, Inc 1 .900 04/15/27 6,899
17,000,000 Visa, Inc 1 .100 02/15/31 13,571
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,239
5,500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 5,180
15,750,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 15,826
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,886
TOTAL FINANCIAL SERVICES 250,587
FOOD, BEVERAGE & TOBACCO - 0.3%
3,400,000 General Mills, Inc 4 .950 03/29/33 3,453
10,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 9,258

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,600,000 g Nestle Holdings, Inc 4 .950% 03/14/30 $ 6,855
11,125,000 g Nestle Holdings, Inc 4 .850 03/14/33 11,633
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,767
16,674,000 PepsiCo, Inc 2 .875 10/15/49 12,675
TOTAL FOOD, BEVERAGE & TOBACCO 53,641
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
15,000,000 CVS Health Corp 5 .050 03/25/48 14,033
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,660
7,075,000 McKesson Corp 5 .250 02/15/26 7,094
10,385,000 Stanford Health Care 3 .027 08/15/51 7,395
TOTAL HEALTH CARE EQUIPMENT & SERVICES 30,182
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,970
12,975,000 Procter & Gamble Co 1 .200 10/29/30 10,601
11,075,000 Unilever Capital Corp 2 .000 07/28/26 10,341
5,523,000 e Unilever Capital Corp 2 .125 09/06/29 4,817
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,986
8,475,000 Unilever Capital Corp 1 .750 08/12/31 6,963
9,425,000 e Unilever Capital Corp 2 .625 08/12/51 6,510
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 49,188
INSURANCE - 0.3%
11,400,000 g Empower Finance 2020 LP 1 .357 09/17/27 9,716
3,975,000 g Five Corners Funding Trust 4 .419 11/15/23 3,950
14,425,000 g Five Corners Funding Trust II 2 .850 05/15/30 12,390
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,145
10,000,000 Principal Financial Group, Inc 2 .125 06/15/30 8,343
2,152,000 Prudential Financial, Inc 3 .700 10/01/50 1,753
7,885,000 g USAA Capital Corp 2 .125 05/01/30 6,568
TOTAL INSURANCE 47,865
MATERIALS - 0.6%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,791
6,550,000 e,g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 5,952
9,145,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 7,769
7,000,000 e,g Cemex SAB de C.V. 9 .125 N/A‡ 7,010
7,500,000 e Fibria Overseas Finance Ltd 5 .500 01/17/27 7,530
10,500,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,106
3,409,000 International Paper Co 4 .800 06/15/44 3,117
12,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 11,396
8,000,000 g Klabin Austria GmbH 7 .000 04/03/49 7,972
6,855,000 g LG Chem Ltd 4 .375 07/14/25 6,738
3,250,000 g LG Chem Ltd 3 .625 04/15/29 3,062
5,000,000 Newmont Corp 2 .250 10/01/30 4,200
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,851
11,500,000 Sonoco Products Co 1 .800 02/01/25 10,824
5,525,000 Sonoco Products Co 2 .250 02/01/27 5,008
12,736,000 Teck Resources Ltd 3 .900 07/15/30 11,700
TOTAL MATERIALS 122,026
MEDIA & ENTERTAINMENT - 0.1%
10,000,000 Alphabet, Inc 1 .100 08/15/30 8,187
11,250,000 e Comcast Corp 4 .650 02/15/33 11,307
TOTAL MEDIA & ENTERTAINMENT 19,494
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
13,450,000 Amgen, Inc 5 .250 03/02/33 13,819
13,200,000 Amgen, Inc 5 .600 03/02/43 13,600

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 16,175,000 Amgen, Inc 5 .650% 03/02/53 $ 16,833
14,984,000 AstraZeneca plc 0 .700 04/08/26 13,485
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,458
4,500,000 Eli Lilly & Co 4 .700 02/27/33 4,614
4,450,000 Eli Lilly & Co 4 .875 02/27/53 4,601
4,650,000 Eli Lilly & Co 4 .950 02/27/63 4,784
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,625
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,229
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,605
1,600,000 Pfizer, Inc 2 .625 04/01/30 1,444
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,454
14,675,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 12,392
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 6,071
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 122,014
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
8,550,000 National Community Renaissance of California 3 .270 12/01/32 7,191
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,191
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 e Intel Corp 4 .150 08/05/32 11,141
7,208,000 NXP BV 3 .400 05/01/30 6,482
10,000,000 g SK Hynix, Inc 2 .375 01/19/31 7,488
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,111
SOFTWARE & SERVICES - 0.0%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,703
TOTAL SOFTWARE & SERVICES 2,703
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc 3 .000 06/20/27 13,763
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,763
TELECOMMUNICATION SERVICES - 0.2%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 5 .617 03/20/26 8,936
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 12,118
10,000,000 Verizon Communications, Inc 3 .400 03/22/41 7,951
1,800,000 e Vodafone Group plc 3 .250 06/04/81 1,526
8,200,000 Vodafone Group plc 4 .125 06/04/81 6,471
TOTAL TELECOMMUNICATION SERVICES 37,002
TRANSPORTATION - 0.0%
8,799,000 Vessel Management Services, Inc 5 .125 04/16/35 8,837
TOTAL TRANSPORTATION 8,837
UTILITIES - 3.5%
14,114,000 AES Corp 2 .450 01/15/31 11,491
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 6,800
12,325,000 Ameren Illinois Co 2 .900 06/15/51 8,504
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,788
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,242
9,950,000 Avangrid, Inc 3 .200 04/15/25 9,522
13,200,000 Avangrid, Inc 3 .800 06/01/29 12,389
10,275,000 Avista Corp 4 .350 06/01/48 9,206
5,900,000 e,g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,993
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,844
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,586
9,875,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,422
12,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 9,405
2,775,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 2,872
3,550,000 CMS Energy Corp 4 .750 06/01/50 3,067

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,100,000 CMS Energy Corp 3 .750% 12/01/50 $ 2,323
11,300,000 g Colbun S.A. 3 .150 01/19/32 9,365
17,500,000 Commonwealth Edison Co 2 .750 09/01/51 11,607
7,525,000 g Consorcio Transmantaro SA 4 .700 04/16/34 6,885
9,376,000 Consumers Energy Co 2 .500 05/01/60 5,490
5,127,646 g Continental Wind LLC 6 .000 02/28/33 5,249
7,110,000 Dominion Energy, Inc 3 .600 03/15/27 6,838
8,325,000 e Dominion Energy, Inc 4 .350 N/A‡ 6,887
4,000,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 3,879
22,625,000 DTE Electric Co 1 .900 04/01/28 19,967
9,025,000 DTE Electric Co 3 .250 04/01/51 6,694
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,808
4,000,000 Duke Energy Progress LLC 3 .450 03/15/29 3,739
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,526
20,250,000 g Electricite de France S.A. 3 .625 10/13/25 19,723
9,375,000 Essential Utilities, Inc 3 .351 04/15/50 6,682
2,800,000 Eversource Energy 0 .800 08/15/25 2,546
9,885,000 Georgia Power Co 3 .250 04/01/26 9,432
8,700,000 Georgia Power Co 5 .125 05/15/52 8,511
7,827,525 g India Cleantech Energy 4 .700 08/10/26 6,914
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 7,276
24,325,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 24,234
16,441,000 e,g Liberty Utilities Finance GP 2 .050 09/15/30 12,920
1,000,000 MidAmerican Energy Co 3 .950 08/01/47 853
3,596,000 MidAmerican Energy Co 3 .150 04/15/50 2,636
12,350,000 National Fuel Gas Co 5 .500 01/15/26 12,347
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,280
11,250,000 National Fuel Gas Co 2 .950 03/01/31 9,039
11,610,000 g New York State Electric & Gas Corp 2 .150 10/01/31 9,295
13,164,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 10,681
9,750,000 g Niagara Mohawk Power Corp 4 .119 11/28/42 8,022
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,594
6,675,000 Pacific Gas and Electric Co 6 .700 04/01/53 6,864
16,250,000 e PacifiCorp 2 .900 06/15/52 11,144
9,050,000 PacifiCorp 5 .350 12/01/53 9,261
7,113,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 5,025
630,000 Public Service Co of Colorado 4 .750 08/15/41 573
5,000,000 Public Service Co of Colorado 3 .200 03/01/50 3,699
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,383
1,379,000 Public Service Co of Oklahoma 2 .200 08/15/31 1,127
6,134,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,599
7,675,000 Public Service Electric and Gas Co 5 .125 03/15/53 7,864
17,875,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 16,364
14,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,737
3,145,710 SCE Recovery Funding LLC 1 .977 11/15/28 2,910
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,855
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,998
4,900,000 Sempra Energy 4 .875 N/A‡ 4,589
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,187
20,292,066 g Solar Star Funding LLC 3 .950 06/30/35 17,802
19,253,611 g Solar Star Funding LLC 5 .375 06/30/35 19,648
750,000 Southern California Edison Co 2 .750 02/01/32 644
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,659
10,348,000 Southern Power Co 4 .150 12/01/25 10,102
14,825,000 e Southwestern Electric Power Co 3 .250 11/01/51 10,313
5,613,000 Southwestern Public Service Co 3 .750 06/15/49 4,405
18,650,000 Southwestern Public Service Co 3 .150 05/01/50 13,428
19,134,880 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 18,715
15,333,885 g Sweihan PV Power Co PJSC 3 .625 01/31/49 12,568
8,612,000 g TerraForm Power Operating LLC 5 .000 01/31/28 8,182
17,021,216 g Topaz Solar Farms LLC 4 .875 09/30/39 13,957

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,607,560 g Topaz Solar Farms LLC 5 .750% 09/30/39 $ 9,096
2,775,000 TransAlta Corp 7 .750 11/15/29 2,916
8,083,302 g UEP Penonome II S.A. 6 .500 10/01/38 6,065
15,000,000 Union Electric Co 2 .150 03/15/32 12,279
8,325,000 Union Electric Co 2 .625 03/15/51 5,453
6,275,000 Union Electric Co 3 .900 04/01/52 5,262
3,775,000 g Vistra Corp 7 .000 N/A‡ 3,322
10,049,000 Wisconsin Power and Light Co 3 .950 09/01/32 9,441
TOTAL UTILITIES 660,809
TOTAL CORPORATE BONDS 2,203,268
(Cost $2,478,226)
GOVERNMENT BONDS - 23.4%
AGENCY SECURITIES - 1.4%
3,635,000 Canal Barge Co, Inc 4 .500 11/12/34 3,574
12,858,013 Crowley Conro LLC 4 .181 08/15/43 12,414
4,432,048 Ethiopian Leasing LLC 2 .566 08/14/26 4,320
691,378 Export-Import Bank of the United States 2 .578 12/10/25 670
23,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 22,917
18,700,000 FHLMC 0 .250 08/24/23 18,368
13,650,000 FHLMC 0 .250 09/08/23 13,380
23,636,000 FHLMC 0 .250 12/04/23 22,922
25,000,000 FHLMC 1 .540 08/17/35 17,797
20,000,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 19,769
8,000,000 FNMA 0 .625 04/22/25 7,438
18,880,000 FNMA 0 .875 08/05/30 15,412
9,000,000 FNMA 1 .625 08/24/35 6,473
5,950,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 5,773
3,000,000 i India Government AID Bond LIBOR 3 M + 0.100% 4 .914 02/01/27 2,944
14,585,000 Montefiore Medical Center 2 .895 04/20/32 13,163
4,825,146 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 4,433
15,078,580 OPIC 2 .360 10/15/29 14,119
2,460,500 OPIC 2 .930 05/15/30 2,340
4,066,300 OPIC 3 .040 05/15/30 3,883
10,833,511 OPIC 3 .430 06/01/33 10,287
5,131,948 OPIC 2 .450 07/15/38 4,486
8,000,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 7,801
11,676,708 Thirax  LLC 0 .968 01/14/33 10,107
3,707,323 Thirax 2 LLC 2 .320 01/22/34 3,370
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,577
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 897
8,315,656 United States International Development Finance Corp 1 .630 07/15/38 6,839
2,266,000 US Department of Housing and Urban Development
(HUD)
2 .910 08/01/23 2,256
5,000,000 HUD 3 .535 08/01/36 4,514
TOTAL AGENCY SECURITIES 264,243
FOREIGN GOVERNMENT BONDS - 3.2%
17,761,000 African Development Bank 0 .750 04/03/23 17,761
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,595
9,500,000 Asian Development Bank 2 .125 03/19/25 9,130
6,500,000 Asian Development Bank 1 .750 08/14/26 6,072
19,194,000 Asian Development Bank 3 .125 09/26/28 18,575
12,500,000 Asian Development Bank 1 .500 03/04/31 10,665
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,360
12,400,000 g BNG Bank NV 2 .625 02/27/24 12,148
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 10,300
1,900,000 g Caisse d'Amortissement de la Dette Sociale 0 .625 02/18/26 1,724
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,968

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125% 01/26/32 $ 4,352
21,980,000 Canada Government International Bond 2 .875 04/28/25 21,450
12,500,000 g CDP Financial, Inc 1 .000 05/26/26 11,340
5,625,000 g Central American Bank for Economic Integration 5 .000 02/09/26 5,670
10,075,000 Chile Government International Bond 3 .100 05/07/41 7,552
10,125,000 Council Of Europe Development Bank 3 .000 06/16/25 9,887
15,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 14,398
19,500,000 European Bank for Reconstruction & Development 1 .625 09/27/24 18,741
6,540,000 g European Investment Bank 2 .876 06/13/25 6,385
3,750,000 European Investment Bank 2 .375 05/24/27 3,558
11,961,000 e European Investment Bank 0 .625 10/21/27 10,413
3,750,000 European Investment Bank 3 .250 11/15/27 3,681
11,600,000 European Investment Bank 1 .625 10/09/29 10,234
19,749,000 European Investment Bank 0 .750 09/23/30 16,084
5,285,000 European Investment Bank 3 .750 02/14/33 5,346
2,000,000 European Investment Bank 4 .875 02/15/36 2,218
10,875,000 Export Development Canada 3 .375 08/26/25 10,713
13,050,000 Export Development Canada 3 .875 02/14/28 13,117
6,619,000 Inter-American Development Bank 0 .500 05/24/23 6,579
5,000,000 Inter-American Development Bank 1 .125 01/13/31 4,141
10,625,000 e Inter-American Investment Corp 2 .625 04/22/25 10,280
16,750,000 Inter-American Investment Corp 4 .125 02/15/28 16,858
3,215,000 i International Bank for Reconstruction & Development 5 .202 06/17/24 3,225
12,850,000 International Bank for Reconstruction & Development 0 .625 04/22/25 11,976
14,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 14,445
28,030,000 International Bank for Reconstruction & Development 0 .000 03/31/27 25,539
5,250,000 International Bank for Reconstruction & Development 0 .000 03/31/28 5,273
10,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 8,519
17,150,000 g International Development Association 2 .750 04/24/23 17,129
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,297
12,500,000 g Kommunalbanken AS. 2 .125 02/11/25 12,012
10,100,000 g Korea Electric Power Corp 1 .125 06/15/25 9,327
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 5 .708 02/12/24 9,273
11,250,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 10,795
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,663
6,500,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 5,779
13,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,584
18,250,000 e,g Nederlandse Waterschapsbank NV 1 .750 01/15/25 17,436
19,000,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 18,098
4,430,000 g Nederlandse Waterschapsbank NV 1 .000 05/28/30 3,642
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,554
9,000,000 g OMERS Finance Trust 4 .000 04/19/52 7,624
16,375,000 g OPEC Fund for International Development 4 .500 01/26/26 16,367
10,500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 10,400
8,225,000 Peruvian Government International Bond 3 .000 01/15/34 6,704
10,000,000 Province of Quebec Canada 2 .750 04/12/27 9,551
5,000,000 Province of Quebec Canada 7 .500 09/15/29 5,954
15,250,000 Province of Quebec Canada 1 .900 04/21/31 13,140
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,632
7,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,838
TOTAL FOREIGN GOVERNMENT BONDS 614,071
MORTGAGE BACKED - 9.3%
2,805,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 1.900% 6 .460 12/25/41 2,689
3,000,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 9 .060 01/25/42 2,861
10,555,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 10,470
15,710,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.850% 8 .410 05/25/42 15,970
17,917,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 18,619
5,420,392 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,688
6,875,000 FHLMC 3 .740 06/01/37 6,356
5,646,500 FHLMC 4 .300 12/01/37 5,497

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 91,733 FHLMC 4 .000% 06/01/42 $ 90
944,147 i FHLMC LIBOR 1 M + 5.920% 1 .236 03/15/44 91
3,187,691 i FHLMC LIBOR 1 M + 9.920% 2 .425 06/15/48 3,141
2,194,442 i FHLMC LIBOR 1 M + 9.840% 2 .345 10/15/48 2,108
5,000,519 FHLMC 3 .000 11/01/49 4,551
9,230,098 FHLMC 2 .000 09/25/50 1,076
17,223,304 FHLMC 2 .500 02/25/51 2,680
12,020,332 FHLMC 3 .000 11/01/51 10,962
1,427,782 FHLMC 3 .000 11/01/51 1,294
1,248,652 FHLMC 3 .000 11/01/51 1,143
1,707,591 FHLMC 3 .000 11/01/51 1,557
22,634,729 FHLMC 2 .500 02/01/52 19,643
12,566,523 FHLMC 2 .500 03/01/52 10,902
16,655,157 FHLMC 4 .000 04/01/52 15,939
19,708,573 FHLMC 3 .500 05/01/52 18,322
478,741 FHLMC 3 .500 06/01/52 447
9,752,739 FHLMC 4 .500 06/01/52 9,555
9,348,469 FHLMC 4 .500 07/01/52 9,159
1,555,875 FHLMC 4 .000 08/25/52 1,364
2,633,483 FHLMC 4 .500 10/25/52 2,474
10,807,512 FHLMC 6 .000 11/01/52 11,039
3,181,927 FHLMC 5 .500 11/25/52 3,335
16 Federal Home Loan Mortgage Corp Gold (FGLMC) 7 .000 05/01/23 0 ^
3,611 FGLMC 8 .000 01/01/31 4
100,678 FGLMC 4 .500 07/01/33 101
731,447 FGLMC 7 .000 12/01/33 774
202,667 FGLMC 7 .000 05/01/35 210
475,202 FGLMC 5 .000 06/01/36 486
138,558 FGLMC 5 .000 07/01/39 142
216,056 FGLMC 4 .500 10/01/44 216
270,424 FGLMC 4 .500 11/01/44 271
424,692 FGLMC 4 .500 11/01/44 425
258,769 FGLMC 4 .500 12/01/44 259
354,544 FGLMC 4 .500 12/01/44 355
1,110,850 FGLMC 3 .500 04/01/45 1,053
4,251,970 FGLMC 3 .500 10/01/45 4,025
535,301 FGLMC 4 .500 06/01/47 540
1,123,799 FGLMC 4 .000 09/01/47 1,096
802,091 FGLMC 3 .500 12/01/47 758
3,338,491 FGLMC 4 .500 08/01/48 3,343
1,243 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 1
12,014,736 i FNMA 2 .815 02/25/27 11,438
3,177,719 i FNMA 3 .302 06/25/28 3,054
12,250,000 i FNMA 1 .467 11/25/30 10,075
15,500,000 i FNMA 1 .246 01/25/31 12,529
1,015,464 FNMA 3 .500 05/01/32 989
1,190,264 FNMA 3 .000 10/01/32 1,138
1,169,449 FNMA 5 .000 05/01/35 1,194
782,571 FNMA 5 .000 10/01/35 799
588,367 FNMA 5 .000 02/01/36 601
1,111,724 FNMA 5 .500 11/01/38 1,154
151,601 FNMA 3 .000 05/01/40 141
468,841 FNMA 5 .000 09/01/40 479
1,112,537 FNMA 5 .000 05/01/41 1,136
14,431,553 FNMA 2 .000 03/01/42 12,405
753,269 FNMA 4 .000 09/01/42 735
1,524,300 i FNMA LIBOR 1 M + 5.950% 1 .105 09/25/43 174
1,229,951 FNMA 4 .500 03/01/44 1,237
60,034,095 FNMA 4 .000 05/01/44 58,464
321,149 FNMA 4 .500 06/01/44 321
3,773,116 FNMA 4 .500 06/01/44 3,767

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 801,393 FNMA 4 .500% 08/01/44 $ 800
2,053,817 FNMA 4 .500 10/01/44 2,051
3,667,645 FNMA 4 .500 11/01/44 3,662
676,350 FNMA 5 .000 11/01/44 691
1,014,459 FNMA 4 .500 12/01/44 1,013
408,700 FNMA 4 .000 01/01/45 399
178,681 FNMA 4 .500 03/01/45 179
283,291 FNMA 4 .500 04/01/45 283
2,128,475 FNMA 3 .500 05/01/45 2,016
3,072,494 FNMA 3 .500 01/01/46 2,902
604,862 FNMA 4 .000 04/01/46 589
3,505,767 FNMA 3 .500 06/01/46 3,311
2,310,975 FNMA 3 .500 07/01/46 2,183
3,784,082 FNMA 3 .500 07/01/46 3,609
1,050,383 FNMA 3 .500 08/01/46 992
306,502 FNMA 3 .000 10/01/46 277
2,886,875 FNMA 3 .500 10/01/46 2,726
1,194,042 FNMA 4 .500 05/01/47 1,201
1,576,401 FNMA 4 .000 10/01/47 1,533
240,920 FNMA 3 .500 11/01/47 229
291,797 FNMA 4 .500 11/01/47 292
3,109,807 FNMA 3 .500 01/01/48 2,933
2,076,326 FNMA 4 .500 01/01/48 2,077
1,719,753 FNMA 4 .500 02/01/48 1,720
1,431,878 FNMA 4 .500 05/01/48 1,432
1,030,504 FNMA 4 .500 05/01/48 1,031
2,620,820 FNMA 5 .000 08/01/48 2,668
12,571,028 FNMA 3 .000 07/01/50 11,429
5,581,461 FNMA 2 .000 08/25/50 784
14,373,186 FNMA 2 .500 11/25/50 2,087
4,924,241 FNMA 3 .000 12/25/50 761
4,071,188 FNMA 3 .000 02/25/51 738
35,426,974 FNMA 2 .000 04/01/51 29,369
4,507,726 FNMA 3 .000 09/01/51 4,091
5,143,838 FNMA 2 .500 11/25/51 671
7,992,902 FNMA 2 .000 12/01/51 6,626
6,378,059 FNMA 2 .000 01/01/52 5,335
3,672,279 FNMA 2 .000 02/01/52 3,048
13,927,499 FNMA 2 .500 02/01/52 12,082
12,271,711 FNMA 2 .500 02/01/52 10,650
4,873,739 FNMA 3 .500 02/01/52 4,567
6,227,098 FNMA 2 .000 03/01/52 5,163
1,991,402 FNMA 2 .500 04/01/52 1,727
31,027,926 FNMA 3 .000 04/01/52 27,986
9,886,177 FNMA 3 .000 04/01/52 8,908
1,391,124 FNMA 3 .500 04/01/52 1,293
13,448,522 FNMA 3 .500 05/01/52 12,497
38,860,562 FNMA 3 .500 05/01/52 36,117
23,335,800 FNMA 4 .000 05/01/52 22,328
16,495,656 FNMA 3 .500 06/01/52 15,361
19,397,038 FNMA 4 .000 06/01/52 18,551
4,853,212 FNMA 4 .500 06/01/52 4,755
43,155,840 FNMA 4 .000 07/01/52 41,288
4,137,260 FNMA 4 .000 07/01/52 3,958
4,174,809 FNMA 4 .500 07/01/52 4,091
34,830,908 FNMA 4 .500 07/01/52 34,126
6,399,169 FNMA 4 .500 07/25/52 5,969
30,304,786 FNMA 5 .000 08/01/52 30,231
2,349,305 FNMA 4 .500 08/25/52 2,131
27,940,953 FNMA 3 .500 09/01/52 25,968
24,883,066 h FNMA 4 .000 09/01/52 23,798

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 208,235,748 FNMA 4 .500% 09/01/52 $ 204,018
5,774,289 FNMA 5 .000 09/01/52 5,758
1,791,244 FNMA 4 .000 09/25/52 1,557
2,231,378 FNMA 4 .000 09/25/52 2,075
113,669,132 FNMA 4 .000 10/01/52 108,713
83,336,409 FNMA 5 .000 10/01/52 83,107
1,707,929 FNMA 4 .500 10/25/52 1,693
1,960,196 FNMA 4 .500 10/25/52 1,948
8,776,853 FNMA 4 .500 11/01/52 8,599
3,437,709 FNMA 5 .500 11/25/52 3,529
53,969,077 FNMA 5 .500 12/01/52 54,512
11,655,192 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 10,312
4,632,261 Freddie Mac REMICS 3 .000 10/25/50 3,426
265,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 1.500% 6 .060 10/25/41 253
2,060,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 2,048
17,140,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 17,280
10,390,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.550% 8 .110 08/25/42 10,179
6,670,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.700% 8 .260 09/25/42 6,795
10,020,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.400% 6 .960 02/25/42 9,746
14,900,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.500% 9 .060 06/25/42 15,481
7,005,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560 07/25/42 6,993
1,874,268 Government National Mortgage Association (GNMA) 2 .580 08/15/25 1,870
8,045,554 GNMA 2 .690 06/15/33 7,386
6,702,109 GNMA 3 .700 10/15/33 6,492
53,633 GNMA 5 .000 04/15/38 55
113,626 GNMA 6 .500 11/20/38 121
7,035,462 GNMA 3 .700 08/15/40 6,795
8,062,662 GNMA 2 .500 12/20/43 7,314
11,383,319 GNMA 2 .750 01/15/45 10,355
2,268,500 GNMA 3 .000 03/20/45 2,038
1,635,375 GNMA 4 .500 12/20/45 1,631
1,336,512 GNMA 4 .000 06/20/46 176
4,398,845 GNMA 3 .500 12/20/46 4,183
2,992,292 GNMA 3 .500 01/20/47 2,849
3,365,438 i GNMA LIBOR 1 M + 6.100% 1 .339 03/20/50 430
1,658,876 GNMA 3 .500 10/20/50 1,565
5,665,305 GNMA 3 .000 07/20/51 5,184
10,645,856 GNMA 3 .000 11/20/51 8,140
22,687,758 GNMA 2 .500 12/20/51 19,966
8,729,504 GNMA 3 .000 01/20/52 6,765
4,513,150 GNMA 2 .500 02/20/52 3,859
36,184,367 GNMA 2 .500 05/20/52 31,830
91,000,039 GNMA 3 .000 05/20/52 82,878
21,136,660 GNMA 3 .500 07/20/52 19,812
2,403,133 GNMA 4 .000 07/20/52 2,175
7,541,107 GNMA 4 .000 08/20/52 7,259
47,416,478 GNMA 4 .000 09/20/52 45,644
2,919,843 GNMA 4 .500 09/20/52 2,802
4,253,871 GNMA 4 .500 09/20/52 4,041
3,472,107 GNMA 4 .500 09/20/52 3,409
9,766,015 GNMA 5 .000 11/20/52 9,784
24,728,715 GNMA 3 .500 12/20/52 23,179
32,786,407 GNMA 4 .500 12/20/52 32,290
1,276,272 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,008
2,560,369 g,i GS Mortgage-Backed Securities Trust 2 .724 01/25/52 1,824
4,703,670 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,728
2,934,221 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,545
2,148,289 g,i GS Mortgage-Backed Securities Trust 2 .834 05/28/52 1,651
1,678,448 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,282
1,236,671 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 951
6,595,286 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,221

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,116,394 g,i JP Morgan Mortgage Trust 3 .250% 07/25/52 $ 8,515
10,159,547 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 8,399
5,312,467 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 4,392
4,812,082 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,978
3,354,003 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 2,773
439,395 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 416
3,007,413 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 2,896
TOTAL MORTGAGE BACKED 1,765,072
MUNICIPAL BONDS - 2.9%
2,000,000 g Basin Electric Power Coop 6 .127 06/01/41 2,193
1,170,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,138
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,973
1,990,000 California Health Facilities Financing Authority 2 .984 06/01/33 1,702
915,000 California Health Facilities Financing Authority 4 .353 06/01/41 849
145,000 g California Municipal Finance Authority 4 .250 11/01/23 143
455,000 California Municipal Finance Authority 2 .138 08/15/27 407
350,000 California Municipal Finance Authority 2 .288 08/15/28 307
500,000 California Municipal Finance Authority 3 .694 08/15/56 347
16,250,000 Chicago Housing Authority 4 .361 01/01/38 15,385
11,645,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 12,829
3,035,000 City & County of Honolulu HI 2 .668 10/01/27 2,833
5,645,000 City & County of Honolulu HI 3 .974 09/01/35 5,285
1,615,000 City & County of Honolulu HI 4 .004 09/01/36 1,504
7,085,000 City & County of San Francisco CA 4 .000 04/01/47 5,914
5,500,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,518
7,790,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,710
1,240,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,317
350,000 City & County of San Francisco CA Community Facilities
District No 2014-1
3 .091 09/01/36 291
5,395,000 City of Chicago IL 7 .750 01/01/42 5,657
1,250,000 City of Florence SC 4 .250 12/01/34 1,195
1,000,000 City of Houston TX Combined Utility System Revenue 3 .375 11/15/24 981
1,275,000 City of Houston TX Combined Utility System Revenue 4 .172 11/15/38 1,210
7,500,000 City of Los Angeles CA 3 .880 09/01/38 6,756
7,190,000 City of Los Angeles CA 5 .000 09/01/42 7,109
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
3 .158 05/15/29 1,402
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,189
1,780,000 g City of Miami FL 4 .808 01/01/39 1,655
3,665,000 City of Norfolk VA 3 .050 10/01/36 3,083
4,835,000 City of Oakland CA 2 .070 01/15/29 4,193
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,200
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .000 11/01/26 3,197
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .950 11/01/36 3,424
8,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 7,264
23,010,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 17,764
18,500,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 16,049
1,000,000 City of San Juan Capistrano CA 3 .700 08/01/31 950
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,543
5,235,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,483
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,488
7,650,000 County of Alameda CA 3 .820 08/01/38 6,850

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,430,000 g County of Fond Du Lac WI 5 .569% 11/01/51 $ 4,289
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,674
12,015,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,924
3,500,000 District of Columbia 3 .432 04/01/42 2,868
15,000,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 14,304
6,500,000 g Florida Development Finance Corp 7 .250 07/01/57 6,551
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,086
1,000,000 Grant County Public Utility District No 2 5 .470 01/01/34 1,001
1,250,000 Grant County Public Utility District No 2 4 .164 01/01/35 1,221
22,445,000 Grant County Public Utility District No 2 2 .918 01/01/40 18,210
9,255,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,754
3,230,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 2,649
16,915,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 14,332
1,100,000 Guadalupe Valley Electric Coop, Inc 5 .671 10/01/32 1,165
210,000 Guadalupe-Blanco River Authority Industrial
Development Corp
3 .287 04/15/23 210
640,000 Henry County Water Authority 3 .000 01/01/43 471
850,000 Henry County Water Authority 3 .200 01/01/49 599
1,000,000 Honolulu City & County Board of Water Supply 2 .327 07/01/32 836
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,936
6,430,000 Lavaca-Navidad River Authority 4 .430 08/01/35 6,395
8,655,000 Los Angeles Community College District 2 .106 08/01/32 7,189
1,025,000 Maine State Housing Authority 2 .331 11/15/30 873
2,495,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,186
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,654
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 2,505
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,512
4,190,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 4,251
11,620,000 Metropolitan Transportation Authority 5 .175 11/15/49 10,600
2,000,000 Michigan Finance Authority 5 .000 07/01/31 2,044
7,400,000 New Jersey Economic Development Authority 5 .706 06/15/30 7,695
3,000,000 New Jersey Economic Development Authority 5 .756 06/15/31 3,129
720,000 New Jersey Economic Development Authority 5 .298 03/01/32 732
3,375,000 New Mexico Finance Authority 4 .090 06/15/38 3,078
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,234
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,118
1,225,000 New York State Environmental Facilities Corp 3 .195 06/15/25 1,194
2,120,000 New York State Environmental Facilities Corp 3 .520 07/15/27 2,057
17,500,000 New York Transportation Development Corp 5 .000 01/01/26 17,932
11,245,000 Ohio State Water Development Authority 4 .879 12/01/34 11,457
13,250,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 967
3,470,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 253
2,500,000 Palm Beach County Solid Waste Authority 2 .636 10/01/24 2,425
4,020,000 Papio-Missouri River Natural Resource District 2 .088 12/15/24 3,918
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 4,500
6,925,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,527
1,170,000 Pharr Economic Development Corp 3 .513 08/15/30 1,093
1,140,000 Pharr Economic Development Corp 3 .893 08/15/33 1,064
405,000 † Public Finance Authority 15 .000 04/30/23 405
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,731
1,250,000 Redevelopment Authority of the City of Philadelphia 1 .927 09/01/27 1,110
1,710,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,295
1,005,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,009
2,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 1,774
3,870,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 3,322

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,590,000 South Dakota Housing Development Authority 5 .460% 05/01/53 $ 1,620
36,330,000 State of California 3 .750 10/01/37 36,483
11,565,000 State of California 4 .600 04/01/38 11,297
10,050,000 State of California 4 .988 04/01/39 10,050
9,000,000 State of Illinois 5 .520 04/01/38 8,853
4,405,000 State of Michigan 3 .590 12/01/26 4,286
2,500,000 State of Ohio 5 .412 09/01/28 2,655
5,250,000 State of Oregon 4 .112 05/01/27 5,213
3,150,000 State of Oregon 4 .250 05/01/29 3,126
3,370,000 State of Texas 3 .726 08/01/43 3,354
3,000 State of Wisconsin 5 .700 05/01/26 3
1,650,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,229
2,280,000 Tampa Bay Water 2 .612 10/01/25 2,184
3,225,000 Tampa Bay Water 2 .782 10/01/26 3,068
3,000,000 Tampa Bay Water 2 .952 10/01/27 2,839
1,255,000 Texas Water Development Board 4 .248 10/15/35 1,232
5,880,000 Texas Water Development Board 4 .340 10/15/48 5,346
4,170,000 Texas Water Development Board 4 .648 04/15/50 3,980
5,000,000 Tuolumne Wind Project Authority 6 .918 01/01/34 5,572
3,035,000 University of California 3 .809 05/15/28 2,948
11,400,000 University of California 4 .009 05/15/30 11,041
1,000,000 University of Cincinnati 3 .250 06/01/29 1,006
1,560,000 University of Cincinnati 3 .650 06/01/34 1,568
1,615,000 University of Cincinnati 3 .700 06/01/35 1,622
18,000,000 University of New Mexico 3 .532 06/20/32 17,101
500,000 Upper Allegheny Joint Sanitary Authority 3 .550 09/01/39 425
1,500,000 Upper Allegheny Joint Sanitary Authority 3 .800 09/01/49 1,206
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,809
3,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 2,758
750,000 Village of Bellwood IL 5 .375 12/01/32 703
4,500,000 Village of Bellwood IL 6 .000 12/01/50 3,808
1,000,000 Washington County Clean Water Services 5 .078 10/01/24 1,009
TOTAL MUNICIPAL BONDS 557,989
U.S. TREASURY SECURITIES - 6.6%
35,830,000 United States Treasury Bond 2 .875 11/15/46 30,533
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,188
15,862,770 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 15,728
3,780,000 United States Treasury Note 0 .250 09/30/23 3,699
31,765,000 United States Treasury Note 2 .875 09/30/23 31,488
6,100,000 United States Treasury Note 2 .625 12/31/23 6,009
1,525,000 United States Treasury Note 2 .250 10/31/24 1,478
52,995,000 United States Treasury Note 4 .625 02/28/25 53,510
1,500,000 United States Treasury Note 0 .375 12/31/25 1,367
12,860,000 United States Treasury Note 4 .000 02/15/26 12,913
4,665,000 United States Treasury Note 4 .625 03/15/26 4,771
15,031,000 United States Treasury Note 0 .500 10/31/27 13,043
35,275,000 United States Treasury Note 0 .625 11/30/27 30,749
127,198,000 United States Treasury Note 4 .000 02/29/28 129,494
28,250,000 United States Treasury Note 1 .125 08/31/28 24,806
83,465,000 United States Treasury Note 4 .000 02/28/30 85,669
264,475,400 United States Treasury Note 3 .500 02/15/33 264,889
14,508,000 United States Treasury Note 1 .875 02/15/41 10,850
4,700,000 United States Treasury Note 2 .250 05/15/41 3,733
232,705,800 United States Treasury Note 2 .375 02/15/42 187,128
29,796,000 United States Treasury Note 3 .250 05/15/42 27,488
2,070,000 United States Treasury Note 4 .000 11/15/42 2,126
82,325,000 United States Treasury Note 3 .875 02/15/43 83,058
65,008,000 United States Treasury Note 2 .250 02/15/52 48,477

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 171,988,800 United States Treasury Note 4 .000% 11/15/52 $ 182,523
TOTAL U.S. TREASURY SECURITIES 1,257,717
TOTAL GOVERNMENT BONDS 4,459,092
(Cost $4,658,266)
STRUCTURED ASSETS - 4.1%
ASSET BACKED - 1.2%
900,000 g AMSR Trust 3 .148 01/19/39 833
Series - 2019 SFR1 (Class C)
800,000 g AMSR Trust 3 .247 01/19/39 737
Series - 2019 SFR1 (Class D)
2,000,000 g,i BFLD Trust LIBOR 1 M + 2.100% 6 .784 10/15/35 1,711
Series - 2020 EYP (Class C)
225,237 i C-BASS Trust LIBOR 1 M + 0.160% 3 .485 07/25/36 213
Series - 2006 CB6 (Class A1)
1,743,559 Delta Air Lines Pass Through Trust 4 .250 07/30/23 1,727
Series - 2015 1 (Class B)
11,775,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 11,529
Series - 2019 1 (Class AA)
4,252,576 Delta Air Lines Pass Through Trust 2 .000 06/10/28 3,742
Series - 2020 1 (Class AA)
17,647,220 Delta Air Lines Pass Through Trust 2 .500 06/10/28 15,478
Series - 2020 1 (Class A)
87,124 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .945 05/25/37 85
Series - 2007 2 (Class A2C)
3,363,438 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,651
Series - 2021 3CS (Class A)
3,629,906 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,800
Series - 2021 4GS (Class A)
13,292,384 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 10,522
Series - 2021 5CS (Class A)
4,704,319 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,856
Series - 2022 1GS (Class A)
3,153,851 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,422
Series - 2022 1GS (Class B)
14,964,494 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 14,260
Series - 2022 3CS (Class A)
8,297,000 g Grace Trust 2 .347 12/10/40 6,494
Series - 2020 GRCE (Class A)
2,428,272 g HERO Funding Trust 3 .840 09/21/40 2,324
Series - 2015 1A (Class A)
650,116 g HERO Funding Trust 3 .990 09/21/40 614
Series - 2014 2A (Class A)
1,189,751 g HERO Funding Trust 3 .750 09/20/41 1,132
Series - 2016 2A (Class A)
1,102,936 g HERO Funding Trust 4 .050 09/20/41 1,064
Series - 2016 1A (Class A)
416,864 g HERO Funding Trust 3 .080 09/20/42 385
Series - 2016 3A (Class A1)
3,164,402 g HERO Funding Trust 3 .710 09/20/47 2,974
Series - 2017 1A (Class A1)
3,184,523 g HERO Funding Trust 3 .190 09/20/48 2,927
Series - 2017 3A (Class A1)
738,308 g HERO Funding Trust 3 .280 09/20/48 682
Series - 2017 2A (Class A1)
3,464,473 g HERO Funding Trust 4 .670 09/20/48 3,324
Series - 2018 1A (Class A2)
2,639,751 g HERO Funding Trust 2 .240 09/20/51 2,295
Series - 2021 1A (Class A)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,375,000 g Hertz Vehicle Financing III LLC 5 .570% 09/25/29 $ 7,484
Series - 2023 2A (Class A)
13,685 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 13
Series - 2003 1 (Class M1)
599,972 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .959 01/17/38 596
Series - 2018 SFR4 (Class B)
3,365,105 g Loanpal Solar Loan Ltd 2 .290 01/20/48 2,655
Series - 2021 1GS (Class A)
5,729,156 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,497
Series - 2021 2GS (Class A)
2,220,179 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,573
Series - 2020 1A (Class R)
1,382,728 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,205
Series - 2020 1A (Class A)
1,913,597 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,649
Series - 2020 1A (Class B)
2,210,185 g Mosaic Solar Loan Trust 2 .050 12/20/46 1,786
Series - 2021 1A (Class B)
3,278,735 g Mosaic Solar Loan Trust 1 .440 06/20/52 2,715
Series - 2021 3A (Class A)
3,022,129 g Mosaic Solar Loans LLC 3 .820 06/22/43 2,805
Series - 2017 2A (Class A)
3,473,634 g Mosaic Solar Loans LLC 1 .640 04/22/47 2,913
Series - 2021 2A (Class A)
750,000 g Progress Residential Trust 2 .711 11/17/40 628
Series - 2021 SFR9 (Class D)
2,104,469 g Renew 3 .670 09/20/52 1,849
Series - 2017 1A (Class A)
4,421,775 g Renew 3 .950 09/20/53 3,912
Series - 2018 1 (Class A)
4,003,897 g Renew 2 .060 11/20/56 3,474
Series - 2021 1 (Class A)
5,576,537 SCE Recovery Funding LLC 0 .861 11/15/31 4,746
9,945 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .745 09/25/34 10
Series - 2004 8 (Class M1)
6,684,520 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,647
Series - 2021 C (Class A)
3,790,709 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,277
Series - 2022 A (Class A)
2,700,210 g Sunrun Athena Issuer LLC 5 .310 04/30/49 2,597
Series - 2018 1 (Class A)
8,829,870 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 7,865
Series - 2019 2 (Class A)
5,708,680 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,568
Series - 2021 2A (Class A)
6,828,261 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,375
Series - 2022 1A (Class A)
5,400,000 g Tesla Auto Lease Trust 0 .560 03/20/25 5,301
Series - 2021 A (Class A3)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,445
Series - 2021 A (Class A4)
1,400,000 g Tesla Auto Lease Trust 1 .020 03/20/25 1,357
Series - 2021 A (Class B)
6,250,000 g Tesla Auto Lease Trust 1 .180 03/20/25 6,018
Series - 2021 A (Class C)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,302
Series - 2021 B (Class A3)
5,000,000 g Tesla Auto Lease Trust 0 .630 09/22/25 4,745
Series - 2021 B (Class A4)
8,137,378 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 7,857
Series - 2021 B (Class A3)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,900,000 Toyota Auto Receivables Owner Trust 0 .530% 10/15/26 $ 9,123
Series - 2021 B (Class A4)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 431
Series - 2020 SFR1 (Class B)
13,727,158 g Vivint Colar Financing V LLC 4 .730 04/30/48 12,419
Series - 2018 1A (Class A)
4,682,601 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,673
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 233,291
OTHER MORTGAGE BACKED - 2.9%
81,160 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 73
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .934 04/15/34 3,245
Series - 2021 ACEN (Class C)
2,115,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,437
Series - 2021 8 (Class A3)
5,000,000 g BANK 2 .500 10/17/52 3,001
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 4,909
Series - 2019 BN21 (Class C)
8,000,000 i BANK 3 .461 11/15/62 6,160
Series - 2019 BN22 (Class C)
4,940,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 3,208
Series - 2018 CHRS (Class E)
2,750,000 g BBCMS Trust 4 .798 08/10/35 2,543
Series - 2015 SRCH (Class C)
8,870,000 g,i Benchmark Mortgage Trust 3 .899 03/15/62 5,951
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/17/55 4,331
Series - 2022 C1 (Class 360A)
7,390,553 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .881 10/15/38 6,999
Series - 2021 XL2 (Class C)
6,000,000 g,i BX Commercial Mortgage Trust 6 .667 01/17/39 5,807
Series - 2022 AHP (Class B)
6,000,000 g,i BX TRUST 6 .317 01/17/39 5,780
Series - 2022 AHP (Class AS)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .696 06/25/34 2,691
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,759
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 2 .997 11/13/39 712
Series - 2019 CPT (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 1,824
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,365
Series - 2019 GC41 (Class AS)
3,000,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 2,907
Series - 2016 CLNE (Class A)
3,740,000 g,i COMM Mortgage Trust 3 .413 10/10/29 3,513
Series - 2017 PANW (Class B)
3,000,000 g,i COMM Mortgage Trust 3 .538 10/10/29 2,806
Series - 2017 PANW (Class C)
5,120,000 g COMM Mortgage Trust 4 .353 08/10/30 4,933
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,728
Series - 2022 HC (Class C)
3,500,000 g,i COMM Mortgage Trust 4 .070 03/10/48 2,732
Series - 2015 CR22 (Class D)
1,000,000 i COMM Mortgage Trust 4 .295 05/10/48 818
Series - 2015 CR23 (Class D)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,100,000 i COMM Mortgage Trust 4 .295% 05/10/48 $ 1,013
Series - 2015 CR23 (Class C)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,009
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 853
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 5,009
Series - 2022 HC (Class D)
21,985,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 22,153
Series - 2022 R03 (Class 1M2)
4,845,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.000% 7 .560 04/25/42 4,731
Series - 2022 R05 (Class 2M2)
4,298,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 4,306
Series - 2022 R08 (Class 1M2)
7,905,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 8,195
Series - 2022 R09 (Class 2M2)
22,015,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.750% 8 .318 12/25/42 22,220
Series - 2023 R01 (Class 1M2)
15,000,000 g CPT Mortgage Trust 2 .865 11/13/39 12,214
Series - 2019 CPT (Class A)
2,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 1,268
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 4,288
Series - 2017 CALI (Class B)
3,284,636 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,710
Series - 2021 NQM8 (Class A3)
6,650,000 g,i CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,979
Series - 2017 C8 (Class 85BA)
6,100,000 g,i CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,126
Series - 2017 C8 (Class 85BB)
2,000,000 g,i CSMC Series 3 .388 10/25/59 1,746
Series - 2019 NQM1 (Class M1)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,083
Series - 2021 NYC (Class X)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .005 11/15/38 7,108
Series - 2021 ELP (Class C)
5,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .803 11/15/38 4,668
Series - 2021 ELP (Class E)
522,598 g,i Flagstar Mortgage Trust 4 .035 10/25/47 465
Series - 2017 2 (Class B3)
48,983 g,i Flagstar Mortgage Trust 4 .000 09/25/48 46
Series - 2018 5 (Class A11)
1,422,858 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,124
Series - 2021 2 (Class A4)
4,395,285 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,473
Series - 2021 4 (Class A21)
10,260,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 8,699
Series - 2021 P009 (Class A2)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,429
Series - 2022 P013 (Class A2)
6,682,861 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,226
Series - 2021 ML08 (Class ML08)
39,617,000 i Freddie Mac Multifamily ML Certificates 1 .769 11/25/37 5,044
Series - 2021 ML08 (Class XCA)
3,162,971 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,512
Series - 2021 ML08 (Class ML08)
9,989,192 i Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 9,188
Series - 2022 ML14 (Class A)
16,555,152 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 13,117
Series - 2021 ML12 (Class AUS)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,024,998 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .518% 09/25/35 $ 793
Series - 2020 Q012 (Class A3)
4,621,579 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,799
Series - 2020 Q014 (Class A1)
16,564,403 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 14,639
Series - 2022 M068 (Class A)
1,737,157 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,679
Series - 2022 M069 (Class A)
6,050,000 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,993
Series - 2020 M061 (Class A)
6,069,936 Freddie Mac REMICS 3 .000 09/25/50 4,551
Series - 2021 5160 (Class ZG)
8,080,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460 04/25/42 8,030
Series - 2022 DNA3 (Class M1B)
2,785,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.750% 9 .310 02/25/42 2,657
Series - 2022 DNA2 (Class B1)
2,972,000 g,i GS Mortgage Securities Corp II 4 .577 03/10/33 2,511
Series - 2018 GS10 (Class WLSC)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 5 .780 10/15/31 1,864
Series - 2018 HART (Class A)
3,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 2,728
Series - 2016 GS3 (Class AS)
830,000 i GS Mortgage Securities Trust 3 .954 11/10/49 688
Series - 2016 GS4 (Class C)
371,089 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 316
Series - 2020 PJ4 (Class A4)
736,707 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 627
Series - 2020 PJ5 (Class A4)
1,026,915 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 809
Series - 2020 PJ6 (Class A4)
5,625,872 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,445
Series - 2021 PJ5 (Class A4)
4,992,671 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 4,128
Series - 2022 PJ2 (Class A36)
2,385,458 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,972
Series - 2022 PJ4 (Class A36)
414,202 g,i GS Mortgage-Backed Securities Trust 3 .641 05/25/50 345
Series - 2020 PJ1 (Class B2)
1,143,151 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 902
Series - 2021 PJ2 (Class A4)
8,329,318 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,581
Series - 2021 PJ6 (Class A4)
10,640,243 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,407
Series - 2021 PJ7 (Class A4)
4,824,012 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,812
Series - 2021 PJ8 (Class A4)
5,413,654 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,476
Series - 2022 PJ5 (Class A36)
3,100,302 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,563
Series - 2022 PJ6 (Class A24)
6,016,335 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 5,143
Series - 2023 PJ1 (Class A24)
610,035 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .381 08/19/45 539
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,522
Series - 2016 10HY (Class A)
5,000,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 4,485
Series - 2016 10HY (Class B)
5,000,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 4,365
Series - 2016 10HY (Class C)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,000,000 g Hudson Yards Mortgage Trust 3 .228% 07/10/39 $ 6,037
Series - 2019 30HY (Class A)
4,000,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 2,830
Series - 2019 55HY (Class D)
7,000,000 †,g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 4,688
Series - 2019 55HY (Class E)
144,211 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .505 03/25/35 132
Series - 2004 11 (Class 2A1)
480,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 405
Series - 2020 NQM1 (Class M1)
1,700,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 6 .455 10/15/33 1,496
Series - 2020 609M (Class B)
2,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 2.170% 6 .855 10/15/33 1,674
Series - 2020 609M (Class C)
1,690,637 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 5 .695 12/25/44 1,594
Series - 2015 1 (Class B1)
80,998 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 73
Series - 2015 3 (Class A19)
450,292 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 410
Series - 2015 6 (Class A13)
208,213 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 187
Series - 2016 1 (Class A13)
224,623 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 200
Series - 2017 2 (Class A13)
305,509 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 270
Series - 2018 3 (Class A13)
247,220 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 218
Series - 2018 4 (Class A13)
854,966 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 744
Series - 2018 5 (Class A13)
856,083 g,i JP Morgan Mortgage Trust 3 .300 10/26/48 809
Series - 2017 5 (Class A2)
95,118 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 88
Series - 2018 8 (Class A13)
203,436 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 189
Series - 2018 9 (Class A13)
31,739 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 30
Series - 2019 1 (Class A3)
205,921 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 192
Series - 2019 1 (Class A15)
444,652 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567 10/25/49 427
Series - 2019 INV1 (Class A11)
1,573,160 g,i JP Morgan Mortgage Trust 3 .832 06/25/50 1,342
Series - 2020 1 (Class B2)
3,257,183 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 2,578
Series - 2021 6 (Class A15)
2,276,147 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,798
Series - 2021 7 (Class A15)
2,890,725 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,284
Series - 2021 8 (Class A15)
1,229,753 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 972
Series - 2021 10 (Class A15)
4,092,667 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,244
Series - 2021 11 (Class A15)
1,131,378 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 896
Series - 2021 12 (Class A15)
1,872,959 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,483
Series - 2021 14 (Class A15)
5,929,201 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,694
Series - 2021 15 (Class A15)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,101,405 g,i JP Morgan Mortgage Trust 3 .000% 08/25/52 $ 5,871
Series - 2022 2 (Class A25)
6,502,418 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,598
Series - 2022 LTV2 (Class A6)
5,000,000 g Liberty Street Trust 3 .597 02/10/36 4,626
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 2 .976 08/15/34 3,794
Series - 2017 330M (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .142 08/15/34 3,690
Series - 2017 330M (Class B)
2,000,000 g,i Manhattan West 2 .335 09/10/39 1,585
Series - 2020 1MW (Class C)
2,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 1,724
Series - 2020 1MW (Class A)
2,169,000 g,i Menora Mivtachim Holdings Ltd 3 .939 02/17/55 1,184
Series - 2022 C1 (Class 360D)
132,584 †,i Morgan Stanley Capital I Trust 5 .674 12/12/49 56
Series - 2007 IQ16 (Class AJFX)
952,475 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 837
Series - 2021 4 (Class A4)
3,893,153 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 3,088
Series - 2021 5 (Class A9)
2,907,949 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,522
Series - 2021 6 (Class A4)
2,509,306 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,986
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3 .316 07/11/39 2,674
Series - 2017 712F (Class A)
5,750,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 5,526
Series - 2019 MILE (Class A)
6,750,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .707 07/15/36 6,268
Series - 2019 MILE (Class B)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 7 .107 07/15/36 3,897
Series - 2019 MILE (Class C)
9,800,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.579% 8 .407 07/15/36 8,844
Series - 2019 MILE (Class E)
1,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 9 .157 07/15/36 1,344
Series - 2019 MILE (Class F)
484,947 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 443
Series - 2019 NQM4 (Class A3)
470,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 382
Series - 2019 NQM4 (Class M1)
42,466 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .325 02/25/36 41
Series - 2005 3 (Class A1)
5,199,702 g,i OBX Trust 2 .500 07/25/51 4,108
Series - 2021 J2 (Class A19)
339,028 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 317
Series - 2018 1 (Class A2)
1,580,106 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,248
Series - 2021 1 (Class A19)
1,860,170 g,i Oceanview Mortgage Trust 4 .500 11/25/52 1,747
Series - 2022 1 (Class A1)
11,800,000 g One Bryant Park Trust 2 .516 09/15/54 9,715
Series - 2019 OBP (Class A)
4,699,000 g One Market Plaza Trust 3 .614 02/10/32 4,317
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 917
Series - 2017 1MKT (Class B)
2,000,000 g One Market Plaza Trust 4 .146 02/10/32 1,775
Series - 2017 1MKT (Class D)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,103,674 g,i RCKT Mortgage Trust 2 .500% 09/25/51 $ 4,040
Series - 2021 4 (Class A21)
7,053,091 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,590
Series - 2022 2 (Class A22)
5,409,753 g,i RCKT Mortgage Trust 3 .500 06/25/52 4,645
Series - 2022 4 (Class A22)
437,607 g,i Sequoia Mortgage Trust 3 .500 05/25/45 398
Series - 2015 2 (Class A1)
193,445 g,i Sequoia Mortgage Trust 3 .500 06/25/46 174
Series - 2016 1 (Class A19)
657,029 g,i Sequoia Mortgage Trust 3 .726 09/25/47 601
Series - 2017 6 (Class B1)
12,470 g,i Sequoia Mortgage Trust 4 .000 09/25/48 12
Series - 2018 7 (Class A19)
74,087 g,i Sequoia Mortgage Trust 4 .000 06/25/49 69
Series - 2019 2 (Class A19)
187,131 g,i Sequoia Mortgage Trust 3 .500 12/25/49 168
Series - 2019 5 (Class A19)
1,451,976 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,222
Series - 2020 3 (Class A19)
2,989,488 g,i Sequoia Mortgage Trust 2 .500 06/25/51 2,362
Series - 2021 4 (Class A19)
289,268 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 265
Series - 2017 2 (Class A1)
78,068,000 g,i SLG Office Trust 0 .258 07/15/41 1,241
Series - 2021 OVA (Class X)
58,931 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .789 02/25/48 55
Series - 2018 SPI1 (Class M2)
74,055 g,i STACR 3 .834 05/25/48 71
Series - 2018 SPI2 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 5 .941 11/15/36 1,072
Series - 2021 LIH (Class AS)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,323
Series - 2022 BVUE (Class A)
982,000 g,i Verus Securitization Trust 3 .207 11/25/59 838
Series - 2019 4 (Class M1)
486,901 g Verus Securitization Trust 1 .733 05/25/65 446
Series - 2020 5 (Class A3)
2,672,619 g,i Verus Securitization Trust 2 .240 10/25/66 2,182
Series - 2021 7 (Class A3)
54,094 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 51
Series - 2019 2 (Class A17)
446,918 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 381
Series - 2020 4 (Class A17)
7,023,013 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,549
Series - 2021 2 (Class A17)
2,422,070 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,920
Series - 2022 2 (Class A18)
148,120 g,i WinWater Mortgage Loan Trust 3 .918 06/20/44 125
Series - 2014 1 (Class B4)
3,464,206 g,i Woodward Capital Management 3 .000 05/25/52 2,864
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 538,375
TOTAL STRUCTURED ASSETS 771,666
(Cost $879,984)
TOTAL BONDS 7,434,026
(Cost $8,016,476)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 58.5%
AUTOMOBILES & COMPONENTS - 1.5%
229,881 * American Axle & Manufacturing Holdings, Inc $ 1,795
150,616 * Aptiv plc 16,898
160,321 Bayerische Motoren Werke AG. 17,571
70,276 Bayerische Motoren Werke AG. (Preference) 7,183
14,525 BorgWarner, Inc 713
290,490 *,e Canoo, Inc 190
441,981 Cie Generale des Etablissements Michelin S.C.A 13,511
275,193 Daimler AG. (Registered) 21,163
88,915 * Dr ING hc F Porsche AG. 11,412
850,277 *,e Lucid Group, Inc 6,836
201,021 Magna International, Inc 10,767
516,725 *,e Rivian Automotive, Inc 7,999
642,700 * Tesla, Inc 133,335
2,732,400 * Toyota Motor Corp 38,897
244,557 Valeo S.A. 5,018
291,308 *,e Workhorse Group, Inc 387
823 Yamaha Motor Co Ltd 22
TOTAL AUTOMOBILES & COMPONENTS 293,697
BANKS - 2.6%
2,364 Ameris Bancorp 86
1,156,720 Australia & New Zealand Banking Group Ltd 17,825
2,416,836 e Banco Bilbao Vizcaya Argentaria S.A. 17,279
1,334,149 Bank Hapoalim Ltd 11,103
233,431 Bank of Montreal 20,792
421,775 e Bank of Nova Scotia 21,243
56,219 Bank OZK 1,923
2,405 Banner Corp 131
56,868 Berkshire Hills Bancorp, Inc 1,425
3,266,000 BOC Hong Kong Holdings Ltd 10,168
8,511 Brookline Bancorp, Inc 89
1,840 Cadence BanCorp 38
6,038 Camden National Corp 218
378,764 Canadian Imperial Bank of Commerce 16,061
1,121,090 Citigroup, Inc 52,568
614,093 Citizens Financial Group, Inc 18,650
2,120 Columbia Banking System, Inc 45
19,917 Comerica, Inc 865
823 Commerce Bancshares, Inc 48
889 Community Trust Bancorp, Inc 34
54,845 * Customers Bancorp, Inc 1,016
728,693 DBS Group Holdings Ltd 18,117
65,339 DNB Bank ASA 1,169
219,408 Erste Bank der Oesterreichischen Sparkassen AG. 7,269
7,030 First Busey Corp 143
1,019 Glacier Bancorp, Inc 43
1,984 Hancock Whitney Corp 72
616,500 Hang Seng Bank Ltd 8,764
4,964 Heritage Financial Corp 106
19,873 HomeStreet, Inc 358
5,103,665 HSBC Holdings plc 34,687
358,388 Huntington Bancshares, Inc 4,014
6,991,643 Intesa Sanpaolo S.p.A. 17,944
33,831 JPMorgan Chase & Co 4,409
179,447 KBC Groep NV 12,330
275,971 Keycorp 3,455
73,078 Live Oak Bancshares, Inc 1,781
30,945 National Bank Holdings Corp 1,035

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
138,079 National Bank of Canada $ 9,876
9,051 Old National Bancorp 131
165,267 Oversea-Chinese Banking Corp 1,541
67,298 Pinnacle Financial Partners, Inc 3,712
313,176 PNC Financial Services Group, Inc 39,805
886,851 Regions Financial Corp 16,460
1,852,800 Resona Holdings, Inc 8,938
480,928 Societe Generale 10,836
1,593,101 Standard Chartered plc 12,074
313,100 Sumitomo Mitsui Trust Holdings, Inc 10,757
1,164,210 e Svenska Handelsbanken AB 10,083
2,226 * Texas Capital Bancshares, Inc 109
20,196 * The Bancorp, Inc 562
498,355 Toronto-Dominion Bank 29,850
4,787 Trico Bancshares 199
691,886 Truist Financial Corp 23,593
2,114 UMB Financial Corp 122
18,027 Univest Financial Corp 428
2,021 Westamerica Bancorporation 90
1,110 Wintrust Financial Corp 81
23,145 Zions Bancorporation 693
TOTAL BANKS 487,243
CAPITAL GOODS - 4.2%
459,246 3M Co 48,271
362 A.O. Smith Corp 25
367,452 ABB Ltd 12,641
790 Acuity Brands, Inc 144
247 Allegion plc 26
181,708 Ashtead Group plc 11,158
510,377 Assa Abloy AB 12,225
1,130,260 Atlas Copco AB 13,001
1,105,709 Atlas Copco AB 14,007
688 * Beacon Roofing Supply, Inc 40
73,426 *,e Blink Charging Co 635
11,104 * Bloom Energy Corp 221
272,149 Bouygues S.A. 9,179
39,132 Brenntag AG. 2,945
387,083 * CAE, Inc 8,753
329,972 Carrier Global Corp 15,096
263,017 Caterpillar, Inc 60,189
776,349 CNH Industrial NV 11,879
46,358 Cummins, Inc 11,074
80,633 Curtiss-Wright Corp 14,212
900 Daifuku Co Ltd 17
81,100 Daikin Industries Ltd 14,550
92,545 DCC plc 5,395
145,357 Deere & Co 60,015
396 Dover Corp 60
243,794 Eaton Corp 41,772
98,775 Eiffage S.A. 10,689
1,733 EMCOR Group, Inc 282
64,745 Emerson Electric Co 5,642
1,823 Epiroc AB 36
2,655 Fanuc Ltd 96
153,536 Fastenal Co 8,282
576 Ferguson plc 77
132,921 Fortive Corp 9,061
1,653 Fortune Brands Home & Security, Inc 97
99 Geberit AG. 55
125,289 * Generac Holdings, Inc 13,532

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
151,824 * Great Lakes Dredge & Dock Corp $ 824
180,585 Hexcel Corp 12,325
1,155 e Husqvarna AB (B Shares) 10
2,459 IDEX Corp 568
221,971 Illinois Tool Works, Inc 54,039
1,115 Ingersoll Rand, Inc 65
423,415 Johnson Controls International plc 25,498
1,220,570 Keppel Corp Ltd 5,179
346,500 Komatsu Ltd 8,602
260,003 * Kratos Defense & Security Solutions, Inc 3,505
383,900 Kubota Corp 5,820
289 Kurita Water Industries Ltd 13
63,765 Legrand S.A. 5,826
86 Lennox International, Inc 22
794 LIXIL Group Corp 13
14,172 Luxfer Holdings plc 240
36,237 * Manitowoc Co, Inc 619
969,800 Marubeni Corp 13,189
229,502 Masco Corp 11,411
109,661 * Mercury Systems, Inc 5,606
501,500 Mitsubishi Corp 18,022
7,392 Moog, Inc (Class A) 745
51,780 MTU Aero Engines Holding AG. 12,957
4,501 * MYR Group, Inc 567
658 e NGK Insulators Ltd 9
333,800 Obayashi Corp 2,554
7,069 Owens Corning, Inc 677
120,486 PACCAR, Inc 8,820
455 Pentair plc 25
52,759 * Proto Labs, Inc 1,749
396 Quanta Services, Inc 66
52,451 Rockwell Automation, Inc 15,392
4,744 Rush Enterprises, Inc (Class A) 259
127,111 Sandvik AB 2,698
166,423 Schneider Electric S.A. 27,813
23,294,619 * SembCorp Marine Ltd 2,091
355,600 e Shimizu Corp 2,015
212,334 Siemens AG. 34,399
829,300 Singapore Technologies Engineering Ltd 2,283
18,061 e SKF AB (B Shares) 356
11,819 Snap-On, Inc 2,918
227 Toromont Industries Ltd 19
392 Toto Ltd 13
93,555 Trane Technologies plc 17,212
124,121 * Triumph Group, Inc 1,439
40,805 United Rentals, Inc 16,149
24,341 * Vectrus, Inc 967
229,354 Vestas Wind Systems A.S. 6,684
697,434 e Volvo AB (B Shares) 14,372
17,291 W.W. Grainger, Inc 11,910
1,964 Wabash National Corp 48
295,210 Wartsila Oyj (B Shares) 2,786
45,452 Woodward Inc 4,426
40,621 WSP Global, Inc 5,321
46,755 Xylem, Inc 4,895
700 Yaskawa Electric Corp 31
TOTAL CAPITAL GOODS 791,440
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
834 ABM Industries, Inc 37
33,977 ACCO Brands Corp 181

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,000 * ASGN Inc $ 83
372 Booz Allen Hamilton Holding Co 35
3,969 Brambles Ltd 36
222,321 Bureau Veritas S.A. 6,388
342,048 Computershare Ltd 4,968
35,035 Concentrix Corp 4,259
612,766 * Copart, Inc 46,086
64,745 CSG Systems International, Inc 3,477
614 Dai Nippon Printing Co Ltd 17
50,780 * ExlService Holdings, Inc 8,218
5,059 Heidrick & Struggles International, Inc 154
106,405 Intertek Group plc 5,329
188,119 * KAR Auction Services, Inc 2,573
45,168 Kelly Services, Inc (Class A) 749
50,425 * Liquidity Services, Inc 664
37,996 e Randstad Holdings NV 2,256
279,000 Recruit Holdings Co Ltd 7,675
695,611 RELX plc 22,529
304 Ritchie Bros Auctioneers, Inc 17
69,414 Robert Half International, Inc 5,593
3,908 SGS S.A. 8,620
14,329 Teleperformance 3,462
40,510 Thomson Reuters Corp 5,271
157,678 TransUnion 9,798
2,948 * TriNet Group, Inc 238
34,608 TTEC Holdings, Inc 1,288
18,384 Verisk Analytics, Inc 3,527
195,639 Waste Management, Inc 31,922
30,531 Wolters Kluwer NV 3,854
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 189,304
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
45,506 * 1-800-FLOWERS.COM, Inc (Class A) 523
355 Advance Auto Parts, Inc 43
621 Best Buy Co, Inc 49
80,844 e Big Lots, Inc 886
184 * Burlington Stores, Inc 37
158 Canadian Tire Corp Ltd 21
2,874 * CarMax, Inc 185
28,621 Dieteren S.A. 5,569
34,769 Dollarama, Inc 2,078
951,593 eBay, Inc 42,222
41,100 Fast Retailing Co Ltd 8,997
7,052 * Five Below, Inc 1,452
29,570 * Genesco, Inc 1,090
679 Genuine Parts Co 113
289,675 e Hennes & Mauritz AB (B Shares) 4,142
328,188 Home Depot, Inc 96,855
446,731 Industria De Diseno Textil S.A. 15,008
27,159 Kering 17,719
5,813 Kingfisher plc 19
103,978 LKQ Corp 5,902
309,444 Lowe's Companies, Inc 61,879
556,532 Macy's, Inc 9,734
44,620 * MarineMax, Inc 1,283
370 * MercadoLibre, Inc 488
366 Next plc 30
569 Pool Corp 195
250,417 Prosus NV 19,609
1,746 * Sally Beauty Holdings, Inc 27
34,896 Shoe Carnival, Inc 895

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
631,632 TJX Companies, Inc $ 49,495
20,726 Tractor Supply Co 4,871
401 * TravelCenters of America, Inc 35
62,274 Wesfarmers Ltd 2,105
874 Winmark Corp 280
8,809 *,g Zalando SE 369
20,869 * Zumiez, Inc 385
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION &
RETAIL 354,590
CONSUMER DURABLES & APPAREL - 0.9%
74,165 Adidas-Salomon AG. 13,147
218,793 *,e Allbirds, Inc 263
385,655 Barratt Developments plc 2,219
68,119 Berkeley Group Holdings plc 3,529
308,453 Burberry Group plc 9,877
61,568 DR Horton, Inc 6,015
622 Electrolux AB 8
111,404 Essilor International S.A. 20,089
524 Gildan Activewear, Inc 17
58,468 * GoPro, Inc 294
9,916 * Green Brick Partners, Inc 348
804 Hasbro, Inc 43
11,305 Hermes International 22,895
28,312 *,e iRobot Corp 1,236
3,554 Johnson Outdoors, Inc 224
76,409 * Latham Group, Inc 218
18,915 * Lovesac Co 547
36,998 * Lululemon Athletica, Inc 13,474
156,205 Moncler S.p.A 10,789
10,439 Newell Brands Inc 130
2,055 * NVR, Inc 11,451
990,000 Panasonic Corp 8,858
262 Pandora AS 25
880 Persimmon plc 14
714 Pulte Homes, Inc 42
9,326 Puma AG. Rudolf Dassler Sport 578
2,388 PVH Corp 213
22,299 SEB S.A. 2,537
1,026 Sekisui Chemical Co Ltd 15
237,400 Sekisui House Ltd 4,838
178,782 * Sonos, Inc 3,508
353,400 Sony Corp 32,189
1,076,998 Taylor Wimpey plc 1,584
137,344 *,e Traeger, Inc 564
363,286 VF Corp 8,323
389 e Yamaha Corp 15
TOTAL CONSUMER DURABLES & APPAREL 180,116
CONSUMER SERVICES - 1.3%
204,289 Accor S.A. 6,642
38,630 ADT, Inc 279
21,871 * Booking Holdings, Inc 58,011
43,756 * Bright Horizons Family Solutions 3,369
33,285 Carriage Services, Inc 1,016
746,434 Compass Group plc 18,759
99,079 * Dave & Buster's Entertainment, Inc 3,645
122,402 *,g Delivery Hero AG. 4,176
318,495 Hilton Worldwide Holdings, Inc 44,866
575 IDP Education Ltd 11
132,900 InterContinental Hotels Group plc 8,700

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
183,378 *,g Just Eat Takeaway.com NV $ 3,499
423,500 Oriental Land Co Ltd 14,500
33,446 * Planet Fitness, Inc 2,598
3,541 * Shake Shack, Inc 196
87,471 * Six Flags Entertainment Corp 2,336
593,475 Starbucks Corp 61,799
25,529 Vail Resorts, Inc 5,966
129,335 Whitbread plc 4,778
TOTAL CONSUMER SERVICES 245,146
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
220,700 Aeon Co Ltd 4,282
357,167 Alimentation Couche-Tard, Inc 17,957
251,406 * BJ's Wholesale Club Holdings, Inc 19,124
484,992 Coles Group Ltd 5,860
77,367 George Weston Ltd 10,253
1,743,514 J Sainsbury plc 6,000
752 Kesko Oyj (B Shares) 16
1,880 Kroger Co 93
136,504 Loblaw Cos Ltd 12,440
37,655 e Metro, Inc 2,071
105,299 * Performance Food Group Co 6,354
47,411 Pricesmart, Inc 3,389
70,405 SpartanNash Co 1,746
225,859 * Sprouts Farmers Market, Inc 7,912
297,278 Target Corp 49,238
114,759 * United Natural Foods, Inc 3,024
325,703 * US Foods Holding Corp 12,032
455,103 Woolworths Ltd 11,570
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 173,361
ENERGY - 2.9%
453,909 Antero Midstream Corp 4,761
176,238 APA Corp 6,355
517,908 e ARC Resources Ltd 5,875
343,763 Baker Hughes Co 9,921
731,836 Cenovus Energy, Inc (Toronto) 12,769
3,725 ChampionX Corp 101
183,057 Cheniere Energy, Inc 28,850
191,652 Chevron Corp 31,270
235,164 * Clean Energy Fuels Corp 1,025
565,629 ConocoPhillips 56,116
2,773 Delek US Holdings, Inc 64
194,947 Devon Energy Corp 9,866
26,007 * DMC Global, Inc 571
52,213 * Dril-Quip, Inc 1,498
637,666 Enbridge, Inc 24,313
243,010 EOG Resources, Inc 27,856
277,513 EQT Corp 8,855
416,218 Equinor ASA 11,832
537,285 Galp Energia SGPS S.A. 6,079
1,424 Halliburton Co 45
129,315 Hess Corp 17,114
212,089 e Imperial Oil Ltd 10,786
202,500 Inpex Holdings, Inc 2,143
6,419 e Keyera Corp 140
1,278,203 Kinder Morgan, Inc 22,381
903,460 * Kosmos Energy Ltd 6,722
1,874 Marathon Oil Corp 45
121,004 Marathon Petroleum Corp 16,315
263,195 Neste Oil Oyj 13,003

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
419,039 NOV, Inc $ 7,756
5,830 * Oceaneering International, Inc 103
115,623 OMV AG. 5,310
26,543 ONEOK, Inc 1,687
21,024 Ovintiv, Inc 759
170,132 e Parkland Corp 4,079
1,331 Phillips 66 135
108,911 Pioneer Natural Resources Co 22,244
662,957 Schlumberger Ltd 32,551
1,290,892 Shell plc 36,789
972,895 * Southwestern Energy Co 4,864
522,200 Suncor Energy, Inc 16,213
644,025 e Total S.A. 37,974
230,541 Valero Energy Corp 32,183
3,371 Williams Cos, Inc 101
572,494 Woodside Energy Group Ltd 12,790
TOTAL ENERGY 552,209
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
258,300 American Tower Corp 52,781
91,039 Boston Properties, Inc 4,927
135,687 Brandywine Realty Trust 642
545,111 British Land Co plc 2,615
63,675 Brixmor Property Group, Inc 1,370
14,677 CapitaMall Trust 22
50,850 City Office REIT, Inc 351
66,562 Crown Castle International Corp 8,909
2,975 Dexus Property Group 15
401,487 DiamondRock Hospitality Co 3,264
784 Digital Realty Trust, Inc 77
39,050 e Douglas Emmett, Inc 481
49,246 Equinix, Inc 35,508
39,506 First Industrial Realty Trust, Inc 2,102
51,892 Fonciere Des Regions 3,018
665 Gecina S.A. 69
565,550 Goodman Group 7,177
688,636 GPT Group 1,968
254,830 Healthpeak Properties Inc 5,599
364,700 Hudson Pacific Properties 2,425
945 Iron Mountain, Inc 50
7,121 e iStar, Inc 209
4,380 Kilroy Realty Corp 142
255,081 e Klepierre 5,783
1,939 Land Securities Group plc 15
1,119,700 Link REIT 7,200
297,561 Macerich Co 3,154
1,050,750 Mirvac Group 1,472
474,829 Park Hotels & Resorts, Inc 5,869
258,319 Piedmont Office Realty Trust, Inc 1,886
7,536 PotlatchDeltic Corp 373
435,920 Prologis, Inc 54,390
418 RioCan Real Estate Investment Trust 6
298 SBA Communications Corp 78
14,358 Scentre Group 26
151,016 Segro plc 1,438
4,605 * Star Holdings 80
6,604 Stockland Trust Group 18
35,424 * Unibail-Rodamco-Westfield 1,897
104,837 *,e Unibail-Rodamco-Westfield 5,641
83,177 Ventas, Inc 3,606
190,252 Vicinity Centres 249

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
238,946 Welltower, Inc $ 17,130
310,688 Weyerhaeuser Co 9,361
63,158 Xenia Hotels & Resorts, Inc 827
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(REITS) 254,220
FINANCIAL SERVICES - 4.5%
697,929 3i Group plc 14,547
234,865 Ally Financial, Inc 5,987
342,139 American Express Co 56,436
82,678 Ameriprise Financial, Inc 25,341
6,128 Annaly Capital Management, Inc 117
536 Australian Stock Exchange Ltd 23
681,584 Bank of New York Mellon Corp 30,971
83,616 BlackRock, Inc 55,949
537,423 Charles Schwab Corp 28,150
84,822 Deutsche Boerse AG. 16,516
266,899 Discover Financial Services 26,380
51,668 Eurazeo 3,678
11,159 Factset Research Systems, Inc 4,632
440,896 Fidelity National Information Services, Inc 23,954
3,347 Franklin Resources, Inc 90
175,228 Goldman Sachs Group, Inc 57,319
10,629 * Green Dot Corp 183
334,646 Hong Kong Exchanges and Clearing Ltd 14,833
453,426 Intercontinental Exchange Group, Inc 47,288
1,416 Invesco Ltd 23
166,684 London Stock Exchange Group plc 16,190
221 LPL Financial Holdings, Inc 45
147,247 Macquarie Group Ltd 17,434
260 MarketAxess Holdings, Inc 102
270,838 Mastercard, Inc (Class A) 98,425
106,084 Moody's Corp 32,464
664,595 Morgan Stanley 58,351
17,431 * Mr Cooper Group, Inc 714
86,384 Nasdaq Inc 4,723
2,220,800 * Nomura Holdings, Inc 8,562
136,275 Northern Trust Corp 12,010
654,090 ORIX Corp 10,785
714,540 * PayPal Holdings, Inc 54,262
5,978 * PRA Group, Inc 233
2,150 * PROG Holdings, Inc 51
9,022 Raymond James Financial, Inc 841
173,698 S&P Global, Inc 59,886
656,988 Schroders plc 3,746
2,200 Singapore Exchange Ltd 16
96,869 St. James's Place plc 1,454
2,388,396 Standard Life Aberdeen plc 6,011
167,611 State Street Corp 12,686
1,437 Synchrony Financial 42
85,274 T Rowe Price Group, Inc 9,627
6,965 TFS Financial Corp 88
154 TMX Group Ltd 16
1,113,941 UBS Group AG 23,572
30,353 e Voya Financial, Inc 2,169
31,162 Wendel 3,295
78,805 * WEX, Inc 14,491
TOTAL FINANCIAL SERVICES 864,708
FOOD, BEVERAGE & TOBACCO - 2.2%
370,763 Ajinomoto Co, Inc 12,898

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
95,705 Archer-Daniels-Midland Co $ 7,624
219,414 *,e Benson Hill, Inc 252
124,961 *,e Beyond Meat, Inc 2,028
1,758 Bunge Ltd 168
63,490 Campbell Soup Co 3,491
1,349,057 Coca-Cola Co 83,682
213,058 * Coca-Cola European Partners plc (Class A) 12,611
241,442 Coca-Cola HBC AG. 6,610
1,330 ConAgra Brands, Inc 50
289,412 Danone 18,008
15,327 * Darling International, Inc 895
42,000 Fresh Del Monte Produce, Inc 1,265
494,878 General Mills, Inc 42,292
2,360 * Hain Celestial Group, Inc 40
276,686 Hormel Foods Corp 11,034
170,151 Kellogg Co 11,393
133,885 Kerry Group plc (Class A) 13,352
2,155 Keurig Dr Pepper, Inc 76
173,000 Kikkoman Corp 8,832
94,445 McCormick & Co, Inc 7,859
616 e MEIJI Holdings Co Ltd 15
116,254 Mowi ASA 2,150
615,199 Nestle S.A. 75,012
74,000 Nissin Food Products Co Ltd 6,767
304,982 Orkla ASA 2,163
470,122 PepsiCo, Inc 85,703
166,600 Suntory Beverage & Food Ltd 6,206
6,454 * TreeHouse Foods, Inc 325
16,271 * Vital Farms, Inc 249
1,637,414 Wilmar International Ltd 5,187
TOTAL FOOD, BEVERAGE & TOBACCO 428,237
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
138,102 * Accolade, Inc 1,986
71,383 * Allscripts Healthcare Solutions, Inc 932
149,137 e Amplifon S.p.A. 5,169
70,373 * Angiodynamics, Inc 728
8,730 * AtriCure, Inc 362
1,253 * Axonics Modulation Technologies, Inc 68
1,376 Baxter International, Inc 56
48,498 BioMerieux 5,113
381,856 *,e Brookdale Senior Living, Inc 1,127
4,607 Cardinal Health, Inc 348
86,906 * Cardiovascular Systems, Inc 1,726
31,597 Carl Zeiss Meditec AG. 4,401
46,122 * Castle Biosciences, Inc 1,048
354,493 * Cerus Corp 1,053
123,489 Cigna Corp 31,555
23,683 Cochlear Ltd 3,770
50,637 Coloplast AS 6,667
22,324 * Computer Programs & Systems, Inc 674
54,738 *,e CryoLife, Inc 717
188 * DaVita, Inc 15
40,250 * Demant A.S. 1,413
254,738 * Dexcom, Inc 29,596
502,143 * Edwards Lifesciences Corp 41,542
123,702 Elevance Health, Inc 56,879
96,606 * Enhabit, Inc 1,344
186,769 * Envista Holdings Corp 7,635
256,151 Fisher & Paykel Healthcare Corp 4,282
44,000 *,e Fulgent Genetics, Inc 1,374

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
13,596 * Globus Medical, Inc $ 770
141,024 HCA Healthcare, Inc 37,185
113,131 * Health Catalyst, Inc 1,320
21,864 * Henry Schein, Inc 1,783
20,319 * Heska Corp 1,984
123,689 * Hologic, Inc 9,982
67,752 * IDEXX Laboratories, Inc 33,881
47,984 * Inogen, Inc 599
527 * Insulet Corp 168
50,427 Laboratory Corp of America Holdings 11,569
30,526 LeMaitre Vascular, Inc 1,571
8,932 * LivaNova plc 389
46,044 * Merit Medical Systems, Inc 3,405
161 * Molina Healthcare, Inc 43
76,842 * Nevro Corp 2,778
110,180 * NextGen Healthcare, Inc 1,918
257 * Novocure Ltd 16
96,440 * Omnicell, Inc 5,658
832,141 *,e Opko Health, Inc 1,215
112,552 * OraSure Technologies, Inc 681
69,413 * Orthofix Medical Inc 1,163
98,817 * Outset Medical, Inc 1,818
16,134 * Pennant Group, Inc 230
17,013 * Penumbra, Inc 4,741
2,830 Premier, Inc 92
72,016 * Pulmonx Corp 805
29,961 Quest Diagnostics, Inc 4,239
144,984 Ramsay Health Care Ltd 6,478
93,685 Resmed, Inc 20,516
17,548 * SI-BONE, Inc 345
41,172 Sonova Holdings AG 12,145
24,596 * Staar Surgical Co 1,573
37,052 STERIS plc 7,087
34,000 Sysmex Corp 2,232
53,992 * Teladoc, Inc 1,398
94,486 Terumo Corp 2,555
158,063 UnitedHealth Group, Inc 74,699
TOTAL HEALTH CARE EQUIPMENT & SERVICES 470,611
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
672 Church & Dwight Co, Inc 59
589 Clorox Co 93
346,054 Colgate-Palmolive Co 26,006
340,276 e Essity AB 9,720
172,700 Kao Corp 6,722
69,830 Kimberly-Clark Corp 9,373
70,097 L'Oreal S.A. 31,322
713,663 Procter & Gamble Co 106,115
193,300 Shiseido Co Ltd 9,063
138,700 Uni-Charm Corp 5,701
578,642 Unilever plc 29,985
131,058 *,e Veru, Inc 152
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 234,311
INSURANCE - 2.2%
1,969,389 Aegon NV 8,455
2,161,000 AIA Group Ltd 22,663
116,920 Allianz AG. 26,989
129,259 Allstate Corp 14,323
695,606 Assicurazioni Generali S.p.A. 13,860
147 Assurant, Inc 18

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
676,895 AXA S.A. $ 20,657
262,511 Chubb Ltd 50,974
914 Hartford Financial Services Group, Inc 64
1,068 Insurance Australia Group Ltd 3
4,265,379 Legal & General Group plc 12,615
319,566 Marsh & McLennan Cos, Inc 53,224
82,300 MS&AD Insurance Group Holdings Inc 2,551
37,587 Muenchener Rueckver AG. 13,142
225,357 NN Group NV 8,183
720 Principal Financial Group 53
334,631 Progressive Corp 47,872
357,846 Prudential Financial, Inc 29,608
305,354 QBE Insurance Group Ltd 2,990
149,200 Sompo Holdings, Inc 5,912
77,096 Sun Life Financial, Inc 3,602
20,793 Swiss Life Holding 12,831
121,443 Swiss Re Ltd 12,476
171,903 Travelers Cos, Inc 29,466
16,637 Willis Towers Watson plc 3,866
49,200 Zurich Insurance Group AG 23,577
TOTAL INSURANCE 419,974
MATERIALS - 2.8%
114,270 Agnico-Eagle Mines Ltd 5,826
502 Akzo Nobel NV 39
19,088 Amcor plc 217
100,173 Anglo American plc 3,332
478,842 Antofagasta plc 9,379
12,214 Aptargroup, Inc 1,444
480,800 Asahi Kasei Corp 3,368
473,129 Ball Corp 26,074
220,460 BlueScope Steel Ltd 2,984
274,151 Boliden AB 10,770
83,968 * Century Aluminum Co 840
290 Chr Hansen Holding A/S 22
103,486 Clariant AG. 1,717
19,088 * Coeur Mining, Inc 76
1,679 Compass Minerals International, Inc 58
534 g Covestro AG. 22
335,807 CRH plc 16,965
41,736 Croda International plc 3,354
38,143 * Diversey Holdings Ltd 309
123,460 Dow, Inc 6,768
45,775 DSM NV 5,417
277,917 Ecolab, Inc 46,004
127,774 Evonik Industries AG. 2,688
917,652 Fortescue Metals Group Ltd 13,794
56,667 Franco-Nevada Corp 8,265
3,439 Givaudan S.A. 11,193
114,550 HeidelbergCement AG. 8,364
41,648 e Holmen AB 1,606
190,067 Independence Group NL 1,630
76,786 International Flavors & Fragrances, Inc 7,061
1,576 International Paper Co 57
1,233 James Hardie Industries NV 27
309,800 JFE Holdings, Inc 3,932
11,455 Johnson Matthey plc 281
84,990 JSR Corp 2,011
42,157 Koppers Holdings, Inc 1,474
202,001 Linde plc 71,799
19,009 Martin Marietta Materials, Inc 6,749

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
181,711 Mineral Resources Ltd $ 9,823
306,342 Mitsubishi Chemical Holdings Corp 1,822
602 e Mitsui Chemicals, Inc 16
171,178 Mondi plc 2,718
261,440 Mosaic Co 11,995
605,266 Newcrest Mining Ltd 10,804
528,891 Newmont Goldcorp Corp 25,926
579,300 Nippon Paint Co Ltd 5,447
566,000 Nippon Steel Corp 13,347
89,700 Nitto Denko Corp 5,805
1,499,635 Norsk Hydro ASA 11,192
375,868 Northern Star Resources Ltd 3,082
566 Novozymes AS 29
218,867 Nucor Corp 33,808
215,124 e Nutrien Ltd 15,887
1,122 Orica Ltd 12
905,449 Pilbara Minerals Ltd 2,409
24,233 PPG Industries, Inc 3,237
5,386 Schnitzer Steel Industries, Inc (Class A) 167
584,000 Shin-Etsu Chemical Co Ltd 18,957
62,483 SIG Combibloc Group AG. 1,610
58,204 Sika AG. 16,326
678 Smurfit Kappa Group plc 25
204 Solvay S.A. 23
527 Steel Dynamics, Inc 60
152,065 Stora Enso Oyj (R Shares) 1,978
1,346,023 e Sumitomo Chemical Co Ltd 4,532
290,200 Sumitomo Metal Mining Co Ltd 11,104
193,211 * Summit Materials, Inc 5,505
482,659 e Svenska Cellulosa AB (B Shares) 6,357
367 Symrise AG. 40
9,000 Toray Industries, Inc 51
719 Tosoh Corp 10
30,132 Trinseo plc 628
209,511 Umicore S.A. 7,107
25,842 * UPM-Kymmene Oyj 868
112,930 Voestalpine AG. 3,840
703 WestRock Co 21
135,146 Wheaton Precious Metals Corp 6,509
TOTAL MATERIALS 528,993
MEDIA & ENTERTAINMENT - 2.2%
311 * Charter Communications, Inc 111
232,206 *,e Cinemark Holdings, Inc 3,434
843,216 *,e Clear Channel 1,012
1,445,658 Comcast Corp (Class A) 54,805
172,502 Electronic Arts, Inc 20,778
870 Fox Corp (Class A) 30
409 Fox Corp (Class B) 13
184,668 Gray Television, Inc 1,610
151,699 * iHeartMedia, Inc 592
9,348 * Imax Corp 179
1,517,332 Informa plc 13,006
131,967 Interpublic Group of Cos, Inc 4,914
14,063 John Wiley & Sons, Inc (Class A) 545
103,150 * Liberty Broadband Corp (Class C) 8,427
40,259 * MediaAlpha, Inc 603
173,661 * Netflix, Inc 59,996
15,892 New York Times Co (Class A) 618
402,000 Nintendo Co Ltd 15,614
287,247 Omnicom Group, Inc 27,099

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
1,668 Paramount Global (Class B) $ 37
225,228 Pearson plc 2,357
700,806 * Pinterest, Inc 19,111
160,212 Publicis Groupe S.A. 12,506
146 REA Group Ltd 14
51,127 * ROBLOX Corp 2,300
5,556 * Roku, Inc 366
13,853 Scholastic Corp 474
10,426 Seek Ltd 168
59,889 e Sinclair Broadcast Group, Inc (Class A) 1,028
1,560,108 e Sirius XM Holdings, Inc 6,194
9,104 * Snap, Inc 102
190,290 * Take-Two Interactive Software, Inc 22,701
9,574 TEGNA, Inc 162
226,079 * TripAdvisor, Inc 4,490
425,056 * Vimeo, Inc 1,628
666,032 Vivendi Universal S.A. 6,735
734,489 * Walt Disney Co 73,544
380,854 * Warner Bros Discovery, Inc 5,751
670,825 WPP plc 7,970
133,506 * Yelp, Inc 4,099
2,798,400 e Z Holdings Corp 7,935
121,571 * ZipRecruiter, Inc 1,938
585,307 * ZoomInfo Technologies, Inc 14,463
TOTAL MEDIA & ENTERTAINMENT 409,459
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
256,847 * Adaptive Biotechnologies Corp 2,268
306,157 Agilent Technologies, Inc 42,354
114,215 * Agios Pharmaceuticals, Inc 2,623
119,809 * Alector, Inc 742
240,327 Amgen, Inc 58,099
36,474 * Arcturus Therapeutics Holdings, Inc 874
789,014 Astellas Pharma, Inc 11,210
367,259 AstraZeneca plc 50,885
8,612 AstraZeneca plc (ADR) 598
192,539 * Atara Biotherapeutics, Inc 558
41,971 * Atea Pharmaceuticals, Inc 141
2,859 *,e Axsome Therapeutics, Inc 176
99,760 * BioCryst Pharmaceuticals, Inc 832
8,992 * Biogen, Inc 2,500
950,040 Bristol-Myers Squibb Co 65,847
48,568 *,e Caribou Biosciences, Inc 258
41,279 *,e Cassava Sciences, Inc 996
157,043 * Catalent, Inc 10,319
462,391 Chugai Pharmaceutical Co Ltd 11,418
141,250 CSL Ltd 27,356
556,247 Daiichi Sankyo Co Ltd 20,291
276,403 Danaher Corp 69,665
15,154 * Eagle Pharmaceuticals, Inc 430
117,600 Eisai Co Ltd 6,680
272,320 Eli Lilly & Co 93,520
144,509 * Erasca, Inc 435
67,916 *,e Fulcrum Therapeutics, Inc 194
37,690 * Genmab AS 14,247
447,862 Gilead Sciences, Inc 37,159
1,242,756 GSK plc 21,959
16,584 *,e IGM Biosciences, Inc 228
75,644 * Illumina, Inc 17,591
746,393 * Inovio Pharmaceuticals, Inc 612
115,969 * Intellia Therapeutics, Inc 4,322

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
18,922 * Intra-Cellular Therapies, Inc $ 1,025
88,553 * IQVIA Holdings, Inc 17,612
36,681 * Jazz Pharmaceuticals plc 5,367
71,749 * Kezar Life Sciences, Inc 225
747 Kyowa Hakko Kogyo Co Ltd 16
31,241 Lonza Group AG. 18,807
832,100 Merck & Co, Inc 88,527
71,239 Merck KGaA 13,281
7,994 * Mettler-Toledo International, Inc 12,232
55,708 * Mirati Therapeutics, Inc 2,071
196,308 * NeoGenomics, Inc 3,418
54,572 * NGM Biopharmaceuticals Inc 223
526,212 Novartis AG. 48,316
391,599 Novo Nordisk AS 62,194
94,187 * Nurix Therapeutics, Inc 836
98,272 * Nuvation Bio, Inc 163
147,100 Ono Pharmaceutical Co Ltd 3,065
66,248 Orion Oyj (Class B) 2,961
31,371 Phibro Animal Health Corp 481
88,249 * Prothena Corp plc 4,277
49,532 *,e Provention Bio, Inc 1,194
32,795 * Regeneron Pharmaceuticals, Inc 26,947
59,225 * Revance Therapeutics, Inc 1,908
240,956 *,e Sana Biotechnology, Inc 788
101,433 Shionogi & Co Ltd 4,575
85,477 UCB S.A. 7,640
139,477 * Ultragenyx Pharmaceutical, Inc 5,593
24,502 * Waters Corp 7,587
51,171 West Pharmaceutical Services, Inc 17,729
312,596 Zoetis, Inc 52,028
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 988,473
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
1,726,973 Capitaland Investment Ltd 4,791
113,706 * CBRE Group, Inc 8,279
177,700 City Developments Ltd 986
301,100 Daiwa House Industry Co Ltd 7,094
5,328 FirstService Corp 751
1,608 * Howard Hughes Corp 129
1,600 Hulic Co Ltd 13
6,486 * Jones Lang LaSalle, Inc 944
205 LEG Immobilien AG. 11
505,854 Lend Lease Corp Ltd 2,462
560,472 Mitsubishi Estate Co Ltd 6,667
359,317 Mitsui Fudosan Co Ltd 6,749
97,100 Nomura Real Estate Holdings, Inc 2,150
237,484 * Realogy Holdings Corp 1,254
2,740 RMR Group, Inc 72
604,000 Swire Pacific Ltd (Class A) 4,642
1,367,000 Swire Properties Ltd 3,518
1,300 UOL Group Ltd 7
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 50,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
465,676 Applied Materials, Inc 57,199
93,749 ASML Holding NV 63,885
28,520 * Cirrus Logic, Inc 3,120
11,446 * First Solar, Inc 2,489
2,067,427 Intel Corp 67,543
99,285 Lam Research Corp 52,633

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
531,101 Marvell Technology, Inc $ 22,997
598,020 NVIDIA Corp 166,112
730 NXP Semiconductors NV 136
543,842 * ON Semiconductor Corp 44,769
23,432 * Silicon Laboratories, Inc 4,103
384,653 Texas Instruments, Inc 71,549
157,800 Tokyo Electron Ltd 19,278
15,749 Universal Display Corp 2,443
156,894 * Wolfspeed, Inc 10,190
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 588,446
SOFTWARE & SERVICES - 7.1%
261,255 Accenture plc 74,669
187,348 * Adobe, Inc 72,198
440 * Akamai Technologies, Inc 34
11,456 * Ansys, Inc 3,813
225,507 * Autodesk, Inc 46,942
251,084 Automatic Data Processing, Inc 55,899
428 * Black Knight, Inc 25
50,477 * Blackline, Inc 3,390
183,284 * Cadence Design Systems, Inc 38,506
381 * Ceridian HCM Holding, Inc 28
300,529 Dassault Systemes SE 12,397
30,564 * Descartes Systems Group, Inc 2,467
553 * DocuSign, Inc 32
133,435 Dolby Laboratories, Inc (Class A) 11,398
503,634 * DXC Technology Co 12,873
70 * Fair Isaac Corp 49
12,659 * Five9, Inc 915
97,800 Fujitsu Ltd 13,216
1,601 Gen Digital, Inc 27
123 * HubSpot, Inc 53
456,421 International Business Machines Corp 59,832
138,265 Intuit, Inc 61,643
1,586,061 Microsoft Corp 457,261
265,881 NEC Corp 10,264
99,528 * New Relic, Inc 7,493
211,300 Nomura Research Institute Ltd 4,942
160,722 * Nutanix, Inc 4,177
6,151 * OneSpan, Inc 108
165,017 Open Text Corp (Toronto) 6,365
38,600 Otsuka Corp 1,371
309 * PTC, Inc 40
33,075 * Rapid7, Inc 1,518
50,661 Roper Technologies, Inc 22,326
385,207 * Salesforce, Inc 76,957
285,179 SAP AG. 36,010
123,207 * ServiceNow, Inc 57,257
409,970 * Shopify, Inc (Class A) 19,657
451 * Splunk, Inc 43
76,934 * SPS Commerce, Inc 11,717
91,800 Sumisho Computer Systems Corp 1,344
142,853 * SVMK, Inc 1,331
113,940 * Synopsys, Inc 44,009
73,484 * Teradata Corp 2,960
86,789 * Trade Desk, Inc 5,286
267 * VeriSign, Inc 56
304,170 * VMware, Inc (Class A) 37,976
178,295 Wisetech Global Ltd 7,855
218,409 * Workday, Inc 45,110

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
122,223 * Xero Ltd $ 7,413
TOTAL SOFTWARE & SERVICES 1,341,252
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
187,442 Avnet, Inc 8,472
3,200 Azbil Corp 88
25,441 Badger Meter, Inc 3,099
79,361 Benchmark Electronics, Inc 1,880
172,279 * Ciena Corp 9,048
1,535,300 Cisco Systems, Inc 80,258
70,274 CTS Corp 3,476
58,624 * ePlus, Inc 2,875
80,063 * Fabrinet 9,508
36,066 * FARO Technologies, Inc 888
85,100 Fujifilm Holdings Corp 4,320
2,277,428 Hewlett Packard Enterprise Co 36,279
1,521,929 HP, Inc 44,669
29,100 e Ibiden Co Ltd 1,167
66,012 * Insight Enterprises, Inc 9,437
4,037 * Itron, Inc 224
56,174 Keyence Corp 27,531
254,348 * Keysight Technologies, Inc 41,072
39,615 * Kimball Electronics, Inc 955
199,997 * Knowles Corp 3,400
17,609 * Lumentum Holdings, Inc 951
8,736 Methode Electronics, Inc 383
442,473 *,e Microvision, Inc 1,181
279,109 * Mirion Technologies, Inc 2,384
4,828 Motorola Solutions, Inc 1,381
236,500 Murata Manufacturing Co Ltd 14,414
150,976 National Instruments Corp 7,913
36,422 * Netgear, Inc 674
3,862 * Novanta, Inc 614
46,700 Omron Corp 2,733
18,244 * OSI Systems, Inc 1,868
51,066 *,e PAR Technology Corp 1,734
41,876 * Plexus Corp 4,086
64,222 * Ribbon Communications, Inc 220
40,576 * Rogers Corp 6,631
6,455 Shimadzu Corp 203
151,500 TDK Corp 5,438
534,010 * Trimble Inc 27,993
234,171 * TTM Technologies, Inc 3,159
22,191 * Vishay Precision Group, Inc 927
344,264 Vontier Corp 9,412
247,981 Xerox Holdings Corp 3,819
34,711 * Xperi, Inc 379
632 Yokogawa Electric Corp 10
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 387,153
TELECOMMUNICATION SERVICES - 1.0%
47,068 * Bandwidth Inc 715
4,985,806 e BT Group plc 8,981
393 Elisa Oyj (Series A) 24
10,000 HKT Trust and HKT Ltd 13
219,251 Iridium Communications, Inc 13,578
610,632 KDDI Corp 18,831
555,864 Koninklijke KPN NV 1,964
2,960 * Liberty Global plc (Class A) 58
7,192 * Liberty Global plc (Class C) 147
1,239,392 Orange S. A. 14,724

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
VALUE
(000)
185,118 Rogers Communications, Inc (Class B) $ 8,580
3,175,800 Singapore Telecommunications Ltd 5,884
1,298,600 Softbank Corp 14,991
14,787 Swisscom AG. 9,437
8,252 Tele2 AB (B Shares) 82
5,177 Telecom Corp of New Zealand Ltd 16
588,810 Telefonica Deutschland Holding AG. 1,813
131,695 Telenor ASA 1,544
1,677,759 e TeliaSonera AB 4,260
29,534 TELUS Corp 586
1,766,154 Verizon Communications, Inc 68,686
13,012,801 Vodafone Group plc 14,354
TOTAL TELECOMMUNICATION SERVICES 189,268
TRANSPORTATION - 1.8%
115,400 *,e All Nippon Airways Co Ltd 2,508
243 AMERCO 13
54,722 ArcBest Corp 5,057
445,387 * Auckland International Airport Ltd 2,424
620,413 Aurizon Holdings Ltd 1,397
194,025 Canadian National Railway Co 22,894
71,702 CH Robinson Worldwide, Inc 7,125
1,652,973 CSX Corp 49,490
1,127,073 * Delta Air Lines, Inc 39,357
233,700 East Japan Railway Co 12,933
135,172 Expeditors International of Washington, Inc 14,885
270,700 Hankyu Hanshin Holdings, Inc 8,027
284 Keio Corp 10
111,858 e Keisei Electric Railway Co Ltd 3,446
24,300 Kintetsu Corp 783
44,193 Kuehne & Nagel International AG. 13,162
459 Landstar System, Inc 82
1,879,864 MTR Corp 9,073
82,713 Nippon Express Holdings, Inc 4,991
279,975 e Nippon Yusen Kabushiki Kaisha 6,540
153,061 Norfolk Southern Corp 32,449
815 Odakyu Electric Railway Co Ltd 11
69,212 Old Dominion Freight Line 23,590
101,200 SG Holdings Co Ltd 1,501
1,185,349 e Singapore Airlines Ltd 5,113
1,469 Tokyu Corp 20
1,618,272 Transurban Group 15,452
344,530 United Parcel Service, Inc (Class B) 66,835
19,407 West Japan Railway Co 799
TOTAL TRANSPORTATION 349,967
UTILITIES - 1.9%
1,850 e Algonquin Power & Utilities Corp 16
689 Alliant Energy Corp 37
368,889 American Electric Power Co, Inc 33,565
500,415 APA Group 3,399
1,021,500 CLP Holdings Ltd 7,381
797 CMS Energy Corp 49
215,402 Consolidated Edison, Inc 20,608
25,775 DTE Energy Co 2,823
3,252,520 Enel S.p.A. 19,837
911,108 Energias de Portugal S.A. 4,965
689 Essential Utilities Inc 30
93,348 Eversource Energy 7,305
118,617 Fortis, Inc 5,042
911 g Hydro One Ltd 26

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,044,204 Iberdrola S.A. $ 25,466
1,949 Mercury NZ Ltd 8
247,549 Meridian Energy Ltd 814
1,254,956 National Grid plc 16,976
172,595 e Naturgy Energy Group S.A. 5,196
856,339 NextEra Energy, Inc 66,007
1,123 NiSource, Inc 31
746,374 Origin Energy Ltd 4,157
38,948 g Orsted AS 3,321
145,500 Osaka Gas Co Ltd 2,390
1,123 Red Electrica Corp S.A. 20
492,137 Scottish & Southern Energy plc 10,981
219,420 Sempra Energy 33,168
674,492 Southern Co 46,931
181,100 Tokyo Gas Co Ltd 3,403
38,924 UGI Corp 1,353
144,399 WEC Energy Group, Inc 13,688
236,804 Xcel Energy, Inc 15,970
TOTAL UTILITIES 354,963
TOTAL COMMON STOCKS 11,127,660
(Cost $9,495,294)
PREFERRED STOCKS - 0.2%
FINANCIAL SERVICES - 0.0%
233,115 *,e Federal Home Loan Mortgage Corp (FHLMC) 371
740,991 *,e Federal National Mortgage Association (FNMA) 1,274
TOTAL FINANCIAL SERVICES 1,645
INSURANCE - 0.0%
178,941 Assurant, Inc 3,493
TOTAL INSURANCE 3,493
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 Brookfield Property Partners LP 5,881
695,000 Brookfield Property Partners LP 8,653
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,534
UTILITIES - 0.1%
490,000 Brookfield Infrastructure Partners LP 9,168
308,000 e Brookfield Renewable Partners LP 6,080
TOTAL UTILITIES 15,248
TOTAL PREFERRED STOCKS 34,920
(Cost $75,901)

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited)
SHARES COMPANY
EXPIRATION
DATE
VALUE
(000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 † ABIOMED, Inc 12/31/29 $ 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS 1
(Cost $1)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.3%
$ 25,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/06/23 24,991
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/05/23 9,997
8,000,000 FHLB 0 .000 05/17/23 7,955
2,300,000 FHLB 0 .000 05/19/23 2,287
10,000,000 FHLB 0 .000 06/09/23 9,913
5,000,000 FHLB 0 .000 06/12/23 4,955
TOTAL GOVERNMENT AGENCY DEBT 60,098
REPURCHASE AGREEMENT - 1.1%
199,545,000 r Fixed Income Clearing Corp (FICC) 4 .810 04/03/23 199,545
TOTAL REPURCHASE AGREEMENT 199,545
TREASURY DEBT - 0.0%
5,000,000 United States Treasury Bill 0 .000 04/04/23 5,000
TOTAL TREASURY DEBT 5,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
235,786,454 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .840 235,786
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 235,786
TOTAL SHORT-TERM INVESTMENTS 500,429
(Cost $500,402)
TOTAL INVESTMENTS - 100.6% 19,128,085
(Cost $18,120,405)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (118,636)
NET ASSETS - 100.0% $19,009,449
ADR American Depositary Receipt
CLP Chilean Peso
CCRC Congregate Care Retirement Center
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate

CREF Social Choice Account March 31, 2023

See Notes to Portfolio of Investments
Portfolio of Investments
(unaudited) (continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $266,931,572.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.810% dated 3/31/23 to be repurchased at $199,545,000 on 4/3/23, collateralized by Government Agency
Securities, with coupon rates 0.625%–3.125% and maturity dates 8/15/25–7/15/32, valued at $203,536,030.

Notes to Portfolios of Investments
(unaudited)
College Retirement Equities Fund March 31, 2023

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Account Level 1 Level 2 Level 3 Total
Stock
Corporate bonds $— $55 $— $55
Government bonds — 210 — 210
Common stocks 75,088,123 33,804,831 6,251 108,899,205
Rights/Warrants 29 1,996 25 2,050
Short-term investments — 2,394,253 — 2,394,253
Futures contracts* 38,325 — — 38,325
Total $75,126,477 $36,201,345 $6,276 $111,334,098
Global Equities
Corporate bonds $— $14 $— $14
Common stocks 15,060,615 7,654,796 65 22,715,476
Rights/Warrants 15 1 — 16
Short-term investments — 559,409 — 559,409
Futures contracts* 15,025 — — 15,025
Total $15,075,655 $8,214,220 $65 $23,289,940
Growth
Common stocks $27,409,988 $773,316 $— $28,183,304
Short-term investments 45,418 100,825 — 146,243
Total $27,455,406 $874,141 $— $28,329,547
Equity Index
Common stocks $20,310,388 $— $882 $20,311,270
Short-term investments 120,969 100,730 — 221,699
Futures contracts* 5,457 — — 5,457
Total $20,436,814 $100,730 $882 $20,538,426

College Retirement Equities Fund March 31, 2023

Notes to Portfolios of Investments
(unaudited) (continued)
Account Level 1 Level 2 Level 3 Total
Core Bond
Bank loan obligations $— $46,963 $59 $47,022
Corporate bonds — 3,604,063 726 3,604,789
Government bonds — 5,047,882 1,513 5,049,395
Structured assets — 1,935,332 2,116 1,937,448
Preferred stocks 7,791 — — 7,791
Short-term investments 158,904 57,658 — 216,562
Futures contracts* 5,905 — — 5,905
Forward foreign currency contracts* — 1,982 — 1,982
Credit default swap contracts* — (4,098) — (4,098)
Total $172,600 $10,689,782 $4,414 $10,866,796
Inflation-Linked Bond
Bank loan obligations $— $34,251 $— $34,251
Corporate bonds — 247,469 — 247,469
Government bonds — 6,594,060 — 6,594,060
Structured assets — 252,895 2,589 255,484
Common stocks 19,718 — — 19,718
Short-term investments 35,918 28,334 — 64,252
Futures contracts* (1,015) — — (1,015)
Total $54,621 $7,157,009 $2,589 $7,214,219
Social Choice
Bank loan obligations $— $31,049 $— $31,049
Corporate bonds — 2,203,268 — 2,203,268
Government bonds — 4,457,467 1,625 4,459,092
Structured assets — 765,349 6,317 771,666
Common stocks 8,159,817 2,967,843 — 11,127,660
Preferred stocks 34,920 — — 34,920
Rights/Warrants — — 1 1
Short-term investments 235,786 264,643 — 500,429
Total $8,430,523 $10,689,619 $7,943 $19,128,085
* Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.
A10944-B (5/23)